UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1: Report(s) to Shareholders.

Annual Report  |  August 31, 2020
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2020
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	6.72%
NAV Return[1]	7.37%
FTSE Developed ex US Index (Net)*	7.23%
ETF Category: Morningstar Foreign Large Blend[2]	6.96%
Performance Details	pages 7-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	8.77%
NAV Return[1]	9.63%
FTSE Developed Small Cap ex US Liquid Index (Net)*	9.43%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	7.36%
Performance Details	pages 10-12

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	12.77%
NAV Return[1]	12.76%
FTSE Emerging Index (Net)*	12.97%
ETF Category: Morningstar Diversified Emerging Markets[2]	12.35%
Performance Details	pages 13-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The 12-month reporting period ended August 31, 2020 has been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world brought many economies to an abrupt halt and sent stock markets reeling. A new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% over just 22 trading days in late February and early March. International markets also saw similar sell-offs. Stocks then rebounded almost as quickly as they fell, however. Major equity indices began to regain losses in April before reaching new highs in August—even as economic uncertainty continued amid the ongoing COVID-19 pandemic. For the 12-month reporting period ended August 31, 2020, the S&P 500® Index returned 21.9%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 6.1%.
Recent market volatility is a reminder of the importance of having a long-term investing plan and a diversified portfolio. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—such as selling when markets have fallen or buying after markets have already rebounded. That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab International Equity ETFs that can help make it easier for investors to build diversified portfolios. Along with offering among the lowest management fees in the industry, the Schwab ETFs also offer potential tax-efficiency. In fact, since the launch of the first Schwab ETFs in 2009, we have paid zero capital gains on our entire ETF lineup.1
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab International Equity ETFs that can help make it easier for investors to build diversified portfolios.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	There is no guarantee that capital gains distributions will not be made in the future.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment

For the 12-month reporting period ended August 31, 2020, international equity markets were mostly higher, despite experiencing historic volatility. Up until the final week of February 2020, international equity markets had risen steadily. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and driving a global selloff that sent major market indices into bear-market territory. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over the remainder of the reporting period, generally increasing the returns on overseas investments in U.S. dollar terms. For the 12-month reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 6.13%, while the MSCI Emerging Markets Index (Net)* returned 14.49%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 21.94% for the same period.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December 2019, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter, but in the fallout of the COVID-19 pandemic the U.S. entered recessionary territory with record speed. U.S. GDP fell steeply, declining 5.0% and 31.4% for the first and second quarters of 2020, respectively,—with the second quarter representing the largest contraction in U.S. GDP since 1947. Inflation crept up slightly in January and February, before retreating in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment (continued)

Outside the U.S., economic conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and, in the second half of the reporting period, the COVID-19 pandemic, which exacerbated economic weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. First and second quarter 2020 GDP contracted in the eurozone and the United Kingdom. Japan’s economy also contracted in the first and second quarters of 2020. Even China and India, which had maintained stronger growth than many developed countries, declined sharply, although China’s GDP rebounded in the second quarter of 2020.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March—resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0.00%, unchanged since March 2016 and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March. Central banks in key emerging market economies—including China, India, Mexico, Russia, and Thailand—lowered their policy rates, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF as of August 31, 2020

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index (the index). The index is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2020, international equity markets were mostly higher, despite experiencing historic volatility. Up until the final week of February 2020, international equity markets had risen steadily. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and driving a global selloff that sent major market indices into bear-market territory. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over the remainder of the reporting period, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. During the 12-month reporting period ended August 31, 2020, the fund generally tracked the index. The fund’s market price return was 6.72% and its NAV return was 7.37%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 7.23%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Japanese stocks were the largest contributors to the total return of the fund. Stocks from Japan represented an average weight of approximately 23% of the fund’s investments and returned approximately 11% in U.S. dollar terms for the reporting period. One example from this market is Sony Corp. The fund’s holdings of Sony Corp. returned approximately 39% in U.S. dollar terms for the reporting period. Stocks from Germany also contributed to the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately 17% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom were the largest detractors from the total return of the fund. Stocks from the United Kingdom represented an average weight of approximately 14% of the fund’s investments and returned approximately -6% in U.S. dollar terms for the reporting period. One example from this market is the investment banking company HSBC Holdings Plc. The fund’s holdings of HSBC Holdings Plc returned approximately -38% in U.S. dollar terms for the reporting period. Stocks from Spain also detracted from the total return of the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately -13% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	6.72%	5.12%	5.77%
NAV Return[2]	7.37%	5.26%	5.82%
FTSE Developed ex US Index (Net)[3]	7.23%	5.17%	5.77%
ETF Category: Morningstar Foreign Large Blend[4]	6.96%	4.75%	5.56%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	1,502
Weighted Average Market Cap (millions)	$64,315
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	6% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF as of August 31, 2020

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index (the index). The index is comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2020, international equity markets were mostly higher, despite experiencing historic volatility. Up until the final week of February 2020, international equity markets had risen steadily. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and driving a global selloff that sent major market indices into bear-market territory. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over the remainder of the reporting period, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. During the 12-month reporting period ended August 31, 2020, the fund generally tracked the index. The fund’s market price return was 8.77% and its NAV return was 9.63%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 9.43%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Japan were the largest contributors to the total return of the fund. Japanese stocks represented an average weight of approximately 20% of the fund’s investments and returned approximately 6% in U.S. dollar terms for the reporting period. One example from this market is Tokyo Ohka Kogyo Co., Ltd. which manufactures chemicals and electronics materials for semiconductors. The fund’s holdings of Tokyo Ohka Kogyo Co., Ltd. returned approximately 48% in U.S. dollar terms for the reporting period. Stocks from South Korea also contributed to the total return of the fund, representing an average weight of approximately 5% of the fund’s investments and returning approximately 38% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom were the largest detractors from the total return of the fund. Stocks from the United Kingdom represented an average weight of approximately 14% of the fund’s investments and returned approximately -3% in U.S. dollar terms for the reporting period. One example from this market is Intermediate Capital Group plc, a private equity firm. The fund’s holdings of Intermediate Capital Group plc returned approximately -47% in U.S. dollar terms for the reporting period. (Please note this position was sold prior to the end of the reporting period.) Stocks from France also detracted from the total return of the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately -11 in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	8.77%	4.96%	6.23%
NAV Return[2]	9.63%	5.09%	6.36%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	9.43%	4.92%	6.29%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	7.36%	5.03%	6.84%
Fund Expense Ratio[5]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective February 25, 2020, the management fee was reduced to 0.11%. For more information, see financial note 4 or refer to the prospectus supplement dated February 25, 2020.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	2,002
Weighted Average Market Cap (millions)	$2,798
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	17% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF as of August 31, 2020

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2020, international equity markets were mostly higher, despite experiencing historic volatility. Up until the final week of February 2020, international equity markets had risen steadily. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and driving a global selloff that sent major market indices into bear-market territory. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over the remainder of the reporting period, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. During the 12-month reporting period ended August 31, 2020, the fund generally tracked the index. The fund’s market price return was 12.77% and its NAV return was 12.76%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 12.97%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Brazil were the largest detractors from the total return of the fund. Brazilian stocks represented an average weight of approximately 8% of the fund’s investments and returned approximately -25% in U.S. dollar terms for the reporting period. One example from this market is Itau Unibanco Holding S.A. ADR, a banking company. The fund’s holdings of Itau Unibanco Holding S.A. ADR returned approximately -47% in U.S. dollar terms for the reporting period. Stocks from Mexico also detracted from the fund’s total return, representing an average weight of approximately 3% of the fund’s investments and returning approximately -19% in U.S. dollar terms for the reporting period.
Stocks from China were the largest contributors to the total return of the fund. Chinese stocks represented an average weight of approximately 40% of the fund’s investments and returned approximately 39% in U.S. dollar terms for the reporting period. One example from this market is Alibaba Group Holding Ltd. ADR, a multinational technology company. The fund’s holdings of Alibaba Group Holding Ltd. ADR returned approximately 64% in U.S. dollar terms for the reporting period. Stocks from Taiwan also contributed to the fund’s total return, representing an average weight of approximately 14% of the fund’s investments and returning approximately 38% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	12.77%	8.24%	3.57%
NAV Return[2]	12.76%	8.31%	3.61%
FTSE Emerging Index (Net)[3]	12.97%	8.44%	3.76%
ETF Category: Morningstar Diversified Emerging Markets[4]	12.35%	7.81%	3.63%
Fund Expense Ratio[5]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective February 25, 2020, the management fee was reduced to 0.11%. For more information, see financial note 4 or refer to the prospectus supplement dated February 25, 2020.
14
Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	1513
Weighted Average Market Cap (millions)	$175,985
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
15
Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2020 and held through August 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/20	Ending Account Value (Net of Expenses) at 8/31/20	Expenses Paid During Period 3/1/20-8/31/20[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,079.30	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.80	$0.31
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$1,104.10	$0.58
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.55	$0.56
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$1,100.60	$0.58
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.55	$0.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$30.82	$33.25	$32.51	$28.32	$28.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.77	1.00	0.98	0.88	0.84
Net realized and unrealized gains (losses)	1.49	(2.30)	0.56	4.02	(0.45)
Total from investment operations	2.26	(1.30)	1.54	4.90	0.39
Less distributions:
Distributions from net investment income	(0.97)	(1.13)	(0.80)	(0.71)	(0.62)
Net asset value at end of period	$32.11	$30.82	$33.25	$32.51	$28.32
Total return	7.37%	(3.79%)	4.70%	17.76%	1.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06% [2]	0.08%
Net investment income (loss)	2.50%	3.22%	2.91%	2.95%	3.06%
Portfolio turnover rate[3]	6%	8%	5%	5%	5%
Net assets, end of period (x 1,000)	$19,843,632	$18,138,537	$16,294,052	$11,413,011	$6,168,595

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
BHP Group Ltd.	3,461,693	0.5	97,053,176
Commonwealth Bank of Australia	2,066,576	0.5	104,354,772
CSL Ltd.	530,881	0.6	112,291,225
Other Securities		4.7	940,913,932
		6.3	1,254,613,105

Austria 0.1%
Other Securities		0.1	29,204,991

Belgium 0.8%
Other Securities		0.8	165,204,015

Canada 7.8%
Canadian National Railway Co.	831,852	0.4	87,504,229
Enbridge, Inc.	2,371,973	0.4	75,967,944
Royal Bank of Canada	1,662,654	0.6	126,751,926
Shopify, Inc., Class A *	122,606	0.7	131,101,237
The Toronto-Dominion Bank	2,110,811	0.5	105,414,998
Other Securities		5.2	1,012,959,323
		7.8	1,539,699,657

Denmark 2.0%
Novo Nordisk A/S, B Shares	1,882,964	0.6	124,978,365
Other Securities		1.4	270,447,239
		2.0	395,425,604

Finland 1.2%
Other Securities		1.2	234,612,660

France 8.8%
Air Liquide S.A.	541,912	0.5	90,118,296
L'Oreal S.A.	279,944	0.5	92,705,890
LVMH Moet Hennessy Louis Vuitton SE	290,538	0.7	136,485,851
Sanofi	1,273,848	0.7	129,295,980
Schneider Electric SE	616,539	0.4	76,500,076
Total SE	2,769,247	0.6	109,623,306
Other Securities		5.4	1,108,962,305
		8.8	1,743,691,704

Germany 7.7%
adidas AG *	224,271	0.4	68,288,053
Allianz SE	484,548	0.5	105,190,010
BASF SE	1,065,879	0.3	65,088,150
Security	Number of Shares	% of Net Assets	Value ($)
Bayer AG	1,146,609	0.4	76,161,314
Deutsche Telekom AG	3,793,119	0.3	66,911,643
SAP SE	1,313,249	1.1	216,802,975
Siemens AG	891,298	0.6	123,287,580
Other Securities		4.1	815,289,856
		7.7	1,537,019,581

Hong Kong 3.3%
AIA Group Ltd.	14,130,908	0.8	145,499,953
Hong Kong Exchanges & Clearing Ltd.	1,487,888	0.4	75,103,293
Other Securities		2.1	425,193,728
		3.3	645,796,974

Ireland 0.2%
Other Securities		0.2	44,805,491

Israel 0.4%
Other Securities		0.4	82,265,495

Italy 2.0%
Enel S.p.A.	9,068,370	0.4	82,305,147
Other Securities		1.6	315,687,522
		2.0	397,992,669

Japan 22.5%
Daiichi Sankyo Co., Ltd.	741,088	0.3	66,019,693
Keyence Corp.	210,062	0.5	86,524,666
Nintendo Co., Ltd.	124,408	0.4	66,565,231
SoftBank Group Corp.	1,893,299	0.6	117,798,923
Sony Corp.	1,422,085	0.6	111,425,379
Takeda Pharmaceutical Co., Ltd.	1,777,740	0.4	66,368,736
Toyota Motor Corp.	2,868,365	1.0	189,502,241
Other Securities		18.7	3,763,747,246
		22.5	4,467,952,115

Netherlands 3.7%
ASML Holding N.V.	466,421	0.9	175,321,705
Unilever N.V.	1,694,511	0.5	98,308,003
Other Securities		2.3	456,349,250
		3.7	729,978,958

New Zealand 0.3%
Other Securities		0.3	61,826,408

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.6%
Other Securities		0.6	112,544,660

Poland 0.2%
Other Securities		0.2	48,363,700

Portugal 0.2%
Other Securities		0.2	30,834,126

Republic of Korea 4.1%
Samsung Electronics Co., Ltd.	5,493,052	1.3	249,705,201
Other Securities		2.8	562,782,838
		4.1	812,488,039

Singapore 1.0%
Other Securities		1.0	191,657,916

Spain 2.0%
Iberdrola S.A.	7,045,806	0.5	88,898,892
Other Securities		1.5	306,472,761
		2.0	395,371,653

Sweden 2.7%
Other Securities		2.7	536,316,540

Switzerland 8.5%
Nestle S.A.	3,371,996	2.1	406,534,384
Novartis AG	2,515,005	1.1	217,969,893
Roche Holding AG	813,621	1.4	285,257,538
Other Securities		3.9	772,814,230
		8.5	1,682,576,045

United Kingdom 12.3%
AstraZeneca plc	1,532,374	0.9	171,117,771
BP plc	23,137,231	0.4	81,848,078
British American Tobacco plc	2,663,395	0.5	90,312,803
Diageo plc	2,675,176	0.5	89,888,441
GlaxoSmithKline plc	5,751,525	0.6	113,358,766
HSBC Holdings plc *	23,790,883	0.5	105,168,614
Reckitt Benckiser Group plc	736,116	0.4	74,020,239
Rio Tinto plc	1,272,617	0.4	78,979,021
Royal Dutch Shell plc, A Shares	4,798,092	0.4	71,105,306
Unilever plc	1,271,594	0.4	75,935,983
Other Securities		7.3	1,494,412,523
		12.3	2,446,147,545
Total Common Stock
(Cost $18,277,679,313)			19,586,389,651

Preferred Stock 0.7% of net assets

Germany 0.5%
Other Securities		0.5	92,315,060

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.0%
Other Securities		0.0	3,501,007

Republic of Korea 0.2%
Other Securities		0.2	48,265,270
Total Preferred Stock
(Cost $122,165,114)			144,081,337

Rights 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	27,582
Total Rights
(Cost $171,730)			27,582

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
Other Securities		0.2	24,360,805
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)		0.4	82,885,164
Total Other Investment Companies
(Cost $107,245,969)			107,245,969

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	1,158	110,015,790	4,180,306
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $78,840,676.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,928,557,747	$—	$—	$9,928,557,747
Australia	1,253,419,104	—	1,194,001	1,254,613,105
Hong Kong	645,796,974	—	— *	645,796,974
Japan	4,463,529,921	—	4,422,194	4,467,952,115
Portugal	30,834,126	—	— *	30,834,126
Republic of Korea	811,978,998	—	509,041	812,488,039
United Kingdom	2,446,114,700	—	32,845	2,446,147,545
Preferred Stock[1]	144,081,337	—	—	144,081,337
Rights [1]
Singapore [1]	—	—	27,582	27,582
Other Investment Companies[1]	107,245,969	—	—	107,245,969
Futures Contracts[2]	4,180,306	—	—	4,180,306
Total	$19,835,739,182	$—	$6,185,663	$19,841,924,845
*	Level 3 amount shown includes securities determined to have no value at August 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $18,424,376,962) including securities on loan of $78,840,676		$19,754,859,375
Collateral invested for securities on loan, at value (cost $82,885,164)		82,885,164
Deposit with broker for futures contracts		17,004,603
Foreign currency, at value (cost $7,886,448)		7,932,264
Receivables:
Investments sold		2,182,462
Dividends		41,143,014
Foreign tax reclaims		22,096,477
Income from securities on loan	+	167,514
Total assets		19,928,270,873
Liabilities
Collateral held for securities on loan		82,885,164
Payables:
Management fees		932,088
Variation margin on futures contracts	+	822,079
Total liabilities		84,639,331
Net Assets
Total assets		19,928,270,873
Total liabilities	–	84,639,331
Net assets		$19,843,631,542
Net Assets by Source
Capital received from investors		19,348,523,056
Total distributable earnings		495,108,486

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,843,631,542		618,000,000		$32.11

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends (net of foreign withholding tax of $50,240,127)		$485,291,676
Securities on loan, net	+	3,356,327
Total investment income		488,648,003
Expenses
Management fees		11,402,881
Professional fees	+	102,722*
Total expenses		11,505,603
Expense reduction by CSIM	-	102,722*
Net expenses	–	11,402,881
Net investment income		477,245,122
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(383,103,597)
Net realized gains on in-kind redemptions		527,097,277
Net realized gains on futures contracts		6,230,201
Net realized gains on foreign currency transactions	+	720,961
Net realized gains		150,944,842
Net change in unrealized appreciation (depreciation) on investments		771,324,131
Net change in unrealized appreciation (depreciation) on futures contracts		4,243,590
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,667,060
Net change in unrealized appreciation (depreciation)	+	778,234,781
Net realized and unrealized gains		929,179,623
Increase in net assets resulting from operations		$1,406,424,745
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$477,245,122	$539,201,794
Net realized gains (losses)		150,944,842	(304,902,030)
Net change in unrealized appreciation (depreciation)	+	778,234,781	(817,627,450)
Increase (decrease) in net assets resulting from operations		1,406,424,745	(583,327,686)
Distributions to Shareholders
Total distributions		($591,185,650)	($592,259,760)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		84,700,000	$2,479,224,662	98,500,000	$3,020,072,181
Shares redeemed	+	(55,200,000)	(1,589,369,198)	—	—
Net transactions in fund shares		29,500,000	$889,855,464	98,500,000	$3,020,072,181
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		588,500,000	$18,138,536,983	490,000,000	$16,294,052,248
Total increase	+	29,500,000	1,705,094,559	98,500,000	1,844,484,735
End of period		618,000,000	$19,843,631,542	588,500,000	$18,138,536,983
23
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$31.15	$35.86	$34.80	$29.96	$29.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.82	0.84	0.73	0.67
Net realized and unrealized gains (losses)	2.36	(4.63)	1.22	4.70	0.50
Total from investment operations	3.00	(3.81)	2.06	5.43	1.17
Less distributions:
Distributions from net investment income	(0.95)	(0.90)	(1.00)	(0.59)	(0.67)
Net asset value at end of period	$33.20	$31.15	$35.86	$34.80	$29.96
Total return	9.63%	(10.57%)	5.93%	18.52%	4.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [2]	0.12%	0.12%	0.14% [3]	0.17% [4]
Net investment income (loss)	2.07%	2.54%	2.31%	2.31%	2.34%
Portfolio turnover rate[5]	17%	20%	16%	12%	23%
Net assets, end of period (x 1,000)	$2,595,871	$2,186,842	$2,280,998	$1,538,038	$787,951

1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio. (See financial note 4)
3
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
24
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets

Australia 6.8%
NEXTDC Ltd. *	641,326	0.2	5,786,369
Saracen Mineral Holdings Ltd. *	1,554,648	0.2	6,001,641
Other Securities		6.4	165,887,768
		6.8	177,675,778

Austria 0.8%
Other Securities		0.8	21,379,021

Belgium 1.8%
Warehouses De Pauw CVA	186,902	0.2	6,616,356
Other Securities		1.6	39,877,583
		1.8	46,493,939

Canada 18.7%
Alamos Gold, Inc., Class A	556,028	0.2	5,825,076
Algonquin Power & Utilities Corp.	798,557	0.4	11,080,940
B2Gold Corp.	1,460,684	0.4	9,820,478
CAE, Inc.	378,165	0.2	6,002,112
Cameco Corp.	566,188	0.3	6,565,947
Canadian Apartment Properties REIT	239,740	0.3	8,279,903
CCL Industries, Inc., Class B	211,593	0.3	7,829,079
Emera, Inc.	349,185	0.6	14,270,771
Empire Co., Ltd., A Shares	238,080	0.2	6,203,474
First Quantum Minerals Ltd.	793,290	0.3	7,860,143
FirstService Corp.	49,325	0.2	6,178,543
Kinaxis, Inc. *	37,479	0.2	5,722,167
Kinross Gold Corp. *	1,782,963	0.6	15,846,127
Kirkland Lake Gold Ltd.	394,235	0.8	21,028,691
Northland Power, Inc.	244,303	0.3	6,849,371
Open Text Corp.	382,901	0.7	17,385,489
Pan American Silver Corp.	291,636	0.4	10,540,035
Parkland Corp. (a)	210,179	0.2	5,963,635
Quebecor, Inc., Class B	251,370	0.2	6,239,154
Ritchie Bros. Auctioneers, Inc.	154,931	0.4	9,075,048
The Descartes Systems Group, Inc. *	120,219	0.3	7,343,513
TMX Group Ltd.	79,941	0.3	8,412,840
Toromont Industries Ltd.	112,609	0.2	6,379,117
WSP Global, Inc.	150,266	0.4	10,205,333
Yamana Gold, Inc.	1,344,177	0.3	8,335,661
Other Securities		10.0	256,145,041
		18.7	485,387,688

Security	Number of Shares	% of Net Assets	Value ($)
Denmark 1.8%
Royal Unibrew A/S	69,821	0.3	7,335,824
SimCorp A/S	56,251	0.3	7,166,193
Other Securities		1.2	33,442,479
		1.8	47,944,496

Finland 1.3%
Kojamo Oyj	256,747	0.2	6,233,251
Other Securities		1.1	27,118,504
		1.3	33,351,755

France 2.3%
Other Securities		2.3	58,756,962

Germany 4.7%
HelloFresh SE *	200,171	0.4	10,317,908
MorphoSys AG *	46,336	0.2	5,843,571
Other Securities		4.1	107,085,171
		4.7	123,246,650

Hong Kong 1.3%
Other Securities		1.3	33,301,979

Ireland 0.2%
Other Securities		0.2	4,011,034

Israel 0.8%
Other Securities		0.8	21,589,884

Italy 2.3%
Other Securities		2.3	60,366,190

Japan 18.0%
Other Securities		18.0	467,395,586

Netherlands 1.7%
IMCD N.V.	74,310	0.3	7,952,184
Other Securities		1.4	35,156,168
		1.7	43,108,352

New Zealand 1.0%
Other Securities		1.0	26,741,234

25
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 2.0%
Tomra Systems A.S.A.	166,121	0.3	8,106,965
Other Securities		1.7	44,142,208
		2.0	52,249,173

Poland 0.5%
Other Securities		0.5	13,386,900

Portugal 0.3%
Other Securities		0.3	8,062,084

Republic of Korea 6.1%
Other Securities		6.1	157,101,906

Singapore 1.2%
Other Securities		1.2	32,169,056

Spain 1.5%
Other Securities		1.5	37,973,729

Sweden 6.5%
Evolution Gaming Group AB	188,843	0.6	14,183,560
Getinge AB, B Shares	316,238	0.3	7,043,440
Indutrade AB *	132,052	0.3	6,975,448
Sweco AB, B Shares	94,665	0.2	5,861,032
Other Securities		5.1	133,742,447
		6.5	167,805,927

Switzerland 5.5%
ams AG *	360,564	0.3	6,404,821
Belimo Holding AG	666	0.2	5,835,682
SIG Combibloc Group AG *	406,953	0.3	8,017,487
Sunrise Communications Group AG *	48,251	0.2	5,760,434
Tecan Group AG	16,849	0.3	7,638,138
VAT Group AG	37,083	0.3	7,248,163
Other Securities		3.9	101,202,322
		5.5	142,107,047

United Kingdom 12.2%
Dechra Pharmaceuticals plc	141,854	0.2	5,982,965
Electrocomponents plc	628,581	0.2	5,714,725
Games Workshop Group plc	46,139	0.2	5,695,914
The Unite Group plc	450,764	0.2	5,839,350
Other Securities		11.4	292,849,492
		12.2	316,082,446
Total Common Stock
(Cost $2,408,926,732)			2,577,688,816

Preferred Stock 0.3% of net assets

Germany 0.2%
Other Securities		0.2	5,151,309

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.0%
Other Securities		0.0	515,035

Republic of Korea 0.0%
Other Securities		0.0	242,740

Sweden 0.1%
Other Securities		0.1	842,509
Total Preferred Stock
(Cost $7,068,865)			6,751,593

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	11,857
Total Rights
(Cost $—)			11,857

Warrants 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 2.4% of net assets

United Kingdom 0.1%
Other Securities		0.1	2,220,844

United States 2.3%
Money Market Fund 0.1%
Other Securities		0.1	4,003,127
Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)		2.2	56,690,209
		2.3	60,693,336
Total Other Investment Companies
(Cost $63,725,744)			62,914,180

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	85	8,075,425	145,874

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $53,561,725.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,823,383,922	$—	$—	$1,823,383,922
Australia	176,630,639	—	1,045,139 *	177,675,778
Hong Kong	33,301,979	—	— *	33,301,979
Republic of Korea	154,471,261	—	2,630,645	157,101,906
Singapore	32,072,436	—	96,620 *	32,169,056
Spain	37,973,729	—	— *	37,973,729
United Kingdom	316,072,128	—	10,318	316,082,446
Preferred Stock[1]	6,751,593	—	—	6,751,593
Rights [1]
Australia	—	—	11,857	11,857
Warrants [1]
Singapore	—	—	— *	—
Other Investment Companies[1]	62,914,180	—	—	62,914,180
Futures Contracts[2]	145,874	—	—	145,874
Total	$2,643,717,741	$—	$3,794,579	$2,647,512,320
*	Level 3 amount shown includes securities determined to have no value at August 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
27
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $2,423,031,132) including securities on loan of $53,561,725		$2,590,676,237
Collateral invested for securities on loan, at value (cost $56,690,209)		56,690,209
Cash		1,836
Deposit with broker for futures contracts		950,400
Foreign currency, at value (cost $1,875,294)		1,898,968
Receivables:
Investments sold		160,327
Dividends		3,490,230
Foreign tax reclaims		1,516,117
Income from securities on loan	+	186,759
Total assets		2,655,571,083
Liabilities
Collateral held for securities on loan		56,690,209
Payables:
Investments bought		2,709,152
Management fees		221,309
Variation margin on futures contracts		73,941
Foreign capital gains tax	+	5,180
Total liabilities		59,699,791
Net Assets
Total assets		2,655,571,083
Total liabilities	–	59,699,791
Net assets		$2,595,871,292
Net Assets by Source
Capital received from investors		2,650,250,383
Total distributable loss		(54,379,091)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,595,871,292		78,200,000		$33.20

28
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends (net of foreign withholding tax of $5,263,153)		$47,317,775
Securities on loan, net	+	3,089,184
Total investment income		50,406,959
Expenses
Management fees		2,636,652
Professional fees	+	172*
Total expenses		2,636,824
Expense reduction by CSIM	-	172*
Net expenses	–	2,636,652
Net investment income		47,770,307
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $7,867)		(95,834,964)
Net realized gains on in-kind redemptions		47,469,920
Net realized gains on futures contracts		2,109,424
Net realized gains on foreign currency transactions	+	34,973
Net realized losses		(46,220,647)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $126,169)		263,071,377
Net change in unrealized appreciation (depreciation) on futures contracts		6,152
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	212,447
Net change in unrealized appreciation (depreciation)	+	263,289,976
Net realized and unrealized gains		217,069,329
Increase in net assets resulting from operations		$264,839,636
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
29
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$47,770,307	$54,351,677
Net realized gains (losses)		(46,220,647)	22,051,117
Net change in unrealized appreciation (depreciation)	+	263,289,976	(312,570,575)
Increase (decrease) in net assets resulting from operations		264,839,636	(236,167,781)
Distributions to Shareholders
Total distributions		($67,564,440)	($59,504,600)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,400,000	$367,298,269	14,200,000	$453,570,587
Shares redeemed	+	(5,400,000)	(155,544,663)	(7,600,000)	(252,053,793)
Net transactions in fund shares		8,000,000	$211,753,606	6,600,000	$201,516,794
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,200,000	$2,186,842,490	63,600,000	$2,280,998,077
Total increase or decrease	+	8,000,000	409,028,802	6,600,000	(94,155,587)
End of period		78,200,000	$2,595,871,292	70,200,000	$2,186,842,490
30
Schwab International Equity ETFs  |  Annual Report
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$24.82	$25.89	$26.99	$22.56	$20.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.79	0.72	0.68	0.71	0.58
Net realized and unrealized gains (losses)	2.34	(1.00)	(1.13)	4.21	1.64
Total from investment operations	3.13	(0.28)	(0.45)	4.92	2.22
Less distributions:
Distributions from net investment income	(0.84)	(0.79)	(0.65)	(0.49)	(0.49)
Net asset value at end of period	$27.11	$24.82	$25.89	$26.99	$22.56
Total return	12.76%	(0.97%)	(1.79%)	22.40%	11.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12% [2]	0.13%	0.13%	0.13% [3]	0.14%
Net investment income (loss)	3.16%	2.85%	2.48%	2.96%	2.85%
Portfolio turnover rate[4]	15%	13%	18%	7%	10%
Net assets, end of period (x 1,000)	$7,195,522	$5,804,446	$4,900,591	$4,248,821	$2,009,874

1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio. (See financial note 4)
3
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
31
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.3% of net assets

Brazil 4.6%
B3 S.A. - Brasil Bolsa Balcao	2,532,721	0.4	27,146,684
Itau Unibanco Holding S.A. ADR	6,056,355	0.4	25,800,072
Petroleo Brasileiro S.A.	4,671,564	0.3	19,006,783
Vale S.A.	4,131,962	0.6	44,950,781
Other Securities		2.9	216,712,579
		4.6	333,616,899

Chile 0.6%
Other Securities		0.6	40,830,942

China 46.6%
Alibaba Group Holding Ltd. ADR *	2,193,976	8.8	629,736,931
Baidu, Inc. ADR *	338,433	0.6	42,158,599
Bank of China Ltd., H Shares	95,360,281	0.5	31,252,958
China Construction Bank Corp., H Shares	115,998,519	1.2	82,170,264
China Life Insurance Co., Ltd., H Shares	9,115,264	0.3	22,205,529
China Merchants Bank Co., Ltd., H Shares	4,748,553	0.3	22,670,072
China Mobile Ltd.	6,573,447	0.7	45,928,421
CNOOC Ltd.	19,822,189	0.3	22,558,493
Industrial & Commercial Bank of China Ltd., H Shares	97,931,924	0.8	54,840,816
JD.com, Inc. ADR *	1,078,337	1.2	84,800,422
Kweichow Moutai Co., Ltd., A Shares	109,800	0.4	28,639,714
Meituan Dianping, B Shares *	4,465,544	2.1	147,273,672
NetEase, Inc. ADR	92,913	0.6	45,268,143
New Oriental Education & Technology Group, Inc. ADR *	170,233	0.4	24,961,265
NIO, Inc. ADR *	1,019,325	0.3	19,397,755
Pinduoduo, Inc. ADR *	341,362	0.4	30,360,736
Ping An Insurance Group Co. of China Ltd., H Shares	6,807,897	1.0	72,513,680
TAL Education Group ADR *	455,447	0.5	33,616,543
Tencent Holdings Ltd.	7,136,465	6.8	488,493,085
Wuxi Biologics Cayman, Inc. *	1,064,529	0.4	27,663,483
Xiaomi Corp., B Shares *	14,663,198	0.6	44,461,740
Other Securities		18.4	1,349,159,981
		46.6	3,350,132,302

Colombia 0.3%
Other Securities		0.3	20,117,316

Security	Number of Shares	% of Net Assets	Value ($)
Czech Republic 0.1%
Other Securities		0.1	8,663,904

Egypt 0.1%
Other Securities		0.1	8,745,460

Greece 0.2%
Other Securities		0.2	15,430,619

Hong Kong 0.0%
Other Securities		0.0	—

Hungary 0.2%
Other Securities		0.2	17,799,395

India 9.8%
Axis Bank Ltd. *	2,818,920	0.3	19,023,856
Bharti Airtel Ltd.	2,820,098	0.3	19,658,218
Hindustan Unilever Ltd.	1,103,166	0.5	31,733,024
Housing Development Finance Corp., Ltd.	2,158,127	0.8	53,730,714
Infosys Ltd.	4,473,849	0.8	56,440,121
Reliance Industries Ltd.	3,875,624	1.5	109,554,201
Tata Consultancy Services Ltd.	1,120,875	0.5	34,372,789
Other Securities		5.1	378,869,263
		9.8	703,382,186

Indonesia 1.6%
PT Bank Central Asia Tbk	11,927,888	0.4	25,698,712
Other Securities		1.2	86,218,887
		1.6	111,917,599

Kuwait 0.7%
National Bank of Kuwait SAKP	7,999,762	0.3	22,545,618
Other Securities		0.4	30,407,601
		0.7	52,953,219

Malaysia 2.2%
Other Securities		2.2	156,287,169

Mexico 1.9%
America Movil S.A.B. de C.V., Series L	36,599,852	0.3	22,224,803
Other Securities		1.6	116,314,025
		1.9	138,538,828

32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Peru 0.1%
Other Securities		0.1	3,800,671

Philippines 0.9%
Other Securities		0.9	66,425,120

Qatar 1.0%
Qatar National Bank QPSC	5,533,974	0.4	27,358,289
Other Securities		0.6	45,220,813
		1.0	72,579,102

Russia 3.0%
Gazprom PJSC	13,114,503	0.5	31,997,194
LUKOIL PJSC	513,809	0.5	34,475,609
NovaTek PJSC	1,334,609	0.3	19,945,986
Sberbank of Russia PJSC *	12,747,890	0.5	38,723,500
Other Securities		1.2	89,093,527
		3.0	214,235,816

Saudi Arabia 3.0%
Al Rajhi Bank	1,529,320	0.4	26,464,256
Saudi Basic Industries Corp.	1,119,021	0.4	26,256,542
Saudi Telecom Co.	749,105	0.3	19,174,787
Other Securities		1.9	142,178,515
		3.0	214,074,100

South Africa 4.1%
Naspers Ltd., N Shares	528,029	1.4	96,395,584
Other Securities		2.7	198,528,561
		4.1	294,924,145

Taiwan 13.8%
Hon Hai Precision Industry Co., Ltd.	14,815,092	0.5	38,828,300
MediaTek, Inc.	1,840,713	0.5	34,880,167
Taiwan Semiconductor Manufacturing Co., Ltd.	29,955,500	6.1	435,424,936
Other Securities		6.7	487,325,681
		13.8	996,459,084

Thailand 2.4%
PTT PCL NVDR	17,744,400	0.3	20,525,292
Other Securities		2.1	148,479,247
		2.4	169,004,539

Turkey 0.4%
Other Securities		0.4	31,989,649

United Arab Emirates 0.7%
Other Securities		0.7	47,220,041
Total Common Stock
(Cost $5,902,308,544)			7,069,128,105

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 1.4% of net assets

Brazil 1.2%
Banco Bradesco S.A.	4,807,759	0.3	18,176,219
Petroleo Brasileiro S.A.	5,632,122	0.3	22,473,460
Other Securities		0.6	41,421,898
		1.2	82,071,577

Chile 0.1%
Other Securities		0.1	5,079,904

Colombia 0.0%
Other Securities		0.0	1,746,112

Russia 0.1%
Other Securities		0.1	9,864,599
Total Preferred Stock
(Cost $123,292,754)			98,762,192

Rights 0.0% of net assets

China 0.0%
Other Securities		0.0	—

Thailand 0.0%
Other Securities		0.0	22,844
Total Rights
(Cost $—)			22,844

Warrants 0.0% of net assets

Thailand 0.0%
Other Securities		0.0	107,583
Total Warrants
(Cost $—)			107,583

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
Other Securities		0.1	13,105,425
Securities Lending Collateral 0.1%
Other Securities		0.1	4,112,300
Total Other Investment Companies
(Cost $17,217,725)			17,217,725

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/18/20	475	26,134,500	636,503

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Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,348,176.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,283,890,180	$—	$—	$6,283,890,180
Greece	15,430,619	—	— *	15,430,619
Hong Kong	—	—	— *	—
India	702,977,219	—	404,967	703,382,186
Philippines	—	—	66,425,120	66,425,120
Preferred Stock[1]	98,762,192	—	—	98,762,192
Rights [1]
China	—	—	— *	—
Thailand	—	—	22,844	22,844
Warrants [1]
Thailand	97,867	—	9,716	107,583
Other Investment Companies[1]	17,217,725	—	—	17,217,725
Futures Contracts[2]	636,503	—	—	636,503
Total	$7,119,012,305	$—	$66,862,647	$7,185,874,952
*	Level 3 amount shown includes securities determined to have no value at August 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $6,038,706,723) including securities on loan of $3,348,176		$7,181,126,149
Collateral invested for securities on loan, at value (cost $4,112,300)		4,112,300
Deposit with broker for futures contracts		5,692,200
Foreign currency, at value (cost $8,444,144)		8,493,281
Receivables:
Dividends		10,045,702
Income from securities on loan		24,361
Foreign tax reclaims	+	12,416
Total assets		7,209,506,409
Liabilities
Collateral held for securities on loan		4,112,300
Payables:
Investments bought		1,808,459
Management fees		623,169
Foreign capital gains tax		6,818,623
Variation margin on futures contracts	+	621,743
Total liabilities		13,984,294
Net Assets
Total assets		7,209,506,409
Total liabilities	–	13,984,294
Net assets		$7,195,522,115
Net Assets by Source
Capital received from investors		6,669,043,603
Total distributable earnings		526,478,512

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,195,522,115		265,400,000		$27.11

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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends (net of foreign withholding tax of $19,195,101)		$204,433,566
Securities on loan, net	+	456,555
Total investment income		204,890,121
Expenses
Management fees		7,447,685
Total expenses	–	7,447,685
Net investment income		197,442,436
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $127,856)		(223,105,975)
Net realized gains on in-kind redemptions		4,636,752
Net realized gains on futures contracts		2,971,007
Net realized losses on foreign currency transactions	+	(1,793,539)
Net realized losses		(217,291,755)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $1,269,484)		793,542,524
Net change in unrealized appreciation (depreciation) on futures contracts		443,953
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	33,330
Net change in unrealized appreciation (depreciation)	+	794,019,807
Net realized and unrealized gains		576,728,052
Increase in net assets resulting from operations		$774,170,488
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$197,442,436	$153,198,002
Net realized losses		(217,291,755)	(99,824,502)
Net change in unrealized appreciation (depreciation)	+	794,019,807	(98,218,265)
Increase (decrease) in net assets resulting from operations		774,170,488	(44,844,765)
Distributions to Shareholders
Total distributions		($206,667,900)	($160,604,080)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,000,000	$853,017,880	46,300,000	$1,153,254,120
Shares redeemed	+	(1,500,000)	(29,444,732)	(1,700,000)	(43,949,430)
Net transactions in fund shares		31,500,000	$823,573,148	44,600,000	$1,109,304,690
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		233,900,000	$5,804,446,379	189,300,000	$4,900,590,534
Total increase	+	31,500,000	1,391,075,736	44,600,000	903,855,845
End of period		265,400,000	$7,195,522,115	233,900,000	$5,804,446,379
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Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab 1000 Index® ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually. The funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of August 31, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
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Financial Notes (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.11%*	0.11%*
*	Prior to February 25, 2020, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF were 0.12% and 0.13%, respectively.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2020, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.3%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	-%
Schwab Target 2025 Index Fund	0.3%	-%	0.1%
Schwab Target 2030 Index Fund	0.4%	-%	0.2%
Schwab Target 2035 Index Fund	0.3%	-%	0.1%
Schwab Target 2040 Index Fund	0.4%	-%	0.2%
Schwab Target 2045 Index Fund	0.2%	-%	0.2%
Schwab Target 2050 Index Fund	0.3%	-%	0.2%
Schwab Target 2055 Index Fund	0.2%	-%	0.1%
Schwab Target 2060 Index Fund	0.2%	-%	0.2%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
The professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF were $102,722 and $172, respectively. There was no professional fees incurred by the Schwab Emerging Markets Equity ETF and no reimbursements made by the funds to the investment adviser during the period ended August 31, 2020.
As of August 31, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $196,641 for Schwab International Equity ETF, $4,496 for Schwab International Small-Cap Equity ETF and $17,966 for Schwab Emerging Markets Equity ETF.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$318,453,264	($78,830,779)
Schwab International Small-Cap Equity ETF	170,606,284	(8,912,028)
Schwab Emerging Markets Equity ETF	123,527,289	(45,369,272)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, which was scheduled to
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Financial Notes (continued)

7. Borrowing from Banks (continued):
mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$89,641,170	994
Schwab International Small-Cap Equity ETF	10,868,743	120
Schwab Emerging Markets Equity ETF	19,598,492	392

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$1,188,708,708	$1,209,901,885
Schwab International Small-Cap Equity ETF	400,550,355	382,719,224
Schwab Emerging Markets Equity ETF	1,454,451,721	915,195,518

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$2,255,388,494	$1,485,000,169
Schwab International Small-Cap Equity ETF	337,043,713	143,676,027
Schwab Emerging Markets Equity ETF	223,762,455	15,452,946
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Financial Notes (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2020 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$18,727,138,161	$2,530,826,740	$6,252,378,667
Gross unrealized appreciation	$3,922,415,208	$538,508,834	$1,925,383,683
Gross unrealized depreciation	(2,807,628,524)	(421,823,254)	(991,887,398)
Net unrealized appreciation (depreciation)	$1,114,786,684	$116,685,580	$933,496,285
As of August 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Undistributed ordinary income	$207,081,819	$35,589,596	$113,412,938
Net unrealized appreciation (depreciation) on investments	1,114,786,684	116,685,580	933,496,285
Net other unrealized appreciation (depreciation)	2,481,608	183,378	(6,877,464)
Total	$1,324,350,111	$152,458,554	$1,040,031,759
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies “PFIC”, and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
No expiration	$829,241,625	$206,837,645	$513,553,247
Total	$829,241,625	$206,837,645	$513,553,247
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Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Current period distributions
Ordinary income	$591,185,650	$67,564,440	$206,667,900
Prior period distributions
Ordinary income	$592,259,760	$59,504,600	$160,604,080
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended August 31, 2018 and August 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the “Funds”), three of the funds constituting Schwab Strategic Trust, as of August 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended August 31, 2019 and the financial highlights for each of the four years in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the fiscal year ended August 31, 2020, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab International Equity ETF	$49,689,066	$535,306,874
Schwab International Small-Cap Equity ETF	4,673,812	51,258,262
Schwab Emerging Markets Equity ETF	18,939,010	223,371,515
For the fiscal year ended August 31, 2020, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2021 via IRS form 1099 of the amount for use in preparing their 2020 income tax return.
Schwab International Equity ETF	$525,355,753
Schwab International Small-Cap Equity ETF	43,378,739
Schwab Emerging Markets Equity ETF	95,055,628
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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2020
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab International Equity ETF
For the period
9/1/15 through 8/31/20	684	194	46	2	205	66	27	6
Schwab International Small-Cap Equity ETF
For the period
9/1/15 through 8/31/20	632	222	50	2	226	65	22	5
Schwab Emerging Markets Equity ETF
For the period
9/1/15 through 8/31/20	444	313	106	6	218	75	55	11
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to

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maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund, supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all

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important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	100	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

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median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

60
Schwab International Equity ETFs  |  Annual Report

Notes

Notes

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57933-10
00249641

Annual Report  |  August 31, 2020
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2020
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	21.37%
NAV Return[1]	21.24%
Dow Jones U.S. Broad Stock Market Index	21.27%
ETF Category: Morningstar Large Blend[2]	16.50%
Performance Details	pages 7-9

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	22.19%
NAV Return[1]	22.25%
Schwab 1000 Index®	22.29%
Russell 1000® Index	22.50%
ETF Category: Morningstar Large Blend[2]	16.50%
Performance Details	pages 10-12

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	22.84%
NAV Return[1]	22.92%
Dow Jones U.S. Large-Cap Total Stock Market Index	22.96%
ETF Category: Morningstar Large Blend[2]	16.50%
Performance Details	pages 13-15

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	44.25%
NAV Return[1]	44.22%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	44.29%
ETF Category: Morningstar Large Growth[2]	36.21%
Performance Details	pages 16-18
Total Returns for the 12 Months Ended August 31, 2020
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	1.21%
NAV Return[1]	1.21%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	1.27%
ETF Category: Morningstar Large Value[2]	1.59%
Performance Details	pages 19-21

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	4.87%
NAV Return[1]	4.90%
Dow Jones U.S. Mid-Cap Total Stock Market Index	4.93%
ETF Category: Morningstar Mid-Cap Blend[2]	4.65%
Performance Details	pages 22-24

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	4.43%
NAV Return[1]	4.53%
Dow Jones U.S. Small-Cap Total Stock Market Index	4.46%
ETF Category: Morningstar Small Blend[2]	-0.19%
Performance Details	pages 25-27

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	11.51%
NAV Return[1]	11.46%
Dow Jones U.S. Dividend 100TM Index	11.55%
ETF Category: Morningstar Large Value[2]	1.59%
Performance Details	pages 28-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The 12-month reporting period ended August 31, 2020 has been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world brought many economies to an abrupt halt and sent stock markets reeling. A new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% over just 22 trading days in late February and early March. Stocks then rebounded almost as quickly as they fell, however. Major equity indices began to regain losses in April before reaching new highs in August—even as economic uncertainty continued amid the ongoing COVID-19 pandemic. For the 12-month reporting period ended August 31, 2020, the S&P 500® Index returned 21.9%.
Recent market volatility is a reminder of the importance of having a long-term investing plan and a diversified portfolio. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—such as selling when markets have fallen or buying after markets have already rebounded. That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab U.S. Equity ETFs that can help make it easier for investors to build diversified portfolios. Along with offering among the lowest management fees in the industry, the Schwab ETFs also offer potential tax-efficiency. In fact, since the launch of the first Schwab ETFs in 2009, we have paid zero capital gains on our entire ETF lineup.1
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ That’s why at Charles Schwab Investment Management we are committed to providing products and solutions like the Schwab U.S. Equity ETFs that can help make it easier for investors to build diversified portfolios.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
[1]	There is no guarantee that capital gains distributions will not be made in the future.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. For the 12-month reporting period, the S&P 500® Index returned 21.94%. Mid- and small-cap stocks were weaker, with the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returning 4.93% and 6.02%, respectively. Growth stocks outperformed value. Markets outside the U.S. followed a similar trajectory, but recovered at a slower pace, with the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returning 6.13%. The MSCI Emerging Markets Index (Net)* returned 14.49%.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December 2019, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter, but in the fallout of the COVID-19 pandemic the U.S. entered recessionary territory with record speed. U.S. GDP fell steeply, declining 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined in May through August, dropping below double digits in August. Consumer confidence, which remained solid through February, also fell steeply in March and April. By June, consumer confidence recovered before falling again in July and August. Inflation crept up slightly in January and February, before retreating in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March—resulting in a federal funds rate of 0.00% to 0.25%. Demand for U.S. Treasuries surged, driving yields to historic lows. Short-term rates fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.99% to 0.11%. Longer-term yields also fell, with the yield on the 10-year U.S. Treasury falling from 1.50% to 0.72%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment.
Among the sectors in the Dow Jones U.S. Broad Market Index, the information technology sector was the strongest performer for the reporting period. The information technology sector rallied following the initial trade deal reached between the U.S. and China in January. Despite tumbling along with all other sectors in March, the information technology sector showed strong fundamentals relative to other sectors. The information technology sector was also less impacted by social distancing and stay at home orders than other sectors as demand increased for services like internet and streaming, making it a relatively stable sector in the market over the reporting period. The consumer discretionary sector was also a strong performer for the reporting period, buoyed by the strength in the internet retail industry, particularly Amazon.com, Inc. The weakest sector for the reporting period, by a large margin, was the energy sector. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. The real estate sector also underperformed, as funding for development waned and demand across multiple markets fell.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF as of August 31, 2020

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the information technology and consumer discretionary sectors were the top performers, while energy and real estate stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 21.37% and its NAV return was 21.24%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 21.27% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector contributed the most the fund’s total return. Information technology stocks represented an average weight of approximately 24% of the fund’s investments and returned approximately 55% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 150% for the reporting period. The consumer discretionary sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 43% for the reporting period.
The financials sector was the largest detractor from the fund’s total return. Financials stocks represented an average weight of approximately 12% of the fund’s investments and returned approximately -6% for the reporting period. One example from this sector is Wells Fargo & Co. The fund’s holdings of Wells Fargo & Co. returned approximately -46% for the reporting period. The energy sector also detracted from the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately -34% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	21.37%	13.80%	14.91%
NAV Return[2]	21.24%	13.80%	14.90%
Dow Jones U.S. Broad Stock Market Index	21.27%	13.82%	14.91%
ETF Category: Morningstar Large Blend[3]	16.50%	11.83%	13.27%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	2,411
Weighted Average Market Cap (millions)	$438,520
Price/Earnings Ratio (P/E)	27.4
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF as of August 31, 2020

The Schwab 1000 Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index® (the index). The index is a float-adjusted market capitalization weighted index that includes the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the information technology and consumer discretionary sectors were the top performers, while energy and real estate stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 22.19% and its NAV return was 22.25%. The index returned 22.29% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 3% of the fund’s investments and retuned approximately -34% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp returned approximately -38% for the reporting period. The financials sector also detracted from the total return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately -6% for the reporting period.
The information technology sector contributed the most to the fund’s total return. Information technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 57% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 150% for the reporting period. The consumer discretionary sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 46% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 11, 2017 – August 31, 2020)1

Average Annual Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	22.19%	13.66%
NAV Return[2]	22.25%	13.69%
Schwab 1000 Index®	22.29%	13.74%
Russell 1000® Index	22.50%	13.82%
ETF Category: Morningstar Large Blend[3]	16.50%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	994 [2]
Weighted Average Market Cap (millions)	$462,081
Price/Earnings Ratio (P/E)	27.8
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	5% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF as of August 31, 2020

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the information technology and consumer discretionary sectors were the top performers, while energy and real estate stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 22.84% and its NAV return was 22.92%. The index returned 22.96% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -33% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -38% for the reporting period. The financials sectors also detracted from the total return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately -4% for the reporting period.
The information technology sector contributed the most to the fund’s total return. Information technology stocks represented an average weight of approximately 25% and returned approximately 58% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 150% for the reporting period. The consumer discretionary sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 47% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	22.84%	14.43%	15.14%
NAV Return[2]	22.92%	14.47%	15.15%
Dow Jones U.S. Large-Cap Total Stock Market Index	22.96%	14.50%	15.21%
ETF Category: Morningstar Large Blend[3]	16.50%	11.83%	13.27%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	760
Weighted Average Market Cap (millions)	$476,467
Price/Earnings Ratio (P/E)	28.0
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF as of August 31, 2020

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the information technology and consumer discretionary sectors were the top performers, while energy and industrials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 44.25% and its NAV return was 44.22%. The index returned 44.29% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The industrials sector was the largest detractor from the fund’s total return. Industrials stocks represented an average weight of approximately 7% of the fund’s investments and returned approximately -3% for the reporting period. One example from this sector is Boeing Co. The fund’s holdings of Boeing Co. returned approximately -52% for the reporting period. The energy sector also detracted from the total return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately -23% for the reporting period.
The information technology sector contributed the most to the fund’s total return. Information technology stocks represented an average weight of approximately 36% of the fund’s investments and returned approximately 71% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. returned approximately 150% for the reporting period. The consumer discretionary sector also contributed to the fund’s total return, representing an average weight of approximately 15% of the fund’s investments and returning approximately 66% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	44.25%	19.49%	18.68%
NAV Return[2]	44.22%	19.50%	18.67%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	44.29%	19.55%	18.76%
ETF Category: Morningstar Large Growth[3]	36.21%	17.12%	16.65%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	348
Weighted Average Market Cap (millions)	$715,773
Price/Earnings Ratio (P/E)	38.4
Price/Book Ratio (P/B)	6.4
Portfolio Turnover Rate	7% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Amount is less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF as of August 31, 2020

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the health care and information technology sectors were the top performers, while energy and real estate stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return and NAV return were 1.21%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 1.27% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 7% of the fund’s investments and returned approximately -34% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -38% for the reporting period. The financials sector also detracted from the total return of the fund, representing an average weight of approximately 18% of the fund’s investments and returned approximately -11% for the reporting period.
The health care sector contributed the most to the fund’s total return. Health care stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 19% for the reporting period. One example from this sector is Johnson & Johnson. The fund’s holdings of Johnson & Johnson returned approximately 23% for the reporting period. The information technology sector also contributed to the fund’s total return, representing an average weight of approximately 12% of the fund’s investments and returning approximately 16% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	1.21%	8.73%	11.26%
NAV Return[2]	1.21%	8.76%	11.27%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	1.27%	8.83%	11.38%
ETF Category: Morningstar Large Value[3]	1.59%	7.22%	10.35%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	414
Weighted Average Market Cap (millions)	$120,002
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	19% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF as of August 31, 2020

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501-1,000 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the information technology and health care sectors were the top performers, while energy and financials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 4.87% and its NAV return was 4.90%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.93% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The financials sector was the largest detractor from the fund’s total return. Financials stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately -16% for the reporting period. One example from this sector is New Residential Investment Corp., a provider of capital and services to the mortgage and financial services industries. The fund’s holdings of New Residential Investment Corp. returned approximately -40% for the reporting period. The real estate sector also detracted from total return of the fund, representing an average weight of approximately 10% of the fund’s investments and returning approximately -15% for the reporting period.
The information technology sector contributed the most to the fund’s total return. Information technology stocks represented an average weight of approximately 19% of the fund’s investments and returned approximately 25% for the reporting period. One example from this sector is DocuSign, Inc., a company that provides electronic signature solutions. The fund’s holdings in DocuSign, Inc. returned approximately 378% for the reporting period. The health care sector also contributed to the fund’s total return, representing an average weight 11% of the fund’s investments and returning approximately 25% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 13, 2011 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	4.87%	8.72%	10.52%
NAV Return[2]	4.90%	8.76%	10.53%
Dow Jones U.S. Mid-Cap Total Stock Market Index	4.93%	8.79%	10.58%
ETF Category: Morningstar Mid-Cap Blend[3]	4.65%	6.98%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	505
Weighted Average Market Cap (millions)	$9,861
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	19% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF as of August 31, 2020

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751-2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the health care and information technology sectors were the top performers, while energy and utilities stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 4.43% and its NAV return was 4.53%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.46% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The health care sector contributed the most to the fund’s total return. Health care stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 35% for the reporting period. One example from this sector is Moderna, Inc., a clinical stage biotechnology company. The fund’s holdings of Moderna, Inc. returned approximately 259% for the reporting period. The information technology sector also contributed to the total return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 21% for the reporting period.
The financials sector was the largest detractor from the fund’s total return. Financials stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately -17% for the reporting period. One example from this sector is New Residential Investment Corp., a provider of capital and services to the mortgage and financial services industries. The fund’s holdings of New Residential Investment Corp. returned approximately -40% for the reporting period. The real estate sector also detracted from the fund’s total return, representing an average weight of 8% of the fund’s investments and returning approximately -17% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2010 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	4.43%	7.41%	12.01%
NAV Return[2]	4.53%	7.42%	12.00%
Dow Jones U.S. Small-Cap Total Stock Market Index	4.46%	7.40%	11.99%
ETF Category: Morningstar Small Blend[3]	-0.19%	5.58%	10.28%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	1,715
Weighted Average Market Cap (millions)	$4,627
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	12% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF as of August 31, 2020

The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The index is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertibles. The index is modified market capitalization weighted. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2020, U.S. equity markets were mostly higher, despite experiencing historic volatility. Large-cap stocks outperformed small-cap stocks, and growth outperformed value. Up until the final week of February 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S., historic volatility remained. By the end of the reporting period, several major market indices exceeded their February highs. Within the index, stocks in the industrials and information technology sectors were the top performers, while energy and financial stocks underperformed by comparison.
Performance. During the 12-month reporting period ended August 31, 2020, the fund closely tracked the index. The fund’s market price return was 11.51% and its NAV return was 11.46%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 11.55% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the only detractor from the total return of the fund. Energy stocks represented an average weight of approximately 6% of the fund’s investments and returned approximately -40% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -38% for the reporting period. While there were no additional sectors that detracted from the total return of the fund over the reporting period, the financials sector was the smallest contributor to the total return of the fund, representing an average weight of approximately 12% of the fund’s investments. The return of the fund’s holdings in the financials sector were flat for the reporting period.
The information technology sector contributed the most to the fund’s total return. Information technology stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 28% for the reporting period. One example from this sector is QUALCOMM, Inc. The fund’s holdings of QUALCOMM, Inc. returned approximately 58% for the reporting period. The industrials sector also contributed to the fund’s total returns, representing an average weight of approximately 17% of the fund’s investments and returning approximately 28% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 20, 2011 – August 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	11.51%	12.82%	13.06%
NAV Return[2]	11.46%	12.83%	13.07%
Dow Jones U.S. Dividend 100TM Index	11.55%	12.94%	13.20%
ETF Category: Morningstar Large Value[3]	1.59%	7.22%	N/A
Fund Expense Ratio[4]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2020 (continued)

Statistics1
Number of Holdings	100
Weighted Average Market Cap (millions)	$86,873
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	43% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2020 and held through August 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/20	Ending Account Value (Net of Expenses) at 8/31/20	Expenses Paid During Period 3/1/20-8/31/20[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,192.20	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.95	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,199.50	$0.28
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.85	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,204.10	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.95	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,353.40	$0.24
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.90	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,035.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.90	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,068.90	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.90	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$1,068.40	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.90	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,133.50	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.80	$0.31

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$70.13	$70.55	$59.72	$52.42	$48.02
Income (loss) from investment operations:
Net investment income (loss)[1]	1.47	1.43	1.18	1.12	1.03
Net realized and unrealized gains (losses)	13.12	(0.55)	10.77	7.20	4.34
Total from investment operations	14.59	0.88	11.95	8.32	5.37
Less distributions:
Distributions from net investment income	(1.44)	(1.30)	(1.12)	(1.02)	(0.97)
Net asset value at end of period	$83.28	$70.13	$70.55	$59.72	$52.42
Total return	21.24%	1.35%	20.20%	16.03%	11.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03% [2]
Net investment income (loss)	2.02%	2.12%	1.81%	1.99%	2.09%
Portfolio turnover rate[3]	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000)	$16,548,529	$14,877,368	$13,326,391	$10,215,289	$6,858,980

1
Calculated based on the average shares outstanding during the period.
2
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Tesla, Inc. *	352,480	1.1	175,647,833
Other Securities		0.4	73,666,617
		1.5	249,314,450

Banks 3.5%
Bank of America Corp.	3,761,972	0.6	96,833,159
JPMorgan Chase & Co.	1,467,347	0.9	147,013,496
Other Securities		2.0	340,979,397
		3.5	584,826,052

Capital Goods 5.7%
Other Securities		5.7	946,152,294

Commercial & Professional Services 1.1%
Other Securities		1.1	176,357,411

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	596,671	0.4	66,761,518
Other Securities		0.9	151,697,942
		1.3	218,459,460

Consumer Services 1.8%
McDonald's Corp.	358,124	0.5	76,466,636
Other Securities		1.3	228,422,854
		1.8	304,889,490

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	937,205	1.2	204,348,178
The Charles Schwab Corp. (b)	549,445	0.1	19,521,781
Other Securities		3.3	532,627,633
		4.6	756,497,592

Energy 2.2%
Chevron Corp.	899,341	0.5	75,481,690
Exxon Mobil Corp.	2,036,748	0.5	81,347,715
Other Securities		1.2	204,328,246
		2.2	361,157,651

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	212,513	0.5	73,882,270
Walmart, Inc.	682,023	0.6	94,698,894
Other Securities		0.3	58,160,796
		1.4	226,741,960

Food, Beverage & Tobacco 3.1%
PepsiCo, Inc.	668,292	0.6	93,600,978
The Coca-Cola Co.	1,862,187	0.6	92,234,122
Other Securities		1.9	334,787,228
		3.1	520,622,328

Health Care Equipment & Services 6.4%
Abbott Laboratories	853,067	0.6	93,385,244
Medtronic plc	645,412	0.4	69,362,428
UnitedHealth Group, Inc.	457,260	0.9	142,916,613
Other Securities		4.5	748,893,726
		6.4	1,054,558,011

Household & Personal Products 1.7%
The Procter & Gamble Co.	1,193,642	1.0	165,116,498
Other Securities		0.7	119,827,865
		1.7	284,944,363

Insurance 2.0%
Other Securities		2.0	331,180,555

Materials 2.7%
Linde plc	253,199	0.4	63,233,918
Other Securities		2.3	375,777,902
		2.7	439,011,820

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	144,518	1.4	235,496,417
Alphabet, Inc., Class C *	140,955	1.4	230,345,842
Comcast Corp., Class A	2,193,472	0.6	98,289,480
Facebook, Inc., Class A *	1,158,308	2.1	339,615,906
Netflix, Inc. *	211,878	0.7	112,202,114
The Walt Disney Co.	870,324	0.7	114,769,626
Other Securities		1.5	262,358,333
		8.4	1,393,077,718

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	849,182	0.5	81,326,160
Amgen, Inc.	283,259	0.5	71,755,170
Bristol-Myers Squibb Co.	1,089,413	0.4	67,761,489
Johnson & Johnson	1,270,165	1.2	194,856,013

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	1,216,109	0.6	103,697,614
Pfizer, Inc.	2,675,813	0.6	101,118,973
Thermo Fisher Scientific, Inc.	190,250	0.5	81,613,445
Other Securities		3.3	563,701,992
		7.6	1,265,830,856

Real Estate 3.3%
Other Securities		3.3	547,634,790

Retailing 7.7%
Amazon.com, Inc. *	201,858	4.2	696,603,884
The Home Depot, Inc.	517,918	0.9	147,627,347
Other Securities		2.6	429,454,181
		7.7	1,273,685,412

Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	192,637	0.4	66,873,935
Intel Corp.	2,040,345	0.6	103,955,578
NVIDIA Corp.	296,196	1.0	158,458,936
QUALCOMM, Inc.	542,209	0.4	64,577,092
Texas Instruments, Inc.	442,254	0.4	62,866,406
Other Securities		1.9	315,524,106
		4.7	772,256,053

Software & Services 15.0%
Accenture plc, Class A	307,175	0.5	73,700,498
Adobe, Inc. *	232,146	0.7	119,181,435
Mastercard, Inc., Class A	425,800	0.9	152,517,302
Microsoft Corp.	3,654,691	5.0	824,242,461
PayPal Holdings, Inc. *	565,290	0.7	115,398,301
salesforce.com, Inc. *	433,780	0.7	118,270,117
Visa, Inc., Class A	813,440	1.1	172,441,146
Other Securities		5.4	901,079,997
		15.0	2,476,831,257

Technology Hardware & Equipment 7.9%
Apple, Inc.	7,853,956	6.1	1,013,474,482
Cisco Systems, Inc.	2,043,228	0.5	86,265,086
Other Securities		1.3	210,731,250
		7.9	1,310,470,818

Telecommunication Services 1.7%
AT&T, Inc.	3,431,752	0.6	102,300,527
Verizon Communications, Inc.	1,995,616	0.7	118,280,160
Other Securities		0.4	58,417,033
		1.7	278,997,720

Transportation 1.8%
Union Pacific Corp.	326,501	0.4	62,831,852
Other Securities		1.4	234,746,162
		1.8	297,578,014

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.7%
NextEra Energy, Inc.	235,646	0.4	65,785,294
Other Securities		2.3	380,670,888
		2.7	446,456,182
Total Common Stock
(Cost $11,451,324,091)			16,517,532,257

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	3,586
Total Rights
(Cost $—)			3,586

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
Other Securities		0.0	4,801,284

Securities Lending Collateral 0.1%
Other Securities		0.1	14,136,395
Total Other Investment Companies
(Cost $18,937,679)			18,937,679

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	160	27,991,200	1,054,700
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,980,362.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$23,118,065	$2,135,625	($4,293,539)	$686,012	($2,124,382)	$19,521,781	549,445	$404,520

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$16,517,532,257	$—	$—	$16,517,532,257
Rights [1]
Media	—	—	3,586	3,586
Other Investment Companies[1]	18,937,679	—	—	18,937,679
Futures Contracts[2]	1,054,700	—	—	1,054,700
Total	$16,537,524,636	$—	$3,586	$16,537,528,222
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in affiliated issuer, at value (cost $20,280,658)		$19,521,781
Investments in unaffiliated issuers, at value (cost $11,435,844,717) including securities on loan of $13,980,362		16,502,815,346
Collateral invested for securities on loan, at value (cost $14,136,395)		14,136,395
Cash		1,992,316
Deposit with broker for futures contracts		1,644,000
Receivables:
Dividends		22,914,838
Income from securities on loan	+	54,223
Total assets		16,563,078,899
Liabilities
Collateral held for securities on loan		14,136,395
Payables:
Management fees		379,012
Variation margin on futures contracts	+	34,580
Total liabilities		14,549,987
Net Assets
Total assets		16,563,078,899
Total liabilities	–	14,549,987
Net assets		$16,548,528,912
Net Assets by Source
Capital received from investors		11,606,709,360
Total distributable earnings		4,941,819,552

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,548,528,912		198,700,000		$83.28

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends received from affiliated issuer		$404,520
Dividends received from unaffiliated issuers (net of foreign withholding tax of $16,212)		308,163,359
Securities on loan, net	+	1,294,024
Total investment income		309,861,903
Expenses
Management fees		4,517,333
Total expenses	–	4,517,333
Net investment income		305,344,570
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(385,378)
Net realized losses on unaffiliated investments		(129,479,930)
Net realized gains on in-kind redemptions on affiliated issuer		1,071,390
Net realized gains on in-kind redemptions on unaffiliated investments		954,413,008
Net realized gains on futures contracts	+	51,748
Net realized gains		825,670,838
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,124,382)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,781,964,490
Net change in unrealized appreciation (depreciation) on futures contracts	+	957,564
Net change in unrealized appreciation (depreciation)	+	1,780,797,672
Net realized and unrealized gains		2,606,468,510
Increase in net assets resulting from operations		$2,911,813,080

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$305,344,570	$294,788,603
Net realized gains		825,670,838	554,655,585
Net change in unrealized appreciation (depreciation)	+	1,780,797,672	(555,447,484)
Increase in net assets resulting from operations		2,911,813,080	293,996,704
Distributions to Shareholders
Total distributions		($300,375,280)	($265,289,790)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,750,000	$1,224,526,962	42,400,000	$2,804,352,289
Shares redeemed	+	(31,200,000)	(2,164,803,496)	(19,150,000)	(1,282,082,268)
Net transactions in fund shares		(13,450,000)	($940,276,534)	23,250,000	$1,522,270,021
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,150,000	$14,877,367,646	188,900,000	$13,326,390,711
Total increase or decrease	+	(13,450,000)	1,671,161,266	23,250,000	1,550,976,935
End of period		198,700,000	$16,548,528,912	212,150,000	$14,877,367,646

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.61	0.57	0.44
Net realized and unrealized gains (losses)	5.67	0.10	3.47
Total from investment operations	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$34.50	$28.80	$28.62
Total return	22.25%	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05% [4]
Net investment income (loss)	2.03%	2.06%	1.87% [4]
Portfolio turnover rate[5]	5%	5%	3% [3]
Net assets, end of period (x 1,000)	$1,145,352	$838,213	$486,487

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Tesla, Inc. *	25,725	1.1	12,819,282
Other Securities		0.4	4,355,926
		1.5	17,175,208

Banks 3.3%
Bank of America Corp.	274,447	0.6	7,064,266
JPMorgan Chase & Co.	107,127	1.0	10,733,054
Other Securities		1.7	20,196,689
		3.3	37,994,009

Capital Goods 5.5%
Other Securities		5.5	62,766,027

Commercial & Professional Services 0.9%
Other Securities		0.9	10,857,248

Consumer Durables & Apparel 1.2%
NIKE, Inc., Class B	43,595	0.4	4,877,845
Other Securities		0.8	8,908,200
		1.2	13,786,045

Consumer Services 1.7%
McDonald's Corp.	26,139	0.5	5,581,199
Other Securities		1.2	14,329,047
		1.7	19,910,246

Diversified Financials 4.5%
Berkshire Hathaway, Inc., Class B *	68,328	1.3	14,898,237
The Charles Schwab Corp. (a)	39,990	0.1	1,420,845
Other Securities		3.1	35,150,580
		4.5	51,469,662

Energy 2.2%
Chevron Corp.	65,685	0.5	5,512,942
Exxon Mobil Corp.	148,558	0.5	5,933,407
Other Securities		1.2	13,265,229
		2.2	24,711,578

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	15,529	0.5	5,398,812
Walmart, Inc.	49,766	0.6	6,910,009
Other Securities		0.3	3,635,564
		1.4	15,944,385

Food, Beverage & Tobacco 3.2%
PepsiCo, Inc.	48,771	0.6	6,830,866
The Coca-Cola Co.	135,832	0.6	6,727,759
Other Securities		2.0	23,041,991
		3.2	36,600,616

Health Care Equipment & Services 6.3%
Abbott Laboratories	62,165	0.6	6,805,203
Medtronic plc	47,154	0.4	5,067,640
UnitedHealth Group, Inc.	33,338	0.9	10,419,792
Other Securities		4.4	50,252,158
		6.3	72,544,793

Household & Personal Products 1.8%
The Procter & Gamble Co.	86,992	1.0	12,033,603
Other Securities		0.8	8,019,682
		1.8	20,053,285

Insurance 2.0%
Other Securities		2.0	22,662,814

Materials 2.5%
Linde plc	18,465	0.4	4,611,449
Other Securities		2.1	24,472,138
		2.5	29,083,587

Media & Entertainment 8.8%
Alphabet, Inc., Class A *	10,543	1.5	17,180,135
Alphabet, Inc., Class C *	10,280	1.5	16,799,370
Comcast Corp., Class A	160,065	0.6	7,172,513
Facebook, Inc., Class A *	84,530	2.2	24,784,196
Netflix, Inc. *	15,462	0.7	8,188,057
The Walt Disney Co.	63,482	0.8	8,371,371
Other Securities		1.5	17,825,008
		8.8	100,320,650

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	61,979	0.5	5,935,729
Amgen, Inc.	20,675	0.5	5,237,391
Bristol-Myers Squibb Co.	79,565	0.4	4,948,943
Johnson & Johnson	92,612	1.2	14,207,607

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	88,703	0.7	7,563,705
Pfizer, Inc.	195,196	0.7	7,376,457
Thermo Fisher Scientific, Inc.	13,883	0.5	5,955,529
Other Securities		2.9	34,069,603
		7.4	85,294,964

Real Estate 3.1%
Other Securities		3.1	35,961,857

Retailing 7.9%
Amazon.com, Inc. *	14,728	4.4	50,825,739
The Home Depot, Inc.	37,793	1.0	10,772,517
Other Securities		2.5	28,625,737
		7.9	90,223,993

Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	14,060	0.4	4,880,929
Intel Corp.	148,867	0.7	7,584,774
NVIDIA Corp.	21,625	1.0	11,568,942
QUALCOMM, Inc.	39,516	0.4	4,706,356
Texas Instruments, Inc.	32,257	0.4	4,585,333
Other Securities		1.8	20,273,048
		4.7	53,599,382

Software & Services 15.4%
Accenture plc, Class A	22,383	0.5	5,370,353
Adobe, Inc. *	16,939	0.8	8,696,313
Mastercard, Inc., Class A	31,069	1.0	11,128,605
Microsoft Corp.	266,592	5.3	60,124,494
PayPal Holdings, Inc. *	41,264	0.7	8,423,633
salesforce.com, Inc. *	31,681	0.8	8,637,825
Visa, Inc., Class A	59,313	1.1	12,573,763
Other Securities		5.2	61,759,791
		15.4	176,714,777

Technology Hardware & Equipment 8.2%
Apple, Inc.	572,896	6.5	73,926,500
Cisco Systems, Inc.	149,093	0.6	6,294,706
Other Securities		1.1	13,229,746
		8.2	93,450,952

Telecommunication Services 1.7%
AT&T, Inc.	250,436	0.7	7,465,497
Verizon Communications, Inc.	145,425	0.8	8,619,340
Other Securities		0.2	3,480,967
		1.7	19,565,804

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
Union Pacific Corp.	23,838	0.4	4,587,385
Other Securities		1.4	16,094,338
		1.8	20,681,723

Utilities 2.8%
NextEra Energy, Inc.	17,207	0.4	4,803,678
Other Securities		2.4	26,881,605
		2.8	31,685,283
Total Common Stock
(Cost $915,233,195)			1,143,058,888

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	425,190
Total Other Investment Company
(Cost $425,190)			425,190

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	12	2,099,340	62,091
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$1,387,479	$376,125	($235,896)	($10,076)	($96,787)	$1,420,845	39,990	$26,712

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,143,058,888	$—	$—	$1,143,058,888
Other Investment Company[1]	425,190	—	—	425,190
Futures Contracts[2]	62,091	—	—	62,091
Total	$1,143,546,169	$—	$—	$1,143,546,169
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in affiliated issuer, at value (cost $1,837,812)		$1,420,845
Investments in unaffiliated issuers, at value (cost $913,820,573)		1,142,063,233
Cash		149,039
Deposit with broker for futures contracts		144,000
Receivables:
Dividends		1,621,038
Income from securities on loan	+	328
Total assets		1,145,398,483
Liabilities
Payables:
Management fees		43,483
Variation margin on futures contracts	+	2,845
Total liabilities		46,328
Net Assets
Total assets		1,145,398,483
Total liabilities	–	46,328
Net assets		$1,145,352,155
Net Assets by Source
Capital received from investors		924,872,055
Total distributable earnings		220,480,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,145,352,155		33,200,000		$34.50

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends received from affiliated issuer		$26,712
Dividends received from unaffiliated issuers (net of foreign withholding tax of $438)		19,309,230
Securities on loan, net	+	11,024
Total investment income		19,346,966
Expenses
Management fees		462,892
Total expenses	–	462,892
Net investment income		18,884,074
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(19,648)
Net realized losses on unaffiliated investments		(8,844,275)
Net realized gains on in-kind redemptions on affiliated issuer		9,572
Net realized gains on in-kind redemptions on unaffiliated investments		26,015,428
Net realized gains on futures contracts	+	237,541
Net realized gains		17,398,618
Net change in unrealized appreciation (depreciation) on affiliated issuer		(96,787)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		165,257,312
Net change in unrealized appreciation (depreciation) on futures contracts	+	48,041
Net change in unrealized appreciation (depreciation)	+	165,208,566
Net realized and unrealized gains		182,607,184
Increase in net assets resulting from operations		$201,491,258

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$18,884,074	$14,379,283
Net realized gains		17,398,618	8,715,101
Net change in unrealized appreciation (depreciation)	+	165,208,566	24,311,946
Increase in net assets resulting from operations		201,491,258	47,406,330
Distributions to Shareholders
Total distributions		($17,831,170)	($11,758,680)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,400,000	$243,101,710	16,200,000	$422,614,476
Shares redeemed	+	(4,300,000)	(119,623,083)	(4,100,000)	(106,536,181)
Net transactions in fund shares		4,100,000	$123,478,627	12,100,000	$316,078,295
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,100,000	$838,213,440	17,000,000	$486,487,495
Total increase	+	4,100,000	307,138,715	12,100,000	351,725,945
End of period		33,200,000	$1,145,352,155	29,100,000	$838,213,440

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$70.00	$69.53	$59.10	$51.75	$47.30
Income (loss) from investment operations:
Net investment income (loss)[1]	1.51	1.47	1.19	1.15	1.03
Net realized and unrealized gains (losses)	14.21	0.33	10.39	7.24	4.41
Total from investment operations	15.72	1.80	11.58	8.39	5.44
Less distributions:
Distributions from net investment income	(1.44)	(1.33)	(1.15)	(1.04)	(0.99)
Net asset value at end of period	$84.28	$70.00	$69.53	$59.10	$51.75
Total return	22.92%	2.70%	19.79%	16.39%	11.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03% [2]
Net investment income (loss)	2.06%	2.19%	1.86%	2.07%	2.13%
Portfolio turnover rate[3]	5%	4%	3%	4%	4%
Net assets, end of period (x 1,000)	$23,253,496	$17,785,958	$14,989,877	$9,824,643	$6,218,346

1
Calculated based on the average shares outstanding during the period.
2
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Tesla, Inc. *	539,345	1.2	268,766,400
Other Securities		0.3	87,358,773
		1.5	356,125,173

Banks 3.2%
Bank of America Corp.	5,752,381	0.6	148,066,287
JPMorgan Chase & Co.	2,244,303	1.0	224,856,718
Other Securities		1.6	362,074,431
		3.2	734,997,436

Capital Goods 5.3%
Other Securities		5.3	1,225,820,369

Commercial & Professional Services 0.9%
Other Securities		0.9	207,769,892

Consumer Durables & Apparel 1.1%
NIKE, Inc., Class B	913,210	0.5	102,179,067
Other Securities		0.6	162,935,376
		1.1	265,114,443

Consumer Services 1.6%
McDonald's Corp.	547,333	0.5	116,866,542
Other Securities		1.1	266,402,224
		1.6	383,268,766

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	1,431,603	1.4	312,146,718
The Charles Schwab Corp. (a)	838,532	0.1	29,793,042
Other Securities		3.1	734,825,616
		4.6	1,076,765,376

Energy 2.2%
Chevron Corp.	1,374,793	0.5	115,386,377
Exxon Mobil Corp.	3,115,166	0.5	124,419,730
Other Securities		1.2	275,003,851
		2.2	514,809,958

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	325,002	0.5	112,990,195
Walmart, Inc.	1,043,220	0.6	144,851,097
Other Securities		0.3	67,765,775
		1.4	325,607,067

Food, Beverage & Tobacco 3.3%
PepsiCo, Inc.	1,022,149	0.6	143,162,189
The Coca-Cola Co.	2,845,491	0.6	140,937,169
Other Securities		2.1	473,523,727
		3.3	757,623,085

Health Care Equipment & Services 6.3%
Abbott Laboratories	1,302,417	0.6	142,575,589
Medtronic plc	988,286	0.5	106,211,096
UnitedHealth Group, Inc.	698,583	0.9	218,342,117
Other Securities		4.3	1,002,541,979
		6.3	1,469,670,781

Household & Personal Products 1.8%
The Procter & Gamble Co.	1,822,767	1.1	252,143,359
Other Securities		0.7	169,107,496
		1.8	421,250,855

Insurance 1.9%
Other Securities		1.9	451,898,179

Materials 2.5%
Linde plc	386,871	0.4	96,617,163
Other Securities		2.1	496,400,466
		2.5	593,017,629

Media & Entertainment 8.9%
Alphabet, Inc., Class A *	220,991	1.6	360,111,464
Alphabet, Inc., Class C *	215,402	1.5	352,005,640
Comcast Corp., Class A	3,355,683	0.7	150,368,155
Facebook, Inc., Class A *	1,771,115	2.2	519,290,918
Netflix, Inc. *	323,994	0.8	171,574,263
The Walt Disney Co.	1,330,779	0.8	175,489,827
Other Securities		1.3	339,083,712
		8.9	2,067,923,979

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	1,298,568	0.5	124,363,857
Amgen, Inc.	433,410	0.5	109,791,421
Bristol-Myers Squibb Co.	1,667,425	0.5	103,713,835
Johnson & Johnson	1,940,295	1.3	297,660,656

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	1,858,570	0.7	158,480,264
Pfizer, Inc.	4,089,628	0.7	154,547,042
Thermo Fisher Scientific, Inc.	290,826	0.5	124,758,537
Other Securities		2.7	639,100,228
		7.4	1,712,415,840

Real Estate 3.0%
Other Securities		3.0	700,195,979

Retailing 8.0%
Amazon.com, Inc. *	308,585	4.6	1,064,914,492
The Home Depot, Inc.	792,182	1.0	225,803,557
Other Securities		2.4	563,674,393
		8.0	1,854,392,442

Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	294,268	0.4	102,155,136
Intel Corp.	3,118,923	0.7	158,909,127
NVIDIA Corp.	453,068	1.0	242,382,319
QUALCOMM, Inc.	828,232	0.4	98,642,431
Texas Instruments, Inc.	676,136	0.4	96,112,732
Other Securities		1.9	408,445,508
		4.8	1,106,647,253

Software & Services 15.5%
Accenture plc, Class A	469,033	0.5	112,535,088
Adobe, Inc. *	355,005	0.8	182,256,017
Mastercard, Inc., Class A	650,964	1.0	233,168,795
Microsoft Corp.	5,585,439	5.4	1,259,684,058
PayPal Holdings, Inc. *	864,935	0.8	176,567,831
salesforce.com, Inc. *	663,808	0.8	180,987,251
Visa, Inc., Class A	1,242,551	1.1	263,408,386
Other Securities		5.1	1,190,467,514
		15.5	3,599,074,940

Technology Hardware & Equipment 8.3%
Apple, Inc.	12,002,913	6.7	1,548,855,893
Cisco Systems, Inc.	3,122,213	0.6	131,819,833
Other Securities		1.0	247,708,717
		8.3	1,928,384,443

Telecommunication Services 1.8%
AT&T, Inc.	5,249,567	0.7	156,489,592
Verizon Communications, Inc.	3,046,755	0.8	180,581,169
Other Securities		0.3	72,928,823
		1.8	409,999,584

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
Union Pacific Corp.	499,573	0.4	96,137,828
Other Securities		1.4	325,939,525
		1.8	422,077,353

Utilities 2.7%
NextEra Energy, Inc.	360,627	0.4	100,676,240
Other Securities		2.3	531,968,320
		2.7	632,644,560
Total Common Stock
(Cost $16,568,314,108)			23,217,495,382

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	16,471,540

Securities Lending Collateral 0.0%
Other Securities		0.0	6,309,375
Total Other Investment Companies
(Cost $22,780,915)			22,780,915

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	187	32,714,715	1,172,218
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,922,675.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$30,565,445	$6,189,314	($4,807,153)	$411,408	($2,565,972)	$29,793,042	838,532	$565,387

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$23,217,495,382	$—	$—	$23,217,495,382
Other Investment Companies[1]	22,780,915	—	—	22,780,915
Futures Contracts[2]	1,172,218	—	—	1,172,218
Total	$23,241,448,515	$—	$—	$23,241,448,515
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in affiliated issuer, at value (cost $32,487,365)		$29,793,042
Investments in unaffiliated issuers, at value (cost $16,552,298,283) including securities on loan of $5,922,675		23,204,173,880
Collateral invested for securities on loan, at value (cost $6,309,375)		6,309,375
Deposit with broker for futures contracts		3,300,000
Receivables:
Investments sold		20,790,729
Dividends		33,578,528
Income from securities on loan	+	14,233
Total assets		23,297,959,787
Liabilities
Collateral held for securities on loan		6,309,375
Payables:
Investments bought		16,505,449
Management fees		533,576
Fund shares redeemed		21,070,583
Variation margin on futures contracts	+	45,281
Total liabilities		44,464,264
Net Assets
Total assets		23,297,959,787
Total liabilities	–	44,464,264
Net assets		$23,253,495,523
Net Assets by Source
Capital received from investors		16,813,353,087
Total distributable earnings		6,440,142,436

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$23,253,495,523		275,900,000		$84.28

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends received from affiliated issuer		$565,387
Dividends received from unaffiliated issuers		400,835,451
Securities on loan, net	+	290,212
Total investment income		401,691,050
Expenses
Management fees		5,728,597
Total expenses	–	5,728,597
Net investment income		395,962,453
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(646,116)
Net realized losses on unaffiliated investments		(207,564,630)
Net realized gains on in-kind redemptions on affiliated issuer		1,057,524
Net realized gains on in-kind redemptions on unaffiliated investments		794,029,916
Net realized gains on futures contracts	+	3,395,060
Net realized gains		590,271,754
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,565,972)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		3,244,406,716
Net change in unrealized appreciation (depreciation) on futures contracts	+	919,960
Net change in unrealized appreciation (depreciation)	+	3,242,760,704
Net realized and unrealized gains		3,833,032,458
Increase in net assets resulting from operations		$4,228,994,911

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$395,962,453	$340,417,546
Net realized gains		590,271,754	400,596,612
Net change in unrealized appreciation (depreciation)	+	3,242,760,704	(282,000,815)
Increase in net assets resulting from operations		4,228,994,911	459,013,343
Distributions to Shareholders
Total distributions		($373,490,030)	($302,865,295)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		51,250,000	$3,697,606,445	56,050,000	$3,767,929,713
Shares redeemed	+	(29,450,000)	(2,085,573,441)	(17,550,000)	(1,127,997,534)
Net transactions in fund shares		21,800,000	$1,612,033,004	38,500,000	$2,639,932,179
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		254,100,000	$17,785,957,638	215,600,000	$14,989,877,411
Total increase	+	21,800,000	5,467,537,885	38,500,000	2,796,080,227
End of period		275,900,000	$23,253,495,523	254,100,000	$17,785,957,638

Schwab U.S. Equity ETFs  |  Annual Report
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Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$84.02	$81.69	$65.55	$55.25	$51.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	0.95	0.68	0.75	0.59
Net realized and unrealized gains (losses)	36.18	2.30	16.17	10.17	3.30
Total from investment operations	36.87	3.25	16.85	10.92	3.89
Less distributions:
Distributions from net investment income	(0.73)	(0.92)	(0.71)	(0.62)	(0.57)
Net asset value at end of period	$120.16	$84.02	$81.69	$65.55	$55.25
Total return	44.22%	4.09%	25.88%	19.89%	7.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05% [2]	0.07% [3]
Net investment income (loss)	0.74%	1.21%	0.93%	1.25%	1.14%
Portfolio turnover rate[4]	7%	14%	5%	5%	7%
Net assets, end of period (x 1,000)	$12,785,385	$8,107,853	$6,886,721	$4,470,809	$2,980,475

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.9%
Tesla, Inc. *	496,070	1.9	247,201,602

Banks 0.2%
Other Securities		0.2	21,919,422

Capital Goods 3.4%
Deere & Co.	211,972	0.4	44,526,838
Lockheed Martin Corp.	167,244	0.5	65,268,643
The Boeing Co.	363,168	0.5	62,399,526
Other Securities		2.0	267,339,852
		3.4	439,534,859

Commercial & Professional Services 1.0%
Other Securities		1.0	131,900,749

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	840,224	0.8	94,012,663
Other Securities		0.5	75,193,542
		1.3	169,206,205

Consumer Services 1.1%
Starbucks Corp.	791,361	0.5	66,846,264
Other Securities		0.6	77,746,216
		1.1	144,592,480

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	1,316,924	2.2	287,142,109
BlackRock, Inc.	104,537	0.5	62,114,840
S&P Global, Inc.	163,290	0.5	59,832,722
Other Securities		1.6	199,532,891
		4.8	608,622,562

Energy 0.3%
Other Securities		0.3	40,101,289

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	299,061	0.8	103,971,547
Other Securities		0.0	3,591,577
		0.8	107,563,124

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 0.6%
Other Securities		0.6	83,765,836

Health Care Equipment & Services 7.7%
Anthem, Inc.	170,783	0.4	48,078,830
Becton Dickinson & Co.	199,801	0.4	48,505,689
Cigna Corp.	249,970	0.3	44,337,179
Danaher Corp.	426,486	0.7	88,056,564
Intuitive Surgical, Inc. *	79,011	0.4	57,744,399
Stryker Corp.	218,366	0.3	43,271,407
UnitedHealth Group, Inc.	642,582	1.6	200,839,004
Other Securities		3.6	459,177,943
		7.7	990,011,015

Household & Personal Products 0.4%
Other Securities		0.4	50,461,018

Insurance 0.7%
Other Securities		0.7	88,494,344

Materials 1.9%
Linde plc	355,959	0.7	88,897,201
Other Securities		1.2	150,973,725
		1.9	239,870,926

Media & Entertainment 13.4%
Activision Blizzard, Inc.	521,992	0.3	43,596,772
Alphabet, Inc., Class A *	203,178	2.6	331,084,646
Alphabet, Inc., Class C *	198,043	2.5	323,637,910
Charter Communications, Inc., Class A *	102,101	0.5	62,854,397
Facebook, Inc., Class A *	1,628,316	3.7	477,422,251
Netflix, Inc. *	297,668	1.2	157,633,066
The Walt Disney Co.	1,223,600	1.3	161,356,132
Other Securities		1.3	152,830,170
		13.4	1,710,415,344

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Thermo Fisher Scientific, Inc.	267,644	0.9	114,813,923
Vertex Pharmaceuticals, Inc. *	175,572	0.4	49,005,657
Zoetis, Inc.	321,713	0.4	51,506,251
Other Securities		2.4	304,561,391
		4.1	519,887,222

Real Estate 2.8%
American Tower Corp.	300,384	0.6	74,840,674
Crown Castle International Corp.	282,369	0.3	46,096,739

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Equinix, Inc.	60,020	0.4	47,402,596
Other Securities		1.5	189,537,923
		2.8	357,877,932

Retailing 12.2%
Amazon.com, Inc. *	283,759	7.6	979,240,959
Booking Holdings, Inc. *	27,741	0.4	52,997,794
Lowe's Cos., Inc.	511,478	0.6	84,235,312
The Home Depot, Inc.	728,749	1.6	207,722,615
Other Securities		2.0	232,532,238
		12.2	1,556,728,918

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	270,936	0.7	94,055,432
NVIDIA Corp.	416,701	1.7	222,926,701
Other Securities		1.0	116,122,077
		3.4	433,104,210

Software & Services 24.1%
Accenture plc, Class A	431,700	0.8	103,577,781
Adobe, Inc. *	326,401	1.3	167,571,009
Fidelity National Information Services, Inc.	418,679	0.5	63,157,727
Intuit, Inc.	176,671	0.5	61,020,397
Mastercard, Inc., Class A	598,699	1.7	214,447,995
Microsoft Corp.	5,136,277	9.0	1,158,384,552
PayPal Holdings, Inc. *	795,619	1.3	162,417,663
salesforce.com, Inc. *	610,470	1.3	166,444,646
ServiceNow, Inc. *	129,195	0.5	62,274,574
Visa, Inc., Class A	1,142,946	1.9	242,293,123
Other Securities		5.3	674,064,190
		24.1	3,075,653,657

Technology Hardware & Equipment 11.8%
Apple, Inc.	11,037,896	11.1	1,424,330,100
Other Securities		0.7	86,126,231
		11.8	1,510,456,331

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.4%
T-Mobile US, Inc. *	394,370	0.4	46,015,092
Other Securities		0.0	5,192,377
		0.4	51,207,469

Transportation 0.8%
Other Securities		0.8	97,423,109

Utilities 0.8%
NextEra Energy, Inc.	331,696	0.7	92,599,572
Other Securities		0.1	5,699,845
		0.8	98,299,417
Total Common Stock
(Cost $7,312,053,358)			12,774,299,040

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	4,239,796
Total Other Investment Company
(Cost $4,239,796)			4,239,796

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/18/20	87	9,981,075	906,272
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

During the period, the fund held shares of an affiliate, The Charles Schwab Corp., since that company was included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$24,714,498	$2,539,556	($30,129,426)	$3,819,332	($943,960)	$—	—	$—

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,774,299,040	$—	$—	$12,774,299,040
Other Investment Company[1]	4,239,796	—	—	4,239,796
Futures Contracts[2]	906,272	—	—	906,272
Total	$12,779,445,108	$—	$—	$12,779,445,108
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $7,316,293,154)		$12,778,538,836
Deposit with broker for futures contracts		1,303,200
Receivables:
Dividends		5,870,476
Variation margin on futures contracts		56,121
Income from securities on loan	+	418
Total assets		12,785,769,051
Liabilities
Payables:
Management fees	+	384,114
Total liabilities		384,114
Net Assets
Total assets		12,785,769,051
Total liabilities	–	384,114
Net assets		$12,785,384,937
Net Assets by Source
Capital received from investors		7,541,597,754
Total distributable earnings		5,243,787,183

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,785,384,937		106,400,000		$120.16

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends received from unaffiliated issuers		$73,325,595
Securities on loan, net	+	102,434
Total investment income		73,428,029
Expenses
Management fees		3,762,256
Total expenses	–	3,762,256
Net investment income		69,665,773
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(786,088)
Net realized losses on unaffiliated investments		(133,245,261)
Net realized gains on in-kind redemptions on affiliated issuer		4,605,420
Net realized gains on in-kind redemptions on unaffiliated investments		477,386,443
Net realized gains on futures contracts	+	318,578
Net realized gains		348,279,092
Net change in unrealized appreciation (depreciation) on affiliated issuer		(943,960)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		3,354,499,318
Net change in unrealized appreciation (depreciation) on futures contracts	+	827,260
Net change in unrealized appreciation (depreciation)	+	3,354,382,618
Net realized and unrealized gains		3,702,661,710
Increase in net assets resulting from operations		$3,772,327,483

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$69,665,773	$85,077,928
Net realized gains		348,279,092	243,635,236
Net change in unrealized appreciation (depreciation)	+	3,354,382,618	(3,749,927)
Increase in net assets resulting from operations		3,772,327,483	324,963,237
Distributions to Shareholders
Total distributions		($73,115,600)	($80,450,420)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,950,000	$2,466,914,690	19,500,000	$1,542,423,996
Shares redeemed	+	(17,050,000)	(1,488,595,100)	(7,300,000)	(565,804,444)
Net transactions in fund shares		9,900,000	$978,319,590	12,200,000	$976,619,552
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		96,500,000	$8,107,853,464	84,300,000	$6,886,721,095
Total increase	+	9,900,000	4,677,531,473	12,200,000	1,221,132,369
End of period		106,400,000	$12,785,384,937	96,500,000	$8,107,853,464

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$55.14	$56.37	$50.65	$46.01	$40.89
Income (loss) from investment operations:
Net investment income (loss)[1]	1.93	1.84	1.47	1.36	1.29
Net realized and unrealized gains (losses)	(1.36)	(1.48)	5.63	4.56	5.01
Total from investment operations	0.57	0.36	7.10	5.92	6.30
Less distributions:
Distributions from net investment income	(1.80)	(1.59)	(1.38)	(1.28)	(1.18)
Net asset value at end of period	$53.91	$55.14	$56.37	$50.65	$46.01
Total return	1.21%	0.70%	14.20%	13.01%	15.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05% [2]	0.07% [3]
Net investment income (loss)	3.59%	3.38%	2.72%	2.79%	3.00%
Portfolio turnover rate[4]	19%	7%	8%	7%	6%
Net assets, end of period (x 1,000)	$6,846,889	$5,976,674	$4,692,419	$3,532,689	$2,491,664

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	63,973,248

Banks 7.6%
Bank of America Corp.	4,209,541	1.6	108,353,585
Citigroup, Inc.	1,122,293	0.8	57,371,618
JPMorgan Chase & Co.	1,642,739	2.4	164,586,020
Wells Fargo & Co.	2,011,610	0.7	48,580,382
Other Securities		2.1	141,530,469
		7.6	520,422,074

Capital Goods 8.0%
3M Co.	310,103	0.7	50,552,991
Caterpillar, Inc.	291,786	0.6	41,524,066
Honeywell International, Inc.	378,353	0.9	62,636,339
Raytheon Technologies Corp.	792,854	0.7	48,364,094
Other Securities		5.1	344,515,101
		8.0	547,592,591

Commercial & Professional Services 0.7%
Other Securities		0.7	47,077,434

Consumer Durables & Apparel 0.9%
Other Securities		0.9	59,422,569

Consumer Services 2.4%
McDonald's Corp.	400,776	1.2	85,573,691
Other Securities		1.2	79,778,609
		2.4	165,352,300

Diversified Financials 4.5%
American Express Co.	355,955	0.5	36,161,468
Morgan Stanley	645,705	0.5	33,744,543
The Charles Schwab Corp. (a)	615,808	0.3	21,879,658
The Goldman Sachs Group, Inc.	166,904	0.5	34,193,623
Other Securities		2.7	177,889,235
		4.5	303,868,527

Energy 5.0%
Chevron Corp.	1,006,564	1.2	84,480,917
Exxon Mobil Corp.	2,279,613	1.3	91,047,743
Other Securities		2.5	169,382,001
		5.0	344,910,661

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 2.2%
Walmart, Inc.	763,476	1.6	106,008,643
Other Securities		0.6	46,672,564
		2.2	152,681,207

Food, Beverage & Tobacco 7.1%
Altria Group, Inc.	1,001,747	0.6	43,816,414
Mondelez International, Inc., Class A	769,515	0.7	44,955,066
PepsiCo, Inc.	748,129	1.5	104,782,948
Philip Morris International, Inc.	839,437	1.0	66,978,678
The Coca-Cola Co.	2,084,067	1.5	103,223,839
Other Securities		1.8	124,124,575
		7.1	487,881,520

Health Care Equipment & Services 4.2%
Abbott Laboratories	953,619	1.5	104,392,672
CVS Health Corp.	704,680	0.6	43,774,722
Medtronic plc	723,005	1.1	77,701,347
Other Securities		1.0	62,068,896
		4.2	287,937,637

Household & Personal Products 3.9%
Colgate-Palmolive Co.	461,860	0.6	36,607,024
The Procter & Gamble Co.	1,334,727	2.7	184,632,786
Other Securities		0.6	47,105,695
		3.9	268,345,505

Insurance 3.8%
Other Securities		3.8	260,143,317

Materials 3.6%
Air Products and Chemicals, Inc.	119,078	0.5	34,801,736
Other Securities		3.1	208,300,506
		3.6	243,102,242

Media & Entertainment 2.2%
Comcast Corp., Class A	2,455,082	1.6	110,012,224
Other Securities		0.6	42,122,319
		2.2	152,134,543

Pharmaceuticals, Biotechnology & Life Sciences 12.3%
AbbVie, Inc.	950,092	1.3	90,990,311
Amgen, Inc.	317,135	1.2	80,336,638
Bristol-Myers Squibb Co.	1,219,805	1.1	75,871,871
Eli Lilly and Co.	454,039	1.0	67,374,847
Gilead Sciences, Inc.	676,089	0.7	45,128,941

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	1,420,410	3.2	217,905,098
Merck & Co., Inc.	1,360,838	1.7	116,038,656
Pfizer, Inc.	2,994,746	1.6	113,171,452
Other Securities		0.5	33,085,593
		12.3	839,903,407

Real Estate 3.3%
Prologis, Inc.	398,130	0.6	40,553,522
Other Securities		2.7	187,260,679
		3.3	227,814,201

Retailing 1.7%
Target Corp.	269,589	0.6	40,764,553
The TJX Cos., Inc.	645,795	0.5	35,383,108
Other Securities		0.6	42,178,030
		1.7	118,325,691

Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. *	631,358	0.8	57,339,934
Intel Corp.	2,282,683	1.7	116,302,699
QUALCOMM, Inc.	606,464	1.1	72,229,862
Texas Instruments, Inc.	494,844	1.0	70,342,075
Other Securities		2.2	149,178,720
		6.8	465,393,290

Software & Services 2.7%
International Business Machines Corp.	478,616	0.9	59,018,139
Oracle Corp.	1,121,960	0.9	64,198,551
Other Securities		0.9	63,587,419
		2.7	186,804,109

Technology Hardware & Equipment 3.1%
Cisco Systems, Inc.	2,286,507	1.4	96,536,326
Other Securities		1.7	112,536,886
		3.1	209,073,212

Telecommunication Services 3.8%
AT&T, Inc.	3,841,241	1.7	114,507,394
Verizon Communications, Inc.	2,230,904	1.9	132,225,680
Other Securities		0.2	12,611,922
		3.8	259,344,996

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 3.4%
Union Pacific Corp.	365,811	1.0	70,396,669
United Parcel Service, Inc., Class B	379,591	0.9	62,108,679
Other Securities		1.5	98,918,839
		3.4	231,424,187

Utilities 5.6%
Dominion Energy, Inc.	452,594	0.5	35,501,473
Other Securities		5.1	349,332,925
		5.6	384,834,398
Total Common Stock
(Cost $6,627,277,586)			6,827,762,866

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,211,285

Securities Lending Collateral 0.1%
Other Securities		0.1	4,667,805
Total Other Investment Companies
(Cost $8,879,090)			8,879,090

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/18/20	290	17,389,850	241,092
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,382,702.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2020:
	Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/20	Balance of Shares Held at 8/31/20	Dividends Received
The Charles Schwab Corp.	$—	$30,142,884	($3,936,454)	($54,166)	($4,272,606)	$21,879,658	615,808	$414,287

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,827,762,866	$—	$—	$6,827,762,866
Other Investment Companies[1]	8,879,090	—	—	8,879,090
Futures Contracts[2]	241,092	—	—	241,092
Total	$6,836,883,048	$—	$—	$6,836,883,048
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in affiliated issuer, at value (cost $26,152,264)		$21,879,658
Investments in unaffiliated issuers, at value (cost $6,605,336,607) including securities on loan of $4,382,702		6,810,094,493
Collateral invested for securities on loan, at value (cost $4,667,805)		4,667,805
Deposit with broker for futures contracts		1,792,000
Receivables:
Dividends		19,898,845
Income from securities on loan	+	10,582
Total assets		6,858,343,383
Liabilities
Collateral held for securities on loan		4,667,805
Payables:
Investments bought		6,453,307
Management fees		214,641
Variation margin on futures contracts	+	118,310
Total liabilities		11,454,063
Net Assets
Total assets		6,858,343,383
Total liabilities	–	11,454,063
Net assets		$6,846,889,320
Net Assets by Source
Capital received from investors		6,825,540,638
Total distributable earnings		21,348,682

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,846,889,320		127,000,000		$53.91

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends received from affiliated issuer		$414,287
Dividends received from unaffiliated issuers		234,187,038
Securities on loan, net	+	125,425
Total investment income		234,726,750
Expenses
Management fees		2,574,153
Total expenses	–	2,574,153
Net investment income		232,152,597
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(117,364)
Net realized losses on unaffiliated investments		(192,710,312)
Net realized gains on in-kind redemptions on affiliated issuer		63,198
Net realized gains on in-kind redemptions on unaffiliated investments		165,583,909
Net realized gains on futures contracts	+	1,099,955
Net realized losses		(26,080,614)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(4,272,606)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(162,270,974)
Net change in unrealized appreciation (depreciation) on futures contracts	+	197,479
Net change in unrealized appreciation (depreciation)	+	(166,346,101)
Net realized and unrealized losses		(192,426,715)
Increase in net assets resulting from operations		$39,725,882

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$232,152,597	$182,529,712
Net realized gains (losses)		(26,080,614)	425,954,963
Net change in unrealized appreciation (depreciation)	+	(166,346,101)	(486,469,154)
Increase in net assets resulting from operations		39,725,882	122,015,521
Distributions to Shareholders
Total distributions		($214,669,300)	($153,831,815)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		36,350,000	$1,946,459,147	50,100,000	$2,701,585,976
Shares redeemed	+	(17,750,000)	(901,300,371)	(24,950,000)	(1,385,515,156)
Net transactions in fund shares		18,600,000	$1,045,158,776	25,150,000	$1,316,070,820
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,400,000	$5,976,673,962	83,250,000	$4,692,419,436
Total increase	+	18,600,000	870,215,358	25,150,000	1,284,254,526
End of period		127,000,000	$6,846,889,320	108,400,000	$5,976,673,962

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$55.72	$58.44	$48.77	$43.67	$40.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.87	0.84	0.76	0.71	0.74
Net realized and unrealized gains (losses)	1.76	(2.76)	9.59	5.09	2.84
Total from investment operations	2.63	(1.92)	10.35	5.80	3.58
Less distributions:
Distributions from net investment income	(0.90)	(0.80)	(0.68)	(0.70)	(0.61)
Net asset value at end of period	$57.45	$55.72	$58.44	$48.77	$43.67
Total return	4.90%	(3.24%)	21.36%	13.38%	8.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04% [2]	0.05%	0.06% [3]	0.07%
Net investment income (loss)	1.61%	1.52%	1.42%	1.54%	1.83%
Portfolio turnover rate[4]	19%	19%	13%	17%	21%
Net assets, end of period (x 1,000)	$6,678,167	$6,254,639	$5,358,783	$3,555,096	$2,532,590

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	67,114,013

Banks 3.4%
Other Securities		3.4	227,134,273

Capital Goods 11.0%
IDEX Corp.	159,850	0.4	28,809,765
Ingersoll Rand, Inc. *	732,997	0.4	25,698,875
United Rentals, Inc. *	152,876	0.4	27,066,696
Westinghouse Air Brake Technologies Corp.	383,524	0.4	25,523,522
Other Securities		9.4	627,903,212
		11.0	735,002,070

Commercial & Professional Services 1.7%
Other Securities		1.7	115,187,189

Consumer Durables & Apparel 3.4%
NVR, Inc. *	7,343	0.5	30,608,121
Other Securities		2.9	193,452,827
		3.4	224,060,948

Consumer Services 3.6%
Domino's Pizza, Inc.	82,970	0.5	33,931,411
Other Securities		3.1	205,039,776
		3.6	238,971,187

Diversified Financials 3.7%
FactSet Research Systems, Inc.	80,293	0.4	28,134,667
Other Securities		3.3	220,198,875
		3.7	248,333,542

Energy 1.5%
Other Securities		1.5	101,398,112

Food & Staples Retailing 0.5%
Other Securities		0.5	35,507,671

Food, Beverage & Tobacco 1.2%
Other Securities		1.2	80,375,968

Security	Number of Shares	% of Net Assets	Value ($)
Health Care Equipment & Services 6.4%
ABIOMED, Inc. *	95,365	0.4	29,336,181
Insulet Corp. *	138,814	0.5	30,296,155
STERIS plc	180,151	0.4	28,759,306
Teladoc Health, Inc. *	157,918	0.5	34,061,333
Varian Medical Systems, Inc. *	192,594	0.5	33,447,800
West Pharmaceutical Services, Inc.	156,141	0.7	44,337,798
Other Securities		3.4	224,553,032
		6.4	424,791,605

Household & Personal Products 0.2%
Other Securities		0.2	14,336,622

Insurance 3.9%
Other Securities		3.9	257,602,260

Materials 6.3%
FMC Corp.	274,533	0.4	29,336,596
International Flavors & Fragrances, Inc.	226,558	0.4	28,045,615
Other Securities		5.5	360,932,012
		6.3	418,314,223

Media & Entertainment 3.7%
Match Group, Inc. *	454,678	0.8	50,778,439
Zillow Group, Inc., Class C *	294,735	0.4	25,276,474
Other Securities		2.5	169,525,003
		3.7	245,579,916

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Alnylam Pharmaceuticals, Inc. *	239,823	0.5	31,810,123
Catalent, Inc. *	344,922	0.5	31,905,285
Horizon Therapeutics plc *	429,707	0.5	32,279,590
PerkinElmer, Inc.	236,186	0.4	27,803,816
Other Securities		4.5	303,234,667
		6.4	427,033,481

Real Estate 8.7%
Duke Realty Corp.	781,221	0.5	30,116,070
Equity LifeStyle Properties, Inc.	386,239	0.4	25,603,783
Sun Communities, Inc.	208,412	0.5	31,070,061
Other Securities		7.3	496,823,448
		8.7	583,613,362

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 5.0%
Burlington Stores, Inc. *	139,359	0.4	27,443,968
Etsy, Inc. *	251,718	0.5	30,130,644
Pool Corp.	84,696	0.4	27,766,737
Tractor Supply Co.	245,236	0.5	36,498,474
Wayfair, Inc., Class A *	143,545	0.6	42,569,705
Other Securities		2.6	172,141,288
		5.0	336,550,816

Semiconductors & Semiconductor Equipment 2.8%
Qorvo, Inc. *	243,370	0.5	31,217,070
Teradyne, Inc.	351,533	0.4	29,869,759
Other Securities		1.9	127,339,700
		2.8	188,426,529

Software & Services 14.1%
Black Knight, Inc. *	317,952	0.4	26,739,763
Booz Allen Hamilton Holding Corp.	292,612	0.4	25,767,413
Coupa Software, Inc. *	141,353	0.7	46,327,032
DocuSign, Inc. *	275,812	0.9	61,506,076
EPAM Systems, Inc. *	118,052	0.6	38,614,809
Fair Isaac Corp. *	61,524	0.4	25,888,684
GoDaddy, Inc., Class A *	350,504	0.4	29,330,175
HubSpot, Inc. *	87,030	0.4	26,081,150
Jack Henry & Associates, Inc.	162,502	0.4	26,881,081
Leidos Holdings, Inc.	283,239	0.4	25,630,297
RingCentral, Inc., Class A *	163,336	0.7	47,493,209
SS&C Technologies Holdings, Inc.	473,742	0.4	30,186,840
Tyler Technologies, Inc. *	84,351	0.4	29,127,244
Other Securities		7.6	501,003,787
		14.1	940,577,560

Technology Hardware & Equipment 4.4%
Trimble, Inc. *	529,708	0.4	27,761,996
Zebra Technologies Corp., Class A *	112,601	0.5	32,263,565
Other Securities		3.5	232,080,748
		4.4	292,106,309

Telecommunication Services 0.2%
Other Securities		0.2	16,306,978

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.5%
Expeditors International of Washington, Inc.	353,075	0.5	31,208,299
Old Dominion Freight Line, Inc.	200,195	0.6	40,475,425
Other Securities		1.4	97,634,118
		2.5	169,317,842

Utilities 4.1%
Alliant Energy Corp.	528,898	0.4	28,639,827
Atmos Energy Corp.	259,324	0.4	25,885,722
Other Securities		3.3	218,268,573
		4.1	272,794,122
Total Common Stock
(Cost $5,981,853,756)			6,660,436,598

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,080,333

Securities Lending Collateral 0.2%
Other Securities		0.2	9,159,635
Total Other Investment Companies
(Cost $11,239,968)			11,239,968

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/18/20	86	16,561,880	(4,814)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,877,431.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,660,436,598	$—	$—	$6,660,436,598
Other Investment Companies[1]	11,239,968	—	—	11,239,968
Liabilities
Futures Contracts[2]	(4,814)	—	—	(4,814)
Total	$6,671,671,752	$—	$—	$6,671,671,752
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $5,983,934,089) including securities on loan of $8,877,431		$6,662,516,931
Collateral invested for securities on loan, at value (cost $9,159,635)		9,159,635
Cash		8,878,983
Deposit with broker for futures contracts		594,000
Receivables:
Dividends		6,438,260
Income from securities on loan	+	21,657
Total assets		6,687,609,466
Liabilities
Collateral held for securities on loan		9,159,635
Payables:
Management fees		210,794
Variation margin on futures contracts	+	71,985
Total liabilities		9,442,414
Net Assets
Total assets		6,687,609,466
Total liabilities	–	9,442,414
Net assets		$6,678,167,052
Net Assets by Source
Capital received from investors		6,476,350,850
Total distributable earnings		201,816,202

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,678,167,052		116,250,000		$57.45

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends (net of foreign withholding tax of $27,513)		$101,919,833
Securities on loan, net	+	1,032,776
Total investment income		102,952,609
Expenses
Management fees		2,489,349
Total expenses	–	2,489,349
Net investment income		100,463,260
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(275,478,339)
Net realized gains on in-kind redemptions		429,922,296
Net realized losses on futures contracts	+	(2,875,930)
Net realized gains		151,568,027
Net change in unrealized appreciation (depreciation) on investments		63,136,381
Net change in unrealized appreciation (depreciation) on futures contracts	+	(17,015)
Net change in unrealized appreciation (depreciation)	+	63,119,366
Net realized and unrealized gains		214,687,393
Increase in net assets resulting from operations		$315,150,653

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$100,463,260	$85,672,960
Net realized gains		151,568,027	310,703,125
Net change in unrealized appreciation (depreciation)	+	63,119,366	(548,974,215)
Increase (decrease) in net assets resulting from operations		315,150,653	(152,598,130)
Distributions to Shareholders
Total distributions		($102,603,225)	($80,783,475)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,400,000	$1,620,955,506	39,050,000	$2,178,261,705
Shares redeemed	+	(26,400,000)	(1,409,974,944)	(18,500,000)	(1,049,023,933)
Net transactions in fund shares		4,000,000	$210,980,562	20,550,000	$1,129,237,772
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,250,000	$6,254,639,062	91,700,000	$5,358,782,895
Total increase	+	4,000,000	423,527,990	20,550,000	895,856,167
End of period		116,250,000	$6,678,167,052	112,250,000	$6,254,639,062

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$69.20	$78.24	$64.03	$57.42	$53.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.01	1.04	0.98	0.90	0.93
Net realized and unrealized gains (losses)	2.02	(9.07)	14.10	6.64	3.75
Total from investment operations	3.03	(8.03)	15.08	7.54	4.68
Less distributions:
Distributions from net investment income	(0.99)	(1.01)	(0.87)	(0.93)	(0.80)
Net asset value at end of period	$71.24	$69.20	$78.24	$64.03	$57.42
Total return	4.53%	(10.26%)	23.71%	13.21%	8.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04% [2]	0.05%	0.06% [3]	0.08% [4]
Net investment income (loss)	1.50%	1.49%	1.38%	1.46%	1.76%
Portfolio turnover rate[5]	12%	11%	9%	11%	11%
Net assets, end of period (x 1,000)	$10,044,378	$8,100,071	$8,853,388	$5,490,843	$3,772,207

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	124,877,267

Banks 7.8%
Other Securities		7.8	785,052,270

Capital Goods 10.8%
AECOM *	580,328	0.2	22,928,759
Generac Holdings, Inc. *	227,354	0.4	43,192,713
Ingersoll Rand, Inc. *	1,254,690	0.4	43,989,431
Trex Co., Inc. *	209,867	0.3	31,373,018
Watsco, Inc.	118,871	0.3	29,122,206
Other Securities		9.2	915,346,913
		10.8	1,085,953,040

Commercial & Professional Services 3.0%
Other Securities		3.0	304,984,366

Consumer Durables & Apparel 3.4%
Other Securities		3.4	336,564,134

Consumer Services 4.0%
Caesars Entertainment, Inc. *	555,643	0.3	25,448,449
Chegg, Inc. *	425,963	0.3	31,410,512
Churchill Downs, Inc.	127,190	0.2	22,227,724
Penn National Gaming, Inc. *	468,808	0.2	23,956,089
Other Securities		3.0	303,250,071
		4.0	406,292,845

Diversified Financials 3.9%
LPL Financial Holdings, Inc.	285,823	0.2	23,483,218
Other Securities		3.7	366,923,802
		3.9	390,407,020

Energy 1.8%
Other Securities		1.8	183,641,962

Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	133,500	0.3	23,742,975
Other Securities		0.7	80,769,108
		1.0	104,512,083

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 1.9%
The Boston Beer Co., Inc., Class A *	35,008	0.3	30,876,356
Other Securities		1.6	158,922,027
		1.9	189,798,383

Health Care Equipment & Services 7.0%
Amedisys, Inc. *	117,402	0.3	28,399,544
iRhythm Technologies, Inc. *	98,122	0.2	21,604,502
LHC Group, Inc. *	107,753	0.2	22,460,035
Penumbra, Inc. *	119,935	0.3	25,084,405
Quidel Corp. *	138,692	0.3	24,404,244
Tandem Diabetes Care, Inc. *	207,031	0.2	23,336,534
Teladoc Health, Inc. *	270,047	0.6	58,246,437
Other Securities		4.9	501,771,927
		7.0	705,307,628

Household & Personal Products 0.7%
Other Securities		0.7	69,043,226

Insurance 2.7%
First American Financial Corp.	403,570	0.2	21,215,675
Other Securities		2.5	247,611,558
		2.7	268,827,233

Materials 3.8%
The Scotts Miracle-Gro Co.	142,983	0.3	24,096,925
Other Securities		3.5	361,377,763
		3.8	385,474,688

Media & Entertainment 3.0%
Match Group, Inc. *	777,522	0.9	86,833,657
The New York Times Co., Class A	523,471	0.2	22,681,998
Zynga, Inc., Class A *	3,464,193	0.3	31,385,589
Other Securities		1.6	161,993,079
		3.0	302,894,323

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
Charles River Laboratories International, Inc. *	179,522	0.4	39,306,342
Horizon Therapeutics plc *	734,700	0.6	55,190,664
Immunomedics, Inc. *	753,169	0.3	33,561,211
Moderna, Inc. *	1,071,781	0.7	69,547,869
Momenta Pharmaceuticals, Inc. *	427,047	0.2	22,279,042
Novavax, Inc. *	210,293	0.2	23,203,730

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Repligen Corp. *	170,551	0.3	26,420,055
Other Securities		8.2	824,830,616
		10.9	1,094,339,529

Real Estate 6.7%
Rexford Industrial Realty, Inc.	445,221	0.2	21,361,704
Other Securities		6.5	654,720,386
		6.7	676,082,090

Retailing 4.5%
Carvana Co. *	200,617	0.4	43,325,247
Etsy, Inc. *	430,469	0.5	51,527,139
Five Below, Inc. *	202,229	0.2	22,133,964
Other Securities		3.4	336,494,807
		4.5	453,481,157

Semiconductors & Semiconductor Equipment 3.7%
Cree, Inc. *	392,333	0.3	24,756,212
Enphase Energy, Inc. *	295,389	0.2	22,812,892
Entegris, Inc.	488,350	0.3	32,665,731
MKS Instruments, Inc.	199,012	0.2	23,787,904
SolarEdge Technologies, Inc. *	180,085	0.4	39,825,798
Other Securities		2.3	222,546,398
		3.7	366,394,935

Software & Services 9.2%
Avalara, Inc. *	262,781	0.4	34,794,832
CACI International, Inc., Class A *	91,023	0.2	21,316,676
Dynatrace, Inc. *	660,820	0.3	29,228,069
Five9, Inc. *	225,033	0.3	28,678,206
Manhattan Associates, Inc. *	230,325	0.2	22,399,106
MongoDB, Inc. *	131,382	0.3	30,717,112
Zoom Video Communications, Inc., Class A *	103,296	0.3	33,581,530
Other Securities		7.2	719,022,066
		9.2	919,737,597

Technology Hardware & Equipment 3.7%
Ciena Corp. *	557,352	0.3	31,640,873
Lumentum Holdings, Inc. *	271,547	0.2	23,353,042
Other Securities		3.2	313,986,312
		3.7	368,980,227

Telecommunication Services 0.8%
Other Securities		0.8	79,235,610

Transportation 1.6%
Other Securities		1.6	160,914,268

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.5%
Other Securities		2.5	247,826,786
Total Common Stock
(Cost $9,304,276,312)			10,010,622,667

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	15,131
Total Rights
(Cost $—)			15,131

Other Investment Companies 0.8% of net assets

Money Market Fund 0.1%
Other Securities		0.1	9,744,598

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)		0.7	67,430,328
Total Other Investment Companies
(Cost $77,174,926)			77,174,926

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	405	31,616,325	(45,372)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $64,959,728.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$10,010,622,667	$—	$—	$10,010,622,667
Rights [1]
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	77,174,926	—	—	77,174,926
Liabilities
Futures Contracts[2]	(45,372)	—	—	(45,372)
Total	$10,087,752,221	$—	$15,131	$10,087,767,352
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $9,314,020,910) including securities on loan of $64,959,728		$10,020,382,396
Collateral invested for securities on loan, at value (cost $67,430,328)		67,430,328
Cash		15,260,193
Deposit with broker for futures contracts		1,160,000
Receivables:
Investments sold		46,279,981
Dividends		7,928,685
Income from securities on loan	+	346,210
Total assets		10,158,787,793
Liabilities
Collateral held for securities on loan		67,430,328
Payables:
Management fees		317,893
Fund shares redeemed		46,513,261
Variation margin on futures contracts	+	147,960
Total liabilities		114,409,442
Net Assets
Total assets		10,158,787,793
Total liabilities	–	114,409,442
Net assets		$10,044,378,351
Net Assets by Source
Capital received from investors		9,813,500,705
Total distributable earnings		230,877,646

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,044,378,351		141,000,000		$71.24

Schwab U.S. Equity ETFs  |  Annual Report
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Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends (net of foreign withholding tax of $103,562)		$122,899,717
Securities on loan, net	+	7,131,400
Total investment income		130,031,117
Expenses
Management fees		3,353,845
Total expenses	–	3,353,845
Net investment income		126,677,272
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(348,727,457)
Net realized gains on in-kind redemptions		485,707,856
Net realized losses on futures contracts	+	(379,850)
Net realized gains		136,600,549
Net change in unrealized appreciation (depreciation) on investments		277,015,780
Net change in unrealized appreciation (depreciation) on futures contracts	+	(79,317)
Net change in unrealized appreciation (depreciation)	+	276,936,463
Net realized and unrealized gains		413,537,012
Increase in net assets resulting from operations		$540,214,284

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$126,677,272	$117,973,566
Net realized gains		136,600,549	378,583,521
Net change in unrealized appreciation (depreciation)	+	276,936,463	(1,409,738,942)
Increase (decrease) in net assets resulting from operations		540,214,284	(913,181,855)
Distributions to Shareholders
Total distributions		($120,143,285)	($113,198,860)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		42,600,000	$2,778,455,384	21,350,000	$1,530,345,531
Shares redeemed	+	(18,650,000)	(1,254,218,652)	(17,450,000)	(1,257,281,901)
Net transactions in fund shares		23,950,000	$1,524,236,732	3,900,000	$273,063,630
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		117,050,000	$8,100,070,620	113,150,000	$8,853,387,705
Total increase or decrease	+	23,950,000	1,944,307,731	3,900,000	(753,317,085)
End of period		141,000,000	$10,044,378,351	117,050,000	$8,100,070,620

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$53.30	$52.71	$45.83	$42.47	$36.52
Income (loss) from investment operations:
Net investment income (loss)[1]	1.87	1.66	1.49	1.40	1.29
Net realized and unrealized gains (losses)	3.98	0.48	6.75	3.26	5.85
Total from investment operations	5.85	2.14	8.24	4.66	7.14
Less distributions:
Distributions from net investment income	(1.84)	(1.55)	(1.36)	(1.30)	(1.19)
Net asset value at end of period	$57.31	$53.30	$52.71	$45.83	$42.47
Total return	11.46%	4.18%	18.21%	11.12%	19.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06% [2]	0.07%	0.07%	0.07%
Net investment income (loss)	3.48%	3.23%	2.99%	3.17%	3.27%
Portfolio turnover rate[3]	43%	24%	23%	15%	22%
Net assets, end of period (x 1,000)	$12,693,835	$9,820,959	$8,092,908	$6,040,705	$4,300,443

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Banks 9.3%
Fifth Third Bancorp	5,142,916	0.8	106,252,645
Huntington Bancshares, Inc.	7,485,482	0.6	70,438,386
KeyCorp	7,137,761	0.7	87,937,215
M&T Bank Corp.	956,268	0.8	98,744,234
Regions Financial Corp.	6,991,029	0.6	80,816,295
U.S. Bancorp	10,302,617	3.0	375,015,259
Other Securities		2.8	356,642,628
		9.3	1,175,846,662

Capital Goods 12.7%
3M Co.	2,980,864	3.8	485,940,449
Cummins, Inc.	1,267,554	2.1	262,700,567
Eaton Corp. plc	3,420,593	2.8	349,242,545
Emerson Electric Co.	5,040,202	2.8	350,142,833
Snap-on, Inc.	453,716	0.5	67,272,471
Watsco, Inc.	270,227	0.5	66,202,913
Other Securities		0.2	24,545,246
		12.7	1,606,047,024

Commercial & Professional Services 0.7%
Robert Half International, Inc.	973,277	0.4	51,778,336
Other Securities		0.3	32,260,088
		0.7	84,038,424

Consumer Durables & Apparel 3.5%
Hasbro, Inc.	1,052,821	0.7	83,109,690
Leggett & Platt, Inc.	1,088,759	0.3	44,639,119
Polaris, Inc.	475,731	0.4	48,067,860
VF Corp.	2,709,584	1.4	178,155,148
Whirlpool Corp.	522,865	0.7	92,923,568
		3.5	446,895,385

Diversified Financials 9.4%
Ameriprise Financial, Inc.	918,360	1.1	143,998,848
BlackRock, Inc.	875,499	4.1	520,212,751
Discover Financial Services	2,272,522	1.0	120,625,468
T. Rowe Price Group, Inc.	1,693,875	1.9	235,804,339
Other Securities		1.3	167,736,610
		9.4	1,188,378,016

Energy 5.3%
Exxon Mobil Corp.	9,646,749	3.0	385,291,155
ONEOK, Inc.	3,418,002	0.8	93,926,695
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	3,397,811	1.4	178,690,880
Other Securities		0.1	9,625,376
		5.3	667,534,106

Food, Beverage & Tobacco 13.6%
Altria Group, Inc.	11,682,813	4.0	511,006,241
Kellogg Co.	2,059,784	1.2	146,059,284
PepsiCo, Inc.	3,642,504	4.0	510,169,110
The Coca-Cola Co.	10,049,421	3.9	497,747,822
Other Securities		0.5	55,508,604
		13.6	1,720,491,061

Household & Personal Products 3.7%
Kimberly-Clark Corp.	2,836,165	3.5	447,433,390
Other Securities		0.2	21,720,045
		3.7	469,153,435

Insurance 4.9%
Cincinnati Financial Corp.	1,101,236	0.7	87,449,151
Fidelity National Financial, Inc.	2,093,722	0.5	68,736,893
Principal Financial Group, Inc.	1,871,974	0.6	78,828,825
Prudential Financial, Inc.	2,914,321	1.5	197,503,534
The Hartford Financial Services Group, Inc.	2,612,482	0.8	105,674,897
Other Securities		0.8	87,902,370
		4.9	626,095,670

Materials 3.9%
Amcor plc	13,404,693	1.2	148,255,905
Eastman Chemical Co.	1,124,933	0.6	82,243,852
International Paper Co.	3,243,530	0.9	117,642,833
Steel Dynamics, Inc.	1,781,670	0.4	52,594,898
Other Securities		0.8	93,781,858
		3.9	494,519,346

Media & Entertainment 1.7%
Omnicom Group, Inc.	1,801,248	0.7	97,429,504
ViacomCBS, Inc., Class B	4,471,455	1.0	124,530,022
		1.7	221,959,526

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Pfizer, Inc.	13,601,845	4.0	514,013,723

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 2.6%
Best Buy Co., Inc.	1,884,178	1.7	208,974,182
Genuine Parts Co.	1,202,113	0.9	113,527,552
Other Securities		0.0	5,811,872
		2.6	328,313,606

Semiconductors & Semiconductor Equipment 9.2%
QUALCOMM, Inc.	5,368,524	5.0	639,391,209
Texas Instruments, Inc.	3,718,267	4.2	528,551,654
		9.2	1,167,942,863

Software & Services 5.2%
International Business Machines Corp.	3,762,148	3.6	463,910,470
Paychex, Inc.	2,635,579	1.6	201,542,726
		5.2	665,453,196

Telecommunication Services 3.9%
Verizon Communications, Inc.	8,416,383	3.9	498,839,020

Transportation 5.9%
United Parcel Service, Inc., Class B	4,582,037	5.9	749,712,894
Total Common Stock
(Cost $11,736,406,068)			12,625,233,957
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	13,823,509
Total Other Investment Company
(Cost $13,823,509)			13,823,509

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	345	60,356,025	2,592,753
S&P Mid-Cap 400 Index, e-mini, expires 09/18/20	27	5,199,660	83,262
Net Unrealized Appreciation			2,676,015
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,625,233,957	$—	$—	$12,625,233,957
Other Investment Company[1]	13,823,509	—	—	13,823,509
Futures Contracts[2]	2,676,015	—	—	2,676,015
Total	$12,641,733,481	$—	$—	$12,641,733,481
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $11,750,229,577)		$12,639,057,466
Deposit with broker for futures contracts		4,261,500
Receivables:
Investments sold		151,384,373
Dividends		51,571,508
Fund shares sold		8,651,656
Income from securities on loan	+	822
Total assets		12,854,927,325
Liabilities
Payables:
Investments bought		8,496,256
Management fees		591,986
Fund shares redeemed		151,867,554
Variation margin on futures contracts	+	136,631
Total liabilities		161,092,427
Net Assets
Total assets		12,854,927,325
Total liabilities	–	161,092,427
Net assets		$12,693,834,898
Net Assets by Source
Capital received from investors		12,313,284,688
Total distributable earnings		380,550,210

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,693,834,898		221,500,000		$57.31

Schwab U.S. Equity ETFs  |  Annual Report
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Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2019 through August 31, 2020
Investment Income
Dividends		$393,178,244
Securities on loan, net	+	105,737
Total investment income		393,283,981
Expenses
Management fees		6,636,970
Total expenses	–	6,636,970
Net investment income		386,647,011
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(363,686,258)
Net realized gains on in-kind redemptions		953,351,211
Net realized gains on futures contracts	+	7,135,871
Net realized gains		596,800,824
Net change in unrealized appreciation (depreciation) on investments		212,043,508
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,456,824
Net change in unrealized appreciation (depreciation)	+	214,500,332
Net realized and unrealized gains		811,301,156
Increase in net assets resulting from operations		$1,197,948,167

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/19-8/31/20		9/1/18-8/31/19
Net investment income		$386,647,011	$282,628,086
Net realized gains		596,800,824	260,018,757
Net change in unrealized appreciation (depreciation)	+	214,500,332	(134,725,586)
Increase in net assets resulting from operations		1,197,948,167	407,921,257
Distributions to Shareholders
Total distributions		($372,797,395)	($258,520,350)

Transactions in Fund Shares
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		103,250,000	$5,542,147,119	67,000,000	$3,443,124,440
Shares redeemed	+	(66,000,000)	(3,494,422,490)	(36,300,000)	(1,864,473,911)
Net transactions in fund shares		37,250,000	$2,047,724,629	30,700,000	$1,578,650,529
Shares Outstanding and Net Assets
		9/1/19-8/31/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		184,250,000	$9,820,959,497	153,550,000	$8,092,908,061
Total increase	+	37,250,000	2,872,875,401	30,700,000	1,728,051,436
End of period		221,500,000	$12,693,834,898	184,250,000	$9,820,959,497

Schwab U.S. Equity ETFs  |  Annual Report
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Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2020 are disclosed in the Condensed Portfolio Holdings.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)

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Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2020, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	0.7%	0.1%
Schwab Target 2035 Index Fund	0.5%	0.1%
Schwab Target 2040 Index Fund	0.6%	0.2%
Schwab Target 2045 Index Fund	0.4%	0.1%
Schwab Target 2050 Index Fund	0.4%	0.1%
Schwab Target 2055 Index Fund	0.3%	0.1%
Schwab Target 2060 Index Fund	0.3%	0.1%
*	Less than 0.05%

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Schwab U.S. Equity ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$73,354,547	($24,088,589)
Schwab 1000 Index ETF	9,346,330	(1,029,009)
Schwab U.S. Large-Cap ETF	450,451,051	(84,866,288)
Schwab U.S. Large-Cap Growth ETF	602,786,805	(114,619,231)
Schwab U.S. Large-Cap Value ETF	738,637,691	(73,146,336)
Schwab U.S. Mid-Cap ETF	391,881,389	(99,146,113)
Schwab U.S. Small-Cap ETF	440,865,803	(95,114,520)
Schwab U.S. Dividend Equity ETF	236,357,502	(23,246,702)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, which was scheduled to

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Schwab U.S. Equity ETFs
Financial Notes (continued)

7. Borrowing from Banks (continued):
mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$23,237,144	152
Schwab 1000 Index ETF	1,501,393	10
Schwab U.S. Large-Cap ETF	28,179,784	184
Schwab U.S. Large-Cap Growth ETF	8,269,228	93
Schwab U.S. Large-Cap Value ETF	14,045,495	236
Schwab U.S. Mid-Cap ETF	11,127,713	60
Schwab U.S. Small-Cap ETF	17,765,866	242
Schwab U.S. Dividend Equity ETF	29,499,752	190

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$685,238,284	$630,678,385
Schwab 1000 Index ETF	49,624,055	42,836,469
Schwab U.S. Large-Cap ETF	944,860,174	878,519,591
Schwab U.S. Large-Cap Growth ETF	700,565,296	686,328,285
Schwab U.S. Large-Cap Value ETF	1,233,090,653	1,214,450,332
Schwab U.S. Mid-Cap ETF	1,291,858,374	1,174,502,233
Schwab U.S. Small-Cap ETF	1,303,697,897	977,310,248
Schwab U.S. Dividend Equity ETF	4,768,629,634	4,826,484,031

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional

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Schwab U.S. Equity ETFs
Financial Notes (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,016,254,290	$1,934,608,822
Schwab 1000 Index ETF	220,825,209	101,806,375
Schwab U.S. Large-Cap ETF	3,186,929,427	1,594,631,102
Schwab U.S. Large-Cap Growth ETF	2,271,005,172	1,285,962,329
Schwab U.S. Large-Cap Value ETF	1,806,184,470	768,414,118
Schwab U.S. Mid-Cap ETF	1,488,686,313	1,284,729,739
Schwab U.S. Small-Cap ETF	2,614,341,287	1,115,676,693
Schwab U.S. Dividend Equity ETF	5,280,143,307	3,178,606,403
For the period ended August 31, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2020 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$11,520,673,524	$919,256,279	$16,676,963,768	$7,339,464,397	$6,683,948,963
Gross unrealized appreciation	$6,214,434,381	$300,995,612	$7,966,571,995	$5,590,597,296	$911,324,257
Gross unrealized depreciation	(1,197,579,683)	(76,705,722)	(1,402,087,248)	(150,616,585)	(758,390,172)
Net unrealized appreciation (depreciation)	$5,016,854,698	$224,289,890	$6,564,484,747	$5,439,980,711	$152,934,085

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$6,037,232,526	$9,467,128,788	$11,788,628,320
Gross unrealized appreciation	$1,434,591,481	$2,254,679,795	$1,523,844,436
Gross unrealized depreciation	(800,152,255)	(1,634,041,231)	(670,739,275)
Net unrealized appreciation (depreciation)	$634,439,226	$620,638,564	$853,105,161

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Schwab U.S. Equity ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
As of August 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Undistributed ordinary income	$79,332,277	$5,192,737	$110,793,199	$11,492,041	$71,678,124	$16,367,599	$31,095,569	$79,751,219
Net unrealized appreciation (depreciation) on investments	5,016,854,698	224,289,890	6,564,484,747	5,439,980,711	152,934,085	634,439,226	620,638,564	853,105,161
Total	$5,096,186,975	$229,482,627	$6,675,277,946	$5,451,472,752	$224,612,209	$650,806,825	$651,734,133	$932,856,380
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts, partnership investments and non-taxable dividends. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
No expiration	$154,367,423	$9,002,527	$235,135,510	$207,685,569	$203,263,527	$448,990,623	$420,856,487	$552,306,170
Total	$154,367,423	$9,002,527	$235,135,510	$207,685,569	$203,263,527	$448,990,623	$420,856,487	$552,306,170
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Current period distributions
Ordinary income	$300,375,280	$17,831,170	$373,490,030	$73,115,600	$214,669,300	$102,603,225	$120,143,285	$372,797,395
Prior period distributions
Ordinary income	$265,289,790	$11,758,680	$302,865,295	$80,450,420	$153,831,815	$80,783,475	$113,198,860	$258,520,350
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF for the past two fiscal years, the years ended August 31, 2018 and August 31, 2019, and the Schwab 1000 Index ETF for the period October 11, 2017 (commencement of operations) through August 31, 2018 and the year ended August 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two period year-ends detailed above and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction,would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of August 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended August 31, 2019 and the financial highlights for each of the four years in the period ended August 31, 2019; except for Schwab 1000 Index ETF, the financial highlights for the year ended August 31, 2019 and for the period from October 11, 2017 through August 31, 2018, were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended August 31, 2020 qualify for the corporate dividends received deduction:
Schwab U.S. Broad Market ETF	84.14%
Schwab 1000 Index ETF	84.90%
Schwab U.S. Large-Cap ETF	84.67%
Schwab U.S. Large-Cap Growth ETF	90.06%
Schwab U.S. Large-Cap Value ETF	84.32%
Schwab U.S. Mid-Cap ETF	72.87%
Schwab U.S. Small-Cap ETF	74.50%
Schwab U.S. Dividend Equity ETF	100.00%
For the fiscal year ended August 31, 2020, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2021 via IRS form 1099 of the amount for use in preparing their 2020 income tax return.
Schwab U.S. Broad Market ETF	$273,016,150
Schwab 1000 Index ETF	16,710,843
Schwab U.S. Large-Cap ETF	344,416,655
Schwab U.S. Large-Cap Growth ETF	68,965,101
Schwab U.S. Large-Cap Value ETF	198,210,618
Schwab U.S. Mid-Cap ETF	76,642,080
Schwab U.S. Small-Cap ETF	90,588,542
Schwab U.S. Dividend Equity ETF	372,797,395

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2020
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab U.S. Broad Market ETF
For the period
9/1/15 through 8/31/20	642	4	—	—	359	12	—	—
Schwab 1000 Index ETF
For the period
10/11/17 through 8/31/20	360	1	—	1	205	—	—	—
Schwab U.S. Large-Cap ETF
For the period
9/1/15 through 8/31/20	889	9	—	—	201	1	—	—
Schwab U.S. Large-Cap Growth ETF
For the period
9/1/15 through 8/31/20	682	5	—	—	410	2	—	—
Schwab U.S. Large-Cap Value ETF
For the period
9/1/15 through 8/31/20	738	8	—	—	295	8	1	—
Schwab U.S. Mid-Cap ETF
For the period
9/1/15 through 8/31/20	770	6	2	—	292	7	—	—
Schwab U.S. Small-Cap ETF
For the period
9/1/15 through 8/31/20	799	4	—	—	310	6	—	—
Schwab U.S. Dividend Equity ETF
For the period
9/1/15 through 8/31/20	705	13	1	—	312	1	—	—

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. Finally, the Trustees also considered

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund, supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None

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Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	100	None

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Annual Report

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57932-10
00249640

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-five operational series. Eleven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February and seven series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-five operational series during 2020/2021 and 2019/2020, based on their respective 2020/2021 and 2019/2020 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020	Fiscal Year 2020/2021	Fiscal Year 2019/2020
$ 450,900	$517,489	$0	$0	$77,500	$92,245	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2020/2021: $4,263,876	2019/2020: $92,245

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, Nancy F. Heller, John F. Cogan and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
Adbri Ltd.	553,354	1,043,544
Afterpay Ltd. *	242,350	16,388,781
AGL Energy Ltd.	736,205	8,058,012
ALS Ltd.	590,892	3,814,958
Altium Ltd.	122,821	3,319,010
Alumina Ltd.	2,957,412	3,433,831
Amcor plc	1,868,488	20,934,875
AMP Ltd. *	3,975,215	4,498,000
Ampol Ltd.	291,519	5,609,725
Ansell Ltd.	155,413	4,445,711
APA Group	1,396,693	10,773,398
Aristocrat Leisure Ltd.	743,707	15,603,737
ASX Ltd.	224,410	14,495,153
Atlas Arteria Ltd.	1,136,879	5,465,061
Aurizon Holdings Ltd.	2,146,357	6,904,920
AusNet Services	2,044,220	2,759,040
Australia & New Zealand Banking Group Ltd.	3,308,986	44,734,083
Bank of Queensland Ltd.	560,726	2,542,018
Beach Energy Ltd.	2,102,879	2,363,879
Bendigo & Adelaide Bank Ltd.	633,729	3,065,129
BHP Group Ltd.	3,461,693	97,053,176
BlueScope Steel Ltd.	581,073	5,453,304
Boral Ltd.	1,410,448	4,182,817
Brambles Ltd.	1,788,472	14,668,345
Challenger Ltd.	654,248	1,974,104
Charter Hall Group	582,207	5,386,444
CIMIC Group Ltd.	112,432	1,760,266
Cleanaway Waste Management Ltd.	1,671,636	3,189,546
Coca-Cola Amatil Ltd.	622,377	4,188,537
Cochlear Ltd. *	75,789	10,769,957
Coles Group Ltd.	1,477,617	19,374,836
Commonwealth Bank of Australia	2,066,576	104,354,772
Computershare Ltd.	560,552	5,509,451
Crown Resorts Ltd.	389,864	2,597,798
CSL Ltd.	530,881	112,291,225
CSR Ltd.	541,290	1,465,138
Dexus	1,250,280	8,164,609
Domino's Pizza Enterprises Ltd.	68,275	4,077,291
Downer EDI Ltd.	842,535	2,797,704
Evolution Mining Ltd.	1,267,431	5,202,172
Flight Centre Travel Group Ltd.	173,274	1,695,355
Fortescue Metals Group Ltd.	1,869,207	24,080,914
Goodman Group	2,086,501	28,253,637
Harvey Norman Holdings Ltd.	673,730	2,202,295
IDP Education Ltd.	157,438	2,336,815
Iluka Resources Ltd.	479,179	3,593,380
Incitec Pivot Ltd.	2,218,281	3,445,111
Insurance Australia Group Ltd.	2,729,825	9,629,874
IOOF Holdings Ltd. (a)	412,746	1,194,001
James Hardie Industries plc *	523,741	11,941,462
JB Hi-Fi Ltd.	132,186	4,903,548
Lendlease Corp., Ltd.	787,012	6,763,242
Macquarie Group Ltd.	382,424	36,116,317
Magellan Financial Group Ltd.	163,163	7,149,529
Medibank Pvt Ltd.	3,167,235	6,394,555
Security	Number of Shares	Value ($)
Metcash Ltd.	1,205,981	2,604,298
Mirvac Group	4,591,971	7,165,541
National Australia Bank Ltd.	3,728,739	49,443,556
Newcrest Mining Ltd.	943,703	22,305,375
Northern Star Resources Ltd.	844,591	8,526,023
Nufarm Ltd. *	372,050	1,108,852
Oil Search Ltd.	2,475,397	5,986,321
Orica Ltd.	471,199	6,056,498
Origin Energy Ltd.	2,081,381	8,619,995
Orora Ltd.	1,113,872	1,845,231
OZ Minerals Ltd.	354,753	3,835,667
Perpetual Ltd.	50,763	1,163,795
Platinum Asset Management Ltd.	402,361	1,103,970
Qantas Airways Ltd.	719,221	2,095,685
QBE Insurance Group Ltd.	1,703,793	13,369,022
Qube Holdings Ltd.	1,763,953	3,574,415
Ramsay Health Care Ltd.	197,763	9,515,388
REA Group Ltd.	60,029	5,068,513
Rio Tinto Ltd.	432,855	31,371,547
Santos Ltd.	2,081,772	8,729,385
Scentre Group	6,038,154	10,092,065
SEEK Ltd.	416,294	6,363,676
Seven Group Holdings Ltd.	156,962	2,214,830
Shopping Centres Australasia Property Group	1,252,662	2,084,413
Sims Ltd.	182,938	1,095,863
Sonic Healthcare Ltd.	547,601	12,979,551
South32 Ltd.	5,756,572	8,940,270
Stockland	2,784,714	8,155,361
Suncorp Group Ltd.	1,474,934	10,144,320
Sydney Airport	1,539,567	6,512,715
Tabcorp Holdings Ltd.	2,436,697	6,523,453
Telstra Corp., Ltd.	4,919,426	10,514,284
The GPT Group	2,284,233	6,470,034
The Star Entertainment Grp Ltd.	1,031,258	2,249,867
TPG Telecom Ltd. *	428,878	2,610,364
Transurban Group	3,182,590	31,680,584
Treasury Wine Estates Ltd.	853,697	5,840,001
Tuas Ltd. *	214,439	79,294
Vicinity Centres	4,362,684	4,662,180
Vocus Group Ltd. *	694,578	1,710,538
Washington H Soul Pattinson & Co., Ltd.	131,437	2,034,484
Wesfarmers Ltd.	1,316,366	46,261,585
Westpac Banking Corp.	4,213,954	54,662,161
Whitehaven Coal Ltd.	1,037,298	713,434
WiseTech Global Ltd.	90,557	1,887,254
Woodside Petroleum Ltd.	1,117,542	16,182,438
Woolworths Group Ltd.	1,472,941	43,430,918
Worley Ltd.	365,853	2,602,850
Xero Ltd. *	107,280	8,010,849
		1,254,613,105

Austria 0.1%
ANDRITZ AG	84,509	2,833,963
Erste Group Bank AG *	334,382	8,150,050
OMV AG *	168,174	5,482,743
Raiffeisen Bank International AG *	155,396	2,787,689
Telekom Austria AG *	185,894	1,373,938
Verbund AG	76,247	4,103,444

1
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe *	42,513	1,042,291
voestalpine AG	137,854	3,430,873
		29,204,991

Belgium 0.8%
Ackermans & van Haaren N.V. *	25,755	3,668,483
Ageas S.A. N.V.	213,709	8,996,606
Anheuser-Busch InBev S.A.	968,331	56,519,897
Argenx SE *	50,121	11,610,811
Colruyt S.A.	63,359	4,016,034
Elia Group S.A. N.V.	40,889	4,406,000
Groupe Bruxelles Lambert S.A.	126,607	11,746,830
KBC Groep N.V.	319,285	18,366,940
Proximus SADP	167,486	3,323,059
Sofina S.A.	17,672	5,315,412
Solvay S.A.	82,791	7,192,373
Telenet Group Holding N.V.	57,826	2,253,136
UCB S.A.	141,574	16,850,278
Umicore S.A.	237,620	10,938,156
		165,204,015

Canada 7.8%
Agnico Eagle Mines Ltd.	280,445	23,146,748
Alimentation Couche-Tard, Inc., B Shares	971,531	31,741,874
Bank of Montreal (b)	755,683	48,010,621
Barrick Gold Corp.	2,060,038	61,092,036
Bausch Health Cos., Inc. *	370,783	6,160,982
BCE, Inc.	352,111	15,149,731
Brookfield Asset Management, Inc., Class A	1,624,031	54,867,681
Canadian Imperial Bank of Commerce	518,012	41,172,204
Canadian National Railway Co.	831,852	87,504,229
Canadian Natural Resources Ltd.	1,355,901	26,765,243
Canadian Pacific Railway Ltd.	157,935	46,775,039
Canadian Tire Corp., Ltd., Class A	65,498	6,859,206
Canadian Utilities Ltd., Class A	150,686	3,786,377
Canopy Growth Corp. *(b)	268,253	4,428,506
Cenovus Energy, Inc. *	1,223,669	5,785,181
CGI, Inc. *	268,715	18,895,329
Constellation Software, Inc.	22,243	25,777,434
Dollarama, Inc.	339,398	13,263,860
Enbridge, Inc.	2,371,973	75,967,944
Fairfax Financial Holdings Ltd.	31,985	9,870,562
Fortis, Inc.	536,718	21,490,140
Franco-Nevada Corp.	218,196	32,851,229
George Weston Ltd.	85,521	6,184,922
Great-West Lifeco, Inc.	312,124	6,374,473
Husky Energy, Inc.	349,403	1,182,599
Hydro One Ltd.	373,634	7,742,521
IGM Financial, Inc.	94,827	2,316,546
Imperial Oil Ltd.	260,422	4,299,227
Intact Financial Corp.	165,920	17,790,923
Inter Pipeline Ltd.	508,908	5,378,305
Loblaw Cos. Ltd.	194,851	10,080,898
Magna International, Inc.	320,035	15,601,998
Manulife Financial Corp.	2,253,742	33,279,862
Metro, Inc.	292,482	13,226,171
National Bank of Canada	399,994	22,011,259
Nutrien Ltd.	668,430	24,783,647
Pembina Pipeline Corp.	647,660	16,055,427
Power Corp. of Canada	643,544	12,861,496
Restaurant Brands International, Inc.	337,981	18,331,569
RioCan Real Estate Investment Trust	363,251	4,240,414
Rogers Communications, Inc., B Shares	408,586	17,015,140
Security	Number of Shares	Value ($)
Royal Bank of Canada	1,662,654	126,751,926
Saputo, Inc.	281,822	7,038,250
Shaw Communications, Inc., B Shares	544,128	10,185,565
Shopify, Inc., Class A *	122,606	131,101,237
Sun Life Financial, Inc.	681,875	28,490,176
Suncor Energy, Inc.	1,779,143	28,579,349
TC Energy Corp.	1,095,155	51,263,290
Teck Resources Ltd., Class B	546,472	6,307,946
TELUS Corp.	514,929	9,492,762
The Bank of Nova Scotia	1,410,859	61,038,506
The Toronto-Dominion Bank	2,110,811	105,414,998
Thomson Reuters Corp.	197,774	15,134,921
Waste Connections, Inc.	309,007	30,935,088
Wheaton Precious Metals Corp.	520,845	27,846,090
		1,539,699,657

Denmark 2.0%
Ambu A/S, Class B	195,600	5,763,061
AP Moller - Maersk A/S, A Shares	4,725	6,740,620
AP Moller - Maersk A/S, B Shares	7,643	11,743,255
Carlsberg A/S, B Shares	112,831	15,889,673
Chr Hansen Holding A/S	118,955	13,686,805
Coloplast A/S, B Shares	155,718	26,479,803
Danske Bank A/S *	780,680	12,107,805
Demant A/S *	118,594	3,547,541
DSV PANALPINA A/S	228,112	35,745,053
Genmab A/S *	68,409	25,892,477
GN Store Nord A/S	152,452	11,067,780
H. Lundbeck A/S	72,547	2,386,901
ISS A/S *	218,538	3,371,818
Novo Nordisk A/S, B Shares	1,882,964	124,978,365
Novozymes A/S, B Shares	240,282	14,247,883
Orsted A/S	218,951	31,045,304
Pandora A/S	115,388	8,445,579
Rockwool International A/S, B Shares	7,312	2,784,002
Tryg A/S	142,653	4,388,689
Vestas Wind Systems A/S	230,459	35,113,190
		395,425,604

Finland 1.2%
Elisa Oyj	167,643	9,882,287
Fortum Oyj	504,286	10,683,936
Huhtamaki Oyj *	106,974	5,186,510
Kesko Oyj, B Shares	318,779	7,087,324
Kone Oyj, B Shares	459,413	39,471,426
Metso Outotec Oyj	706,539	5,251,586
Neles Oyj	122,451	1,675,335
Neste Oyj	482,221	25,842,485
Nokia Oyj	6,533,881	31,823,323
Nokian Renkaat Oyj	157,031	4,381,404
Nordea Bank Abp *	3,758,582	30,346,272
Orion Oyj, Class B	121,428	5,710,124
Sampo Oyj, A Shares	586,780	23,670,359
Stora Enso Oyj, R Shares	664,826	9,803,570
UPM-Kymmene Oyj	619,677	18,831,428
Wartsila Oyj Abp	579,530	4,965,291
		234,612,660

France 8.8%
Accor S.A. *	225,002	6,926,409
Aeroports de Paris *	34,260	3,597,453
Air France-KLM *(b)	211,573	955,444
Air Liquide S.A.	541,912	90,118,296
Airbus SE *	646,907	53,259,357
ALD S.A.	94,050	968,445

2
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Alstom S.A. *	219,605	12,249,376
Amundi S.A. *	66,045	5,142,025
Arkema S.A.	79,590	8,842,752
Atos SE *	109,116	9,461,057
AXA S.A.	2,243,644	45,819,812
BioMerieux	49,166	7,467,613
BNP Paribas S.A. *	1,263,421	55,249,312
Bollore S.A.	1,172,065	4,412,652
Bouygues S.A. *(b)	257,064	10,222,241
Bureau Veritas S.A. *	324,662	7,375,373
Capgemini SE	182,811	25,361,417
Carrefour S.A.	663,190	10,675,697
Casino Guichard Perrachon S.A. *(b)	65,622	1,706,954
Cie de Saint-Gobain *	567,777	23,073,548
Cie Generale des Etablissements Michelin S.C.A.	203,961	23,080,398
Cie Plastic Omnium S.A.	66,436	1,502,478
CNP Assurances *	167,407	2,246,362
Covivio	53,627	3,982,798
Credit Agricole S.A. *	1,353,398	13,900,511
Danone S.A.	699,624	46,103,034
Dassault Aviation S.A. *	2,723	2,483,137
Dassault Systemes SE	153,254	28,931,411
Edenred	283,589	14,675,384
Eiffage S.A. *	87,140	8,047,492
Electricite de France S.A.	610,926	6,431,069
Elis S.A. *	251,113	3,258,458
Engie S.A. *	1,934,698	26,967,375
EssilorLuxottica S.A. *	343,749	46,085,071
Eurazeo SE *	55,861	2,954,205
Eurofins Scientific SE *	13,969	11,219,906
Euronext N.V.	72,235	8,794,450
Eutelsat Communications S.A.	218,240	2,194,524
Faurecia SE *	86,867	3,792,974
Gecina S.A.	59,547	8,203,999
Getlink SE *	528,716	8,118,965
Hermes International	36,063	31,027,408
ICADE	37,683	2,444,885
Iliad S.A.	18,312	3,920,144
Imerys S.A.	43,260	1,760,087
Ingenico Group S.A. *	74,711	12,705,664
Ipsen S.A.	39,985	4,150,783
JCDecaux S.A. *	88,171	1,686,116
Kering S.A.	86,449	53,203,838
Klepierre S.A.	222,137	3,663,518
L'Oreal S.A.	279,944	92,705,890
La Francaise des Jeux SAEM	102,626	3,815,850
Legrand S.A.	312,218	26,100,470
LVMH Moet Hennessy Louis Vuitton SE	290,538	136,485,851
Natixis S.A. *	961,032	2,649,244
Orange S.A.	2,227,193	24,851,506
Orpea *	56,916	6,851,117
Pernod-Ricard S.A.	244,838	42,018,828
Peugeot S.A. *	632,509	10,870,179
Publicis Groupe S.A. *	255,919	8,989,172
Remy Cointreau S.A.	27,959	4,611,042
Renault S.A. *	216,775	6,180,572
Rexel S.A. *	366,601	4,914,875
Rubis S.C.A.	109,296	5,173,605
Safran S.A. *	375,259	43,541,722
Sanofi	1,273,848	129,295,980
Sartorius Stedim Biotech	27,806	9,969,729
Schneider Electric SE	616,539	76,500,076
SCOR SE *	187,012	5,014,392
SEB S.A.	31,664	5,570,468
SES S.A.	409,812	2,916,184
Societe Generale S.A. *	899,973	14,618,621
Sodexo S.A.	100,275	7,190,639
Security	Number of Shares	Value ($)
STMicroelectronics N.V.	738,933	22,278,765
Suez S.A.	433,275	7,516,135
TechnipFMC plc	544,560	4,235,839
Teleperformance	67,984	21,009,341
Thales S.A.	118,421	9,276,480
Total SE	2,769,247	109,623,306
Ubisoft Entertainment S.A. *	107,700	8,882,315
Valeo S.A.	277,819	8,505,799
Veolia Environnement S.A.	588,438	14,215,603
Vinci S.A.	541,666	50,904,574
Vivendi S.A.	940,482	26,769,524
Wendel SE	32,757	3,367,156
Worldline S.A. *	172,064	15,849,178
		1,743,691,704

Germany 7.7%
1&1 Drillisch AG	59,229	1,688,705
adidas AG *	224,271	68,288,053
Allianz SE	484,548	105,190,010
Aroundtown S.A. *	1,427,468	7,822,304
BASF SE	1,065,879	65,088,150
Bayer AG	1,146,609	76,161,314
Bayerische Motoren Werke AG	377,541	27,158,949
Bechtle AG	32,742	6,625,502
Beiersdorf AG	115,942	13,422,375
Brenntag AG	186,036	11,671,817
Carl Zeiss Meditec AG	44,345	5,006,450
Commerzbank AG *	1,208,515	7,028,611
Continental AG	126,059	13,749,342
Covestro AG	205,447	9,793,779
CTS Eventim AG & Co., KGaA *	69,468	3,457,802
Daimler AG	938,132	47,845,961
Delivery Hero SE *	164,409	17,700,185
Deutsche Bank AG *	2,385,002	22,890,063
Deutsche Boerse AG	213,889	40,518,824
Deutsche Lufthansa AG *(b)	278,100	2,903,544
Deutsche Post AG	1,137,121	51,840,930
Deutsche Telekom AG	3,793,119	66,911,643
Deutsche Wohnen SE	420,286	22,437,906
DWS Group GmbH & Co. KGaA *	41,761	1,643,910
E.ON SE	2,515,705	29,815,807
Evonik Industries AG	222,876	6,477,133
Fielmann AG *	28,835	2,101,875
Fraport AG Frankfurt Airport Services Worldwide *(b)	40,118	1,830,884
Fresenius Medical Care AG & Co. KGaA	242,097	20,574,430
Fresenius SE & Co. KGaA	472,270	21,914,688
FUCHS PETROLUB SE	33,895	1,226,236
GEA Group AG	201,924	7,379,968
GRENKE AG	29,546	2,162,536
Hannover Rueck SE	70,648	12,048,490
HeidelbergCement AG	174,299	11,093,867
Hella GmbH & Co. KGaA *	52,205	2,559,818
Henkel AG & Co. KGaA	115,597	10,403,184
HOCHTIEF AG	25,259	2,244,493
HUGO BOSS AG	74,962	1,990,249
Infineon Technologies AG	1,513,774	41,928,836
KION Group AG	81,265	6,886,807
Knorr-Bremse AG	65,184	8,300,844
LANXESS AG	99,273	5,818,741
LEG Immobilien AG	80,821	11,914,055
Merck KGaA	153,883	20,915,743
METRO AG	210,849	2,090,952
MTU Aero Engines AG	62,220	11,552,469
Muenchener Rueckversicherungs-Gesellschaft AG	159,993	46,247,775
Nemetschek SE	64,999	5,177,190

3
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
OSRAM Licht AG *	28,523	1,492,404
ProSiebenSat.1 Media SE *	206,996	2,347,335
Puma SE *	96,835	8,011,727
QIAGEN N.V. *(b)	255,668	13,016,470
Rational AG	4,051	2,596,810
Rheinmetall AG	51,351	4,761,984
Rocket Internet SE *	68,046	1,542,144
RTL Group S.A. *	54,473	1,812,390
RWE AG	736,498	29,331,145
SAP SE	1,313,249	216,802,975
Scout24 AG	124,723	11,627,220
Siemens AG	891,298	123,287,580
Siemens Healthineers AG	154,109	7,022,087
Suedzucker AG	91,970	1,883,056
Symrise AG	146,634	20,263,658
Talanx AG *	44,054	1,640,655
TeamViewer AG *	142,350	7,723,950
Telefonica Deutschland Holding AG	838,101	2,321,390
ThyssenKrupp AG *	551,361	3,972,228
TRATON SE *	53,220	1,090,935
Uniper SE	130,860	4,294,417
United Internet AG	118,964	5,853,196
Varta AG *(b)	17,039	2,659,303
Volkswagen AG *	37,477	6,732,060
Vonovia SE	631,810	45,336,810
Wacker Chemie AG	17,126	1,677,054
Zalando SE *	187,665	16,415,399
		1,537,019,581

Hong Kong 3.3%
AAC Technologies Holdings, Inc.	804,025	5,073,040
AIA Group Ltd.	14,130,908	145,499,953
ASM Pacific Technology Ltd.	358,817	3,858,944
BOC Aviation Ltd.	266,530	1,982,601
BOC Hong Kong Holdings Ltd.	4,207,424	11,943,424
Brightoil Petroleum Holdings Ltd. *(a)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	1,360,500	4,590,501
Cafe de Coral Holdings Ltd.	390,956	902,965
Cathay Pacific Airways Ltd.	1,294,028	1,051,899
Champion REIT	2,187,900	1,157,447
China Mengniu Dairy Co., Ltd.	3,165,982	15,564,075
Chow Tai Fook Jewellery Group Ltd.	1,482,808	1,664,539
CK Asset Holdings Ltd.	3,180,770	17,278,429
CK Hutchison Holdings Ltd.	3,143,207	20,582,538
CK Infrastructure Holdings Ltd.	742,604	3,928,539
CLP Holdings Ltd.	1,924,338	18,907,807
Dairy Farm International Holdings Ltd.	372,011	1,555,006
ESR Cayman Ltd. *	1,472,531	4,398,507
Galaxy Entertainment Group Ltd. *	2,531,627	19,942,302
Hang Lung Group Ltd.	1,156,880	2,985,439
Hang Lung Properties Ltd.	2,375,199	6,696,399
Hang Seng Bank Ltd.	856,705	13,474,880
Henderson Land Development Co., Ltd.	1,536,754	6,057,668
Hong Kong & China Gas Co., Ltd.	12,143,192	17,673,878
Hong Kong Exchanges & Clearing Ltd.	1,487,888	75,103,293
Hongkong Land Holdings Ltd.	1,368,412	5,241,018
Huabao International Holdings Ltd.	981,000	874,655
Hysan Development Co., Ltd.	778,179	2,460,002
Jardine Matheson Holdings Ltd.	243,162	10,212,804
Jardine Strategic Holdings Ltd.	213,803	4,288,888
Johnson Electric Holdings Ltd.	405,525	800,569
Kerry Logistics Network Ltd.	726,670	1,209,531
Kerry Properties Ltd.	720,408	1,873,025
L'Occitane International S.A.	607,962	1,035,477
Lenovo Group Ltd.	8,808,298	5,887,239
Link REIT	2,418,661	19,255,290
Melco International Development Ltd.	976,892	2,157,944
Security	Number of Shares	Value ($)
MGM China Holdings Ltd.	981,320	1,428,268
Minth Group Ltd.	921,098	3,090,075
MTR Corp., Ltd.	1,702,404	8,863,313
NagaCorp Ltd.	1,831,544	2,214,353
New World Development Co., Ltd.	1,721,897	8,942,582
Nexteer Automotive Group Ltd.	1,041,096	678,378
NWS Holdings Ltd. (b)	1,743,756	1,482,726
PCCW Ltd.	5,373,690	3,369,758
Power Assets Holdings Ltd.	1,616,577	9,261,243
PRADA S.p.A. *	606,236	2,377,964
Samsonite International S.A. *	1,486,986	1,721,033
Sands China Ltd.	2,858,524	12,614,146
Semiconductor Manufacturing International Corp. *	3,708,165	11,913,745
Shangri-La Asia Ltd.	1,511,899	1,230,955
Shougang Fushan Resources Group Ltd.	4,281,821	972,369
Shun Tak Holdings Ltd.	2,054,000	712,923
Sino Land Co., Ltd.	3,850,341	4,486,181
SITC International Holdings Co., Ltd.	1,403,298	1,843,264
SJM Holdings Ltd.	2,359,035	3,244,752
Sun Art Retail Group Ltd.	2,695,771	3,513,130
Sun Hung Kai Properties Ltd.	1,654,249	22,241,214
Swire Pacific Ltd., A Shares	623,633	3,395,717
Swire Pacific Ltd., B Shares	1,099,885	999,102
Swire Properties Ltd.	1,278,003	3,462,909
Techtronic Industries Co., Ltd.	1,467,192	18,628,245
The Bank of East Asia Ltd.	1,523,368	3,435,865
The Wharf Holdings Ltd.	1,744,478	3,403,354
Tingyi Cayman Islands Holding Corp.	2,239,123	4,206,581
Towngas China Co., Ltd. *	1,239,206	562,828
Uni-President China Holdings Ltd.	1,377,232	1,254,590
United Energy Group Ltd.	9,720,680	1,605,449
Vitasoy International Holdings Ltd.	1,019,968	3,632,332
VTech Holdings Ltd.	199,953	1,166,155
Want Want China Holdings Ltd.	6,741,574	4,627,675
WH Group Ltd.	10,686,155	9,224,386
Wharf Real Estate Investment Co., Ltd.	1,915,249	7,969,753
Wynn Macau Ltd.	1,700,894	3,199,813
Xinyi Glass Holdings Ltd.	2,380,230	4,115,415
Xinyi Solar Holdings Ltd.	4,752,015	6,002,752
Yue Yuen Industrial Holdings Ltd.	884,260	1,531,166
		645,796,974

Ireland 0.2%
AIB Group plc *	893,564	1,103,924
Bank of Ireland Group plc *	1,077,010	2,429,263
Glanbia plc	219,214	2,529,932
Kerry Group plc, A Shares	180,102	23,693,239
Kingspan Group plc *	174,891	15,049,133
		44,805,491

Israel 0.4%
Airport City Ltd. *	81,183	946,802
Alony Hetz Properties & Investments Ltd.	122,653	1,441,793
Amot Investments Ltd.	194,109	997,257
Azrieli Group Ltd.	45,382	2,450,702
Bank Hapoalim B.M.	1,305,940	7,925,060
Bank Leumi Le-Israel	1,736,731	8,912,292
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,344,992	2,681,690
Elbit Systems Ltd.	28,779	3,889,576
First International Bank of Israel Ltd.	61,821	1,450,652
Gazit-Globe Ltd.	113,802	592,139
Harel Insurance Investments & Financial Services Ltd.	123,881	889,629
ICL Group Ltd.	818,819	3,051,257

4
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Israel Discount Bank Ltd., A Shares	1,353,978	4,346,624
Melisron Ltd.	19,356	777,301
Mivne Real Estate KD Ltd. *	874,970	1,814,288
Mizrahi Tefahot Bank Ltd.	157,293	3,210,387
Nice Ltd. *	72,998	16,726,326
Paz Oil Co., Ltd.	11,674	1,186,992
Shapir Engineering and Industry Ltd. *	137,916	964,908
Shikun & Binui Ltd. *	257,555	1,152,629
Shufersal Ltd.	146,149	1,151,140
Strauss Group Ltd.	47,397	1,385,815
Teva Pharmaceutical Industries Ltd. *	1,148,909	10,989,490
The Phoenix Holdings Ltd. *	140,000	701,305
Tower Semiconductor Ltd. *	133,554	2,629,441
		82,265,495

Italy 2.0%
A2A S.p.A.	1,843,041	2,695,719
Amplifon S.p.A. *	141,816	4,735,369
Assicurazioni Generali S.p.A.	1,472,123	22,896,424
Atlantia S.p.A. *	580,557	9,255,252
Banca Mediolanum S.p.A.	284,930	2,117,837
Banco BPM S.p.A. *	1,788,611	3,020,395
Buzzi Unicem S.p.A.	115,352	2,830,842
CNH Industrial N.V. *	1,136,826	9,019,504
Davide Campari-Milano N.V.	661,309	6,795,351
DiaSorin S.p.A.	26,528	4,806,516
Enel S.p.A.	9,068,370	82,305,147
Eni S.p.A.	2,836,175	26,457,015
EXOR N.V.	122,319	7,226,601
Ferrari N.V.	142,065	27,728,122
Fiat Chrysler Automobiles N.V. *	1,283,481	14,169,398
FinecoBank Banca Fineco S.p.A. *	706,644	10,732,913
Hera S.p.A.	919,477	3,521,076
Infrastrutture Wireless Italiane S.p.A.	335,683	3,277,923
Intesa Sanpaolo S.p.A. *	18,151,956	39,188,800
Italgas S.p.A.	592,206	3,821,004
Leonardo S.p.A.	459,199	3,112,748
Mediobanca Banca di Credito Finanziario S.p.A.	895,820	7,801,617
Moncler S.p.A. *	221,366	8,590,903
Nexi S.p.A. *	415,925	7,419,105
Pirelli & C S.p.A. *	452,536	1,959,724
Poste Italiane S.p.A.	540,658	4,972,356
Prysmian S.p.A.	279,455	7,833,984
Recordati Industria Chimica e Farmaceutica S.p.A.	112,909	6,166,984
Saipem S.p.A.	670,837	1,440,107
Salvatore Ferragamo Italia S.p.A. *	80,697	1,164,871
Snam S.p.A.	2,574,670	13,209,673
Telecom Italia S.p.A.	12,011,544	5,728,847
Tenaris S.A. *	562,421	3,309,328
Terna Rete Elettrica Nazionale S.p.A.	1,617,343	11,717,760
UniCredit S.p.A. *	2,552,352	25,183,015
UnipolSai Assicurazioni S.p.A.	619,269	1,780,439
		397,992,669

Japan 22.5%
ABC-Mart, Inc.	29,623	1,558,738
Acom Co., Ltd.	406,019	1,585,099
Advantest Corp.	230,203	11,005,981
Aeon Co., Ltd.	815,106	20,207,588
AEON Financial Service Co., Ltd.	128,799	1,145,339
Aeon Mall Co., Ltd.	133,756	1,769,623
AGC, Inc.	214,889	6,089,315
Aica Kogyo Co., Ltd.	62,187	2,134,572
Ain Holdings, Inc.	31,427	2,032,998
Security	Number of Shares	Value ($)
Air Water, Inc.	214,907	3,019,581
Aisin Seiki Co., Ltd.	200,600	6,895,063
Ajinomoto Co., Inc.	561,919	10,470,573
Alfresa Holdings Corp.	201,084	4,038,936
Alps Alpine Co., Ltd.	227,238	3,612,837
Amada Co., Ltd.	368,483	3,280,192
Amano Corp.	82,335	1,715,879
ANA Holdings, Inc. *	125,316	3,128,616
Anritsu Corp.	160,865	3,510,223
Aozora Bank Ltd.	137,864	2,476,599
Ariake Japan Co., Ltd.	22,998	1,580,984
Asahi Group Holdings Ltd.	441,885	15,471,913
Asahi Intecc Co., Ltd.	222,063	6,585,771
Asahi Kasei Corp.	1,459,318	12,247,565
Asics Corp.	194,464	2,684,665
ASKUL Corp.	24,641	760,991
Astellas Pharma, Inc.	2,168,791	34,041,705
Autobacs Seven Co., Ltd.	83,530	1,080,703
Azbil Corp.	150,692	4,731,995
Bandai Namco Holdings, Inc.	225,515	14,007,896
Benefit One, Inc.	68,663	1,656,925
Benesse Holdings, Inc.	88,244	2,247,603
Bic Camera, Inc.	177,737	1,967,686
Bridgestone Corp.	666,689	21,130,103
Brother Industries Ltd.	275,749	4,563,530
Calbee, Inc.	86,696	2,701,969
Canon Marketing Japan, Inc.	58,733	1,050,099
Canon, Inc.	1,165,548	20,135,640
Capcom Co., Ltd.	102,631	4,974,523
Casio Computer Co., Ltd.	250,960	4,044,421
Central Japan Railway Co.	210,499	31,541,601
Chubu Electric Power Co., Inc.	819,487	10,119,461
Chugai Pharmaceutical Co., Ltd.	764,673	34,042,352
Citizen Watch Co., Ltd. *	318,788	1,013,075
Coca-Cola Bottlers Japan Holdings, Inc.	168,820	2,814,595
COMSYS Holdings Corp.	126,638	3,537,194
Concordia Financial Group Ltd.	1,290,411	4,283,320
Cosmo Energy Holdings Co., Ltd.	88,828	1,408,918
Cosmos Pharmaceutical Corp.	21,783	3,830,949
Credit Saison Co., Ltd.	167,375	1,908,212
CyberAgent, Inc.	113,300	6,036,541
Dai Nippon Printing Co., Ltd.	319,196	6,784,552
Dai-ichi Life Holdings, Inc.	1,254,621	18,994,710
Daicel Corp.	327,865	2,380,650
Daido Steel Co., Ltd.	44,939	1,495,918
Daifuku Co., Ltd.	110,547	9,726,093
Daiichi Sankyo Co., Ltd.	741,088	66,019,693
Daiichikosho Co., Ltd.	45,633	1,424,350
Daikin Industries Ltd.	308,782	58,134,119
Daishi Hokuetsu Financial Group, Inc.	47,820	919,468
Daito Trust Construction Co., Ltd.	75,455	6,689,165
Daiwa House Industry Co., Ltd.	759,207	20,335,966
Daiwa Securities Group, Inc.	1,755,109	7,911,190
DeNA Co., Ltd.	127,787	2,035,289
Denka Co., Ltd.	106,579	2,997,016
Denso Corp.	532,552	22,382,802
Dentsu Group, Inc.	256,613	6,736,863
DIC Corp.	99,045	2,356,457
Disco Corp.	32,259	7,522,892
DMG Mori Co., Ltd.	118,584	1,507,391
Dowa Holdings Co., Ltd.	55,866	1,735,852
East Japan Railway Co.	420,297	27,335,456
Ebara Corp.	112,417	2,896,160
Eisai Co., Ltd.	307,584	26,873,174
Electric Power Development Co., Ltd.	201,227	3,034,202
ENEOS Holdings, Inc.	3,472,718	13,609,898
Ezaki Glico Co., Ltd.	58,875	2,498,350
FamilyMart Co., Ltd	176,993	3,922,236

5
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Fancl Corp.	78,984	2,580,787
FANUC Corp.	223,957	39,291,999
Fast Retailing Co., Ltd.	59,704	35,627,037
FP Corp.	26,276	2,002,075
Fuji Electric Co., Ltd.	144,027	4,502,329
Fuji Oil Holdings, Inc.	54,584	1,600,794
Fuji Seal International, Inc.	63,577	1,153,493
FUJIFILM Holdings Corp.	409,315	19,476,670
Fujikura Ltd.	276,977	814,907
Fujitsu General Ltd.	69,326	1,813,478
Fujitsu Ltd.	220,767	28,770,804
Fukuoka Financial Group, Inc.	191,688	3,172,356
Fukuyama Transporting Co., Ltd.	37,127	1,831,055
Furukawa Electric Co., Ltd.	75,133	1,791,091
Fuyo General Lease Co., Ltd.	22,994	1,385,560
Glory Ltd.	66,806	1,396,031
GMO internet, Inc.	65,790	1,771,233
GMO Payment Gateway, Inc.	46,335	4,898,065
Goldwin, Inc.	41,551	2,997,455
GS Yuasa Corp.	90,574	1,500,670
GungHo Online Entertainment, Inc.	40,000	826,064
H.U. Group Holdings, Inc.	63,180	1,559,169
H2O Retailing Corp.	92,960	649,567
Hakuhodo DY Holdings, Inc.	286,266	3,563,309
Hamamatsu Photonics K.K.	150,640	6,861,155
Hankyu Hanshin Holdings, Inc.	257,635	8,369,584
Haseko Corp.	329,826	4,500,525
Heiwa Corp.	60,248	1,016,396
Hikari Tsushin, Inc.	26,430	6,385,370
Hino Motors Ltd.	309,515	2,083,962
Hirose Electric Co., Ltd.	39,417	4,464,125
HIS Co., Ltd. (b)	41,582	743,453
Hisamitsu Pharmaceutical Co., Inc.	84,262	3,885,531
Hitachi Capital Corp.	46,576	1,137,114
Hitachi Construction Machinery Co., Ltd.	120,947	4,242,754
Hitachi Ltd.	1,077,895	35,880,705
Hitachi Metals Ltd.	217,664	3,265,627
Hitachi Transport System Ltd.	52,210	1,819,190
Hokuhoku Financial Group, Inc.	166,345	1,543,529
Hokuriku Electric Power Co.	192,157	1,418,822
Honda Motor Co., Ltd.	1,986,771	51,128,276
Horiba Ltd.	48,101	2,635,361
Hoshizaki Corp.	61,600	4,710,981
House Foods Group, Inc.	85,369	2,881,994
Hoya Corp.	421,774	41,423,699
Hulic Co., Ltd.	436,005	3,971,718
Ibiden Co., Ltd.	122,263	3,833,509
Idemitsu Kosan Co., Ltd.	272,167	5,995,399
IHI Corp.	153,064	2,273,335
Iida Group Holdings Co., Ltd.	161,481	3,152,112
Inpex Corp.	1,084,503	6,890,831
Isetan Mitsukoshi Holdings Ltd.	397,453	2,188,812
Isuzu Motors Ltd.	606,738	6,001,869
Ito En Ltd.	64,684	3,909,891
ITOCHU Corp.	1,581,654	40,620,818
Itochu Techno-Solutions Corp.	106,903	3,871,069
Itoham Yonekyu Holdings, Inc.	151,636	1,010,954
Izumi Co., Ltd.	47,978	1,870,800
J Front Retailing Co., Ltd.	294,262	2,047,860
Japan Airlines Co., Ltd.	134,797	2,687,169
Japan Airport Terminal Co., Ltd.	52,348	2,354,660
Japan Exchange Group, Inc.	624,282	16,177,349
Japan Post Bank Co., Ltd.	480,388	3,864,123
Japan Post Holdings Co., Ltd.	1,569,204	11,596,824
Japan Post Insurance Co., Ltd.	224,666	3,588,893
Japan Tobacco, Inc.	1,378,877	25,777,959
JCR Pharmaceuticals Co., Ltd.	16,128	1,732,264
JFE Holdings, Inc.	642,239	4,863,199
Security	Number of Shares	Value ($)
JGC Holdings Corp.	260,540	2,877,008
JSR Corp.	210,968	4,496,088
JTEKT Corp.	266,630	2,059,220
Justsystems Corp.	41,570	3,183,068
K's Holdings Corp.	195,356	2,768,825
Kagome Co., Ltd.	91,360	2,838,712
Kajima Corp.	531,620	6,622,377
Kakaku.com, Inc.	150,099	4,001,413
Kaken Pharmaceutical Co., Ltd.	39,616	1,830,529
Kamigumi Co., Ltd.	124,415	2,569,370
Kandenko Co., Ltd.	129,910	1,019,238
Kaneka Corp.	65,849	1,669,123
Kansai Mirai Financial Group, Inc.	214,000	902,051
Kansai Paint Co., Ltd.	231,301	5,516,151
Kao Corp.	547,512	41,660,374
Kawasaki Heavy Industries Ltd.	160,682	2,275,867
Kawasaki Kisen Kaisha Ltd. *	99,701	1,112,229
KDDI Corp.	1,982,129	57,532,114
Keihan Holdings Co., Ltd.	114,165	4,919,931
Keikyu Corp.	296,393	4,421,649
Keio Corp.	136,309	8,239,339
Keisei Electric Railway Co., Ltd.	161,880	4,762,748
Kewpie Corp.	121,487	2,300,400
Keyence Corp.	210,062	86,524,666
Kikkoman Corp.	211,474	11,486,541
Kinden Corp.	157,200	2,594,182
Kintetsu Group Holdings Co., Ltd.	211,309	9,285,680
Kirin Holdings Co., Ltd.	895,339	17,603,676
Kissei Pharmaceutical Co., Ltd.	40,504	883,071
Kobayashi Pharmaceutical Co., Ltd.	71,910	6,401,343
Kobe Bussan Co., Ltd.	26,889	1,584,764
Kobe Steel Ltd. *	368,849	1,415,640
Koei Tecmo Holdings Co., Ltd.	66,776	2,647,867
Koito Manufacturing Co., Ltd.	136,459	6,614,166
Kokuyo Co., Ltd.	107,117	1,193,949
Komatsu Ltd.	1,065,536	23,150,502
Konami Holdings Corp.	108,570	4,182,266
Konica Minolta, Inc.	541,871	1,752,669
Kose Corp.	33,635	3,942,506
Kotobuki Spirits Co., Ltd.	21,242	981,525
Kubota Corp.	1,280,943	23,149,863
Kuraray Co., Ltd.	404,944	4,143,187
Kurita Water Industries Ltd.	127,691	3,997,681
Kusuri no Aoki Holdings Co., Ltd.	17,441	1,488,435
Kyocera Corp.	357,714	20,532,841
Kyoritsu Maintenance Co., Ltd.	30,288	1,112,469
Kyowa Exeo Corp.	123,531	3,109,097
Kyowa Kirin Co., Ltd.	293,956	7,600,805
Kyudenko Corp.	46,409	1,326,034
Kyushu Electric Power Co., Inc.	539,480	4,776,951
Kyushu Financial Group, Inc.	451,226	2,072,206
Kyushu Railway Co.	185,460	4,088,882
Lasertec Corp.	87,893	6,630,619
Lawson, Inc.	56,811	2,801,844
LINE Corp. *	67,642	3,444,451
Lintec Corp.	58,300	1,381,014
Lion Corp.	306,190	6,485,009
LIXIL Group Corp.	313,340	5,761,828
M3, Inc.	497,935	28,830,411
Mabuchi Motor Co., Ltd.	58,887	2,074,053
Maeda Corp.	147,256	1,092,842
Maeda Road Construction Co., Ltd.	39,160	722,306
Makita Corp.	282,978	13,075,508
Mani, Inc.	74,640	1,891,955
Marubeni Corp.	1,835,660	11,071,603
Maruha Nichiro Corp.	50,443	1,140,670
Marui Group Co., Ltd.	239,175	4,368,730
Maruichi Steel Tube Ltd.	75,081	2,012,875

6
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Matsui Securities Co., Ltd.	113,594	1,012,271
Matsumotokiyoshi Holdings Co., Ltd.	89,182	3,120,045
Mazda Motor Corp.	686,370	4,401,260
Mebuki Financial Group, Inc.	1,122,777	2,721,049
Medipal Holdings Corp.	169,210	3,234,369
Megmilk Snow Brand Co., Ltd.	46,784	1,058,811
MEIJI Holdings Co., Ltd.	154,152	12,443,219
MINEBEA MITSUMI, Inc.	480,769	8,337,349
MISUMI Group, Inc.	325,264	8,533,023
Mitsubishi Chemical Holdings Corp.	1,499,711	8,765,344
Mitsubishi Corp.	1,399,804	33,165,237
Mitsubishi Electric Corp.	2,300,949	31,743,961
Mitsubishi Estate Co., Ltd.	1,321,620	20,706,979
Mitsubishi Gas Chemical Co., Inc.	211,893	3,784,482
Mitsubishi Heavy Industries Ltd.	340,774	8,462,712
Mitsubishi Logistics Corp.	83,412	2,528,828
Mitsubishi Materials Corp.	150,161	3,154,875
Mitsubishi Motors Corp.	736,129	1,770,125
Mitsubishi UFJ Financial Group, Inc.	14,565,347	60,777,651
Mitsubishi UFJ Lease & Finance Co., Ltd.	489,339	2,311,838
Mitsui & Co., Ltd.	1,935,683	34,937,029
Mitsui Chemicals, Inc.	199,998	4,701,731
Mitsui Fudosan Co., Ltd.	1,086,513	19,671,884
Mitsui Mining & Smelting Co., Ltd.	64,469	1,549,031
Mitsui OSK Lines Ltd.	134,591	2,491,415
Miura Co., Ltd.	114,293	4,677,558
Mizuho Financial Group, Inc.	29,565,857	40,092,133
Mochida Pharmaceutical Co., Ltd.	29,440	1,086,874
MonotaRO Co., Ltd.	133,695	5,282,494
Morinaga & Co., Ltd.	47,726	1,748,461
Morinaga Milk Industry Co., Ltd.	49,093	2,384,167
MS&AD Insurance Group Holdings, Inc.	556,843	15,443,211
Murata Manufacturing Co., Ltd.	663,351	39,283,741
Nabtesco Corp.	136,094	4,305,676
Nagase & Co., Ltd.	129,547	1,687,061
Nagoya Railroad Co., Ltd.	226,275	6,313,808
Nankai Electric Railway Co., Ltd.	123,749	2,722,490
NEC Corp.	289,916	15,282,479
NET One Systems Co., Ltd.	92,873	3,568,838
Nexon Co., Ltd.	475,874	11,142,394
NGK Insulators Ltd.	316,136	4,492,592
NGK Spark Plug Co., Ltd.	222,669	3,832,061
NH Foods Ltd.	112,993	5,119,821
NHK Spring Co., Ltd.	192,301	1,209,531
Nichirei Corp.	121,388	3,167,340
Nidec Corp.	538,592	45,258,082
Nifco, Inc.	102,119	2,618,337
Nihon Kohden Corp.	89,741	3,067,671
Nihon M&A Center, Inc.	150,061	7,471,565
Nihon Unisys Ltd.	79,204	2,270,547
Nikon Corp.	380,515	2,985,416
Nintendo Co., Ltd.	124,408	66,565,231
Nippo Corp.	64,800	1,678,586
Nippon Electric Glass Co., Ltd.	92,926	1,731,546
Nippon Express Co., Ltd.	85,006	5,026,051
Nippon Kayaku Co., Ltd.	198,053	1,949,807
Nippon Paint Holdings Co., Ltd.	180,237	15,466,610
Nippon Paper Industries Co., Ltd.	116,085	1,477,814
Nippon Shinyaku Co., Ltd.	58,873	4,857,737
Nippon Shokubai Co., Ltd.	37,982	1,998,581
Nippon Steel Corp.	957,185	9,427,882
Nippon Telegraph & Telephone Corp.	1,440,504	32,757,560
Nippon Yusen K.K.	193,807	3,030,148
Nipro Corp.	139,302	1,569,767
Nishi-Nippon Financial Holdings, Inc.	176,070	1,163,893
Nishi-Nippon Railroad Co., Ltd.	83,515	2,429,570
Nissan Chemical Corp.	159,017	8,427,324
Nissan Motor Co., Ltd.	2,240,744	9,117,649
Security	Number of Shares	Value ($)
Nissan Shatai Co., Ltd.	66,020	594,550
Nisshin Seifun Group, Inc.	317,278	5,238,849
Nisshinbo Holdings, Inc.	174,111	1,206,767
Nissin Foods Holdings Co., Ltd.	80,541	8,050,682
Nitori Holdings Co., Ltd.	89,939	18,811,326
Nitto Denko Corp.	177,223	10,762,564
Noevir Holdings Co., Ltd.	21,100	965,015
NOF Corp.	79,098	3,207,331
NOK Corp.	139,965	1,524,443
Nomura Holdings, Inc.	3,623,297	18,604,227
Nomura Real Estate Holdings, Inc.	132,025	2,526,085
Nomura Research Institute Ltd.	306,835	8,156,611
NS Solutions Corp.	42,078	1,224,109
NSK Ltd.	527,102	4,041,057
NTN Corp.	557,395	1,072,267
NTT Data Corp.	729,320	8,335,479
NTT DOCOMO, Inc.	1,317,002	36,748,634
Obayashi Corp.	776,751	7,595,745
OBIC Business Consultants Co., Ltd.	16,900	1,004,008
Obic Co., Ltd.	77,365	13,708,222
Odakyu Electric Railway Co., Ltd.	354,591	8,770,731
Oji Holdings Corp.	1,058,590	4,781,598
OKUMA Corp.	37,570	1,716,504
Olympus Corp.	1,237,446	24,493,367
Omron Corp.	218,545	16,012,963
Ono Pharmaceutical Co., Ltd.	498,305	15,032,087
Open House Co., Ltd.	65,626	2,329,972
Oracle Corp. Japan	38,096	4,468,992
Orient Corp.	680,550	750,854
Oriental Land Co., Ltd.	219,310	29,759,733
ORIX Corp.	1,447,670	18,047,242
Osaka Gas Co., Ltd.	465,667	9,103,001
OSG Corp.	94,805	1,401,803
Otsuka Corp.	117,146	5,744,346
Otsuka Holdings Co., Ltd.	491,859	21,600,145
PALTAC Corp.	35,069	1,937,898
Pan Pacific International Holdings Corp.	596,494	14,011,661
Panasonic Corp.	2,479,698	22,866,676
Park24 Co., Ltd. *	125,744	2,271,918
Penta-Ocean Construction Co., Ltd.	338,574	2,174,255
PeptiDream, Inc. *	103,728	4,210,939
Persol Holdings Co., Ltd.	205,231	3,202,954
Pigeon Corp.	128,249	5,859,460
Pilot Corp.	44,874	1,320,259
Pola Orbis Holdings, Inc.	87,589	1,586,670
Rakuten, Inc.	918,769	8,083,469
Recruit Holdings Co., Ltd.	1,471,018	55,847,220
Relo Group, Inc.	118,701	2,697,623
Renesas Electronics Corp. *	823,970	5,182,592
Rengo Co., Ltd.	257,937	1,904,519
Resona Holdings, Inc.	2,502,475	9,203,312
Resorttrust, Inc.	73,290	1,043,594
Ricoh Co., Ltd.	777,581	5,814,718
Rinnai Corp.	41,269	3,817,708
Rohm Co., Ltd.	98,031	6,304,601
Rohto Pharmaceutical Co., Ltd.	109,636	3,484,118
Ryohin Keikaku Co., Ltd.	265,987	4,163,689
Sankyo Co., Ltd.	56,726	1,567,327
Sankyu, Inc.	56,222	2,348,658
Sanrio Co., Ltd.	69,150	1,156,793
Santen Pharmaceutical Co., Ltd.	421,649	8,035,764
Sanwa Holdings Corp.	238,811	2,405,112
Sapporo Holdings Ltd.	76,267	1,360,716
Sawai Pharmaceutical Co., Ltd.	45,400	2,320,411
SBI Holdings, Inc.	267,901	6,095,951
SCREEN Holdings Co., Ltd.	44,737	2,181,058
SCSK Corp.	50,867	2,753,327
Secom Co., Ltd.	224,620	21,234,528

7
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Sega Sammy Holdings, Inc.	228,990	2,653,861
Seibu Holdings, Inc.	235,719	2,591,809
Seiko Epson Corp.	320,580	3,827,189
Seino Holdings Co., Ltd.	182,288	2,786,448
Sekisui Chemical Co., Ltd.	400,999	6,417,043
Sekisui House Ltd.	666,947	13,182,337
Seven & i Holdings Co., Ltd.	897,611	29,058,405
Seven Bank Ltd.	780,915	1,958,823
SG Holdings Co., Ltd.	247,374	11,372,043
Sharp Corp.	192,988	2,396,767
Shikoku Electric Power Co., Inc.	182,170	1,384,592
Shimadzu Corp.	314,226	9,378,333
Shimamura Co., Ltd.	26,546	2,190,367
Shimano, Inc.	90,898	19,243,341
Shimizu Corp.	639,518	4,920,993
Shin-Etsu Chemical Co., Ltd.	463,157	56,275,901
Shinsei Bank Ltd.	229,268	2,678,703
Shionogi & Co., Ltd.	321,034	17,809,826
Ship Healthcare Holdings, Inc.	46,298	2,139,282
Shiseido Co., Ltd.	451,497	26,273,638
SHO-BOND Holdings Co., Ltd.	51,620	2,438,740
Shochiku Co., Ltd.	11,481	1,537,368
Showa Denko K.K.	171,136	3,335,736
Skylark Holdings Co., Ltd. *	223,611	3,555,171
SMC Corp.	66,946	36,773,110
SMS Co., Ltd.	61,426	1,699,504
Softbank Corp.	2,139,188	28,090,144
SoftBank Group Corp.	1,893,299	117,798,923
Sohgo Security Services Co., Ltd.	75,424	3,524,220
Sojitz Corp.	1,449,205	3,320,824
Sompo Holdings, Inc.	394,507	14,806,336
Sony Corp.	1,422,085	111,425,379
Sony Financial Holdings, Inc. *(a)	180,366	4,422,194
Sotetsu Holdings, Inc.	87,310	2,376,953
Square Enix Holdings Co., Ltd.	92,770	6,114,973
Stanley Electric Co., Ltd.	165,096	4,732,819
Subaru Corp.	713,269	14,814,230
Sugi Holdings Co., Ltd.	39,963	2,882,898
SUMCO Corp.	276,142	3,744,563
Sumitomo Bakelite Co., Ltd.	37,794	1,000,760
Sumitomo Chemical Co., Ltd.	1,765,147	5,742,616
Sumitomo Corp.	1,304,586	16,909,364
Sumitomo Dainippon Pharma Co., Ltd.	202,061	2,557,083
Sumitomo Electric Industries Ltd.	889,058	10,471,342
Sumitomo Forestry Co., Ltd.	161,527	2,584,858
Sumitomo Heavy Industries Ltd.	130,778	2,975,787
Sumitomo Metal Mining Co., Ltd.	278,921	8,514,001
Sumitomo Mitsui Financial Group, Inc.	1,511,915	44,454,250
Sumitomo Mitsui Trust Holdings, Inc.	428,583	12,411,508
Sumitomo Osaka Cement Co., Ltd.	39,918	1,294,902
Sumitomo Realty & Development Co., Ltd.	458,267	13,530,426
Sumitomo Rubber Industries Ltd.	224,854	2,164,892
Sundrug Co., Ltd.	76,740	2,854,819
Suntory Beverage & Food Ltd.	145,758	5,621,672
Sushiro Global Holdings Ltd.	130,786	3,041,334
Suzuken Co., Ltd.	89,500	3,325,286
Suzuki Motor Corp.	527,815	21,646,164
Sysmex Corp.	219,288	19,142,336
T&D Holdings, Inc.	627,857	6,571,939
Tadano Ltd.	151,599	1,239,439
Taiheiyo Cement Corp.	142,331	3,618,505
Taisei Corp.	231,374	7,996,470
Taisho Pharmaceutical Holdings Co., Ltd.	50,010	3,074,781
Taiyo Nippon Sanso Corp.	164,690	2,897,935
Taiyo Yuden Co., Ltd.	146,051	3,933,440
Takara Bio, Inc.	52,261	1,409,955
Takara Holdings, Inc.	206,595	1,934,545
Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	159,305	1,255,872
Takeda Pharmaceutical Co., Ltd.	1,777,740	66,368,736
TDK Corp.	140,938	14,632,726
TechnoPro Holdings, Inc.	47,332	2,526,278
Teijin Ltd.	226,583	3,555,416
Terumo Corp.	759,230	30,857,478
The 77 Bank Ltd.	76,488	1,124,474
The Bank of Kyoto Ltd.	82,497	3,516,304
The Chiba Bank Ltd.	695,908	3,609,311
The Chugoku Bank Ltd.	213,250	1,970,720
The Chugoku Electric Power Co., Inc.	350,038	4,264,690
The Gunma Bank Ltd.	535,215	1,761,422
The Hachijuni Bank Ltd.	521,216	2,015,169
The Hiroshima Bank Ltd.	325,655	1,649,080
The Iyo Bank Ltd.	322,656	2,050,735
The Japan Steel Works Ltd.	70,485	1,016,946
The Kansai Electric Power Co., Inc.	851,394	8,381,869
The Shiga Bank Ltd.	57,232	1,337,905
The Shizuoka Bank Ltd.	578,753	4,022,264
The Yokohama Rubber Co., Ltd.	120,609	1,889,118
THK Co., Ltd.	129,187	3,028,515
TIS, Inc.	277,534	5,548,325
Tobu Railway Co., Ltd.	238,832	7,454,702
Toda Corp.	288,167	1,883,160
Toho Co., Ltd.	132,450	5,033,462
Toho Gas Co., Ltd.	105,284	4,636,487
Tohoku Electric Power Co., Inc.	545,590	5,530,758
Tokai Carbon Co., Ltd.	220,711	2,070,889
Tokai Rika Co., Ltd.	71,517	1,073,649
Tokio Marine Holdings, Inc.	755,230	34,825,543
Tokuyama Corp.	81,297	1,902,769
Tokyo Century Corp.	71,250	3,655,052
Tokyo Electric Power Co. Holdings, Inc. *	1,836,572	5,403,465
Tokyo Electron Ltd.	171,885	44,006,580
Tokyo Gas Co., Ltd.	499,104	11,090,939
Tokyo Tatemono Co., Ltd.	226,054	2,751,999
Tokyu Corp.	582,483	7,788,777
Tokyu Fudosan Holdings Corp.	702,430	3,020,492
Topcon Corp.	132,031	1,063,270
Toppan Printing Co., Ltd.	329,295	5,117,433
Toray Industries, Inc.	1,782,814	8,468,135
Toshiba Corp.	515,681	14,856,009
Toshiba TEC Corp.	28,256	1,181,719
Tosoh Corp.	337,974	5,019,653
TOTO Ltd.	171,730	7,538,339
Toyo Seikan Group Holdings Ltd.	182,017	2,035,666
Toyo Suisan Kaisha Ltd.	102,700	5,830,110
Toyo Tire Corp.	115,490	1,924,380
Toyobo Co., Ltd.	99,685	1,436,359
Toyoda Gosei Co., Ltd.	88,496	1,931,899
Toyota Boshoku Corp.	72,945	1,034,554
Toyota Industries Corp.	187,151	10,906,626
Toyota Motor Corp.	2,868,365	189,502,241
Toyota Tsusho Corp.	257,007	7,488,817
Trend Micro, Inc.	133,465	8,256,216
TS Tech Co., Ltd.	62,217	1,824,649
Tsumura & Co.	82,274	2,335,280
Tsuruha Holdings, Inc.	41,470	5,537,415
Ube Industries Ltd.	120,454	2,152,486
Ulvac, Inc.	57,720	2,052,001
Unicharm Corp.	452,325	19,680,584
Ushio, Inc.	136,798	1,695,059
USS Co., Ltd.	244,341	4,126,689
Wacoal Holdings Corp.	60,695	1,078,882
Welcia Holdings Co., Ltd.	115,716	4,948,579
West Japan Railway Co.	210,724	11,070,238
Yakult Honsha Co., Ltd.	144,377	8,236,889
Yamada Denki Co., Ltd.	908,890	4,876,783

8
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Yamaguchi Financial Group, Inc.	270,395	1,792,519
Yamaha Corp.	182,978	8,920,706
Yamaha Motor Co., Ltd.	316,873	4,993,114
Yamato Holdings Co., Ltd.	404,569	10,575,371
Yamato Kogyo Co., Ltd.	49,776	1,195,525
Yamazaki Baking Co., Ltd.	138,943	2,261,451
Yaoko Co., Ltd.	25,895	2,024,325
Yaskawa Electric Corp.	300,102	10,796,258
Yokogawa Electric Corp.	291,565	4,764,790
Z Holdings Corp.	3,037,921	20,196,467
Zenkoku Hosho Co., Ltd.	62,182	2,201,833
Zensho Holdings Co., Ltd.	113,176	2,548,581
Zeon Corp.	169,732	1,786,231
ZOZO, Inc.	110,279	3,103,141
		4,467,952,115

Netherlands 3.7%
Aalberts N.V.	110,204	4,170,105
ABN AMRO Bank N.V.	490,515	4,683,667
Adyen N.V. *	31,169	52,671,810
Aegon N.V.	2,110,221	5,887,838
Akzo Nobel N.V.	222,636	22,083,740
Altice Europe N.V. *	689,889	3,059,371
ArcelorMittal S.A. *	747,844	9,482,264
ASM International N.V.	56,333	8,495,544
ASML Holding N.V.	466,421	175,321,705
ASR Nederland N.V.	190,342	6,612,931
Boskalis Westminster *	93,970	1,973,454
Galapagos N.V. *	56,108	7,642,962
GrandVision N.V. *	54,126	1,553,568
Heineken Holding N.V.	125,032	10,265,378
Heineken N.V.	276,037	25,604,618
ING Groep N.V. *	4,552,587	37,045,526
JDE Peet's BV *	75,000	3,310,690
Just Eat Takeaway.com N.V. *	47,130	5,255,486
Koninklijke Ahold Delhaize N.V.	1,271,027	38,336,554
Koninklijke DSM N.V.	201,942	32,471,374
Koninklijke KPN N.V.	3,877,738	10,188,769
Koninklijke Philips N.V. *	1,057,037	50,105,138
Koninklijke Vopak N.V.	75,567	4,159,030
NN Group N.V.	386,674	14,590,076
OCI N.V. *	121,454	1,651,526
Prosus N.V. *	503,498	50,484,985
Randstad N.V. *	133,073	6,950,025
Signify N.V. *	144,892	4,850,210
Unibail-Rodamco-Westfield *(b)	155,539	7,284,424
Unilever N.V.	1,694,511	98,308,003
Wolters Kluwer N.V.	309,647	25,478,187
		729,978,958

New Zealand 0.3%
a2 Milk Co., Ltd. *	843,475	10,598,246
Air New Zealand Ltd.	548,684	519,198
Auckland International Airport Ltd.	1,403,129	6,287,725
Contact Energy Ltd.	856,885	3,619,803
Fisher & Paykel Healthcare Corp., Ltd.	668,719	16,655,725
Fletcher Building Ltd. *	922,758	2,239,054
Kiwi Property Group Ltd.	1,726,394	1,213,544
Mercury NZ Ltd.	813,983	2,855,388
Meridian Energy Ltd.	1,470,347	5,048,542
Ryman Healthcare Ltd.	492,452	4,473,481
SKYCITY Entertainment Group Ltd. *	801,224	1,380,945
Spark New Zealand Ltd.	2,124,231	6,934,757
		61,826,408

Security	Number of Shares	Value ($)
Norway 0.6%
Adevinta A.S.A., Class B *	276,892	5,200,898
Aker A.S.A., A Shares	29,369	1,374,705
Aker BP A.S.A.	132,116	2,645,974
DNB A.S.A. *	1,226,115	19,808,864
Equinor A.S.A.	1,138,841	18,582,609
Gjensidige Forsikring A.S.A. *	193,646	4,152,745
Leroy Seafood Group A.S.A.	288,042	1,832,874
Mowi A.S.A.	496,476	9,774,478
Norsk Hydro A.S.A. *	1,568,376	5,040,563
Orkla A.S.A.	905,653	9,279,865
Salmar A.S.A. *	59,279	3,234,456
Schibsted A.S.A., B Shares *	108,613	4,333,005
Schibsted A.S.A., Class A *	99,096	4,343,872
Subsea 7 S.A. *	288,478	2,350,241
Telenor A.S.A.	748,021	12,248,650
Yara International A.S.A.	197,765	8,340,861
		112,544,660

Poland 0.2%
Bank Polska Kasa Opieki S.A. *	186,400	2,657,377
CD Projekt S.A. *	72,582	8,675,691
Cyfrowy Polsat S.A. *	310,588	2,434,889
Dino Polska S.A. *	54,689	3,333,322
Grupa Lotos S.A.	115,363	1,272,325
KGHM Polska Miedz S.A. *	164,223	6,126,104
LPP S.A. *	1,010	1,978,125
mBank S.A. *	14,560	746,544
PGE Polska Grupa Energetyczna S.A. *	791,527	1,302,760
Polski Koncern Naftowy Orlen S.A.	365,705	5,048,126
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,016,791	2,820,225
Powszechna Kasa Oszczednosci Bank Polski S.A. *	971,108	5,709,831
Powszechny Zaklad Ubezpieczen S.A. *	657,666	4,870,803
Santander Bank Polska S.A. *	33,600	1,387,578
		48,363,700

Portugal 0.2%
Banco Espirito Santo S.A. *(a)	505,213	—
EDP - Energias de Portugal S.A.	3,277,482	16,627,394
EDP Renovaveis S.A.	167,874	2,875,012
Galp Energia, SGPS, S.A.	612,827	6,575,675
Jeronimo Martins, SGPS, S.A.	289,116	4,756,045
		30,834,126

Republic of Korea 4.1%
Amorepacific Corp.	39,909	5,644,172
AMOREPACIFIC Group	35,484	1,523,431
BGF retail Co., Ltd.	7,099	761,952
BNK Financial Group, Inc.	348,317	1,489,562
Celltrion Healthcare Co., Ltd. *	80,523	6,785,380
Celltrion, Inc. *	121,230	30,310,051
Cheil Worldwide, Inc.	99,990	1,536,171
CJ CheilJedang Corp.	10,480	3,590,673
CJ Corp.	15,110	1,030,314
CJ ENM Co., Ltd.	7,077	707,164
CJ Logistics Corp. *	9,772	1,246,282
Coway Co., Ltd.	69,272	4,653,511
Daelim Industrial Co., Ltd.	32,057	2,345,108
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,098,158
DB Insurance Co., Ltd.	53,609	1,969,890
DGB Financial Group, Inc.	62,749	279,436

9
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Doosan Heavy Industries & Construction Co., Ltd. *	186,311	2,525,134
Doosan Infracore Co., Ltd. *	188,185	1,273,682
E-MART, Inc.	25,063	2,531,829
Fila Holdings Corp.	62,115	1,814,455
GS Engineering & Construction Corp.	82,427	1,713,904
GS Holdings Corp.	67,375	1,843,326
GS Retail Co., Ltd.	36,653	1,016,682
H.U. Group Holdings, Inc.	3,785	795,618
Hana Financial Group, Inc.	340,981	8,094,675
Hankook Tire & Technology Co., Ltd.	95,594	2,373,957
Hanmi Pharm Co., Ltd.	8,534	2,201,929
Hanmi Science Co., Ltd.	15,000	739,961
Hanon Systems	203,096	2,205,521
Hanssem Co., Ltd.	12,775	1,046,391
Hanwha Aerospace Co., Ltd. *	46,950	1,019,707
Hanwha Corp.	68,706	1,590,551
Hanwha Solutions Corp.	98,710	3,319,694
HDC Hyundai Development Co-Engineering & Construction	55,942	1,083,143
Helixmith Co., Ltd. *	27,061	1,121,941
Hite Jinro Co., Ltd.	37,827	1,175,028
HLB, Inc. *	49,026	3,582,336
Hotel Shilla Co., Ltd.	37,023	2,191,024
Hyundai Department Store Co., Ltd.	17,971	812,394
Hyundai Engineering & Construction Co., Ltd.	93,665	2,542,888
Hyundai Glovis Co., Ltd.	22,545	2,761,426
Hyundai Heavy Industries Holdings Co., Ltd.	13,254	2,521,596
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,513,959
Hyundai Mobis Co., Ltd.	74,922	14,127,896
Hyundai Motor Co.	160,188	23,800,978
Hyundai Steel Co.	92,109	1,946,238
Industrial Bank of Korea	404,918	2,757,628
Kakao Corp.	62,901	21,551,231
Kangwon Land, Inc.	132,965	2,311,413
KB Financial Group, Inc.	457,179	14,182,209
Kia Motors Corp.	307,662	10,994,404
Korea Aerospace Industries Ltd.	82,345	1,556,230
Korea Electric Power Corp. *	309,291	5,337,541
Korea Investment Holdings Co., Ltd.	45,186	2,316,548
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	51,663	3,748,927
Korea Zinc Co., Ltd.	11,494	3,855,846
Korean Air Lines Co., Ltd. *	67,860	1,008,274
KT&G Corp.	134,047	9,377,309
Kumho Petrochemical Co., Ltd.	20,273	1,715,158
LG Chem Ltd.	53,865	33,555,097
LG Corp.	109,601	7,630,274
LG Display Co., Ltd. *	273,396	3,360,200
LG Electronics, Inc.	132,437	9,387,318
LG Household & Health Care Ltd.	10,333	12,812,955
LG Uplus Corp.	231,004	2,323,847
Lotte Chemical Corp.	17,860	2,849,120
Lotte Corp.	34,668	875,528
Lotte Shopping Co., Ltd.	16,271	1,040,993
Mando Corp.	45,387	1,199,724
Mirae Asset Daewoo Co., Ltd.	509,931	3,992,220
NAVER Corp.	156,298	42,432,953
NCSoft Corp.	19,734	13,705,320
Netmarble Corp. *	22,458	3,147,788
NH Investment & Securities Co., Ltd.	169,764	1,280,483
NHN Corp. *	13,964	856,954
NongShim Co., Ltd.	3,961	1,198,737
OCI Co., Ltd. *	12,000	653,590
Security	Number of Shares	Value ($)
Orion Corp.	25,587	3,026,327
POSCO	80,980	12,577,498
POSCO Chemical Co., Ltd.	24,528	1,837,690
S-1 Corp.	23,653	1,736,292
S-Oil Corp.	49,592	2,358,741
Samsung Biologics Co., Ltd. *	15,896	10,410,883
Samsung C&T Corp.	97,947	8,905,022
Samsung Card Co., Ltd.	39,683	960,423
Samsung Electro-Mechanics Co., Ltd.	67,842	7,110,303
Samsung Electronics Co., Ltd.	5,493,052	249,705,201
Samsung Engineering Co., Ltd. *	197,491	1,878,650
Samsung Fire & Marine Insurance Co., Ltd.	41,214	6,487,935
Samsung Heavy Industries Co., Ltd. *	522,200	2,268,332
Samsung Life Insurance Co., Ltd.	77,131	3,973,750
Samsung SDI Co., Ltd.	61,505	23,428,750
Samsung SDS Co., Ltd.	38,872	5,153,919
Samsung Securities Co., Ltd.	76,218	1,934,483
Shinhan Financial Group Co., Ltd.	547,952	13,676,889
Shinsegae, Inc.	9,042	1,545,186
SillaJen, Inc. *(a)	68,458	509,041
SK Holdings Co., Ltd.	36,626	6,598,168
SK Hynix, Inc.	606,999	38,374,968
SK Innovation Co., Ltd.	68,421	8,351,751
SK Networks Co., Ltd.	144,495	631,307
SK Telecom Co., Ltd.	28,350	5,918,680
SKC Co., Ltd.	25,412	1,978,795
Woori Financial Group, Inc.	659,411	4,696,201
Yuhan Corp.	56,344	3,177,917
		812,488,039

Singapore 1.0%
Ascendas Real Estate Investment Trust	3,499,069	8,544,358
Ascott Residence Trust	2,299,628	1,522,260
CapitaLand Commercial Trust	3,342,986	4,130,786
CapitaLand Ltd.	3,072,843	6,260,500
CapitaLand Mall Trust	2,811,282	4,052,745
City Developments Ltd.	575,242	3,397,465
ComfortDelGro Corp., Ltd.	2,467,137	2,685,615
DBS Group Holdings Ltd.	2,090,912	32,095,715
Genting Singapore Ltd.	7,140,676	3,676,429
Golden Agri-Resources Ltd.	7,241,243	772,271
Hutchison Port Holdings Trust	4,036,728	427,893
Jardine Cycle & Carriage Ltd.	112,804	1,572,254
Keppel Corp., Ltd.	1,673,404	5,637,092
Keppel REIT	2,233,880	1,725,194
Mapletree Commercial Trust	2,560,505	3,615,894
Mapletree Industrial Trust	1,731,428	3,884,124
Mapletree Logistics Trust	3,030,790	4,614,398
Mapletree North Asia Commercial Trust	2,801,706	1,937,043
Olam International Ltd.	742,780	721,146
Oversea-Chinese Banking Corp., Ltd.	4,027,262	25,681,349
SATS Ltd.	798,050	1,760,922
Sembcorp Industries Ltd.	1,119,113	1,539,233
Sembcorp Marine Ltd. *	1,500,000	226,169
Singapore Airlines Ltd.	1,614,441	4,334,150
Singapore Exchange Ltd.	974,822	6,173,299
Singapore Post Ltd.	1,716,302	883,651
Singapore Press Holdings Ltd.	1,998,250	1,602,010
Singapore Technologies Engineering Ltd.	1,764,616	4,412,838
Singapore Telecommunications Ltd.	8,772,344	14,839,946
Suntec Real Estate Investment Trust	2,404,078	2,475,514
United Overseas Bank Ltd.	1,508,185	21,697,631
UOL Group Ltd.	574,968	2,778,420

10
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Venture Corp., Ltd.	307,381	4,487,726
Wilmar International Ltd.	2,336,228	7,491,876
		191,657,916

Spain 2.0%
Acciona S.A.	27,055	3,242,115
ACS, Actividades de Construccion y Servicios S.A.	297,699	7,305,803
Aena SME S.A. *	82,965	12,412,677
Amadeus IT Group S.A. *	494,306	27,731,574
Banco Bilbao Vizcaya Argentaria S.A.	7,794,915	22,867,682
Banco de Sabadell S.A.	6,792,128	2,747,215
Banco Santander S.A. *	19,151,441	42,665,898
Bankia S.A.	1,440,664	1,818,587
Bankinter S.A.	778,733	4,197,487
CaixaBank S.A.	4,340,968	9,562,896
Cellnex Telecom S.A.	397,007	25,487,303
Enagas S.A.	290,727	7,124,273
Endesa S.A.	378,353	10,511,377
Ferrovial S.A.	563,961	15,094,626
Grifols S.A.	383,233	10,408,622
Iberdrola S.A.	7,045,806	88,898,892
Industria de Diseno Textil S.A.	1,223,250	34,452,389
Inmobiliaria Colonial Socimi S.A.	389,067	3,431,624
Mapfre S.A.	1,325,882	2,518,075
Merlin Properties Socimi S.A.	375,183	3,374,226
Naturgy Energy Group S.A.	356,427	6,888,508
Red Electrica Corp. S.A.	505,115	9,680,583
Repsol S.A.	1,597,115	12,648,487
Siemens Gamesa Renewable Energy S.A.	267,345	7,174,772
Telefonica S.A.	5,496,939	21,766,736
Zardoya Otis S.A.	195,279	1,359,226
		395,371,653

Sweden 2.7%
Alfa Laval AB *	360,503	8,836,032
Assa Abloy AB, B Shares	1,069,017	24,788,944
Atlas Copco AB, A Shares	731,975	33,938,377
Atlas Copco AB, B Shares	443,888	17,873,994
Boliden AB	316,057	9,450,617
Castellum AB	307,846	6,317,572
Electrolux AB, Series B	272,589	5,922,722
Electrolux Professional AB *	270,705	1,202,408
Elekta AB, B Shares (b)	434,271	5,460,517
Epiroc AB, A Shares	737,990	11,016,436
Epiroc AB, B Shares	438,809	6,326,518
EQT AB	250,763	4,637,325
Essity AB, B Shares *	706,518	24,378,084
Fastighets AB Balder, B Shares *	113,732	4,544,032
Hennes & Mauritz AB, B Shares	1,013,684	16,207,285
Hexagon AB, B Shares *	299,656	21,762,969
Hufvudstaden AB, A Shares	135,711	1,686,760
Husqvarna AB, B Shares	514,099	5,601,774
ICA Gruppen AB	87,885	4,322,439
Industrivarden AB, A Shares *	248,924	6,626,468
Industrivarden AB, C Shares *	183,893	4,859,068
Investment AB Latour, B Shares	139,735	3,125,222
Investor AB, A Shares	154,475	9,778,996
Investor AB, B Shares	530,288	33,901,739
Kinnevik AB, B Shares	281,641	10,908,142
Kinnevik AB, B Shares Redemption *	281,641	226,947
L E Lundbergfortagen AB, B Shares *	88,406	4,048,762
Lundin Energy AB	223,179	5,470,181
Nibe Industrier AB, B Shares *	343,566	9,679,655
Saab AB, B Shares *	105,609	3,183,594
Sandvik AB *	1,259,229	24,790,530
Security	Number of Shares	Value ($)
Securitas AB, B Shares *	374,586	5,346,296
Skandinaviska Enskilda Banken AB, A Shares *	1,693,550	16,835,457
Skanska AB, B Shares *	423,278	8,647,190
SKF AB, B Shares	455,086	9,107,049
Svenska Cellulosa AB SCA, B Shares *	718,657	9,286,352
Svenska Handelsbanken AB, A Shares *	1,776,307	17,921,754
Swedbank AB, A Shares *	1,165,155	19,807,074
Swedish Match AB	180,363	13,730,670
Swedish Orphan Biovitrum AB *	204,966	4,604,335
Tele2 AB, B Shares	613,380	8,715,380
Telefonaktiebolaget LM Ericsson, B Shares	3,558,941	41,366,482
Telia Co. AB	2,996,997	11,574,556
Trelleborg AB, B Shares *	293,507	5,135,126
Volvo AB, B Shares *	1,740,889	33,364,710
		536,316,540

Switzerland 8.5%
ABB Ltd.	2,079,524	53,047,550
Adecco Group AG	182,417	9,574,132
Alcon, Inc. *	533,255	30,415,877
Baloise Holding AG	54,348	8,480,087
Banque Cantonale Vaudoise	31,711	3,398,425
Barry Callebaut AG	3,566	7,920,484
Chocoladefabriken Lindt & Sprungli AG	126	11,166,417
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,147	9,801,949
Cie Financiere Richemont S.A.	592,863	39,346,430
Clariant AG	231,836	4,840,376
Credit Suisse Group AG	2,797,488	30,862,620
DKSH Holding AG	40,603	2,728,060
Dufry AG *	41,397	1,249,105
EMS-Chemie Holding AG	8,195	7,412,769
Flughafen Zuerich AG *	22,100	3,337,887
Geberit AG	41,426	23,950,664
Georg Fischer AG	4,930	4,916,586
Givaudan S.A.	10,800	45,457,271
Helvetia Holding AG	38,521	3,638,415
Julius Baer Group Ltd.	250,213	12,032,009
Kuehne & Nagel International AG *	58,014	11,278,084
LafargeHolcim Ltd. *	596,919	28,438,920
Logitech International S.A.	171,398	12,718,990
Lonza Group AG	86,291	53,703,677
Nestle S.A.	3,371,996	406,534,384
Novartis AG	2,515,005	217,969,893
OC Oerlikon Corp. AG	225,616	2,063,355
Partners Group Holding AG	19,349	19,721,819
PSP Swiss Property AG	50,974	6,108,162
Roche Holding AG	813,621	285,257,538
Roche Holding AG, Bearer Shares	32,211	11,318,297
Schindler Holding AG	23,948	6,324,432
Schindler Holding AG, Participation Certificate	47,074	12,604,299
SGS S.A.	6,909	17,939,077
Sika AG	162,404	39,065,696
Sonova Holding AG *	62,218	14,586,284
Straumann Holding AG	11,934	11,779,598
Sulzer AG	20,229	1,807,344
Swiss Life Holding AG	39,073	15,829,675
Swiss Prime Site AG	87,265	7,883,844
Swiss Re AG	338,010	27,267,529
Swisscom AG	29,914	16,610,584
Temenos AG	71,781	11,622,711
The Swatch Group AG	47,457	1,878,358
The Swatch Group AG, Bearer Shares	35,113	7,448,035
UBS Group AG	3,923,577	47,865,504

11
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Vifor Pharma AG	59,875	8,873,695
Zurich Insurance Group AG	173,887	64,499,148
		1,682,576,045

United Kingdom 12.3%
3i Group plc	1,121,439	14,084,544
Admiral Group plc	241,190	8,515,962
Anglo American plc	1,428,624	35,054,995
Antofagasta plc	392,854	5,649,366
Ashmore Group plc	549,452	3,101,663
Ashtead Group plc	520,148	18,142,576
Associated British Foods plc	399,585	10,946,596
AstraZeneca plc	1,532,374	171,117,771
Auto Trader Group plc	1,096,092	8,265,592
Avast plc	682,079	4,895,125
AVEVA Group plc	72,087	4,895,539
Aviva plc	4,551,470	17,228,274
B&M European Value Retail S.A.	1,002,765	6,391,023
Babcock International Group plc	327,116	1,191,776
BAE Systems plc	3,757,438	26,141,184
Barclays plc *	20,587,443	30,862,392
Barratt Developments plc	1,232,325	8,665,912
Bellway plc	149,050	4,767,738
Berkeley Group Holdings plc	138,781	8,471,570
BHP Group plc	2,425,003	55,613,883
BP plc	23,137,231	81,848,078
British American Tobacco plc	2,663,395	90,312,803
BT Group plc	10,170,108	14,250,467
Bunzl plc	387,770	12,575,134
Burberry Group plc	475,060	9,188,197
Carnival plc *	157,798	2,227,985
Centrica plc	6,933,808	4,274,363
Cineworld Group plc *	1,196,887	1,010,902
Coca-Cola HBC AG	231,697	6,185,999
Compass Group plc	2,090,642	34,165,025
ConvaTec Group plc	1,856,253	4,762,083
CRH plc	915,157	34,677,384
Croda International plc	147,042	11,616,029
DCC plc	115,985	10,293,157
Derwent London plc	119,750	4,534,394
Diageo plc	2,675,176	89,888,441
Direct Line Insurance Group plc	1,578,468	6,232,680
DS Smith plc	1,528,642	5,295,007
easyJet plc	215,382	1,826,058
Evraz plc	647,404	2,810,300
Experian plc	1,054,616	39,396,972
Ferguson plc	263,349	26,008,594
Flutter Entertainment plc *	138,756	23,000,470
Fresnillo plc	227,172	3,840,170
G4S plc	1,831,581	3,521,639
GlaxoSmithKline plc	5,751,525	113,358,766
Glencore plc *	12,639,047	28,630,415
GVC Holdings plc *	682,662	7,350,791
Halma plc	445,767	13,238,346
Hargreaves Lansdown plc	423,427	9,164,706
Hikma Pharmaceuticals plc	183,514	5,825,927
Hiscox Ltd. *	391,187	4,155,668
HomeServe plc	321,421	5,590,462
Howden Joinery Group plc	672,843	5,063,075
HSBC Holdings plc *	23,790,883	105,168,614
IMI plc	324,680	4,586,404
Imperial Brands plc	1,096,071	18,388,828
Inchcape plc *	470,351	3,183,520
Informa plc *	1,747,841	9,674,682
InterContinental Hotels Group plc *	216,370	12,764,559
Intermediate Capital Group plc	346,176	6,336,213
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A. *(b)	524,676	1,519,540
Intertek Group plc	186,638	14,684,060
Investec plc	761,628	1,502,648
ITV plc	4,370,624	3,553,362
J Sainsbury plc	1,845,574	4,541,939
JD Sports Fashion plc	510,611	4,962,167
John Wood Group plc *	753,607	2,500,406
Johnson Matthey plc	223,966	7,122,132
Just Eat Takeaway.com N.V. *	92,261	10,394,054
KAZ Minerals plc	265,990	2,065,654
Kingfisher plc	2,427,796	8,786,634
Land Securities Group plc	830,737	6,430,294
Legal & General Group plc	7,023,275	20,434,485
Lloyds Banking Group plc *	82,342,732	31,256,664
London Stock Exchange Group plc	366,806	43,219,864
M&G plc	3,085,804	7,147,904
Marks & Spencer Group plc	2,304,706	3,428,419
Meggitt plc	881,306	3,432,691
Melrose Industries plc	5,603,401	7,637,721
Micro Focus International plc	394,776	1,579,413
Mondi plc	572,768	11,204,520
National Grid plc	4,085,486	46,125,237
Natwest Group plc *	5,373,146	8,115,252
Next plc	150,125	12,136,974
Ninety One plc *	372,757	1,101,021
NMC Health plc *(a)	136,583	32,845
Ocado Group plc *	535,627	17,907,926
Pearson plc	890,067	6,666,678
Pennon Group plc	479,926	6,464,524
Persimmon plc	371,359	13,027,454
Phoenix Group Holdings plc	633,530	5,869,993
Polymetal International plc	394,383	10,709,037
Prudential plc	3,042,660	49,763,531
Quilter plc	2,070,963	3,966,656
Reckitt Benckiser Group plc	736,116	74,020,239
RELX plc	2,164,067	49,331,249
Renishaw plc	41,794	2,677,130
Rentokil Initial plc *	2,172,859	15,506,831
Rightmove plc	1,008,385	8,557,421
Rio Tinto plc	1,272,617	78,979,021
Rolls-Royce Holdings plc	2,022,880	6,530,277
Royal Dutch Shell plc, A Shares	4,798,092	71,105,306
Royal Dutch Shell plc, B Shares	4,318,646	61,467,445
RSA Insurance Group plc	1,221,471	7,348,249
Schroders plc	128,559	4,988,445
Segro plc	1,377,751	17,576,677
Severn Trent plc	278,071	8,682,575
Smith & Nephew plc	1,025,383	20,889,226
Smiths Group plc	462,073	8,674,069
Smurfit Kappa Group plc	284,961	10,202,606
Spirax-Sarco Engineering plc	86,445	11,858,128
SSE plc	1,208,685	20,375,260
St. James's Place plc	608,787	7,986,695
Standard Chartered plc *	3,009,062	15,809,729
Standard Life Aberdeen plc	2,629,356	8,350,805
Tate & Lyle plc	557,360	5,088,117
Taylor Wimpey plc	4,283,115	7,025,223
Tesco plc	11,270,822	33,004,158
The British Land Co. plc *	1,104,434	5,407,904
The Sage Group plc	1,281,619	12,708,870
The Weir Group plc	299,334	5,084,062
Travis Perkins plc	305,787	5,033,984
TUI AG (b)	489,985	2,163,047
Unilever plc	1,271,594	75,935,983
United Utilities Group plc	799,328	8,896,002
Virgin Money UK plc *	1,373,636	1,713,426
Vodafone Group plc	31,281,455	46,675,861

12
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Whitbread plc *	235,411	7,971,497
Wm Morrison Supermarkets plc	2,623,446	6,754,850
WPP plc	1,416,974	12,248,691
		2,446,147,545
Total Common Stock
(Cost $18,277,679,313)		19,586,389,651

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	60,027	3,381,277
FUCHS PETROLUB SE	83,661	3,964,156
Henkel AG & Co. KGaA	207,272	21,209,216
Porsche Automobil Holding SE *	181,505	11,135,742
Sartorius AG	40,397	17,151,049
Volkswagen AG *	212,871	35,473,620
		92,315,060

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,396,120	3,501,007

Republic of Korea 0.2%
Hyundai Motor Co., Ltd.	30,266	2,216,636
Hyundai Motor Co., Ltd. 2nd	37,444	2,786,472
LG Chem Ltd.	9,516	3,004,041
LG Household & Health Care Ltd.	2,540	1,498,897
Samsung Electronics Co., Ltd.	969,307	38,759,224
		48,265,270
Total Preferred Stock
(Cost $122,165,114)		144,081,337

Rights 0.0% of net assets

Singapore 0.0%
Sembcorp Marine Ltd. *(a)	7,500,000	27,582
Total Rights
(Cost $171,730)		27,582

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	24,360,805	24,360,805
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	82,885,164	82,885,164
Total Other Investment Companies
(Cost $107,245,969)		107,245,969

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	1,158	110,015,790	4,180,306
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $78,840,676.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

13
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.8%
Abacus Property Group	515,664	1,060,179
Accent Group Ltd.	496,269	583,555
AMA Group Ltd.	828,211	385,877
Appen Ltd.	154,063	3,954,762
ARB Corp., Ltd.	92,990	1,810,046
Arena REIT	437,740	831,987
Asaleo Care Ltd.	524,715	424,918
AUB Group Ltd.	98,546	1,151,499
Aurelia Metals Ltd.	1,080,795	427,626
Austal Ltd.	440,530	1,153,310
Australian Agricultural Co., Ltd. *	631,939	488,381
Australian Pharmaceutical Industries Ltd.	538,639	432,210
Aventus Group	598,069	1,052,678
Avita Therapeutics, Inc. *	147,641	766,499
Bapcor Ltd.	460,595	2,377,618
Bega Cheese Ltd.	299,416	1,166,952
Bingo Industries Ltd.	675,309	1,113,717
Blackmores Ltd. *(a)	18,512	863,463
Bravura Solutions Ltd.	332,129	901,447
Breville Group Ltd.	186,526	3,742,455
Brickworks Ltd.	82,426	1,094,808
Bubs Australia Ltd. *(a)(b)	768,109	514,771
BWP Trust	696,525	2,091,367
BWX Ltd.	152,409	569,206
Carnarvon Petroleum Ltd. *	2,092,435	301,755
carsales.com Ltd.	303,075	4,659,851
Cedar Woods Properties Ltd.	82,997	325,930
Centuria Capital Group	568,676	832,717
Centuria Industrial REIT	599,806	1,383,990
Centuria Office REIT	558,614	838,639
Champion Iron Ltd. *	596,807	1,359,415
Charter Hall Long Wale REIT	617,110	2,259,099
Charter Hall Retail REIT	672,607	1,706,172
Charter Hall Social Infrastructure REIT	455,889	920,427
Clinuvel Pharmaceuticals Ltd. (a)	55,535	853,864
Codan Ltd.	178,759	1,426,451
Collins Foods Ltd.	155,813	1,199,560
Cooper Energy Ltd. *	1,910,959	466,372
Coronado Global Resources, Inc.	486,276	222,968
Corporate Travel Management Ltd.	120,006	1,419,119
Costa Group Holdings Ltd.	532,950	1,363,735
Credit Corp. Group Ltd.	76,888	1,075,839
Cromwell Property Group	3,429,977	2,282,975
Dacian Gold Ltd. *	787,845	195,188
Data#3 Ltd.	202,282	936,481
Eagers Automotive Ltd.	292,874	1,932,027
Eclipx Group Ltd. *	467,936	515,632
Elders Ltd.	221,652	1,645,784
Electro Optic Systems Holdings Ltd. *(a)	171,230	705,346
Emeco Holdings Ltd. *	531,987	346,219
Emeco Holdings Ltd. *(b)	253,327	164,866
EML Payments Ltd. *	418,126	1,054,457
Estia Health Ltd.	359,030	414,212
FlexiGroup Ltd.	545,455	486,086
Freedom Foods Group Ltd. *(a)(b)	178,471	365,502
G.U.D. Holdings Ltd.	126,018	1,071,761
Security	Number of Shares	Value ($)
G8 Education Ltd.	1,187,397	904,483
Galaxy Resources Ltd. *	573,054	523,395
GDI Property Group	599,930	476,954
Genworth Mortgage Insurance Australia Ltd.	285,693	319,039
Gold Road Resources Ltd. *	1,199,067	1,383,361
GrainCorp Ltd., Class A *	321,985	1,023,933
Growthpoint Properties Australia Ltd.	395,655	980,232
GWA Group Ltd.	372,628	697,210
Healius Ltd.	814,841	2,006,710
Hotel Property Investments	214,300	499,229
HT&E Ltd.	314,864	321,343
HUB24 Ltd.	61,060	730,639
IGO Ltd.	689,961	2,260,454
Ingenia Communities Group	394,603	1,374,513
Inghams Group Ltd.	263,036	626,381
Integral Diagnostics Ltd.	195,711	646,979
InvoCare Ltd.	193,560	1,427,178
IPH Ltd.	222,906	1,130,872
IRESS Ltd.	246,702	1,955,847
Jumbo Interactive Ltd. (a)	74,925	749,708
Jupiter Mines Ltd.	2,150,799	437,421
Karoon Energy Ltd. *	656,719	383,684
Link Administration Holdings Ltd.	727,268	2,194,432
Lovisa Holdings Ltd. (a)	79,249	439,564
Lynas Corp., Ltd. *	1,117,746	2,016,974
Macmahon Holdings Ltd.	2,427,111	466,692
Mayne Pharma Group Ltd. *	2,283,490	565,733
McMillan Shakespeare Ltd.	71,270	487,546
Megaport Ltd. *	182,772	2,303,280
Mesoblast Ltd. *(a)	640,632	2,515,768
Mineral Resources Ltd.	197,908	4,270,867
Monadelphous Group Ltd.	126,643	1,057,408
Mount Gibson Iron Ltd.	965,155	560,317
Myer Holdings Ltd. *	1,186,052	201,743
MyState Ltd.	127,157	369,573
Nanosonics Ltd. *	330,324	1,480,404
National Storage REIT	1,343,933	1,888,420
nearmap Ltd. *(a)	522,457	1,190,060
Netwealth Group Ltd.	113,288	1,172,950
New Hope Corp., Ltd.	312,372	274,907
NEXTDC Ltd. *	641,326	5,786,369
nib Holdings Ltd.	639,806	2,181,306
Nine Entertainment Co. Holdings Ltd.	2,074,171	2,546,361
NRW Holdings Ltd.	579,959	943,599
OFX Group Ltd.	335,608	281,706
Omni Bridgeway Ltd.	326,810	1,077,947
oOh!media Ltd.	661,478	503,872
Orocobre Ltd. *(a)	261,701	503,206
Orocobre Ltd. New Ordinary Shares *	81,900	152,634
Pact Group Holdings Ltd.	281,629	510,283
Paradigm Biopharmaceuticals Ltd. *(a)	280,786	591,817
Pendal Group Ltd.	391,863	1,677,955
Perenti Global Ltd.	994,590	886,336
Perseus Mining Ltd. *	1,665,827	1,780,185
Pilbara Minerals Ltd. *	2,608,339	665,504
PointsBet Holdings Pty Ltd. *(a)	155,262	1,496,156
PolyNovo Ltd. *	840,367	1,373,500
Premier Investments Ltd.	114,402	1,600,745
Pro Medicus Ltd.	59,920	1,149,944

14
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Ramelius Resources Ltd.	1,054,258	1,621,727
Regis Resources Ltd.	664,576	2,595,052
Reliance Worldwide Corp., Ltd.	1,114,698	3,149,111
Resolute Mining Ltd. *	1,544,050	1,261,802
Rural Funds Group	461,258	757,294
Sandfire Resources Ltd.	230,040	794,489
Saracen Mineral Holdings Ltd. *	1,554,648	6,001,641
SeaLink Travel Group Ltd.	179,339	629,993
Select Harvests Ltd.	138,194	556,997
Senex Energy Ltd. *	1,729,398	383,693
Service Stream Ltd.	487,797	692,640
Sigma Healthcare Ltd.	1,436,585	722,450
Silver Lake Resources Ltd. *	1,137,272	1,825,120
SmartGroup Corp., Ltd.	121,736	537,478
Southern Cross Media Group Ltd.	3,755,931	444,432
St. Barbara Ltd.	987,172	2,518,717
Starpharma Holdings Ltd. *	493,897	553,371
Steadfast Group Ltd.	1,208,238	3,207,852
Super Retail Group Ltd.	232,163	1,837,148
Superloop Ltd. *	406,768	338,428
Tassal Group Ltd.	304,459	821,843
Technology One Ltd.	212,791	1,271,546
Tyro Payments Ltd. *	453,211	1,216,675
United Malt Grp Ltd. *	321,985	933,446
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Viva Energy Group Ltd.	1,499,777	1,863,388
Waypoint REIT	986,238	1,947,424
Webjet Ltd. (a)	465,604	1,280,935
Western Areas Ltd.	370,215	607,819
Westgold Resources Ltd. *	417,116	657,058
Zip Co., Ltd. *(a)	432,343	2,928,811
		177,675,778

Austria 0.8%
Agrana Beteiligungs AG	15,337	326,126
BAWAG Group AG *	81,643	3,081,550
CA Immobilien Anlagen AG	97,494	3,049,038
DO & Co. AG *	9,526	417,540
EVN AG	51,394	867,881
Flughafen Wien AG *	13,560	421,644
IMMOFINANZ AG *	114,401	1,901,769
Lenzing AG *	19,149	995,060
Oesterreichische Post AG (a)	46,620	1,561,146
Palfinger AG	14,360	384,694
Porr AG *(a)	13,624	195,849
S IMMO AG *	72,559	1,317,275
Schoeller-Bleckmann Oilfield Equipment AG	16,207	484,569
Strabag SE	22,857	705,265
UNIQA Insurance Group AG	160,380	1,068,363
Wienerberger AG *	159,433	4,313,045
Zumtobel Group AG	37,713	288,207
		21,379,021

Belgium 1.8%
Aedifica S.A.	38,351	4,526,964
AGFA-Gevaert N.V. *	242,717	1,027,582
Barco N.V.	96,860	2,067,972
Befimmo S.A.	30,517	1,467,172
Bekaert S.A.	48,614	984,309
bpost S.A.	141,896	1,422,940
Cie d'Entreprises CFE *	9,849	706,735
Cofinimmo S.A.	36,843	5,410,863
D'Ieteren S.A. N.V.	32,127	2,101,700
Econocom Group S.A. N.V. *	162,780	491,559
Security	Number of Shares	Value ($)
Euronav N.V.	227,858	2,083,315
EVS Broadcast Equipment S.A.	18,564	345,901
Fagron	87,223	1,981,974
Gimv N.V.	26,912	1,536,854
Ion Beam Applications	30,873	334,888
KBC Ancora *	50,148	1,837,620
Kinepolis Group N.V. *	18,518	727,516
Melexis N.V.	25,792	2,071,306
Mithra Pharmaceuticals S.A. *	21,366	437,462
Montea C.V.A.	17,986	2,138,130
Ontex Group N.V. *	111,046	1,487,422
Orange Belgium S.A.	44,298	748,052
Retail Estates N.V.	14,309	995,968
Tessenderlo Group S.A. *	36,825	1,380,682
VGP N.V.	10,781	1,562,697
Warehouses De Pauw CVA	186,902	6,616,356
		46,493,939

Canada 18.7%
Aecon Group, Inc.	81,606	910,665
Air Canada *	179,879	2,429,771
Alacer Gold Corp. *	414,149	2,863,872
Alamos Gold, Inc., Class A	556,028	5,825,076
Algonquin Power & Utilities Corp.	798,557	11,080,940
Allied Properties Real Estate Investment Trust	175,208	4,948,505
AltaGas Ltd.	393,388	5,093,408
Aphria, Inc. *(a)	379,342	1,851,656
ARC Resources Ltd.	497,193	2,510,864
Artis Real Estate Investment Trust	168,530	1,131,768
Atco Ltd., Class I	105,941	3,231,203
ATS Automation Tooling Systems, Inc. *	105,728	1,491,447
Aurora Cannabis, Inc. *(a)	150,892	1,491,607
B2Gold Corp.	1,460,684	9,820,478
Baytex Energy Corp. *(a)	835,368	429,561
BlackBerry Ltd. *	709,849	3,704,650
Boardwalk Real Estate Investment Trust	54,459	1,263,932
Bombardier, Inc., B Shares *(a)	2,924,531	920,264
Boyd Group Services, Inc.	28,445	4,534,565
BRP, Inc.	56,917	3,094,516
CAE, Inc.	378,165	6,002,112
Cameco Corp.	566,188	6,565,947
Canada Goose Holdings, Inc. *	73,447	1,803,269
Canadian Apartment Properties REIT	239,740	8,279,903
Canadian Western Bank	121,239	2,581,196
Canfor Corp. *	86,812	1,133,330
Capital Power Corp.	149,280	3,279,016
Cascades, Inc.	125,014	1,330,783
CCL Industries, Inc., Class B	211,593	7,829,079
Celestica, Inc. *	164,271	1,309,932
Centerra Gold, Inc.	306,647	3,998,567
Chartwell Retirement Residences	305,747	2,449,824
Choice Properties Real Estate Investment Trust	360,502	3,511,087
CI Financial Corp.	280,612	3,988,591
Cineplex, Inc. *(a)	93,285	708,793
Cogeco Communications, Inc.	15,483	1,161,923
Colliers International Group, Inc.	42,681	2,709,348
Cominar Real Estate Investment Trust	237,309	1,282,210
Corus Entertainment, Inc., B Shares	285,419	698,789
Crescent Point Energy Corp.	748,352	1,315,266
Cronos Group, Inc. *(a)	254,725	1,413,455
Dream Office Real Estate Investment Trust	60,904	890,925
ECN Capital Corp.	319,132	1,261,391
Eldorado Gold Corp. *	232,947	2,663,886
Element Fleet Management Corp.	618,148	5,090,547
Emera, Inc.	349,185	14,270,771

15
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Empire Co., Ltd., A Shares	238,080	6,203,474
Endeavour Mining Corp. *	174,094	4,831,528
Enerflex Ltd.	129,216	580,155
Enerplus Corp.	314,602	835,430
Enghouse Systems Ltd.	57,402	3,206,353
Finning International, Inc.	231,746	3,541,243
First Capital Real Estate Investment Trust	305,164	3,203,994
First Majestic Silver Corp. *	267,649	3,329,821
First National Financial Corp.	26,076	663,432
First Quantum Minerals Ltd.	793,290	7,860,143
FirstService Corp.	49,325	6,178,543
Genworth MI Canada, Inc.	52,346	1,431,033
Gibson Energy, Inc.	209,635	3,821,199
Gildan Activewear, Inc.	275,871	5,354,601
Granite Real Estate Investment Trust	76,923	4,580,725
Great Canadian Gaming Corp. *	77,766	1,593,578
H&R Real Estate Investment Trust	401,112	3,103,119
Home Capital Group, Inc. *	74,703	1,263,636
Hudbay Minerals, Inc.	326,475	1,465,811
IA Financial Corp., Inc.	151,661	5,464,894
IAMGOLD Corp. *	668,532	2,878,441
Innergex Renewable Energy, Inc.	182,267	3,150,277
Ivanhoe Mines Ltd., Class A *	787,360	3,112,095
Kelt Exploration Ltd. *	213,040	271,420
Keyera Corp.	309,911	5,665,666
Kinaxis, Inc. *	37,479	5,722,167
Kinross Gold Corp. *	1,782,963	15,846,127
Kirkland Lake Gold Ltd.	394,235	21,028,691
Laurentian Bank of Canada	61,154	1,312,773
Lightspeed POS, Inc. *	71,198	2,475,359
Linamar Corp.	65,095	2,043,352
Lundin Mining Corp.	902,123	5,656,660
Maple Leaf Foods, Inc.	108,558	2,417,862
Martinrea International, Inc.	112,392	865,184
MEG Energy Corp. *	422,391	1,173,533
Methanex Corp.	88,455	1,974,869
Mullen Group Ltd.	140,842	1,058,247
NFI Group, Inc.	77,069	1,043,991
Norbord, Inc.	66,265	2,268,252
Northland Power, Inc.	244,303	6,849,371
Northview Apartment Real Estate Investment Trust	83,737	2,203,724
NOVAGOLD RESOURCES, Inc. *	333,348	3,543,397
OceanaGold Corp. *	872,173	2,014,844
Onex Corp.	114,558	5,568,102
Open Text Corp.	382,901	17,385,489
Osisko Gold Royalties Ltd.	227,122	2,789,019
Pan American Silver Corp.	291,636	10,540,035
Parex Resources, Inc. *	197,072	2,699,824
Parkland Corp. (a)	210,179	5,963,635
Pason Systems, Inc.	109,525	500,153
PrairieSky Royalty Ltd.	326,445	2,365,126
Premium Brands Holdings Corp.	43,783	3,234,287
Pretium Resources, Inc. *	262,609	3,375,955
Primo Water Corp.	220,089	3,016,838
Quebecor, Inc., Class B	251,370	6,239,154
Ritchie Bros. Auctioneers, Inc.	154,931	9,075,048
Russel Metals, Inc.	87,203	1,253,549
Seven Generations Energy Ltd., A Shares *	390,690	1,235,383
SmartCentres Real Estate Investment Trust	184,083	2,901,926
SNC-Lavalin Group, Inc.	250,595	4,438,952
SSR Mining, Inc. *	175,601	3,770,917
Stantec, Inc.	157,867	5,131,177
Stella-Jones, Inc.	95,426	3,317,700
Superior Plus Corp.	246,703	2,287,250
TFI International, Inc.	116,657	5,162,472
The Descartes Systems Group, Inc. *	120,219	7,343,513
Security	Number of Shares	Value ($)
The North West Co., Inc.	68,176	1,491,244
TMX Group Ltd.	79,941	8,412,840
TORC Oil & Gas Ltd.	202,885	272,496
Torex Gold Resources, Inc. *	120,157	1,857,295
Toromont Industries Ltd.	112,609	6,379,117
Tourmaline Oil Corp.	355,857	4,525,539
TransAlta Corp.	390,050	2,508,630
TransAlta Renewables, Inc.	148,825	1,820,692
Transcontinental, Inc., Class A	103,190	1,214,885
Turquoise Hill Resources Ltd. *	1,372,044	1,516,362
Vermilion Energy, Inc. (a)	220,346	876,006
West Fraser Timber Co., Ltd.	71,123	3,818,300
Westshore Terminals Investment Corp.	59,936	760,844
Whitecap Resources, Inc.	556,347	1,097,365
Winpak Ltd.	43,121	1,451,873
WSP Global, Inc.	150,266	10,205,333
Yamana Gold, Inc.	1,344,177	8,335,661
		485,387,688

Denmark 1.8%
ALK-Abello A/S *	9,245	3,133,823
Alm Brand A/S	91,477	987,566
Bavarian Nordic A/S *(a)	82,159	2,916,973
D/S Norden A/S	37,622	582,645
Dfds A/S *	42,276	1,598,768
FLSmidth & Co. A/S *	70,381	2,044,273
Jyske Bank A/S *	83,009	2,483,742
Netcompany Group A/S *	46,229	4,010,452
Nilfisk Holding A/S *	38,094	499,993
NKT A/S *(a)	38,094	1,220,913
Ringkjoebing Landbobank A/S	40,803	3,087,437
Royal Unibrew A/S	69,821	7,335,824
Scandinavian Tobacco Group A/S, Class A	89,744	1,430,939
Schouw & Co. A/S	17,771	1,730,093
SimCorp A/S	56,251	7,166,193
Spar Nord Bank A/S *	114,756	958,658
Sydbank A/S *	84,152	1,418,159
The Drilling Co. of 1972 A/S *	31,689	754,979
Topdanmark A/S	59,720	2,578,898
Zealand Pharma A/S *	52,417	2,004,168
		47,944,496

Finland 1.3%
Ahlstrom-Munksjo Oyj	52,682	936,255
Cargotec Oyj, B Shares	68,564	2,171,338
Citycon Oyj (a)	111,471	895,869
F-Secure Oyj *	140,984	510,888
Finnair Oyj (a)	831,452	434,940
Kemira Oyj	125,835	1,742,702
Kojamo Oyj	256,747	6,233,251
Konecranes Oyj	101,847	2,908,679
Metsa Board Oyj	244,612	1,993,686
Oriola Oyj, B Shares	188,948	432,963
Outokumpu Oyj (a)	429,880	1,161,386
Raisio Oyj, V Shares	162,759	609,260
Sanoma Oyj	103,420	1,343,221
TietoEVRY Oyj	133,983	4,037,973
Uponor Oyj	78,364	1,379,551
Valmet Oyj	188,113	5,156,401
YIT Oyj	227,634	1,403,392
		33,351,755

France 2.3%
Akka Technologies *	16,718	329,100
Albioma S.A.	37,725	2,005,461

16
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Alten S.A. *	40,477	3,516,877
Beneteau S.A.	53,027	449,631
Bonduelle S.C.A.	20,016	485,944
Carmila S.A.	53,294	595,941
CGG S.A. *	1,019,655	930,446
Coface S.A. *	125,443	984,155
DBV Technologies S.A. *(a)	67,043	299,072
Derichebourg S.A.	145,344	420,307
Elior Group S.A.	142,349	836,911
Eramet S.A. *(a)	12,470	425,333
Europcar Mobility Group *(a)	146,745	227,448
FFP	7,186	590,415
Fnac Darty S.A. *	24,377	1,067,025
Gaztransport Et Technigaz S.A.	31,419	2,964,712
Genfit *(a)	50,657	255,661
GL Events *	19,135	234,795
Guerbet	7,658	270,636
Interparfums S.A. *	18,399	920,880
IPSOS	55,748	1,473,448
Jacquet Metal Service S.A.	19,017	223,113
Korian S.A. *	72,096	2,798,807
Lagardere S.C.A. *(a)	162,869	3,237,298
LISI *	23,363	530,879
Maisons du Monde S.A. *	60,483	981,581
Manitou BF S.A. *	17,395	344,507
Mercialys S.A.	84,582	543,713
Mersen S.A. *	20,634	629,270
Metropole Television S.A. *	90,325	1,129,933
Neoen S.A. *(a)	29,817	1,651,042
Nexans S.A. *	41,663	2,345,850
Nexity S.A.	61,249	2,108,157
Pharmagest Inter@ctive	5,027	479,761
Quadient S.A.	46,246	645,443
Rallye S.A. *(a)	31,310	154,461
Robertet S.A.	996	1,126,844
Rothschild & Co. *	39,490	1,074,439
Societe BIC S.A.	36,445	2,106,096
SOITEC *	29,614	3,959,607
Sopra Steria Group *	20,362	3,319,170
SPIE S.A.	174,638	2,972,055
Tarkett S.A. *	45,881	595,355
Television Francaise 1 S.A. *	148,463	909,078
Trigano S.A.	11,363	1,447,291
Vallourec S.A. *(a)	11,160	342,412
Verallia S.A.	28,705	935,486
Vicat S.A.	21,850	757,814
Vilmorin & Cie S.A.	8,049	457,245
Virbac S.A. *	6,115	1,374,889
X-Fab Silicon Foundries SE *(a)	86,334	291,168
		58,756,962

Germany 4.7%
Aareal Bank AG *	85,476	1,916,720
ADO Properties S.A. *	87,714	2,702,265
AIXTRON SE *	149,957	1,731,001
alstria Office REIT-AG	251,660	3,771,190
Aurubis AG	51,925	3,734,678
BayWa AG	20,865	721,156
Befesa S.A.	47,664	1,986,582
Bertrandt AG	6,470	264,633
Bilfinger SE	41,249	828,774
CANCOM SE	51,516	2,848,873
CECONOMY AG *	252,889	1,169,848
CompuGroup Medical SE & Co. KgaA	31,915	2,870,291
Corestate Capital Holding S.A. *(a)	15,065	290,074
CropEnergies AG	26,936	393,657
Dermapharm Holding SE	16,980	905,094
Security	Number of Shares	Value ($)
Deutsche Beteiligungs AG	15,967	602,471
Deutsche Euroshop AG *	71,945	1,073,812
Deutsche Pfandbriefbank AG *	176,792	1,289,750
Deutz AG *	173,240	934,411
Dialog Semiconductor plc *	98,303	4,266,453
DIC Asset AG	69,952	923,597
Duerr AG	69,218	2,291,386
Encavis AG	139,693	2,556,108
Evotec SE *	191,094	5,119,273
Freenet AG	181,965	3,937,854
Gerresheimer AG	44,278	5,234,532
Grand City Properties S.A.	157,248	4,043,308
Hamburger Hafen und Logistik AG	34,943	647,747
Heidelberger Druckmaschinen AG *(a)	385,936	277,859
HelloFresh SE *	200,171	10,317,908
Hornbach Holding AG & Co. KGaA	11,593	1,264,456
Hypoport SE *	5,659	3,404,246
Indus Holding AG	28,341	982,939
Jenoptik AG	71,357	1,908,190
K+S AG	274,029	1,912,604
Kloeckner & Co. SE *	112,182	690,274
Koenig & Bauer AG *	18,870	421,111
Krones AG	20,898	1,380,862
KWS Saat SE & Co. KGaA	14,763	1,276,516
Leoni AG *(a)	47,056	331,188
MorphoSys AG *	46,336	5,843,571
New Work SE	3,967	1,181,340
Nordex SE *	97,519	1,277,075
Norma Group SE	45,195	1,462,620
PATRIZIA AG	63,231	1,867,842
Pfeiffer Vacuum Technology AG	9,292	1,809,159
S&T AG *	70,010	1,960,921
Salzgitter AG *	55,267	892,635
SGL Carbon SE *	70,087	273,674
Siltronic AG	29,572	2,756,477
Sixt SE *(a)	18,314	1,660,220
SMA Solar Technology AG *	12,424	563,137
Software AG	68,980	3,446,711
Stabilus S.A.	34,572	1,839,915
Stroeer SE & CO. KGaA *	35,447	2,766,134
TAG Immobilien AG *	179,079	5,362,807
Takkt AG	46,641	616,930
TLG Immobilien AG *	18,293	371,699
Vossloh AG *	12,545	562,620
Wacker Neuson SE *	35,596	697,314
Washtec AG *	14,592	655,297
Wuestenrot & Wuerttembergische AG	27,078	471,510
zooplus AG *	8,886	1,683,351
		123,246,650

Hong Kong 1.3%
Apollo Future Mobility Group Ltd. *	5,844,374	316,721
Asia Cement China Holdings Corp.	604,958	613,533
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	327,514	375,260
Camsing International Holding Ltd. *(b)	459,925	—
Canvest Environmental Protection Group Co., Ltd.	992,508	432,853
CGN New Energy Holdings Co., Ltd.. *	1,492,392	267,663
China Animal Healthcare Ltd. *(b)	192,752	—
China Harmony Auto Holding Ltd.	1,094,039	502,542
Chinese Estates Holdings Ltd.	678,459	442,084
Chow Sang Sang Holdings International Ltd.	320,054	360,518
CITIC Telecom International Holdings Ltd.	1,977,210	686,270
COFCO Meat Holdings Ltd. (a)	2,504,880	1,169,999
Dynam Japan Holdings Co., Ltd.	379,594	374,689

17
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Far East Consortium International Ltd.	1,441,924	463,267
Fortune Real Estate Investment Trust	1,917,275	1,657,483
Frontage Holdings Corp. *	852,115	438,693
Gemdale Properties & Investment Corp., Ltd.	7,730,271	1,376,460
Giordano International Ltd.	1,632,874	273,896
HKBN Ltd.	1,096,365	2,054,053
Hong Kong Television Network Ltd. *	750,673	1,017,021
IGG, Inc.	1,241,646	1,433,873
IMAX China Holding, Inc.	156,875	252,210
Impro Precision Industries Ltd.	1,150,025	416,969
Inspur International Ltd. *	804,684	219,077
Ju Teng International Holdings Ltd.	1,167,320	358,473
K Wah International Holdings Ltd.	1,729,258	821,103
Luk Fook Holdings International Ltd.	474,474	1,061,577
Man Wah Holdings Ltd.	2,078,732	2,907,486
Microport Scientific Corp.	650,986	2,960,879
NOVA Group Holdings Ltd.	1,564,392	31,085
Pacific Basin Shipping Ltd.	6,251,161	911,442
Pacific Textiles Holdings Ltd.	702,523	310,917
Pou Sheng International Holdings Ltd. *	2,886,021	729,870
Prosperity REIT	1,600,242	489,355
Razer, Inc. *	5,304,932	1,047,276
Road King Infrastructure Ltd.	359,487	477,761
SmarTone Telecommunications Holdings Ltd.	544,274	298,467
Stella International Holdings Ltd.	626,000	611,449
Sun Hung Kai & Co., Ltd.	736,693	303,227
Suncity Group Holdings Ltd. *	3,348,654	362,944
SUNeVision Holdings Ltd.	832,840	618,976
Sunlight Real Estate Investment Trust	1,527,437	735,126
Superb Summit International Group Ltd. *(b)	1,120,000	—
The United Laboratories International Holdings Ltd.	695,952	818,065
Town Health International Medical Group Ltd. *(a)(b)	3,638,120	—
Value Partners Group Ltd.	1,333,531	610,831
VSTECS Holdings Ltd.	886,088	499,630
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	395,040	488,821
Xinyi Energy Holdings Ltd.	2,007,845	702,085
		33,301,979

Ireland 0.2%
Cairn Homes plc *	991,887	926,460
Dalata Hotel Group plc	265,420	869,756
Hibernia REIT plc	957,726	1,365,308
Irish Continental Group plc	220,597	849,510
		4,011,034

Israel 0.8%
AFI Properties Ltd. *	22,328	608,934
Allot Ltd. *	45,225	470,364
AudioCodes Ltd.	28,747	889,405
Bayside Land Corp.	972	587,217
Big Shopping Centers Ltd.	6,049	498,827
Brack Capital Properties N.V. *	3,312	257,635
Cellcom Israel Ltd. *	113,868	416,166
Clal Insurance Enterprises Holdings Ltd. *	68,166	671,135
Delek Automotive Systems Ltd.	71,527	398,208
Electra Ltd.	2,525	1,148,087
Energix-Renewable Energies Ltd. *	239,402	1,129,959
Enlight Renewable Energy Ltd. *	721,600	1,371,401
FIBI Holdings Ltd.	24,169	635,998
Security	Number of Shares	Value ($)
Formula Systems 1985 Ltd.	10,970	1,009,040
Gilat Satellite Networks Ltd. *	39,460	213,444
Hilan Ltd.	19,484	917,886
IDI Insurance Co., Ltd.	10,314	277,902
Isracard Ltd.	260,026	724,667
Kamada Ltd. *	43,630	429,694
Kenon Holdings Ltd.	23,280	517,588
Matrix IT Ltd.	44,745	1,153,151
Mega Or Holdings Ltd.	28,319	718,589
Menora Mivtachim Holdings Ltd.	35,109	457,121
Nova Measuring Instruments Ltd. *	39,861	2,170,398
Partner Communications Co., Ltd. *	147,209	635,962
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,428	628,153
Reit 1 Ltd.	250,556	1,009,176
Sapiens International Corp. N.V.	34,828	1,162,752
Sella Capital Real Estate Ltd.	261,733	481,025
		21,589,884

Italy 2.3%
ACEA S.p.A.	61,944	1,277,914
Anima Holding S.p.A.	372,490	1,642,038
ASTM S.p.A. *	86,197	1,758,670
Autogrill S.p.A. *	174,157	893,535
Azimut Holding S.p.A.	172,843	3,349,763
Banca Farmafactoring S.p.A. *	189,382	1,054,318
Banca Generali S.p.A. *	78,585	2,400,345
Banca IFIS S.p.A. *	35,498	370,198
Banca Monte dei Paschi di Siena S.p.A. *(a)	366,868	628,737
Banca Popolare di Sondrio Scarl *	628,647	1,514,187
BPER Banca *(a)	523,607	1,440,905
Brunello Cucinelli S.p.A. *	47,833	1,512,524
Carel Industries S.p.A.	57,483	1,409,310
Cementir Holding N.V.	64,676	452,493
Cerved Group S.p.A. *	264,880	2,263,417
CIR SpA-Compagnie Industriali *	819,039	392,792
Credito Emiliano S.p.A. *	106,134	540,091
Danieli & C Officine Meccaniche S.p.A.	18,162	271,511
Datalogic S.p.A.	28,663	387,359
De'Longhi S.p.A. *	91,895	3,055,272
doValue S.p.A. *	86,363	982,249
Enav S.p.A.	361,340	1,521,149
ERG S.p.A.	78,466	2,079,527
Falck Renewables S.p.A.	163,671	1,100,072
Fincantieri S.p.A. *(a)	678,664	480,902
Freni Brembo S.p.A. *	209,731	2,026,689
IMA Industria Macchine Automatiche S.p.A. *	29,776	2,393,034
Immobiliare Grande Distribuzione SIIQ S.p.A.	91,612	336,907
Interpump Group S.p.A.	112,570	3,944,605
Iren S.p.A.	893,959	2,343,534
Italmobiliare S.p.A.	21,326	777,898
Juventus Football Club S.p.A. *(a)	694,108	761,053
Maire Tecnimont S.p.A. *(a)	199,871	361,661
MARR S.p.A. *	45,600	701,324
Piaggio & C S.p.A.	238,985	680,238
RAI Way S.p.A.	140,355	918,181
Reply S.p.A.	29,356	3,265,074
Saras S.p.A. *	787,298	547,523
Societa Cattolica di Assicurazioni SC *	218,702	1,302,553
Tamburi Investment Partners S.p.A.	136,851	919,809
Technogym S.p.A. *	168,494	1,518,381
Tod's S.p.A. *(a)	13,509	389,685
Unipol Gruppo S.p.A. *	683,109	3,300,537

18
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Webuild S.p.A (a)	334,259	434,936
Zignago Vetro S.p.A.	43,465	663,290
		60,366,190

Japan 18.0%
Achilles Corp.	17,563	293,807
Adastria Co., Ltd.	38,878	607,853
ADEKA Corp.	141,123	2,062,715
Advan Co., Ltd.	32,014	407,854
Aeon Delight Co., Ltd.	24,982	738,541
Ai Holdings Corp.	51,005	853,250
Aichi Corp.	37,077	287,050
Aichi Steel Corp.	16,041	401,309
Aida Engineering Ltd.	73,088	474,181
Aiful Corp. *	409,340	976,595
Aiphone Co., Ltd.	16,596	215,813
Aisan Industry Co., Ltd.	45,802	205,590
Akatsuki, Inc.	7,394	282,735
Alconix Corp.	28,602	380,029
Alpen Co., Ltd.	22,032	373,554
Alpha Systems, Inc.	9,888	345,467
Amuse, Inc.	13,402	296,994
Anest Iwata Corp.	44,011	339,073
Anicom Holdings, Inc.	29,259	1,252,637
AOKI Holdings, Inc.	52,177	281,931
Aoyama Trading Co., Ltd.	63,814	383,925
Arakawa Chemical Industries Ltd.	21,036	235,464
Arata Corp.	17,377	830,792
Arcland Sakamoto Co., Ltd.	37,585	747,837
Arcland Service Holdings Co., Ltd.	18,834	352,721
Arcs Co., Ltd.	47,454	1,172,422
Argo Graphics, Inc.	20,336	672,146
ARTERIA Networks Corp.	35,485	586,593
Aruhi Corp. (a)	48,262	773,685
AS One Corp.	18,006	2,299,036
Asahi Co., Ltd.	17,700	304,945
Asahi Diamond Industrial Co., Ltd.	70,619	330,303
Asahi Holdings, Inc.	52,687	1,768,737
ASAHI YUKIZAI Corp.	18,257	214,687
ASKA Pharmaceutical Co., Ltd.	31,382	353,342
Atom Corp. (a)	121,516	1,031,302
Atrae, Inc. *	11,088	356,025
Avex, Inc.	48,829	421,317
Axial Retailing, Inc.	20,138	912,472
Bando Chemical Industries Ltd.	58,872	323,103
Bank of the Ryukyus Ltd.	58,313	486,102
BayCurrent Consulting, Inc.	18,820	2,017,855
Belc Co., Ltd.	12,659	894,110
Bell System24 Holdings, Inc.	46,187	752,616
Belluna Co., Ltd.	69,239	662,715
BML, Inc.	29,404	750,316
BrainPad, Inc. *(a)	7,754	285,168
Broadleaf Co., Ltd.	111,424	531,666
BRONCO BILLY Co., Ltd.	11,550	237,982
Bunka Shutter Co., Ltd.	76,381	543,083
Canon Electronics, Inc.	26,040	363,423
Cawachi Ltd.	15,459	439,520
Central Glass Co., Ltd.	55,650	1,108,854
Central Security Patrols Co., Ltd.	10,107	339,299
Change, Inc. *	18,776	1,313,762
Chiyoda Co., Ltd.	31,502	299,736
Chiyoda Corp. *	212,056	553,911
Chiyoda Integre Co., Ltd.	15,920	240,951
Chofu Seisakusho Co., Ltd.	27,021	539,171
Chori Co., Ltd.	14,732	219,497
Chubu Shiryo Co., Ltd.	35,245	541,080
Chudenko Corp.	34,249	730,874
Security	Number of Shares	Value ($)
Chugoku Marine Paints Ltd.	68,821	639,893
CI Takiron Corp.	53,448	340,712
CKD Corp.	78,658	1,085,168
CMK Corp.	69,938	306,014
Cocokara fine, Inc.	30,429	1,701,579
COLOPL, Inc.	69,126	629,692
Colowide Co., Ltd. (a)	79,710	1,247,007
Computer Engineering & Consulting Ltd.	33,633	516,016
Comture Corp.	30,920	651,960
CONEXIO Corp.	21,400	262,341
Cosel Co., Ltd.	30,344	247,800
Create Restaurants Holdings, Inc. (a)	124,600	774,307
Create SD Holdings Co., Ltd.	30,723	1,108,166
CTS Co., Ltd.	37,366	299,154
Curves Holdings Co., Ltd.	85,532	547,656
Cybozu, Inc.	33,422	984,900
Dai Nippon Toryo Co., Ltd.	33,343	278,264
Dai-Dan Co., Ltd.	19,984	506,926
Daibiru Corp.	65,885	741,202
Daido Metal Co., Ltd.	61,692	308,329
Daihen Corp.	27,901	1,099,780
Daiho Corp.	22,219	566,763
Daiichi Jitsugyo Co., Ltd.	12,885	439,241
Daiken Corp.	20,750	325,989
Daikokutenbussan Co., Ltd.	6,392	353,219
Daikyonishikawa Corp.	73,984	401,158
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	18,457	375,249
Daio Paper Corp. (a)	104,949	1,430,066
Daiseki Co., Ltd.	55,511	1,339,027
Daito Pharmaceutical Co., Ltd.	15,511	504,625
Daiwa Industries Ltd.	38,168	331,129
Daiwabo Holdings Co., Ltd.	25,552	1,537,289
DCM Holdings Co., Ltd.	128,337	1,570,856
Denyo Co., Ltd.	20,676	425,628
Descente Ltd. *	56,043	959,725
Dexerials Corp.	65,062	650,957
Digital Arts, Inc.	13,970	1,080,240
Digital Garage, Inc.	44,740	1,360,616
Digital Holdings, Inc.	20,160	245,620
Dip Corp.	26,999	597,800
DKK Co., Ltd.	16,692	372,263
Doshisha Co., Ltd.	33,459	641,131
Doutor Nichires Holdings Co., Ltd.	36,145	560,010
DTS Corp.	56,614	1,187,322
Duskin Co., Ltd.	57,491	1,445,339
DyDo Group Holdings, Inc.	12,390	580,097
Eagle Industry Co., Ltd.	40,868	287,111
Earth Corp.	18,686	1,377,948
EDION Corp.	121,337	1,374,188
eGuarantee, Inc.	42,641	905,536
Eiken Chemical Co., Ltd.	45,128	811,534
Eizo Corp.	28,125	1,059,544
Elan Corp.	22,340	515,709
Elecom Co., Ltd.	30,680	1,385,800
EM Systems Co., Ltd.	49,160	402,848
en-japan, Inc.	43,100	1,247,744
Enplas Corp.	13,217	265,100
EPS Holdings, Inc.	43,676	414,334
eRex Co., Ltd.	42,804	510,201
ES-Con Japan Ltd.	39,700	285,269
ESPEC Corp.	26,762	462,332
euglena Co., Ltd. *(a)	100,099	745,704
Exedy Corp.	39,612	531,173
FAN Communications, Inc.	52,110	223,585
FCC Co., Ltd.	49,267	896,186
Feed One Co., Ltd.	202,814	351,905
FIDEA Holdings Co., Ltd.	232,776	228,287

19
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Financial Products Group Co., Ltd. (a)	81,768	417,148
Fixstars Corp.	29,039	317,924
Foster Electric Co., Ltd.	26,049	285,680
France Bed Holdings Co., Ltd.	31,606	254,827
Fudo Tetra Corp.	18,257	243,266
Fuji Co., Ltd.	26,895	472,492
Fuji Corp.	112,111	2,015,027
Fuji Kyuko Co., Ltd.	32,585	1,035,517
Fuji Pharma Co., Ltd.	24,814	255,991
Fuji Soft, Inc.	28,759	1,301,742
Fujibo Holdings, Inc.	14,685	495,755
Fujicco Co., Ltd.	30,153	590,862
Fujimi, Inc.	27,545	922,106
Fujimori Kogyo Co., Ltd.	20,711	771,450
Fujio Food Group., Inc.	33,536	414,595
Fujitec Co., Ltd.	108,490	2,165,810
Fujiya Co., Ltd.	14,248	292,632
Fukuda Corp.	7,398	340,094
Fukui Computer Holdings, Inc.	9,114	235,574
Fukushima Galilei Co., Ltd.	14,977	472,423
FULLCAST Holdings Co., Ltd.	27,180	414,447
Funai Soken Holdings, Inc.	43,541	872,093
Furukawa Co., Ltd.	44,093	443,653
Furuno Electric Co., Ltd.	31,019	275,542
Fuso Chemical Co., Ltd.	26,668	901,549
Fuso Pharmaceutical Industries Ltd.	10,300	257,876
Futaba Corp.	48,164	406,041
Futaba Industrial Co., Ltd.	83,872	438,164
Future Corp.	24,633	446,226
G-7 Holdings, Inc.	13,414	405,412
G-Tekt Corp.	28,450	277,404
Gakken Holdings Co., Ltd.	27,342	414,597
Genky DrugStores Co., Ltd.	12,200	396,332
Geo Holdings Corp.	36,409	590,194
Giken Ltd.	19,959	715,208
GLOBERIDE, Inc.	15,180	480,257
Godo Steel Ltd.	14,100	253,293
Goldcrest Co., Ltd.	23,163	321,742
Gree, Inc.	131,052	556,117
Gunze Ltd.	22,754	819,655
Halows Co., Ltd.	12,010	451,883
Hamakyorex Co., Ltd.	21,662	676,140
Hanwa Co., Ltd.	53,074	1,070,038
Hazama Ando Corp.	266,491	1,811,872
Heiwa Real Estate Co., Ltd.	47,191	1,254,036
Heiwado Co., Ltd.	40,886	843,591
Hibiya Engineering Ltd.	24,401	407,278
Hiday Hidaka Corp. (a)	38,242	627,480
Hioki EE Corp.	14,482	468,417
Hirata Corp.	12,242	701,885
Hitachi Zosen Corp.	234,666	927,201
Hochiki Corp.	20,624	230,657
Hodogaya Chemical Co., Ltd.	8,814	442,175
Hogy Medical Co., Ltd.	30,319	960,647
Hokkaido Electric Power Co., Inc.	247,572	1,057,571
Hokkaido Gas Co., Ltd.	15,820	236,453
Hokuetsu Corp.	192,074	655,672
Hokuto Corp.	29,719	603,096
Honeys Co., Ltd.	21,360	228,616
Hoosiers Holdings	59,145	350,258
Hosiden Corp.	80,695	707,684
Hosokawa Micron Corp.	8,388	446,906
I'll, Inc.	26,386	431,701
I-PEX, Inc.	12,446	241,538
Ichibanya Co., Ltd.	23,083	1,131,893
Ichikoh Industries Ltd.	74,014	344,787
Icom, Inc.	13,612	342,466
Idec Corp.	38,663	650,429
Security	Number of Shares	Value ($)
IDOM, Inc.	74,500	380,070
Iino Kaiun Kaisha Ltd.	118,263	393,671
Inaba Denki Sangyo Co., Ltd.	72,334	1,793,940
Inabata & Co., Ltd.	60,775	750,769
Inageya Co., Ltd.	33,266	562,772
Ines Corp.	32,848	413,523
Infocom Corp.	28,480	946,692
Infomart Corp.	298,659	2,058,746
Information Services International-Dentsu Ltd.	16,396	875,113
Insource Co., Ltd.	14,240	353,700
Intage Holdings, Inc.	42,882	372,430
Internet Initiative Japan, Inc.	38,574	1,556,855
IR Japan Holdings Ltd.	12,615	1,545,277
Iriso Electronics Co., Ltd.	27,488	1,014,810
Iseki & Co., Ltd.	20,556	224,663
Ishihara Sangyo Kaisha Ltd.	47,114	319,884
Istyle, Inc. *	68,893	198,795
Itochu Enex Co., Ltd.	63,345	560,903
Itochu-Shokuhin Co., Ltd.	7,554	398,198
Iwatani Corp.	57,577	2,068,635
J Trust Co., Ltd.	114,677	293,059
J-Oil Mills, Inc.	12,678	441,151
JAC Recruitment Co., Ltd.	20,423	245,550
Jaccs Co., Ltd.	35,647	586,581
Jafco Co., Ltd.	43,840	1,767,325
Japan Display, Inc. *	858,408	429,022
Japan Elevator Service Holdings Co., Ltd.	45,594	1,577,915
Japan Lifeline Co., Ltd.	94,274	1,254,379
Japan Material Co., Ltd.	80,874	1,076,083
Japan Medical Dynamic Marketing, Inc.	17,624	315,435
Japan Pulp & Paper Co., Ltd.	13,585	486,803
Japan Securities Finance Co., Ltd.	120,451	615,630
Japan Transcity Corp.	70,562	331,368
JCU Corp.	30,367	1,042,349
JDC Corp.	52,280	286,432
Jeol Ltd.	53,884	1,580,265
Jimoto Holdings, Inc.	238,744	229,637
JINS Holdings, Inc.	20,167	1,392,074
JM Holdings Co., Ltd.	18,540	604,917
Joshin Denki Co., Ltd.	26,402	589,062
Joyful Honda Co., Ltd.	86,513	1,233,511
Juki Corp.	41,190	179,450
JVC Kenwood Corp.	227,375	336,630
K&O Energy Group, Inc.	19,264	276,485
Kadokawa Corp.	55,964	1,430,698
Kaga Electronics Co., Ltd.	25,028	495,627
Kamakura Shinsho Ltd.	25,552	226,738
Kameda Seika Co., Ltd.	19,275	956,071
Kamei Corp.	32,245	301,028
Kanaden Corp.	25,407	324,401
Kanagawa Chuo Kotsu Co., Ltd.	9,456	354,004
Kanamoto Co., Ltd.	39,884	865,793
Kanematsu Corp.	115,932	1,466,027
Kanematsu Electronics Ltd.	16,582	632,507
Kansai Super Market Ltd.	27,549	331,487
Kanto Denka Kogyo Co., Ltd.	62,632	451,232
Kappa Create Co., Ltd. *	31,466	436,480
Katakura Industries Co., Ltd.	29,796	338,013
Katitas Co., Ltd.	68,117	1,700,918
Kato Sangyo Co., Ltd.	29,837	1,026,970
KAWADA TECHNOLOGIES, Inc.	6,550	310,066
Keihanshin Building Co., Ltd.	48,352	688,040
Keihin Corp.	62,839	1,524,681
Keiyo Co., Ltd.	57,584	465,364
Kenedix, Inc.	305,515	1,489,474
Kenko Mayonnaise Co., Ltd.	18,200	306,179
Key Coffee, Inc.	24,575	505,428

20
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
KFC Holdings Japan Ltd.	19,227	526,161
KH Neochem Co., Ltd.	48,817	1,059,708
Kintetsu Department Store Co., Ltd.	12,802	344,179
Kintetsu World Express, Inc.	50,437	1,037,800
Kisoji Co., Ltd.	30,685	685,779
Kitanotatsujin Corp. (a)	83,628	434,523
Kitz Corp.	115,948	677,899
KLab, Inc. *	43,628	361,218
Koa Corp.	40,784	412,282
Koatsu Gas Kogyo Co., Ltd.	39,154	289,469
Kohnan Shoji Co., Ltd.	36,838	1,330,469
Komatsu Matere Co., Ltd.	47,726	347,892
KOMEDA Holdings Co., Ltd.	43,747	754,109
Komeri Co., Ltd.	38,920	1,205,641
Komori Corp.	60,801	411,666
Konishi Co., Ltd.	35,619	499,462
Konoike Transport Co., Ltd.	40,115	427,081
Koshidaka Holdings Co., Ltd.	63,485	274,187
Kourakuen Holdings Corp.	13,136	206,866
Kumagai Gumi Co., Ltd.	49,422	1,268,115
Kumiai Chemical Industry Co., Ltd.	136,990	1,333,148
Kura Sushi, Inc.	13,884	627,133
Kurabo Industries Ltd.	26,708	505,222
Kureha Corp.	25,116	1,076,451
Kurimoto Ltd.	17,891	315,490
KYB Corp. *	26,861	538,259
Kyodo Printing Co., Ltd.	12,563	311,098
Kyoei Steel Ltd.	27,704	348,243
Kyokuto Kaihatsu Kogyo Co., Ltd.	42,082	519,056
Kyokuyo Co., Ltd.	13,560	343,587
KYORIN Holdings, Inc.	52,180	987,555
Kyosan Electric Manufacturing Co., Ltd.	66,922	317,429
LEC, Inc.	33,516	530,023
Leopalace21 Corp. *	317,816	548,450
Life Corp.	27,689	1,265,059
LIFULL Co., Ltd.	90,190	394,626
Link And Motivation, Inc. (a)	68,540	229,447
LIXIL VIVA Corp.	6,073	148,267
M&A Capital Partners Co., Ltd. *	18,438	678,961
Macnica Fuji Electronics Holdings, Inc.	64,685	1,094,299
Macromill, Inc.	51,294	418,401
Maeda Kosen Co., Ltd.	29,633	712,567
Maezawa Kyuso Industries Co., Ltd.	12,265	242,883
Makino Milling Machine Co., Ltd.	27,991	967,391
Mandom Corp.	48,766	774,866
Marudai Food Co., Ltd.	29,587	516,437
Marusan Securities Co., Ltd.	80,835	320,916
Maruwa Co., Ltd.	11,856	1,000,624
Maruwa Unyu Kikan Co., Ltd.	28,672	1,111,244
Maruzen Showa Unyu Co., Ltd.	21,242	686,066
Marvelous, Inc.	39,148	292,378
Matsuda Sangyo Co., Ltd.	18,157	266,932
Matsuya Co., Ltd.	56,995	334,838
Matsuyafoods Holdings Co., Ltd.	11,994	402,081
Max Co., Ltd.	55,382	830,377
Maxell Holdings Ltd.	55,330	530,630
Maxvalu Tokai Co., Ltd.	14,156	326,518
MCJ Co., Ltd.	90,810	807,523
Media Do Co., Ltd.	8,120	517,622
Medical Data Vision Co., Ltd. *	22,300	378,519
Megachips Corp.	26,194	521,682
Meidensha Corp.	55,004	848,051
Meisei Industrial Co., Ltd.	65,938	489,973
Meitec Corp.	34,645	1,669,442
Menicon Co., Ltd.	35,507	2,169,696
METAWATER Co., Ltd.	15,015	630,787
Micronics Japan Co., Ltd.	46,356	475,603
Mie Kotsu Group Holdings, Inc.	79,118	343,943
Security	Number of Shares	Value ($)
Milbon Co., Ltd.	26,937	1,480,906
Mimasu Semiconductor Industry Co., Ltd.	19,253	389,254
Ministop Co., Ltd.	16,900	241,281
Mirait Holdings Corp.	126,822	1,779,538
Miroku Jyoho Service Co., Ltd.	25,948	530,974
Mitsubishi Logisnext Co., Ltd.	93,516	880,970
Mitsubishi Pencil Co., Ltd.	62,202	782,474
Mitsubishi Research Institute, Inc.	9,384	346,884
Mitsuboshi Belting Ltd.	28,965	447,948
Mitsui E&S Holdings Co., Ltd. *	101,862	413,038
Mitsui High-Tec, Inc.	30,706	463,290
Mitsui Sugar Co., Ltd.	20,734	378,137
Mitsui-Soko Holdings Co., Ltd.	30,895	516,835
Mitsuuroko Group Holdings Co., Ltd.	62,366	666,327
Mizuho Leasing Co., Ltd.	59,570	1,501,538
Mizuno Corp.	25,079	449,575
Modec, Inc.	27,205	456,388
Monex Group, Inc.	246,375	641,232
Monogatari Corp.	6,752	581,317
Moriroku Holdings Co., Ltd.	15,520	246,458
Morita Holdings Corp.	54,980	1,006,329
MOS Food Services, Inc.	33,488	918,003
Musashi Seimitsu Industry Co., Ltd.	62,666	628,758
Nachi-Fujikoshi Corp.	24,808	770,827
Nagaileben Co., Ltd.	34,994	898,898
Nagatanien Holdings Co., Ltd.	15,846	336,062
NEC Networks & System Integration Corp.	96,372	1,788,487
Neturen Co., Ltd.	52,993	248,861
Nextage Co., Ltd.	49,478	474,974
Nichi-iko Pharmaceutical Co., Ltd.	66,480	746,015
Nichias Corp.	77,677	1,842,215
Nichiban Co., Ltd.	17,336	257,804
Nichicon Corp.	84,703	623,022
Nichiden Corp.	17,692	330,667
Nichiha Corp.	39,810	940,769
NichiiGakkan Co., Ltd.	16,196	253,681
Nihon Chouzai Co., Ltd.	17,872	276,056
Nihon Nohyaku Co., Ltd.	54,087	254,509
Nihon Parkerizing Co., Ltd.	132,404	1,273,536
Nikkiso Co., Ltd.	83,864	827,212
Nippon Beet Sugar Manufacturing Co., Ltd.	14,984	259,424
Nippon Carbon Co., Ltd.	14,210	464,979
Nippon Ceramic Co., Ltd.	26,236	620,738
Nippon Chemi-Con Corp. *	23,558	378,323
Nippon Denko Co., Ltd. *	162,210	293,690
Nippon Densetsu Kogyo Co., Ltd.	50,637	1,007,535
Nippon Flour Mills Co., Ltd.	68,771	1,092,735
Nippon Gas Co., Ltd.	52,220	2,023,897
Nippon Holdings Co., Ltd.	72,853	1,607,582
Nippon Kanzai Co., Ltd.	24,975	469,378
Nippon Koei Co., Ltd.	18,294	480,272
Nippon Light Metal Holdings Co., Ltd.	833,957	1,462,738
Nippon Parking Development Co., Ltd.	211,775	265,605
Nippon Seiki Co., Ltd.	66,344	681,301
Nippon Sharyo Ltd.	9,810	229,050
Nippon Sheet Glass Co., Ltd. *	123,057	494,340
Nippon Signal Company Ltd.	80,922	782,168
Nippon Soda Co., Ltd.	38,439	1,091,059
Nippon Steel Trading Corp.	21,240	638,933
Nippon Suisan Kaisha Ltd.	372,027	1,669,903
Nippon Thompson Co., Ltd.	91,815	314,290
Nippon Yakin Kogyo Co., Ltd.	18,870	269,406
Nishimatsu Construction Co., Ltd.	72,578	1,381,134
Nishimatsuya Chain Co., Ltd.	66,529	841,297
Nishio Rent All Co., Ltd.	21,660	477,543
Nissei ASB Machine Co., Ltd.	11,449	443,191
Nissha Co., Ltd.	56,468	616,624

21
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Nissin Corp.	16,798	254,873
Nissin Electric Co., Ltd.	65,772	698,376
Nissin Kogyo Co., Ltd.	55,195	1,161,206
Nissin Sugar Co., Ltd.	15,800	269,678
Nitta Corp.	26,641	593,139
Nittetsu Mining Co., Ltd.	8,671	344,240
Nitto Boseki Co., Ltd.	39,732	1,597,972
Nitto Kogyo Corp.	37,677	674,701
Nitto Kohki Co., Ltd.	14,884	280,430
Nohmi Bosai Ltd.	30,375	639,036
Nojima Corp.	47,885	1,417,878
Nomura Co., Ltd.	107,733	761,938
Noritake Co., Ltd.	17,523	561,820
Noritsu Koki Co., Ltd.	29,774	446,982
Noritz Corp.	46,548	592,577
North Pacific Bank Ltd.	387,410	814,677
NSD Co., Ltd.	98,185	1,712,879
Obara Group, Inc.	15,917	541,849
Ohsho Food Service Corp.	14,865	827,040
Oiles Corp.	39,272	509,579
Okabe Co., Ltd.	53,790	400,210
Okamoto Industries, Inc.	20,388	814,213
Okamura Corp.	117,888	828,201
Okasan Securities Group, Inc.	223,860	679,739
Oki Electric Industry Co., Ltd.	116,770	1,119,856
Okumura Corp.	50,131	1,212,561
Okuwa Co., Ltd.	37,072	511,796
Onoken Co., Ltd.	26,678	283,774
Onward Holdings Co., Ltd.	150,853	388,353
Open Door, Inc. *	18,300	236,591
Optex Group Co., Ltd.	47,376	606,245
Optim Corp. *	27,543	781,785
Optorun Co., Ltd.	12,926	257,069
Organo Corp.	9,056	479,935
Osaka Soda Co., Ltd.	27,116	646,417
OSAKA Titanium Technologies Co., Ltd.	25,954	228,347
Osaki Electric Co., Ltd.	58,135	297,130
OSJB Holdings Corp.	144,236	312,832
Outsourcing, Inc.	146,547	1,214,718
Oyo Corp.	29,018	333,018
Pacific Industrial Co., Ltd.	64,830	608,288
Pacific Metals Co., Ltd.	21,142	363,448
PAL GROUP Holdings Co., Ltd.	30,758	332,974
Paramount Bed Holdings Co., Ltd.	28,059	1,117,915
Pasona Group, Inc.	25,520	332,582
PC Depot Corp.	40,797	273,916
PIA Corp. (a)	9,682	274,816
Piolax, Inc.	31,839	490,593
Plenus Co., Ltd.	33,081	547,477
Poletowin Pitcrew Holdings, Inc.	40,180	369,423
Press Kogyo Co., Ltd.	119,081	342,493
Pressance Corp.	47,659	627,843
Prestige International, Inc.	120,798	1,019,513
Prima Meat Packers Ltd.	40,803	1,192,789
Proto Corp.	31,038	356,786
Qol Holdings Co., Ltd.	31,314	335,744
Raito Kogyo Co., Ltd.	64,785	982,359
Raiznext Corp.	62,205	778,992
Raksul, Inc. *	17,224	506,755
Relia, Inc.	57,562	683,937
RENOVA, Inc. *	63,702	684,206
Restar Holdings Corp.	34,735	638,394
Rheon Automatic Machinery Co., Ltd.	28,386	294,447
Ricoh Leasing Co., Ltd.	18,333	468,503
Riken Corp.	12,174	297,218
Riken Keiki Co., Ltd.	23,946	577,396
Riken Technos Corp.	72,279	263,775
Riken Vitamin Co., Ltd.	21,900	454,748
Security	Number of Shares	Value ($)
Ringer Hut Co., Ltd. (a)	30,936	718,227
Riso Kagaku Corp.	33,491	418,776
Riso Kyoiku Co., Ltd.	120,208	335,533
Rock Field Co., Ltd.	26,196	323,853
Rokko Butter Co., Ltd.	18,126	298,439
Rorze Corp.	13,758	644,146
Round One Corp.	86,329	694,409
Royal Holdings Co., Ltd.	36,463	634,049
RPA Holdings, Inc. *	37,640	283,955
RS Technologies Co., Ltd.	11,336	336,194
Ryobi Ltd.	35,394	395,510
Ryoden Corp.	17,056	231,445
Ryosan Co., Ltd.	32,354	596,464
Ryoyo Electro Corp.	28,950	817,081
S Foods, Inc.	25,381	689,304
S-Pool, Inc.	80,740	545,906
Sagami Holdings Corp. *	25,552	326,493
Saibu Gas Co., Ltd.	33,584	780,022
Saizeriya Co., Ltd.	35,347	662,642
Sakai Chemical Industry Co., Ltd.	19,390	363,865
Sakai Moving Service Co., Ltd.	12,210	526,765
Sakata INX Corp.	60,315	555,686
Sakata Seed Corp.	44,612	1,466,102
SAMTY Co., Ltd.	40,355	531,623
San ju San Financial Group, Inc.	32,251	408,137
San-A Co., Ltd.	25,315	1,026,493
San-Ai Oil Co., Ltd.	77,290	681,467
Sangetsu Corp.	81,708	1,249,756
Sanken Electric Co., Ltd.	32,082	662,242
Sanki Engineering Co., Ltd.	72,947	782,128
Sankyo Tateyama, Inc.	37,326	323,120
Sanshin Electronics Co., Ltd.	23,889	401,660
Sanyo Chemical Industries Ltd.	14,305	665,035
Sanyo Denki Co., Ltd.	13,036	582,683
Sanyo Electric Railway Co., Ltd.	23,669	464,251
Sanyo Special Steel Co., Ltd.	29,462	255,877
Sato Holdings Corp.	31,337	598,696
SB Technology Corp.	12,780	372,994
SBS Holdings, Inc.	23,244	448,463
Seikagaku Corp.	55,457	567,409
Seiko Holdings Corp.	37,363	527,088
Seiren Co., Ltd.	62,963	834,203
Sekisui Jushi Corp.	39,044	818,103
Senko Group Holdings Co., Ltd.	145,899	1,291,896
Senshu Ikeda Holdings, Inc.	380,246	595,227
Shibaura Machine Co., Ltd.	34,927	692,644
Shibuya Corp.	28,818	807,377
Shikoku Chemicals Corp.	45,763	465,635
Shima Seiki Manufacturing Ltd.	38,938	558,119
Shimachu Co., Ltd.	54,020	1,509,371
Shin Nippon Air Technologies Co., Ltd.	18,864	364,846
Shin-Etsu Polymer Co., Ltd.	49,126	405,349
Shindengen Electric Manufacturing Co., Ltd.	10,357	185,566
Shinko Electric Industries Co., Ltd.	93,822	1,395,231
Shinko Shoji Co., Ltd.	43,348	366,667
Shinmaywa Industries Ltd.	76,469	677,834
Shinnihon Corp.	36,230	286,301
Shinwa Co., Ltd.	16,787	315,652
Shizuoka Gas Co., Ltd.	78,823	648,899
Shoei Co., Ltd.	33,514	1,023,955
Shoei Foods Corp.	18,072	702,123
Showa Corp.	71,052	1,523,620
Showa Sangyo Co., Ltd.	34,135	1,134,668
Siix Corp.	46,254	396,482
Sinanen Holdings Co., Ltd.	12,884	359,627
Sinfonia Technology Co., Ltd.	37,859	380,214
Sinko Industries Ltd.	26,359	339,042

22
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Sintokogio Ltd.	73,667	491,136
Sodick Co., Ltd.	58,451	402,369
Solasto Corp.	63,764	754,621
Sourcenext Corp.	120,248	335,644
Sparx Group Co., Ltd.	131,060	253,358
ST Corp.	16,794	322,118
St Marc Holdings Co., Ltd.	17,831	273,909
Star Micronics Co., Ltd.	45,691	572,188
Starts Corp., Inc.	43,308	906,632
Starzen Co., Ltd.	10,610	394,705
Stella Chemifa Corp.	12,902	318,885
Strike Co., Ltd.	20,289	915,487
Sumitomo Densetsu Co., Ltd.	19,364	408,663
Sumitomo Mitsui Construction Co., Ltd.	211,906	859,254
Sumitomo Riko Co., Ltd.	49,324	254,888
Sumitomo Seika Chemicals Co., Ltd.	11,828	384,805
Sun Frontier Fudousan Co., Ltd.	38,136	293,451
Suruga Bank Ltd.	256,436	921,327
SWCC Showa Holdings Co., Ltd.	31,560	333,025
Systena Corp.	96,214	1,556,009
T Hasegawa Co., Ltd.	29,008	579,093
T-Gaia Corp.	29,339	578,231
Tachi-S Co., Ltd.	42,819	354,520
Tachibana Eletech Co., Ltd.	24,714	436,506
Taihei Dengyo Kaisha Ltd.	20,886	436,253
Taikisha Ltd.	39,889	1,087,831
Taiko Pharmaceutical Co., Ltd.	36,113	864,982
Taiyo Holdings Co., Ltd.	23,772	1,203,787
Takamatsu Construction Group Co., Ltd.	20,030	418,752
Takara Leben Co., Ltd.	119,390	389,542
Takara Standard Co., Ltd.	66,049	832,113
Takasago International Corp.	19,944	370,688
Takasago Thermal Engineering Co., Ltd.	86,587	1,185,575
Takeuchi Manufacturing Co., Ltd.	48,724	1,022,310
Taki Chemical Co., Ltd.	6,388	356,612
Takuma Co., Ltd.	105,313	1,686,279
Tama Home Co., Ltd.	19,408	236,091
Tamron Co., Ltd.	17,519	282,994
Tamura Corp.	110,014	538,425
Tanseisha Co., Ltd.	47,916	322,166
Tatsuta Electric Wire & Cable Co., Ltd.	49,283	288,601
Tayca Corp.	22,926	284,724
TechMatrix Corp.	32,475	668,211
Teikoku Electric Manufacturing Co., Ltd.	25,268	270,682
Teikoku Sen-I Co., Ltd.	30,016	760,837
Tekken Corp.	17,645	345,263
Tenma Corp.	20,542	383,740
The Aichi Bank Ltd.	12,584	366,086
The Akita Bank Ltd.	22,987	324,499
The Aomori Bank Ltd.	26,040	544,152
The Awa Bank Ltd.	51,442	1,159,379
The Bank of Iwate Ltd.	22,691	534,082
The Bank of Nagoya Ltd.	23,462	516,166
The Bank of Okinawa Ltd.	30,251	851,803
The Chukyo Bank Ltd.	18,305	350,064
The Ehime Bank Ltd.	48,426	527,437
The Fukui Bank Ltd.	31,857	516,706
The Hokkoku Bank Ltd.	32,872	919,095
The Hyakugo Bank Ltd.	290,832	894,066
The Hyakujushi Bank Ltd.	36,897	626,635
The Japan Wool Textile Co., Ltd.	89,668	822,735
The Juroku Bank Ltd.	49,409	890,848
The Keiyo Bank Ltd.	161,952	755,964
The Kiyo Bank Ltd.	89,183	1,318,676
The Michinoku Bank Ltd.	21,898	214,964
The Miyazaki Bank Ltd.	20,631	478,008
The Musashino Bank Ltd.	46,296	673,627
The Nanto Bank Ltd.	45,050	833,071
Security	Number of Shares	Value ($)
The Nippon Road Co., Ltd.	7,864	561,370
The Nisshin Oillio Group Ltd.	33,736	998,925
The Ogaki Kyoritsu Bank Ltd.	55,587	1,163,162
The Oita Bank Ltd.	20,919	481,919
The Okinawa Electric Power Co., Inc.	62,428	977,820
The Pack Corp.	16,158	410,178
The San-In Godo Bank Ltd.	211,966	1,059,380
The Shibusawa Warehouse Co., Ltd.	15,457	288,748
The Shikoku Bank Ltd.	48,839	354,623
The Shimizu Bank Ltd.	14,628	227,190
The Sumitomo Warehouse Co., Ltd.	74,954	928,046
The Toho Bank Ltd.	254,124	541,582
The Towa Bank Ltd.	47,409	303,110
The Yamagata Bank Ltd.	45,998	568,225
The Yamanashi Chuo Bank Ltd.	40,817	312,156
TKC Corp.	20,078	1,126,542
Toa Corp.	23,118	350,983
Toagosei Co., Ltd.	176,261	1,726,957
TOC Co., Ltd.	68,902	443,125
Tocalo Co., Ltd.	73,715	741,703
Toei Co., Ltd.	9,466	1,393,411
Toenec Corp.	9,772	342,336
Toho Co., Ltd.	13,000	228,752
Toho Holdings Co., Ltd.	77,055	1,489,582
Toho Titanium Co., Ltd.	45,690	299,013
Toho Zinc Co., Ltd. *	19,107	338,195
Tokai Corp.	24,422	483,857
TOKAI Holdings Corp.	162,440	1,545,589
Tokai Tokyo Financial Holdings, Inc.	317,191	765,721
Token Corp.	10,011	651,383
Tokushu Tokai Paper Co., Ltd.	13,272	554,434
Tokyo Dome Corp.	124,006	937,836
Tokyo Electron Device Ltd.	8,662	243,740
Tokyo Kiraboshi Financial Group, Inc.	36,867	390,416
Tokyo Ohka Kogyo Co., Ltd.	52,909	2,584,456
Tokyo Seimitsu Co., Ltd.	54,308	1,659,276
Tokyo Steel Manufacturing Co., Ltd.	120,492	807,863
Tokyotokeiba Co., Ltd.	21,834	1,008,879
Tokyu Construction Co., Ltd.	93,295	428,447
Tomoku Co., Ltd.	14,100	218,856
TOMONY Holdings, Inc.	199,752	638,558
Tomy Co., Ltd.	128,766	1,034,548
Tonami Holdings Co., Ltd.	9,470	514,378
Toppan Forms Co., Ltd.	56,306	510,256
Topre Corp.	58,209	647,712
Topy Industries Ltd.	23,612	253,165
Toridoll Holdings Corp.	59,506	773,811
Torii Pharmaceutical Co., Ltd.	17,365	451,790
Tosei Corp.	39,226	344,007
Tosho Co., Ltd.	21,342	267,668
Totetsu Kogyo Co., Ltd.	38,672	958,732
Towa Corp.	32,568	329,534
Towa Pharmaceutical Co., Ltd.	35,598	705,615
Toyo Construction Co., Ltd.	100,464	382,738
Toyo Corp.	30,305	272,915
Toyo Ink SC Holdings Co., Ltd.	54,655	957,603
Toyo Tanso Co., Ltd.	19,068	302,261
TPR Co., Ltd.	37,023	494,711
Trancom Co., Ltd.	9,187	647,149
Transcosmos, Inc.	36,450	994,388
Tri Chemical Laboratories, Inc.	8,962	823,140
Trusco Nakayama Corp.	55,008	1,254,273
TSI Holdings Co., Ltd.	116,231	352,929
Tsubaki Nakashima Co., Ltd.	53,732	433,727
Tsubakimoto Chain Co.	46,648	1,094,003
Tsugami Corp.	67,688	725,103
Tsukishima Kikai Co., Ltd.	48,584	574,972
Tsukui Corp.	65,324	382,538

23
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Tsurumi Manufacturing Co., Ltd.	28,350	491,904
UACJ Corp.	39,533	723,594
Uchida Yoko Co., Ltd.	12,316	735,162
Union Tool Co.	13,488	371,780
Unipres Corp.	48,558	421,268
United Arrows Ltd.	37,020	567,283
United Super Markets Holdings, Inc.	82,025	962,998
Unitika Ltd. *	79,222	277,906
V Technology Co., Ltd.	12,568	462,211
Valor Holdings Co., Ltd.	56,088	1,433,868
Valqua Ltd.	20,239	337,237
ValueCommerce Co., Ltd.	21,352	711,767
Vector, Inc. *	35,088	312,680
Vision, Inc./Tokyo Japan *	33,634	256,588
Vital KSK Holdings, Inc.	47,649	481,230
VT Holdings Co., Ltd.	117,773	433,132
Wacom Co., Ltd.	199,099	1,301,104
Wakita & Co., Ltd.	61,722	548,278
Warabeya Nichiyo Holdings Co., Ltd.	17,028	240,218
WATAMI Co., Ltd.	24,265	238,199
WDB Holdings Co., Ltd.	10,762	287,000
Weathernews, Inc.	7,940	359,395
World Co., Ltd.	23,580	345,545
Xebio Holdings Co., Ltd.	28,752	204,161
YA-MAN Ltd.	37,800	496,182
Yahagi Construction Co., Ltd.	36,492	313,836
YAKUODO Holdings Co., Ltd.	14,180	336,432
YAMABIKO Corp.	48,083	489,694
Yamashin-Filter Corp.	47,602	534,622
Yamazen Corp.	92,341	869,901
Yellow Hat Ltd.	40,784	671,881
Yodogawa Steel Works Ltd.	39,653	690,268
Yokogawa Bridge Holdings Corp.	43,587	788,754
Yokohama Reito Co., Ltd.	58,290	495,804
Yokowo Co., Ltd.	26,620	670,238
Yondoshi Holdings, Inc.	30,157	491,407
Yonex Co., Ltd.	52,486	321,712
Yorozu Corp.	27,149	239,629
Yoshinoya Holdings Co., Ltd. (a)	91,390	1,808,065
Yuasa Trading Co., Ltd.	22,176	645,131
Yurtec Corp.	52,404	313,796
Zenrin Co., Ltd.	50,052	524,379
ZERIA Pharmaceutical Co., Ltd.	54,171	1,001,227
ZIGExN Co., Ltd.	76,492	239,477
Zojirushi Corp.	60,163	910,005
Zuiko Corp.	21,980	222,816
Zuken, Inc.	18,930	457,697
		467,395,586

Netherlands 1.7%
Accell Group N.V. *	30,091	899,684
AMG Advanced Metallurgical Group N.V. (a)	39,954	822,823
APERAM S.A.	66,788	1,978,507
Arcadis N.V. *	103,544	2,383,795
Basic-Fit N.V *	52,457	1,480,569
BE Semiconductor Industries N.V.	101,040	4,839,596
Corbion N.V.	83,436	3,871,671
Eurocommercial Properties N.V.	69,823	838,389
Flow Traders	40,111	1,583,035
ForFarmers N.V.	48,289	312,434
Fugro N.V. CVA *(a)	125,179	536,254
IMCD N.V.	74,310	7,952,184
Intertrust N.V.	126,268	2,271,195
Koninklijke BAM Groep N.V. *	347,437	536,433
NIBC Holding N.V.	52,736	466,085
NSI N.V.	27,632	991,395
Security	Number of Shares	Value ($)
PostNL N.V.	670,293	2,001,688
SBM Offshore N.V.	240,175	4,160,634
Sligro Food Group N.V.	49,109	844,565
TKH Group N.V.	59,550	2,340,251
TomTom N.V. *	99,296	798,615
Vastned Retail N.V.	24,125	708,324
Wereldhave N.V. (a)	58,391	490,226
		43,108,352

New Zealand 1.0%
Argosy Property Ltd.	1,166,741	1,080,382
Chorus Ltd.	630,376	3,608,822
EBOS Group Ltd.	132,501	2,070,567
Freightways Ltd.	223,777	1,134,381
Genesis Energy Ltd.	721,187	1,472,100
Goodman Property Trust	1,553,115	2,445,918
Heartland Group Holdings Ltd.	602,624	500,996
Infratil Ltd.	655,944	2,199,028
Kathmandu Holdings Ltd.	837,063	701,556
Metlifecare Ltd.	248,132	996,212
Oceania Healthcare Ltd.	511,463	359,526
Precinct Properties New Zealand Ltd.	1,502,442	1,690,808
Pushpay Holdings Ltd. *	260,613	1,541,298
Restaurant Brands New Zealand Ltd. *	46,838	386,225
Scales Corp., Ltd.	162,036	536,648
SKY Network Television Ltd. *	2,163,524	200,339
Summerset Group Holdings Ltd.	317,692	1,857,397
Synlait Milk Ltd. *	135,314	581,677
Vector Ltd.	341,923	1,035,354
Vista Group International Ltd.	292,742	362,092
Vital Healthcare Property Trust	530,444	1,036,143
Z Energy Ltd.	519,074	943,765
		26,741,234

Norway 2.0%
Atea A.S.A. *	117,785	1,387,143
Austevoll Seafood A.S.A.	127,362	1,183,654
Bakkafrost P/F	72,835	4,591,005
Borregaard A.S.A.	143,258	2,099,841
BW LPG Ltd.	110,538	519,190
BW Offshore Ltd.	127,341	495,981
DNO A.S.A.	836,118	533,196
Elkem A.S.A.	363,211	754,213
Entra A.S.A.	235,167	3,235,647
Frontline Ltd.	124,789	995,091
Grieg Seafood A.S.A.	78,635	802,842
Kongsberg Gruppen A.S.A.	108,092	1,616,771
NEL A.S.A. *	1,766,717	4,336,376
Nordic Semiconductor A.S.A. *	202,084	2,090,002
Norway Royal Salmon A.S.A.	23,151	590,113
Norwegian Finans Holding A.S.A. *	224,013	1,708,880
Sbanken A.S.A. *	114,450	888,907
Scatec Solar A.S.A.	132,308	2,892,236
SpareBank 1 Oestlandet	41,228	422,827
SpareBank 1 SMN	185,069	1,855,382
SpareBank 1 SR-Bank A.S.A.	247,936	2,245,652
Stolt-Nielsen Ltd.	34,839	343,251
Storebrand A.S.A. *	662,105	4,094,095
TGS Nopec Geophysical Co. A.S.A. (a)	163,250	2,137,977
Tomra Systems A.S.A.	166,121	8,106,965
Veidekke A.S.A. *	152,584	2,067,744
Wallenius Wilhelmsen A.S.A.	143,612	254,192
		52,249,173

24
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Poland 0.5%
Alior Bank S.A. *	129,096	482,102
AmRest Holdings SE *	103,405	589,106
Asseco Poland S.A.	80,233	1,552,805
Bank Handlowy w Warszawie S.A. *	44,892	454,604
Bank Millennium S.A. *	862,645	711,082
CCC S.A.	40,995	642,993
Ciech S.A. *	34,647	296,552
Enea S.A. *	303,449	549,650
Energa S.A. *	128,808	284,403
Eurocash S.A. *	112,970	480,389
Grupa Azoty S.A. *	69,870	512,329
Jastrzebska Spolka Weglowa S.A.	80,166	343,189
Kernel Holding S.A.	77,080	809,975
KRUK S.A. *	23,291	936,452
Orange Polska S.A. *	920,375	1,812,626
PLAY Communications S.A.	184,161	1,535,114
Tauron Polska Energia S.A. *	1,367,460	942,318
Warsaw Stock Exchange	37,792	451,211
		13,386,900

Portugal 0.3%
Altri, SGPS, S.A.	100,392	502,347
Banco Comercial Portugues S.A. *	10,705,935	1,263,732
Corticeira Amorim SGPS S.A.	47,721	574,144
CTT-Correios de Portugal S.A. *	216,998	676,047
NOS, SGPS S.A.	312,636	1,266,764
REN - Redes Energeticas Nacionais, SGPS, S.A.	541,937	1,574,955
Semapa-Sociedade de Investimento e Gestao	33,704	307,149
Sonae, SGPS, S.A.	1,363,053	972,381
The Navigator Co. S.A. *	350,762	924,565
		8,062,084

Republic of Korea 6.1%
ABLBio, Inc. *	30,902	923,496
Advanced Process Systems Corp.	16,270	306,800
AfreecaTV Co., Ltd.	9,746	475,855
Ahnlab, Inc.	8,469	457,707
Alteogen, Inc. *	26,066	4,586,071
Amicogen, Inc. *	23,538	818,351
Ananti, Inc. *	55,286	423,523
Anterogen Co., Ltd. *	7,145	362,092
Aprogen pharmaceuticals, Inc. *	351,526	463,118
Asiana Airlines, Inc. *	152,120	552,570
BH Co., Ltd. *	34,193	584,324
Binex Co., Ltd. *	33,785	1,023,874
Binggrae Co., Ltd.	6,150	301,313
Bukwang Pharmaceutical Co., Ltd.	49,656	1,580,097
Cafe24 Corp. *	8,375	513,964
Celltrion Pharm, Inc. *	25,856	2,418,218
Chabiotech Co., Ltd. *	58,842	1,077,375
Chong Kun Dang Pharmaceutical Corp.	9,905	1,617,619
Chongkundang Holdings Corp.	4,201	427,916
CJ CGV Co., Ltd. *	26,526	491,264
CMG Pharmaceutical Co., Ltd. *	149,987	566,918
Com2uSCorp	13,788	1,289,542
Cosmax, Inc.	9,306	799,067
CrystalGenomics, Inc. *	46,054	787,016
Cuckoo Homesys Co., Ltd.	8,044	289,825
CUROCOM Co., Ltd. *	128,609	250,635
Daea TI Co., Ltd.	75,599	386,937
Daeduck Electronics Co., Ltd. / New *	44,343	408,751
Daesang Corp.	28,593	695,629
Security	Number of Shares	Value ($)
Daewoong Co., Ltd.	31,288	941,616
Daewoong Pharmaceutical Co., Ltd.	6,005	586,396
Daishin Securities Co., Ltd.	55,571	479,504
Daou Technology, Inc.	35,601	582,911
Dawonsys Co., Ltd.	32,064	642,414
DB HiTek Co., Ltd.	49,831	1,491,280
Dentium Co., Ltd. *	9,212	290,420
DIO Corp. *	16,252	351,609
Dong-A Socio Holdings Co., Ltd.	4,335	395,949
Dong-A ST Co., Ltd.	6,738	536,590
Dongjin Semichem Co., Ltd.	42,118	1,177,134
DongKook Pharmaceutical Co., Ltd. (b)	7,013	892,048
Dongkuk Steel Mill Co., Ltd. *	85,123	442,132
Dongsung Pharmaceutical Co., Ltd. *	24,528	256,038
Dongwon F&B Co., Ltd.	1,574	234,530
Dongwon Industries Co., Ltd.	2,224	416,567
Doosan Co., Ltd.	8,265	323,183
Doosan Fuel Cell Co., Ltd. *	29,894	1,046,881
DoubleUGames Co., Ltd.	12,974	798,383
Duk San Neolux Co., Ltd. *	17,434	490,189
Duzone Bizon Co., Ltd.	26,086	2,217,936
Ecopro BM Co., Ltd.	11,696	1,526,122
Ecopro Co., Ltd.	26,162	1,037,318
Enzychem Lifesciences Corp. *	8,837	1,034,790
Eo Technics Co., Ltd.	11,920	1,126,876
Eutilex Co., Ltd. *	12,660	390,063
F&F Co., Ltd.	9,423	765,485
Feelux Co., Ltd. *	78,747	236,659
Foosung Co., Ltd.	76,885	533,969
G-treeBNT Co., Ltd. *	30,759	775,513
GemVax & Kael Co., Ltd. *	50,243	938,963
Genexine Co., Ltd. *	24,689	3,736,916
GOLFZON Co., Ltd.	4,421	241,538
Grand Korea Leisure Co., Ltd.	26,152	260,882
Green Cross Cell Corp.	8,250	314,610
Green Cross Corp.	7,627	1,704,662
Green Cross Holdings Corp.	38,959	901,905
GS Home Shopping, Inc.	4,283	421,846
Halla Holdings Corp.	10,909	249,330
Hana Tour Service, Inc.	10,349	334,541
Hanall Biopharma Co., Ltd. *	52,543	1,528,210
Hancom, Inc. *	22,586	374,564
Handsome Co., Ltd.	18,686	494,717
Hanjin Kal Corp.	41,688	2,663,624
Hanjin Transportation Co., Ltd.	16,769	619,009
Hankook Technology Group Co., Ltd.	36,645	475,068
Hansae Co., Ltd.	23,882	349,816
Hansol Chemical Co., Ltd.	11,741	1,596,238
Hansol Paper Co., Ltd.	25,752	290,493
Hansol Technics Co., Ltd. *	33,815	250,218
Hanwha Investment & Securities Co., Ltd. *	145,184	219,994
Harim Holdings Co., Ltd.	41,291	226,285
HDC Holdings Co., Ltd.	44,477	421,219
HLB Life Science Co., Ltd. *	48,668	739,504
HMM Co., Ltd. *	392,570	1,903,530
HS Industries Co., Ltd.	66,513	385,785
Huchems Fine Chemical Corp.	30,864	468,975
Hugel, Inc. *	8,676	1,196,337
Huons Co., Ltd.	8,873	540,791
Hyosung Advanced Materials Corp. *	4,382	501,685
Hyosung Chemical Corp.	2,950	246,847
Hyosung Corp.	12,899	727,530
Hyosung TNC Co., Ltd.	4,230	349,325
Hyundai Bioscience Co., Ltd. *	44,492	425,107
Hyundai Construction Equipment Co., Ltd. *	16,662	306,478
Hyundai Elevator Co., Ltd.	35,067	1,211,803

25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Hyundai Greenfood Co., Ltd.	74,652	454,988
Hyundai Home Shopping Network Corp.	8,439	463,900
Hyundai Rotem Co., Ltd. *	63,680	812,149
i-SENS, Inc.	12,351	289,046
Iljin Materials Co., Ltd.	23,953	1,005,183
Ilyang Pharmaceutical Co., Ltd.	18,727	1,283,254
iMarketKorea, Inc.	30,616	198,711
InBody Co., Ltd.	14,272	192,232
Innocean Worldwide, Inc.	16,231	751,498
Innox Advanced Materials Co., Ltd. *	8,986	382,769
Inscobee, Inc. *	107,940	199,906
Insun ENT Co., Ltd. *	39,412	345,050
iNtRON Biotechnology, Inc. *	34,880	499,167
IS Dongseo Co., Ltd.	19,131	717,473
ITM Semiconductor Co., Ltd. *	9,871	477,803
JB Financial Group Co., Ltd.	188,457	680,596
Jeil Pharmaceutical Co., Ltd.	10,759	500,861
Jusung Engineering Co., Ltd.	44,862	246,988
JW Holdings Corp.	51,189	221,924
JW Pharmaceutical Corp.	18,576	596,577
JYP Entertainment Corp.	38,225	1,121,425
KC Tech Co., Ltd.	12,795	215,961
KEPCO Engineering & Construction Co., Inc.	16,846	231,156
KH Vatec Co., Ltd. *	24,515	461,243
KIWOOM Securities Co., Ltd.	16,028	1,470,706
KMW Co., Ltd. *	41,256	2,653,387
Koh Young Technology, Inc.	17,291	1,310,035
Kolmar Korea Co., Ltd.	19,004	732,707
Kolon Industries, Inc.	25,820	695,547
Komipharm International Co., Ltd. *	52,772	686,360
Korea Electric Terminal Co., Ltd.	10,717	404,177
Korea Line Corp. *	17,045	231,016
Korea PetroChemical Ind Co., Ltd.	4,121	409,359
Korea Real Estate Investment & Trust Co., Ltd.	225,984	322,454
Korean Reinsurance Co.	133,803	826,765
Kuk-il Paper Manufacturing Co., Ltd. *	113,534	476,921
Kumho Industrial Co., Ltd.	19,585	118,047
Kumho Tire Co., Inc. *	197,643	607,288
Kwang Dong Pharmaceutical Co., Ltd.	44,044	357,795
L&F Co., Ltd.	23,040	814,614
LEENO Industrial, Inc.	12,548	1,341,524
LegoChem Biosciences, Inc. *	21,176	962,626
LF Corp.	27,841	299,996
LG Hausys Ltd.	8,890	434,060
LG Innotek Co., Ltd.	19,637	2,396,974
LG International Corp.	34,996	443,379
LIG Nex1 Co., Ltd.	16,027	420,947
LOTTE Himart Co., Ltd.	17,250	436,369
LOTTE Reit Co., Ltd.	123,691	528,959
Lotte Tour Development Co., Ltd. *(b)	43,010	684,308
LS Electric Co., Ltd.	22,840	1,040,192
Maeil Dairies Co., Ltd.	4,556	260,803
Mcnex Co., Ltd.	17,449	493,549
Medipost Co., Ltd. *	20,162	487,968
MedPacto, Inc. *	18,294	1,632,430
Meritz Financial Group, Inc.	44,397	344,965
Meritz Fire & Marine Insurance Co., Ltd.	80,008	858,744
Meritz Securities Co., Ltd.	414,411	1,118,097
Mezzion Pharma Co., Ltd. *	6,601	945,778
Mirae Asset Life Insurance Co., Ltd.	102,875	324,759
Naturecell Co., Ltd. *	68,000	609,647
Neowiz *	16,925	437,408
NEPES Corp.	23,794	585,886
Nexen Tire Corp.	46,113	196,812
NICE Holdings Co., Ltd.	27,246	431,202
NICE Information Service Co., Ltd.	43,805	663,768
Security	Number of Shares	Value ($)
NKMax Co., Ltd. *	36,823	491,325
OptoElectronics Solutions Co., Ltd.	10,554	582,829
Orion Holdings Corp.	27,364	301,766
Oscotec, Inc. *	33,855	936,221
Osstem Implant Co., Ltd. *	14,390	449,423
Pan Ocean Co., Ltd. *	264,862	756,972
Partron Co., Ltd.	58,556	502,796
Pearl Abyss Corp. *	8,754	1,341,214
Peptron, Inc. *	19,728	337,962
Pharmicell Co., Ltd. *	77,737	1,465,872
PI Advanced Materials Co., Ltd.	20,213	485,799
Poongsan Corp.	26,974	525,674
Posco ICT Co., Ltd.	82,441	301,546
S&T Motiv Co., Ltd.	10,249	474,531
Sam Chun Dang Pharm Co., Ltd.	18,261	900,829
Samsung Pharmaceutical Co., Ltd. *	74,686	248,660
Samwha Capacitor Co., Ltd.	10,814	492,497
Samyang Holdings Corp.	8,325	451,326
Sangsangin Co., Ltd.	45,350	228,678
Sebang Global Battery Co., Ltd.	11,732	269,622
Seegene, Inc.	20,369	4,509,678
Seoul Semiconductor Co., Ltd.	49,910	684,850
SFA Engineering Corp.	25,293	705,836
SFA Semicon Co., Ltd. *	112,119	470,977
Shinsegae International, Inc.	3,318	378,474
Silicon Works Co., Ltd.	12,643	480,006
SK Chemicals Co., Ltd.	12,639	4,186,755
SK Discovery Co., Ltd.	15,632	1,018,534
SK Gas Ltd.	4,185	331,869
SK Materials Co., Ltd.	6,662	1,382,986
SK Securities Co., Ltd.	482,626	306,339
SL Corp.	19,326	196,042
SM Entertainment Co., Ltd. *	25,816	747,597
Songwon Industrial Co., Ltd.	22,954	236,709
Soulbrain Co., Ltd. *	5,384	982,617
Soulbrain Holdings Co., Ltd.	6,658	260,625
ST Pharm Co., Ltd. *	12,469	680,185
STCUBE *	25,812	195,996
Studio Dragon Corp. *	8,370	563,684
Taekwang Industrial Co., Ltd.	829	460,594
Taeyoung Engineering & Construction Co., Ltd. (b)	55,264	1,004,885
Taihan Electric Wire Co., Ltd. *	349,957	203,570
Telcon RF Pharmaceutical, Inc. *	104,941	485,879
TES Co., Ltd.	20,175	362,603
Tongyang, Inc.	290,740	283,911
Toptec Co., Ltd.	25,767	357,905
Vieworks Co., Ltd.	10,424	286,509
Webzen, Inc. *	23,662	686,216
Wemade Co., Ltd.	11,260	339,819
WONIK IPS Co., Ltd. *	50,063	1,348,612
YG Entertainment, Inc. *	14,902	585,216
Young Poong Corp.	670	276,088
Youngone Corp.	43,251	1,143,262
Youngone Holdings Co., Ltd.	7,633	230,359
Yuanta Securities Korea Co., Ltd. *	112,317	285,544
Yungjin Pharmaceutical Co., Ltd. *	120,189	690,032
Yuyang DNU Co., Ltd. *(b)	64,139	49,404
Zinus, Inc.	11,109	789,292
		157,101,906

Singapore 1.2%
Accordia Golf Trust	1,071,506	571,375
AIMS APAC REIT	836,457	738,267
ARA LOGOS Logistics Trust	1,434,698	675,351
Ascendas India Trust	1,226,319	1,208,640
Best World International Ltd. *(b)	321,868	—

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
CapitaLand Retail China Trust	1,030,438	871,583
CDL Hospitality Trusts	1,116,696	870,622
China Hongxing Sports Ltd. *(b)	884,000	—
Cromwell European Real Estate Investment Trust	969,065	515,734
Eagle Hospitality Trust (b)	940,343	96,620
ESR-REIT	3,410,266	1,015,856
Far East Hospitality Trust	1,378,090	557,480
First Real Estate Investment Trust	768,870	279,928
First Resources Ltd.	710,201	679,068
Frasers Centrepoint Trust	1,015,119	1,881,509
Frasers Hospitality Trust	1,156,524	374,280
Frasers Logistics & Commercial Trust	3,525,421	3,474,599
Keppel DC REIT	1,716,172	3,673,184
Keppel Infrastructure Trust	4,986,917	1,999,022
Keppel Pacific Oak US REIT	1,080,162	783,117
Lendlease Global Commercial REIT	1,236,446	600,216
Lippo Malls Indonesia Retail Trust	2,871,691	247,123
Manulife US Real Estate Investment Trust	1,979,339	1,474,608
NetLink NBN Trust	4,164,054	2,970,824
OUE Commercial Real Estate Investment Trust	2,880,665	794,535
Parkway Life Real Estate Investment Trust	546,626	1,511,705
Raffles Medical Group Ltd.	1,279,715	771,820
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,450,545	394,750
Sheng Siong Group Ltd.	594,357	765,023
Soilbuild Business Space REIT	1,347,795	426,266
SPH REIT	873,067	558,670
Starhill Global REIT	1,950,676	638,460
Thomson Medical Group Ltd. *	8,793,620	342,793
Yoma Strategic Holdings Ltd. *	1,903,570	406,028
		32,169,056

Spain 1.5%
Acerinox S.A. *	238,008	1,932,745
Aedas Homes S.A. *	29,447	669,126
Almirall S.A. *	99,524	1,096,823
Applus Services S.A. *	201,945	1,667,670
Atresmedia Corp de Medios de Comunicaion S.A.	114,592	309,451
Bolsas y Mercados Espanoles SHMSF S.A.	8,079	318,655
Cia de Distribucion Integral Logista Holdings S.A.	87,533	1,555,621
Cie Automotive S.A.	76,753	1,330,995
Construcciones y Auxiliar de Ferrocarriles S.A. *	26,271	942,564
Distribuidora Internacional de Alimentacion S.A. *	2,525,197	351,227
Ebro Foods S.A.	108,611	2,669,309
Ence Energia y Celulosa S.A. (a)	175,539	564,938
Euskaltel S.A.	138,431	1,289,686
Faes Farma S.A.	398,057	1,578,127
Fluidra S.A. *	87,160	1,469,771
Gestamp Automocion S.A.	214,051	573,939
Global Dominion Access S.A.	171,644	705,129
Indra Sistemas S.A. *	173,914	1,266,675
Lar Espana Real Estate Socimi S.A.	88,096	451,461
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	2,136,534	573,640
Masmovil Ibercom S.A. *	121,030	3,248,098
Mediaset Espana Comunicacion S.A. *	216,502	721,885
Melia Hotels International S.A. *	157,642	662,124
Metrovacesa S.A. *	64,008	488,392
Neinor Homes S.A. *	102,662	1,380,032
Pharma Mar S.A.	19,579	1,997,343
Security	Number of Shares	Value ($)
Promotora de Informaciones S.A., Class A *	551,033	269,205
Prosegur Cash S.A.	533,129	443,129
Prosegur Cia de Seguridad S.A.	363,949	884,458
Sacyr S.A.	488,820	1,113,672
Tecnicas Reunidas S.A. *	44,015	563,772
Unicaja Banco S.A. *	1,096,191	790,527
Viscofan S.A.	55,207	4,093,540
		37,973,729

Sweden 6.5%
AAK AB *	241,160	4,791,073
Adapteo Oyj *	59,605	563,918
AddTech AB, B Shares	67,121	3,486,421
AF Poyry AB *	137,190	3,833,389
Arjo AB, B Shares	312,986	1,867,040
Atrium Ljungberg AB, B Shares	64,844	929,248
Attendo AB *	145,990	806,716
Avanza Bank Holding AB	175,420	3,473,845
Axfood AB	148,162	3,284,491
Beijer Ref AB	90,230	3,598,759
Betsson AB *	170,361	1,428,078
Bilia AB, A Shares	107,372	1,276,023
BillerudKorsnas AB	254,008	4,282,084
Bonava AB, B Shares	122,233	870,871
Bravida Holding AB *	287,046	3,407,963
Bure Equity AB	72,391	2,237,629
Catena AB	36,422	1,490,671
Clas Ohlson AB, B Shares	56,737	660,455
Cloetta AB, B Shares *	299,374	837,211
Concentric AB *	54,872	1,078,997
Dios Fastigheter AB	116,732	755,210
Dometic Group AB *	419,491	5,174,968
Evolution Gaming Group AB	188,843	14,183,560
Fabege AB	374,499	4,574,342
Getinge AB, B Shares	316,238	7,043,440
Hansa Biopharma AB *	49,296	1,361,435
Hexpol AB *	350,659	2,900,831
Holmen AB, B Shares	136,763	4,880,684
Indutrade AB *	132,052	6,975,448
Intrum AB (a)	100,240	2,533,617
Investment AB Oresund	41,808	597,191
JM AB	100,185	3,067,712
Klovern AB, B Shares	720,481	1,111,009
Kungsleden AB	266,194	2,111,046
Lifco AB, B Shares	64,275	5,127,125
Lindab International AB	94,838	1,527,313
Loomis AB *	108,247	2,725,958
Mekonomen AB *	58,179	623,615
Modern Times Group MTG AB, B Shares *	90,848	1,242,913
Munters Group AB *	145,983	1,101,861
Mycronic AB	97,135	2,214,128
NCC AB, B Shares	135,628	2,446,822
NetEnt AB *	263,128	2,532,145
Nobia AB *	165,035	1,065,797
Nolato AB, B Shares *	24,857	2,429,516
Nordic Entertainment Group AB, B Shreas	94,103	3,936,529
Nyfosa AB *	248,946	1,801,081
Pandox AB *	125,134	1,429,075
Peab AB *	283,726	2,782,998
Ratos AB, B Shares *	282,974	1,084,658
Resurs Holding AB	199,215	1,037,079
Sagax AB, Class D	145,512	517,941
Samhallsbyggnadsbolaget i Norden AB	1,332,407	3,713,768
SAS AB *(a)	264,859	199,605
Scandic Hotels Group AB	185,388	646,121
Sectra AB	36,893	2,741,861

27
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
SkiStar AB	59,064	712,196
SSAB AB, A Shares *	371,070	1,215,826
SSAB AB, B Shares *	810,685	2,512,433
Sweco AB, B Shares	94,665	5,861,032
Thule Group AB	146,114	4,628,241
Vitrolife AB *	90,464	2,437,560
Wallenstam AB, B Shares	229,488	3,014,625
Wihlborgs Fastigheter AB	188,385	3,020,730
		167,805,927

Switzerland 5.5%
Allreal Holding AG	20,363	4,233,387
ALSO Holding AG *	3,717	1,005,152
ams AG *	360,564	6,404,821
APG SGA S.A. *	1,346	276,539
Arbonia AG *	59,980	790,008
Aryzta AG *	1,322,903	946,138
Ascom Holding AG *	53,781	722,694
Autoneum Holding AG *(a)	4,115	495,838
Bachem Holding AG, Class B	7,950	3,368,233
Basilea Pharmaceutica AG *	15,590	870,007
Belimo Holding AG	666	5,835,682
Bell Food Group AG	2,816	727,103
Berner Kantonalbank AG	6,750	1,686,657
BKW AG	25,748	2,530,621
Bobst Group S.A.	10,797	702,054
Bossard Holding AG, Class A	3,636	646,077
Bucher Industries AG	9,175	3,441,962
Burckhardt Compression Holding AG	4,431	1,117,038
Cembra Money Bank AG	41,620	4,982,660
Comet Holding AG	10,602	1,669,569
Conzzeta AG	1,797	1,875,929
COSMO Pharmaceuticals N.V. *	10,011	1,062,859
Daetwyler Holding AG	10,430	2,444,034
dormakaba Holding AG *	4,268	2,768,074
EFG International AG *	108,213	748,700
Emmi AG	2,726	2,803,349
Forbo Holding AG	1,334	2,213,333
Galenica AG	68,622	4,945,936
GAM Holding AG *	224,599	551,739
Hiag Immobilien Holding AG *	3,972	414,646
Huber & Suhner AG	24,282	1,884,959
Idorsia Ltd. *	125,776	3,746,252
Implenia AG	21,271	736,554
Ina Invest Holding AG *	4,081	87,471
Inficon Holding AG	2,755	2,361,997
Interroll Holding AG	787	2,115,098
Intershop Holding AG	1,599	1,017,521
Kardex Holding AG	8,084	1,680,632
Komax Holding AG *	4,964	841,804
Landis & Gyr Group AG *	34,570	2,098,118
LEM Holding S.A.	684	1,224,508
Leonteq AG	14,877	595,609
Liechtensteinische Landesbank AG	15,463	1,020,048
Medacta Group S.A. *	8,362	794,922
Mobimo Holding AG *	9,149	2,697,606
Rieter Holding AG	4,184	373,584
Schweiter Technologies AG	1,324	1,846,792
SFS Group AG	23,738	2,244,756
Siegfried Holding AG *	5,673	3,228,844
SIG Combibloc Group AG *	406,953	8,017,487
Softwareone Holding AG *	138,908	4,142,018
St. Galler Kantonalbank AG	4,013	1,853,971
Stadler Rail AG *(a)	53,926	2,421,864
Sunrise Communications Group AG *	48,251	5,760,434
Swissquote Group Holding S.A.	12,216	1,075,827
Tecan Group AG	16,849	7,638,138
Security	Number of Shares	Value ($)
u-blox Holding AG *	9,482	535,992
Valiant Holding AG	22,526	2,161,415
Valora Holding AG *	4,506	841,700
VAT Group AG	37,083	7,248,163
Vetropack Holding AG *	17,926	1,126,783
Vontobel Holding AG	38,808	2,870,357
VP Bank AG	3,290	427,486
VZ Holding AG	18,860	1,694,457
Ypsomed Holding AG	4,461	702,504
Zehnder Group AG	13,671	710,537
		142,107,047

United Kingdom 12.2%
888 Holdings plc	385,937	1,029,367
AA plc	862,269	400,624
AG Barr plc	115,986	660,023
Aggreko plc	340,436	2,175,205
Airtel Africa plc	1,453,859	1,109,587
AJ Bell plc	408,514	2,458,674
AO World plc *	407,723	1,100,030
Ascential plc	555,268	2,327,080
Assura plc	3,696,955	4,009,530
Aston Martin Lagonda Global Holdings plc *(a)	855,328	645,343
Balfour Beatty plc	975,756	2,913,469
Bank of Georgia Group plc *	53,484	658,834
Beazley plc	848,226	4,885,919
Big Yellow Group plc	228,021	3,272,909
Bodycote plc	261,846	1,966,858
Brewin Dolphin Holdings plc	416,967	1,392,953
Britvic plc	376,103	4,267,866
C&C Group plc	440,522	1,262,251
Cairn Energy plc *	820,032	1,548,154
Calisen plc *	193,512	456,021
Capita plc *	2,365,150	980,130
Capital & Counties Properties plc	1,035,995	1,794,966
Centamin plc	1,551,723	4,344,427
Chemring Group plc	396,545	1,284,908
Clarkson plc	34,612	1,142,373
Close Brothers Group plc	210,728	3,168,592
CMC Markets plc	149,916	642,336
Coats Group plc	2,018,272	1,491,705
Computacenter plc	101,863	2,755,067
Countryside Properties plc	733,150	3,158,953
Cranswick plc	72,884	3,640,033
Crest Nicholson Holdings plc	356,196	945,272
Daily Mail & General Trust plc N.V., Class A	203,340	1,794,207
Dechra Pharmaceuticals plc	141,854	5,982,965
Devro plc	238,723	554,252
Diploma plc	155,938	4,029,708
Dixons Carphone plc	1,435,604	1,775,153
Domino's Pizza Group plc	659,843	2,963,248
Drax Group plc	566,228	2,124,339
Dunelm Group plc	138,554	2,651,036
Electrocomponents plc	628,581	5,714,725
Elementis plc	827,034	798,958
Energean plc *(a)	146,003	1,119,380
Equiniti Group plc	475,388	721,814
Essentra plc	370,969	1,522,909
Ferrexpo plc	413,094	1,019,939
Finablr plc *(b)	225,475	10,318
Firstgroup plc *	1,722,372	1,006,874
Frasers Group plc *	267,686	1,254,463
Funding Circle Holdings plc *	212,208	234,980
Future plc	136,666	2,719,215
Galliford Try Holdings plc	147,946	170,478

28
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Games Workshop Group plc	46,139	5,695,914
Genus plc	92,183	4,159,537
Georgia Capital plc *	68,114	355,685
GoCo Group plc	406,014	619,741
Grafton Group plc	306,642	3,200,457
Grainger plc	936,056	3,922,929
Great Portland Estates plc	360,501	2,913,533
Greencore Group plc	625,853	1,053,348
Greggs plc	141,817	2,690,682
Halfords Group plc	271,639	600,123
Hammerson plc *(a)	1,086,244	704,379
Hastings Group Holdings plc	440,994	1,490,343
Hays plc	2,195,196	3,544,744
Helical plc	136,235	518,962
Hill & Smith Holdings plc	117,108	1,906,709
Hochschild Mining plc	371,159	1,195,694
Hunting plc	196,664	425,530
Ibstock plc *	548,823	1,136,807
IG Group Holdings plc	512,240	5,414,893
Indivior plc *	1,030,736	1,638,183
IntegraFin Holdings plc	369,873	2,659,446
IWG plc	1,031,910	3,890,799
J.D. Wetherspoon plc	112,757	1,545,994
John Laing Group plc	704,235	2,691,137
Jupiter Fund Management plc	586,610	1,646,285
Just Group plc *	1,506,967	1,027,036
Kainos Group plc	77,368	1,160,229
Keller Group plc	101,183	849,453
Lancashire Holdings Ltd.	341,880	3,515,598
LondonMetric Property plc	1,242,267	3,938,773
Man Group plc	2,049,623	3,363,191
Marshalls plc	282,473	2,405,461
Marston's plc	942,677	668,965
McCarthy & Stone plc	759,598	730,252
Mediclinic International plc	559,979	1,949,438
Mitchells & Butlers plc *	300,812	693,574
Mitie Group plc	1,642,116	732,171
Moneysupermarket.com Group plc	736,942	3,005,575
Morgan Advanced Materials plc	391,914	1,212,180
National Express Group plc	603,432	1,018,036
NCC Group plc	370,980	894,102
Network International Holdings plc *	605,032	3,033,042
NewRiver REIT plc	441,580	351,796
OneSavings Bank plc	536,022	2,181,828
Pagegroup plc	443,847	2,289,201
Paragon Banking Group plc	357,111	1,702,227
Petrofac Ltd.	365,694	788,330
Pets at Home Group plc	670,292	2,642,203
Playtech plc	429,144	2,119,708
Plus500 Ltd.	148,491	2,899,819
Polypipe Group plc	266,661	1,553,149
Premier Oil plc *(a)	1,148,178	335,758
Primary Health Properties plc	1,700,597	3,470,169
Provident Financial plc	368,112	1,214,465
PZ Cussons plc	266,793	735,878
QinetiQ Group plc	783,028	3,059,334
Rank Group plc	304,423	551,085
Rathbone Brothers plc	77,794	1,758,259
RDI REIT plc	358,801	409,315
Redde Northgate plc	338,173	850,352
Redrow plc	321,493	1,962,911
Rhi Magnesita N.V.	41,577	1,505,304
Rotork plc	1,261,328	5,063,187
Royal Mail plc	1,298,612	3,121,103
Safestore Holdings plc	291,562	3,058,681
Saga plc	1,572,385	286,537
Sanne Group plc	199,304	1,854,663
Savills plc	188,635	2,060,994
Security	Number of Shares	Value ($)
Schroder Real Estate Investment Trust Ltd.	764,258	309,549
Senior plc	592,813	414,336
Serco Group plc *	1,721,210	3,240,287
Shaftesbury plc	321,548	2,277,539
SIG plc	1,045,757	445,549
Signature Aviation plc	1,168,156	4,129,230
Sirius Real Estate Ltd.	1,361,588	1,356,385
Softcat plc	176,538	3,269,073
Spectris plc	163,953	5,567,150
Spire Healthcare Group plc	395,965	486,703
Spirent Communications plc	854,090	3,333,546
SSP Group plc	749,127	2,461,469
ST Modwen Properties plc	249,516	1,082,450
Stagecoach Group plc	557,759	320,531
Stobart Group Ltd. *(a)	523,314	170,969
Synthomer plc	489,738	2,057,695
TalkTalk Telecom Group plc	964,473	949,165
TBC Bank Group plc *	50,274	611,214
Telecom Plus plc	82,602	1,517,431
The Go-Ahead Group plc	61,554	543,133
The Restaurant Group plc	805,387	608,741
The Unite Group plc	450,764	5,839,350
TI Fluid Systems plc *	321,235	678,123
TP ICAP plc	795,568	3,238,286
Trainline plc *	654,667	3,472,955
Tritax Big Box REIT plc	2,413,452	5,034,663
Tullow Oil plc *	1,937,582	532,355
UDG Healthcare plc	355,758	3,474,916
Ultra Electronics Holdings plc	99,252	3,104,391
Vectura Group plc	849,589	1,249,038
Vesuvius plc	299,344	1,639,299
Victrex plc	116,109	3,003,567
Vistry Group plc	320,217	2,726,879
Watches of Switzerland Group plc *	169,988	779,548
WH Smith plc	177,342	2,794,810
William Hill plc	1,489,604	3,453,485
Wizz Air Holdings plc *	53,348	2,777,210
Workspace Group plc	189,241	1,427,820
		316,082,446
Total Common Stock
(Cost $2,408,926,732)		2,577,688,816

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA *	10,540	894,977
Jungheinrich AG	68,042	2,185,729
Schaeffler AG	106,407	717,096
Sixt SE	24,003	1,353,507
		5,151,309

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	58,993	515,035

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	30,643	242,740

Sweden 0.1%
Klovern AB	22,222	842,509
Total Preferred Stock
(Cost $7,068,865)		6,751,593

29
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Australia 0.0%
Emeco Holdings Ltd. expires 09/15/20 *(b)	253,327	5,620
FlexiGroup Ltd. expires 09/15/20 *(b)	129,735	6,237
Total Rights
(Cost $—)		11,857

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.4% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	727,719	669,399
Picton Property Income Ltd.	759,733	719,192
UK Commercial Property REIT Ltd.	936,103	832,253
		2,220,844

United States 2.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	4,003,127	4,003,127
Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	56,690,209	56,690,209
		60,693,336
Total Other Investment Companies
(Cost $63,725,744)		62,914,180

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	85	8,075,425	145,874
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $53,561,725.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
30
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Brazil 4.6%
Aliansce Sonae Shopping Centers S.A. *	138,191	665,525
Ambev S.A.	5,456,110	12,243,153
Atacadao S.A. *	461,648	1,645,166
B2W Cia Digital *	245,175	5,009,509
B3 S.A. - Brasil Bolsa Balcao	2,532,721	27,146,684
Banco Bradesco S.A.	1,460,582	5,066,603
Banco BTG Pactual S.A. *	289,195	4,234,681
Banco do Brasil S.A.	1,069,097	6,362,861
Banco Santander Brasil S.A.	479,069	2,469,617
BB Seguridade Participacoes S.A.	809,272	3,891,539
BR Malls Participacoes S.A. *	974,299	1,648,133
BRF S.A. *	794,200	2,836,067
CCR S.A.	1,420,138	3,450,745
Centrais Eletricas Brasileiras S.A.	543,824	3,520,150
Cia Brasileira de Distribuicao	210,530	2,437,296
Cia de Locacao das Americas	436,532	1,623,298
Cia de Saneamento Basico do Estado de Sao Paulo	429,011	3,734,168
Cia de Saneamento do Parana	264,635	1,290,396
Cia Energetica de Minas Gerais	55,466	106,667
Cia Paranaense de Energia	36,351	402,678
Cielo S.A.	1,386,147	1,152,196
Cogna Educacao	2,349,751	2,441,455
Companhia Siderurgica Nacional S.A.	847,275	2,349,123
Cosan Logistica S.A. *	133,714	521,606
Cosan S.A.	194,730	2,955,080
CPFL Energia S.A.	243,665	1,276,533
CVC Brasil Operadora e Agencia de Viagens S.A.	180,125	600,865
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	349,493	1,535,988
Duratex S.A.	335,278	972,361
EDP - Energias do Brasil S.A.	409,033	1,393,541
Embraer S.A. *	976,943	1,307,126
Energisa S.A.	313,239	2,480,948
Eneva S.A. *	205,583	1,855,003
Engie Brasil Energia S.A.	223,376	1,735,817
Equatorial Energia S.A.	1,138,205	4,813,496
Fleury S.A.	292,797	1,393,026
Grendene S.A.	375,668	523,178
Guararapes Confeccoes S.A.	78,000	248,820
Hapvida Participacoes e Investimentos S.A.	263,693	3,111,403
Hypera S.A.	513,169	2,960,644
IRB Brasil Resseguros S.A.	985,990	1,281,487
IRB Brasil Resseguros S.A. - RCT *	404,611	510,383
Itau Unibanco Holding S.A.	565,389	2,325,084
Itau Unibanco Holding S.A. ADR	6,056,355	25,800,072
JBS S.A.	1,230,106	5,031,732
Klabin S.A.	498,211	2,333,988
Localiza Rent a Car S.A.	703,109	6,181,474
Lojas Americanas S.A.	354,859	1,771,093
Lojas Renner S.A.	1,004,049	7,956,035
M Dias Branco S.A.	118,753	768,683
Magazine Luiza S.A.	823,015	13,985,209
Security	Number of Shares	Value ($)
Multiplan Empreendimentos Imobiliarios S.A.	307,986	1,168,863
Natura & Co. Holding S.A.	971,177	8,734,733
Neoenergia S.A.	276,024	937,875
Notre Dame Intermedica Participacoes S.A.	568,640	7,680,822
Odontoprev S.A.	312,933	730,723
Petrobras Distribuidora S.A.	895,366	3,482,949
Petroleo Brasileiro S.A.	4,671,564	19,006,783
Porto Seguro S.A.	131,133	1,263,547
Qualicorp Consultoria e Corretora de Seguros S.A.	278,600	1,586,515
Raia Drogasil S.A.	290,002	5,698,648
Rumo S.A. *	1,634,585	6,733,922
Sao Martinho S.A.	196,948	867,721
Sul America S.A.	332,670	2,618,475
Suzano S.A. *	723,416	6,619,786
Tim Participacoes S.A.	1,039,106	2,712,408
TOTVS S.A.	611,875	3,218,927
Transmissora Alianca de Energia Eletrica S.A.	270,935	1,393,222
Ultrapar Participacoes S.A.	1,007,400	3,569,853
Vale S.A.	4,131,962	44,950,781
Via Varejo S.A. *	1,204,273	4,500,191
WEG S.A.	933,061	10,990,795
YDUQS Participacoes S.A.	364,568	1,790,975
		333,616,899

Chile 0.6%
AES Gener S.A.	3,672,248	598,918
Aguas Andinas S.A., A Shares	3,554,512	1,067,861
Banco de Chile	56,002,524	4,692,812
Banco de Credito e Inversiones S.A.	57,320	1,810,720
Banco Santander Chile	80,443,163	3,101,268
Cencosud S.A.	1,653,798	2,452,219
Cencosud Shopping S.A.	495,223	741,395
Cia Cervecerias Unidas S.A.	195,300	1,287,051
Colbun S.A.	9,347,553	1,446,299
Empresa Nacional de Telecomunicaciones S.A.	182,342	1,106,508
Empresas CMPC S.A.	1,485,221	3,092,734
Empresas COPEC S.A.	614,700	4,518,489
Enel Americas S.A.	36,981,274	5,334,264
Enel Chile S.A.	33,685,198	2,597,283
Engie Energia Chile S.A.	688,090	931,566
Falabella S.A.	973,692	3,075,861
Itau CorpBanca Chile S.A.	215,087,314	657,268
Latam Airlines Group S.A. *	297,119	502,471
Parque Arauco S.A.	825,739	1,282,947
Plaza S.A.	333,375	533,008
		40,830,942

China 46.6%
360 Security Technology, Inc., A Shares	140,300	382,647
3SBio, Inc. *	1,522,719	1,787,932
51job, Inc. ADR *	33,737	2,211,123
58.com, Inc. ADR *	124,534	6,894,202
A-Living Services Co., Ltd., H Shares	417,521	2,154,905

31
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
AECC Aviation Power Co., Ltd., A Shares	186,300	1,214,228
Agile Group Holdings Ltd.	1,824,442	2,518,858
Agricultural Bank of China Ltd., A Shares	11,020,400	5,164,945
Agricultural Bank of China Ltd., H Shares	38,958,955	13,019,579
Aier Eye Hospital Group Co., Ltd., A Shares	352,260	2,672,879
Air China Ltd.	368,400	389,961
Air China Ltd., H Shares	2,520,504	1,736,675
Aisino Corp., A Shares	196,000	515,387
Alibaba Group Holding Ltd. ADR *	2,193,976	629,736,931
Alibaba Health Information Technology Ltd. *	5,117,172	12,360,207
Alibaba Pictures Group Ltd. *	16,616,489	2,358,424
Aluminum Corp. of China Ltd., H Shares *	6,723,940	1,648,418
Angang Steel Co., Ltd., H Shares	2,243,105	648,317
Angel Yeast Co., Ltd., A Shares	80,200	813,809
Anhui Anke Biotechnology Group Co., Ltd.	153,900	393,449
Anhui Conch Cement Co., Ltd., A Shares	305,200	2,714,166
Anhui Conch Cement Co., Ltd., H Shares	1,513,474	10,974,915
Anhui Expressway Co., Ltd., H Shares	574,376	281,624
Anhui Gujing Distillery Co., Ltd., A Shares	82,004	3,093,311
ANTA Sports Products Ltd.	1,500,754	14,823,290
Asymchem Laboratories Tianjin Co., Ltd., A Shares	19,300	772,096
Autobio Diagnostics Co., Ltd.	12,800	301,239
Autohome, Inc. ADR	72,429	5,811,703
Avary Holding Shenzhen Co., Ltd., A Shares	71,200	508,338
AVIC Aircraft Co., Ltd., A Shares	230,800	815,482
Avic Capital Co., Ltd., A Shares *	860,700	632,096
AVIC Electromechanical Systems Co., Ltd., A Shares	400,400	603,890
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	140,700	992,212
AVIC Shenyang Aircraft Co., Ltd., A Shares	121,400	1,046,651
AviChina Industry & Technology Co., Ltd., H Shares	3,053,091	1,906,668
AVICOPTER plc, A Shares	96,700	807,581
BAIC Motor Corp., Ltd., H Shares	2,761,795	1,322,072
Baidu, Inc. ADR *	338,433	42,158,599
Bank of Beijing Co., Ltd., A Shares	2,481,300	1,764,296
Bank of Changsha Co., Ltd., A Shares	423,100	566,468
Bank of China Ltd., A Shares	6,421,700	3,075,298
Bank of China Ltd., H Shares	95,360,281	31,252,958
Bank of Communications Co., Ltd., A Shares	4,024,500	2,779,306
Bank of Communications Co., Ltd., H Shares	8,291,412	4,332,848
Bank of Hangzhou Co., Ltd.	704,100	1,331,274
Bank of Jiangsu Co., Ltd., A Shares	665,000	623,333
Bank of Nanjing Co., Ltd., A Shares	767,500	962,576
Bank of Ningbo Co., Ltd., A Shares	500,000	2,591,562
Bank of Shanghai Co., Ltd., A Shares	1,293,370	1,590,004
Baoshan Iron & Steel Co., Ltd., A Shares	1,502,200	1,083,473
BBMG Corp., A Shares	1,152,300	555,192
BBMG Corp., H Shares	2,053,472	431,883
Beijing Capital International Airport Co., Ltd., H Shares	2,301,724	1,627,510
Beijing Dabeinong Technology Group Co., Ltd., A Shares	390,000	647,423
Beijing Enlight Media Co., Ltd., A Shares	332,300	785,975
Beijing Enterprises Holdings Ltd.	654,110	2,080,452
Beijing Enterprises Water Group Ltd. *	6,548,878	2,577,250
Beijing Jetsen Technology Co., Ltd. *	308,300	258,824
Security	Number of Shares	Value ($)
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,383,503	633,538
Beijing Kunlun Tech Co., Ltd., A Shares	97,600	396,861
Beijing New Building Materials plc, A Shares	168,600	807,411
Beijing North Star Co., Ltd., H Shares	1,439,348	312,007
Beijing Orient National Communication Science & Technology Co., Ltd.	151,000	313,061
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	140,700	1,231,329
Beijing Originwater Technology Co., Ltd., A Shares	283,000	402,034
Beijing Shiji Information Technology Co., Ltd., A Shares	100,800	484,194
Beijing Shougang Co., Ltd. *	400,100	307,852
Beijing Shunxin Agriculture Co., Ltd., A Shares	72,700	798,738
Beijing Tiantan Biological Products Corp., Ltd., A Shares	109,200	674,892
Beijing Tongrentang Co., Ltd., A Shares	141,900	615,322
Beijing Yanjing Brewery Co., Ltd.	443,000	517,436
Betta Pharmaceuticals Co., Ltd.	20,000	382,062
BGI Genomics Co., Ltd.	17,300	370,039
Bilibili, Inc. ADR *	186,890	8,830,553
Bluefocus Intelligent Communications Group Co., Ltd. *	271,500	304,435
BOE Technology Group Co., Ltd., A Shares	3,114,100	2,500,683
BOE Technology Group Co., Ltd., B Shares	975,600	397,785
Bosideng International Holdings Ltd.	3,466,530	992,974
Bright Dairy & Food Co., Ltd., A Shares	154,300	490,442
Brilliance China Automotive Holdings Ltd.	3,482,966	3,118,880
BTG Hotels Group Co., Ltd., A Shares	140,900	396,420
BYD Co., Ltd., A Shares	124,500	1,545,082
BYD Co., Ltd., H Shares	904,832	8,989,770
BYD Electronic International Co., Ltd.	957,226	4,057,325
CAR, Inc. *	858,402	273,576
Central China Securities Co., Ltd., H Shares	1,949,135	392,334
CGN Power Co., Ltd., H Shares	14,618,347	3,168,819
Changchun High & New Technology Industry Group, Inc., A Shares	33,600	2,293,914
Changjiang Securities Co., Ltd., A Shares	582,400	725,327
Changsha Jingjia Microelectronics Co., Ltd., A Shares	30,700	327,970
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	42,100	1,017,901
Chaozhou Three-Circle Group Co., Ltd., A Shares	178,500	729,204
China Aerospace Times Electronics Co., Ltd., A Shares	271,900	308,456
China Aoyuan Group Ltd.	1,630,810	1,881,182
China Avionics Systems Co., Ltd., A Shares	138,700	361,272
China Baoan Group Co., Ltd., A Shares	298,900	333,849
China Biologic Products Holdings, Inc. *	28,475	3,005,536
China BlueChemical Ltd., H Shares	2,332,065	343,033
China Cinda Asset Management Co., Ltd., H Shares	10,839,486	2,069,952
China CITIC Bank Corp., Ltd., A Shares	1,171,700	892,998
China CITIC Bank Corp., Ltd., H Shares	11,092,888	4,637,453
China Coal Energy Co., Ltd., A Shares	931,150	556,040
China Coal Energy Co., Ltd., H Shares	2,378,305	598,401
China Communications Construction Co., Ltd., A Shares	378,500	439,336

32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
China Communications Construction Co., Ltd., H Shares	5,670,341	3,182,646
China Communications Services Corp., Ltd., H Shares	3,106,155	2,040,003
China Conch Venture Holdings Ltd.	2,040,742	8,847,433
China Construction Bank Corp., A Shares	945,900	856,249
China Construction Bank Corp., H Shares	115,998,519	82,170,264
China CSSC Holdings Ltd., A Shares *	158,600	483,732
China East Education Holdings Ltd.	500,084	1,104,680
China Eastern Airlines Corp., Ltd., A Shares	1,069,800	788,783
China Eastern Airlines Corp., Ltd., H Shares	2,060,180	850,639
China Enterprise Co., Ltd., A Shares	584,358	360,897
China Everbright Bank Co., Ltd., A Shares	3,199,000	1,793,531
China Everbright Bank Co., Ltd., H Shares	4,354,131	1,561,839
China Everbright International Ltd.	4,710,967	2,844,761
China Everbright Ltd.	1,047,179	1,613,300
China Evergrande Group	2,692,147	6,287,344
China Feihe Ltd.	1,389,926	2,815,667
China Film Co., Ltd., A Shares	154,300	338,376
China Foods Ltd.	1,091,150	387,175
China Fortune Land Development Co., Ltd., A Shares	267,960	657,268
China Galaxy Securities Co., Ltd., H Shares	4,980,506	3,001,098
China Gas Holdings Ltd.	3,231,086	8,859,258
China Gezhouba Group Co., Ltd., A Shares	575,100	534,028
China Great Wall Securities Co., Ltd., A Shares	222,500	452,527
China Greatwall Technology Group Co., Ltd., A Shares	288,700	746,498
China Hongqiao Group Ltd.	3,239,148	2,089,732
China Huarong Asset Management Co., Ltd., H Shares	14,099,159	1,619,098
China International Capital Corp., Ltd., H Shares *	1,410,680	3,352,803
China International Marine Containers Group Co., Ltd., H Shares	599,195	610,781
China Jinmao Holdings Group Ltd. *	7,333,853	4,589,484
China Jushi Co., Ltd., A Shares	323,600	701,614
China Lesso Group Holdings Ltd.	1,113,107	2,076,802
China Life Insurance Co., Ltd., A Shares	503,500	3,211,038
China Life Insurance Co., Ltd., H Shares	9,115,264	22,205,529
China Literature Ltd. *	265,153	1,647,338
China Longyuan Power Group Corp., Ltd., H Shares	4,292,991	2,708,686
China Machinery Engineering Corp., H Shares	1,134,161	266,340
China Medical System Holdings Ltd.	1,554,685	1,755,256
China Merchants Bank Co., Ltd., A Shares	1,789,200	9,845,740
China Merchants Bank Co., Ltd., H Shares	4,748,553	22,670,072
China Merchants Energy Shipping Co., Ltd., A Shares	651,500	614,484
China Merchants Expressway Network & Technology Holdings Co., Ltd., A Shares	433,500	446,845
China Merchants Port Holdings Co., Ltd.	1,757,897	2,011,903
China Merchants Securities Co., Ltd., A Shares *	622,180	1,957,612
Security	Number of Shares	Value ($)
China Merchants Securities Co., Ltd., H Shares *	1,521,167	1,962,758
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	667,400	1,627,294
China Minsheng Banking Corp., Ltd., A Shares	2,955,400	2,394,818
China Minsheng Banking Corp., Ltd., H Shares	8,090,925	4,927,539
China Mobile Ltd.	6,573,447	45,928,421
China Molybdenum Co., Ltd., H Shares	5,986,035	2,432,986
China National Accord Medicines Corp., Ltd., A Shares	53,800	426,055
China National Building Material Co., Ltd., H Shares	4,857,960	6,832,353
China National Chemical Engineering Co., Ltd., A Shares	363,200	310,747
China National Medicines Corp., Ltd., A Shares	76,600	501,373
China National Nuclear Power Co., Ltd., A Shares	1,666,600	1,133,915
China National Software & Service Co., Ltd., A Shares	46,900	676,813
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares *	392,000	706,832
China Oilfield Services Ltd., A Shares	319,829	616,856
China Oilfield Services Ltd., H Shares	2,000,274	1,571,798
China Overseas Land & Investment Ltd.	4,785,624	13,862,604
China Pacific Insurance (Group) Co., Ltd., A Shares	479,000	2,155,418
China Pacific Insurance (Group) Co., Ltd., H Shares	3,272,267	9,098,837
China Petroleum & Chemical Corp., A Shares	2,779,900	1,635,677
China Petroleum & Chemical Corp., H Shares	32,200,167	14,874,112
China Power International Development Ltd.	5,740,204	1,110,986
China Railway Construction Corp., Ltd., A Shares	1,105,800	1,441,755
China Railway Construction Corp., Ltd., H Shares	2,285,664	1,757,715
China Railway Group Ltd., H Shares	4,920,905	2,527,074
China Railway Signal & Communication Corp., Ltd., H shares	2,174,966	881,195
China Reinsurance Group Corp., H Shares	8,418,833	901,612
China Resources Beer Holdings Co., Ltd.	1,962,920	12,765,065
China Resources Cement Holdings Ltd.	2,729,929	3,980,336
China Resources Gas Group Ltd.	1,099,790	5,165,365
China Resources Land Ltd.	3,444,471	15,933,148
China Resources Pharmaceutical Group Ltd.	2,011,903	1,139,624
China Resources Power Holdings Co., Ltd.	2,377,029	2,821,709
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	97,200	404,459
China Satellite Communications Co., Ltd., A Shares	136,500	456,983
China Shenhua Energy Co., Ltd., A Shares	666,500	1,572,551
China Shenhua Energy Co., Ltd., H Shares	4,244,270	7,086,425
China Shipbuilding Industry Co., Ltd., A Shares *	2,145,300	1,519,124
China South City Holdings Ltd.	3,799,116	387,257

33
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
China South Publishing & Media Group Co., Ltd., A Shares	327,400	535,377
China Southern Airlines Co., Ltd., A Shares *	816,100	698,239
China Southern Airlines Co., Ltd., H Shares *	1,802,574	951,275
China Spacesat Co., Ltd., A Shares	82,600	475,883
China State Construction Engineering Corp., Ltd., A Shares	3,693,100	2,771,517
China State Construction International Holdings Ltd.	2,172,311	1,684,560
China Taiping Insurance Holdings Co., Ltd.	1,840,224	2,925,306
China Telecom Corp., Ltd., H Shares	17,445,055	5,717,365
China Tourism Group Duty Free Corp., Ltd., A Shares	170,600	5,180,906
China Tower Corp., Ltd., H Shares	57,989,823	11,073,971
China Traditional Chinese Medicine Holdings Co., Ltd.	3,168,689	1,353,311
China TransInfo Technology Co., Ltd., A Shares	104,300	372,481
China Unicom Hong Kong Ltd.	7,524,771	5,330,348
China United Network Communications Ltd., A Shares	2,735,700	2,072,999
China Vanke Co., Ltd., A Shares	796,500	3,171,277
China Vanke Co., Ltd., H Shares	2,402,367	7,470,442
China Yangtze Power Co., Ltd., A Shares	1,201,400	3,385,387
China Zheshang Bank Co., Ltd., A Shares	966,900	588,682
China Zhongwang Holdings Ltd.	1,876,896	397,168
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	158,700	306,086
Chongqing Brewery Co., Ltd., A Shares	44,800	595,554
Chongqing Changan Automobile Co., Ltd., A Shares *	380,575	650,670
Chongqing Changan Automobile Co., Ltd., B Shares *	1,073,200	573,285
Chongqing Department Store Co., Ltd., A Shares	74,600	363,897
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	76,600	572,055
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,240,536	1,321,277
Chongqing Zhifei Biological Products Co., Ltd., A Shares	108,300	2,137,016
CIFI Holdings Group Co., Ltd.	4,444,031	3,784,521
CIMC Enric Holdings Ltd.	753,416	302,333
CITIC Ltd.	6,093,963	5,559,159
Citic Pacific Special Steel Group Co., Ltd., A Shares	438,310	1,156,386
CITIC Securities Co., Ltd., A Shares	951,500	4,417,731
CITIC Securities Co., Ltd., H Shares	2,758,069	6,626,355
CNOOC Ltd.	19,822,189	22,558,493
Contemporary Amperex Technology Co., Ltd., A Shares	69,000	2,078,820
COSCO Shipping Development Co., Ltd., H Shares	6,401,582	652,536
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,242,764	1,033,098
COSCO SHIPPING Holdings Co., Ltd., A Shares *	1,097,701	871,859
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,688,613	1,349,484
COSCO SHIPPING Ports Ltd.	2,125,282	1,203,846
Country Garden Holdings Co., Ltd.	9,638,556	11,951,578
Country Garden Services Holdings Co., Ltd.	1,581,949	11,032,605
Security	Number of Shares	Value ($)
CRRC Corp., Ltd., A Shares	2,084,800	1,783,714
CRRC Corp., Ltd., H Shares	5,221,730	2,358,155
CSC Financial Co., Ltd., A Shares	103,400	789,108
CSC Financial Co., Ltd., H Shares (a)	1,168,916	1,737,503
CSG Holding Co., Ltd., A Shares	616,646	527,590
CSPC Pharmaceutical Group Ltd.	6,607,768	14,681,750
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	544,844	617,244
Da An Gene Co., Ltd. of Sun Yat-Sen University, A Shares	117,700	659,889
Dali Foods Group Co., Ltd.	2,580,803	1,581,752
Daqin Railway Co., Ltd., A Shares	1,356,400	1,311,019
Datang International Power Generation Co., Ltd., A Shares	852,700	306,263
Datang International Power Generation Co., Ltd., H Shares	3,074,274	412,540
Dawning Information Industry Co., Ltd., A Shares	92,120	607,798
Dazhong Transportation Group Co., Ltd., A Shares	973,700	548,752
DHC Software Co., Ltd., A Shares	304,100	517,700
Dian Diagnostics Group Co., Ltd., A Shares	66,800	418,015
Dong-E-E-Jiao Co., Ltd., A Shares	85,500	577,103
Dongfang Electric Corp., Ltd., H Shares	951,490	540,190
Dongfeng Motor Group Co., Ltd., H Shares	3,626,373	2,517,356
Dongxing Securities Co., Ltd., A Shares	358,700	699,159
Doushen Beijing Education & Technology, Inc., A Shares *	175,600	500,458
East Money Information Co., Ltd., A Shares	711,480	2,717,464
ENN Energy Holdings Ltd.	947,587	10,514,955
Eve Energy Co., Ltd., A Shares	155,936	1,115,821
Everbright Securities Co., Ltd., A Shares	441,000	1,411,375
Fangda Carbon New Material Co., Ltd., A Shares *	376,180	369,636
Far East Horizon Ltd.	2,520,613	2,231,106
FAW Jiefang Group Co., Ltd., A Shares *	226,900	467,439
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	99,300	381,301
Financial Street Holdings Co., Ltd., A Shares	499,700	499,032
Focus Media Information Technology Co., Ltd., A Shares	1,176,200	1,294,839
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	95,260	2,548,000
Fosun International Ltd.	2,720,039	3,028,836
Founder Securities Co., Ltd., A Shares *	746,200	955,472
Foxconn Industrial Internet Co., Ltd., A Shares	359,400	773,462
Fujian Sunner Development Co., Ltd., A Shares	88,800	348,502
Fuyao Glass Industry Group Co., Ltd., A Shares	123,600	522,974
Fuyao Glass Industry Group Co., Ltd., H Shares	759,131	2,443,865
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	524,377
Ganfeng Lithium Co., Ltd., A Shares	167,200	1,233,039
Ganfeng Lithium Co., Ltd., H Shares	69,578	352,372
GD Power Development Co., Ltd., A Shares	1,941,600	581,135
GDS Holdings Ltd. ADR *	103,390	8,368,387
Geely Automobile Holdings Ltd.	6,586,536	13,920,693
GEM Co., Ltd.	539,000	426,532
Gemdale Corp., A Shares	426,600	891,923

34
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Genscript Biotech Corp. *	1,092,705	2,112,052
GF Securities Co., Ltd., A Shares	550,100	1,298,718
GF Securities Co., Ltd., H Shares	1,899,848	2,247,906
Gigadevice Semiconductor Beijing, Inc., A Shares	41,260	1,201,990
Glodon Co., Ltd., A Shares	94,900	965,468
GoerTek, Inc., A Shares	289,400	1,736,193
GOME Retail Holdings Ltd. *(a)	13,941,266	1,996,710
Gotion High-tech Co., Ltd., A Shares *	98,400	364,053
Grandjoy Holdings Group Co., Ltd., A Shares	587,400	469,121
Great Wall Motor Co., Ltd., H Shares	4,352,736	4,723,329
Gree Electric Appliances, Inc. of Zhuhai, A Shares	535,700	4,262,668
Greenland Holdings Corp., Ltd., A Shares	750,100	837,807
Greentown China Holdings Ltd.	945,071	1,243,811
GRG Banking Equipment Co., Ltd., A Shares	267,500	546,393
GSX Techedu, Inc. ADR *	55,281	4,720,997
Guangdong Electric Power Development Co., Ltd., B Shares	1,067,114	301,540
Guangdong Haid Group Co., Ltd., A Shares	137,400	1,419,709
Guangdong HEC Technology Holding Co., Ltd., A Shares *	430,500	407,297
Guangdong Investment Ltd.	3,661,904	5,717,185
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	624,300	1,090,154
Guanghui Energy Co., Ltd., A Shares *	1,083,000	460,134
Guangshen Railway Co., Ltd., H shares	3,432,486	668,768
Guangzhou Automobile Group Co., Ltd., A Shares	513,160	777,702
Guangzhou Automobile Group Co., Ltd., H Shares	3,661,005	3,146,041
Guangzhou Baiyun International Airport Co., Ltd., A Shares	157,000	348,881
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	156,400	742,364
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	259,362	679,348
Guangzhou Haige Communications Group, Inc. Co., A Shares	288,800	557,432
Guangzhou R&F Properties Co., Ltd., H Shares	1,429,470	1,818,620
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	355,072
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	60,200	354,741
Guosen Securities Co., Ltd., A Shares	412,700	844,182
Guosheng Financial Holding, Inc., A Shares *	282,000	414,200
Guotai Junan Securities Co., Ltd., A Shares	706,000	1,993,538
Guotai Junan Securities Co., Ltd., H Shares	831,507	1,298,199
Guoyuan Securities Co., Ltd., A Shares	349,100	561,688
Haidilao International Holding Ltd.	451,571	2,913,305
Haier Electronics Group Co., Ltd.	1,540,260	5,276,531
Haier Smart Home Co., Ltd., A Shares	626,500	2,039,808
Haisco Pharmaceutical Group Co., Ltd., A Shares	69,700	268,760
Haitian International Holdings Ltd.	704,965	1,706,437
Haitong Securities Co., Ltd., A Shares *	682,700	1,512,094
Haitong Securities Co., Ltd., H Shares *	4,056,648	3,684,935
Han's Laser Technology Industry Group Co., Ltd., A Shares	87,400	474,188
Security	Number of Shares	Value ($)
Hangzhou First Applied Material Co., Ltd., A Shares	61,200	626,909
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	830,200	4,535,758
Hangzhou Robam Appliances Co., Ltd., A Shares	103,600	589,913
Hangzhou Shunwang Technology Co., Ltd., A Shares	76,100	235,662
Hangzhou Tigermed Consulting Co., Ltd., A Shares	62,500	1,022,025
Hansoh Pharmaceutical Group Co., Ltd. *	1,195,440	5,668,590
Health & Happiness H&H International Holdings Ltd.	192,235	842,097
Hefei Meiya Optoelectronic Technology, Inc., A Shares	61,700	525,641
Heilongjiang Agriculture Co., Ltd., A Shares	155,900	458,881
Henan Shuanghui Investment & Development Co., Ltd., A Shares	271,700	2,518,991
Hengan International Group Co., Ltd.	895,028	7,056,149
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	226,300	387,236
Hengli Petrochemical Co., Ltd., A Shares	227,700	699,142
HengTen Networks Group Ltd. *(a)	25,081,243	805,820
Hengtong Optic-electric Co., Ltd., A Shares	199,000	475,044
Hesteel Co., Ltd., A Shares *	1,535,900	497,828
Hithink RoyalFlush Information Network Co., Ltd., A Shares	46,800	1,147,391
Holitech Technology Co., Ltd., A Shares	374,600	287,138
Hongfa Technology Co., Ltd., A Shares	76,500	521,381
Hongta Securities Co., Ltd., A Shares	107,000	325,102
Hopson Development Holdings Ltd.	808,283	1,618,621
Huaan Securities Co., Ltd., A Shares	378,800	497,755
Huadian Fuxin Energy Corp., Ltd., H Shares	3,173,974	1,015,652
Huadian Power International Corp., Ltd., A Shares	1,344,100	786,936
Huadian Power International Corp., Ltd., H Shares	1,773,017	496,435
Huadong Medicine Co., Ltd., A Shares	161,700	660,101
Huagong Tech Co., Ltd., A Shares	115,400	410,268
Huaibei Mining Holdings Co., Ltd., A Shares	377,100	520,297
Hualan Biological Engineering, Inc., A Shares	153,880	1,294,100
Huaneng Power International, Inc., A Shares	344,300	276,982
Huaneng Power International, Inc., H Shares	5,721,387	2,384,480
Huatai Securities Co., Ltd., A Shares	599,800	1,874,936
Huatai Securities Co., Ltd., H Shares	2,066,105	3,625,611
Huaxi Securities Co., Ltd., A Shares	215,400	402,549
Huaxia Bank Co., Ltd., A Shares	1,249,700	1,173,222
Huaxin Cement Co., Ltd., B Shares	694,567	1,607,923
Huayu Automotive Systems Co., Ltd., A Shares	298,200	1,083,232
Huazhu Group Ltd. ADR	183,612	8,212,965
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	568,100	466,978
Hubei Energy Group Co., Ltd., A Shares	1,071,700	610,241
Hunan Valin Steel Co., Ltd., A Shares	821,200	583,904
Hundsun Technologies, Inc., A Shares	84,630	1,376,984
Iflytek Co., Ltd., A Shares	206,100	1,134,142
Industrial & Commercial Bank of China Ltd., A Shares	7,405,000	5,362,534

35
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Industrial & Commercial Bank of China Ltd., H Shares	97,931,924	54,840,816
Industrial Bank Co., Ltd., A Shares	1,807,100	4,263,702
Industrial Securities Co., Ltd., A Shares	741,300	889,670
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,538,200	599,244
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	566,200	3,467,062
Innovent Biologics, Inc. *	1,547,916	10,315,912
Inspur Electronic Information Industry Co., Ltd., A Shares	128,428	676,909
iQIYI, Inc. ADR *	284,170	6,152,281
Jafron Biomedical Co., Ltd., A Shares	67,450	750,511
Jason Furniture Hangzhou Co., Ltd., A Shares	62,900	603,639
JD.com, Inc. ADR *	1,078,337	84,800,422
Jiangsu Eastern Shenghong Co., Ltd., A Shares	621,900	538,442
Jiangsu Expressway Co., Ltd., A Shares	333,400	467,791
Jiangsu Expressway Co., Ltd., H Shares	1,350,557	1,352,273
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	86,284	825,280
Jiangsu Hengrui Medicine Co., Ltd., A Shares	450,100	6,234,494
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	900,424
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	131,900	2,717,092
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	85,000	456,823
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	265,600	377,703
Jiangsu Zhongtian Technology Co., Ltd., A Shares	364,200	600,872
Jiangxi Bank Co., Ltd., H Shares	1,250,110	532,295
Jiangxi Copper Co., Ltd., H Shares	1,740,512	2,052,642
Jiangxi Zhengbang Technology Co., Ltd., A Shares	229,400	832,306
Jiayuan International Group Ltd.	1,865,257	885,679
Jinke Properties Group Co., Ltd., A Shares	453,004	675,953
Jinxin Fertility Group Ltd.	1,353,535	1,910,630
Jinyu Bio-Technology Co., Ltd., A Shares	138,100	580,697
Jizhong Energy Resources Co., Ltd., A Shares	590,000	322,171
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	281,400	800,754
Jointown Pharmaceutical Group Co., Ltd., A Shares *	197,400	510,710
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	64,000	762,489
Joyoung Co., Ltd., A Shares	100,600	647,739
JOYY, Inc. *	67,048	5,728,581
Juewei Food Co., Ltd., A Shares	27,500	378,222
KE Holdings, Inc. *	115,000	5,898,350
Kingboard Holdings Ltd.	954,988	3,074,386
Kingboard Laminates Holdings Ltd.	1,413,465	1,781,843
Kingdee International Software Group Co., Ltd.	2,817,203	7,182,820
Kingsoft Corp., Ltd.	1,072,274	5,741,743
Kuang-Chi Technologies Co., Ltd., A Shares *	308,200	1,016,961
Kunlun Energy Co., Ltd.	3,675,441	2,741,115
Kweichow Moutai Co., Ltd., A Shares	109,800	28,639,714
KWG Group Holdings Ltd.	1,586,076	3,016,556
Lao Feng Xiang Co., Ltd., A Shares	118,331	929,489
Security	Number of Shares	Value ($)
Laobaixing Pharmacy Chain JSC, A Shares	37,100	481,656
Lee & Man Paper Manufacturing Ltd.	1,986,064	1,189,053
Legend Holdings Corp., H Shares	609,696	898,399
Lens Technology Co., Ltd., A Shares	151,400	763,062
Leo Group Co., Ltd., A Shares	567,900	253,721
Lepu Medical Technology Beijing Co., Ltd., A Shares	157,400	890,742
Leyard Optoelectronic Co., Ltd., A Shares	349,600	351,175
Li Ning Co., Ltd.	2,255,640	9,546,266
Liaoning Cheng Da Co., Ltd., A Shares	146,400	560,237
Livzon Pharmaceutical Group, Inc., H Shares	244,367	1,171,362
Logan Group Co., Ltd.	1,271,484	2,369,016
Lomon Billions Group Co., Ltd., A Shares	222,500	762,441
Longfor Group Holdings Ltd.	2,163,847	11,461,187
LONGi Green Energy Technology Co., Ltd., A Shares *	352,900	3,260,479
Luenmei Quantum Co., Ltd., A Shares	131,600	260,158
Luxshare Precision Industry Co., Ltd., A Shares	618,717	4,968,417
Luye Pharma Group Ltd.	2,106,294	1,141,453
Luzhou Laojiao Co., Ltd., A Shares	128,300	2,800,472
Maanshan Iron & Steel Co., Ltd., A Shares	1,101,100	451,748
Maccura Biotechnology Co., Ltd., A Shares	35,800	266,521
Mango Excellent Media Co., Ltd., A Shares	162,170	1,681,095
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	365,700	937,590
Meitu, Inc. *	2,519,826	552,725
Meituan Dianping, B Shares *	4,465,544	147,273,672
Metallurgical Corp. of China Ltd., A Shares	1,409,900	580,498
Metallurgical Corp. of China Ltd., H Shares	3,119,722	535,374
Momo, Inc. ADR	186,518	3,804,967
Montnets Rongxin Technology Group Co., Ltd., A Shares *	93,300	252,009
Muyuan Foodstuff Co., Ltd., A Shares	309,090	3,962,258
NanJi E-Commerce Co., Ltd., A Shares	199,500	539,736
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	55,380	397,896
Nanjing Securities Co., Ltd., A Shares	110,100	237,588
NARI Technology Co., Ltd., A Shares	419,900	1,373,274
NAURA Technology Group Co., Ltd., A Shares	46,000	1,237,789
NavInfo Co., Ltd., A Shares	192,200	461,337
NetEase, Inc. ADR	92,913	45,268,143
New China Life Insurance Co., Ltd., A Shares	113,800	994,420
New China Life Insurance Co., Ltd., H Shares	1,167,454	4,662,194
New Hope Liuhe Co., Ltd., A Shares	367,700	2,040,049
New Oriental Education & Technology Group, Inc. ADR *	170,233	24,961,265
Newland Digital Technology Co., Ltd., A Shares	148,900	376,753
Nine Dragons Paper Holdings Ltd.	2,008,397	2,228,630
Ninestar Corp., A Shares	61,400	327,477
Ningbo Joyson Electronic Corp., A Shares	135,300	453,558
Ningbo Tuopu Group Co., Ltd., A Shares	107,700	653,828
Ningbo Zhoushan Port Co., Ltd., A Shares	893,800	484,147

36
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Ningxia Baofeng Energy Group Co., Ltd., A Shares	439,300	801,742
NIO, Inc. ADR *	1,019,325	19,397,755
Northeast Securities Co., Ltd., A Shares	337,900	528,867
NSFOCUS Technologies Group Co., Ltd., A Shares	90,700	281,668
Offshore Oil Engineering Co., Ltd., A Shares	414,000	297,392
OFILM Group Co., Ltd., A Shares *	242,000	668,144
OneConnect Financial Technology Co., Ltd. *	41,109	886,721
Oppein Home Group, Inc., A Shares	28,840	425,285
Orient Securities Co., Ltd., A Shares	573,100	988,197
Orient Securities Co., Ltd., H Shares	1,079,325	682,399
Oriental Pearl Group Co., Ltd., A Shares	302,500	470,810
Ourpalm Co., Ltd., A Shares *	304,000	393,252
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	1,337,500	425,710
Perfect World Co., Ltd., A Shares	91,950	491,490
PetroChina Co., Ltd., H Shares	26,021,052	8,998,074
Pharmaron Beijing Co., Ltd., A Shares	48,700	782,852
Pharmaron Beijing Co., Ltd., H Shares	50,992	677,687
PICC Property & Casualty Co., Ltd., H Shares	8,425,441	6,511,924
Pinduoduo, Inc. ADR *	341,362	30,360,736
Ping An Bank Co., Ltd., A Shares	1,726,000	3,800,191
Ping An Healthcare & Technology Co., Ltd. *	450,786	6,572,624
Ping An Insurance Group Co. of China Ltd., A Shares *	989,000	11,063,735
Ping An Insurance Group Co. of China Ltd., H Shares	6,807,897	72,513,680
Poly Developments & Holdings Group Co., Ltd., A Shares	1,041,200	2,447,504
Poly Property Group Co., Ltd.	2,440,045	768,206
Poly Property Services Co., Ltd.	172,504	1,510,215
Postal Savings Bank of China Co., Ltd., H Shares	11,682,376	5,532,063
Power Construction Corp. of China Ltd., A Shares	1,015,400	603,386
Qingdao Port International Co., Ltd., H Shares	1,495,289	912,591
Qingdao TGOOD Electric Co., Ltd., A Shares	96,700	290,983
Red Star Macalline Group Corp., Ltd., H Shares	1,010,988	671,805
RiseSun Real Estate Development Co., Ltd., A Shares	386,200	464,625
Rongsheng Petro Chemical Co., Ltd., A Shares	275,000	794,989
SAIC Motor Corp., Ltd., A Shares	858,300	2,338,375
Sanan Optoelectronics Co., Ltd., A Shares	356,500	1,412,644
Sangfor Technologies, Inc., A Shares	12,400	398,261
Sansteel Minguang Co., Ltd. Fujian, A Shares	379,700	385,291
Sany Heavy Industry Co., Ltd., A Shares	733,500	2,371,052
SDIC Capital Co., Ltd., A Shares	205,800	456,121
SDIC Power Holdings Co., Ltd., A Shares	572,900	757,827
Sealand Securities Co., Ltd., A Shares	697,600	568,334
Seazen Group Ltd.	2,380,647	2,159,435
Seazen Holdings Co., Ltd., A Shares	225,600	1,182,488
SF Holding Co., Ltd., A Shares	209,300	2,600,531
SG Micro Corp., A Shares	14,950	622,412
Shaanxi Coal Industry Co., Ltd., A Shares	766,800	910,198
Shandong Chenming Paper Holdings Ltd., A Shares	730,350	619,542
Security	Number of Shares	Value ($)
Shandong Chenming Paper Holdings Ltd., H Shares	555,612	252,351
Shandong Gold Mining Co., Ltd., A Shares	444,304	1,880,580
Shandong Gold Mining Co., Ltd., H Shares	414,054	1,164,671
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares *	122,800	450,382
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	266,100	1,044,329
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,941,100	753,864
Shandong Sun Paper Industry JSC Ltd., A Shares	392,300	799,589
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,862,128	6,684,324
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	46,800	418,177
Shanghai Baosight Software Co., Ltd., A Shares	105,900	1,074,902
Shanghai Construction Group Co., Ltd., A Shares	1,070,900	497,209
Shanghai Electric Group Co., Ltd., A Shares	910,600	739,206
Shanghai Electric Group Co., Ltd., H Shares *	3,462,247	1,018,551
Shanghai Electric Power Co., Ltd., A Shares	422,900	464,939
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	128,200	1,026,102
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	739,412	3,124,552
Shanghai Industrial Holdings Ltd.	594,874	893,445
Shanghai International Airport Co., Ltd., A Shares	166,800	1,860,599
Shanghai International Port Group Co., Ltd., A Shares	1,158,700	751,134
Shanghai Jahwa United Co., Ltd., A Shares	69,900	424,147
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	133,475	810,693
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	202,900	420,662
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	517,040	939,846
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	431,430	370,598
Shanghai M&G Stationery, Inc., A Shares	53,800	545,922
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	178,370	471,372
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	212,600	689,096
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,042,014	1,858,110
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,543,400	3,847,138
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	25,300	365,843
Shanghai RAAS Blood Products Co., Ltd., A Shares	640,100	840,177
Shanghai Shibei Hi-Tech Co., Ltd., A Shares	444,900	595,006
Shanghai Shimao Co., Ltd., A Shares	563,000	540,876
Shanghai Tunnel Engineering Co., Ltd., A Shares	579,900	506,311

37
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	439,501
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	571,600	827,045
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	155,400	501,199
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	1,460,086	365,022
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	496,700	456,876
Shanxi Securities Co., Ltd., A Shares	469,600	563,590
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	74,500	2,145,214
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	915,570	564,115
Shanying International Holding Co., Ltd., A Shares *	770,400	364,439
Shenergy Co., Ltd., A Shares	675,700	565,291
Shengyi Technology Co., Ltd., A Shares	195,300	707,444
Shennan Circuits Co., Ltd., A Shares	19,080	386,244
Shenwan Hongyuan Group Co., Ltd.	2,157,989	629,285
Shenwan Hongyuan Group Co., Ltd., A Shares	2,008,600	1,654,001
Shenzhen Airport Co., Ltd., A Shares	440,300	592,068
Shenzhen Everwin Precision Technology Co., Ltd., A Shares	95,200	337,203
Shenzhen Expressway Co., Ltd., A Shares	382,099	499,859
Shenzhen Expressway Co., Ltd., H Shares	634,917	575,101
Shenzhen Goodix Technology Co., Ltd., A Shares	15,700	410,199
Shenzhen Inovance Technology Co., Ltd., A Shares	158,100	1,288,040
Shenzhen International Holdings Ltd.	1,213,070	1,947,135
Shenzhen Investment Ltd.	4,423,942	1,501,257
Shenzhen Kaifa Technology Co., Ltd., A Shares	113,600	422,114
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	53,400	1,543,724
Shenzhen Kingdom Sci-Tech Co., Ltd., A Shares	144,000	422,593
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	79,300	3,964,913
Shenzhen MTC Co., Ltd., A Shares *	440,600	476,679
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	906,500	946,318
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	159,400	877,623
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	803,191
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	82,500	444,833
Shenzhou International Group Holdings Ltd.	899,010	14,499,881
Shijiazhuang Changshan BeiMing Technology Co., Ltd., A Shares *	136,700	189,607
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	57,000	237,848
Shimao Group Holdings Ltd.	1,762,451	7,936,561
Siasun Robot & Automation Co., Ltd., A Shares *	200,600	463,634
Sichuan Chuantou Energy Co., Ltd., A Shares	578,800	846,759
Sichuan Expressway Co., Ltd., H Shares	1,763,160	404,950
Security	Number of Shares	Value ($)
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	146,000	527,371
Sichuan Swellfun Co., Ltd., A Shares	51,600	573,245
Sihuan Pharmaceutical Holdings Group Ltd.	4,286,970	519,958
SINA Corp. *	74,020	3,011,504
Sino Biopharmaceutical Ltd.	12,170,823	14,055,066
Sino-Ocean Group Holding Ltd.	3,867,559	893,264
Sinolink Securities Co., Ltd., A Shares	428,700	973,927
Sinoma Science & Technology Co., Ltd., A Shares	203,000	590,700
Sinopec Engineering Group Co., Ltd., H Shares	1,820,787	808,179
Sinopec Oilfield Service Corp., A Shares *	1,508,550	418,482
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,099,700	560,355
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,460,842	714,483
Sinopharm Group Co., Ltd., H Shares	1,548,484	3,812,194
Sinotrans Ltd., H Shares	3,380,605	802,606
Sinotruk Hong Kong Ltd.	824,562	2,143,820
SOHO China Ltd. *	2,413,453	744,263
Songcheng Performance Development Co., Ltd., A Shares	284,800	743,483
SooChow Securities Co., Ltd., A Shares	366,950	576,478
Southwest Securities Co., Ltd., A Shares	706,100	578,352
Spring Airlines Co., Ltd., A Shares	66,500	428,371
STO Express Co., Ltd., A Shares	116,200	279,933
Sunac China Holdings Ltd.	3,096,253	13,023,986
Sungrow Power Supply Co., Ltd., A Shares	175,300	561,286
Suning.com Co., Ltd., A Shares	1,020,500	1,467,616
Sunny Optical Technology Group Co., Ltd.	818,017	12,127,527
Sunwoda Electronic Co., Ltd., A Shares	160,800	562,987
Suzhou Anjie Technology Co., Ltd., A Shares *	70,100	251,982
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	399,700	613,338
Taiji Computer Corp., Ltd., A Shares	71,538	317,626
TAL Education Group ADR *	455,447	33,616,543
Tangshan Jidong Cement Co., Ltd., A Shares	179,000	468,333
TangShan Port Group Co., Ltd., A Shares	1,364,500	519,969
TBEA Co., Ltd., A Shares	317,149	378,311
TCL Corp., A Shares	1,224,400	1,265,668
Tencent Holdings Ltd.	7,136,465	488,493,085
Tencent Music Entertainment Group ADR *	564,940	8,830,012
The Pacific Securities Co., Ltd., A Shares *	932,900	578,878
The People's Insurance Co. Group of China Ltd., H Shares *	10,572,169	3,451,235
Thunder Software Technology Co., Ltd., A Shares	31,300	420,432
Tianfeng Securities Co., Ltd., A Shares	653,820	659,629
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	360,100	385,907
Tianjin Chase Sun Pharmaceutical Co., Ltd., A Shares	295,600	244,709
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	257,900	815,969
Tianma Microelectronics Co., Ltd., A Shares	188,800	452,901
Tianqi Lithium Corp., A Shares *	116,000	384,456
Times China Holdings Ltd.	970,238	1,492,260
Times Neighborhood Holdings Ltd.	568,099	813,649

38
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Tongcheng-Elong Holdings Ltd. *	1,010,128	1,981,116
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	152,300	316,423
Tongkun Group Co., Ltd., A Shares	348,300	820,259
Tongling Nonferrous Metals Group Co., Ltd., A Shares	1,866,600	624,094
Tongwei Co., Ltd., A Shares	389,600	1,387,944
Topchoice Medical Corp., A Shares *	37,700	1,245,575
Topsports International Holdings Ltd.	1,513,760	1,873,120
TravelSky Technology Ltd., H Shares	1,192,491	2,480,333
Trip.com Group Ltd. ADR *	585,672	17,710,721
Tsingtao Brewery Co., Ltd., A Shares	21,600	275,505
Tsingtao Brewery Co., Ltd., H Shares	519,773	4,734,873
Tunghsu Optoelectronic Technology Co., Ltd., A Shares *	510,000	233,810
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	1,017,160
Unisplendour Corp., Ltd., A Shares	128,520	615,471
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,000	276,617
Venustech Group, Inc., A Shares	83,000	462,192
Vipshop Holdings Ltd. ADR *	518,473	8,559,989
Walvax Biotechnology Co., Ltd., A Shares *	132,000	1,223,801
Wanda Film Holding Co., Ltd., A Shares *	180,900	489,415
Wangfujing Group Co., Ltd., A Shares	82,700	620,025
Wangsu Science & Technology Co., Ltd., A Shares	288,900	386,373
Wanhua Chemical Group Co., Ltd., A Shares	295,700	3,164,167
Weibo Corp. ADR *	70,126	2,615,700
Weichai Power Co., Ltd., A Shares	559,300	1,210,198
Weichai Power Co., Ltd., H Shares	2,422,795	4,895,514
Weifu High-Technology Group Co., Ltd., A Shares	169,100	615,255
Wens Foodstuffs Group Co., Ltd., A Shares	178,120	641,832
Western Securities Co., Ltd., A Shares	428,400	610,468
Westone Information Industry, Inc., A Shares	117,300	376,092
Will Semiconductor Ltd., A Shares	49,500	1,212,937
Wingtech Technology Co., Ltd., A Shares	101,600	2,047,976
Winning Health Technology Group Co., Ltd., A Shares	203,400	629,579
Wolong Electric Group Co., Ltd., A Shares	156,500	292,703
Wonders Information Co., Ltd., A Shares *	97,400	377,561
Wuchan Zhongda Group Co., Ltd., A Shares	377,900	269,804
Wuhan Guide Infrared Co., Ltd., A Shares	171,700	961,890
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares *	117,500	782,115
Wuliangye Yibin Co., Ltd., A Shares	335,800	11,766,716
WUS Printed Circuit Kunshan Co., Ltd., A Shares	156,800	481,676
WuXi AppTec Co., Ltd., A Shares	85,276	1,368,445
WuXi AppTec Co., Ltd., H Shares	326,445	4,835,505
Wuxi Biologics Cayman, Inc. *	1,064,529	27,663,483
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	65,300	428,459
XCMG Construction Machinery Co., Ltd., A Shares	713,200	646,646
Xiamen C & D, Inc., A Shares	386,400	542,720
Xiamen Meiya Pico Information Co., Ltd., A Shares	111,600	335,982
Security	Number of Shares	Value ($)
Xiamen Tungsten Co., Ltd., A Shares	210,600	452,001
Xiaomi Corp., B Shares *	14,663,198	44,461,740
Xinhu Zhongbao Co., Ltd., A Shares	880,000	452,261
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	628,292	411,827
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	279,700	445,942
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	892,963	768,509
Yango Group Co., Ltd., A Shares	315,300	324,546
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	276,907	510,928
Yangzijiang Shipbuilding Holdings Ltd.	2,625,694	1,767,071
Yanlord Land Group Ltd.	949,735	845,233
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	141,183	808,244
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	100,000	500,062
Yanzhou Coal Mining Co., Ltd., A Shares	373,800	506,466
Yanzhou Coal Mining Co., Ltd., H Shares	2,204,657	1,698,264
Yealink Network Technology Corp., Ltd., A Shares	62,850	517,086
Yifan Pharmaceutical Co., Ltd., A Shares	160,900	704,289
Yihai International Holding Ltd.	591,909	9,302,338
Yintai Gold Co., Ltd., A Share	224,800	530,397
Yixintang Pharmaceutical Group Co., Ltd., A Shares	80,000	484,264
Yonghui Superstores Co., Ltd., A Shares	881,300	1,142,615
Yonyou Network Technology Co., Ltd., A Shares	290,940	1,780,264
Youngor Group Co., Ltd., A Shares	669,100	751,243
YTO Express Group Co., Ltd., A Shares	243,300	568,718
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	95,300	282,874
Yuexiu Property Co., Ltd.	7,885,070	1,505,765
Yunda Holding Co., Ltd., A Shares	111,280	337,618
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	1,750,225
Yunnan Energy New Material Co., Ltd., A Shares	62,800	717,109
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	1,978,358
Zhaojin Mining Industry Co., Ltd., H Shares	1,334,571	1,494,691
Zhejiang Chint Electrics Co., Ltd., A Shares	142,400	716,662
Zhejiang Crystal-Optech Co., Ltd., A Shares	130,100	320,447
Zhejiang Dahua Technology Co., Ltd., A Shares	313,500	1,046,350
Zhejiang Expressway Co., Ltd., H Shares	1,770,564	1,194,822
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	898,326
Zhejiang Huayou Cobalt Co., Ltd., A Shares *	98,300	576,382
Zhejiang Juhua Co., Ltd., A Shares	378,300	386,632
Zhejiang Longsheng Group Co., Ltd., A Shares	358,500	751,111
Zhejiang Medicine Co., Ltd., A Shares	106,500	283,776
Zhejiang NHU Co., Ltd., A Shares	192,700	921,980
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares *	314,620	1,038,145
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	126,200	361,880
Zhejiang Supor Co., Ltd., A Shares	58,500	723,867
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	214,500	447,844

39
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Zhengzhou Yutong Bus Co., Ltd., A Shares	198,400	411,622
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	400,157	2,635,822
Zhongji Innolight Co., Ltd., A Shares	52,000	449,533
Zhongjin Gold Corp., Ltd., A Shares	361,000	574,509
Zhongsheng Group Holdings Ltd.	798,483	4,986,559
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	626,466	2,012,736
Zijin Mining Group Co., Ltd., A Shares	2,045,800	2,147,610
Zijin Mining Group Co., Ltd., H Shares	7,513,863	5,128,718
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares *	745,600	927,489
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares *	1,466,247	1,468,111
ZTE Corp., A Shares	334,600	1,905,258
ZTE Corp., H Shares	955,465	2,780,041
ZTO Express Cayman, Inc. ADR	473,849	15,888,157
		3,350,132,302

Colombia 0.3%
Bancolombia S.A.	351,776	2,438,993
Bancolombia S.A. ADR	145,524	4,083,403
Cementos Argos S.A.	687,139	916,190
Corp. Financiera Colombiana S.A. *	152,666	1,103,272
Ecopetrol S.A. ADR	302,655	3,447,241
Grupo Argos S.A.	382,333	1,215,316
Grupo de Inversiones Suramericana S.A.	314,123	1,759,098
Grupo Energia Bogota SA ESP *	3,037,756	1,992,779
Interconexion Electrica S.A. ESP	566,083	3,161,024
		20,117,316

Czech Republic 0.1%
CEZ A/S	202,556	4,180,956
Komercni Banka A/S *	93,969	2,266,802
Moneta Money Bank A/S	672,379	1,698,479
O2 Czech Republic A/S	51,348	517,667
		8,663,904

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	2,048,117	8,745,460

Greece 0.2%
Alpha Bank AE *	1,795,608	1,190,980
Eurobank Ergasias Services & Holdings S.A. *	3,064,926	1,474,264
FF Group *(b)	50,437	—
Hellenic Petroleum S.A.	73,178	447,213
Hellenic Telecommunications Organization S.A.	285,564	4,678,830
JUMBO S.A.	129,363	2,251,056
Motor Oil Hellas Corinth Refineries S.A.	71,021	998,017
Mytilineos S.A.	121,485	1,146,338
National Bank of Greece S.A. *	700,895	956,008
OPAP S.A.	249,095	2,287,913
		15,430,619

Hong Kong 0.0%
Huishan Dairy *(b)	3,872,695	—

Security	Number of Shares	Value ($)
Hungary 0.2%
Magyar Telekom Telecommunications plc	497,597	613,696
MOL Hungarian Oil & Gas plc *	559,266	3,158,546
OTP Bank Nyrt *	283,484	9,590,849
Richter Gedeon Nyrt	181,089	4,436,304
		17,799,395

India 9.8%
3M India Ltd. *	2,137	588,325
ABB India Ltd.	71,058	917,819
ACC Ltd.	57,212	1,027,379
Adani Enterprises Ltd.	370,931	1,408,739
Adani Ports & Special Economic Zone Ltd.	884,042	4,272,634
Adani Power Ltd. *	1,263,558	639,439
Aditya Birla Capital Ltd. *	748,636	622,952
Alkem Laboratories Ltd.	30,654	1,133,874
Ambuja Cements Ltd.	877,681	2,510,556
Ashok Leyland Ltd.	1,517,535	1,394,712
Asian Paints Ltd.	359,102	9,264,961
AU Small Finance Bank Ltd. *	191,814	1,740,743
Aurobindo Pharma Ltd.	331,030	3,637,811
Avenue Supermarts Ltd. *	179,937	5,503,287
Axis Bank Ltd. *	2,818,920	19,023,856
Bajaj Auto Ltd.	108,011	4,353,750
Bajaj Finance Ltd.	224,455	10,635,522
Bajaj Finserv Ltd.	47,179	3,967,728
Bajaj Holdings & Investment Ltd.	35,314	1,285,184
Bandhan Bank Ltd. *	1,198,010	4,977,094
Bank of Baroda *	1,112,848	740,059
Bank of India *	405,731	299,582
Bata India Ltd.	30,120	531,568
Berger Paints India Ltd.	292,215	2,134,620
Bharat Electronics Ltd. *	768,055	1,107,097
Bharat Forge Ltd.	247,037	1,648,535
Bharat Heavy Electricals Ltd.	1,128,870	591,216
Bharat Petroleum Corp., Ltd.	1,258,424	6,971,916
Bharti Airtel Ltd.	2,820,098	19,658,218
Bharti Infratel Ltd.	1,075,198	2,900,256
Biocon Ltd. *	368,401	1,882,608
Bosch Ltd.	9,465	1,647,719
Britannia Industries Ltd.	71,462	3,617,444
Cadila Healthcare Ltd.	305,419	1,540,425
Canara Bank *	324,701	474,209
Castrol India Ltd.	596,100	970,993
Cholamandalam Investment & Finance Co., Ltd.	250,695	790,835
Cipla Ltd.	402,509	3,901,916
Coal India Ltd.	1,848,757	3,374,391
Colgate-Palmolive (India) Ltd.	86,877	1,609,008
Container Corp. Of India Ltd. *	273,956	1,462,687
Cummins India Ltd.	81,129	509,485
Dabur India Ltd.	657,574	4,239,848
Dalmia Bharat Ltd. *	61,397	625,377
Divi's Laboratories Ltd.	101,291	4,297,273
DLF Ltd.	776,001	1,669,392
Dr. Reddy's Laboratories Ltd.	101,038	5,853,979
Eicher Motors Ltd.	168,050	4,776,152
Emami Ltd.	162,851	789,725
Embassy Office Parks REIT	279,800	1,376,582
Exide Industries Ltd.	271,157	604,331
Federal Bank Ltd. *	1,788,560	1,343,713
Future Retail Ltd. *	244,879	540,109
GAIL India Ltd.	1,387,221	1,802,638
Gillette India Ltd.	11,035	813,898
Glenmark Pharmaceuticals Ltd.	177,337	1,131,372

40
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
GMR Infrastructure Ltd. *	1,815,048	580,707
Godrej Consumer Products Ltd.	454,923	4,025,288
Godrej Industries Ltd.	105,342	628,911
Godrej Properties Ltd. *	70,951	880,291
Grasim Industries Ltd.	406,556	3,727,396
Havells India Ltd.	307,961	2,575,354
HCL Technologies Ltd.	1,351,109	12,746,121
HDFC Asset Management Co., Ltd.	51,444	1,684,969
HDFC Life Insurance Co., Ltd. *	803,381	6,273,592
Hemisphere Properties India Ltd. *(b)	102,194	231,579
Hero MotoCorp Ltd.	122,816	5,015,671
Hindalco Industries Ltd.	1,101,650	2,772,553
Hindustan Petroleum Corp., Ltd.	753,368	2,062,851
Hindustan Unilever Ltd.	1,103,166	31,733,024
Hindustan Zinc Ltd.	273,590	842,244
Housing Development Finance Corp., Ltd.	2,158,127	53,730,714
ICICI Bank Ltd. *	768,034	4,117,328
ICICI Lombard General Insurance Co., Ltd.	242,491	4,140,046
ICICI Prudential Life Insurance Co., Ltd.	374,278	2,149,083
IDFC First Bank Ltd. *	2,773,314	1,205,666
Indiabulls Housing Finance Ltd.	414,675	1,172,915
Indian Oil Corp., Ltd.	2,701,012	3,148,413
Indian Railway Catering & Tourism Corp., Ltd.	19,974	364,773
Info Edge India Ltd.	82,665	3,665,246
Infosys Ltd.	4,473,849	56,440,121
InterGlobe Aviation Ltd.	120,499	1,963,066
ITC Ltd.	3,722,427	9,664,176
Jindal Steel & Power Ltd. *	501,328	1,396,901
JSW Energy Ltd.	449,595	334,413
JSW Steel Ltd.	1,252,837	4,592,133
Jubilant Foodworks Ltd.	94,680	2,697,333
Kansai Nerolac Paints Ltd.	176,735	1,147,220
L&T Finance Holdings Ltd.	640,827	583,737
Larsen & Toubro Infotech Ltd.	40,027	1,336,825
Larsen & Toubro Ltd.	418,994	5,378,914
LIC Housing Finance Ltd.	299,227	1,224,836
Lupin Ltd.	279,967	3,527,947
Mahindra & Mahindra Financial Services Ltd. *	787,794	1,441,645
Mahindra & Mahindra Ltd.	727,937	6,001,902
Marico Ltd.	568,567	2,849,497
Maruti Suzuki India Ltd.	150,462	13,981,626
Motherson Sumi Systems Ltd.	1,150,529	1,714,676
Mphasis Ltd.	98,561	1,477,729
MRF Ltd.	1,221	961,895
Muthoot Finance Ltd.	115,172	1,794,294
Nestle India Ltd.	28,341	6,141,035
NHPC Ltd.	3,081,874	906,464
Nippon Life India Asset Management Ltd.	176,342	653,070
NMDC Ltd.	958,994	1,265,717
NTPC Ltd.	2,918,015	3,821,576
Oberoi Realty Ltd.	124,948	661,851
Oil & Natural Gas Corp., Ltd.	3,788,278	4,217,632
Oil India Ltd. *	351,565	452,546
Oracle Financial Services Software Ltd.	30,211	1,244,661
Page Industries Ltd.	4,422	1,140,694
Petronet LNG Ltd.	679,696	2,219,406
Pidilite Industries Ltd.	155,861	2,970,374
Piramal Enterprises Ltd.	132,473	2,460,759
Power Finance Corp., Ltd.	786,429	1,004,838
Power Grid Corp. of India Ltd.	2,244,916	5,457,701
Punjab National Bank *	958,422	456,376
Rajesh Exports Ltd.	165,559	1,004,161
RBL Bank Ltd.	444,998	1,184,626
REC Ltd.	864,545	1,246,768
Security	Number of Shares	Value ($)
Reliance Industries Ltd.	3,875,624	109,554,201
SBI Life Insurance Co., Ltd. *	439,565	4,943,109
Shree Cement Ltd.	10,880	2,998,051
Shriram Transport Finance Co., Ltd.	231,292	2,207,262
Siemens Ltd.	105,328	1,659,677
State Bank of India *	2,264,667	6,522,561
Steel Authority of India Ltd. *	1,213,661	634,799
Sun Pharmaceutical Industries Ltd.	1,352,144	9,556,810
Sun TV Network Ltd.	96,890	595,760
Tata Communications Ltd.	93,060	1,100,740
Tata Consultancy Services Ltd.	1,120,875	34,372,789
Tata Motors Ltd. *	1,542,704	3,001,260
Tata Steel Ltd.	350,854	1,968,586
Tech Mahindra Ltd.	583,226	5,871,283
The Tata Power Co., Ltd.	1,298,983	1,036,786
Titan Co., Ltd.	385,250	5,759,843
Torrent Pharmaceuticals Ltd.	50,150	1,813,392
Torrent Power Ltd.	155,372	702,691
TVS Motor Co., Ltd.	156,738	921,700
UltraTech Cement Ltd.	140,426	7,447,638
Union Bank of India *	530,096	217,490
United Breweries Ltd.	93,278	1,280,731
United Spirits Ltd. *	364,882	2,709,816
UPL Ltd.	678,448	4,663,394
Vedanta Ltd.	2,009,271	3,511,771
Vodafone Idea Ltd. *	9,956,661	1,379,723
Voltas Ltd.	138,561	1,194,873
Whirlpool of India Ltd.	35,007	1,008,893
Wipro Ltd.	1,636,997	6,033,587
Yes Bank Ltd. *(b)	1,687,665	173,388
Zee Entertainment Enterprises Ltd.	1,051,647	2,908,165
		703,382,186

Indonesia 1.6%
Barito Pacific Tbk PT *	23,341,733	1,346,407
PT Adaro Energy Tbk	15,402,842	1,147,611
PT Astra Agro Lestari Tbk	572,053	399,701
PT Astra International Tbk	25,026,332	8,764,587
PT Bank Central Asia Tbk	11,927,888	25,698,712
PT Bank Mandiri (Persero) Tbk	22,961,921	9,381,866
PT Bank Negara Indonesia (Persero) Tbk	9,190,114	3,218,512
PT Bank Rakyat Indonesia (Persero) Tbk	65,699,790	15,835,623
PT Bukit Asam Tbk	5,336,540	747,574
PT Bumi Serpong Damai Tbk *	9,829,692	523,125
PT Charoen Pokphand Indonesia Tbk *	9,045,021	3,913,039
PT Gudang Garam Tbk *	598,415	1,951,912
PT Hanjaya Mandala Sampoerna Tbk	10,001,347	1,133,200
PT Indah Kiat Pulp & Paper Corp. Tbk	3,199,132	2,043,051
PT Indocement Tunggal Prakarsa Tbk	1,630,319	1,329,445
PT Indofood CBP Sukses Makmur Tbk	2,779,793	1,951,820
PT Indofood Sukses Makmur Tbk	5,389,020	2,821,719
PT Jasa Marga Persero Tbk	2,834,902	761,165
PT Kalbe Farma Tbk	23,879,475	2,590,872
PT Matahari Department Store Tbk *	3,205,344	278,438
PT Media Nusantara Citra Tbk *	6,397,475	390,987
PT Perusahaan Gas Negara Tbk	13,511,939	1,164,462
PT Semen Indonesia (Persero) Tbk	3,626,734	2,627,436
PT Surya Citra Media Tbk	8,885,256	756,581
PT Telekomunikasi Indonesia (Persero) Tbk	57,544,106	11,301,366
PT Tower Bersama Infrastructure Tbk	12,326,175	1,104,595
PT Unilever Indonesia Tbk	7,023,078	3,966,683
PT United Tractors Tbk	1,923,231	3,037,549
PT Vale Indonesia Tbk *	2,538,232	660,594

41
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
PT XL Axiata Tbk	4,390,158	735,587
Smartfren Telecom Tbk PT *	53,942,775	333,380
		111,917,599

Kuwait 0.7%
Agility Public Warehousing Co. KSC	1,304,655	2,667,884
Ahli United Bank BSC	6,559,326	5,008,432
Boubyan Bank KSCP	1,169,733	2,215,650
Boubyan Petrochemicals Co. KSCP	450,705	791,669
Burgan Bank SAK	841,091	545,751
Gulf Bank KSCP	2,158,647	1,506,773
Humansoft Holding Co. KSC	131,002	1,085,280
Kuwait Finance House KSCP	4,960,796	10,176,825
Mabanee Co. SAK	655,787	1,368,954
Mobile Telecommunications Co. KSC	2,606,903	5,040,383
National Bank of Kuwait SAKP	7,999,762	22,545,618
		52,953,219

Malaysia 2.2%
AirAsia Group Berhad *	1,793,200	284,122
Alliance Bank Malaysia Berhad	1,508,980	793,342
AMMB Holdings Berhad	2,407,172	1,687,419
Astro Malaysia Holdings Berhad	2,254,000	416,656
Axiata Group Berhad *	5,625,577	4,065,055
British American Tobacco Malaysia Berhad	229,000	560,749
CIMB Group Holdings Berhad	8,735,171	6,920,193
Dialog Group Berhad	5,766,700	4,969,980
DiGi.com Berhad	4,624,000	4,384,780
FGV Holdings Berhad	2,593,800	765,904
Fraser & Neave Holdings Berhad	122,300	899,010
Gamuda Berhad	2,795,537	2,281,797
Genting Berhad	2,876,300	2,423,674
Genting Malaysia Berhad	3,765,320	2,060,960
HAP Seng Consolidated Berhad	797,134	1,377,833
Hartalega Holdings Berhad	1,813,800	7,193,368
Hong Leong Bank Berhad	817,307	2,746,921
Hong Leong Financial Group Berhad	266,100	788,302
IHH Healthcare Berhad	3,695,200	4,754,837
IJM Corp. Berhad	4,026,836	1,160,054
IOI Corp. Berhad	3,887,292	4,162,123
IOI Properties Group Berhad	2,500,050	546,164
Kuala Lumpur Kepong Berhad	577,628	3,142,252
Malayan Banking Berhad	7,444,451	13,099,946
Malaysia Airports Holdings Berhad	1,118,000	1,368,815
Maxis Berhad	3,431,624	4,119,102
MISC Berhad	1,679,400	3,068,115
Nestle Malaysia Berhad	74,571	2,491,966
Petronas Chemicals Group Berhad	3,556,600	4,661,874
Petronas Dagangan Berhad	430,700	2,129,977
Petronas Gas Berhad	698,436	2,766,581
PPB Group Berhad	841,277	3,635,335
Press Metal Aluminium Holdings Berhad	2,295,932	2,871,637
Public Bank Berhad	3,851,854	15,183,638
QL Resources Berhad	914,300	2,107,137
RHB Bank Berhad	1,961,600	2,156,795
Sime Darby Berhad	4,389,300	2,307,662
Sime Darby Plantation Berhad	4,444,700	5,441,837
Sime Darby Property Berhad	4,038,000	634,951
Telekom Malaysia Berhad	1,512,600	1,506,972
Tenaga Nasional Berhad	4,843,874	12,628,609
Top Glove Corp. Berhad	2,109,200	13,306,872
UEM Sunrise Berhad *	2,480,800	241,201
Security	Number of Shares	Value ($)
Westports Holdings Berhad	1,390,400	1,218,332
YTL Corp. Berhad	5,933,164	954,320
		156,287,169

Mexico 1.9%
Alfa S.A.B. de C.V., A Shares	3,771,746	2,424,768
Alpek S.A.B. de C.V.	567,448	424,951
Alsea S.A.B. de C.V. *	687,078	710,435
America Movil S.A.B. de C.V., Series L	36,599,852	22,224,803
Arca Continental S.A.B. de C.V.	516,692	2,356,820
Banco del Bajio S.A. *	885,142	707,758
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	699,698	446,622
Becle S.A.B. de C.V.	738,455	1,410,710
Cemex S.A.B. de C.V., Series CPO	19,072,912	6,117,694
Coca-Cola Femsa S.A.B. de C.V.	654,148	2,743,799
Concentradora Fibra Danhos S.A. de C.V.	289,534	272,389
El Puerto de Liverpool S.A.B. de C.V., Series C1	229,353	602,568
Fibra Uno Administracion S.A. de C.V.	3,761,641	2,935,613
Fomento Economico Mexicano S.A.B. de C.V.	2,251,477	13,101,897
GMexico Transportes S.A.B. de C.V.	1,347,696	1,750,047
Gruma S.A.B. de C.V., B Shares	266,877	3,155,919
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	411,415	1,879,057
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	510,741	3,971,393
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	188,234	2,132,791
Grupo Bimbo S.A.B. de C.V., Series A	2,865,745	5,292,580
Grupo Carso S.A.B. de C.V., Series A1	579,512	1,144,143
Grupo Elektra S.A.B. de C.V.	80,408	4,401,351
Grupo Financiero Banorte S.A.B. de C.V., O Shares *	3,632,686	12,559,871
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,781,140	2,034,454
Grupo Lala S.A.B. de C.V.	840,411	531,065
Grupo Mexico S.A.B. de C.V., Series B	3,925,758	10,475,385
Grupo Televisa S.A.B., Series CPO *	2,726,772	3,366,416
Industrias Bachoco S.A.B. de C.V., Series B	208,716	652,583
Industrias Penoles S.A.B. de C.V.	154,571	2,578,184
Infraestructura Energetica Nova S.A.B. de C.V.	654,149	1,915,581
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,069,982	1,718,933
Megacable Holdings S.A.B. de C.V., Series CPO	390,398	1,123,603
Orbia Advance Corp. S.A.B. de C.V.	1,304,817	2,096,197
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	281,556	2,092,823
Regional S.A.B. de C.V. *	285,869	712,778
Telesites S.A.B. de C.V. *	1,527,726	1,153,159
Wal-Mart de Mexico S.A.B. de C.V.	6,382,766	15,319,688
		138,538,828

Peru 0.1%
Companhia de Minas Buenaventura S.A. ADR	269,934	3,800,671

42
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Philippines 0.9%
Aboitiz Power Corp. (b)	2,018,759	1,110,898
Alliance Global Group, Inc. *(b)	5,065,591	646,587
Ayala Corp. (b)	399,582	6,039,064
Ayala Land, Inc. (b)	9,824,433	5,823,794
Bank of the Philippine Islands (b)	2,232,632	3,084,519
BDO Unibank, Inc. (b)	2,450,394	4,346,445
Bloomberry Resorts Corp. (b)	4,867,036	615,392
DMCI Holdings, Inc. (b)	6,043,847	498,901
Globe Telecom, Inc. (b)	36,997	1,593,271
GT Capital Holdings, Inc. (b)	130,765	1,075,652
International Container Terminal Services, Inc. (b)	1,345,356	2,911,184
JG Summit Holdings, Inc. (b)	3,549,512	4,690,111
Jollibee Foods Corp. (b)	505,888	1,409,457
LT Group, Inc. (b)	3,445,910	598,437
Manila Electric Co. (b)	327,802	1,818,681
Megaworld Corp. *(b)	14,799,784	889,501
Metro Pacific Investments Corp. (b)	18,313,888	1,269,871
Metropolitan Bank & Trust Co. (b)	2,281,172	1,576,080
PLDT, Inc. (b)	114,213	3,441,566
San Miguel Corp. (b)	478,832	1,004,186
San Miguel Food & Beverage, Inc. (b)	901,111	1,273,757
Semirara Mining & Power Corp. (b)	1,675,274	325,568
SM Investments Corp. (b)	597,455	10,498,052
SM Prime Holdings, Inc. (b)	11,207,392	6,740,353
Universal Robina Corp. (b)	1,102,707	3,143,793
		66,425,120

Qatar 1.0%
Barwa Real Estate Co.	2,397,513	2,246,063
Doha Bank QPSC *	2,065,088	1,352,715
Ezdan Holding Group QSC *	1,727,530	664,727
Industries Qatar QSC	2,524,638	6,836,839
Masraf Al Rayan QSC	4,597,591	5,265,574
Mesaieed Petrochemical Holding Co.	5,338,839	3,108,580
Ooredoo QPSC	1,019,535	1,848,380
Qatar Aluminum Manufacturing Co.	3,727,144	1,008,304
Qatar Electricity & Water Co. QSC	646,459	3,053,857
Qatar Fuel QSC	626,806	3,167,600
Qatar Gas Transport Co., Ltd.	3,485,307	2,607,519
Qatar Insurance Co. SAQ	2,071,550	1,211,865
Qatar International Islamic Bank QSC	956,395	2,248,487
Qatar Islamic Bank SAQ	1,468,849	6,454,706
Qatar National Bank QPSC	5,533,974	27,358,289
The Commercial Bank PSQC	2,363,525	2,696,535
United Development Co. QSC	2,071,794	706,151
Vodafone Qatar QSC	2,082,325	742,911
		72,579,102

Russia 3.0%
Aeroflot PJSC *	693,694	756,716
Alrosa PJSC *	3,108,679	2,755,272
Federal Grid Co. Unified Energy System PJSC *	341,388,820	898,877
Gazprom PJSC	13,114,503	31,997,194
Inter RAO UES PJSC *	45,192,537	3,172,652
LUKOIL PJSC	513,809	34,475,609
Magnit PJSC	87,214	5,204,889
Magnitogorsk Iron & Steel Works PJSC *	2,239,582	1,135,352
MMC Norilsk Nickel PJSC	64,688	16,811,571
Mobile TeleSystems PJSC	1,139,123	5,204,210
Moscow Exchange MICEX-RTS PJSC *	1,794,207	3,310,061
Mosenergo PJSC	10,153,907	283,627
NovaTek PJSC	1,334,609	19,945,986
Security	Number of Shares	Value ($)
Novolipetsk Steel PJSC *	1,237,912	2,578,083
PhosAgro PJSC	44,885	1,678,552
Polyus PJSC	33,881	8,229,804
Rosneft Oil Co. PJSC	1,455,318	7,305,998
Rosseti PJSC *	36,908,930	723,784
Rostelecom PJSC	1,232,451	1,610,641
RusHydro PJSC *	141,997,180	1,390,294
RussNeft PJSC *	68,731	422,200
Sberbank of Russia PJSC *	12,747,890	38,723,500
Severstal PAO	233,685	2,931,527
Sistema PJSC	3,542,144	1,020,980
Surgutneftegas PJSC	8,826,878	4,352,622
Tatneft PJSC	1,912,027	14,055,482
Unipro PJSC *	15,255,513	554,233
VTB Bank PJSC GDR *	2,960,722	2,706,100
		214,235,816

Saudi Arabia 3.0%
Abdullah Al Othaim Markets Co.	56,238	1,871,376
Advanced Petrochemical Co.	136,600	2,006,869
Al Rajhi Bank	1,529,320	26,464,256
Alinma Bank *	1,216,728	5,028,539
Almarai Co. JSC	307,962	4,409,487
Arab National Bank	793,361	4,391,520
Arabian Centers Co., Ltd.	204,738	1,394,781
Bank Al-Jazira	519,029	1,807,388
Bank AlBilad	459,327	2,941,790
Banque Saudi Fransi	729,607	6,215,506
Bupa Arabia for Cooperative Insurance Co. *	80,475	2,660,721
Dallah Healthcare Co.	41,754	632,358
Dar Al Arkan Real Estate Development Co. *	701,069	1,515,997
Emaar Economic City *	548,361	1,179,931
Etihad Etisalat Co. *	470,207	3,360,009
Fawaz Abdulaziz Al Hokair & Co. *	82,560	490,898
Jarir Marketing Co.	75,693	3,297,801
Mobile Telecommunications Co. *	367,156	1,143,431
Mouwasat Medical Services Co.	59,871	1,912,449
National Commercial Bank	1,667,650	16,541,103
National Industrialization Co. *	436,807	1,376,650
National Petrochemical Co.	140,816	1,008,122
Rabigh Refining & Petrochemical Co. *	288,557	1,098,693
Riyad Bank	1,814,909	9,281,541
Sahara International Petrochemical Co.	467,845	1,985,920
Samba Financial Group	1,232,902	9,056,633
Saudi Airlines Catering Co.	51,579	1,101,595
Saudi Arabian Fertilizer Co.	250,047	5,527,042
Saudi Arabian Mining Co. *	497,169	5,222,962
Saudi Arabian Oil Co.	1,904,252	18,050,143
Saudi Basic Industries Corp.	1,119,021	26,256,542
Saudi Cement Co.	96,896	1,454,557
Saudi Electricity Co.	953,538	4,047,601
Saudi Ground Services Co.	108,495	883,767
Saudi Industrial Investment Group	298,299	1,741,857
Saudi Kayan Petrochemical Co. *	935,032	2,263,752
Saudi Research & Marketing Group *	46,966	891,621
Saudi Telecom Co.	749,105	19,174,787
Seera Group Holding *	190,512	878,790
Southern Province Cement Co.	87,808	1,503,093
The Co. for Cooperative Insurance *	78,843	1,660,760
The Qassim Cement Co.	61,980	1,127,074
The Savola Group	322,916	4,184,489
Yanbu Cement Co.	101,031	886,272
Yanbu National Petrochemical Co.	290,476	4,143,627
		214,074,100

43
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
South Africa 4.1%
Absa Group Ltd.	896,178	4,086,461
African Rainbow Minerals Ltd.	129,038	1,621,235
Anglo American Platinum Ltd.	76,881	5,736,923
AngloGold Ashanti Ltd.	518,520	15,140,034
Aspen Pharmacare Holdings Ltd. *	470,962	3,777,148
AVI Ltd.	403,605	1,645,510
Barloworld Ltd.	253,180	893,686
Bid Corp., Ltd.	415,074	6,858,016
Capitec Bank Holdings Ltd.	93,408	4,603,892
Clicks Group Ltd.	300,015	4,073,103
Coronation Fund Managers Ltd.	314,543	794,840
Dis-Chem Pharmacies Ltd.	518,465	558,824
Discovery Ltd.	452,512	3,232,791
Distell Group Holdings Ltd.	93,316	395,820
Exxaro Resources Ltd.	313,626	2,539,554
FirstRand Ltd.	5,731,036	12,804,233
Fortress REIT Ltd., Class A	1,469,396	1,092,859
Fortress REIT Ltd., Class B	1,506,112	166,247
Gold Fields Ltd.	1,079,184	13,955,100
Growthpoint Properties Ltd.	3,659,111	2,637,217
Harmony Gold Mining Co., Ltd. *	581,104	3,794,048
Hyprop Investments Ltd.	343,824	378,503
Impala Platinum Holdings Ltd.	919,278	8,485,059
Investec Ltd.	373,931	693,951
Kumba Iron Ore Ltd.	66,894	2,096,700
Liberty Holdings Ltd.	154,122	550,486
Life Healthcare Group Holdings Ltd.	1,681,906	1,642,070
MAS Real Estate, Inc.	537,676	334,198
Momentum Metropolitan Holdings	1,229,294	1,100,043
Motus Holdings Ltd.	181,115	295,279
Mr Price Group Ltd.	324,408	2,218,986
MTN Group Ltd.	2,246,171	8,097,021
MultiChoice Group *	554,787	3,172,925
Naspers Ltd., N Shares	528,029	96,395,584
Nedbank Group Ltd.	437,344	2,478,014
NEPI Rockcastle plc	462,962	2,166,797
Netcare Ltd.	1,748,009	1,289,758
Ninety One Ltd. *	188,015	512,841
Northam Platinum Ltd. *	428,763	4,050,676
Old Mutual Ltd.	5,642,109	3,726,714
Pepkor Holdings Ltd.	922,714	528,316
Pick n Pay Stores Ltd.	418,871	1,031,771
PSG Group Ltd.	203,725	541,142
Rand Merchant Investment Holdings Ltd.	921,248	1,635,176
Redefine Properties Ltd.	7,365,475	1,073,871
Remgro Ltd.	617,319	3,203,700
Resilient REIT Ltd.	391,096	904,025
Reunert Ltd.	220,634	406,333
RMB Holdings Ltd.	1,373,983	99,756
Sanlam Ltd.	2,132,391	6,920,319
Santam Ltd.	53,479	772,768
Sappi Ltd. *	664,844	874,751
Sasol Ltd. *	692,150	5,661,402
Shoprite Holdings Ltd.	604,177	3,940,769
Sibanye Stillwater Ltd. *	2,704,563	8,188,123
Standard Bank Group Ltd.	1,592,800	9,927,470
Telkom S.A. SOC Ltd.	393,341	527,047
The Bidvest Group Ltd.	419,152	3,367,566
The Foschini Group Ltd. (a)	429,298	1,935,246
The SPAR Group Ltd.	235,167	2,244,055
Tiger Brands Ltd.	208,395	2,121,068
Truworths International Ltd.	531,355	953,483
Tsogo Sun Gaming Ltd.	624,496	134,917
Vodacom Group Ltd.	739,017	5,577,989
Security	Number of Shares	Value ($)
Vukile Property Fund Ltd.	997,723	293,288
Woolworths Holdings Ltd.	1,048,049	1,966,648
		294,924,145

Taiwan 13.8%
Accton Technology Corp.	647,000	5,159,859
Acer, Inc.	3,570,086	2,841,079
Advantech Co., Ltd.	499,619	5,167,915
ASE Technology Holding Co.,Ltd.	4,163,120	8,683,365
Asia Cement Corp.	2,888,286	4,183,568
Asustek Computer, Inc.	875,621	7,251,705
AU Optronics Corp. *	11,075,530	3,944,559
Capital Securities Corp.	2,859,644	1,072,068
Catcher Technology Co., Ltd.	903,224	6,172,023
Cathay Financial Holding Co., Ltd.	10,126,914	13,753,814
Chailease Holding Co., Ltd.	1,572,941	6,942,244
Chang Hwa Commercial Bank Ltd.	7,947,885	4,943,473
Cheng Shin Rubber Industry Co., Ltd.	2,200,277	2,699,588
Chicony Electronics Co., Ltd.	717,118	2,162,975
China Airlines Ltd. *	3,240,872	943,273
China Development Financial Holding Corp.	17,254,308	5,021,958
China Life Insurance Co., Ltd.	3,787,687	2,652,794
China Motor Corp.	323,600	467,067
China Steel Corp.	15,217,956	10,321,126
Chunghwa Telecom Co., Ltd.	4,737,310	17,517,787
Compal Electronics, Inc.	5,031,535	3,172,414
CTBC Financial Holding Co., Ltd.	22,513,792	14,540,373
Delta Electronics, Inc.	2,682,148	17,276,757
E.Sun Financial Holding Co., Ltd.	14,849,423	13,765,632
Eclat Textile Co., Ltd.	255,510	3,374,406
Epistar Corp. *	1,209,828	1,645,183
Eternal Materials Co., Ltd.	1,443,213	1,699,402
Eva Airways Corp.	3,193,374	1,251,599
Evergreen Marine Corp., Ltd. *	2,912,222	1,726,996
Far Eastern International Bank	3,004,282	1,146,770
Far Eastern New Century Corp.	4,874,799	4,394,405
Far EasTone Telecommunications Co., Ltd.	1,986,280	4,149,718
Feng TAY Enterprise Co., Ltd.	517,584	3,007,620
First Financial Holding Co., Ltd.	12,545,439	9,085,786
Formosa Chemicals & Fibre Corp.	4,350,008	10,051,652
Formosa Petrochemical Corp.	1,764,660	4,931,654
Formosa Plastics Corp.	6,048,560	16,120,423
Formosa Taffeta Co., Ltd.	1,515,000	1,634,196
Foxconn Technology Co., Ltd.	1,329,355	2,364,989
Fubon Financial Holding Co., Ltd.	9,132,114	13,320,876
Giant Manufacturing Co., Ltd.	371,752	3,864,300
Globalwafers Co., Ltd.	258,451	3,470,501
Hon Hai Precision Industry Co., Ltd.	14,815,092	38,828,300
Hotai Motor Co., Ltd.	399,000	8,118,297
HTC Corp. *	974,778	999,977
Hua Nan Financial Holdings Co., Ltd.	11,970,518	7,363,899
Innolux Corp.	10,747,029	3,340,419
Inventec Corp.	3,818,043	2,960,328
Largan Precision Co., Ltd.	127,456	14,704,039
Lite-On Technology Corp.	2,679,866	4,237,881
MediaTek, Inc.	1,840,713	34,880,167
Mega Financial Holding Co., Ltd.	13,716,901	13,674,126
Nan Ya Plastics Corp.	7,099,816	14,881,267
Nanya Technology Corp.	973,000	1,721,067
Novatek Microelectronics Corp.	704,608	5,763,370
OBI Pharma, Inc. *	169,261	689,354
Oriental Union Chemical Corp.	903,000	524,723
Pegatron Corp.	2,487,657	5,298,930
Pou Chen Corp.	3,299,792	3,115,186
President Chain Store Corp.	729,400	6,711,927

44
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Quanta Computer, Inc.	3,255,057	8,542,146
Realtek Semiconductor Corp.	589,336	7,632,455
Shin Kong Financial Holding Co., Ltd.	15,699,669	4,441,056
SinoPac Financial Holdings Co., Ltd.	12,926,699	4,758,051
Synnex Technology International Corp.	1,711,956	2,549,715
Taishin Financial Holding Co., Ltd.	12,926,864	5,837,498
Taiwan Business Bank	6,388,361	2,177,244
Taiwan Cement Corp.	6,319,739	9,240,046
Taiwan Cooperative Financial Holding Co., Ltd.	11,952,790	8,167,730
Taiwan Fertilizer Co., Ltd.	1,081,508	2,001,462
Taiwan Glass Industry Corp. *	2,446,311	958,798
Taiwan High Speed Rail Corp.	2,426,000	2,687,150
Taiwan Mobile Co., Ltd.	2,053,524	7,103,682
Taiwan Secom Co., Ltd.	382,000	1,106,624
Taiwan Semiconductor Manufacturing Co., Ltd.	29,955,500	435,424,936
Teco Electric & Machinery Co., Ltd.	2,184,000	2,180,911
The Shanghai Commercial & Savings Bank Ltd.	4,062,000	5,786,739
TPK Holding Co., Ltd. *	390,041	654,023
Transcend Information, Inc.	382,000	857,959
U-Ming Marine Transport Corp.	403,000	412,044
Uni-President Enterprises Corp.	6,131,676	13,917,817
Unimicron Technology Corp.	1,616,348	4,054,435
United Microelectronics Corp.	13,739,850	9,927,400
Vanguard International Semiconductor Corp.	1,137,000	3,623,179
Walsin Lihwa Corp.	3,846,000	2,208,650
Walsin Technology Corp.	609,000	3,320,894
Wan Hai Lines Ltd.	787,000	568,628
Win Semiconductors Corp.	491,000	4,785,918
Wistron Corp.	3,570,080	3,881,381
Wiwynn Corp.	101,000	2,691,819
Yageo Corp.	557,000	6,321,456
Yuanta Financial Holding Co., Ltd.	14,317,368	8,978,395
Yulon Motor Co., Ltd. *	1,068,192	921,059
Zhen Ding Technology Holding Ltd.	722,000	3,026,635
		996,459,084

Thailand 2.4%
Advanced Info Service PCL NVDR	1,387,500	8,158,487
Airports of Thailand PCL NVDR	5,319,100	9,570,876
Asset World Corp. PCL NVDR	9,212,700	1,172,216
B Grimm Power PCL NVDR	921,800	1,369,853
Bangkok Bank PCL NVDR	486,900	1,666,153
Bangkok Dusit Medical Services PCL NVDR	11,122,200	7,433,264
Bangkok Expressway & Metro PCL NVDR	10,059,655	2,925,211
Bangkok Life Assurance PCL NVDR	802,400	415,090
Banpu PCL NVDR	5,282,300	975,925
Berli Jucker PCL NVDR	1,269,850	1,509,662
BTS Group Holdings PCL NVDR	10,642,600	3,556,367
Bumrungrad Hospital PCL NVDR	390,700	1,387,175
Central Pattana PCL NVDR	3,079,600	4,650,693
Charoen Pokphand Foods PCL NVDR	4,475,300	4,637,430
CP ALL PCL NVDR	6,551,000	13,366,166
Delta Electronics Thailand PCL NVDR	551,021	2,044,917
Digital Telecommunications Infrastructure Fund	6,535,800	3,108,036
Electricity Generating PCL NVDR	318,800	2,274,033
Energy Absolute PCL NVDR	2,163,613	2,919,809
Global Power Synergy PCL NVDR	818,668	1,683,501
Gulf Energy Development PCL NVDR	4,739,626	4,797,115
Home Product Center PCL NVDR	7,490,419	3,586,063
Indorama Ventures PCL NVDR	2,286,800	1,741,414
Security	Number of Shares	Value ($)
Intouch Holdings PCL NVDR	2,715,100	4,754,533
IRPC PCL NVDR	12,144,200	913,083
Kasikornbank PCL NVDR	2,205,100	5,969,304
Krung Thai Bank PCL NVDR	7,771,400	2,384,669
Krungthai Card PCL NVDR	1,616,600	1,597,251
Land & Houses PCL NVDR	8,609,300	2,047,034
Minor International PCL NVDR *	4,858,380	3,496,754
Muangthai Capital PCL NVDR	875,615	1,399,690
Osotspa PCL	1,512,623	1,883,336
PTT Exploration & Production PCL NVDR	1,733,304	4,956,673
PTT Global Chemical PCL NVDR	2,527,414	3,755,897
PTT PCL NVDR	17,744,400	20,525,292
Ratch Group PCL NVDR	964,100	1,734,745
Siam City Cement PCL NVDR	112,600	513,750
Siam Makro PCL	553,300	791,127
Srisawad Corp. PCL	715,600	1,051,930
Thai Oil PCL NVDR	1,279,700	1,706,404
Thai Union Group PCL NVDR	3,400,200	1,540,455
The Siam Cement PCL NVDR	1,043,100	11,864,645
The Siam Commercial Bank PCL NVDR	2,997,800	6,983,388
TMB Bank PCL NVDR	59,524,718	1,797,839
Total Access Communication PCL NVDR	875,200	1,005,331
True Corp. PCL NVDR	12,954,766	1,381,953
		169,004,539

Turkey 0.4%
Akbank T.A.S. *	3,318,300	2,204,985
Anadolu Efes Biracilik Ve Malt Sanayii A/S	275,298	726,871
Arcelik A/S *	247,008	706,888
Aselsan Elektronik Sanayi Ve Ticaret A/S	703,330	1,552,124
BIM Birlesik Magazalar A/S	557,956	5,144,356
Coca-Cola Icecek A/S	87,816	515,750
Enka Insaat ve Sanayi A/S	921,826	800,444
Eregli Demir ve Celik Fabrikalari T.A.S.	1,545,917	1,831,824
Ford Otomotiv Sanayi A/S	67,087	770,329
Haci Omer Sabanci Holding A/S	1,128,400	1,185,288
KOC Holding A/S	1,064,422	2,155,169
Koza Altin Isletmeleri A/S *	57,406	606,121
Petkim Petrokimya Holding A/S *	1,356,741	720,867
TAV Havalimanlari Holding A/S	226,763	462,216
Tekfen Holding A/S	250,558	504,929
Tofas Turk Otomobil Fabrikasi A/S	153,620	468,855
Tupras-Turkiye Petrol Rafinerileri A/S *	145,391	1,580,552
Turk Hava YollariI AO *	722,263	1,036,431
Turk Telekomunikasyon A/S	756,397	702,024
Turkcell Iletisim Hizmetleri A/S	1,391,729	2,708,189
Turkiye Garanti Bankasi A/S *	2,599,176	2,387,611
Turkiye Is Bankasi A/S, Class C *	1,898,471	1,266,679
Turkiye Sise ve Cam Fabrikalari A/S	803,124	659,175
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,305,151	721,832
Yapi ve Kredi Bankasi A/S *	2,066,829	570,140
		31,989,649

United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	3,255,036	4,909,383
Abu Dhabi Islamic Bank PJSC	1,170,999	1,275,199
Air Arabia PJSC	2,926,146	924,092
Aldar Properties PJSC	4,663,327	2,577,230
DAMAC Properties Dubai Co. PJSC *	2,249,566	538,330
Dana Gas PJSC	4,985,234	989,406
Dubai Financial Market PJSC	2,518,846	594,541
Dubai Investments PJSC	2,803,448	931,137
Dubai Islamic Bank PJSC	2,323,060	2,593,019
Emaar Development PJSC *	1,056,316	649,926
Emaar Malls PJSC *	2,587,877	979,309

45
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Emaar Properties PJSC *	4,378,854	3,433,320
Emirates Telecommunications Group Co. PJSC	2,182,596	9,839,998
First Abu Dhabi Bank PJSC	5,444,067	16,985,151
		47,220,041
Total Common Stock
(Cost $5,902,308,544)		7,069,128,105

Preferred Stock 1.4% of net assets

Brazil 1.2%
Alpargatas S.A.	222,515	1,510,907
Azul S.A. *	334,735	1,355,195
Banco Bradesco S.A.	4,807,759	18,176,219
Banco do Estado do Rio Grande do Sul S.A., Class B	272,480	651,659
Bradespar S.A.	283,053	2,269,728
Braskem S.A., A Shares	238,748	926,547
Centrais Eletricas Brasileiras S.A., B Shares	315,149	2,061,776
Cia de Transmissao de Energia Electrica Paulista	225,674	881,568
Cia Energetica de Sao Paulo, B Shares	257,555	1,413,151
Companhia Energetica de Minas Gerais	1,328,599	2,550,201
Companhia Paranaense de Energia, B Shares	112,190	1,263,439
Gerdau S.A.	1,301,403	4,528,661
Gol Linhas Aereas Inteligentes S.A. *	203,618	664,016
Itausa S.A.	5,650,459	9,712,869
Lojas Americanas S.A.	974,814	5,734,200
Petroleo Brasileiro S.A.	5,632,122	22,473,460
Telefonica Brasil S.A.	562,701	4,907,056
Usinas Siderurgicas de Minas Gerais S.A., A Shares	535,578	990,925
		82,071,577

Chile 0.1%
Embotelladora Andina S.A., B Shares	269,865	576,217
Sociedad Quimica y Minera de Chile S.A., B Shares	143,724	4,503,687
		5,079,904

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,190,091	1,294,070
Grupo de Inversiones Suramericana S.A.	94,175	452,042
		1,746,112

Russia 0.1%
Bashneft PJSC *	28,113	507,829
Surgutneftegas PJSC	9,806,826	4,912,641
Tatneft PJSC	147,564	1,066,826
Transneft PJSC *	1,820	3,377,303
		9,864,599
Total Preferred Stock
(Cost $123,292,754)		98,762,192

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

China 0.0%
Legend Holdings Corp. expires 05/23/19 *(b)	38,995	—

Thailand 0.0%
Gulf Energy Development PCL NVDR expires 09/16/20 *(b)	473,962	22,844
Total Rights
(Cost $—)		22,844

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL expires 02/16/21 *	978,260	27,975
Minor International PCL expires 07/31/23 *	220,836	69,892
Srisawad Corp. expires 08/17/21 *(b)	28,624	9,716
Total Warrants
(Cost $—)		107,583

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	13,105,425	13,105,425
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	4,112,300	4,112,300
Total Other Investment Companies
(Cost $17,217,725)		17,217,725

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/18/20	475	26,134,500	636,503
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,348,176.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

46
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Adient plc *	43,270	750,302
American Axle & Manufacturing Holdings, Inc. *	52,642	409,555
Aptiv plc	128,857	11,097,165
Autoliv, Inc.	37,926	2,971,123
BorgWarner, Inc.	99,442	4,036,351
Cooper Tire & Rubber Co.	24,750	855,607
Cooper-Standard Holding, Inc. *	8,407	152,335
Dana, Inc.	69,028	962,940
Delphi Technologies plc *	41,784	725,788
Dorman Products, Inc. *	13,992	1,184,982
Ford Motor Co.	1,879,497	12,818,169
Fox Factory Holding Corp. *	19,748	1,990,796
Garrett Motion, Inc. *	35,768	98,362
General Motors Co.	604,779	17,919,602
Gentex Corp.	118,115	3,195,011
Gentherm, Inc. *	15,136	684,601
Harley-Davidson, Inc.	74,620	2,067,720
LCI Industries	11,852	1,346,743
Lear Corp.	26,173	2,981,890
Modine Manufacturing Co. *	21,664	146,665
Motorcar Parts of America, Inc. *	7,953	138,462
Standard Motor Products, Inc.	10,098	458,853
Stoneridge, Inc. *	12,399	250,460
Tenneco, Inc., Class A *	29,851	242,689
Tesla, Inc. *	352,480	175,647,833
The Goodyear Tire & Rubber Co.	112,301	1,077,528
Thor Industries, Inc.	26,723	2,523,453
Veoneer, Inc. *	48,531	673,610
Visteon Corp. *	13,732	1,035,805
Winnebago Industries, Inc.	16,118	870,050
		249,314,450

Banks 3.5%
1st Source Corp.	6,920	238,394
Allegiance Bancshares, Inc.	9,350	237,677
Altabancorp	8,536	176,012
Ameris Bancorp	31,642	775,862
Arrow Financial Corp.	7,948	227,710
Associated Banc-Corp.	75,578	1,015,768
Atlantic Union Bankshares Corp.	37,648	875,692
Axos Financial, Inc. *	25,026	620,144
Banc of California, Inc.	20,942	230,153
BancFirst Corp.	7,950	349,800
BancorpSouth Bank	47,049	1,015,317
Bank of America Corp.	3,761,972	96,833,159
Bank of Hawaii Corp.	18,617	1,024,680
Bank of Marin Bancorp	5,721	182,099
Bank OZK	58,312	1,343,508
BankUnited, Inc.	45,708	1,068,653
Banner Corp.	16,273	587,781
Berkshire Hills Bancorp, Inc.	12,168	111,702
BOK Financial Corp.	15,609	876,289
Boston Private Financial Holdings, Inc.	36,823	218,729
Bridge Bancorp, Inc.	8,613	172,346
Security	Number of Shares	Value ($)
Bridgewater Bancshares, Inc. *	11,853	115,211
Brookline Bancorp, Inc.	35,816	343,834
Bryn Mawr Bank Corp.	9,417	255,577
Byline Bancorp, Inc.	11,205	141,631
Cadence BanCorp	63,387	602,176
Camden National Corp.	7,105	232,014
Capitol Federal Financial, Inc.	69,071	645,123
Carter Bank & Trust	10,507	74,495
Cathay General Bancorp	37,131	916,764
CBTX, Inc.	9,069	142,837
Central Pacific Financial Corp.	14,124	218,781
CIT Group, Inc.	49,088	965,561
Citigroup, Inc.	1,002,479	51,246,726
Citizens Financial Group, Inc.	206,060	5,330,772
City Holding Co.	8,054	515,295
Columbia Banking System, Inc.	34,420	960,662
Columbia Financial, Inc. *	23,791	253,850
Comerica, Inc.	67,559	2,670,607
Commerce Bancshares, Inc.	48,191	2,870,738
Community Bank System, Inc.	24,394	1,467,787
Community Trust Bancorp, Inc.	8,180	263,969
ConnectOne Bancorp, Inc.	15,693	237,278
CrossFirst Bankshares, Inc. *	4,993	46,085
Cullen/Frost Bankers, Inc.	27,659	1,921,194
Customers Bancorp, Inc. *	13,873	177,158
CVB Financial Corp.	59,886	1,090,524
Dime Community Bancshares, Inc.	14,749	190,262
Eagle Bancorp, Inc.	15,554	447,644
East West Bancorp, Inc.	67,802	2,493,758
Enterprise Financial Services Corp.	12,882	385,301
Equity Bancshares, Inc., Class A *	7,671	121,969
Essent Group Ltd.	53,095	1,895,491
F.N.B. Corp.	154,865	1,161,487
FB Financial Corp.	14,765	398,655
Federal Agricultural Mortgage Corp., Class C	5,006	341,159
Fifth Third Bancorp	344,291	7,113,052
Financial Institutions, Inc.	3,881	66,870
First BanCorp	104,182	596,963
First Bancorp (North Carolina)	14,467	295,850
First Bancshares, Inc.	11,325	242,808
First Busey Corp.	23,861	425,084
First Citizens BancShares, Inc., Class A	3,832	1,506,551
First Commonwealth Financial Corp.	47,688	391,042
First Community Bankshares, Inc.	6,005	115,536
First Financial Bancorp	48,521	665,708
First Financial Bankshares, Inc.	68,475	2,073,081
First Financial Corp.	6,712	230,826
First Foundation, Inc.	17,757	269,729
First Hawaiian, Inc.	61,513	1,016,810
First Horizon National Corp.	265,890	2,539,249
First Interstate BancSystem, Inc., Class A	15,897	521,422
First Merchants Corp.	27,212	696,083
First Mid Bancshares, Inc.	6,281	163,557
First Midwest Bancorp, Inc.	57,609	717,808
First Republic Bank	82,715	9,339,351
Flagstar Bancorp, Inc.	19,645	617,246
Flushing Financial Corp.	15,328	185,929
Fulton Financial Corp.	77,872	761,588
German American Bancorp, Inc.	11,284	319,901

1
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Glacier Bancorp, Inc.	42,742	1,499,603
Great Southern Bancorp, Inc.	4,798	184,915
Great Western Bancorp, Inc.	27,663	385,346
Hancock Whitney Corp.	42,013	840,680
Hanmi Financial Corp.	13,939	132,839
Harborone Bancorp, Inc. *	30,913	267,397
HBT Financial, Inc.	4,462	52,875
Heartland Financial USA, Inc.	15,896	547,299
Heritage Commerce Corp.	18,519	128,337
Heritage Financial Corp.	16,162	322,270
Hilltop Holdings, Inc.	32,250	664,350
Home BancShares, Inc.	74,278	1,204,046
HomeStreet, Inc.	10,910	298,607
HomeTrust Bancshares, Inc.	6,940	97,368
Hope Bancorp, Inc.	61,215	517,879
Horizon Bancorp, Inc.	19,369	216,545
Huntington Bancshares, Inc.	486,765	4,580,459
Independent Bank Corp.	15,471	972,352
Independent Bank Group, Inc.	17,259	802,543
International Bancshares Corp.	25,591	808,164
Investors Bancorp, Inc.	96,382	746,960
JPMorgan Chase & Co.	1,467,347	147,013,496
Kearny Financial Corp.	37,418	290,364
KeyCorp	469,006	5,778,154
Lakeland Bancorp, Inc.	30,316	322,259
Lakeland Financial Corp.	11,923	544,762
Live Oak Bancshares, Inc.	14,783	327,887
Luther Burbank Corp.	6,922	64,305
M&T Bank Corp.	62,006	6,402,740
Mercantile Bank Corp.	8,310	181,490
Merchants Bancorp	8,047	163,998
Meridian Bancorp, Inc.	26,451	307,890
Meta Financial Group, Inc.	16,789	323,692
Metrocity Bankshares, Inc. (a)	9,623	131,258
MGIC Investment Corp.	167,890	1,539,551
Midland States Bancorp, Inc.	10,016	146,334
Mr Cooper Group, Inc. *	35,072	642,694
National Bank Holdings Corp., Class A	15,057	428,221
NBT Bancorp, Inc.	21,185	645,507
New York Community Bancorp, Inc.	224,911	2,035,445
Nicolet Bankshares, Inc. *	3,934	236,119
NMI Holdings, Inc., Class A *	39,379	675,350
Northfield Bancorp, Inc.	19,922	192,447
Northwest Bancshares, Inc.	56,800	574,248
OceanFirst Financial Corp.	28,888	450,942
OFG Bancorp	24,799	318,419
Old National Bancorp	77,581	1,084,582
Origin Bancorp, Inc.	9,734	230,501
Pacific Premier Bancorp, Inc.	37,591	849,181
PacWest Bancorp	58,533	1,116,810
Park National Corp.	6,765	608,241
Peapack-Gladstone Financial Corp.	7,960	135,320
PennyMac Financial Services, Inc.	19,942	1,051,342
People's United Financial, Inc.	206,653	2,186,389
Peoples Bancorp, Inc.	9,438	199,519
Peoples Financial Services Corp.	2,611	95,145
Pinnacle Financial Partners, Inc.	33,978	1,357,421
Popular, Inc.	42,573	1,576,904
Preferred Bank	6,969	260,641
Premier Financial Corp.	18,206	332,715
Prosperity Bancshares, Inc.	44,450	2,423,414
Provident Financial Services, Inc.	29,672	391,077
QCR Holdings, Inc.	7,951	238,291
Radian Group, Inc.	88,844	1,371,751
Red River Bancshares, Inc.	2,627	114,327
Regions Financial Corp.	462,948	5,351,679
Renasant Corp.	27,919	708,305
Republic Bancorp, Inc., Class A	3,793	116,673
Security	Number of Shares	Value ($)
Rocket Cos., Inc., Class A *(a)	48,337	1,353,436
S&T Bancorp, Inc.	19,111	385,947
Sandy Spring Bancorp, Inc.	23,445	560,804
Seacoast Banking Corp. of Florida *	24,805	502,053
ServisFirst Bancshares, Inc.	23,091	846,285
Signature Bank	25,670	2,490,760
Simmons First National Corp., Class A	55,004	938,918
South State Corp.	34,272	1,908,265
Southside Bancshares, Inc.	15,567	428,949
Sterling Bancorp	92,369	1,077,946
Stock Yards Bancorp, Inc.	9,876	423,977
SVB Financial Group *	24,863	6,349,513
Synovus Financial Corp.	70,758	1,547,477
TCF Financial Corp.	73,976	1,988,475
Texas Capital Bancshares, Inc. *	24,366	789,215
TFS Financial Corp.	25,015	386,482
The Bancorp, Inc. *	23,797	226,071
The First of Long Island Corp.	9,477	145,614
The PNC Financial Services Group, Inc.	204,066	22,692,139
Tompkins Financial Corp.	5,903	390,661
Towne Bank	31,795	563,725
TriCo Bancshares	11,924	330,176
TriState Capital Holdings, Inc. *	10,762	149,592
Triumph Bancorp, Inc. *	11,931	340,749
Truist Financial Corp.	648,487	25,167,780
TrustCo Bank Corp.	48,550	289,358
Trustmark Corp.	30,437	714,661
U.S. Bancorp	659,492	24,005,509
UMB Financial Corp.	21,055	1,131,075
Umpqua Holdings Corp.	106,686	1,203,418
United Bankshares, Inc.	60,491	1,581,235
United Community Banks, Inc.	38,508	697,765
Univest Financial Corp.	14,491	233,160
Valley National Bancorp	189,713	1,424,745
Veritex Holdings, Inc.	23,717	426,432
Walker & Dunlop, Inc.	13,486	738,763
Washington Federal, Inc.	36,916	865,680
Washington Trust Bancorp, Inc.	7,432	248,080
Waterstone Financial, Inc.	9,826	152,205
Webster Financial Corp.	44,554	1,225,235
Wells Fargo & Co.	1,794,931	43,347,584
WesBanco, Inc.	31,795	706,485
Westamerica BanCorp	13,043	793,797
Western Alliance Bancorp	45,079	1,591,289
Wintrust Financial Corp.	27,317	1,188,836
WSFS Financial Corp.	24,474	717,088
Zions Bancorp NA	79,419	2,554,115
		584,826,052

Capital Goods 5.7%
3M Co.	276,825	45,128,011
A.O. Smith Corp.	65,431	3,204,156
AAON, Inc.	19,271	1,097,098
AAR Corp.	16,108	325,059
Acuity Brands, Inc.	19,311	2,110,499
Advanced Drainage Systems, Inc.	24,877	1,380,176
AECOM *	76,515	3,023,108
Aegion Corp. *	14,211	230,005
Aerojet Rocketdyne Holdings, Inc. *	34,796	1,439,511
AeroVironment, Inc. *	10,122	773,220
AGCO Corp.	30,150	2,143,665
Air Lease Corp.	51,990	1,615,849
Alamo Group, Inc.	4,444	492,840
Albany International Corp., Class A	15,282	793,136
Allegion plc	44,754	4,627,116
Allison Transmission Holdings, Inc.	54,324	1,948,602
Altra Industrial Motion Corp.	32,617	1,273,694

2
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Ameresco, Inc., Class A *	10,509	358,777
American Woodmark Corp. *	7,537	659,488
AMETEK, Inc.	110,210	11,098,147
API Group Corp. *	49,436	699,025
Apogee Enterprises, Inc.	12,492	261,458
Applied Industrial Technologies, Inc.	18,175	1,094,317
Arcosa, Inc.	23,429	1,084,528
Argan, Inc.	6,638	280,987
Armstrong World Industries, Inc.	23,327	1,720,133
Astec Industries, Inc.	10,796	569,165
Astronics Corp. *	11,924	107,793
Atkore International Group, Inc. *	22,399	598,725
Axon Enterprise, Inc. *	29,892	2,561,147
AZZ, Inc.	12,109	420,546
Barnes Group, Inc.	23,190	918,324
Beacon Roofing Supply, Inc. *	32,810	1,111,931
BMC Stock Holdings, Inc. *	31,657	1,263,747
Builders FirstSource, Inc. *	56,825	1,739,982
BWX Technologies, Inc.	45,917	2,553,444
CAI International, Inc. *	8,805	192,037
Carlisle Cos., Inc.	26,552	3,476,984
Carrier Global Corp.	393,277	11,739,318
Caterpillar, Inc.	260,487	37,069,905
Chart Industries, Inc. *	17,293	1,136,496
CIRCOR International, Inc. *	9,518	282,209
Colfax Corp. *	40,268	1,340,119
Columbus McKinnon Corp.	12,297	447,303
Comfort Systems USA, Inc.	17,191	871,068
Cornerstone Building Brands, Inc. *	25,953	206,586
Crane Co.	24,162	1,366,119
CSW Industrials, Inc.	7,596	548,811
Cubic Corp.	15,242	717,593
Cummins, Inc.	71,027	14,720,346
Curtiss-Wright Corp.	20,299	2,076,994
Deere & Co.	150,599	31,634,826
Donaldson Co., Inc.	61,033	3,073,622
Douglas Dynamics, Inc.	10,348	397,260
Dover Corp.	69,333	7,615,537
DXP Enterprises, Inc. *	7,255	139,586
Dycom Industries, Inc. *	15,781	970,689
Eaton Corp. plc	192,051	19,608,407
EMCOR Group, Inc.	26,104	1,958,061
Emerson Electric Co.	286,944	19,934,000
Encore Wire Corp.	9,813	506,449
Energy Recovery, Inc. *	15,380	130,884
Enerpac Tool Group Corp.	26,465	550,472
EnerSys	20,174	1,452,125
EnPro Industries, Inc.	10,062	588,828
ESCO Technologies, Inc.	12,604	1,133,352
Evoqua Water Technologies Corp. *	39,360	805,306
Fastenal Co.	276,269	13,498,503
Federal Signal Corp.	28,235	906,908
Flowserve Corp.	63,509	1,884,947
Fluor Corp.	67,559	643,162
Fortive Corp.	143,238	10,328,892
Fortune Brands Home & Security, Inc.	67,576	5,681,790
Foundation Building Materials, Inc. *	7,810	126,756
Franklin Electric Co., Inc.	18,697	1,109,854
Gates Industrial Corp. plc *	22,898	258,518
GATX Corp.	16,546	1,106,596
Generac Holdings, Inc. *	30,088	5,716,118
General Dynamics Corp.	111,504	16,653,122
General Electric Co.	4,201,999	26,640,674
Gibraltar Industries, Inc. *	15,470	966,024
GMS, Inc. *	20,120	532,979
Graco, Inc.	80,285	4,658,136
GrafTech International Ltd.	29,924	199,294
Graham Corp.	5,168	67,856
Security	Number of Shares	Value ($)
Granite Construction, Inc.	22,432	417,011
Great Lakes Dredge & Dock Corp. *	30,832	288,896
Griffon Corp.	21,356	464,066
H&E Equipment Services, Inc.	14,094	285,544
HD Supply Holdings, Inc. *	78,003	3,093,599
HEICO Corp.	19,472	2,140,362
HEICO Corp., Class A	35,568	3,179,068
Helios Technologies, Inc.	14,371	590,792
Herc Holdings, Inc. *	11,302	462,817
Hexcel Corp.	40,726	1,604,197
Hillenbrand, Inc.	36,467	1,156,369
Honeywell International, Inc.	338,175	55,984,871
Howmet Aerospace, Inc.	186,628	3,269,723
Hubbell, Inc.	26,287	3,809,512
Huntington Ingalls Industries, Inc.	19,520	2,957,670
Hyster-Yale Materials Handling, Inc.	4,685	188,993
IDEX Corp.	36,408	6,561,814
Illinois Tool Works, Inc.	138,611	27,382,603
Ingersoll Rand, Inc. *	167,664	5,878,300
Insteel Industries, Inc.	8,636	159,248
ITT, Inc.	41,229	2,589,593
Jacobs Engineering Group, Inc.	62,833	5,671,935
JELD-WEN Holding, Inc. *	31,795	669,285
John Bean Technologies Corp.	15,420	1,580,704
Johnson Controls International plc	357,323	14,553,766
Kadant, Inc.	5,731	667,318
Kaman Corp.	13,824	639,360
Kennametal, Inc.	39,741	1,153,284
Kratos Defense & Security Solutions, Inc. *	49,511	967,940
L.B. Foster Co., Class A *	5,524	82,584
L3Harris Technologies, Inc.	103,784	18,757,920
Lennox International, Inc.	16,744	4,693,846
Lincoln Electric Holdings, Inc.	28,545	2,760,587
Lindsay Corp.	5,631	562,706
Lockheed Martin Corp.	118,912	46,406,597
Lydall, Inc. *	7,578	142,315
Masco Corp.	127,086	7,409,114
Masonite International Corp. *	11,736	1,071,379
MasTec, Inc. *	28,386	1,311,717
Mercury Systems, Inc. *	26,766	2,027,257
Meritor, Inc. *	33,643	765,715
Moog, Inc., Class A	14,486	873,361
MRC Global, Inc. *	40,780	232,038
MSC Industrial Direct Co., Inc., Class A	21,610	1,424,099
Mueller Industries, Inc.	27,348	812,236
Mueller Water Products, Inc., Class A	74,524	804,859
MYR Group, Inc. *	7,531	292,278
National Presto Industries, Inc.	2,248	202,163
Navistar International Corp. *	31,691	1,013,478
NN, Inc.	22,719	103,371
Nordson Corp.	24,654	4,597,724
Northrop Grumman Corp.	74,606	25,560,762
NOW, Inc. *	53,678	390,239
NV5 Global, Inc. *	5,473	283,337
nVent Electric plc	75,612	1,445,701
Omega Flex, Inc.	1,630	214,736
Oshkosh Corp.	32,713	2,519,228
Otis Worldwide Corp.	195,100	12,271,790
Owens Corning	51,802	3,503,887
PACCAR, Inc.	166,497	14,292,102
PAE, Inc. *	15,551	137,393
Park Aerospace Corp.	7,677	85,138
Park-Ohio Holdings Corp.	4,704	74,417
Parker-Hannifin Corp.	61,854	12,742,543
Parsons Corp. *	9,094	302,466
Patrick Industries, Inc.	11,499	646,359
Pentair plc	78,912	3,562,088

3
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
PGT Innovations, Inc. *	29,211	529,595
Plug Power, Inc. *	162,232	2,105,771
Powell Industries, Inc.	3,838	103,588
Preformed Line Products Co.	1,622	88,253
Primoris Services Corp.	20,533	391,359
Proto Labs, Inc. *	13,102	1,925,994
Quanex Building Products Corp.	16,152	271,515
Quanta Services, Inc.	66,545	3,410,431
Raven Industries, Inc.	17,296	429,806
Raytheon Technologies Corp.	707,440	43,153,840
RBC Bearings, Inc. *	12,081	1,595,175
Regal Beloit Corp.	19,888	1,966,128
Resideo Technologies, Inc. *	58,743	784,806
REV Group, Inc.	7,433	57,606
Rexnord Corp.	58,832	1,703,775
Rockwell Automation, Inc.	55,638	12,826,228
Roper Technologies, Inc.	50,369	21,517,133
Rush Enterprises, Inc., Class A	13,152	635,505
Rush Enterprises, Inc., Class B	3,444	143,925
Sensata Technologies Holding plc *	76,180	3,172,135
Simpson Manufacturing Co., Inc.	18,903	1,858,921
SiteOne Landscape Supply, Inc. *	21,442	2,681,322
Snap-on, Inc.	26,175	3,880,967
Spirit AeroSystems Holdings, Inc., Class A	52,252	1,074,301
SPX Corp. *	20,889	873,787
SPX FLOW, Inc. *	20,820	905,254
Standex International Corp.	6,113	353,576
Stanley Black & Decker, Inc.	74,470	12,012,011
Sunrun, Inc. *	39,494	2,233,583
Systemax, Inc.	8,377	185,886
Teledyne Technologies, Inc. *	17,705	5,552,465
Tennant Co.	9,095	604,545
Terex Corp.	32,658	639,117
Textron, Inc.	109,122	4,302,680
The Boeing Co.	257,922	44,316,158
The Gorman-Rupp Co.	8,680	277,326
The Greenbrier Cos., Inc.	15,341	417,122
The Manitowoc Co., Inc. *	16,978	159,933
The Middleby Corp. *	26,945	2,637,915
The Timken Co.	31,955	1,731,641
The Toro Co.	51,575	3,882,566
Thermon Group Holdings, Inc. *	15,522	204,270
Titan Machinery, Inc. *	9,662	130,437
TPI Composites, Inc. *	15,454	474,592
Trane Technologies plc	115,060	13,621,953
TransDigm Group, Inc.	24,300	12,141,981
Trex Co., Inc. *	27,951	4,178,395
TriMas Corp. *	21,211	536,214
Trinity Industries, Inc.	46,027	942,173
Triton International Ltd.	24,317	876,871
Triumph Group, Inc.	25,004	180,779
Tutor Perini Corp. *	20,279	254,501
UFP Industries, Inc.	29,396	1,744,653
United Rentals, Inc. *	34,813	6,163,642
Univar Solutions, Inc. *	65,481	1,191,099
Valmont Industries, Inc.	10,202	1,296,164
Veritiv Corp. *	9,021	156,785
Vicor Corp. *	9,230	803,287
Virgin Galactic Holdings, Inc. *(a)	52,938	947,590
Vivint Solar, Inc. *	24,479	755,912
W.W. Grainger, Inc.	20,787	7,596,193
Wabash National Corp.	23,844	291,135
Watsco, Inc.	15,904	3,896,321
Watts Water Technologies, Inc., Class A	13,295	1,272,996
Welbilt, Inc. *	61,907	456,874
WESCO International, Inc. *	23,767	1,113,484
Security	Number of Shares	Value ($)
Westinghouse Air Brake Technologies Corp.	86,018	5,724,498
WillScot Mobile Mini Holdings Corp. *	78,464	1,404,506
Woodward, Inc.	27,038	2,316,886
Xylem, Inc.	86,773	6,957,459
		946,152,294

Commercial & Professional Services 1.1%
ABM Industries, Inc.	32,154	1,226,354
Acacia Research Corp. *	21,782	82,663
ACCO Brands Corp.	49,532	320,967
ADT, Inc.	50,109	533,661
Advanced Disposal Services, Inc. *	36,751	1,107,308
ASGN, Inc. *	25,776	1,849,943
Barrett Business Services, Inc.	3,846	221,414
Brady Corp., Class A	23,934	1,122,265
BrightView Holdings, Inc. *	14,770	181,376
Casella Waste Systems, Inc., Class A *	20,235	1,136,195
CBIZ, Inc. *	27,349	665,128
Cimpress plc *	10,744	995,969
Cintas Corp.	40,725	13,571,199
Clean Harbors, Inc. *	24,266	1,482,653
Copart, Inc. *	99,693	10,300,281
CoreLogic, Inc.	38,715	2,570,676
CoStar Group, Inc. *	18,922	16,057,209
Covanta Holding Corp.	57,234	540,289
Deluxe Corp.	19,675	558,770
Ennis, Inc.	13,011	238,492
Equifax, Inc.	58,204	9,793,987
Exponent, Inc.	24,837	1,998,261
Forrester Research, Inc. *	7,331	259,957
Franklin Covey Co. *	5,011	98,917
FTI Consulting, Inc. *	18,214	2,090,239
Harsco Corp. *	42,053	595,050
Healthcare Services Group, Inc.	35,328	734,822
Heidrick & Struggles International, Inc.	8,713	188,462
Heritage-Crystal Clean, Inc. *	5,216	76,571
Herman Miller, Inc.	28,340	675,342
HNI Corp.	20,603	656,206
Huron Consulting Group, Inc. *	11,082	480,737
IAA, Inc. *	64,180	3,357,898
ICF International, Inc.	9,270	633,234
IHS Markit Ltd.	192,057	15,349,195
Insperity, Inc.	17,851	1,202,622
Interface, Inc.	26,492	200,280
KAR Auction Services, Inc.	63,015	1,092,680
Kelly Services, Inc., Class A	15,184	288,344
Kforce, Inc.	8,500	291,890
Kimball International, Inc., Class B	18,210	204,134
Knoll, Inc.	24,362	313,539
Korn Ferry	25,878	789,279
ManpowerGroup, Inc.	28,481	2,087,942
Matthews International Corp., Class A	14,227	311,571
McGrath RentCorp	11,926	791,409
MSA Safety, Inc.	17,078	2,150,974
Nielsen Holdings plc	171,653	2,622,858
PICO Holdings, Inc. *	12,275	109,125
Pitney Bowes, Inc.	87,313	479,348
Quad/Graphics, Inc.	16,028	55,938
R.R. Donnelley & Sons Co.	33,988	44,864
Republic Services, Inc.	100,459	9,314,558
Resources Connection, Inc.	12,742	156,599
Robert Half International, Inc.	54,954	2,923,553
Rollins, Inc.	67,559	3,725,203
SP Plus Corp. *	10,459	214,514
Steelcase, Inc., Class A	40,668	424,981
Stericycle, Inc. *	43,857	2,811,672

4
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Team, Inc. *	13,505	86,027
Tetra Tech, Inc.	26,187	2,417,322
The Brink's Co.	24,162	1,168,474
TransUnion	91,582	7,941,991
TriNet Group, Inc. *	20,322	1,378,644
TrueBlue, Inc. *	19,043	322,208
UniFirst Corp.	7,360	1,417,683
Upwork, Inc. *	34,471	524,993
US Ecology, Inc.	12,908	479,274
Verisk Analytics, Inc.	78,351	14,625,781
Viad Corp.	9,954	213,314
VSE Corp.	4,451	129,213
Waste Management, Inc.	186,780	21,292,920
		176,357,411

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	16,374	577,838
American Outdoor Brands, Inc. *	6,754	102,867
Beazer Homes USA, Inc. *	12,539	153,477
Brunswick Corp.	37,808	2,339,937
Callaway Golf Co.	43,928	916,338
Capri Holdings Ltd. *	72,803	1,153,200
Carter's, Inc.	21,041	1,675,284
Casper Sleep, Inc. *(a)	8,813	80,022
Cavco Industries, Inc. *	4,171	796,286
Century Communities, Inc. *	13,773	491,421
Columbia Sportswear Co.	13,427	1,148,948
Crocs, Inc. *	33,515	1,337,584
D.R. Horton, Inc.	159,452	11,380,089
Deckers Outdoor Corp. *	13,643	2,781,398
Ethan Allen Interiors, Inc.	12,024	171,222
Fossil Group, Inc. *	24,061	154,833
G-III Apparel Group Ltd. *	21,024	232,525
Garmin Ltd.	69,705	7,222,135
GoPro, Inc., Class A *	60,393	277,204
Hanesbrands, Inc.	168,048	2,569,454
Hasbro, Inc.	61,269	4,836,575
Helen of Troy Ltd. *	12,149	2,512,656
Installed Building Products, Inc. *	10,286	893,031
iRobot Corp. *	13,610	1,007,548
Johnson Outdoors, Inc., Class A	3,145	269,558
KB Home	39,743	1,421,210
Kontoor Brands, Inc. *	22,460	496,366
La-Z-Boy, Inc.	22,483	730,697
Legacy Housing Corp. *	2,600	39,702
Leggett & Platt, Inc.	65,056	2,667,296
Lennar Corp., Class A	137,990	10,324,412
Levi Strauss & Co., Class A	20,592	253,693
LGI Homes, Inc. *	11,064	1,237,619
Lululemon Athletica, Inc. *	55,082	20,692,655
M.D.C Holdings, Inc.	24,304	1,054,308
M/I Homes, Inc. *	14,139	601,756
Malibu Boats, Inc., Class A *	10,595	549,351
Marine Products Corp.	4,015	58,017
Mattel, Inc. *	167,968	1,804,816
Meritage Homes Corp. *	17,247	1,656,229
Mohawk Industries, Inc. *	28,736	2,653,195
Movado Group, Inc.	8,427	91,939
Newell Brands, Inc.	183,523	2,932,698
NIKE, Inc., Class B	596,671	66,761,518
NVR, Inc. *	1,695	7,065,336
Oxford Industries, Inc.	8,056	399,014
Peloton Interactive, Inc., Class A *	12,022	921,727
Polaris, Inc.	27,613	2,790,017
PulteGroup, Inc.	122,044	5,441,942
PVH Corp.	34,353	1,915,523
Ralph Lauren Corp.	22,937	1,578,754
Security	Number of Shares	Value ($)
Skechers U.S.A., Inc., Class A *	65,935	1,968,160
Skyline Champion Corp. *	23,938	683,191
Smith & Wesson Brands, Inc. *	27,155	495,850
Sonos, Inc. *	30,412	427,897
Steven Madden Ltd.	36,766	777,969
Sturm Ruger & Co., Inc.	8,431	597,421
Tapestry, Inc.	132,332	1,949,250
Taylor Morrison Home Corp., Class A *	64,562	1,519,144
Tempur Sealy International, Inc. *	20,538	1,756,820
Toll Brothers, Inc.	55,848	2,357,903
TopBuild Corp. *	16,361	2,516,322
TRI Pointe Group, Inc. *	63,115	1,065,381
Tupperware Brands Corp.	23,724	386,464
Under Armour, Inc., Class A *	89,687	879,829
Under Armour, Inc., Class C *	95,760	847,476
Unifi, Inc. *	6,545	80,045
Universal Electronics, Inc. *	7,305	300,089
Vera Bradley, Inc. *	9,088	47,894
VF Corp.	154,082	10,130,891
Vista Outdoor, Inc. *	26,458	513,550
Whirlpool Corp.	29,968	5,325,913
Wolverine World Wide, Inc.	39,101	976,743
YETI Holdings, Inc. *	31,803	1,634,038
		218,459,460

Consumer Services 1.8%
Accel Entertainment, Inc. *	20,681	245,277
Adtalem Global Education, Inc. *	24,749	821,667
American Public Education, Inc. *	8,698	273,465
Aramark	120,747	3,327,787
BBX Capital Corp.	5,975	92,015
Biglari Holdings, Inc., Class B *	1,000	99,100
BJ's Restaurants, Inc.	9,889	311,701
Bloomin' Brands, Inc.	40,151	575,765
Boyd Gaming Corp.	39,695	1,063,032
Bright Horizons Family Solutions, Inc. *	27,508	3,658,839
Brinker International, Inc.	21,739	979,125
Caesars Entertainment, Inc. *	73,696	3,375,277
Carnival Corp.	230,149	3,792,855
Carriage Services, Inc.	8,763	194,013
Carrols Restaurant Group, Inc. *	20,113	133,953
Chegg, Inc. *	56,695	4,180,689
Chipotle Mexican Grill, Inc. *	12,335	16,162,304
Choice Hotels International, Inc.	15,409	1,529,960
Churchill Downs, Inc.	16,997	2,970,396
Chuy's Holdings, Inc. *	9,094	202,251
Cracker Barrel Old Country Store, Inc.	11,606	1,551,838
Darden Restaurants, Inc.	62,723	5,436,202
Dave & Buster's Entertainment, Inc.	23,383	388,859
Denny's Corp. *	28,106	322,095
Dine Brands Global, Inc.	8,302	494,467
Domino's Pizza, Inc.	18,936	7,744,067
DraftKings, Inc., Class A *	117,595	4,158,159
Drive Shack, Inc. *	36,265	50,408
Dunkin' Brands Group, Inc.	39,754	3,024,484
El Pollo Loco Holdings, Inc. *	7,710	137,778
Everi Holdings, Inc. *	39,750	308,460
Extended Stay America, Inc.	86,212	1,076,788
Fiesta Restaurant Group, Inc. *	12,162	121,863
frontdoor, Inc. *	40,662	1,771,643
Golden Entertainment, Inc. *	9,099	116,831
Graham Holdings Co., Class B	2,211	946,197
Grand Canyon Education, Inc. *	22,713	2,135,931
H&R Block, Inc.	92,575	1,342,337
Hilton Grand Vacations, Inc. *	41,257	903,941
Hilton Worldwide Holdings, Inc.	133,826	12,092,517
Houghton Mifflin Harcourt Co. *	44,758	101,153

5
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Hyatt Hotels Corp., Class A	16,614	938,525
Jack in the Box, Inc.	10,543	868,638
K12, Inc. *	18,155	675,548
Las Vegas Sands Corp.	161,835	8,206,653
Laureate Education, Inc., Class A *	52,172	653,193
Lindblad Expeditions Holdings, Inc. *	14,761	146,208
Marriott International, Inc., Class A	129,563	13,333,328
Marriott Vacations Worldwide Corp.	17,946	1,698,948
McDonald's Corp.	358,124	76,466,636
MGM Resorts International	238,444	5,364,990
Monarch Casino & Resort, Inc. *	5,857	269,481
Noodles & Co. *	18,555	141,204
Norwegian Cruise Line Holdings Ltd. *	132,339	2,264,320
OneSpaWorld Holdings Ltd.	16,055	111,261
Papa John's International, Inc.	11,009	1,082,075
Penn National Gaming, Inc. *	63,088	3,223,797
Perdoceo Education Corp. *	34,672	498,237
Planet Fitness, Inc., Class A *	38,139	2,318,470
Playa Hotels & Resorts N.V. *	24,918	105,154
Red Robin Gourmet Burgers, Inc. *	6,593	73,182
Red Rock Resorts, Inc., Class A	33,415	570,561
Regis Corp. *	13,048	96,425
Royal Caribbean Cruises Ltd.	82,704	5,693,343
Ruth's Hospitality Group, Inc.	12,784	131,356
Scientific Games Corp., Class A *	25,250	522,296
SeaWorld Entertainment, Inc. *	19,665	401,166
Service Corp. International	85,573	3,906,407
ServiceMaster Global Holdings, Inc. *	64,448	2,571,475
Shake Shack, Inc., Class A *	17,107	1,167,553
Six Flags Entertainment Corp.	37,705	819,330
Starbucks Corp.	562,535	47,517,331
Strategic Education, Inc.	11,593	1,189,094
Texas Roadhouse, Inc.	31,793	2,002,641
The Cheesecake Factory, Inc. (a)	20,577	607,639
The Wendy's Co.	86,105	1,803,039
Twin River Worldwide Holdings, Inc.	11,119	266,078
Vail Resorts, Inc.	19,479	4,239,994
Vivint Smart Home, Inc. *	19,298	342,539
Wingstop, Inc.	14,125	2,308,025
WW International, Inc. *	22,505	528,417
Wyndham Destinations, Inc.	41,000	1,188,590
Wyndham Hotels & Resorts, Inc.	44,633	2,336,984
Wynn Resorts Ltd.	47,064	4,115,747
Yum! Brands, Inc.	145,103	13,908,123
		304,889,490

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	22,757	1,562,268
AG Mortgage Investment Trust, Inc. (a)	17,264	47,994
AGNC Investment Corp.	270,248	3,813,199
Alerus Financial Corp.	711	14,639
Ally Financial, Inc.	179,765	4,113,023
American Express Co.	318,161	32,321,976
Ameriprise Financial, Inc.	59,064	9,261,235
Annaly Capital Management, Inc.	696,467	5,119,032
Anworth Mortgage Asset Corp.	49,281	85,256
Apollo Commercial Real Estate Finance, Inc.	69,194	618,594
Apollo Global Management, Inc.	99,353	4,656,675
Arbor Realty Trust, Inc.	45,943	520,075
Ares Management Corp., Class A	35,776	1,447,139
ARMOUR Residential REIT, Inc.	36,575	354,412
Artisan Partners Asset Management, Inc., Class A	28,364	1,097,970
Assetmark Financial Holdings, Inc. *	6,084	146,929
B. Riley Financial, Inc.	6,902	184,836
Berkshire Hathaway, Inc., Class B *	937,205	204,348,178
Security	Number of Shares	Value ($)
BGC Partners, Inc., Class A	134,503	338,948
BlackRock, Inc.	74,200	44,088,898
Blackstone Mortgage Trust, Inc., Class A	69,893	1,661,357
Blucora, Inc. *	23,085	275,404
Brightsphere Investment Group, Inc.	33,223	460,471
Broadmark Realty Capital, Inc.	59,319	581,326
Cannae Holdings, Inc. *	40,680	1,534,856
Capital One Financial Corp.	218,578	15,088,439
Capstead Mortgage Corp.	55,024	339,498
Cboe Global Markets, Inc.	53,119	4,875,793
Chimera Investment Corp.	96,171	854,960
CME Group, Inc.	172,678	30,368,880
Cohen & Steers, Inc.	10,575	639,788
Colony Credit Real Estate, Inc.	41,689	250,968
Cowen, Inc., Class A	13,131	237,540
Credit Acceptance Corp. *	6,321	2,444,963
Curo Group Holdings Corp.	6,445	49,627
Diamond Hill Investment Group, Inc.	1,123	139,151
Discover Financial Services	147,835	7,847,082
Donnelley Financial Solutions, Inc. *	23,352	254,537
Dynex Capital, Inc.	11,722	185,676
E*TRADE Financial Corp.	107,018	5,789,674
Eaton Vance Corp.	54,914	2,252,572
Ellington Financial, Inc.	17,182	214,088
Encore Capital Group, Inc. *	13,557	622,809
Enova International, Inc. *	13,293	227,044
Equitable Holdings, Inc.	194,080	4,112,555
Evercore, Inc., Class A	19,392	1,199,977
EZCORP, Inc., Class A *	29,094	156,526
FactSet Research Systems, Inc.	18,287	6,407,765
Federated Hermes, Inc.	46,424	1,109,998
FirstCash, Inc.	19,781	1,181,915
Focus Financial Partners, Inc., Class A *	14,681	519,561
Franklin Resources, Inc.	132,837	2,797,547
GAMCO Investors, Inc., Class A	1,081	13,642
Granite Point Mortgage Trust, Inc.	25,099	166,657
Green Dot Corp., Class A *	22,752	1,184,469
Greenhill & Co., Inc.	8,692	97,524
Hamilton Lane, Inc., Class A	14,406	1,053,223
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,188	1,494,082
Houlihan Lokey, Inc.	23,852	1,397,727
Interactive Brokers Group, Inc., Class A	36,342	1,926,853
Intercontinental Exchange, Inc.	263,346	27,975,246
Invesco Ltd.	185,333	1,890,397
Invesco Mortgage Capital, Inc. (a)	85,008	255,024
Janus Henderson Group plc	73,141	1,515,482
Jefferies Financial Group, Inc.	110,419	1,936,749
KKR & Co., Inc.	269,589	9,656,678
KKR Real Estate Finance Trust, Inc.	8,994	163,691
Ladder Capital Corp., Class A	46,380	345,531
Lazard Ltd., Class A	54,391	1,722,563
LendingClub Corp. *	41,326	220,268
LendingTree, Inc. *	3,662	1,131,338
LPL Financial Holdings, Inc.	37,143	3,051,669
MarketAxess Holdings, Inc.	18,315	8,899,991
MFA Financial, Inc.	213,362	571,810
Moelis & Co., Class A	26,206	836,233
Moody's Corp.	77,586	22,859,939
Morgan Stanley	576,235	30,114,041
Morningstar, Inc.	10,004	1,602,141
MSCI, Inc.	40,752	15,211,499
Nasdaq, Inc.	55,662	7,482,086
Navient Corp.	84,694	769,868
Nelnet, Inc., Class A	10,284	673,499
New Residential Investment Corp.	201,639	1,560,686
New York Mortgage Trust, Inc.	202,302	534,077
Northern Trust Corp.	100,646	8,241,901

6
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
OneMain Holdings, Inc.	35,771	1,040,221
Oportun Financial Corp. *	3,975	49,886
PennyMac Mortgage Investment Trust	48,745	835,489
Piper Sandler Cos.	7,335	553,426
PJT Partners, Inc., Class A	9,795	579,668
PRA Group, Inc. *	21,123	985,916
Pzena Investment Management, Inc., Class A	8,172	40,451
Raymond James Financial, Inc.	58,644	4,440,524
Ready Capital Corp.	18,870	193,040
Redwood Trust, Inc.	52,832	366,126
S&P Global, Inc.	116,314	42,619,776
Safeguard Scientifics, Inc.	8,411	52,485
Santander Consumer USA Holdings, Inc.	47,581	818,869
SEI Investments Co.	59,756	3,128,824
SLM Corp.	180,086	1,375,857
Starwood Property Trust, Inc.	131,457	2,050,729
State Street Corp.	170,226	11,590,688
Stifel Financial Corp.	33,304	1,688,846
StoneX Group, Inc. *	8,246	467,548
Synchrony Financial	258,614	6,416,213
T. Rowe Price Group, Inc.	109,141	15,193,519
TD Ameritrade Holding Corp.	127,495	4,893,258
The Bank of New York Mellon Corp.	389,813	14,415,285
The Blackstone Group, Inc., Class A	321,413	17,018,818
The Carlyle Group, Inc.	55,651	1,436,352
The Charles Schwab Corp. (b)	549,445	19,521,781
The Goldman Sachs Group, Inc.	149,152	30,556,770
TPG RE Finance Trust, Inc.	26,446	233,254
Tradeweb Markets, Inc., Class A	37,268	2,135,084
Two Harbors Investment Corp.	130,664	712,119
Virtu Financial, Inc., Class A	35,772	923,991
Virtus Investment Partners, Inc.	3,730	529,287
Voya Financial, Inc.	60,901	3,161,371
Waddell & Reed Financial, Inc., Class A	34,123	537,437
Western Asset Mortgage Capital Corp.	26,771	60,770
WisdomTree Investments, Inc.	56,320	210,637
World Acceptance Corp. *	3,111	283,070
		756,497,592

Energy 2.2%
Antero Midstream Corp.	143,539	971,759
Antero Resources Corp. *	103,524	333,347
Apache Corp.	180,056	2,664,829
Arch Resources, Inc.	7,808	294,127
Archrock, Inc.	71,437	468,627
Baker Hughes Co.	318,350	4,546,038
Berry Corp.	19,640	77,382
Bonanza Creek Energy, Inc. *	9,074	181,843
Brigham Minerals, Inc., Class A	15,079	178,083
Bristow Group, Inc. *	3,134	59,264
Cabot Oil & Gas Corp.	191,886	3,640,077
Cactus, Inc., Class A	22,395	494,706
Callon Petroleum Co. *(a)	18,665	123,749
Centennial Resource Development, Inc., Class A *	182,808	132,755
ChampionX Corp. *	92,889	951,183
Cheniere Energy, Inc. *	111,290	5,792,645
Chevron Corp.	899,341	75,481,690
Cimarex Energy Co.	49,304	1,369,665
Clean Energy Fuels Corp. *	80,784	213,270
CNX Resources Corp. *	87,627	960,392
Comstock Resources, Inc. *	31,753	182,897
Concho Resources, Inc.	95,490	4,963,570
ConocoPhillips	514,712	19,502,438
CONSOL Energy, Inc. *	13,120	67,830
Continental Resources, Inc.	42,284	726,439
Security	Number of Shares	Value ($)
Core Laboratories N.V.	21,031	440,179
CVR Energy, Inc.	14,339	239,318
Delek US Holdings, Inc.	36,294	570,905
Devon Energy Corp.	185,937	2,021,135
Diamondback Energy, Inc.	75,871	2,955,934
DMC Global, Inc.	7,196	254,954
Dorian LPG Ltd. *	14,471	122,135
Dril-Quip, Inc. *	17,580	582,425
EOG Resources, Inc.	278,861	12,643,558
EQT Corp.	121,835	1,933,521
Equitrans Midstream Corp.	197,821	2,033,600
Exterran Corp. *	13,626	62,680
Exxon Mobil Corp.	2,036,748	81,347,715
Falcon Minerals Corp.	17,936	50,400
Frank's International N.V. *	55,639	128,526
Geospace Technologies Corp. *	6,123	40,106
Green Plains, Inc. *	16,394	219,352
Gulfport Energy Corp. *	76,514	53,996
Halliburton Co.	423,717	6,855,741
Helix Energy Solutions Group, Inc. *	69,343	248,248
Helmerich & Payne, Inc.	52,422	863,915
Hess Corp.	126,547	5,826,224
HollyFrontier Corp.	71,459	1,705,726
International Seaways, Inc.	10,927	185,322
Kinder Morgan, Inc.	939,000	12,976,980
Kosmos Energy Ltd.	174,119	255,955
Liberty Oilfield Services, Inc., Class A	24,478	157,883
Magnolia Oil & Gas Corp., Class A *	49,691	320,010
Marathon Oil Corp.	381,435	2,013,977
Marathon Petroleum Corp.	314,503	11,152,276
Matador Resources Co. *	54,345	528,777
Matrix Service Co. *	14,301	132,141
Murphy Oil Corp.	73,220	1,006,043
Nabors Industries Ltd. (a)	3,324	132,894
NACCO Industries, Inc., Class A	2,318	47,519
National Oilwell Varco, Inc.	179,814	2,157,768
Newpark Resources, Inc. *	42,709	83,283
NexTier Oilfield Solutions, Inc. *	80,526	202,926
Noble Energy, Inc.	230,215	2,290,639
Northern Oil & Gas, Inc. *	93,340	63,331
Oasis Petroleum, Inc. *	150,066	83,347
Occidental Petroleum Corp.	430,506	5,484,646
Oceaneering International, Inc. *	48,708	262,536
Oil States International, Inc. *	29,817	130,897
ONEOK, Inc.	211,452	5,810,701
Overseas Shipholding Group, Inc., Class A *	41,931	88,474
Ovintiv, Inc.	126,727	1,404,135
Par Pacific Holdings, Inc. *	18,015	156,370
Parsley Energy, Inc., Class A	149,226	1,604,180
Patterson-UTI Energy, Inc.	97,578	375,675
PBF Energy, Inc., Class A	49,157	420,784
PDC Energy, Inc. *	47,705	722,254
Peabody Energy Corp.	35,666	93,088
Penn Virginia Corp. *	6,509	74,333
Phillips 66	209,522	12,250,751
Pioneer Natural Resources Co.	79,486	8,260,980
ProPetro Holding Corp. *	36,655	230,193
QEP Resources, Inc.	117,782	153,117
Range Resources Corp.	101,117	754,333
Renewable Energy Group, Inc. *	19,953	667,029
REX American Resources Corp. *	2,406	148,643
Ring Energy, Inc. *	32,852	22,510
RPC, Inc. *	24,811	77,658
Schlumberger N.V.	668,537	12,708,888
SEACOR Holdings, Inc. *	10,544	333,296
Select Energy Services, Inc., Class A *	21,083	100,566
SM Energy Co.	48,363	117,522

7
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Southwestern Energy Co. *	232,341	645,908
Talos Energy, Inc. *	6,686	50,212
Targa Resources Corp.	114,762	1,952,102
TechnipFMC plc	210,761	1,622,860
The Williams Cos., Inc.	582,124	12,084,894
Tidewater, Inc. *	18,912	129,925
Transocean Ltd. *	277,245	338,239
US Silica Holdings, Inc.	36,788	164,075
Valero Energy Corp.	195,716	10,292,704
W&T Offshore, Inc. *	44,960	100,261
World Fuel Services Corp.	30,946	816,974
WPX Energy, Inc. *	204,311	1,135,969
		361,157,651

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	58,900	2,615,749
Casey's General Stores, Inc.	17,797	3,165,196
Costco Wholesale Corp.	212,513	73,882,270
Grocery Outlet Holding Corp. *	29,909	1,230,157
Ingles Markets, Inc., Class A	6,545	264,418
Natural Grocers by Vitamin Cottage, Inc.	3,751	43,962
Performance Food Group Co. *	65,544	2,393,011
PriceSmart, Inc.	9,560	628,570
Rite Aid Corp. *	25,876	336,906
SpartanNash Co.	16,476	329,190
Sprouts Farmers Market, Inc. *	57,178	1,335,106
Sysco Corp.	245,060	14,737,908
The Andersons, Inc.	15,781	279,797
The Chefs' Warehouse, Inc. *	10,312	152,721
The Kroger Co.	379,610	13,544,485
United Natural Foods, Inc. *	29,242	527,818
US Foods Holding Corp. *	105,792	2,576,035
Village Super Market, Inc., Class A	4,625	117,660
Walgreens Boots Alliance, Inc.	354,633	13,483,147
Walmart, Inc.	682,023	94,698,894
Weis Markets, Inc.	8,104	398,960
		226,741,960

Food, Beverage & Tobacco 3.1%
Alico, Inc.	2,500	80,800
Altria Group, Inc.	893,264	39,071,367
Archer-Daniels-Midland Co.	266,912	11,946,981
B&G Foods, Inc.	31,466	979,851
Beyond Meat, Inc. *	4,982	676,805
Brown-Forman Corp., Class A	26,959	1,792,234
Brown-Forman Corp., Class B	88,096	6,445,984
Bunge Ltd.	68,328	3,117,123
Cal-Maine Foods, Inc. *	17,454	673,550
Calavo Growers, Inc.	7,952	504,713
Campbell Soup Co.	81,106	4,266,987
Coca-Cola Consolidated, Inc.	2,174	594,154
Conagra Brands, Inc.	234,467	8,994,154
Constellation Brands, Inc., Class A	80,842	14,913,732
Darling Ingredients, Inc. *	79,216	2,532,536
Farmer Bros Co. *	7,289	45,848
Flowers Foods, Inc.	92,148	2,253,940
Fresh Del Monte Produce, Inc.	14,716	341,264
Freshpet, Inc. *	16,616	1,887,578
General Mills, Inc.	291,175	18,620,641
Hormel Foods Corp.	135,262	6,895,657
Hostess Brands, Inc. *	62,117	797,582
Ingredion, Inc.	32,007	2,574,643
J&J Snack Foods Corp.	7,254	986,181
John B Sanfilippo & Son, Inc.	4,157	331,064
Kellogg Co.	120,743	8,561,886
Keurig Dr Pepper, Inc.	223,787	6,675,566
Security	Number of Shares	Value ($)
Lamb Weston Holdings, Inc.	70,123	4,407,231
Lancaster Colony Corp.	9,576	1,701,847
Landec Corp. *	13,215	135,322
Limoneira Co.	8,149	117,916
McCormick & Co., Inc. Non-Voting Shares	59,610	12,291,582
MGP Ingredients, Inc.	6,149	218,597
Molson Coors Beverage Co., Class B	90,590	3,409,808
Mondelez International, Inc., Class A	687,540	40,166,087
Monster Beverage Corp. *	179,138	15,022,513
National Beverage Corp. *(a)	5,998	487,757
PepsiCo, Inc.	668,292	93,600,978
Philip Morris International, Inc.	750,617	59,891,730
Pilgrim's Pride Corp. *	25,420	406,720
Post Holdings, Inc. *	30,996	2,728,268
Sanderson Farms, Inc.	9,484	1,109,249
Seaboard Corp.	126	338,058
Seneca Foods Corp., Class A *	3,084	146,058
Simply Good Foods Co. *	40,734	1,012,240
The Boston Beer Co., Inc., Class A *	4,683	4,130,312
The Coca-Cola Co.	1,862,187	92,234,122
The Hain Celestial Group, Inc. *	38,788	1,271,859
The Hershey Co.	71,250	10,590,600
The J.M. Smucker Co.	55,124	6,624,802
The Kraft Heinz Co.	298,959	10,475,523
Tootsie Roll Industries, Inc.	8,219	262,926
TreeHouse Foods, Inc. *	26,873	1,150,433
Turning Point Brands, Inc.	5,710	165,019
Tyson Foods, Inc., Class A	141,087	8,860,264
Universal Corp.	12,479	541,713
Vector Group Ltd.	55,608	559,973
		520,622,328

Health Care Equipment & Services 6.4%
1Life Healthcare, Inc. *	12,197	355,786
Abbott Laboratories	853,067	93,385,244
ABIOMED, Inc. *	21,638	6,656,282
Acadia Healthcare Co., Inc. *	43,234	1,336,363
Accelerate Diagnostics, Inc. *	12,276	149,522
Accuray, Inc. *	48,271	112,471
AdaptHealth Corp. *	4,580	97,233
Addus HomeCare Corp. *	6,499	608,696
Align Technology, Inc. *	34,388	10,212,548
Allscripts Healthcare Solutions, Inc. *	81,099	724,214
Amedisys, Inc. *	15,706	3,799,281
American Renal Associates Holdings, Inc. *	17,253	116,285
AmerisourceBergen Corp.	71,323	6,920,471
AMN Healthcare Services, Inc. *	22,960	1,236,166
AngioDynamics, Inc. *	17,268	161,715
Antares Pharma, Inc. *	90,477	256,050
Anthem, Inc.	121,261	34,137,397
Apollo Medical Holdings, Inc. *	12,063	227,870
AtriCure, Inc. *	21,730	971,983
Atrion Corp.	662	418,199
Avanos Medical, Inc. *	23,848	772,675
AxoGen, Inc. *	16,936	201,030
Axonics Modulation Technologies, Inc. *	9,910	418,797
Baxter International, Inc.	244,754	21,310,731
Becton Dickinson & Co.	141,920	34,453,918
BioTelemetry, Inc. *	16,510	653,466
Boston Scientific Corp. *	688,185	28,229,349
Brookdale Senior Living, Inc. *	87,520	240,680
Cantel Medical Corp.	18,511	971,457
Cardinal Health, Inc.	139,391	7,075,487
Cardiovascular Systems, Inc. *	17,261	563,917
Centene Corp. *	278,003	17,047,144

8
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Cerner Corp.	145,512	10,676,215
Cerus Corp. *	86,320	549,858
Change Healthcare, Inc. *	105,336	1,490,504
Chemed Corp.	7,614	3,937,276
Cigna Corp.	177,288	31,445,573
Community Health Systems, Inc. *	54,729	282,949
Computer Programs & Systems, Inc.	6,637	181,588
CONMED Corp.	13,791	1,190,301
CorVel Corp. *	4,725	392,269
Covetrus, Inc. *	48,246	1,105,316
CryoLife, Inc. *	17,664	357,166
CryoPort, Inc. *	20,116	1,116,036
CVS Health Corp.	629,128	39,081,431
Danaher Corp.	302,919	62,543,686
DaVita, Inc. *	41,116	3,567,224
DENTSPLY SIRONA, Inc.	106,012	4,756,758
DexCom, Inc. *	44,481	18,922,662
Edwards Lifesciences Corp. *	297,562	25,542,722
Encompass Health Corp.	48,026	3,133,216
Envista Holdings Corp. *	75,998	1,823,192
Enzo Biochem, Inc. *	19,240	40,981
Evolent Health, Inc., Class A *	36,163	518,216
GenMark Diagnostics, Inc. *	32,779	425,144
Glaukos Corp. *	19,251	920,775
Globus Medical, Inc., Class A *	37,145	2,099,435
Guardant Health, Inc. *	24,908	2,378,714
Haemonetics Corp. *	24,574	2,203,305
Hanger, Inc. *	17,132	338,528
HCA Healthcare, Inc.	126,311	17,142,929
Health Catalyst, Inc. *	3,772	117,611
HealthEquity, Inc. *	36,558	2,101,354
HealthStream, Inc. *	13,051	270,351
Henry Schein, Inc. *	68,656	4,561,505
Heska Corp. *	3,923	406,423
Hill-Rom Holdings, Inc.	32,195	3,019,569
HMS Holdings Corp. *	42,046	1,172,663
Hologic, Inc. *	124,535	7,437,230
Humana, Inc.	63,588	26,399,830
ICU Medical, Inc. *	9,304	1,863,033
IDEXX Laboratories, Inc. *	40,944	16,011,561
Inogen, Inc. *	8,798	265,964
Inovalon Holdings, Inc., Class A *	37,383	925,042
Inspire Medical Systems, Inc. *	8,088	966,112
Insulet Corp. *	31,647	6,906,958
Integer Holdings Corp. *	15,902	1,101,373
Integra LifeSciences Holdings Corp. *	33,375	1,594,991
Intuitive Surgical, Inc. *	56,057	40,968,698
Invacare Corp.	16,318	110,636
iRhythm Technologies, Inc. *	13,303	2,929,055
Laboratory Corp. of America Holdings *	47,005	8,261,129
Lantheus Holdings, Inc. *	31,935	428,568
LeMaitre Vascular, Inc.	7,176	231,641
LHC Group, Inc. *	13,866	2,890,229
LivaNova plc *	23,851	1,118,612
Livongo Health, Inc. *	7,187	986,775
Magellan Health, Inc. *	10,586	798,820
Masimo Corp. *	23,977	5,370,848
McKesson Corp.	78,029	11,972,770
MEDNAX, Inc. *	40,383	750,316
Medtronic plc	645,412	69,362,428
Meridian Bioscience, Inc. *	22,406	316,821
Merit Medical Systems, Inc. *	26,395	1,295,994
Mesa Laboratories, Inc.	2,089	513,727
Molina Healthcare, Inc. *	28,546	5,280,154
National HealthCare Corp.	5,869	373,855
National Research Corp.	5,925	331,800
Natus Medical, Inc. *	17,268	313,587
Neogen Corp. *	25,720	1,959,864
Security	Number of Shares	Value ($)
Nevro Corp. *	16,297	2,241,489
NextGen Healthcare, Inc. *	23,457	311,040
NuVasive, Inc. *	25,368	1,322,434
Omnicell, Inc. *	20,549	1,370,207
Option Care Health, Inc. *	16,520	191,962
OraSure Technologies, Inc. *	37,249	436,558
Orthofix Medical, Inc. *	8,787	266,598
Owens & Minor, Inc.	34,720	575,658
Patterson Cos., Inc.	41,443	1,202,261
Penumbra, Inc. *	15,967	3,339,498
PetIQ, Inc. *	8,781	308,916
Phreesia, Inc. *	8,576	270,487
Premier, Inc., Class A	32,213	1,054,976
Progyny, Inc. *	4,802	137,097
Quest Diagnostics, Inc.	63,905	7,108,792
Quidel Corp. *	18,173	3,197,721
R1 RCM, Inc. *	51,671	749,229
RadNet, Inc. *	19,425	280,109
ResMed, Inc.	69,816	12,621,336
Schrodinger, Inc. *	6,148	371,708
SeaSpine Holdings Corp. *	8,975	119,457
Select Medical Holdings Corp. *	52,926	1,062,225
Shockwave Medical, Inc. *	4,684	297,621
SI-BONE, Inc. *	11,818	257,869
Silk Road Medical, Inc. *	6,362	387,955
Simulations Plus, Inc.	5,996	357,242
SmileDirectClub, Inc. *(a)	27,738	225,233
STAAR Surgical Co. *	14,663	703,091
STERIS plc	41,083	6,558,490
Stryker Corp.	154,883	30,691,615
Surgery Partners, Inc. *	8,120	155,011
Surmodics, Inc. *	6,133	277,518
Tabula Rasa HealthCare, Inc. *	9,690	490,314
Tactile Systems Technology, Inc. *	9,742	374,385
Tandem Diabetes Care, Inc. *	27,874	3,141,957
Teladoc Health, Inc. *	35,962	7,756,644
Teleflex, Inc.	22,161	8,708,165
Tenet Healthcare Corp. *	49,879	1,405,590
The Cooper Cos., Inc.	23,642	7,432,572
The Ensign Group, Inc.	23,929	1,400,804
The Pennant Group, Inc. *	11,964	443,147
The Providence Service Corp. *	5,701	527,856
Tivity Health, Inc. *	22,499	368,084
TransMedics Group, Inc. *	3,255	58,037
Triple-S Management Corp., Class B *	10,506	195,412
UnitedHealth Group, Inc.	457,260	142,916,613
Universal Health Services, Inc., Class B	37,624	4,151,808
US Physical Therapy, Inc.	6,086	541,045
Varex Imaging Corp. *	18,767	208,126
Varian Medical Systems, Inc. *	43,716	7,592,158
Veeva Systems, Inc., Class A *	64,863	18,308,879
ViewRay, Inc. *	49,377	134,305
Vocera Communications, Inc. *	15,033	420,774
West Pharmaceutical Services, Inc.	35,423	10,058,715
Wright Medical Group N.V. *	60,972	1,843,184
Zimmer Biomet Holdings, Inc.	99,047	13,953,741
		1,054,558,011

Household & Personal Products 1.7%
BellRing Brands, Inc., Class A *	18,873	366,891
Central Garden & Pet Co. *	4,998	203,369
Central Garden & Pet Co., Class A *	16,577	616,001
Church & Dwight Co., Inc.	118,936	11,397,637
Colgate-Palmolive Co.	412,075	32,661,065
Coty, Inc., Class A	143,067	512,180
Edgewell Personal Care Co. *	26,902	772,356
elf Beauty, Inc. *	12,808	250,140

9
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Energizer Holdings, Inc.	31,296	1,448,692
Herbalife Nutrition Ltd. *	40,146	1,973,176
Inter Parfums, Inc.	8,443	377,149
Kimberly-Clark Corp.	164,428	25,940,161
Medifast, Inc.	5,835	949,471
Nu Skin Enterprises, Inc., Class A	25,048	1,184,019
Revlon, Inc., Class A *(a)	3,422	25,049
Reynolds Consumer Products, Inc.	23,149	769,241
Spectrum Brands Holdings, Inc.	19,964	1,189,854
The Clorox Co.	60,066	13,424,751
The Estee Lauder Cos., Inc., Class A	107,943	23,933,122
The Procter & Gamble Co.	1,193,642	165,116,498
USANA Health Sciences, Inc. *	5,881	461,129
WD-40 Co.	6,715	1,372,412
		284,944,363

Insurance 2.0%
Aflac, Inc.	345,852	12,561,345
Alleghany Corp.	6,963	3,861,401
Ambac Financial Group, Inc. *	21,464	271,090
American Equity Investment Life Holding Co.	45,879	1,096,967
American Financial Group, Inc.	35,767	2,391,024
American International Group, Inc.	415,853	12,117,956
American National Group, Inc.	4,154	311,592
AMERISAFE, Inc.	9,145	610,246
Aon plc, Class A	111,019	22,202,690
Arch Capital Group Ltd. *	195,698	6,172,315
Argo Group International Holdings Ltd.	16,369	607,945
Arthur J. Gallagher & Co.	91,408	9,625,262
Assurant, Inc.	28,942	3,518,190
Assured Guaranty Ltd.	42,619	914,178
Athene Holding Ltd., Class A *	56,424	2,062,861
Axis Capital Holdings Ltd.	40,502	1,934,376
Brighthouse Financial, Inc. *	45,478	1,380,712
Brown & Brown, Inc.	113,161	5,250,670
BRP Group, Inc., Class A *	14,565	400,683
Chubb Ltd.	216,949	27,118,625
Cincinnati Financial Corp.	73,042	5,800,265
Citizens, Inc. *	21,510	125,834
CNA Financial Corp.	13,032	419,239
CNO Financial Group, Inc.	69,261	1,128,954
Crawford & Co., Class A	6,824	46,813
Crawford & Co., Class B	6,891	47,961
Donegal Group, Inc., Class A	4,393	63,391
eHealth, Inc. *	12,683	800,551
Employers Holdings, Inc.	14,642	477,036
Enstar Group Ltd. *	7,404	1,325,242
Erie Indemnity Co., Class A	8,966	1,913,703
Everest Re Group Ltd.	19,399	4,269,332
FBL Financial Group, Inc., Class A	4,785	177,284
Fidelity National Financial, Inc.	138,330	4,541,374
First American Financial Corp.	54,004	2,838,990
Genworth Financial, Inc., Class A *	237,957	718,630
Globe Life, Inc.	47,030	3,879,034
Goosehead Insurance, Inc., Class A	5,730	588,815
Greenlight Capital Re Ltd., Class A *	15,105	109,813
Horace Mann Educators Corp.	20,561	803,113
Independence Holding Co.	2,501	87,535
James River Group Holdings Ltd.	15,690	764,260
Kemper Corp.	29,169	2,265,265
Kinsale Capital Group, Inc.	9,778	2,026,295
Lincoln National Corp.	93,476	3,369,810
Loews Corp.	118,026	4,232,412
Markel Corp. *	6,684	7,264,372
Marsh & McLennan Cos., Inc.	245,310	28,188,572
MBIA, Inc. *	28,449	230,721
Security	Number of Shares	Value ($)
Mercury General Corp.	13,260	593,120
MetLife, Inc.	369,958	14,228,585
National General Holdings Corp.	30,266	1,030,557
National Western Life Group, Inc., Class A	823	181,052
NI Holdings, Inc. *	3,867	63,109
Old Republic International Corp.	137,490	2,214,964
Palomar Holdings, Inc. *	8,691	976,434
Primerica, Inc.	19,767	2,467,910
Principal Financial Group, Inc.	122,145	5,143,526
ProAssurance Corp.	26,850	411,342
ProSight Global, Inc. *	4,203	39,844
Prudential Financial, Inc.	191,015	12,945,087
Reinsurance Group of America, Inc.	33,090	3,033,691
RenaissanceRe Holdings Ltd.	24,319	4,468,373
RLI Corp.	19,614	1,839,597
Safety Insurance Group, Inc.	7,266	526,058
Selective Insurance Group, Inc.	28,349	1,695,554
State Auto Financial Corp.	8,446	130,322
Stewart Information Services Corp.	11,939	509,437
The Allstate Corp.	150,487	13,995,291
The Hanover Insurance Group, Inc.	18,177	1,862,961
The Hartford Financial Services Group, Inc.	170,347	6,890,536
The Progressive Corp.	281,449	26,748,913
The Travelers Cos., Inc.	122,076	14,165,699
Third Point Reinsurance Ltd. *	39,649	339,395
Trupanion, Inc. *	15,338	962,153
United Fire Group, Inc.	10,916	274,865
United Insurance Holdings Corp.	11,318	85,677
Universal Insurance Holdings, Inc.	15,406	285,781
Unum Group	98,064	1,812,223
W.R. Berkley Corp.	68,130	4,227,467
Watford Holdings Ltd. *	2,739	43,824
White Mountains Insurance Group Ltd.	1,463	1,304,118
Willis Towers Watson plc	62,124	12,768,346
		331,180,555

Materials 2.7%
AdvanSix, Inc. *	13,388	170,429
Air Products and Chemicals, Inc.	106,223	31,044,734
Albemarle Corp.	51,227	4,662,169
Alcoa Corp. *	91,017	1,330,669
Allegheny Technologies, Inc. *	59,220	493,303
Amcor plc	760,526	8,411,418
American Vanguard Corp.	12,280	173,762
AptarGroup, Inc.	30,609	3,623,800
Arconic Corp. *	46,813	1,041,589
Ashland Global Holdings, Inc.	29,008	2,137,600
Avery Dennison Corp.	39,900	4,604,061
Avient Corp.	43,594	1,112,519
Axalta Coating Systems Ltd. *	100,213	2,390,080
Balchem Corp.	15,550	1,519,235
Ball Corp.	157,119	12,627,654
Berry Global Group, Inc. *	63,588	3,277,326
Boise Cascade Co.	19,413	889,115
Cabot Corp.	26,771	990,795
Carpenter Technology Corp.	22,947	482,575
Celanese Corp.	57,030	5,768,585
Century Aluminum Co. *	23,266	229,635
CF Industries Holdings, Inc.	102,665	3,349,959
Chase Corp.	3,389	330,665
Clearwater Paper Corp. *	8,340	280,724
Cleveland-Cliffs, Inc.	198,621	1,306,926
Coeur Mining, Inc. *	114,067	965,007
Commercial Metals Co.	57,200	1,193,764
Compass Minerals International, Inc.	16,108	917,028

10
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Contura Energy, Inc. *	15,909	65,863
Corteva, Inc.	361,125	10,310,119
Crown Holdings, Inc. *	63,933	4,913,251
Domtar Corp.	27,479	783,701
Dow, Inc.	354,955	16,015,570
DuPont de Nemours, Inc.	354,342	19,758,110
Eagle Materials, Inc.	20,305	1,660,340
Eastman Chemical Co.	65,719	4,804,716
Ecolab, Inc.	118,999	23,452,323
Element Solutions, Inc. *	107,008	1,150,336
Ferro Corp. *	40,584	506,082
FMC Corp.	62,438	6,672,125
Forterra, Inc. *	12,099	160,312
Freeport-McMoRan, Inc.	698,837	10,908,846
FutureFuel Corp.	13,362	161,680
GCP Applied Technologies, Inc. *	25,928	675,684
Graphic Packaging Holding Co.	134,713	1,883,288
Greif, Inc., Class A	16,000	589,600
H.B. Fuller Co.	24,644	1,187,101
Hawkins, Inc.	4,829	242,512
Haynes International, Inc.	5,931	111,147
Hecla Mining Co.	245,849	1,480,011
Huntsman Corp.	95,300	2,060,386
Ingevity Corp. *	20,168	1,132,837
Innospec, Inc.	11,546	862,371
International Flavors & Fragrances, Inc.	51,573	6,384,222
International Paper Co.	190,574	6,912,119
Kaiser Aluminum Corp.	7,622	489,942
Koppers Holdings, Inc. *	9,024	217,117
Kraton Corp. *	14,879	208,901
Kronos Worldwide, Inc.	8,886	110,986
Linde plc	253,199	63,233,918
Livent Corp. *	69,974	593,380
Loop Industries, Inc. *(a)	7,953	87,642
Louisiana-Pacific Corp.	52,984	1,745,293
LyondellBasell Industries N.V., Class A	124,044	8,122,401
Martin Marietta Materials, Inc.	30,035	6,093,200
Materion Corp.	10,493	572,813
McEwen Mining, Inc. *(a)	131,701	165,943
Mercer International, Inc.	20,049	168,011
Minerals Technologies, Inc.	17,305	878,229
Myers Industries, Inc.	18,387	281,321
Neenah, Inc.	7,952	352,115
NewMarket Corp.	3,565	1,327,927
Newmont Corp.	385,710	25,950,569
Nucor Corp.	145,253	6,603,201
O-I Glass, Inc.	75,012	816,131
Olin Corp.	69,574	782,708
P.H. Glatfelter Co.	21,846	327,472
Packaging Corp. of America	45,859	4,642,765
PPG Industries, Inc.	113,110	13,618,444
PQ Group Holdings, Inc. *	17,202	200,403
Quaker Chemical Corp.	6,209	1,179,710
Rayonier Advanced Materials, Inc. *	22,157	70,016
Reliance Steel & Aluminum Co.	30,679	3,217,307
Resolute Forest Products, Inc. *	39,780	188,159
Royal Gold, Inc.	31,686	4,319,436
RPM International, Inc.	62,375	5,287,529
Schnitzer Steel Industries, Inc., Class A	12,433	245,427
Schweitzer-Mauduit International, Inc.	14,474	438,996
Sealed Air Corp.	75,780	2,978,154
Sensient Technologies Corp.	20,302	1,121,076
Silgan Holdings, Inc.	37,441	1,425,004
Sonoco Products Co.	47,812	2,535,470
Steel Dynamics, Inc.	99,473	2,936,443
Stepan Co.	9,897	1,141,025
Summit Materials, Inc., Class A *	54,557	812,354
SunCoke Energy, Inc.	43,066	154,176
Security	Number of Shares	Value ($)
The Chemours Co.	80,592	1,665,031
The Mosaic Co.	172,339	3,141,740
The Scotts Miracle-Gro Co.	19,177	3,231,900
The Sherwin-Williams Co.	38,889	26,096,463
TimkenSteel Corp. *	18,912	71,298
Tredegar Corp.	12,693	214,892
Trinseo S.A.	19,336	481,660
Tronox Holdings plc, Class A	48,346	433,180
United States Lime & Minerals, Inc.	1,458	134,326
United States Steel Corp.	105,900	829,197
US Concrete, Inc. *	7,344	196,011
Valvoline, Inc.	90,641	1,849,076
Verso Corp., Class A	18,380	240,962
Vulcan Materials Co.	63,391	7,606,920
W.R. Grace & Co.	27,096	1,103,078
Warrior Met Coal, Inc.	24,393	377,360
Westlake Chemical Corp.	16,351	969,941
Westrock Co.	126,461	3,835,562
Worthington Industries, Inc.	17,393	722,331
		439,011,820

Media & Entertainment 8.4%
Activision Blizzard, Inc.	371,005	30,986,338
Alphabet, Inc., Class A *	144,518	235,496,417
Alphabet, Inc., Class C *	140,955	230,345,842
Altice USA, Inc., Class A *	132,096	3,643,208
AMC Entertainment Holdings, Inc., Class A (a)	27,818	163,570
AMC Networks, Inc., Class A *	19,391	471,007
ANGI Homeservices, Inc., Class A *	30,614	424,769
Cable One, Inc.	2,566	4,722,287
Cardlytics, Inc. *	10,165	771,015
Cargurus, Inc. *	34,177	833,235
Cars.com, Inc. *	30,720	266,650
Central European Media Enterprises Ltd., Class A *	55,544	230,230
Charter Communications, Inc., Class A *	72,576	44,678,511
Cinemark Holdings, Inc.	51,569	755,486
Clear Channel Outdoor Holdings, Inc. *	173,719	203,251
Comcast Corp., Class A	2,193,472	98,289,480
Discovery, Inc., Class A *	76,101	1,679,169
Discovery, Inc., Class C *	154,248	3,080,333
DISH Network Corp., Class A *	122,011	4,333,831
Electronic Arts, Inc. *	138,676	19,341,142
Entercom Communications Corp., Class A	55,692	83,538
Eventbrite, Inc., Class A *	17,537	188,523
Facebook, Inc., Class A *	1,158,308	339,615,906
Fox Corp., Class A	164,439	4,581,271
Fox Corp., Class B	78,089	2,170,874
Gannett Co., Inc.	58,029	100,390
Glu Mobile, Inc. *	66,868	530,932
Gray Television, Inc. *	43,350	672,792
Hemisphere Media Group, Inc. *	10,588	94,233
IAC/InterActiveCorp *	35,261	4,689,360
iHeartMedia, Inc. Class A *	27,595	254,426
John Wiley & Sons, Inc., Class A	21,774	689,147
Liberty Broadband Corp., Class A *	11,201	1,547,866
Liberty Broadband Corp., Class C *	73,692	10,323,512
Liberty Media Corp. - Liberty Braves, Class A *	5,210	102,064
Liberty Media Corp. - Liberty Braves, Class C *	16,403	318,710
Liberty Media Corp. - Liberty Formula One, Class A *	13,704	495,811

11
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class C *	95,878	3,737,324
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,741	1,442,996
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,412	2,930,425
Liberty TripAdvisor Holdings, Inc., Class A *	33,824	94,707
Lions Gate Entertainment Corp., Class A *	26,695	260,009
Lions Gate Entertainment Corp., Class B *	51,666	468,094
Live Nation Entertainment, Inc. *	68,178	3,872,510
Loral Space & Communications, Inc.	5,502	129,682
Madison Square Garden Entertainment Corp. *	8,177	614,665
Madison Square Garden Sports Corp. *	8,598	1,410,072
Match Group, Inc. *	104,731	11,696,358
Meredith Corp.	19,120	267,680
MSG Networks, Inc., Class A *	23,327	227,205
National CineMedia, Inc.	25,274	91,239
Netflix, Inc. *	211,878	112,202,114
News Corp., Class A	186,650	2,822,148
News Corp., Class B	60,005	904,275
Nexstar Media Group, Inc., Class A	21,711	2,084,473
Omnicom Group, Inc.	103,224	5,583,386
Pinterest, Inc., Class A *	55,450	2,040,005
QuinStreet, Inc. *	22,095	290,549
Roku, Inc. *	44,411	7,704,420
Scholastic Corp.	12,107	272,407
Sciplay Corp., Class A *	11,061	145,839
Sinclair Broadcast Group, Inc., Class A	27,434	570,902
Sirius XM Holdings, Inc.	655,532	3,847,973
Snap, Inc., Class A *	396,367	8,953,931
Take-Two Interactive Software, Inc. *	55,181	9,446,435
TechTarget, Inc. *	11,207	444,694
TEGNA, Inc.	105,677	1,323,076
The E.W. Scripps Co., Class A	26,574	295,503
The Interpublic Group of Cos., Inc.	186,363	3,309,807
The Marcus Corp.	10,965	171,822
The New York Times Co., Class A	69,389	3,006,625
The Walt Disney Co.	870,324	114,769,626
Tribune Publishing Co.	8,620	97,837
TripAdvisor, Inc.	49,866	1,165,368
TrueCar, Inc. *	44,758	211,705
Twitter, Inc. *	377,016	15,299,309
ViacomCBS, Inc., Class B	265,427	7,392,142
Warner Music Group Corp., Class A	37,357	1,108,009
WideOpenWest, Inc. *	14,455	83,116
World Wrestling Entertainment, Inc., Class A	23,067	1,016,563
Yelp, Inc. *	31,240	722,269
Zillow Group, Inc., Class A *	17,271	1,472,871
Zillow Group, Inc., Class C *	66,568	5,708,872
Zynga, Inc., Class A *	462,644	4,191,555
		1,393,077,718

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
10X Genomics, Inc., Class A *	5,579	639,465
89bio, Inc. *	2,822	108,647
AbbVie, Inc.	849,182	81,326,160
ACADIA Pharmaceuticals, Inc. *	54,109	2,142,175
Acceleron Pharma, Inc. *	24,555	2,393,376
Adaptive Biotechnologies Corp. *	10,925	454,589
Adverum Biotechnologies, Inc. *	37,951	463,002
Aerie Pharmaceuticals, Inc. *	19,881	218,691
Security	Number of Shares	Value ($)
Agenus, Inc. *	71,373	310,829
Agilent Technologies, Inc.	148,709	14,933,358
Agios Pharmaceuticals, Inc. *	29,938	1,227,757
Aimmune Therapeutics, Inc. *(a)	19,031	651,241
Akcea Therapeutics, Inc. *(a)	8,293	151,596
Akebia Therapeutics, Inc. *	68,153	709,473
Akero Therapeutics, Inc. *	5,390	175,714
Alector, Inc. *	17,940	231,785
Alexion Pharmaceuticals, Inc. *	105,822	12,086,989
Alkermes plc *	78,984	1,306,395
Allakos, Inc. *	11,846	1,061,165
Allogene Therapeutics, Inc. *	30,240	1,078,056
Alnylam Pharmaceuticals, Inc. *	54,544	7,234,716
AMAG Pharmaceuticals, Inc. *	16,821	174,266
Amgen, Inc.	283,259	71,755,170
Amicus Therapeutics, Inc. *	118,384	1,728,406
Amneal Pharmaceuticals, Inc. *	63,028	259,045
Amphastar Pharmaceuticals, Inc. *	15,686	319,681
AnaptysBio, Inc. *	11,926	206,678
ANI Pharmaceuticals, Inc. *	4,567	143,221
Anika Therapeutics, Inc. *	7,340	281,342
Apellis Pharmaceuticals, Inc. *	24,097	742,911
Aprea Therapeutics, Inc. *	3,187	86,368
Arcus Biosciences, Inc. *	19,750	470,050
Arcutis Biotherapeutics, Inc. *(a)	5,257	131,793
Arena Pharmaceuticals, Inc. *	27,209	1,899,732
Arrowhead Pharmaceuticals, Inc. *	47,862	2,021,691
Arvinas, Inc. *	7,376	191,407
Assembly Biosciences, Inc. *	15,299	334,589
Assertio Holdings, Inc. *	81,488	66,005
Atara Biotherapeutics, Inc. *	27,818	374,987
Athenex, Inc. *	22,290	256,112
Avantor, Inc. *	214,065	4,831,447
Avrobio, Inc. *	13,790	238,843
Axsome Therapeutics, Inc. *	13,157	964,540
Beam Therapeutics, Inc. *(a)	6,257	157,113
Bio-Rad Laboratories, Inc., Class A *	10,305	5,241,020
Bio-Techne Corp.	18,370	4,692,800
BioCryst Pharmaceuticals, Inc. *	63,588	263,890
Biogen, Inc. *	78,362	22,540,046
Biohaven Pharmaceutical Holding Co., Ltd. *	20,761	1,316,040
BioMarin Pharmaceutical, Inc. *	87,440	6,822,943
Black Diamond Therapeutics, Inc. *	6,054	174,174
Bluebird Bio, Inc. *	31,035	1,840,375
Blueprint Medicines Corp. *	26,036	2,015,967
Bridgebio Pharma, Inc. *	9,776	291,911
Bristol-Myers Squibb Co.	1,089,413	67,761,489
Bruker Corp.	48,787	2,050,030
Cara Therapeutics, Inc. *	19,871	308,001
CareDx, Inc. *	18,383	627,779
CASI Pharmaceuticals, Inc. *	23,844	40,773
Catalent, Inc. *	78,206	7,234,055
Catalyst Pharmaceuticals, Inc. *	46,387	152,149
Charles River Laboratories International, Inc. *	23,849	5,221,739
Chimerix, Inc. *	21,982	61,769
Clovis Oncology, Inc. *(a)	45,621	237,685
Codexis, Inc. *	23,455	323,679
Coherus Biosciences, Inc. *	28,431	539,336
Corcept Therapeutics, Inc. *	51,019	647,941
Cortexyme, Inc. *	2,562	112,651
Crinetics Pharmaceuticals, Inc. *	8,689	139,285
Cyclerion Therapeutics, Inc. *	15,587	106,303
Cymabay Therapeutics, Inc. *	31,809	205,804
Cytokinetics, Inc. *	32,107	769,284
CytomX Therapeutics, Inc. *	21,965	160,345
Deciphera Pharmaceuticals, Inc. *	9,979	449,155

12
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Denali Therapeutics, Inc. *	35,658	1,137,490
Dicerna Pharmaceuticals, Inc. *	28,996	537,006
Dynavax Technologies Corp. *	55,646	332,763
Eagle Pharmaceuticals, Inc. *	4,240	168,243
Editas Medicine, Inc. *	29,339	1,033,613
Eidos Therapeutics, Inc. *	3,102	134,255
Elanco Animal Health, Inc. *	193,611	5,626,336
Eli Lilly and Co.	405,896	60,230,907
Emergent BioSolutions, Inc. *	21,915	2,499,406
Enanta Pharmaceuticals, Inc. *	8,129	424,253
Endo International plc *	97,262	292,759
Epizyme, Inc. *	38,972	506,636
Esperion Therapeutics, Inc. *(a)	11,721	423,128
Exact Sciences Corp. *	68,813	5,180,931
Exelixis, Inc. *	148,321	3,295,693
Fate Therapeutics, Inc. *	32,885	1,197,014
FibroGen, Inc. *	38,573	1,729,228
Five Prime Therapeutics, Inc. *	18,608	79,456
Flexion Therapeutics, Inc. *	21,682	252,812
Frequency Therapeutics, Inc. *	4,050	78,327
G1 Therapeutics, Inc. *	12,825	196,864
Geron Corp. *	152,736	313,109
Gilead Sciences, Inc.	602,960	40,247,580
Global Blood Therapeutics, Inc. *	28,857	1,811,642
Gossamer Bio, Inc. *	24,186	336,185
Gritstone Oncology, Inc. *	10,075	33,348
Halozyme Therapeutics, Inc. *	55,395	1,606,178
Harpoon Therapeutics, Inc. *	5,062	69,653
Heron Therapeutics, Inc. *	37,445	535,464
Homology Medicines, Inc. *	11,928	126,795
Horizon Therapeutics plc *	97,499	7,324,125
IGM Biosciences, Inc. *	5,882	252,926
Illumina, Inc. *	70,654	25,239,022
IMARA, Inc. *(a)	2,449	56,915
ImmunoGen, Inc. *	83,040	307,248
Immunomedics, Inc. *	100,107	4,460,768
Immunovant, Inc. *	12,341	419,100
Incyte Corp. *	87,191	8,400,853
Innoviva, Inc. *	30,572	357,998
Inovio Pharmaceuticals, Inc. *(a)	71,829	861,230
Insmed, Inc. *	47,692	1,344,437
Intellia Therapeutics, Inc. *	23,511	507,367
Intercept Pharmaceuticals, Inc. *	12,169	606,990
Intersect ENT, Inc. *	14,807	297,325
Intra-Cellular Therapies, Inc. *	28,213	514,041
Invitae Corp. *	56,661	1,980,869
Ionis Pharmaceuticals, Inc. *	61,649	3,359,870
Iovance Biotherapeutics, Inc. *	64,004	2,133,253
IQVIA Holdings, Inc. *	85,086	13,932,832
Ironwood Pharmaceuticals, Inc. *	76,862	776,306
Jazz Pharmaceuticals plc *	27,059	3,636,459
Johnson & Johnson	1,270,165	194,856,013
Jounce Therapeutics, Inc. *	9,902	47,926
Karuna Therapeutics, Inc. *	5,063	386,813
Karyopharm Therapeutics, Inc. *	31,894	485,108
Keros Therapeutics, Inc. *	3,212	171,970
Kodiak Sciences, Inc. *	11,798	620,457
Krystal Biotech, Inc. *	5,462	261,138
Kura Oncology, Inc. *	23,938	595,817
La Jolla Pharmaceutical Co. *(a)	12,985	54,537
Lannett Co., Inc. *	14,486	76,196
Lexicon Pharmaceuticals, Inc. *(a)	22,312	39,046
Ligand Pharmaceuticals, Inc. *	7,749	790,398
Luminex Corp.	21,471	573,061
MacroGenics, Inc. *	24,360	704,978
Madrigal Pharmaceuticals, Inc. *	4,783	515,129
Mallinckrodt plc *(a)	37,753	59,650
MannKind Corp. *	86,461	150,442
Security	Number of Shares	Value ($)
Medpace Holdings, Inc. *	13,394	1,738,407
Merck & Co., Inc.	1,216,109	103,697,614
Mettler-Toledo International, Inc. *	11,595	11,256,194
Mirati Therapeutics, Inc. *	17,851	2,666,404
Moderna, Inc. *	142,149	9,224,049
Momenta Pharmaceuticals, Inc. *	56,648	2,955,326
Morphic Holding, Inc. *	3,550	94,075
Mylan N.V. *	249,335	4,084,107
MyoKardia, Inc. *	25,719	2,814,687
Myriad Genetics, Inc. *	35,771	478,258
NanoString Technologies, Inc. *	14,988	606,714
NantKwest, Inc. *(a)	12,560	91,688
Natera, Inc. *	32,388	2,063,439
Nektar Therapeutics *	87,474	1,691,747
NeoGenomics, Inc. *	53,241	2,073,737
Neurocrine Biosciences, Inc. *	44,558	5,187,442
NextCure, Inc. *	4,560	40,994
NGM Biopharmaceuticals, Inc. *	5,160	96,234
Novavax, Inc. *	28,016	3,091,285
Odonate Therapeutics, Inc. *	6,385	103,118
Omeros Corp. *(a)	22,970	274,492
OPKO Health, Inc. *	214,803	695,962
Optinose, Inc. *	15,504	70,543
Organogenesis Holdings, Inc. *	15,474	66,616
ORIC Pharmaceuticals, Inc. *(a)	3,923	98,271
Osmotica Pharmaceuticals plc *	14,104	83,778
Pacific Biosciences of California, Inc. *	65,561	432,703
Pacira BioSciences, Inc. *	20,388	1,274,658
Paratek Pharmaceuticals, Inc. *	14,430	66,378
Passage Bio, Inc. *	6,237	103,285
PDL BioPharma, Inc. *	65,512	219,465
PerkinElmer, Inc.	53,678	6,318,974
Perrigo Co., plc	65,669	3,434,489
Personalis, Inc. *	4,310	98,354
Pfizer, Inc.	2,675,813	101,118,973
Phathom Pharmaceuticals, Inc. *	6,919	254,342
Phibro Animal Health Corp., Class A	9,886	212,154
PPD, Inc. *	27,492	944,075
PRA Health Sciences, Inc. *	30,584	3,269,735
Precigen, Inc. *(a)	34,824	210,685
Prestige Consumer Healthcare, Inc. *	24,786	902,954
Principia Biopharma, Inc. *	8,678	867,887
Prothena Corp. plc *	19,305	250,193
PTC Therapeutics, Inc. *	30,721	1,518,385
Puma Biotechnology, Inc. *	16,321	167,943
Quanterix Corp. *	7,949	282,984
Radius Health, Inc. *	15,153	187,594
RAPT Therapeutics, Inc. *	3,358	89,323
Reata Pharmaceuticals, Inc., Class A *	12,818	1,345,249
Regeneron Pharmaceuticals, Inc. *	48,576	30,113,720
REGENXBIO, Inc. *	15,896	485,146
Relmada Therapeutics, Inc. *(a)	6,011	214,472
Repligen Corp. *	22,665	3,511,035
Retrophin, Inc. *	21,926	429,530
Revance Therapeutics, Inc. *	24,428	714,030
REVOLUTION Medicines, Inc. *	10,007	283,598
Rhythm Pharmaceuticals, Inc. *	13,772	406,412
Rocket Pharmaceuticals, Inc. *	19,281	493,015
Royalty Pharma plc, Class A *	37,131	1,536,481
Rubius Therapeutics, Inc. *	16,336	78,658
Sage Therapeutics, Inc. *	24,844	1,302,819
Sangamo Therapeutics, Inc. *	58,765	648,472
Sarepta Therapeutics, Inc. *	35,787	5,239,933
Satsuma Pharmaceuticals, Inc. *	1,731	39,865
Seattle Genetics, Inc. *	55,905	8,851,998
Seres Therapeutics, Inc. *	29,619	784,607
SIGA Technologies, Inc. *	31,807	221,059
Spectrum Pharmaceuticals, Inc. *	54,160	228,014

13
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
SpringWorks Therapeutics, Inc. *	4,456	197,891
Stoke Therapeutics, Inc. *	4,022	118,126
Supernus Pharmaceuticals, Inc. *	25,441	559,448
Syneos Health, Inc. *	28,830	1,819,173
Syros Pharmaceuticals, Inc. *	14,430	191,198
TCR2 Therapeutics, Inc. *	5,178	104,699
TG Therapeutics, Inc. *	48,158	1,194,559
TherapeuticsMD, Inc. *(a)	100,562	146,821
Theravance Biopharma, Inc. *	22,912	419,977
Thermo Fisher Scientific, Inc.	190,250	81,613,445
Tricida, Inc. *	13,600	143,752
Turning Point Therapeutics, Inc. *	9,554	746,932
Twist Bioscience Corp. *	14,022	980,558
Ultragenyx Pharmaceutical, Inc. *	26,947	2,292,112
United Therapeutics Corp. *	20,857	2,230,865
UNITY Biotechnology, Inc. *	11,550	36,267
Vanda Pharmaceuticals, Inc. *	24,740	254,575
Veracyte, Inc. *	24,822	826,821
Vericel Corp. *	21,522	341,124
Vertex Pharmaceuticals, Inc. *	124,750	34,820,220
Viela Bio, Inc. *	5,830	196,413
Voyager Therapeutics, Inc. *	10,899	128,499
Waters Corp. *	30,080	6,505,101
WaVe Life Sciences Ltd. *	8,456	105,954
Xencor, Inc. *	23,331	834,083
Y-mAbs Therapeutics, Inc. *	8,329	358,397
Zentalis Pharmaceuticals, Inc. *	4,815	165,636
ZIOPHARM Oncology, Inc. *	101,879	286,280
Zoetis, Inc.	228,742	36,621,594
Zogenix, Inc. *	25,637	606,828
		1,265,830,856

Real Estate 3.3%
Acadia Realty Trust	42,597	483,050
Agree Realty Corp.	26,365	1,764,346
Alexander & Baldwin, Inc.	34,020	411,982
Alexander's, Inc.	1,052	268,334
Alexandria Real Estate Equities, Inc.	60,764	10,231,442
Altisource Portfolio Solutions S.A. *	4,511	50,839
American Assets Trust, Inc.	22,920	585,606
American Campus Communities, Inc.	66,044	2,238,892
American Finance Trust, Inc.	51,238	350,212
American Homes 4 Rent, Class A	122,749	3,515,531
American Tower Corp.	213,296	53,142,698
Americold Realty Trust	96,990	3,719,566
Apartment Investment & Management Co., Class A	71,723	2,584,180
Apple Hospitality REIT, Inc.	100,117	1,018,190
Armada Hoffler Properties, Inc.	26,626	268,923
AvalonBay Communities, Inc.	67,391	10,651,821
Boston Properties, Inc.	70,025	6,083,072
Brandywine Realty Trust	85,496	951,570
Brixmor Property Group, Inc.	142,518	1,681,712
Camden Property Trust	46,673	4,244,443
CareTrust REIT, Inc.	45,606	883,388
CBRE Group, Inc., Class A *	160,079	7,528,515
Cedar Realty Trust, Inc.	45,367	38,117
Chatham Lodging Trust	22,545	156,011
City Office REIT, Inc.	25,815	207,553
Colony Capital, Inc.	240,487	651,720
Columbia Property Trust, Inc.	57,058	673,284
Community Healthcare Trust, Inc.	10,554	492,872
CoreCivic, Inc.	58,051	540,455
CorePoint Lodging, Inc.	18,412	104,580
CoreSite Realty Corp.	19,453	2,382,020
Corporate Office Properties Trust	53,556	1,319,620
Cousins Properties, Inc.	72,409	2,161,409
Security	Number of Shares	Value ($)
Crown Castle International Corp.	200,862	32,790,721
CubeSmart	92,378	2,920,992
CyrusOne, Inc.	55,827	4,663,229
DiamondRock Hospitality Co.	94,965	503,315
Digital Realty Trust, Inc.	128,887	20,061,262
Diversified Healthcare Trust	113,729	432,170
Douglas Emmett, Inc.	79,160	2,210,147
Duke Realty Corp.	178,194	6,869,379
Easterly Government Properties, Inc.	35,116	849,456
EastGroup Properties, Inc.	18,600	2,476,776
Empire State Realty Trust, Inc., Class A	73,538	463,289
EPR Properties	37,919	1,225,163
Equinix, Inc.	42,576	33,625,673
Equity Commonwealth	55,603	1,745,378
Equity LifeStyle Properties, Inc.	87,725	5,815,290
Equity Residential	167,248	9,441,150
Essential Properties Realty Trust, Inc.	44,177	749,684
Essex Property Trust, Inc.	31,553	6,831,540
eXp World Holdings, Inc. *	9,239	410,951
Extra Space Storage, Inc.	61,514	6,554,317
Federal Realty Investment Trust	33,962	2,691,149
First Industrial Realty Trust, Inc.	60,861	2,595,722
Forestar Group, Inc. *	9,401	167,056
Four Corners Property Trust, Inc.	34,293	865,898
Franklin Street Properties Corp.	49,469	219,148
Front Yard Residential Corp.	26,789	261,193
FRP Holdings, Inc. *	3,539	145,382
Gaming & Leisure Properties, Inc.	100,707	3,660,699
Getty Realty Corp.	15,700	459,853
Gladstone Commercial Corp.	17,480	342,783
Global Net Lease, Inc.	44,524	779,170
Healthcare Realty Trust, Inc.	65,444	1,888,059
Healthcare Trust of America, Inc., Class A	106,221	2,803,172
Healthpeak Properties, Inc.	260,594	7,202,818
Hersha Hospitality Trust	18,036	115,971
Highwoods Properties, Inc.	49,817	1,856,181
Host Hotels & Resorts, Inc.	341,624	3,836,438
Hudson Pacific Properties, Inc.	73,181	1,718,290
Independence Realty Trust, Inc.	43,728	512,055
Industrial Logistics Properties Trust	30,395	655,620
Innovative Industrial Properties, Inc.	10,259	1,262,780
Investors Real Estate Trust	5,719	406,621
Invitation Homes, Inc.	262,572	7,517,436
Iron Mountain, Inc.	137,985	4,151,969
iStar, Inc.	36,009	445,791
JBG SMITH Properties	56,673	1,568,142
Jones Lang LaSalle, Inc.	24,889	2,564,563
Kennedy-Wilson Holdings, Inc.	61,954	885,323
Kilroy Realty Corp.	51,550	3,016,706
Kimco Realty Corp.	209,895	2,516,641
Kite Realty Group Trust	41,591	467,483
Lamar Advertising Co., Class A	41,294	2,858,784
Lexington Realty Trust	133,872	1,522,125
Life Storage, Inc.	22,595	2,382,191
LTC Properties, Inc.	18,674	681,414
Mack-Cali Realty Corp.	44,180	557,993
Marcus & Millichap, Inc. *	10,943	308,702
Medical Properties Trust, Inc.	255,158	4,740,836
Mid-America Apartment Communities, Inc.	55,019	6,443,825
Monmouth Real Estate Investment Corp.	48,098	697,902
National Health Investors, Inc.	21,840	1,359,540
National Retail Properties, Inc.	82,642	2,928,832
National Storage Affiliates Trust	28,009	960,989
New Senior Investment Group, Inc.	39,581	173,365
Newmark Group, Inc., Class A	76,774	340,109
NexPoint Residential Trust, Inc.	9,772	404,561

14
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Office Properties Income Trust	24,791	591,017
Omega Healthcare Investors, Inc.	109,828	3,401,373
One Liberty Properties, Inc.	7,325	140,347
Outfront Media, Inc.	68,442	1,158,723
Paramount Group, Inc.	97,974	725,008
Park Hotels & Resorts, Inc.	115,337	1,094,548
Pebblebrook Hotel Trust	63,178	797,306
Physicians Realty Trust	94,090	1,707,734
Piedmont Office Realty Trust, Inc., Class A	60,776	930,481
PotlatchDeltic Corp.	32,428	1,492,985
Preferred Apartment Communities, Inc., Class A	30,760	203,016
Prologis, Inc.	355,661	36,227,629
PS Business Parks, Inc.	9,735	1,228,557
Public Storage	72,073	15,308,305
QTS Realty Trust, Inc., Class A	29,000	1,966,780
Rayonier, Inc.	66,574	1,949,287
RE/MAX Holdings, Inc., Class A	9,418	330,949
Realogy Holdings Corp. *	61,814	684,899
Realty Income Corp.	165,702	10,278,495
Redfin Corp. *	42,619	2,027,386
Regency Centers Corp.	82,300	3,268,133
Retail Opportunity Investments Corp.	55,641	619,284
Retail Properties of America, Inc., Class A	109,994	694,062
Retail Value, Inc.	7,573	96,253
Rexford Industrial Realty, Inc.	57,460	2,756,931
RLJ Lodging Trust	80,218	757,258
RPT Realty	39,501	231,476
Ryman Hospitality Properties, Inc.	26,205	999,983
Sabra Health Care REIT, Inc.	98,943	1,467,325
Safehold, Inc.	6,690	371,094
Saul Centers, Inc.	5,540	155,231
SBA Communications Corp.	53,616	16,410,249
Seritage Growth Properties, Class A *(a)	16,168	226,837
Service Properties Trust	79,532	652,958
Simon Property Group, Inc.	147,320	9,995,662
SITE Centers Corp.	73,285	550,370
SL Green Realty Corp.	37,422	1,749,853
Spirit Realty Capital, Inc.	50,412	1,790,130
STAG Industrial, Inc.	71,533	2,310,516
STORE Capital Corp.	108,309	2,928,675
Summit Hotel Properties, Inc.	51,523	303,470
Sun Communities, Inc.	47,549	7,088,605
Sunstone Hotel Investors, Inc.	101,960	849,327
Tanger Factory Outlet Centers, Inc. (a)	46,357	263,771
Taubman Centers, Inc.	29,791	1,140,995
Tejon Ranch Co. *	8,995	128,718
Terreno Realty Corp.	32,400	1,932,336
The GEO Group, Inc.	58,181	649,300
The Howard Hughes Corp. *	20,818	1,230,552
The Macerich Co. (a)	55,769	442,248
The RMR Group, Inc., Class A	7,662	216,222
The St. Joe Co. *	15,413	357,736
UDR, Inc.	139,957	4,871,903
UMH Properties, Inc.	16,691	242,687
Uniti Group, Inc.	96,817	950,743
Universal Health Realty Income Trust	6,198	413,531
Urban Edge Properties	57,014	602,068
Urstadt Biddle Properties, Inc.	194	1,622
Urstadt Biddle Properties, Inc., Class A	13,250	123,225
Ventas, Inc.	180,629	7,443,721
VEREIT, Inc.	525,551	3,531,703
VICI Properties, Inc.	226,527	5,060,613
Vornado Realty Trust	76,069	2,725,552
Washington Real Estate Investment Trust	39,597	868,758
Weingarten Realty Investors	57,814	1,010,011
Security	Number of Shares	Value ($)
Welltower, Inc.	201,895	11,613,000
Weyerhaeuser Co.	360,993	10,941,698
Whitestone REIT	18,036	115,971
WP Carey, Inc.	82,761	5,741,131
Xenia Hotels & Resorts, Inc.	58,948	529,353
		547,634,790

Retailing 7.7%
1-800-Flowers.com, Inc., Class A *	10,822	323,902
Aaron's, Inc.	32,376	1,809,495
Abercrombie & Fitch Co., Class A	22,529	293,102
Advance Auto Parts, Inc.	33,245	5,196,526
Amazon.com, Inc. *	201,858	696,603,884
America's Car-Mart, Inc. *	3,259	327,530
American Eagle Outfitters, Inc.	75,508	952,156
Asbury Automotive Group, Inc. *	9,216	974,961
At Home Group, Inc. *	23,046	440,409
AutoNation, Inc. *	28,781	1,636,488
AutoZone, Inc. *	11,196	13,393,887
Barnes & Noble Education, Inc. *	20,432	46,585
Bed Bath & Beyond, Inc.	63,019	767,571
Best Buy Co., Inc.	109,405	12,134,109
Big Lots, Inc.	19,651	926,545
Booking Holdings, Inc. *	19,767	37,763,865
Boot Barn Holdings, Inc. *	12,977	366,341
Burlington Stores, Inc. *	31,799	6,262,177
Caleres, Inc.	20,299	158,535
Camping World Holdings, Inc., Class A	20,570	597,764
CarMax, Inc. *	78,119	8,353,265
Carvana Co. *	26,644	5,754,038
Chewy, Inc., Class A *	25,973	1,586,171
Chico's FAS, Inc.	57,692	73,846
Conn's, Inc. *	9,239	118,074
Core-Mark Holding Co., Inc.	21,929	732,867
Designer Brands, Inc., Class A	27,832	196,216
Dick's Sporting Goods, Inc.	31,224	1,689,843
Dillard's, Inc., Class A (a)	4,954	149,660
Dollar General Corp.	121,293	24,486,631
Dollar Tree, Inc. *	114,746	11,046,597
eBay, Inc.	316,633	17,345,156
Etsy, Inc. *	56,673	6,783,758
Expedia Group, Inc.	65,619	6,440,505
Express, Inc. *	32,216	35,760
Five Below, Inc. *	27,116	2,967,846
Floor & Decor Holdings, Inc., Class A *	36,923	2,704,241
Foot Locker, Inc.	49,720	1,508,008
GameStop Corp., Class A *(a)	27,287	182,277
Genesco, Inc. *	7,433	144,944
Genuine Parts Co.	69,695	6,581,996
Group 1 Automotive, Inc.	8,586	742,174
Groupon, Inc. *	10,836	344,910
GrubHub, Inc. *	45,059	3,260,019
Guess?, Inc.	20,296	233,404
Haverty Furniture Cos., Inc.	9,943	209,996
Hibbett Sports, Inc. *	10,012	334,100
Kohl's Corp.	78,153	1,669,348
L Brands, Inc.	112,327	3,302,414
Lands' End, Inc. *	7,111	95,145
Liquidity Services, Inc. *	13,617	98,179
Lithia Motors, Inc., Class A	11,000	2,738,560
LKQ Corp. *	146,213	4,640,801
Lowe's Cos., Inc.	363,482	59,861,851
Lumber Liquidators Holdings, Inc. *	12,671	303,977
Macy's, Inc. (a)	149,281	1,040,489
Magnite, Inc. *	43,055	316,454
MarineMax, Inc. *	11,018	324,039
Monro, Inc.	16,298	751,175

15
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Murphy USA, Inc. *	13,369	1,802,943
National Vision Holdings, Inc. *	37,967	1,426,420
Nordstrom, Inc. (a)	51,280	820,480
O'Reilly Automotive, Inc. *	35,642	16,595,984
Ollie's Bargain Outlet Holdings, Inc. *	27,423	2,619,993
Overstock.com, Inc. *	16,946	1,482,775
Party City Holdco, Inc. *	26,008	71,262
Penske Automotive Group, Inc.	16,039	756,560
PetMed Express, Inc.	9,282	322,642
Pool Corp.	19,399	6,359,768
Quotient Technology, Inc. *	38,752	337,530
Qurate Retail, Inc., Class A *	186,957	2,065,875
Rent-A-Center, Inc.	24,019	737,383
RH *	7,955	2,629,525
Ross Stores, Inc.	171,154	15,588,706
Sally Beauty Holdings, Inc. *	54,964	613,398
Shoe Carnival, Inc.	4,401	144,705
Shutterstock, Inc.	10,567	531,731
Signet Jewelers Ltd.	24,936	430,645
Sleep Number Corp. *	13,402	643,296
Sonic Automotive, Inc., Class A	13,153	555,846
Sportsman's Warehouse Holdings, Inc. *	22,327	350,422
Stamps.com, Inc. *	7,742	1,930,390
Stitch Fix, Inc., Class A *	11,732	283,328
Target Corp.	240,779	36,408,193
The Buckle, Inc.	15,146	283,836
The Cato Corp., Class A	10,810	86,480
The Children's Place, Inc.	7,761	154,948
The Gap, Inc.	102,045	1,774,563
The Home Depot, Inc.	517,918	147,627,347
The Michaels Cos., Inc. *	42,260	475,425
The ODP Corp.	26,617	622,305
The RealReal, Inc. *	7,710	123,823
The TJX Cos., Inc.	576,136	31,566,491
Tiffany & Co.	52,807	6,468,858
Tractor Supply Co.	55,829	8,309,030
Ulta Beauty, Inc. *	27,254	6,327,834
Urban Outfitters, Inc. *	33,674	792,686
Wayfair, Inc., Class A *	32,708	9,699,884
Weyco Group, Inc.	3,518	63,324
Williams-Sonoma, Inc.	37,494	3,290,473
Winmark Corp.	912	140,858
Zumiez, Inc. *	9,458	242,881
		1,273,685,412

Semiconductors & Semiconductor Equipment 4.7%
Advanced Energy Industries, Inc. *	18,017	1,335,420
Advanced Micro Devices, Inc. *	563,760	51,200,683
Ambarella, Inc. *	15,206	801,356
Amkor Technology, Inc. *	52,500	640,238
Analog Devices, Inc.	176,801	20,664,501
Applied Materials, Inc.	441,183	27,176,873
Axcelis Technologies, Inc. *	16,928	400,009
Broadcom, Inc.	192,637	66,873,935
Brooks Automation, Inc.	35,858	1,851,349
Cabot Microelectronics Corp.	13,935	2,122,161
CEVA, Inc. *	11,659	492,593
Cirrus Logic, Inc. *	27,774	1,682,827
Cohu, Inc.	20,284	348,885
Cree, Inc. *	52,760	3,329,156
Diodes, Inc. *	19,515	953,503
Enphase Energy, Inc. *	39,801	3,073,831
Entegris, Inc.	65,081	4,353,268
First Solar, Inc. *	37,035	2,836,511
FormFactor, Inc. *	37,281	974,153
Ichor Holdings Ltd. *	11,790	296,636
Impinj, Inc. *	6,797	166,187
Security	Number of Shares	Value ($)
Inphi Corp. *	23,203	2,644,678
Intel Corp.	2,040,345	103,955,578
KLA Corp.	74,278	15,237,389
Kulicke & Soffa Industries, Inc.	29,985	719,040
Lam Research Corp.	69,904	23,511,511
Lattice Semiconductor Corp. *	65,208	1,864,949
MACOM Technology Solutions Holdings, Inc. *	21,553	767,933
Marvell Technology Group Ltd.	319,810	12,402,232
Maxeon Solar Technologies Ltd. *	295	6,125
Maxim Integrated Products, Inc.	129,078	8,834,098
MaxLinear, Inc., Class A *	33,627	818,817
Microchip Technology, Inc.	117,312	12,869,126
Micron Technology, Inc. *	534,599	24,329,600
MKS Instruments, Inc.	26,430	3,159,178
Monolithic Power Systems, Inc.	20,091	5,366,909
NeoPhotonics Corp. *	18,558	123,596
NVIDIA Corp.	296,196	158,458,936
NXP Semiconductor N.V.	133,921	16,841,905
ON Semiconductor Corp. *	193,428	4,133,556
Onto Innovation, Inc. *	23,694	740,201
PDF Solutions, Inc. *	12,217	252,892
Photronics, Inc. *	32,164	322,605
Power Integrations, Inc.	29,222	1,635,555
Qorvo, Inc. *	55,145	7,073,449
QUALCOMM, Inc.	542,209	64,577,092
Rambus, Inc. *	55,098	739,966
Semtech Corp. *	31,792	1,864,601
Silicon Laboratories, Inc. *	21,014	2,152,044
SiTime Corp. *	2,305	151,853
Skyworks Solutions, Inc.	80,514	11,662,453
SMART Global Holdings, Inc. *	6,419	161,759
SolarEdge Technologies, Inc. *	23,921	5,290,129
SunPower Corp. *	42,118	471,300
Synaptics, Inc. *	16,108	1,374,496
Teradyne, Inc.	79,541	6,758,599
Texas Instruments, Inc.	442,254	62,866,406
Ultra Clean Holdings, Inc. *	21,067	516,563
Universal Display Corp.	20,331	3,568,090
Veeco Instruments, Inc. *	25,209	299,735
Xilinx, Inc.	116,715	12,157,034
		772,256,053

Software & Services 15.0%
2U, Inc. *	33,082	1,369,264
8x8, Inc. *	52,285	882,571
A10 Networks, Inc. *	30,880	264,024
Accenture plc, Class A	307,175	73,700,498
ACI Worldwide, Inc. *	56,062	1,647,102
Adobe, Inc. *	232,146	119,181,435
Agilysys, Inc. *	9,885	250,782
Akamai Technologies, Inc. *	78,375	9,125,201
Alarm.com Holdings, Inc. *	20,323	1,216,738
Alliance Data Systems Corp.	21,265	959,264
Altair Engineering, Inc., Class A *	19,736	829,307
Alteryx, Inc., Class A *	24,125	2,915,024
Anaplan, Inc. *	43,219	2,647,164
ANSYS, Inc. *	41,302	14,001,791
Appfolio, Inc., Class A *	7,103	1,193,517
Appian Corp. *(a)	17,293	1,059,023
Aspen Technology, Inc. *	31,792	4,038,538
Autodesk, Inc. *	105,323	25,877,861
Automatic Data Processing, Inc.	207,121	28,808,460
Avalara, Inc. *	34,874	4,617,666
Avaya Holdings Corp. *	41,170	638,958
Benefitfocus, Inc. *	15,908	164,489
Bill.com Holdings, Inc. *	10,231	1,012,664

16
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Black Knight, Inc. *	71,786	6,037,203
Blackbaud, Inc.	23,537	1,502,837
Blackline, Inc. *	20,508	1,791,784
Booz Allen Hamilton Holding Corp.	66,375	5,844,982
Bottomline Technologies (DE), Inc. *	18,349	873,963
Box, Inc., Class A *	72,072	1,414,773
Broadridge Financial Solutions, Inc.	54,786	7,527,596
CACI International, Inc., Class A *	11,986	2,807,001
Cadence Design Systems, Inc. *	134,756	14,945,788
Cardtronics plc, Class A *	16,652	361,515
Cass Information Systems, Inc.	5,553	217,455
CDK Global, Inc.	58,258	2,715,988
Cerence, Inc. *	17,068	908,018
Ceridian HCM Holding, Inc. *	52,402	4,167,007
ChannelAdvisor Corp. *	11,066	186,130
Citrix Systems, Inc.	56,105	8,146,446
Cloudera, Inc. *	125,899	1,663,126
Cloudflare, Inc., Class A *	20,410	780,887
Cognizant Technology Solutions Corp., Class A	260,398	17,410,210
CommVault Systems, Inc. *	19,870	858,980
Conduent, Inc. *	79,754	269,568
Cornerstone OnDemand, Inc. *	27,412	966,821
Coupa Software, Inc. *	32,215	10,558,144
Crowdstrike Holdings, Inc., Class A *	10,114	1,271,633
CSG Systems International, Inc.	16,108	685,718
Datadog, Inc., Class A *	13,271	1,108,792
Digimarc Corp. *	6,132	97,989
Digital Turbine, Inc. *	29,868	722,507
DocuSign, Inc. *	62,738	13,990,574
Domo, Inc., Class B *	9,829	400,237
Dropbox, Inc., Class A *	108,674	2,300,629
DXC Technology Co.	122,904	2,455,622
Dynatrace, Inc. *	87,931	3,889,188
Ebix, Inc.	11,266	259,907
Elastic N.V. *	16,243	1,763,665
Endurance International Group Holdings, Inc. *	37,423	243,624
Envestnet, Inc. *	26,085	2,164,794
EPAM Systems, Inc. *	26,791	8,763,336
Euronet Worldwide, Inc. *	25,131	2,598,043
Everbridge, Inc. *	16,739	2,487,583
EVERTEC, Inc.	27,845	975,132
Evo Payments, Inc., Class A *	20,400	586,092
ExlService Holdings, Inc. *	16,896	1,076,106
Fair Isaac Corp. *	13,986	5,885,169
Fidelity National Information Services, Inc.	297,270	44,843,179
FireEye, Inc. *	111,277	1,633,546
Fiserv, Inc. *	270,156	26,902,134
Five9, Inc. *	29,737	3,789,683
FleetCor Technologies, Inc. *	40,487	10,180,456
Fortinet, Inc. *	64,754	8,547,852
Gartner, Inc. *	42,313	5,493,074
Genpact Ltd.	73,827	3,114,023
Global Payments, Inc.	144,138	25,457,654
GoDaddy, Inc., Class A *	79,893	6,685,446
GreenSky, Inc., Class A *	20,121	87,526
Grid Dynamics Holdings, Inc. *	11,817	87,682
GTT Communications, Inc. *(a)	17,414	86,722
GTY Technology Holdings, Inc. *	17,492	57,111
Guidewire Software, Inc. *	39,880	4,478,923
HubSpot, Inc. *	19,769	5,924,374
International Business Machines Corp.	427,923	52,767,185
International Money Express, Inc. *	13,794	233,394
Intuit, Inc.	125,362	43,298,781
j2 Global, Inc. *	21,485	1,503,735
Jack Henry & Associates, Inc.	36,987	6,118,390
Security	Number of Shares	Value ($)
KBR, Inc.	69,042	1,725,360
Leidos Holdings, Inc.	64,293	5,817,874
LivePerson, Inc. *	30,206	1,802,090
LiveRamp Holdings, Inc. *	31,255	1,745,279
Manhattan Associates, Inc. *	30,796	2,994,911
ManTech International Corp., Class A	13,097	980,310
Mastercard, Inc., Class A	425,800	152,517,302
MAXIMUS, Inc.	29,547	2,291,370
Medallia, Inc. *	13,607	492,437
Microsoft Corp.	3,654,691	824,242,461
MicroStrategy, Inc., Class A *	3,460	499,762
MobileIron, Inc. *	42,391	276,813
Model N, Inc. *	12,750	501,330
MoneyGram International, Inc. *	24,379	71,187
MongoDB, Inc. *	17,537	4,100,151
New Relic, Inc. *	24,171	1,484,824
NIC, Inc.	30,973	662,203
NortonLifeLock, Inc.	261,263	6,144,906
Nuance Communications, Inc. *	136,005	4,074,710
Nutanix, Inc., Class A *	73,373	2,106,539
Okta, Inc. *	56,097	12,081,611
OneSpan, Inc. *	14,087	303,575
Oracle Corp.	1,001,715	57,318,132
Pagerduty, Inc. *	4,509	147,309
Palo Alto Networks, Inc. *	46,361	11,933,785
Paychex, Inc.	153,763	11,758,257
Paycom Software, Inc. *	23,356	6,994,188
Paylocity Holding Corp. *	17,202	2,532,994
PayPal Holdings, Inc. *	565,290	115,398,301
Paysign, Inc. *(a)	12,955	83,430
Pegasystems, Inc.	18,685	2,400,462
Perficient, Inc. *	16,403	703,853
Perspecta, Inc.	67,026	1,392,130
Ping Identity Holding Corp. *	14,653	505,089
Pluralsight, Inc., Class A *	43,716	836,724
Progress Software Corp.	21,425	811,793
Proofpoint, Inc. *	27,819	3,050,910
PROS Holdings, Inc. *	18,807	733,473
PTC, Inc. *	49,907	4,561,999
Q2 Holdings, Inc. *	23,630	2,298,963
QAD, Inc., Class A	5,233	237,997
Qualys, Inc. *	15,848	1,682,107
Rapid7, Inc. *	22,566	1,457,087
RealPage, Inc. *	42,121	2,637,617
RingCentral, Inc., Class A *	37,200	10,816,644
Sabre Corp.	149,981	1,048,367
Sailpoint Technologies Holdings, Inc. *	40,717	1,597,328
salesforce.com, Inc. *	433,780	118,270,117
Science Applications International Corp.	23,806	1,986,849
ServiceNow, Inc. *	91,806	44,252,328
Slack Technologies, Inc., Class A *	31,081	1,020,700
Smartsheet, Inc., Class A *	43,868	2,392,122
SolarWinds Corp. *	31,490	662,235
Splunk, Inc. *	76,377	16,751,767
Sprout Social, Inc., Class A *	4,592	177,940
SPS Commerce, Inc. *	16,984	1,356,682
Square, Inc., Class A *	164,492	26,246,343
SS&C Technologies Holdings, Inc.	108,002	6,881,887
SVMK, Inc. *	43,090	1,072,510
Switch, Inc., Class A	29,500	507,400
Sykes Enterprises, Inc. *	19,120	632,968
Synopsys, Inc. *	72,507	16,045,799
TeleNav, Inc. *	17,853	81,945
Tenable Holdings, Inc. *	24,549	924,024
Teradata Corp. *	51,139	1,245,235
The Trade Desk, Inc., Class A *	19,811	9,535,034
The Western Union Co.	197,697	4,663,672
TTEC Holdings, Inc.	8,810	499,439

17
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Twilio, Inc., Class A *	66,125	17,837,880
Tyler Technologies, Inc. *	19,203	6,630,988
Unisys Corp. *	26,157	304,991
Upland Software, Inc. *	7,951	311,838
Varonis Systems, Inc. *	14,878	1,837,879
Verint Systems, Inc. *	31,318	1,489,484
VeriSign, Inc. *	49,286	10,586,633
Verra Mobility Corp. *	62,789	663,366
VirnetX Holding Corp.	28,672	142,500
Virtusa Corp. *	14,937	590,609
Visa, Inc., Class A	813,440	172,441,146
VMware, Inc., Class A *	38,563	5,570,040
WEX, Inc. *	21,205	3,386,651
Workday, Inc., Class A *	78,794	18,887,710
Workiva, Inc. *	18,984	1,120,056
Xperi Holding Corp.	56,322	705,715
Yext, Inc. *	49,687	986,784
Zendesk, Inc. *	55,409	5,340,319
Zoom Video Communications, Inc., Class A *	13,710	4,457,121
Zscaler, Inc. *	31,918	4,575,126
Zuora, Inc., Class A *	38,757	526,708
		2,476,831,257

Technology Hardware & Equipment 7.9%
3D Systems Corp. *	62,945	345,568
Acacia Communications, Inc. *	18,184	1,227,056
ADTRAN, Inc.	25,411	281,808
Amphenol Corp., Class A	142,192	15,612,682
Apple, Inc.	7,853,956	1,013,474,482
Applied Optoelectronics, Inc. *	8,578	99,762
Arista Networks, Inc. *	25,498	5,697,528
Arlo Technologies, Inc. *	30,942	177,298
Arrow Electronics, Inc. *	37,922	2,979,152
Avid Technology, Inc. *	15,900	128,790
Avnet, Inc.	48,317	1,329,201
Badger Meter, Inc.	13,585	838,059
Belden, Inc.	19,177	645,881
Benchmark Electronics, Inc.	17,144	336,194
CalAmp Corp. *	18,733	153,049
Calix, Inc. *	25,466	495,314
Casa Systems, Inc. *	13,908	63,281
CDW Corp.	68,411	7,774,910
Ciena Corp. *	73,472	4,171,005
Cisco Systems, Inc.	2,043,228	86,265,086
Cognex Corp.	82,966	5,740,418
Coherent, Inc. *	11,927	1,343,696
CommScope Holding Co., Inc. *	93,150	959,445
Comtech Telecommunications Corp.	12,555	208,413
Corning, Inc.	366,049	11,881,951
CTS Corp.	15,658	327,252
Daktronics, Inc.	22,711	100,383
Dell Technologies, Inc., Class C *	73,790	4,876,043
Diebold Nixdorf, Inc. *	37,573	313,359
Dolby Laboratories, Inc., Class A	31,238	2,181,974
EchoStar Corp., Class A *	21,801	640,513
ePlus, Inc. *	6,589	505,508
Extreme Networks, Inc. *	59,124	258,372
F5 Networks, Inc. *	29,099	3,850,671
Fabrinet *	17,372	1,212,218
FARO Technologies, Inc. *	8,918	503,867
Fitbit, Inc., Class A *	114,318	727,063
FLIR Systems, Inc.	61,553	2,271,306
Harmonic, Inc. *	53,688	316,759
Hewlett Packard Enterprise Co.	621,332	6,008,281
HP, Inc.	685,368	13,398,944
II-VI, Inc. *	46,433	2,066,269
Security	Number of Shares	Value ($)
Infinera Corp. *	72,656	529,662
Insight Enterprises, Inc. *	17,306	1,034,985
InterDigital, Inc.	14,187	867,535
IPG Photonics Corp. *	17,236	2,787,578
Itron, Inc. *	17,822	1,061,657
Jabil, Inc.	65,708	2,243,928
Juniper Networks, Inc.	160,269	4,006,725
Keysight Technologies, Inc. *	90,033	8,870,051
Kimball Electronics, Inc. *	11,110	149,818
Knowles Corp. *	40,084	603,665
Littelfuse, Inc.	11,923	2,156,155
Lumentum Holdings, Inc. *	35,843	3,082,498
Methode Electronics, Inc.	17,067	483,167
Motorola Solutions, Inc.	82,091	12,703,582
MTS Systems Corp.	8,489	207,132
Napco Security Technologies, Inc. *	5,669	141,215
National Instruments Corp.	57,068	2,048,171
NCR Corp. *	61,318	1,253,340
NetApp, Inc.	107,024	5,071,867
NETGEAR, Inc. *	14,831	494,614
NetScout Systems, Inc. *	31,752	734,741
nLight, Inc. *	15,905	371,541
Novanta, Inc. *	16,941	1,815,567
OSI Systems, Inc. *	8,156	642,285
PC Connection, Inc.	5,473	242,399
Plantronics, Inc.	16,235	200,665
Plexus Corp. *	14,067	1,070,077
Pure Storage, Inc., Class A *	112,751	1,720,580
Ribbon Communications, Inc. *	46,158	197,556
Rogers Corp. *	9,104	1,031,574
Sanmina Corp. *	31,793	899,742
ScanSource, Inc. *	11,729	289,589
Seagate Technology plc	109,059	5,233,741
Super Micro Computer, Inc. *	21,200	580,668
SYNNEX Corp.	19,803	2,517,952
TE Connectivity Ltd.	158,439	15,305,207
Trimble, Inc. *	120,187	6,299,001
TTM Technologies, Inc. *	46,664	534,769
Ubiquiti, Inc.	5,831	1,059,784
ViaSat, Inc. *	27,663	1,099,881
Viavi Solutions, Inc. *	111,517	1,487,079
Vishay Intertechnology, Inc.	58,870	941,331
Western Digital Corp.	145,050	5,572,821
Xerox Holdings Corp.	89,170	1,681,746
Zebra Technologies Corp., Class A *	25,667	7,354,366
		1,310,470,818

Telecommunication Services 1.7%
Anterix, Inc. *	5,336	233,397
AT&T, Inc.	3,431,752	102,300,527
ATN International, Inc.	5,258	304,964
Bandwidth, Inc., Class A *	8,323	1,310,706
Boingo Wireless, Inc. *	20,944	272,063
CenturyLink, Inc.	479,073	5,150,035
Cincinnati Bell, Inc. *	25,010	376,651
Cogent Communications Holdings, Inc.	20,682	1,391,071
Consolidated Communications Holdings, Inc. *	34,815	270,861
GCI Liberty, Inc., Class A *	45,911	3,708,691
Globalstar, Inc. *	286,250	95,751
Gogo, Inc. *	28,681	147,420
Iridium Communications, Inc. *	47,690	1,335,797
Liberty Global plc, Class A *	78,084	1,824,823
Liberty Global plc, Class C *	187,598	4,316,630
Liberty Latin America Ltd., Class A *	28,374	278,065
Liberty Latin America Ltd., Class C *	54,571	520,607
ORBCOMM, Inc. *	39,790	159,558

18
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Shenandoah Telecommunications Co.	22,875	1,264,987
Spok Holdings, Inc.	8,422	91,294
T-Mobile US, Inc. *	280,229	32,697,120
Telephone and Data Systems, Inc.	48,115	1,112,900
United States Cellular Corp. *	7,509	273,177
Verizon Communications, Inc.	1,995,616	118,280,160
Vonage Holdings Corp. *	111,831	1,280,465
		278,997,720

Transportation 1.8%
Air Transport Services Group, Inc. *	29,268	743,993
Alaska Air Group, Inc.	59,611	2,321,849
Allegiant Travel Co.	6,375	819,825
AMERCO	4,092	1,452,210
American Airlines Group, Inc. (a)	239,176	3,121,247
ArcBest Corp.	12,642	427,552
Atlas Air Worldwide Holdings, Inc. *	12,195	687,676
Avis Budget Group, Inc. *	25,324	863,802
C.H. Robinson Worldwide, Inc.	64,817	6,371,511
CSX Corp.	368,726	28,192,790
Daseke, Inc. *	28,615	175,982
Delta Air Lines, Inc.	274,080	8,455,368
Echo Global Logistics, Inc. *	13,954	381,223
Expeditors International of Washington, Inc.	80,258	7,094,005
FedEx Corp.	115,720	25,439,885
Forward Air Corp.	13,893	819,548
Hawaiian Holdings, Inc.	22,879	307,494
Heartland Express, Inc.	20,367	421,291
Hub Group, Inc., Class A *	16,236	874,146
J.B. Hunt Transport Services, Inc.	40,489	5,690,324
JetBlue Airways Corp. *	130,805	1,506,874
Kansas City Southern	45,898	8,355,272
Kirby Corp. *	28,923	1,227,492
Knight-Swift Transportation Holdings, Inc.	59,147	2,688,823
Landstar System, Inc.	18,422	2,451,784
Lyft, Inc., Class A *	102,567	3,043,163
Macquarie Infrastructure Corp.	37,160	1,041,223
Marten Transport Ltd.	30,440	552,790
Matson, Inc.	20,657	827,726
Norfolk Southern Corp.	123,296	26,204,099
Old Dominion Freight Line, Inc.	45,467	9,192,518
Ryder System, Inc.	25,666	1,049,739
Saia, Inc. *	12,372	1,660,322
Schneider National, Inc., Class B	15,180	410,771
SkyWest, Inc.	24,336	818,906
Southwest Airlines Co.	258,984	9,732,619
Spirit Airlines, Inc. *(a)	42,710	763,655
Uber Technologies, Inc. *	100,772	3,388,962
Union Pacific Corp.	326,501	62,831,852
United Airlines Holdings, Inc. *	122,456	4,408,416
United Parcel Service, Inc., Class B	338,977	55,463,417
Universal Logistics Holdings, Inc.	5,178	111,327
Werner Enterprises, Inc.	27,684	1,273,741
XPO Logistics, Inc. *	44,305	3,910,802
		297,578,014

Utilities 2.7%
ALLETE, Inc.	24,778	1,337,021
Alliant Energy Corp.	120,409	6,520,147
Ameren Corp.	119,303	9,438,060
American Electric Power Co., Inc.	238,209	18,778,016
American States Water Co.	17,982	1,368,071
American Water Works Co., Inc.	86,692	12,253,047
Atmos Energy Corp.	59,141	5,903,455
Security	Number of Shares	Value ($)
Avangrid, Inc.	27,071	1,300,491
Avista Corp.	31,796	1,172,001
Black Hills Corp.	30,681	1,720,591
California Water Service Group	23,654	1,072,472
CenterPoint Energy, Inc.	263,945	5,297,376
Chesapeake Utilities Corp.	7,891	645,484
Clearway Energy, Inc., Class A	15,929	384,685
Clearway Energy, Inc., Class C	37,506	956,778
CMS Energy Corp.	136,559	8,260,454
Consolidated Edison, Inc.	160,342	11,438,798
Dominion Energy, Inc.	403,955	31,686,230
DTE Energy Co.	93,078	11,045,566
Duke Energy Corp.	354,846	28,508,328
Edison International	182,573	9,581,431
Entergy Corp.	96,791	9,595,860
Essential Utilities, Inc.	107,486	4,568,155
Evergy, Inc.	109,165	5,809,761
Eversource Energy	162,149	13,897,791
Exelon Corp.	468,577	17,295,177
FirstEnergy Corp.	262,254	7,497,842
Hawaiian Electric Industries, Inc.	52,315	1,810,622
IDACORP, Inc.	24,162	2,172,164
MDU Resources Group, Inc.	95,636	2,258,922
MGE Energy, Inc.	16,360	1,063,236
Middlesex Water Co.	8,705	558,252
National Fuel Gas Co.	43,899	2,003,550
New Jersey Resources Corp.	45,764	1,379,327
NextEra Energy, Inc.	235,646	65,785,294
NiSource, Inc.	185,898	4,119,500
Northwest Natural Holding Co.	15,137	773,652
NorthWestern Corp.	22,971	1,186,222
NRG Energy, Inc.	116,929	4,023,527
OGE Energy Corp.	96,079	3,061,077
ONE Gas, Inc.	25,709	1,905,551
Ormat Technologies, Inc.	25,074	1,526,254
Otter Tail Corp.	19,535	758,935
Pinnacle West Capital Corp.	54,114	3,969,262
PNM Resources, Inc.	37,715	1,647,391
Portland General Electric Co.	43,243	1,649,720
PPL Corp.	370,776	10,244,541
Public Service Enterprise Group, Inc.	242,631	12,675,043
Sempra Energy	140,442	17,365,653
SJW Group	12,680	792,880
South Jersey Industries, Inc.	44,830	992,985
Southwest Gas Holdings, Inc.	26,883	1,690,134
Spire, Inc.	24,599	1,431,908
Sunnova Energy International, Inc. *	8,066	191,326
The AES Corp.	319,313	5,667,806
The Southern Co.	507,519	26,482,341
UGI Corp.	100,135	3,457,662
Unitil Corp.	7,652	322,914
Vistra Corp.	217,608	4,184,602
WEC Energy Group, Inc.	152,155	14,314,742
Xcel Energy, Inc.	254,136	17,656,099
		446,456,182
Total Common Stock
(Cost $11,451,324,091)		16,517,532,257

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $—)		3,586

19
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (d)	4,801,284	4,801,284

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.06% (d)	14,136,395	14,136,395
Total Other Investment Companies
(Cost $18,937,679)		18,937,679

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	160	27,991,200	1,054,700
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,980,362.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
20
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Aptiv plc	9,399	809,442
Autoliv, Inc.	2,756	215,905
BorgWarner, Inc.	7,332	297,606
Ford Motor Co.	137,453	937,429
General Motors Co.	44,279	1,311,987
Gentex Corp.	8,563	231,629
Harley-Davidson, Inc.	5,386	149,246
Lear Corp.	1,929	219,771
Tesla, Inc. *	25,725	12,819,282
Thor Industries, Inc.	1,937	182,911
		17,175,208

Banks 3.3%
Bank of America Corp.	274,447	7,064,266
Bank of Hawaii Corp.	1,393	76,671
Bank OZK	4,177	96,238
BOK Financial Corp.	1,080	60,631
CIT Group, Inc.	3,549	69,809
Citigroup, Inc.	73,153	3,739,581
Citizens Financial Group, Inc.	15,139	391,646
Comerica, Inc.	4,902	193,776
Commerce Bancshares, Inc.	3,508	208,972
Community Bank System, Inc.	1,847	111,134
Cullen/Frost Bankers, Inc.	2,009	139,545
East West Bancorp, Inc.	4,961	182,466
Essent Group Ltd.	3,834	136,874
F.N.B. Corp.	11,464	85,980
Fifth Third Bancorp	25,074	518,029
First Citizens BancShares, Inc., Class A	271	106,544
First Financial Bankshares, Inc.	5,158	156,158
First Hawaiian, Inc.	4,478	74,021
First Horizon National Corp.	19,161	182,988
First Republic Bank	6,046	682,654
Glacier Bancorp, Inc.	3,123	109,570
Hancock Whitney Corp.	3,026	60,550
Huntington Bancshares, Inc.	36,048	339,212
JPMorgan Chase & Co.	107,127	10,733,054
KeyCorp	34,335	423,007
M&T Bank Corp.	4,506	465,290
MGIC Investment Corp.	11,752	107,766
New York Community Bancorp, Inc.	16,270	147,243
PacWest Bancorp	4,177	79,697
People's United Financial, Inc.	14,981	158,499
Pinnacle Financial Partners, Inc.	2,464	98,437
Popular, Inc.	3,081	114,120
Prosperity Bancshares, Inc.	3,236	176,427
Radian Group, Inc.	6,716	103,695
Regions Financial Corp.	33,576	388,139
Signature Bank	1,902	184,551
Sterling Bancorp	6,856	80,010
SVB Financial Group *	1,803	460,450
Synovus Financial Corp.	5,100	111,537
TCF Financial Corp.	5,354	143,916
TFS Financial Corp.	1,765	27,269
The PNC Financial Services Group, Inc.	14,937	1,660,994
Security	Number of Shares	Value ($)
Truist Financial Corp.	47,430	1,840,758
U.S. Bancorp	48,276	1,757,246
Umpqua Holdings Corp.	7,676	86,585
United Bankshares, Inc.	4,418	115,487
Valley National Bancorp	13,740	103,187
Webster Financial Corp.	3,150	86,625
Wells Fargo & Co.	131,085	3,165,703
Western Alliance Bancorp	3,245	114,548
Wintrust Financial Corp.	2,001	87,084
Zions Bancorp NA	5,764	185,370
		37,994,009

Capital Goods 5.5%
3M Co.	20,210	3,294,634
A.O. Smith Corp.	4,738	232,020
Acuity Brands, Inc.	1,388	151,695
AECOM *	5,626	222,283
Aerojet Rocketdyne Holdings, Inc. *	2,485	102,804
AGCO Corp.	2,160	153,576
Air Lease Corp.	3,617	112,416
Allegion plc	3,253	336,328
Allison Transmission Holdings, Inc.	3,955	141,866
AMETEK, Inc.	8,075	813,152
Armstrong World Industries, Inc.	1,666	122,851
Axon Enterprise, Inc. *	2,198	188,325
BWX Technologies, Inc.	3,330	185,181
Carlisle Cos., Inc.	1,915	250,769
Carrier Global Corp.	28,664	855,620
Caterpillar, Inc.	19,020	2,706,736
Colfax Corp. *	2,899	96,479
Crane Co.	1,727	97,645
Cummins, Inc.	5,184	1,074,384
Curtiss-Wright Corp.	1,485	151,945
Deere & Co.	10,999	2,310,450
Donaldson Co., Inc.	4,409	222,037
Dover Corp.	5,067	556,559
Eaton Corp. plc	14,029	1,432,361
EMCOR Group, Inc.	1,904	142,819
Emerson Electric Co.	21,041	1,461,718
Fastenal Co.	20,162	985,115
Flowserve Corp.	4,507	133,768
Fortive Corp.	10,434	752,396
Fortune Brands Home & Security, Inc.	4,922	413,842
Gates Industrial Corp. plc *	1,662	18,764
Generac Holdings, Inc. *	2,192	416,436
General Dynamics Corp.	8,176	1,221,086
General Electric Co.	307,760	1,951,198
Graco, Inc.	5,878	341,042
HD Supply Holdings, Inc. *	5,660	224,476
HEICO Corp.	1,445	158,834
HEICO Corp., Class A	2,539	226,936
Hexcel Corp.	2,939	115,767
Honeywell International, Inc.	24,693	4,087,926
Howmet Aerospace, Inc.	13,597	238,219
Hubbell, Inc.	1,925	278,971
Huntington Ingalls Industries, Inc.	1,426	216,068
IDEX Corp.	2,660	479,412
Illinois Tool Works, Inc.	10,090	1,993,279
Ingersoll Rand, Inc. *	12,190	427,381

21
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
ITT, Inc.	3,051	191,633
Jacobs Engineering Group, Inc.	4,562	411,812
Johnson Controls International plc	26,190	1,066,719
L3Harris Technologies, Inc.	7,592	1,372,178
Lennox International, Inc.	1,214	340,321
Lincoln Electric Holdings, Inc.	2,084	201,544
Lockheed Martin Corp.	8,673	3,384,725
Masco Corp.	9,249	539,217
MasTec, Inc. *	2,104	97,226
Mercury Systems, Inc. *	1,948	147,542
Nordson Corp.	1,812	337,920
Northrop Grumman Corp.	5,453	1,868,252
nVent Electric plc	5,425	103,726
Oshkosh Corp.	2,373	182,745
Otis Worldwide Corp.	14,326	901,105
Owens Corning	3,771	255,070
PACCAR, Inc.	12,169	1,044,587
Parker-Hannifin Corp.	4,520	931,165
Parsons Corp. *	602	20,023
Pentair plc	5,840	263,618
Quanta Services, Inc.	4,836	247,845
Raytheon Technologies Corp.	51,689	3,153,029
RBC Bearings, Inc. *	859	113,422
Rexnord Corp.	4,230	122,501
Rockwell Automation, Inc.	4,058	935,491
Roper Technologies, Inc.	3,667	1,566,506
Sensata Technologies Holding plc *	5,498	228,937
SiteOne Landscape Supply, Inc. *	1,559	194,953
Snap-on, Inc.	1,886	279,637
Spirit AeroSystems Holdings, Inc., Class A	3,612	74,263
Stanley Black & Decker, Inc.	5,435	876,665
Teledyne Technologies, Inc. *	1,280	401,421
Textron, Inc.	8,056	317,648
The Boeing Co.	18,842	3,237,432
The Middleby Corp. *	1,927	188,653
The Timken Co.	2,349	127,292
The Toro Co.	3,785	284,935
Trane Technologies plc	8,409	995,541
TransDigm Group, Inc.	1,761	879,919
Trex Co., Inc. *	2,046	305,857
United Rentals, Inc. *	2,522	446,520
Univar Solutions, Inc. *	4,827	87,803
W.W. Grainger, Inc.	1,525	557,281
Watsco, Inc.	1,159	283,943
Westinghouse Air Brake Technologies Corp.	6,348	422,459
Woodward, Inc.	2,011	172,323
Xylem, Inc.	6,299	505,054
		62,766,027

Commercial & Professional Services 0.9%
ADT, Inc.	3,570	38,020
ASGN, Inc. *	1,876	134,641
Cintas Corp.	2,961	986,724
Clean Harbors, Inc. *	1,759	107,475
Copart, Inc. *	7,258	749,897
CoStar Group, Inc. *	1,383	1,173,614
Equifax, Inc.	4,268	718,176
FTI Consulting, Inc. *	1,309	150,221
IAA, Inc. *	4,669	244,282
IHS Markit Ltd.	13,995	1,118,480
ManpowerGroup, Inc.	2,043	149,772
MSA Safety, Inc.	1,243	156,556
Nielsen Holdings plc	12,449	190,221
Republic Services, Inc.	7,353	681,770
Robert Half International, Inc.	4,008	213,226
Rollins, Inc.	4,927	271,675
Stericycle, Inc. *	3,228	206,947
Security	Number of Shares	Value ($)
Tetra Tech, Inc.	1,921	177,327
The Brink's Co.	1,800	87,048
TransUnion	6,679	579,203
TriNet Group, Inc. *	1,469	99,657
Verisk Analytics, Inc.	5,702	1,064,392
Waste Management, Inc.	13,666	1,557,924
		10,857,248

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,758	170,693
Capri Holdings Ltd. *	5,249	83,144
Carter's, Inc.	1,539	122,535
Columbia Sportswear Co.	982	84,030
D.R. Horton, Inc.	11,624	829,605
Deckers Outdoor Corp. *	980	199,793
Garmin Ltd.	5,100	528,411
Hanesbrands, Inc.	12,255	187,379
Hasbro, Inc.	4,487	354,204
Helen of Troy Ltd. *	888	183,656
Leggett & Platt, Inc.	4,700	192,700
Lennar Corp., Class A	9,650	722,013
Lululemon Athletica, Inc. *	4,025	1,512,072
Mattel, Inc. *	12,382	133,045
Mohawk Industries, Inc. *	2,104	194,262
Newell Brands, Inc.	13,421	214,468
NIKE, Inc., Class B	43,595	4,877,845
NVR, Inc. *	121	504,369
Polaris, Inc.	2,016	203,697
PulteGroup, Inc.	8,917	397,609
PVH Corp.	2,486	138,619
Ralph Lauren Corp.	1,674	115,221
Skechers U.S.A., Inc., Class A *	4,821	143,907
Tapestry, Inc.	9,661	142,306
Tempur Sealy International, Inc. *	1,499	128,224
Toll Brothers, Inc.	4,055	171,202
Under Armour, Inc., Class A *	6,543	64,187
Under Armour, Inc., Class C *	6,730	59,560
VF Corp.	11,231	738,438
Whirlpool Corp.	2,188	388,851
		13,786,045

Consumer Services 1.7%
Aramark	8,891	245,036
Bright Horizons Family Solutions, Inc. *	2,030	270,010
Caesars Entertainment, Inc. *	5,373	246,083
Carnival Corp.	16,944	279,237
Chegg, Inc. *	4,131	304,620
Chipotle Mexican Grill, Inc. *	899	1,177,942
Choice Hotels International, Inc.	1,122	111,403
Churchill Downs, Inc.	1,242	217,052
Cracker Barrel Old Country Store, Inc.	822	109,910
Darden Restaurants, Inc.	4,538	393,309
Domino's Pizza, Inc.	1,376	562,729
Dunkin' Brands Group, Inc.	2,854	217,132
frontdoor, Inc. *	3,054	133,063
Grand Canyon Education, Inc. *	1,682	158,175
H&R Block, Inc.	6,818	98,861
Hilton Worldwide Holdings, Inc.	9,753	881,281
Las Vegas Sands Corp.	11,787	597,719
Marriott International, Inc., Class A	9,492	976,822
Marriott Vacations Worldwide Corp.	1,253	118,622
McDonald's Corp.	26,139	5,581,199
MGM Resorts International	17,363	390,668
Norwegian Cruise Line Holdings Ltd. *	9,605	164,342
Planet Fitness, Inc., Class A *	2,763	167,963
Royal Caribbean Cruises Ltd.	6,069	417,790

22
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Service Corp. International	6,262	285,860
ServiceMaster Global Holdings, Inc. *	4,648	185,455
Starbucks Corp.	41,032	3,465,973
Texas Roadhouse, Inc.	2,268	142,861
The Wendy's Co.	6,135	128,467
Vail Resorts, Inc.	1,420	309,091
Wyndham Destinations, Inc.	2,993	86,767
Wyndham Hotels & Resorts, Inc.	3,239	169,594
Wynn Resorts Ltd.	3,417	298,817
Yum! Brands, Inc.	10,604	1,016,393
		19,910,246

Diversified Financials 4.5%
Affiliated Managers Group, Inc.	1,657	113,753
AGNC Investment Corp.	19,817	279,618
Ally Financial, Inc.	13,099	299,705
American Express Co.	23,196	2,356,482
Ameriprise Financial, Inc.	4,304	674,867
Annaly Capital Management, Inc.	50,191	368,904
Berkshire Hathaway, Inc., Class B *	68,328	14,898,237
BlackRock, Inc.	5,420	3,220,510
Blackstone Mortgage Trust, Inc., Class A	5,084	120,847
Capital One Financial Corp.	15,968	1,102,271
Cboe Global Markets, Inc.	3,849	353,300
Chimera Investment Corp.	6,885	61,208
CME Group, Inc.	12,601	2,216,138
Credit Acceptance Corp. *	460	177,928
Discover Financial Services	10,783	572,362
E*TRADE Financial Corp.	7,779	420,844
Eaton Vance Corp.	4,035	165,516
Equitable Holdings, Inc.	14,274	302,466
FactSet Research Systems, Inc.	1,336	468,134
Franklin Resources, Inc.	9,692	204,114
Interactive Brokers Group, Inc., Class A	2,670	141,563
Intercontinental Exchange, Inc.	19,267	2,046,733
Invesco Ltd.	13,048	133,090
Janus Henderson Group plc	5,456	113,048
Jefferies Financial Group, Inc.	7,971	139,811
Lazard Ltd., Class A	3,897	123,418
LendingTree, Inc. *	266	82,178
LPL Financial Holdings, Inc.	2,760	226,762
MarketAxess Holdings, Inc.	1,331	646,786
Moody's Corp.	5,669	1,670,314
Morgan Stanley	42,114	2,200,878
Morningstar, Inc.	716	114,667
MSCI, Inc.	2,986	1,114,584
Nasdaq, Inc.	4,049	544,267
New Residential Investment Corp.	14,379	111,294
Northern Trust Corp.	7,342	601,236
OneMain Holdings, Inc.	2,714	78,923
Raymond James Financial, Inc.	4,314	326,656
S&P Global, Inc.	8,471	3,103,944
Santander Consumer USA Holdings, Inc.	3,335	57,395
SEI Investments Co.	4,395	230,122
Starwood Property Trust, Inc.	9,833	153,395
State Street Corp.	12,390	843,635
Stifel Financial Corp.	2,392	121,298
Synchrony Financial	18,898	468,859
T. Rowe Price Group, Inc.	8,015	1,115,768
TD Ameritrade Holding Corp.	9,313	357,433
The Bank of New York Mellon Corp.	28,387	1,049,751
The Blackstone Group, Inc., Class A	23,497	1,244,166
The Charles Schwab Corp. (a)	39,990	1,420,845
The Goldman Sachs Group, Inc.	10,877	2,228,371
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	9,395	51,203
Voya Financial, Inc.	4,432	230,065
		51,469,662

Energy 2.2%
Apache Corp.	13,103	193,924
Baker Hughes Co.	23,076	329,525
Cabot Oil & Gas Corp.	14,019	265,940
Cheniere Energy, Inc. *	8,027	417,805
Chevron Corp.	65,685	5,512,942
Cimarex Energy Co.	3,557	98,813
Concho Resources, Inc.	6,902	358,766
ConocoPhillips	37,761	1,430,764
Continental Resources, Inc.	2,946	50,612
CVR Energy, Inc.	1,055	17,608
Devon Energy Corp.	13,595	147,778
Diamondback Energy, Inc.	5,532	215,527
EOG Resources, Inc.	20,547	931,601
Exxon Mobil Corp.	148,558	5,933,407
Halliburton Co.	30,973	501,143
Helmerich & Payne, Inc.	3,726	61,405
Hess Corp.	9,191	423,154
HollyFrontier Corp.	5,169	123,384
Kinder Morgan, Inc.	68,338	944,431
Marathon Oil Corp.	27,896	147,291
Marathon Petroleum Corp.	22,902	812,105
Murphy Oil Corp.	5,075	69,731
National Oilwell Varco, Inc.	13,537	162,444
Noble Energy, Inc.	16,831	167,468
Occidental Petroleum Corp.	31,774	404,801
ONEOK, Inc.	15,425	423,879
Parsley Energy, Inc., Class A	10,852	116,659
PBF Energy, Inc., Class A	3,562	30,491
Phillips 66	15,315	895,468
Pioneer Natural Resources Co.	5,787	601,443
Schlumberger N.V.	48,678	925,369
Targa Resources Corp.	8,116	138,053
TechnipFMC plc	14,840	114,268
The Williams Cos., Inc.	42,748	887,449
Transocean Ltd. *	20,186	24,627
Valero Energy Corp.	14,288	751,406
WPX Energy, Inc. *	14,406	80,097
		24,711,578

Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	1,277	227,114
Costco Wholesale Corp.	15,529	5,398,812
Performance Food Group Co. *	4,720	172,327
Sysco Corp.	17,866	1,074,461
The Kroger Co.	27,686	987,837
US Foods Holding Corp. *	7,685	187,130
Walgreens Boots Alliance, Inc.	25,952	986,695
Walmart, Inc.	49,766	6,910,009
		15,944,385

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	65,305	2,856,441
Archer-Daniels-Midland Co.	19,443	870,269
Beyond Meat, Inc. *	354	48,091
Brown-Forman Corp., Class B	6,440	471,215
Bunge Ltd.	5,045	230,153
Campbell Soup Co.	5,899	310,346
Conagra Brands, Inc.	17,142	657,567
Constellation Brands, Inc., Class A	5,905	1,089,354
Darling Ingredients, Inc. *	5,837	186,609

23
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Flowers Foods, Inc.	6,812	166,621
General Mills, Inc.	21,268	1,360,089
Hormel Foods Corp.	9,862	502,765
Ingredion, Inc.	2,385	191,849
Kellogg Co.	8,755	620,817
Keurig Dr Pepper, Inc.	16,312	486,587
Lamb Weston Holdings, Inc.	5,153	323,866
Lancaster Colony Corp.	714	126,892
McCormick & Co., Inc. Non-Voting Shares	4,346	896,145
Molson Coors Beverage Co., Class B	6,668	250,983
Mondelez International, Inc., Class A	50,124	2,928,244
Monster Beverage Corp. *	13,137	1,101,669
PepsiCo, Inc.	48,771	6,830,866
Philip Morris International, Inc.	54,706	4,364,992
Pilgrim's Pride Corp. *	1,813	29,008
Post Holdings, Inc. *	2,247	197,781
Sanderson Farms, Inc.	686	80,235
Seaboard Corp.	10	26,830
The Coca-Cola Co.	135,832	6,727,759
The Hershey Co.	5,185	770,698
The J.M. Smucker Co.	3,997	480,359
The Kraft Heinz Co.	21,817	764,468
Tyson Foods, Inc., Class A	10,367	651,048
		36,600,616

Health Care Equipment & Services 6.3%
Abbott Laboratories	62,165	6,805,203
ABIOMED, Inc. *	1,584	487,270
Align Technology, Inc. *	2,518	747,796
Amedisys, Inc. *	1,132	273,831
AmerisourceBergen Corp.	5,226	507,079
Anthem, Inc.	8,858	2,493,704
Baxter International, Inc.	17,876	1,556,463
Becton Dickinson & Co.	10,356	2,514,126
Boston Scientific Corp. *	50,270	2,062,075
Cardinal Health, Inc.	10,253	520,442
Centene Corp. *	20,385	1,250,008
Cerner Corp.	10,749	788,654
Chemed Corp.	559	289,065
Cigna Corp.	12,967	2,299,957
CVS Health Corp.	45,936	2,853,544
Danaher Corp.	22,119	4,566,910
DaVita, Inc. *	2,997	260,020
DENTSPLY SIRONA, Inc.	7,756	348,012
DexCom, Inc. *	3,246	1,380,881
Edwards Lifesciences Corp. *	21,803	1,871,570
Encompass Health Corp.	3,460	225,730
Globus Medical, Inc., Class A *	2,698	152,491
Guardant Health, Inc. *	1,796	171,518
Haemonetics Corp. *	1,776	159,236
HCA Healthcare, Inc.	9,260	1,256,767
HealthEquity, Inc. *	2,665	153,184
Henry Schein, Inc. *	5,005	332,532
Hill-Rom Holdings, Inc.	2,319	217,499
Hologic, Inc. *	9,074	541,899
Humana, Inc.	4,648	1,929,710
ICU Medical, Inc. *	677	135,562
IDEXX Laboratories, Inc. *	2,984	1,166,923
Insulet Corp. *	2,297	501,320
Integra LifeSciences Holdings Corp. *	2,445	116,847
Intuitive Surgical, Inc. *	4,098	2,994,982
Laboratory Corp. of America Holdings *	3,423	601,592
LHC Group, Inc. *	1,039	216,569
Masimo Corp. *	1,743	390,432
McKesson Corp.	5,698	874,301
Medtronic plc	47,154	5,067,640
Molina Healthcare, Inc. *	2,084	385,478
Security	Number of Shares	Value ($)
NuVasive, Inc. *	1,782	92,896
Penumbra, Inc. *	1,153	241,150
Quest Diagnostics, Inc.	4,692	521,938
ResMed, Inc.	5,082	918,724
STERIS plc	2,971	474,290
Stryker Corp.	11,336	2,246,342
Tandem Diabetes Care, Inc. *	1,994	224,764
Teladoc Health, Inc. *	2,608	562,520
Teleflex, Inc.	1,630	640,509
Tenet Healthcare Corp. *	3,602	101,504
The Cooper Cos., Inc.	1,727	542,934
UnitedHealth Group, Inc.	33,338	10,419,792
Universal Health Services, Inc., Class B	2,737	302,028
Varian Medical Systems, Inc. *	3,179	552,097
Veeva Systems, Inc., Class A *	4,730	1,335,137
West Pharmaceutical Services, Inc.	2,595	736,876
Wright Medical Group N.V. *	4,574	138,272
Zimmer Biomet Holdings, Inc.	7,270	1,024,198
		72,544,793

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	8,661	829,984
Colgate-Palmolive Co.	30,131	2,388,183
Coty, Inc., Class A	10,455	37,429
Herbalife Nutrition Ltd. *	2,927	143,862
Kimberly-Clark Corp.	11,974	1,889,018
The Clorox Co.	4,393	981,835
The Estee Lauder Cos., Inc., Class A	7,890	1,749,371
The Procter & Gamble Co.	86,992	12,033,603
		20,053,285

Insurance 2.0%
Aflac, Inc.	25,259	917,407
Alleghany Corp.	499	276,725
American Financial Group, Inc.	2,669	178,423
American International Group, Inc.	30,177	879,358
Aon plc, Class A	8,106	1,621,119
Arch Capital Group Ltd. *	14,278	450,328
Arthur J. Gallagher & Co.	6,680	703,404
Assurant, Inc.	2,073	251,994
Assured Guaranty Ltd.	3,049	65,401
Athene Holding Ltd., Class A *	4,142	151,432
Axis Capital Holdings Ltd.	3,023	144,378
Brighthouse Financial, Inc. *	3,282	99,642
Brown & Brown, Inc.	8,322	386,141
Chubb Ltd.	15,865	1,983,125
Cincinnati Financial Corp.	5,313	421,905
CNA Financial Corp.	925	29,757
Erie Indemnity Co., Class A	656	140,017
Everest Re Group Ltd.	1,398	307,672
Fidelity National Financial, Inc.	10,094	331,386
First American Financial Corp.	3,861	202,973
Globe Life, Inc.	3,422	282,247
Kemper Corp.	2,185	169,687
Lincoln National Corp.	6,770	244,058
Loews Corp.	8,510	305,169
Markel Corp. *	481	522,765
Marsh & McLennan Cos., Inc.	17,950	2,062,634
MetLife, Inc.	27,239	1,047,612
Old Republic International Corp.	10,011	161,277
Primerica, Inc.	1,443	180,159
Principal Financial Group, Inc.	8,929	376,000
Prudential Financial, Inc.	13,817	936,378
Reinsurance Group of America, Inc.	2,395	219,574
RenaissanceRe Holdings Ltd.	1,761	323,566
RLI Corp.	1,385	129,899

24
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Selective Insurance Group, Inc.	2,094	125,242
The Allstate Corp.	11,055	1,028,115
The Hanover Insurance Group, Inc.	1,359	139,284
The Hartford Financial Services Group, Inc.	12,550	507,647
The Progressive Corp.	20,598	1,957,634
The Travelers Cos., Inc.	8,903	1,033,104
Unum Group	7,101	131,226
W.R. Berkley Corp.	4,963	307,954
Willis Towers Watson plc	4,520	928,996
		22,662,814

Materials 2.5%
Air Products and Chemicals, Inc.	7,761	2,268,230
Albemarle Corp.	3,750	341,288
Alcoa Corp. *	6,420	93,860
Amcor plc	55,437	613,133
AptarGroup, Inc.	2,274	269,219
Arconic Corp. *	3,394	75,517
Ashland Global Holdings, Inc.	2,093	154,233
Avery Dennison Corp.	2,903	334,977
Axalta Coating Systems Ltd. *	7,452	177,730
Ball Corp.	11,475	922,246
Berry Global Group, Inc. *	4,691	241,774
Celanese Corp.	4,151	419,874
CF Industries Holdings, Inc.	7,592	247,727
Corteva, Inc.	26,255	749,580
Crown Holdings, Inc. *	4,735	363,885
Dow, Inc.	26,084	1,176,910
DuPont de Nemours, Inc.	25,841	1,440,894
Eagle Materials, Inc.	1,446	118,239
Eastman Chemical Co.	4,732	345,957
Ecolab, Inc.	8,676	1,709,866
FMC Corp.	4,538	484,931
Freeport-McMoRan, Inc.	51,101	797,687
Graphic Packaging Holding Co.	9,811	137,158
Huntsman Corp.	6,765	146,259
International Flavors & Fragrances, Inc.	3,751	464,336
International Paper Co.	13,846	502,194
Linde plc	18,465	4,611,449
LyondellBasell Industries N.V., Class A	9,036	591,677
Martin Marietta Materials, Inc.	2,197	445,705
NewMarket Corp.	253	94,240
Newmont Corp.	28,247	1,900,458
Nucor Corp.	10,554	479,785
Packaging Corp. of America	3,330	337,129
PPG Industries, Inc.	8,295	998,718
Reliance Steel & Aluminum Co.	2,231	233,965
Royal Gold, Inc.	2,311	315,036
RPM International, Inc.	4,512	382,482
Sealed Air Corp.	5,535	217,526
Sonoco Products Co.	3,512	186,241
Steel Dynamics, Inc.	7,319	216,057
The Mosaic Co.	12,149	221,476
The Scotts Miracle-Gro Co.	1,398	235,605
The Sherwin-Williams Co.	2,839	1,905,111
Valvoline, Inc.	6,392	130,397
Vulcan Materials Co.	4,650	558,000
W.R. Grace & Co.	1,997	81,298
Westlake Chemical Corp.	1,169	69,345
Westrock Co.	9,040	274,183
		29,083,587

Media & Entertainment 8.8%
Activision Blizzard, Inc.	27,082	2,261,889
Alphabet, Inc., Class A *	10,543	17,180,135
Alphabet, Inc., Class C *	10,280	16,799,370
Security	Number of Shares	Value ($)
Altice USA, Inc., Class A *	9,551	263,417
Cable One, Inc.	185	340,461
Charter Communications, Inc., Class A *	5,291	3,257,192
Cinemark Holdings, Inc.	3,696	54,146
Comcast Corp., Class A	160,065	7,172,513
Discovery, Inc., Class A *	5,543	122,306
Discovery, Inc., Class C *	11,207	223,804
DISH Network Corp., Class A *	9,051	321,492
Electronic Arts, Inc. *	10,151	1,415,760
Facebook, Inc., Class A *	84,530	24,784,196
Fox Corp., Class A	12,035	335,295
Fox Corp., Class B	5,626	156,403
IAC/InterActiveCorp *	2,535	337,130
Liberty Broadband Corp., Class C *	5,386	754,525
Liberty Media Corp. - Liberty Formula One, Class C *	7,194	280,422
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,906	105,517
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,836	210,067
Live Nation Entertainment, Inc. *	4,993	283,602
Madison Square Garden Entertainment Corp. *	596	44,801
Madison Square Garden Sports Corp. *	596	97,744
Match Group, Inc. *	7,583	846,869
Netflix, Inc. *	15,462	8,188,057
News Corp., Class A	13,676	206,781
Nexstar Media Group, Inc., Class A	1,601	153,712
Omnicom Group, Inc.	7,586	410,327
Pinterest, Inc., Class A *	3,989	146,755
Roku, Inc. *	3,205	556,003
Sirius XM Holdings, Inc.	47,883	281,073
Snap, Inc., Class A *	28,917	653,235
Take-Two Interactive Software, Inc. *	3,998	684,418
TEGNA, Inc.	7,557	94,614
The Interpublic Group of Cos., Inc.	13,733	243,898
The New York Times Co., Class A	5,053	218,946
The Walt Disney Co.	63,482	8,371,371
TripAdvisor, Inc.	3,628	84,786
Twitter, Inc. *	27,646	1,121,875
ViacomCBS, Inc., Class B	19,094	531,768
Zillow Group, Inc., Class C *	4,884	418,852
Zynga, Inc., Class A *	33,678	305,123
		100,320,650

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	61,979	5,935,729
ACADIA Pharmaceuticals, Inc. *	4,012	158,835
Agilent Technologies, Inc.	10,870	1,091,565
Alexion Pharmaceuticals, Inc. *	7,780	888,632
Allakos, Inc. *	837	74,978
Alnylam Pharmaceuticals, Inc. *	3,987	528,836
Amgen, Inc.	20,675	5,237,391
Arrowhead Pharmaceuticals, Inc. *	3,512	148,347
Avantor, Inc. *	15,603	352,160
Bio-Rad Laboratories, Inc., Class A *	755	383,985
Bio-Techne Corp.	1,348	344,360
Biogen, Inc. *	5,733	1,649,040
BioMarin Pharmaceutical, Inc. *	6,377	497,597
Bluebird Bio, Inc. *	2,238	132,713
Blueprint Medicines Corp. *	1,914	148,201
Bridgebio Pharma, Inc. *	730	21,798
Bristol-Myers Squibb Co.	79,565	4,948,943
Bruker Corp.	3,584	150,600
Catalent, Inc. *	5,692	526,510

25
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	1,736	380,097
Elanco Animal Health, Inc. *	14,042	408,061
Eli Lilly and Co.	29,595	4,391,602
Exact Sciences Corp. *	5,000	376,450
Exelixis, Inc. *	10,690	237,532
FibroGen, Inc. *	2,759	123,686
Gilead Sciences, Inc.	44,078	2,942,206
Global Blood Therapeutics, Inc. *	2,101	131,901
Horizon Therapeutics plc *	7,110	534,103
Illumina, Inc. *	5,158	1,842,541
Immunomedics, Inc. *	7,318	326,090
Incyte Corp. *	6,342	611,052
Intercept Pharmaceuticals, Inc. *	910	45,391
Ionis Pharmaceuticals, Inc. *	4,406	240,127
IQVIA Holdings, Inc. *	6,246	1,022,782
Jazz Pharmaceuticals plc *	1,929	259,238
Johnson & Johnson	92,612	14,207,607
Merck & Co., Inc.	88,703	7,563,705
Mettler-Toledo International, Inc. *	838	813,514
Mirati Therapeutics, Inc. *	1,338	199,857
Moderna, Inc. *	10,386	673,948
Mylan N.V. *	18,275	299,344
Nektar Therapeutics *	6,153	118,999
Neurocrine Biosciences, Inc. *	3,252	378,598
PerkinElmer, Inc.	3,905	459,697
Perrigo Co., plc	4,775	249,733
Pfizer, Inc.	195,196	7,376,457
PRA Health Sciences, Inc. *	2,235	238,944
Reata Pharmaceuticals, Inc., Class A *	930	97,604
Regeneron Pharmaceuticals, Inc. *	3,542	2,195,792
Repligen Corp. *	1,652	255,911
Sage Therapeutics, Inc. *	1,766	92,609
Sarepta Therapeutics, Inc. *	2,594	379,813
Seattle Genetics, Inc. *	4,081	646,186
Syneos Health, Inc. *	2,203	139,009
Thermo Fisher Scientific, Inc.	13,883	5,955,529
United Therapeutics Corp. *	1,569	167,820
Vertex Pharmaceuticals, Inc. *	9,129	2,548,086
Waters Corp. *	2,173	469,933
Zoetis, Inc.	16,697	2,673,190
		85,294,964

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	4,433	746,429
American Campus Communities, Inc.	4,810	163,059
American Homes 4 Rent, Class A	8,916	255,354
American Tower Corp.	15,585	3,883,003
Americold Realty Trust	7,047	270,252
Apartment Investment & Management Co., Class A	5,258	189,446
AvalonBay Communities, Inc.	4,954	783,029
Boston Properties, Inc.	5,081	441,386
Brixmor Property Group, Inc.	10,325	121,835
Camden Property Trust	3,380	307,377
CBRE Group, Inc., Class A *	11,784	554,202
CoreSite Realty Corp.	1,405	172,042
Cousins Properties, Inc.	5,217	155,727
Crown Castle International Corp.	14,648	2,391,286
CubeSmart	6,755	213,593
CyrusOne, Inc.	4,060	339,132
Digital Realty Trust, Inc.	9,440	1,469,336
Douglas Emmett, Inc.	5,731	160,010
Duke Realty Corp.	12,863	495,869
EastGroup Properties, Inc.	1,385	184,427
EPR Properties	2,714	87,689
Equinix, Inc.	3,107	2,453,846
Security	Number of Shares	Value ($)
Equity Commonwealth	4,217	132,372
Equity LifeStyle Properties, Inc.	6,373	422,466
Equity Residential	12,230	690,383
Essex Property Trust, Inc.	2,293	496,457
Extra Space Storage, Inc.	4,545	484,270
Federal Realty Investment Trust	2,506	198,575
First Industrial Realty Trust, Inc.	4,454	189,963
Gaming & Leisure Properties, Inc.	7,312	265,791
Healthcare Realty Trust, Inc.	4,795	138,336
Healthcare Trust of America, Inc., Class A	7,698	203,150
Healthpeak Properties, Inc.	18,968	524,276
Highwoods Properties, Inc.	3,697	137,750
Host Hotels & Resorts, Inc.	24,779	278,268
Hudson Pacific Properties, Inc.	5,385	126,440
Invitation Homes, Inc.	19,136	547,864
Iron Mountain, Inc.	10,048	302,344
JBG SMITH Properties	4,129	114,249
Jones Lang LaSalle, Inc.	1,814	186,915
Kilroy Realty Corp.	3,722	217,811
Kimco Realty Corp.	15,236	182,680
Lamar Advertising Co., Class A	3,043	210,667
Life Storage, Inc.	1,662	175,225
Medical Properties Trust, Inc.	18,609	345,755
Mid-America Apartment Communities, Inc.	4,031	472,111
National Retail Properties, Inc.	6,033	213,810
Omega Healthcare Investors, Inc.	7,999	247,729
Outfront Media, Inc.	4,996	84,582
Park Hotels & Resorts, Inc.	8,384	79,564
Prologis, Inc.	25,962	2,644,489
PS Business Parks, Inc.	696	87,835
Public Storage	5,277	1,120,835
Rayonier, Inc.	4,850	142,008
Realty Income Corp.	12,100	750,563
Regency Centers Corp.	5,980	237,466
Rexford Industrial Realty, Inc.	4,316	207,082
Ryman Hospitality Properties, Inc.	1,998	76,244
Sabra Health Care REIT, Inc.	7,336	108,793
SBA Communications Corp.	3,912	1,197,346
Service Properties Trust	5,661	46,477
Simon Property Group, Inc.	10,781	731,491
SL Green Realty Corp.	2,698	126,158
Spirit Realty Capital, Inc.	3,630	128,901
STAG Industrial, Inc.	5,162	166,733
STORE Capital Corp.	7,830	211,723
Sun Communities, Inc.	3,464	516,413
The Howard Hughes Corp. *	1,610	95,167
UDR, Inc.	10,297	358,439
Ventas, Inc.	13,129	541,046
VEREIT, Inc.	38,025	255,528
VICI Properties, Inc.	16,491	368,409
Vornado Realty Trust	5,536	198,355
Weingarten Realty Investors	4,158	72,640
Welltower, Inc.	14,707	845,947
Weyerhaeuser Co.	26,340	798,365
WP Carey, Inc.	6,044	419,272
		35,961,857

Retailing 7.9%
Aaron's, Inc.	2,323	129,832
Advance Auto Parts, Inc.	2,436	380,771
Amazon.com, Inc. *	14,728	50,825,739
AutoNation, Inc. *	2,084	118,496
AutoZone, Inc. *	818	978,582
Best Buy Co., Inc.	7,991	886,282
Booking Holdings, Inc. *	1,437	2,745,317
Burlington Stores, Inc. *	2,303	453,530
CarMax, Inc. *	5,705	610,036

26
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Carvana Co. *	1,938	418,530
Dollar General Corp.	8,853	1,787,244
Dollar Tree, Inc. *	8,349	803,758
eBay, Inc.	23,210	1,271,444
Etsy, Inc. *	4,182	500,585
Expedia Group, Inc.	4,765	467,685
Five Below, Inc. *	1,946	212,990
Floor & Decor Holdings, Inc., Class A *	2,694	197,309
Foot Locker, Inc.	3,679	111,584
Genuine Parts Co.	5,066	478,433
GrubHub, Inc. *	3,255	235,499
Kohl's Corp.	5,456	116,540
L Brands, Inc.	8,238	242,197
LKQ Corp. *	10,705	339,777
Lowe's Cos., Inc.	26,540	4,370,873
Macy's, Inc.	10,661	74,307
Nordstrom, Inc.	3,931	62,896
O'Reilly Automotive, Inc. *	2,607	1,213,897
Penske Automotive Group, Inc.	1,127	53,161
Pool Corp.	1,403	459,960
RH *	582	192,380
Ross Stores, Inc.	12,501	1,138,591
Target Corp.	17,578	2,657,969
The Gap, Inc.	7,447	129,503
The Home Depot, Inc.	37,793	10,772,517
The TJX Cos., Inc.	42,120	2,307,755
Tiffany & Co.	3,835	469,787
Tractor Supply Co.	4,070	605,738
Ulta Beauty, Inc. *	1,973	458,091
Wayfair, Inc., Class A *	2,374	704,033
Williams-Sonoma, Inc.	2,739	240,375
		90,223,993

Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc. *	41,139	3,736,244
Analog Devices, Inc.	12,913	1,509,271
Applied Materials, Inc.	32,267	1,987,647
Broadcom, Inc.	14,060	4,880,929
Cabot Microelectronics Corp.	1,026	156,250
Cirrus Logic, Inc. *	2,019	122,331
Cree, Inc. *	3,817	240,853
Enphase Energy, Inc. *	2,873	221,882
Entegris, Inc.	4,729	316,323
First Solar, Inc. *	2,656	203,423
Inphi Corp. *	1,687	192,284
Intel Corp.	148,867	7,584,774
KLA Corp.	5,456	1,119,244
Lam Research Corp.	5,093	1,712,980
Marvell Technology Group Ltd.	23,246	901,480
Maxim Integrated Products, Inc.	9,380	641,967
Microchip Technology, Inc.	8,637	947,479
Micron Technology, Inc. *	39,095	1,779,213
MKS Instruments, Inc.	1,910	228,302
Monolithic Power Systems, Inc.	1,461	390,277
NVIDIA Corp.	21,625	11,568,942
ON Semiconductor Corp. *	14,417	308,091
Qorvo, Inc. *	4,034	517,441
QUALCOMM, Inc.	39,516	4,706,356
Silicon Laboratories, Inc. *	1,552	158,940
Skyworks Solutions, Inc.	5,856	848,242
SolarEdge Technologies, Inc. *	1,740	384,801
Teradyne, Inc.	5,821	494,610
Texas Instruments, Inc.	32,257	4,585,333
Universal Display Corp.	1,501	263,426
Xilinx, Inc.	8,545	890,047
		53,599,382

Security	Number of Shares	Value ($)
Software & Services 15.4%
Accenture plc, Class A	22,383	5,370,353
ACI Worldwide, Inc. *	4,067	119,488
Adobe, Inc. *	16,939	8,696,313
Akamai Technologies, Inc. *	5,698	663,418
Alliance Data Systems Corp.	1,523	68,703
Alteryx, Inc., Class A *	1,744	210,728
Amdocs Ltd.	4,671	286,005
Anaplan, Inc. *	3,125	191,406
ANSYS, Inc. *	3,017	1,022,793
Aspen Technology, Inc. *	2,371	301,188
Autodesk, Inc. *	7,701	1,892,136
Automatic Data Processing, Inc.	15,104	2,100,815
Avalara, Inc. *	2,536	335,792
Black Knight, Inc. *	5,262	442,534
Blackbaud, Inc.	1,745	111,418
Booz Allen Hamilton Holding Corp.	4,826	424,978
Broadridge Financial Solutions, Inc.	4,021	552,485
CACI International, Inc., Class A *	881	206,321
Cadence Design Systems, Inc. *	9,791	1,085,920
CDK Global, Inc.	4,240	197,669
Ceridian HCM Holding, Inc. *	3,823	304,005
Citrix Systems, Inc.	4,084	592,997
Cognizant Technology Solutions Corp., Class A	19,017	1,271,477
Cornerstone OnDemand, Inc. *	1,940	68,424
Coupa Software, Inc. *	2,337	765,928
DocuSign, Inc. *	4,561	1,017,103
Dropbox, Inc., Class A *	7,859	166,375
DXC Technology Co.	8,972	179,261
Dynatrace, Inc. *	6,411	283,559
Elastic N.V. *	1,168	126,821
Envestnet, Inc. *	1,871	155,274
EPAM Systems, Inc. *	1,943	635,555
Euronet Worldwide, Inc. *	1,826	188,772
Fair Isaac Corp. *	1,022	430,047
Fidelity National Information Services, Inc.	21,704	3,274,048
FireEye, Inc. *	7,847	115,194
Fiserv, Inc. *	19,765	1,968,199
Five9, Inc. *	2,180	277,819
FleetCor Technologies, Inc. *	2,946	740,772
Fortinet, Inc. *	4,732	624,648
Gartner, Inc. *	3,132	406,596
Genpact Ltd.	5,422	228,700
Global Payments, Inc.	10,513	1,856,806
GoDaddy, Inc., Class A *	5,802	485,511
Guidewire Software, Inc. *	2,888	324,351
HubSpot, Inc. *	1,441	431,839
International Business Machines Corp.	31,227	3,850,601
Intuit, Inc.	9,160	3,163,772
j2 Global, Inc. *	1,590	111,284
Jack Henry & Associates, Inc.	2,692	445,311
KBR, Inc.	4,920	122,951
Leidos Holdings, Inc.	4,665	422,136
Manhattan Associates, Inc. *	2,213	215,214
Mastercard, Inc., Class A	31,069	11,128,605
MAXIMUS, Inc.	2,152	166,888
Medallia, Inc. *	972	35,177
Microsoft Corp.	266,592	60,124,494
MongoDB, Inc. *	1,262	295,056
New Relic, Inc. *	1,783	109,530
NortonLifeLock, Inc.	19,063	448,362
Nuance Communications, Inc. *	9,835	294,657
Nutanix, Inc., Class A *	5,344	153,426
Okta, Inc. *	4,093	881,509
Oracle Corp.	73,220	4,189,648
Palo Alto Networks, Inc. *	3,401	875,451

27
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Paychex, Inc.	11,264	861,358
Paycom Software, Inc. *	1,694	507,285
Paylocity Holding Corp. *	1,254	184,652
PayPal Holdings, Inc. *	41,264	8,423,633
Pegasystems, Inc.	1,332	171,122
Perspecta, Inc.	4,784	99,364
Proofpoint, Inc. *	1,994	218,682
PTC, Inc. *	3,677	336,115
Q2 Holdings, Inc. *	1,721	167,436
RealPage, Inc. *	3,042	190,490
RingCentral, Inc., Class A *	2,698	784,497
Sabre Corp.	10,939	76,464
salesforce.com, Inc. *	31,681	8,637,825
Science Applications International Corp.	1,733	144,636
ServiceNow, Inc. *	6,703	3,230,980
Slack Technologies, Inc., Class A *	2,246	73,759
Smartsheet, Inc., Class A *	3,229	176,077
SolarWinds Corp. *	2,255	47,423
Splunk, Inc. *	5,591	1,226,274
Square, Inc., Class A *	12,004	1,915,358
SS&C Technologies Holdings, Inc.	7,844	499,820
Synopsys, Inc. *	5,316	1,176,431
The Trade Desk, Inc., Class A *	1,440	693,072
The Western Union Co.	14,411	339,955
Twilio, Inc., Class A *	4,823	1,301,052
Tyler Technologies, Inc. *	1,399	483,089
Verint Systems, Inc. *	2,196	104,442
VeriSign, Inc. *	3,573	767,480
Visa, Inc., Class A	59,313	12,573,763
VMware, Inc., Class A *	2,805	405,154
WEX, Inc. *	1,527	243,877
Workday, Inc., Class A *	5,737	1,375,216
Zendesk, Inc. *	4,025	387,930
Zoom Video Communications, Inc., Class A *	995	323,475
Zscaler, Inc. *	2,316	331,975
		176,714,777

Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	10,355	1,136,979
Apple, Inc.	572,896	73,926,500
Arista Networks, Inc. *	1,891	422,544
Arrow Electronics, Inc. *	2,760	216,826
Avnet, Inc.	3,493	96,092
CDW Corp.	4,998	568,023
Ciena Corp. *	5,355	304,003
Cisco Systems, Inc.	149,093	6,294,706
Cognex Corp.	6,062	419,430
Coherent, Inc. *	873	98,352
Corning, Inc.	26,647	864,962
Dell Technologies, Inc., Class C *	5,473	361,656
Dolby Laboratories, Inc., Class A	2,282	159,398
F5 Networks, Inc. *	2,125	281,201
FLIR Systems, Inc.	4,547	167,784
Hewlett Packard Enterprise Co.	45,260	437,664
HP, Inc.	50,339	984,127
IPG Photonics Corp. *	1,235	199,737
Jabil, Inc.	4,839	165,252
Juniper Networks, Inc.	11,760	294,000
Keysight Technologies, Inc. *	6,580	648,262
Littelfuse, Inc.	837	151,363
Lumentum Holdings, Inc. *	2,604	223,944
Motorola Solutions, Inc.	5,991	927,107
National Instruments Corp.	4,152	149,015
NCR Corp. *	4,425	90,447
NetApp, Inc.	7,772	368,315
Pure Storage, Inc., Class A *	8,171	124,689
Seagate Technology plc	7,932	380,657
Security	Number of Shares	Value ($)
SYNNEX Corp.	1,466	186,402
TE Connectivity Ltd.	11,622	1,122,685
Trimble, Inc. *	8,787	460,527
Ubiquiti, Inc.	426	77,426
ViaSat, Inc. *	2,020	80,315
Western Digital Corp.	10,540	404,947
Xerox Holdings Corp.	6,489	122,383
Zebra Technologies Corp., Class A *	1,861	533,232
		93,450,952

Telecommunication Services 1.7%
AT&T, Inc.	250,436	7,465,497
CenturyLink, Inc.	34,808	374,186
GCI Liberty, Inc., Class A *	3,343	270,047
Liberty Global plc, Class A *	5,716	133,583
Liberty Global plc, Class C *	13,667	314,478
T-Mobile US, Inc. *	20,472	2,388,673
Verizon Communications, Inc.	145,425	8,619,340
		19,565,804

Transportation 1.8%
Alaska Air Group, Inc.	4,278	166,628
AMERCO	277	98,305
American Airlines Group, Inc.	17,400	227,070
C.H. Robinson Worldwide, Inc.	4,732	465,156
CSX Corp.	26,916	2,057,997
Delta Air Lines, Inc.	19,953	615,550
Expeditors International of Washington, Inc.	5,841	516,286
FedEx Corp.	8,449	1,857,428
J.B. Hunt Transport Services, Inc.	2,967	416,982
JetBlue Airways Corp. *	9,513	109,590
Kansas City Southern	3,344	608,742
Kirby Corp. *	2,100	89,124
Knight-Swift Transportation Holdings, Inc.	4,295	195,251
Landstar System, Inc.	1,359	180,869
Lyft, Inc., Class A *	7,451	221,071
Macquarie Infrastructure Corp.	2,711	75,962
Norfolk Southern Corp.	9,010	1,914,895
Old Dominion Freight Line, Inc.	3,321	671,440
Southwest Airlines Co.	18,915	710,826
Uber Technologies, Inc. *	7,329	246,474
Union Pacific Corp.	23,838	4,587,385
United Airlines Holdings, Inc. *	8,899	320,364
United Parcel Service, Inc., Class B	24,745	4,048,777
XPO Logistics, Inc. *	3,167	279,551
		20,681,723

Utilities 2.8%
ALLETE, Inc.	1,832	98,855
Alliant Energy Corp.	8,784	475,654
Ameren Corp.	8,700	688,257
American Electric Power Co., Inc.	17,382	1,370,223
American Water Works Co., Inc.	6,364	899,488
Atmos Energy Corp.	4,295	428,727
Avangrid, Inc.	1,947	93,534
Black Hills Corp.	2,220	124,498
CenterPoint Energy, Inc.	19,176	384,862
CMS Energy Corp.	10,077	609,558
Consolidated Edison, Inc.	11,758	838,816
Dominion Energy, Inc.	29,481	2,312,490
DTE Energy Co.	6,784	805,057
Duke Energy Corp.	25,793	2,072,210
Edison International	13,319	698,981
Entergy Corp.	7,048	698,739
Essential Utilities, Inc.	7,839	333,157

28
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Evergy, Inc.	8,012	426,399
Eversource Energy	11,835	1,014,378
Exelon Corp.	34,178	1,261,510
FirstEnergy Corp.	18,949	541,752
Hawaiian Electric Industries, Inc.	3,817	132,106
IDACORP, Inc.	1,785	160,471
MDU Resources Group, Inc.	6,961	164,419
National Fuel Gas Co.	3,169	144,633
New Jersey Resources Corp.	3,373	101,662
NextEra Energy, Inc.	17,207	4,803,678
NiSource, Inc.	13,470	298,495
NRG Energy, Inc.	8,565	294,722
OGE Energy Corp.	6,977	222,287
ONE Gas, Inc.	1,875	138,975
Ormat Technologies, Inc.	1,755	106,827
Pinnacle West Capital Corp.	3,949	289,659
PNM Resources, Inc.	2,778	121,343
Portland General Electric Co.	3,075	117,311
PPL Corp.	27,114	749,160
Public Service Enterprise Group, Inc.	17,748	927,156
Sempra Energy	10,296	1,273,100
Southwest Gas Holdings, Inc.	1,947	122,408
Spire, Inc.	1,795	104,487
The AES Corp.	23,316	413,859
The Southern Co.	37,146	1,938,278
UGI Corp.	7,342	253,519
Vistra Corp.	15,662	301,180
WEC Energy Group, Inc.	11,106	1,044,852
Xcel Energy, Inc.	18,475	1,283,551
		31,685,283
Total Common Stock
(Cost $915,233,195)		1,143,058,888

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (b)	425,190	425,190
Total Other Investment Company
(Cost $425,190)		425,190

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	12	2,099,340	62,091
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
29
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Aptiv plc	196,814	16,949,622
Autoliv, Inc.	57,398	4,496,559
BorgWarner, Inc.	151,576	6,152,470
Ford Motor Co.	2,881,153	19,649,464
General Motors Co.	928,772	27,519,514
Gentex Corp.	180,006	4,869,162
Harley-Davidson, Inc.	111,526	3,090,386
Lear Corp.	40,653	4,631,596
Tesla, Inc. *	539,345	268,766,400
		356,125,173

Banks 3.2%
Bank of America Corp.	5,752,381	148,066,287
BOK Financial Corp.	22,864	1,283,585
Citigroup, Inc.	1,532,915	78,362,615
Citizens Financial Group, Inc.	311,488	8,058,195
Comerica, Inc.	101,973	4,030,993
Commerce Bancshares, Inc.	73,734	4,392,334
Cullen/Frost Bankers, Inc.	41,715	2,897,524
East West Bancorp, Inc.	103,563	3,809,047
Fifth Third Bancorp	525,210	10,850,839
First Republic Bank	126,254	14,255,339
Huntington Bancshares, Inc.	748,093	7,039,555
JPMorgan Chase & Co.	2,244,303	224,856,718
KeyCorp	719,218	8,860,766
M&T Bank Corp.	94,542	9,762,407
New York Community Bancorp, Inc.	343,155	3,105,553
People's United Financial, Inc.	312,628	3,307,604
Regions Financial Corp.	703,830	8,136,275
Signature Bank	39,584	3,840,835
SVB Financial Group *	38,003	9,705,206
The PNC Financial Services Group, Inc.	312,595	34,760,564
Truist Financial Corp.	994,019	38,577,877
U.S. Bancorp	1,011,553	36,820,529
Wells Fargo & Co.	2,746,858	66,336,621
Zions Bancorp NA	120,652	3,880,168
		734,997,436

Capital Goods 5.3%
3M Co.	423,369	69,017,614
A.O. Smith Corp.	100,179	4,905,766
Acuity Brands, Inc.	28,914	3,160,011
AGCO Corp.	45,502	3,235,192
Allegion plc	68,292	7,060,710
Allison Transmission Holdings, Inc.	82,975	2,976,313
AMETEK, Inc.	169,160	17,034,412
Carlisle Cos., Inc.	40,406	5,291,166
Carrier Global Corp.	598,515	17,865,673
Caterpillar, Inc.	398,562	56,719,358
Cummins, Inc.	108,592	22,505,692
Deere & Co.	230,408	48,399,504
Donaldson Co., Inc.	92,502	4,658,401
Dover Corp.	106,419	11,689,063
Eaton Corp. plc	294,795	30,098,569
Security	Number of Shares	Value ($)
Emerson Electric Co.	440,352	30,591,253
Fastenal Co.	422,094	20,623,513
Flowserve Corp.	96,592	2,866,851
Fortive Corp.	217,708	15,698,924
Fortune Brands Home & Security, Inc.	102,096	8,584,232
General Dynamics Corp.	171,135	25,559,012
General Electric Co.	6,451,961	40,905,433
Graco, Inc.	122,633	7,115,167
HD Supply Holdings, Inc. *	120,764	4,789,500
HEICO Corp.	29,435	3,235,495
HEICO Corp., Class A	53,437	4,776,199
Hexcel Corp.	62,204	2,450,216
Honeywell International, Inc.	516,491	85,505,085
Howmet Aerospace, Inc.	283,678	4,970,039
Hubbell, Inc.	39,854	5,775,642
Huntington Ingalls Industries, Inc.	29,801	4,515,448
IDEX Corp.	55,662	10,031,962
Illinois Tool Works, Inc.	211,685	41,818,372
Jacobs Engineering Group, Inc.	95,821	8,649,762
Johnson Controls International plc	545,967	22,237,236
L3Harris Technologies, Inc.	159,077	28,751,577
Lennox International, Inc.	25,442	7,132,156
Lincoln Electric Holdings, Inc.	44,280	4,282,319
Lockheed Martin Corp.	181,934	71,001,563
Masco Corp.	194,558	11,342,731
Nordson Corp.	37,725	7,035,335
Northrop Grumman Corp.	114,162	39,113,043
Otis Worldwide Corp.	300,405	18,895,474
Owens Corning	79,190	5,356,412
PACCAR, Inc.	254,331	21,831,773
Parker-Hannifin Corp.	94,747	19,518,829
Pentair plc	123,127	5,557,953
Quanta Services, Inc.	101,169	5,184,911
Raytheon Technologies Corp.	1,082,616	66,039,576
Rockwell Automation, Inc.	85,322	19,669,281
Roper Technologies, Inc.	76,818	32,815,881
Sensata Technologies Holding plc *	116,044	4,832,072
Snap-on, Inc.	40,366	5,985,067
Spirit AeroSystems Holdings, Inc., Class A	75,729	1,556,988
Stanley Black & Decker, Inc.	113,540	18,314,002
Teledyne Technologies, Inc. *	26,907	8,438,304
Textron, Inc.	168,398	6,639,933
The Boeing Co.	394,744	67,824,914
The Middleby Corp. *	41,551	4,067,843
The Toro Co.	78,306	5,894,876
Trane Technologies plc	176,393	20,883,167
TransDigm Group, Inc.	36,926	18,450,814
United Rentals, Inc. *	53,001	9,383,827
W.W. Grainger, Inc.	31,984	11,687,913
Westinghouse Air Brake Technologies Corp.	133,942	8,913,840
Woodward, Inc.	41,042	3,516,889
Xylem, Inc.	132,007	10,584,321
		1,225,820,369

Commercial & Professional Services 0.9%
Cintas Corp.	62,123	20,701,868
Copart, Inc. *	152,241	15,729,540

30
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
CoStar Group, Inc. *	28,964	24,578,850
Equifax, Inc.	89,457	15,052,929
IAA, Inc. *	98,250	5,140,440
IHS Markit Ltd.	294,575	23,542,434
ManpowerGroup, Inc.	43,175	3,165,159
Nielsen Holdings plc	264,999	4,049,185
Republic Services, Inc.	154,539	14,328,856
Robert Half International, Inc.	84,074	4,472,737
Rollins, Inc.	103,198	5,690,338
Stericycle, Inc. *	66,889	4,288,254
TransUnion	139,808	12,124,150
Verisk Analytics, Inc.	119,370	22,282,798
Waste Management, Inc.	286,161	32,622,354
		207,769,892

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	109,380	1,732,579
D.R. Horton, Inc.	243,731	17,395,081
Garmin Ltd.	107,149	11,101,708
Hanesbrands, Inc.	256,071	3,915,326
Hasbro, Inc.	94,512	7,460,777
Leggett & Platt, Inc.	97,917	4,014,597
Lennar Corp., Class A	211,010	15,787,768
Lululemon Athletica, Inc. *	84,265	31,655,833
Mohawk Industries, Inc. *	43,570	4,022,818
Newell Brands, Inc.	285,447	4,561,443
NIKE, Inc., Class B	913,210	102,179,067
NVR, Inc. *	2,550	10,629,267
Polaris, Inc.	42,674	4,311,781
PulteGroup, Inc.	185,287	8,261,947
PVH Corp.	51,715	2,883,628
Ralph Lauren Corp.	34,563	2,378,971
Tapestry, Inc.	201,507	2,968,198
Toll Brothers, Inc.	84,698	3,575,950
Under Armour, Inc., Class A *	137,129	1,345,236
Under Armour, Inc., Class C *	142,889	1,264,568
VF Corp.	235,237	15,466,833
Whirlpool Corp.	46,146	8,201,067
		265,114,443

Consumer Services 1.6%
Aramark	188,587	5,197,458
Bright Horizons Family Solutions, Inc. *	42,978	5,716,504
Carnival Corp.	349,430	5,758,606
Chipotle Mexican Grill, Inc. *	18,963	24,846,840
Darden Restaurants, Inc.	95,366	8,265,371
Domino's Pizza, Inc.	28,793	11,775,185
DraftKings, Inc., Class A *	179,600	6,350,656
Dunkin' Brands Group, Inc.	60,971	4,638,674
H&R Block, Inc.	141,520	2,052,040
Hilton Worldwide Holdings, Inc.	204,601	18,487,746
Las Vegas Sands Corp.	248,315	12,592,054
Marriott International, Inc., Class A	197,378	20,312,170
McDonald's Corp.	547,333	116,866,542
MGM Resorts International	363,907	8,187,907
Norwegian Cruise Line Holdings Ltd. *	201,426	3,446,399
Royal Caribbean Cruises Ltd.	125,452	8,636,116
Service Corp. International	131,211	5,989,782
ServiceMaster Global Holdings, Inc. *	97,025	3,871,298
Starbucks Corp.	860,030	72,646,734
Vail Resorts, Inc.	29,866	6,500,932
Wyndham Hotels & Resorts, Inc.	67,266	3,522,048
Wynn Resorts Ltd.	71,827	6,281,271
Yum! Brands, Inc.	222,498	21,326,433
		383,268,766

Security	Number of Shares	Value ($)
Diversified Financials 4.6%
AGNC Investment Corp.	415,610	5,864,257
Ally Financial, Inc.	277,573	6,350,870
American Express Co.	486,340	49,407,281
Ameriprise Financial, Inc.	90,215	14,145,712
Annaly Capital Management, Inc.	1,052,948	7,739,168
Apollo Global Management, Inc.	151,916	7,120,303
Berkshire Hathaway, Inc., Class B *	1,431,603	312,146,718
BlackRock, Inc.	113,512	67,447,695
Capital One Financial Corp.	333,338	23,010,322
Cboe Global Markets, Inc.	80,435	7,383,129
CME Group, Inc.	264,276	46,478,220
Credit Acceptance Corp. *	9,738	3,766,658
Discover Financial Services	225,762	11,983,447
E*TRADE Financial Corp.	163,008	8,818,733
Eaton Vance Corp.	83,045	3,406,506
Equitable Holdings, Inc.	299,003	6,335,873
FactSet Research Systems, Inc.	28,004	9,812,602
Franklin Resources, Inc.	206,106	4,340,592
Intercontinental Exchange, Inc.	403,499	42,863,699
Invesco Ltd.	273,794	2,792,699
Jefferies Financial Group, Inc.	166,400	2,918,656
KKR & Co., Inc.	412,541	14,777,219
Lazard Ltd., Class A	82,206	2,603,464
MarketAxess Holdings, Inc.	27,923	13,568,903
Moody's Corp.	118,658	34,961,393
Morgan Stanley	883,280	46,160,213
Morningstar, Inc.	14,751	2,362,373
MSCI, Inc.	62,686	23,398,803
Nasdaq, Inc.	85,015	11,427,716
Northern Trust Corp.	153,370	12,559,469
Raymond James Financial, Inc.	89,003	6,739,307
S&P Global, Inc.	177,345	64,982,755
Santander Consumer USA Holdings, Inc.	73,510	1,265,107
SEI Investments Co.	91,260	4,778,374
Starwood Property Trust, Inc.	205,516	3,206,050
State Street Corp.	258,188	17,580,021
Synchrony Financial	395,916	9,822,676
T. Rowe Price Group, Inc.	167,767	23,354,844
TD Ameritrade Holding Corp.	196,140	7,527,853
The Bank of New York Mellon Corp.	594,549	21,986,422
The Blackstone Group, Inc., Class A	491,858	26,043,881
The Carlyle Group, Inc.	84,654	2,184,920
The Charles Schwab Corp. (a)	838,532	29,793,042
The Goldman Sachs Group, Inc.	228,021	46,714,662
Voya Financial, Inc.	93,099	4,832,769
		1,076,765,376

Energy 2.2%
Apache Corp.	282,260	4,177,448
Baker Hughes Co.	485,319	6,930,355
Cabot Oil & Gas Corp.	291,041	5,521,048
Cheniere Energy, Inc. *	168,913	8,791,922
Chevron Corp.	1,374,793	115,386,377
Cimarex Energy Co.	74,510	2,069,888
Concho Resources, Inc.	144,965	7,535,281
ConocoPhillips	787,988	29,856,865
Continental Resources, Inc.	62,871	1,080,124
Devon Energy Corp.	282,597	3,071,829
Diamondback Energy, Inc.	117,695	4,585,397
EOG Resources, Inc.	429,205	19,460,155
Exxon Mobil Corp.	3,115,166	124,419,730
Halliburton Co.	650,456	10,524,378
Helmerich & Payne, Inc.	78,861	1,299,629
Hess Corp.	192,428	8,859,385
HollyFrontier Corp.	108,231	2,583,474

31
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	1,427,195	19,723,835
Marathon Oil Corp.	590,468	3,117,671
Marathon Petroleum Corp.	479,719	17,010,836
National Oilwell Varco, Inc.	283,745	3,404,940
Noble Energy, Inc.	350,468	3,487,157
Occidental Petroleum Corp.	663,796	8,456,761
ONEOK, Inc.	323,033	8,876,947
Parsley Energy, Inc., Class A	225,583	2,425,017
Phillips 66	322,171	18,837,338
Pioneer Natural Resources Co.	121,921	12,671,250
Schlumberger N.V.	1,017,076	19,334,615
Targa Resources Corp.	170,411	2,898,691
TechnipFMC plc	307,693	2,369,236
The Williams Cos., Inc.	892,790	18,534,320
Valero Energy Corp.	300,215	15,788,307
WPX Energy, Inc. *	309,308	1,719,752
		514,809,958

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	325,002	112,990,195
Sysco Corp.	373,669	22,472,454
The Kroger Co.	579,364	20,671,708
US Foods Holding Corp. *	161,349	3,928,848
Walgreens Boots Alliance, Inc.	544,260	20,692,765
Walmart, Inc.	1,043,220	144,851,097
		325,607,067

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	1,369,847	59,917,108
Archer-Daniels-Midland Co.	410,105	18,356,300
Beyond Meat, Inc. *	7,395	1,004,611
Brown-Forman Corp., Class A	41,017	2,726,810
Brown-Forman Corp., Class B	134,926	9,872,535
Bunge Ltd.	105,927	4,832,390
Campbell Soup Co.	123,467	6,495,599
Conagra Brands, Inc.	359,467	13,789,154
Constellation Brands, Inc., Class A	123,787	22,836,226
General Mills, Inc.	446,744	28,569,279
Hormel Foods Corp.	206,291	10,516,715
Ingredion, Inc.	49,282	3,964,244
Kellogg Co.	183,598	13,018,934
Keurig Dr Pepper, Inc.	341,734	10,193,925
Lamb Weston Holdings, Inc.	108,232	6,802,381
McCormick & Co., Inc. Non-Voting Shares	91,206	18,806,677
Molson Coors Beverage Co., Class B	137,434	5,173,016
Mondelez International, Inc., Class A	1,049,892	61,334,690
Monster Beverage Corp. *	275,910	23,137,812
PepsiCo, Inc.	1,022,149	143,162,189
Philip Morris International, Inc.	1,146,506	91,479,714
Pilgrim's Pride Corp. *	38,893	622,288
Post Holdings, Inc. *	47,106	4,146,270
The Coca-Cola Co.	2,845,491	140,937,169
The Hershey Co.	108,534	16,132,494
The J.M. Smucker Co.	83,648	10,052,817
The Kraft Heinz Co.	459,269	16,092,786
Tyson Foods, Inc., Class A	217,340	13,648,952
		757,623,085

Health Care Equipment & Services 6.3%
Abbott Laboratories	1,302,417	142,575,589
ABIOMED, Inc. *	33,267	10,233,595
Align Technology, Inc. *	52,830	15,689,453
AmerisourceBergen Corp.	109,189	10,594,609
Anthem, Inc.	185,681	52,272,915
Security	Number of Shares	Value ($)
Baxter International, Inc.	375,503	32,695,046
Becton Dickinson & Co.	217,163	52,720,662
Boston Scientific Corp. *	1,053,726	43,223,841
Cardinal Health, Inc.	215,609	10,944,313
Centene Corp. *	425,424	26,087,000
Cerner Corp.	224,314	16,457,918
Chemed Corp.	11,629	6,013,472
Cigna Corp.	272,197	48,279,582
CVS Health Corp.	962,533	59,792,550
Danaher Corp.	463,760	95,752,527
DaVita, Inc. *	62,762	5,445,231
DENTSPLY SIRONA, Inc.	161,488	7,245,967
DexCom, Inc. *	67,956	28,909,162
Edwards Lifesciences Corp. *	456,496	39,185,617
Encompass Health Corp.	73,676	4,806,622
Guardant Health, Inc. *	37,684	3,598,822
Haemonetics Corp. *	36,946	3,312,578
HCA Healthcare, Inc.	193,282	26,232,233
Henry Schein, Inc. *	105,238	6,992,013
Hill-Rom Holdings, Inc.	48,678	4,565,510
Hologic, Inc. *	190,301	11,364,776
Humana, Inc.	97,395	40,435,482
IDEXX Laboratories, Inc. *	62,654	24,501,473
Insulet Corp. *	48,075	10,492,369
Intuitive Surgical, Inc. *	85,853	62,744,807
Laboratory Corp. of America Holdings *	71,803	12,619,377
Masimo Corp. *	36,536	8,184,064
McKesson Corp.	119,401	18,320,889
Medtronic plc	988,286	106,211,096
Molina Healthcare, Inc. *	43,452	8,037,316
Quest Diagnostics, Inc.	98,362	10,941,789
ResMed, Inc.	106,473	19,248,189
STERIS plc	62,674	10,005,277
Stryker Corp.	237,503	47,063,594
Teleflex, Inc.	34,193	13,436,139
The Cooper Cos., Inc.	36,112	11,352,891
UnitedHealth Group, Inc.	698,583	218,342,117
Universal Health Services, Inc., Class B	57,178	6,309,592
Varian Medical Systems, Inc. *	66,663	11,577,363
Veeva Systems, Inc., Class A *	99,328	28,037,315
West Pharmaceutical Services, Inc.	54,064	15,352,013
Zimmer Biomet Holdings, Inc.	152,371	21,466,026
		1,469,670,781

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	180,338	17,281,791
Colgate-Palmolive Co.	631,114	50,022,096
Coty, Inc., Class A	219,149	784,553
Herbalife Nutrition Ltd. *	61,385	3,017,073
Kimberly-Clark Corp.	250,346	39,494,585
Reynolds Consumer Products, Inc.	35,051	1,164,745
The Clorox Co.	92,230	20,613,405
The Estee Lauder Cos., Inc., Class A	165,656	36,729,248
The Procter & Gamble Co.	1,822,767	252,143,359
		421,250,855

Insurance 1.9%
Aflac, Inc.	525,576	19,088,920
Alleghany Corp.	10,600	5,878,336
American Financial Group, Inc.	53,921	3,604,619
American International Group, Inc.	635,316	18,513,108
Aon plc, Class A	170,233	34,044,898
Arch Capital Group Ltd. *	298,442	9,412,861
Arthur J. Gallagher & Co.	139,861	14,727,363
Assurant, Inc.	44,196	5,372,466
Athene Holding Ltd., Class A *	86,750	3,171,580

32
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	62,431	2,981,705
Brown & Brown, Inc.	174,172	8,081,581
Chubb Ltd.	332,777	41,597,125
Cincinnati Financial Corp.	110,819	8,800,137
CNA Financial Corp.	20,524	660,257
Erie Indemnity Co., Class A	13,367	2,853,052
Everest Re Group Ltd.	29,225	6,431,838
Fidelity National Financial, Inc.	211,685	6,949,619
Globe Life, Inc.	71,815	5,923,301
Lincoln National Corp.	141,632	5,105,834
Loews Corp.	178,340	6,395,272
Markel Corp. *	10,153	11,034,585
Marsh & McLennan Cos., Inc.	375,824	43,185,936
MetLife, Inc.	570,974	21,959,660
Old Republic International Corp.	213,510	3,439,646
Principal Financial Group, Inc.	188,003	7,916,806
Prudential Financial, Inc.	291,071	19,725,882
Reinsurance Group of America, Inc.	50,409	4,621,497
RenaissanceRe Holdings Ltd.	36,949	6,789,009
The Allstate Corp.	231,834	21,560,562
The Hartford Financial Services Group, Inc.	264,874	10,714,153
The Progressive Corp.	431,487	41,008,524
The Travelers Cos., Inc.	186,272	21,615,003
Unum Group	149,571	2,764,072
W.R. Berkley Corp.	104,051	6,456,365
Willis Towers Watson plc	94,938	19,512,607
		451,898,179

Materials 2.5%
Air Products and Chemicals, Inc.	162,633	47,531,121
Albemarle Corp.	78,090	7,106,971
Amcor plc	1,160,058	12,830,241
AptarGroup, Inc.	47,730	5,650,755
Ashland Global Holdings, Inc.	43,553	3,209,421
Avery Dennison Corp.	61,366	7,081,023
Axalta Coating Systems Ltd. *	152,429	3,635,432
Ball Corp.	240,439	19,324,082
Berry Global Group, Inc. *	98,214	5,061,950
Celanese Corp.	87,032	8,803,287
CF Industries Holdings, Inc.	159,159	5,193,358
Corteva, Inc.	552,390	15,770,734
Crown Holdings, Inc. *	98,749	7,588,861
Dow, Inc.	546,024	24,636,603
DuPont de Nemours, Inc.	540,873	30,159,078
Eastman Chemical Co.	99,772	7,294,331
Ecolab, Inc.	181,705	35,810,421
FMC Corp.	95,124	10,164,951
Freeport-McMoRan, Inc.	1,072,524	16,742,100
Huntsman Corp.	146,939	3,176,821
International Flavors & Fragrances, Inc.	79,002	9,779,658
International Paper Co.	287,095	10,412,936
Linde plc	386,871	96,617,163
LyondellBasell Industries N.V., Class A	188,945	12,372,119
Martin Marietta Materials, Inc.	45,981	9,328,165
NewMarket Corp.	5,411	2,015,543
Newmont Corp.	591,752	39,813,074
Nucor Corp.	221,874	10,086,392
Packaging Corp. of America	70,275	7,114,641
PPG Industries, Inc.	173,915	20,939,366
Reliance Steel & Aluminum Co.	46,716	4,899,107
Royal Gold, Inc.	47,918	6,532,182
RPM International, Inc.	95,132	8,064,340
Sealed Air Corp.	113,630	4,465,659
Sonoco Products Co.	73,067	3,874,743
Steel Dynamics, Inc.	154,971	4,574,744
The Mosaic Co.	256,895	4,683,196
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	59,486	39,918,080
Vulcan Materials Co.	97,772	11,732,640
W.R. Grace & Co.	40,910	1,665,446
Westlake Chemical Corp.	25,834	1,532,473
Westrock Co.	192,035	5,824,421
		593,017,629

Media & Entertainment 8.9%
Activision Blizzard, Inc.	567,738	47,417,478
Alphabet, Inc., Class A *	220,991	360,111,464
Alphabet, Inc., Class C *	215,402	352,005,640
Altice USA, Inc., Class A *	200,486	5,529,404
Cable One, Inc.	3,861	7,105,514
Charter Communications, Inc., Class A *	110,956	68,305,623
Comcast Corp., Class A	3,355,683	150,368,155
Discovery, Inc., Class A *	120,773	2,664,856
Discovery, Inc., Class C *	229,878	4,590,664
DISH Network Corp., Class A *	190,690	6,773,309
Electronic Arts, Inc. *	212,693	29,664,293
Facebook, Inc., Class A *	1,771,115	519,290,918
Fox Corp., Class A	252,648	7,038,773
Fox Corp., Class B	118,033	3,281,317
IAC/InterActiveCorp *	53,562	7,123,210
Liberty Broadband Corp., Class A *	17,704	2,446,516
Liberty Broadband Corp., Class C *	112,938	15,821,484
Liberty Media Corp. - Liberty Formula One, Class A *	19,306	698,491
Liberty Media Corp. - Liberty Formula One, Class C *	150,327	5,859,747
Liberty Media Corp. - Liberty SiriusXM, Class A *	60,265	2,188,222
Liberty Media Corp. - Liberty SiriusXM, Class C *	122,378	4,404,996
Live Nation Entertainment, Inc. *	103,455	5,876,244
Netflix, Inc. *	323,994	171,574,263
News Corp., Class A	286,238	4,327,919
News Corp., Class B	89,792	1,353,165
Omnicom Group, Inc.	156,256	8,451,887
Roku, Inc. *	67,435	11,698,624
Sirius XM Holdings, Inc.	996,780	5,851,099
Snap, Inc., Class A *	604,910	13,664,917
Take-Two Interactive Software, Inc. *	84,032	14,385,438
The Interpublic Group of Cos., Inc.	284,460	5,052,010
The Walt Disney Co.	1,330,779	175,489,827
TripAdvisor, Inc.	76,836	1,795,657
Twitter, Inc. *	578,302	23,467,495
ViacomCBS, Inc., Class B	404,641	11,269,252
Zillow Group, Inc., Class A *	25,848	2,204,318
Zillow Group, Inc., Class C *	102,283	8,771,790
		2,067,923,979

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	1,298,568	124,363,857
Agilent Technologies, Inc.	227,386	22,834,102
Alexion Pharmaceuticals, Inc. *	162,540	18,565,319
Alnylam Pharmaceuticals, Inc. *	83,433	11,066,553
Amgen, Inc.	433,410	109,791,421
Avantor, Inc. *	326,763	7,375,041
Bio-Rad Laboratories, Inc., Class A *	15,760	8,015,378
Bio-Techne Corp.	27,961	7,142,917
Biogen, Inc. *	120,204	34,575,479
BioMarin Pharmaceutical, Inc. *	133,406	10,409,670
Bluebird Bio, Inc. *	47,076	2,791,607
Bristol-Myers Squibb Co.	1,667,425	103,713,835
Catalent, Inc. *	119,541	11,057,543
Elanco Animal Health, Inc. *	295,359	8,583,133

33
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Eli Lilly and Co.	620,572	92,086,679
Exact Sciences Corp. *	104,967	7,902,965
Exelixis, Inc. *	222,915	4,953,171
Gilead Sciences, Inc.	923,315	61,631,276
Illumina, Inc. *	108,251	38,669,422
Incyte Corp. *	133,103	12,824,474
Ionis Pharmaceuticals, Inc. *	93,297	5,084,687
IQVIA Holdings, Inc. *	130,890	21,433,238
Jazz Pharmaceuticals plc *	40,267	5,411,482
Johnson & Johnson	1,940,295	297,660,656
Merck & Co., Inc.	1,858,570	158,480,264
Mettler-Toledo International, Inc. *	17,588	17,074,079
Mylan N.V. *	379,471	6,215,735
Neurocrine Biosciences, Inc. *	68,465	7,970,695
PerkinElmer, Inc.	82,774	9,744,155
Perrigo Co., plc	99,706	5,214,624
Pfizer, Inc.	4,089,628	154,547,042
PPD, Inc. *	46,112	1,583,486
PRA Health Sciences, Inc. *	47,116	5,037,172
Regeneron Pharmaceuticals, Inc. *	74,253	46,031,662
Royalty Pharma plc, Class A *	55,500	2,296,590
Sage Therapeutics, Inc. *	37,218	1,951,712
Sarepta Therapeutics, Inc. *	54,489	7,978,279
Seattle Genetics, Inc. *	85,464	13,532,370
Syneos Health, Inc. *	45,788	2,889,223
Thermo Fisher Scientific, Inc.	290,826	124,758,537
Vertex Pharmaceuticals, Inc. *	190,998	53,311,362
Waters Corp. *	45,585	9,858,212
Zoetis, Inc.	349,761	55,996,736
		1,712,415,840

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	92,887	15,640,313
American Campus Communities, Inc.	102,473	3,473,835
American Homes 4 Rent, Class A	186,251	5,334,229
American Tower Corp.	326,340	81,307,611
Americold Realty Trust	147,480	5,655,858
Apartment Investment & Management Co., Class A	110,652	3,986,792
AvalonBay Communities, Inc.	103,635	16,380,548
Boston Properties, Inc.	106,544	9,255,477
Brixmor Property Group, Inc.	218,682	2,580,448
Camden Property Trust	71,844	6,533,493
CBRE Group, Inc., Class A *	247,571	11,643,264
Crown Castle International Corp.	307,040	50,124,280
CubeSmart	140,663	4,447,764
CyrusOne, Inc.	84,996	7,099,716
Digital Realty Trust, Inc.	197,588	30,754,572
Douglas Emmett, Inc.	120,789	3,372,429
Duke Realty Corp.	271,488	10,465,862
Equinix, Inc.	65,282	51,558,418
Equity LifeStyle Properties, Inc.	133,421	8,844,478
Equity Residential	257,823	14,554,108
Essex Property Trust, Inc.	47,925	10,376,242
Extra Space Storage, Inc.	95,461	10,171,370
Federal Realty Investment Trust	52,174	4,134,268
Gaming & Leisure Properties, Inc.	153,649	5,585,141
Healthcare Trust of America, Inc., Class A	161,097	4,251,350
Healthpeak Properties, Inc.	396,818	10,968,049
Highwoods Properties, Inc.	77,683	2,894,469
Host Hotels & Resorts, Inc.	522,396	5,866,507
Invitation Homes, Inc.	400,984	11,480,172
Iron Mountain, Inc.	212,261	6,386,933
JBG SMITH Properties	86,972	2,406,515
Jones Lang LaSalle, Inc.	37,481	3,862,042
Kilroy Realty Corp.	78,013	4,565,321
Security	Number of Shares	Value ($)
Kimco Realty Corp.	312,316	3,744,669
Lamar Advertising Co., Class A	63,734	4,412,305
Medical Properties Trust, Inc.	389,744	7,241,443
Mid-America Apartment Communities, Inc.	83,430	9,771,322
National Retail Properties, Inc.	125,380	4,443,467
Omega Healthcare Investors, Inc.	167,288	5,180,909
Park Hotels & Resorts, Inc.	177,316	1,682,729
Prologis, Inc.	544,839	55,497,301
Public Storage	110,717	23,516,291
Realty Income Corp.	252,249	15,647,005
Regency Centers Corp.	124,428	4,941,036
SBA Communications Corp.	81,977	25,090,700
Simon Property Group, Inc.	224,173	15,210,138
SL Green Realty Corp.	56,365	2,635,627
STORE Capital Corp.	163,994	4,434,398
Sun Communities, Inc.	72,451	10,800,995
The Macerich Co. (b)	84,803	672,488
UDR, Inc.	217,455	7,569,609
Ventas, Inc.	275,835	11,367,160
VEREIT, Inc.	799,958	5,375,718
VICI Properties, Inc.	345,623	7,721,218
Vornado Realty Trust	115,406	4,134,997
Welltower, Inc.	307,795	17,704,368
Weyerhaeuser Co.	550,475	16,684,897
WP Carey, Inc.	126,183	8,753,315
		700,195,979

Retailing 8.0%
Advance Auto Parts, Inc.	50,550	7,901,471
Amazon.com, Inc. *	308,585	1,064,914,492
AutoZone, Inc. *	17,230	20,612,421
Best Buy Co., Inc.	167,700	18,599,607
Booking Holdings, Inc. *	30,118	57,538,933
Burlington Stores, Inc. *	48,481	9,547,363
CarMax, Inc. *	120,741	12,910,835
Dollar General Corp.	185,528	37,454,393
Dollar Tree, Inc. *	174,879	16,835,601
eBay, Inc.	486,950	26,675,121
Expedia Group, Inc.	99,911	9,806,265
Foot Locker, Inc.	77,982	2,365,194
Genuine Parts Co.	105,946	10,005,540
GrubHub, Inc. *	67,518	4,884,927
Kohl's Corp.	113,895	2,432,797
L Brands, Inc.	170,182	5,003,351
LKQ Corp. *	224,749	7,133,533
Lowe's Cos., Inc.	555,578	91,498,141
Macy's, Inc. (b)	228,522	1,592,798
O'Reilly Automotive, Inc. *	54,543	25,396,857
Pool Corp.	29,524	9,679,148
Qurate Retail, Inc., Class A *	282,979	3,126,918
Ross Stores, Inc.	262,031	23,865,784
Target Corp.	368,459	55,714,686
The Gap, Inc.	156,608	2,723,413
The Home Depot, Inc.	792,182	225,803,557
The TJX Cos., Inc.	883,555	48,409,979
Tiffany & Co.	80,430	9,852,675
Tractor Supply Co.	85,191	12,678,977
Ulta Beauty, Inc. *	41,422	9,617,360
Wayfair, Inc., Class A *	49,897	14,797,454
Williams-Sonoma, Inc.	57,120	5,012,851
		1,854,392,442

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	862,458	78,328,436
Analog Devices, Inc.	271,770	31,764,478

34
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Applied Materials, Inc.	675,846	41,632,114
Broadcom, Inc.	294,268	102,155,136
First Solar, Inc. *	56,169	4,301,984
Intel Corp.	3,118,923	158,909,127
KLA Corp.	114,133	23,413,244
Lam Research Corp.	106,919	35,961,136
Marvell Technology Group Ltd.	489,057	18,965,630
Maxim Integrated Products, Inc.	196,508	13,449,007
Microchip Technology, Inc.	180,707	19,823,558
Micron Technology, Inc. *	817,600	37,208,976
Monolithic Power Systems, Inc.	30,563	8,164,294
NVIDIA Corp.	453,068	242,382,319
NXP Semiconductor N.V.	204,966	25,776,524
ON Semiconductor Corp. *	300,726	6,426,515
Qorvo, Inc. *	84,389	10,824,577
QUALCOMM, Inc.	828,232	98,642,431
Skyworks Solutions, Inc.	123,018	17,819,157
Teradyne, Inc.	122,126	10,377,046
Texas Instruments, Inc.	676,136	96,112,732
Universal Display Corp.	31,595	5,544,922
Xilinx, Inc.	179,185	18,663,910
		1,106,647,253

Software & Services 15.5%
Accenture plc, Class A	469,033	112,535,088
Adobe, Inc. *	355,005	182,256,017
Akamai Technologies, Inc. *	119,507	13,914,200
Alliance Data Systems Corp.	30,115	1,358,488
Alteryx, Inc., Class A *	36,581	4,420,082
Anaplan, Inc. *	66,450	4,070,063
ANSYS, Inc. *	63,248	21,441,704
Aspen Technology, Inc. *	50,084	6,362,171
Autodesk, Inc. *	161,675	39,723,547
Automatic Data Processing, Inc.	316,943	44,083,602
Bill.com Holdings, Inc. *	15,591	1,543,197
Black Knight, Inc. *	110,934	9,329,549
Booz Allen Hamilton Holding Corp.	101,615	8,948,217
Broadridge Financial Solutions, Inc.	84,649	11,630,773
Cadence Design Systems, Inc. *	204,919	22,727,566
CDK Global, Inc.	88,891	4,144,098
Ceridian HCM Holding, Inc. *	80,050	6,365,576
Citrix Systems, Inc.	85,464	12,409,373
Cognizant Technology Solutions Corp., Class A	398,195	26,623,318
Coupa Software, Inc. *	48,937	16,038,612
DocuSign, Inc. *	95,816	21,366,968
DXC Technology Co.	186,659	3,729,447
Elastic N.V. *	24,617	2,672,914
EPAM Systems, Inc. *	40,926	13,386,895
Euronet Worldwide, Inc. *	38,296	3,959,040
Fair Isaac Corp. *	21,395	9,002,802
Fidelity National Information Services, Inc.	454,851	68,614,273
Fiserv, Inc. *	414,839	41,309,668
FleetCor Technologies, Inc. *	61,779	15,534,330
Fortinet, Inc. *	98,769	13,038,002
Gartner, Inc. *	65,089	8,449,854
Genpact Ltd.	112,956	4,764,484
Global Payments, Inc.	220,741	38,987,275
GoDaddy, Inc., Class A *	121,898	10,200,425
Guidewire Software, Inc. *	61,092	6,861,243
HubSpot, Inc. *	30,298	9,079,705
International Business Machines Corp.	653,514	80,584,811
Intuit, Inc.	192,012	66,319,025
Jack Henry & Associates, Inc.	56,829	9,400,653
Leidos Holdings, Inc.	98,705	8,931,815
Mastercard, Inc., Class A	650,964	233,168,795
Security	Number of Shares	Value ($)
Microsoft Corp.	5,585,439	1,259,684,058
NortonLifeLock, Inc.	399,865	9,404,825
Nuance Communications, Inc. *	205,919	6,169,333
Okta, Inc. *	85,497	18,413,489
Oracle Corp.	1,531,948	87,658,065
Palo Alto Networks, Inc. *	70,990	18,273,536
Paychex, Inc.	234,016	17,895,204
Paycom Software, Inc. *	35,394	10,599,087
PayPal Holdings, Inc. *	864,935	176,567,831
Proofpoint, Inc. *	42,136	4,621,055
PTC, Inc. *	75,852	6,933,631
RingCentral, Inc., Class A *	56,716	16,491,311
Sabre Corp.	229,074	1,601,227
salesforce.com, Inc. *	663,808	180,987,251
ServiceNow, Inc. *	140,401	67,676,090
Splunk, Inc. *	116,991	25,659,636
Square, Inc., Class A *	251,256	40,090,407
SS&C Technologies Holdings, Inc.	164,597	10,488,121
Synopsys, Inc. *	111,185	24,605,241
The Trade Desk, Inc., Class A *	30,058	14,466,915
The Western Union Co.	304,692	7,187,684
Twilio, Inc., Class A *	101,122	27,278,671
Tyler Technologies, Inc. *	29,257	10,102,735
VeriSign, Inc. *	74,780	16,062,744
Visa, Inc., Class A	1,242,551	263,408,386
VMware, Inc., Class A *	58,665	8,473,573
WEX, Inc. *	32,168	5,137,551
Workday, Inc., Class A *	120,228	28,819,854
Zendesk, Inc. *	84,246	8,119,629
Zscaler, Inc. *	48,208	6,910,135
		3,599,074,940

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	218,397	23,979,991
Apple, Inc.	12,002,913	1,548,855,893
Arista Networks, Inc. *	39,695	8,869,848
Arrow Electronics, Inc. *	57,696	4,532,598
Avnet, Inc.	73,814	2,030,623
CDW Corp.	104,558	11,883,017
Cisco Systems, Inc.	3,122,213	131,819,833
Cognex Corp.	126,391	8,744,993
Corning, Inc.	559,585	18,164,129
Dell Technologies, Inc., Class C *	113,034	7,469,287
F5 Networks, Inc. *	45,170	5,977,346
FLIR Systems, Inc.	95,765	3,533,728
Hewlett Packard Enterprise Co.	947,754	9,164,781
HP, Inc.	1,054,530	20,616,061
IPG Photonics Corp. *	26,266	4,248,000
Jabil, Inc.	102,399	3,496,926
Juniper Networks, Inc.	243,930	6,098,250
Keysight Technologies, Inc. *	138,301	13,625,415
Motorola Solutions, Inc.	125,402	19,405,959
National Instruments Corp.	86,918	3,119,487
NetApp, Inc.	163,034	7,726,181
Seagate Technology plc	166,550	7,992,734
TE Connectivity Ltd.	243,626	23,534,272
Trimble, Inc. *	184,207	9,654,289
Ubiquiti, Inc.	8,757	1,591,585
Western Digital Corp.	221,180	8,497,736
Xerox Holdings Corp.	135,732	2,559,906
Zebra Technologies Corp., Class A *	39,059	11,191,575
		1,928,384,443

Telecommunication Services 1.8%
AT&T, Inc.	5,249,567	156,489,592
CenturyLink, Inc.	726,592	7,810,864

35
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
GCI Liberty, Inc., Class A *	70,129	5,665,021
Liberty Global plc, Class A *	119,914	2,802,390
Liberty Global plc, Class C *	285,243	6,563,441
T-Mobile US, Inc. *	429,269	50,087,107
Verizon Communications, Inc.	3,046,755	180,581,169
		409,999,584

Transportation 1.8%
Alaska Air Group, Inc.	89,387	3,481,624
AMERCO	5,728	2,032,810
American Airlines Group, Inc. (b)	363,374	4,742,031
C.H. Robinson Worldwide, Inc.	98,823	9,714,301
CSX Corp.	564,463	43,158,841
Delta Air Lines, Inc.	418,728	12,917,759
Expeditors International of Washington, Inc.	122,681	10,843,774
FedEx Corp.	176,970	38,905,085
J.B. Hunt Transport Services, Inc.	62,467	8,779,112
JetBlue Airways Corp. *	198,817	2,290,372
Kansas City Southern	69,945	12,732,788
Lyft, Inc., Class A *	156,089	4,631,161
Norfolk Southern Corp.	188,980	40,163,919
Old Dominion Freight Line, Inc.	69,430	14,037,357
Southwest Airlines Co.	394,449	14,823,393
Uber Technologies, Inc. *	154,705	5,202,729
Union Pacific Corp.	499,573	96,137,828
United Airlines Holdings, Inc. *	186,240	6,704,640
United Parcel Service, Inc., Class B	518,341	84,810,954
XPO Logistics, Inc. *	67,598	5,966,875
		422,077,353

Utilities 2.7%
Alliant Energy Corp.	183,838	9,954,828
Ameren Corp.	182,175	14,411,864
American Electric Power Co., Inc.	365,233	28,791,317
American Water Works Co., Inc.	133,746	18,903,660
Atmos Energy Corp.	90,001	8,983,900
Avangrid, Inc.	41,140	1,976,366
CenterPoint Energy, Inc.	401,670	8,061,517
CMS Energy Corp.	211,169	12,773,613
Consolidated Edison, Inc.	245,316	17,500,843
Dominion Energy, Inc.	618,233	48,494,196
DTE Energy Co.	141,919	16,841,528
Duke Energy Corp.	541,170	43,477,598
Edison International	278,584	14,620,088
Entergy Corp.	147,459	14,619,085
Essential Utilities, Inc.	164,350	6,984,875
Evergy, Inc.	165,731	8,820,204
Eversource Energy	247,905	21,247,938
Exelon Corp.	718,115	26,505,625
FirstEnergy Corp.	396,757	11,343,283
National Fuel Gas Co.	66,481	3,034,193
NextEra Energy, Inc.	360,627	100,676,240
NiSource, Inc.	282,254	6,254,749
NRG Energy, Inc.	180,011	6,194,178
OGE Energy Corp.	146,401	4,664,336
Pinnacle West Capital Corp.	81,971	6,012,573
PPL Corp.	566,924	15,664,110
Public Service Enterprise Group, Inc.	372,543	19,461,646
Sempra Energy	215,619	26,661,289
The AES Corp.	487,694	8,656,568
The Southern Co.	777,923	40,592,022
UGI Corp.	154,070	5,320,037
Vistra Corp.	330,502	6,355,553
Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	232,802	21,902,012
Xcel Energy, Inc.	386,941	26,882,726
		632,644,560
Total Common Stock
(Cost $16,568,314,108)		23,217,495,382

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	16,471,540	16,471,540

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	6,309,375	6,309,375
Total Other Investment Companies
(Cost $22,780,915)		22,780,915

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	187	32,714,715	1,172,218
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,922,675.
(c)	The rate shown is the 7-day yield.

36
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.9%
Tesla, Inc. *	496,070	247,201,602

Banks 0.2%
First Republic Bank	115,783	13,073,059
SVB Financial Group *	34,640	8,846,363
		21,919,422

Capital Goods 3.4%
Acuity Brands, Inc.	26,551	2,901,759
Allegion plc	62,597	6,471,904
AMETEK, Inc.	155,664	15,675,365
Carlisle Cos., Inc.	37,252	4,878,149
Deere & Co.	211,972	44,526,838
Fortive Corp.	201,108	14,501,898
HD Supply Holdings, Inc. *	109,894	4,358,396
HEICO Corp.	27,329	3,004,004
HEICO Corp., Class A	49,434	4,418,411
Hexcel Corp.	56,712	2,233,886
Huntington Ingalls Industries, Inc.	27,309	4,137,860
IDEX Corp.	51,169	9,222,189
L3Harris Technologies, Inc.	146,177	26,420,031
Lennox International, Inc.	23,566	6,606,257
Lockheed Martin Corp.	167,244	65,268,643
Nordson Corp.	34,845	6,498,244
Northrop Grumman Corp.	105,045	35,989,467
Quanta Services, Inc.	93,326	4,782,957
Roper Technologies, Inc.	70,697	30,201,051
Sensata Technologies Holding plc *	106,268	4,425,000
Teledyne Technologies, Inc. *	24,707	7,748,362
Textron, Inc.	153,932	6,069,539
The Boeing Co.	363,168	62,399,526
The Middleby Corp. *	37,672	3,688,089
The Toro Co.	72,746	5,476,319
TransDigm Group, Inc.	34,009	16,993,277
United Rentals, Inc. *	48,886	8,655,266
W.W. Grainger, Inc.	29,378	10,735,603
Westinghouse Air Brake Technologies Corp.	122,498	8,152,242
Woodward, Inc.	38,586	3,306,434
Xylem, Inc.	122,074	9,787,893
		439,534,859

Commercial & Professional Services 1.0%
Cintas Corp.	56,978	18,987,349
Copart, Inc. *	139,527	14,415,930
CoStar Group, Inc. *	26,708	22,664,409
Equifax, Inc.	82,162	13,825,400
IAA, Inc. *	90,260	4,722,403
IHS Markit Ltd.	270,472	21,616,122
Stericycle, Inc. *	61,494	3,942,380
Security	Number of Shares	Value ($)
TransUnion	128,800	11,169,536
Verisk Analytics, Inc.	110,126	20,557,220
		131,900,749

Consumer Durables & Apparel 1.3%
D.R. Horton, Inc.	223,493	15,950,696
Lennar Corp., B Shares	10,078	597,626
Lennar Corp., Class A	186,637	13,964,180
Lululemon Athletica, Inc. *	77,589	29,147,860
NIKE, Inc., Class B	840,224	94,012,663
NVR, Inc. *	2,348	9,787,262
Toll Brothers, Inc.	78,412	3,310,555
Under Armour, Inc., Class A *	130,909	1,284,217
Under Armour, Inc., Class C *	130,073	1,151,146
		169,206,205

Consumer Services 1.1%
Bright Horizons Family Solutions, Inc. *	39,164	5,209,204
Chipotle Mexican Grill, Inc. *	17,408	22,809,354
Domino's Pizza, Inc.	26,539	10,853,389
Dunkin' Brands Group, Inc.	55,124	4,193,834
Marriott International, Inc., Class A	182,438	18,774,694
Norwegian Cruise Line Holdings Ltd. *	183,056	3,132,088
ServiceMaster Global Holdings, Inc. *	89,283	3,562,392
Starbucks Corp.	791,361	66,846,264
Vail Resorts, Inc.	27,317	5,946,091
Wyndham Hotels & Resorts, Inc.	62,360	3,265,170
		144,592,480

Diversified Financials 4.8%
Ameriprise Financial, Inc.	83,000	13,014,400
Berkshire Hathaway, Inc., Class B *	1,316,924	287,142,109
BlackRock, Inc.	104,537	62,114,840
Cboe Global Markets, Inc.	74,206	6,811,369
CME Group, Inc.	242,678	42,679,780
Credit Acceptance Corp. *	8,859	3,426,661
E*TRADE Financial Corp.	149,941	8,111,808
FactSet Research Systems, Inc.	25,602	8,970,941
Intercontinental Exchange, Inc.	370,740	39,383,710
MarketAxess Holdings, Inc.	25,724	12,500,320
Moody's Corp.	109,226	32,182,349
Morningstar, Inc.	13,991	2,240,659
MSCI, Inc.	57,517	21,469,370
S&P Global, Inc.	163,290	59,832,722
SEI Investments Co.	83,712	4,383,160
Voya Financial, Inc.	83,960	4,358,364
		608,622,562

Energy 0.3%
Cabot Oil & Gas Corp.	270,286	5,127,325
Cheniere Energy, Inc. *	155,540	8,095,857
Cimarex Energy Co.	69,333	1,926,071
Concho Resources, Inc.	133,251	6,926,387
Diamondback Energy, Inc.	106,990	4,168,330

37
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Parsley Energy, Inc., Class A	211,845	2,277,334
Pioneer Natural Resources Co.	111,421	11,579,985
		40,101,289

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	299,061	103,971,547
US Foods Holding Corp. *	147,498	3,591,577
		107,563,124

Food, Beverage & Tobacco 0.6%
Beyond Meat, Inc. *	7,191	976,897
Constellation Brands, Inc., Class A	113,653	20,966,705
Keurig Dr Pepper, Inc.	314,536	9,382,609
Monster Beverage Corp. *	253,652	21,271,257
Post Holdings, Inc. *	43,456	3,824,997
The Hershey Co.	99,804	14,834,867
Tyson Foods, Inc., Class A	199,180	12,508,504
		83,765,836

Health Care Equipment & Services 7.7%
ABIOMED, Inc. *	30,523	9,389,485
Align Technology, Inc. *	48,542	14,416,003
AmerisourceBergen Corp.	100,737	9,774,511
Anthem, Inc.	170,783	48,078,830
Becton Dickinson & Co.	199,801	48,505,689
Boston Scientific Corp. *	967,729	39,696,244
Centene Corp. *	392,093	24,043,143
Cerner Corp.	206,513	15,151,859
Chemed Corp.	10,756	5,562,035
Cigna Corp.	249,970	44,337,179
Danaher Corp.	426,486	88,056,564
DaVita, Inc. *	57,855	5,019,500
DexCom, Inc. *	62,496	26,586,423
Edwards Lifesciences Corp. *	419,691	36,026,275
Guardant Health, Inc. *	35,434	3,383,947
Haemonetics Corp. *	33,799	3,030,418
HCA Healthcare, Inc.	178,065	24,166,982
Henry Schein, Inc. *	96,834	6,433,651
Hill-Rom Holdings, Inc.	45,032	4,223,551
Hologic, Inc. *	175,213	10,463,720
Humana, Inc.	89,552	37,179,304
IDEXX Laboratories, Inc. *	57,462	22,471,090
Insulet Corp. *	44,410	9,692,483
Intuitive Surgical, Inc. *	79,011	57,744,399
Laboratory Corp. of America Holdings *	65,601	11,529,376
Masimo Corp. *	33,782	7,567,168
Molina Healthcare, Inc. *	40,161	7,428,580
ResMed, Inc.	97,870	17,692,939
STERIS plc	57,635	9,200,851
Stryker Corp.	218,366	43,271,407
Teleflex, Inc.	31,437	12,353,169
The Cooper Cos., Inc.	33,337	10,480,486
UnitedHealth Group, Inc.	642,582	200,839,004
Universal Health Services, Inc., Class B	52,687	5,814,011
Varian Medical Systems, Inc. *	61,615	10,700,677
Veeva Systems, Inc., Class A *	91,484	25,823,189
West Pharmaceutical Services, Inc.	49,895	14,168,184
Zimmer Biomet Holdings, Inc.	139,897	19,708,689
		990,011,015

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	166,813	15,985,690
Coty, Inc., Class A	200,315	717,128
The Estee Lauder Cos., Inc., Class A	152,256	33,758,200
		50,461,018

Insurance 0.7%
Alleghany Corp.	9,711	5,385,332
Aon plc, Class A	156,554	31,309,234
Arch Capital Group Ltd. *	273,392	8,622,784
Athene Holding Ltd., Class A *	79,626	2,911,127
Everest Re Group Ltd.	27,049	5,952,944
Markel Corp. *	9,333	10,143,384
RenaissanceRe Holdings Ltd.	34,134	6,271,781
Willis Towers Watson plc	87,081	17,897,758
		88,494,344

Materials 1.9%
AptarGroup, Inc.	43,428	5,141,441
Ashland Global Holdings, Inc.	41,017	3,022,543
Axalta Coating Systems Ltd. *	140,536	3,351,784
Berry Global Group, Inc. *	89,388	4,607,057
Ecolab, Inc.	167,561	33,022,922
Linde plc	355,959	88,897,201
Martin Marietta Materials, Inc.	41,989	8,518,308
NewMarket Corp.	4,868	1,813,281
Newmont Corp.	543,774	36,585,115
Royal Gold, Inc.	44,273	6,035,295
The Sherwin-Williams Co.	54,745	36,736,632
Vulcan Materials Co.	89,753	10,770,360
Westlake Chemical Corp.	23,078	1,368,987
		239,870,926

Media & Entertainment 13.4%
Activision Blizzard, Inc.	521,992	43,596,772
Alphabet, Inc., Class A *	203,178	331,084,646
Alphabet, Inc., Class C *	198,043	323,637,910
Altice USA, Inc., Class A *	184,623	5,091,902
Cable One, Inc.	3,570	6,569,978
Charter Communications, Inc., Class A *	102,101	62,854,397
Discovery, Inc., Class A *	108,566	2,395,509
Discovery, Inc., Class C *	214,620	4,285,961
Electronic Arts, Inc. *	195,935	27,327,054
Facebook, Inc., Class A *	1,628,316	477,422,251
Fox Corp., Class A	232,460	6,476,336
Fox Corp., Class B	108,046	3,003,679
IAC/InterActiveCorp *	49,467	6,578,616
Liberty Broadband Corp., Class A *	16,678	2,304,733
Liberty Broadband Corp., Class C *	103,586	14,511,363
Liberty Media Corp. - Liberty SiriusXM, Class A *	55,972	2,032,343
Liberty Media Corp. - Liberty SiriusXM, Class C *	113,232	4,075,786
Live Nation Entertainment, Inc. *	96,419	5,476,599
Netflix, Inc. *	297,668	157,633,066
Roku, Inc. *	61,949	10,746,913
Sirius XM Holdings, Inc.	919,519	5,397,577
Take-Two Interactive Software, Inc. *	77,329	13,237,951
The Walt Disney Co.	1,223,600	161,356,132
TripAdvisor, Inc.	67,995	1,589,043
Twitter, Inc. *	532,753	21,619,117

38
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Zillow Group, Inc., Class A *	23,808	2,030,346
Zillow Group, Inc., Class C *	94,209	8,079,364
		1,710,415,344

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Alexion Pharmaceuticals, Inc. *	149,649	17,092,909
Alnylam Pharmaceuticals, Inc. *	76,713	10,175,212
Avantor, Inc. *	300,699	6,786,777
Bio-Rad Laboratories, Inc., Class A *	14,499	7,374,046
Bio-Techne Corp.	25,927	6,623,311
Biogen, Inc. *	110,525	31,791,411
BioMarin Pharmaceutical, Inc. *	122,653	9,570,614
Bluebird Bio, Inc. *	43,460	2,577,178
Catalent, Inc. *	110,069	10,181,383
Exact Sciences Corp. *	96,494	7,265,033
Exelixis, Inc. *	207,938	4,620,382
Illumina, Inc. *	99,588	35,574,825
Incyte Corp. *	122,381	11,791,409
Ionis Pharmaceuticals, Inc. *	85,336	4,650,812
IQVIA Holdings, Inc. *	120,095	19,665,556
Jazz Pharmaceuticals plc *	37,517	5,041,910
Mettler-Toledo International, Inc. *	16,218	15,744,110
Neurocrine Biosciences, Inc. *	62,981	7,332,248
PerkinElmer, Inc.	75,122	8,843,362
PPD, Inc. *	42,563	1,461,613
PRA Health Sciences, Inc. *	43,147	4,612,846
Regeneron Pharmaceuticals, Inc. *	68,322	42,354,858
Sage Therapeutics, Inc. *	35,472	1,860,152
Sarepta Therapeutics, Inc. *	50,252	7,357,898
Seattle Genetics, Inc. *	78,683	12,458,666
Syneos Health, Inc. *	42,313	2,669,950
Thermo Fisher Scientific, Inc.	267,644	114,813,923
Vertex Pharmaceuticals, Inc. *	175,572	49,005,657
Waters Corp. *	42,000	9,082,920
Zoetis, Inc.	321,713	51,506,251
		519,887,222

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	85,635	14,419,221
American Homes 4 Rent, Class A	172,877	4,951,197
American Tower Corp.	300,384	74,840,674
AvalonBay Communities, Inc.	95,143	15,038,303
CBRE Group, Inc., Class A *	227,406	10,694,904
Crown Castle International Corp.	282,369	46,096,739
CyrusOne, Inc.	78,157	6,528,454
Digital Realty Trust, Inc.	181,670	28,276,935
Equinix, Inc.	60,020	47,402,596
Equity LifeStyle Properties, Inc.	123,584	8,192,383
Essex Property Trust, Inc.	44,148	9,558,483
Extra Space Storage, Inc.	87,546	9,328,026
Invitation Homes, Inc.	368,931	10,562,495
Kilroy Realty Corp.	71,816	4,202,672
Mid-America Apartment Communities, Inc.	77,105	9,030,538
Public Storage	101,719	21,605,116
SBA Communications Corp.	75,565	23,128,180
STORE Capital Corp.	150,923	4,080,958
Sun Communities, Inc.	66,676	9,940,058
		357,877,932

Retailing 12.2%
Advance Auto Parts, Inc.	46,861	7,324,843
Amazon.com, Inc. *	283,759	979,240,959
AutoZone, Inc. *	15,791	18,890,931
Booking Holdings, Inc. *	27,741	52,997,794
Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	44,467	8,756,886
CarMax, Inc. *	110,251	11,789,139
Dollar General Corp.	170,499	34,420,338
Dollar Tree, Inc. *	160,919	15,491,672
eBay, Inc.	448,348	24,560,504
Expedia Group, Inc.	91,936	9,023,518
GrubHub, Inc. *	62,605	4,529,472
LKQ Corp. *	205,658	6,527,585
Lowe's Cos., Inc.	511,478	84,235,312
O'Reilly Automotive, Inc. *	50,229	23,388,129
Pool Corp.	26,982	8,845,779
Qurate Retail, Inc., Class A *	263,908	2,916,183
Ross Stores, Inc.	240,517	21,906,288
The Home Depot, Inc.	728,749	207,722,615
Tractor Supply Co.	78,444	11,674,821
Ulta Beauty, Inc. *	38,195	8,868,115
Wayfair, Inc., Class A *	45,920	13,618,035
		1,556,728,918

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	270,936	94,055,432
First Solar, Inc. *	51,732	3,962,154
Lam Research Corp.	98,329	33,071,976
Micron Technology, Inc. *	753,616	34,297,064
Monolithic Power Systems, Inc.	28,233	7,541,881
NVIDIA Corp.	416,701	222,926,701
ON Semiconductor Corp. *	276,874	5,916,797
Qorvo, Inc. *	77,872	9,988,642
Skyworks Solutions, Inc.	112,791	16,337,776
Universal Display Corp.	28,523	5,005,787
		433,104,210

Software & Services 24.1%
Accenture plc, Class A	431,700	103,577,781
Adobe, Inc. *	326,401	167,571,009
Akamai Technologies, Inc. *	110,102	12,819,176
Alliance Data Systems Corp.	28,747	1,296,777
Alteryx, Inc., Class A *	33,773	4,080,792
Anaplan, Inc. *	60,357	3,696,866
ANSYS, Inc. *	58,288	19,760,215
Aspen Technology, Inc. *	45,625	5,795,744
Autodesk, Inc. *	148,478	36,481,045
Automatic Data Processing, Inc.	291,191	40,501,756
Bill.com Holdings, Inc. *	14,370	1,422,343
Black Knight, Inc. *	101,153	8,506,967
Broadridge Financial Solutions, Inc.	77,885	10,701,399
Cadence Design Systems, Inc. *	188,966	20,958,219
Cognizant Technology Solutions Corp., Class A	365,801	24,457,455
Coupa Software, Inc. *	45,195	14,812,209
DocuSign, Inc. *	87,897	19,601,031
Elastic N.V. *	22,386	2,430,672
EPAM Systems, Inc. *	37,746	12,346,717
Euronet Worldwide, Inc. *	35,406	3,660,272
Fair Isaac Corp. *	19,679	8,280,726
Fidelity National Information Services, Inc.	418,679	63,157,727
Fiserv, Inc. *	381,071	37,947,050
FleetCor Technologies, Inc. *	56,654	14,245,648
Fortinet, Inc. *	91,031	12,016,547
Gartner, Inc. *	60,322	7,831,002
Genpact Ltd.	104,649	4,414,095
Global Payments, Inc.	202,512	35,767,669
GoDaddy, Inc., Class A *	112,124	9,382,536
Guidewire Software, Inc. *	56,220	6,314,068
HubSpot, Inc. *	27,818	8,336,498

39
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Intuit, Inc.	176,671	61,020,397
Jack Henry & Associates, Inc.	51,806	8,569,749
Mastercard, Inc., Class A	598,699	214,447,995
Microsoft Corp.	5,136,277	1,158,384,552
Okta, Inc. *	78,760	16,962,541
Palo Alto Networks, Inc. *	65,448	16,846,970
Paycom Software, Inc. *	32,730	9,801,326
PayPal Holdings, Inc. *	795,619	162,417,663
Proofpoint, Inc. *	38,864	4,262,215
PTC, Inc. *	70,430	6,438,006
RingCentral, Inc., Class A *	52,048	15,133,997
salesforce.com, Inc. *	610,470	166,444,646
ServiceNow, Inc. *	129,195	62,274,574
Splunk, Inc. *	107,451	23,567,228
Square, Inc., Class A *	230,574	36,790,387
SS&C Technologies Holdings, Inc.	151,467	9,651,477
Synopsys, Inc. *	102,309	22,640,982
The Trade Desk, Inc., Class A *	27,729	13,345,968
Twilio, Inc., Class A *	93,061	25,104,135
Tyler Technologies, Inc. *	26,978	9,315,773
VeriSign, Inc. *	68,993	14,819,696
Visa, Inc., Class A	1,142,946	242,293,123
VMware, Inc., Class A *	54,128	7,818,248
WEX, Inc. *	29,512	4,713,362
Workday, Inc., Class A *	110,695	26,534,698
Zendesk, Inc. *	77,478	7,467,330
Zscaler, Inc. *	44,751	6,414,608
		3,075,653,657

Technology Hardware & Equipment 11.8%
Amphenol Corp., Class A	200,230	21,985,254
Apple, Inc.	11,037,896	1,424,330,100
Arista Networks, Inc. *	36,340	8,120,173
CDW Corp.	96,375	10,953,019
Cognex Corp.	116,474	8,058,836
Dell Technologies, Inc., Class C *	104,981	6,937,145
F5 Networks, Inc. *	41,361	5,473,301
IPG Photonics Corp. *	24,147	3,905,294
Trimble, Inc. *	169,464	8,881,608
Ubiquiti, Inc.	8,204	1,491,077
Zebra Technologies Corp., Class A *	36,019	10,320,524
		1,510,456,331

Telecommunication Services 0.4%
GCI Liberty, Inc., Class A *	64,278	5,192,377
T-Mobile US, Inc. *	394,370	46,015,092
		51,207,469

Transportation 0.8%
Alaska Air Group, Inc.	83,111	3,237,173
AMERCO	5,432	1,927,762
J.B. Hunt Transport Services, Inc.	57,216	8,041,137
JetBlue Airways Corp. *	183,270	2,111,270
Kansas City Southern	64,090	11,666,944
Lyft, Inc., Class A *	143,507	4,257,853
Norfolk Southern Corp.	173,432	36,859,503
Old Dominion Freight Line, Inc.	64,013	12,942,148
Uber Technologies, Inc. *	141,171	4,747,581
United Airlines Holdings, Inc. *	171,505	6,174,180
XPO Logistics, Inc. *	61,828	5,457,558
		97,423,109

Security	Number of Shares	Value ($)
Utilities 0.8%
NextEra Energy, Inc.	331,696	92,599,572
NRG Energy, Inc.	165,645	5,699,845
		98,299,417
Total Common Stock
(Cost $7,312,053,358)		12,774,299,040

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	4,239,796	4,239,796
Total Other Investment Company
(Cost $4,239,796)		4,239,796

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/18/20	87	9,981,075	906,272
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

40
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Aptiv plc	144,513	12,445,460
Autoliv, Inc.	42,501	3,329,528
BorgWarner, Inc.	111,746	4,535,770
Ford Motor Co.	2,104,777	14,354,579
General Motors Co.	679,276	20,126,948
Gentex Corp.	132,246	3,577,254
Harley-Davidson, Inc.	82,105	2,275,130
Lear Corp.	29,216	3,328,579
		63,973,248

Banks 7.6%
Bank of America Corp.	4,209,541	108,353,585
BOK Financial Corp.	16,970	952,696
Citigroup, Inc.	1,122,293	57,371,618
Citizens Financial Group, Inc.	230,262	5,956,878
Comerica, Inc.	75,143	2,970,403
Commerce Bancshares, Inc.	54,303	3,234,830
Cullen/Frost Bankers, Inc.	30,667	2,130,130
East West Bancorp, Inc.	76,494	2,813,449
Fifth Third Bancorp	383,540	7,923,936
Huntington Bancshares, Inc.	544,516	5,123,896
JPMorgan Chase & Co.	1,642,739	164,586,020
KeyCorp	526,196	6,482,735
M&T Bank Corp.	69,132	7,138,570
New York Community Bancorp, Inc.	248,608	2,249,902
People's United Financial, Inc.	229,610	2,429,274
Regions Financial Corp.	516,601	5,971,908
Signature Bank	28,671	2,781,947
The PNC Financial Services Group, Inc.	228,652	25,426,102
Truist Financial Corp.	726,750	28,205,168
U.S. Bancorp	738,710	26,889,044
Wells Fargo & Co.	2,011,610	48,580,382
Zions Bancorp NA	88,607	2,849,601
		520,422,074

Capital Goods 8.0%
3M Co.	310,103	50,552,991
A.O. Smith Corp.	72,991	3,574,369
AGCO Corp.	33,382	2,373,460
Allison Transmission Holdings, Inc.	61,144	2,193,235
Carrier Global Corp.	438,999	13,104,120
Caterpillar, Inc.	291,786	41,524,066
Cummins, Inc.	79,622	16,501,660
Donaldson Co., Inc.	67,960	3,422,466
Dover Corp.	77,501	8,512,710
Eaton Corp. plc	215,571	22,009,799
Emerson Electric Co.	322,157	22,380,247
Fastenal Co.	308,574	15,076,926
Flowserve Corp.	70,152	2,082,111
Fortune Brands Home & Security, Inc.	75,324	6,333,242
General Dynamics Corp.	125,230	18,703,100
General Electric Co.	4,717,278	29,907,543
Graco, Inc.	89,640	5,200,913
Honeywell International, Inc.	378,353	62,636,339
Security	Number of Shares	Value ($)
Howmet Aerospace, Inc.	206,604	3,619,702
Hubbell, Inc.	29,174	4,227,896
Illinois Tool Works, Inc.	155,110	30,641,980
Jacobs Engineering Group, Inc.	70,166	6,333,885
Johnson Controls International plc	400,675	16,319,493
Lincoln Electric Holdings, Inc.	32,097	3,104,101
Masco Corp.	142,063	8,282,273
Otis Worldwide Corp.	219,377	13,798,813
Owens Corning	58,149	3,933,198
PACCAR, Inc.	186,547	16,013,194
Parker-Hannifin Corp.	69,218	14,259,600
Pentair plc	89,406	4,035,787
Raytheon Technologies Corp.	792,854	48,364,094
Rockwell Automation, Inc.	62,400	14,385,072
Snap-on, Inc.	29,355	4,352,466
Spirit AeroSystems Holdings, Inc., Class A	56,968	1,171,262
Stanley Black & Decker, Inc.	83,089	13,402,256
Trane Technologies plc	128,881	15,258,222
		547,592,591

Commercial & Professional Services 0.7%
ManpowerGroup, Inc.	31,116	2,281,114
Nielsen Holdings plc	191,426	2,924,989
Republic Services, Inc.	113,362	10,510,925
Robert Half International, Inc.	61,985	3,297,602
Rollins, Inc.	76,279	4,206,024
Waste Management, Inc.	209,270	23,856,780
		47,077,434

Consumer Durables & Apparel 0.9%
Capri Holdings Ltd. *	81,281	1,287,491
Garmin Ltd.	78,440	8,127,168
Hanesbrands, Inc.	188,004	2,874,581
Hasbro, Inc.	68,800	5,431,072
Leggett & Platt, Inc.	71,322	2,924,202
Mohawk Industries, Inc. *	31,927	2,947,820
Newell Brands, Inc.	205,328	3,281,142
Polaris, Inc.	31,121	3,144,466
PulteGroup, Inc.	135,829	6,056,615
PVH Corp.	38,312	2,136,277
Ralph Lauren Corp.	25,806	1,776,227
Tapestry, Inc.	148,817	2,192,074
VF Corp.	171,619	11,283,949
Whirlpool Corp.	33,533	5,959,485
		59,422,569

Consumer Services 2.4%
Aramark	136,464	3,760,948
Carnival Corp.	256,133	4,221,072
Darden Restaurants, Inc.	70,101	6,075,654
DraftKings, Inc., Class A *	132,075	4,670,172
H&R Block, Inc.	104,549	1,515,960
Hilton Worldwide Holdings, Inc.	149,166	13,478,640
Las Vegas Sands Corp.	181,000	9,178,510
McDonald's Corp.	400,776	85,573,691
MGM Resorts International	266,162	5,988,645
Royal Caribbean Cruises Ltd.	92,485	6,366,667

41
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Service Corp. International	96,105	4,387,193
Wynn Resorts Ltd.	52,451	4,586,840
Yum! Brands, Inc.	162,215	15,548,308
		165,352,300

Diversified Financials 4.5%
AGNC Investment Corp.	301,857	4,259,202
Ally Financial, Inc.	201,364	4,607,208
American Express Co.	355,955	36,161,468
Annaly Capital Management, Inc.	772,082	5,674,803
Apollo Global Management, Inc.	111,140	5,209,132
Capital One Financial Corp.	245,477	16,945,277
Discover Financial Services	164,825	8,748,911
Eaton Vance Corp.	61,212	2,510,916
Equitable Holdings, Inc.	218,610	4,632,346
Franklin Resources, Inc.	149,985	3,158,684
Invesco Ltd.	201,718	2,057,524
Jefferies Financial Group, Inc.	122,090	2,141,459
KKR & Co., Inc.	300,827	10,775,623
Lazard Ltd., Class A	61,349	1,942,923
Morgan Stanley	645,705	33,744,543
Nasdaq, Inc.	61,937	8,325,572
Northern Trust Corp.	112,114	9,181,015
Raymond James Financial, Inc.	65,908	4,990,554
Santander Consumer USA Holdings, Inc.	51,959	894,214
Starwood Property Trust, Inc.	151,081	2,356,864
State Street Corp.	189,885	12,929,270
Synchrony Financial	289,587	7,184,653
T. Rowe Price Group, Inc.	122,621	17,070,069
TD Ameritrade Holding Corp.	143,246	5,497,782
The Bank of New York Mellon Corp.	434,258	16,058,861
The Blackstone Group, Inc., Class A	361,320	19,131,894
The Carlyle Group, Inc.	62,165	1,604,479
The Charles Schwab Corp. (a)	615,808	21,879,658
The Goldman Sachs Group, Inc.	166,904	34,193,623
		303,868,527

Energy 5.0%
Apache Corp.	204,214	3,022,367
Baker Hughes Co.	353,282	5,044,867
Chevron Corp.	1,006,564	84,480,917
ConocoPhillips	578,591	21,922,813
Continental Resources, Inc.	46,112	792,204
Devon Energy Corp.	207,254	2,252,851
EOG Resources, Inc.	313,479	14,213,138
Exxon Mobil Corp.	2,279,613	91,047,743
Halliburton Co.	472,705	7,648,367
Helmerich & Payne, Inc.	57,835	953,121
Hess Corp.	140,696	6,477,644
HollyFrontier Corp.	80,242	1,915,377
Kinder Morgan, Inc.	1,049,678	14,506,550
Marathon Oil Corp.	425,030	2,244,158
Marathon Petroleum Corp.	350,463	12,427,418
National Oilwell Varco, Inc.	209,741	2,516,892
Noble Energy, Inc.	257,359	2,560,722
Occidental Petroleum Corp.	484,642	6,174,339
ONEOK, Inc.	236,983	6,512,293
Phillips 66	235,152	13,749,337
Schlumberger N.V.	748,097	14,221,324
Targa Resources Corp.	125,321	2,131,710
TechnipFMC plc	227,056	1,748,331
The Williams Cos., Inc.	653,773	13,572,328
Valero Energy Corp.	219,836	11,561,175
WPX Energy, Inc. *	218,107	1,212,675
		344,910,661

Security	Number of Shares	Value ($)
Food & Staples Retailing 2.2%
Sysco Corp.	273,461	16,445,945
The Kroger Co.	423,518	15,111,122
Walgreens Boots Alliance, Inc.	397,567	15,115,497
Walmart, Inc.	763,476	106,008,643
		152,681,207

Food, Beverage & Tobacco 7.1%
Altria Group, Inc.	1,001,747	43,816,414
Archer-Daniels-Midland Co.	299,471	13,404,322
Brown-Forman Corp., Class A	29,898	1,987,619
Brown-Forman Corp., Class B	98,330	7,194,806
Bunge Ltd.	76,736	3,500,696
Campbell Soup Co.	91,284	4,802,451
Conagra Brands, Inc.	262,942	10,086,455
General Mills, Inc.	326,601	20,886,134
Hormel Foods Corp.	150,941	7,694,972
Ingredion, Inc.	35,913	2,888,842
Kellogg Co.	135,064	9,577,388
Lamb Weston Holdings, Inc.	78,837	4,954,905
McCormick & Co., Inc. Non-Voting Shares	66,644	13,741,993
Molson Coors Beverage Co., Class B	100,890	3,797,500
Mondelez International, Inc., Class A	769,515	44,955,066
PepsiCo, Inc.	748,129	104,782,948
Philip Morris International, Inc.	839,437	66,978,678
Pilgrim's Pride Corp. *	28,119	449,904
The Coca-Cola Co.	2,084,067	103,223,839
The J.M. Smucker Co.	61,430	7,382,657
The Kraft Heinz Co.	336,014	11,773,931
		487,881,520

Health Care Equipment & Services 4.2%
Abbott Laboratories	953,619	104,392,672
Baxter International, Inc.	274,259	23,879,731
Cardinal Health, Inc.	157,192	7,979,066
CVS Health Corp.	704,680	43,774,722
DENTSPLY SIRONA, Inc.	118,315	5,308,794
Encompass Health Corp.	53,809	3,510,499
McKesson Corp.	87,229	13,384,418
Medtronic plc	723,005	77,701,347
Quest Diagnostics, Inc.	71,974	8,006,388
		287,937,637

Household & Personal Products 3.9%
Colgate-Palmolive Co.	461,860	36,607,024
Herbalife Nutrition Ltd. *	44,877	2,205,705
Kimberly-Clark Corp.	183,702	28,980,827
Reynolds Consumer Products, Inc.	26,000	863,980
The Clorox Co.	67,361	15,055,183
The Procter & Gamble Co.	1,334,727	184,632,786
		268,345,505

Insurance 3.8%
Aflac, Inc.	386,666	14,043,709
American Financial Group, Inc.	40,362	2,698,200
American International Group, Inc.	463,925	13,518,775
Arthur J. Gallagher & Co.	102,334	10,775,770
Assurant, Inc.	32,234	3,918,365
Axis Capital Holdings Ltd.	45,733	2,184,208
Brown & Brown, Inc.	126,579	5,873,266
Chubb Ltd.	243,426	30,428,250
Cincinnati Financial Corp.	81,365	6,461,195
CNA Financial Corp.	14,367	462,186

42
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Erie Indemnity Co., Class A	9,954	2,124,582
Fidelity National Financial, Inc.	155,668	5,110,580
Globe Life, Inc.	52,896	4,362,862
Lincoln National Corp.	104,382	3,762,971
Loews Corp.	130,769	4,689,376
Marsh & McLennan Cos., Inc.	275,158	31,618,406
MetLife, Inc.	415,433	15,977,553
Old Republic International Corp.	153,845	2,478,443
Principal Financial Group, Inc.	137,453	5,788,146
Prudential Financial, Inc.	212,814	14,422,405
Reinsurance Group of America, Inc.	36,646	3,359,705
The Allstate Corp.	169,156	15,731,508
The Hartford Financial Services Group, Inc.	192,901	7,802,845
The Progressive Corp.	315,678	30,002,037
The Travelers Cos., Inc.	136,169	15,801,051
Unum Group	108,818	2,010,957
W.R. Berkley Corp.	76,325	4,735,966
		260,143,317

Materials 3.6%
Air Products and Chemicals, Inc.	119,078	34,801,736
Albemarle Corp.	57,379	5,222,063
Amcor plc	847,333	9,371,503
Avery Dennison Corp.	44,952	5,187,011
Ball Corp.	175,691	14,120,286
Celanese Corp.	63,830	6,456,404
CF Industries Holdings, Inc.	115,465	3,767,623
Corteva, Inc.	403,700	11,525,635
Crown Holdings, Inc. *	72,669	5,584,613
Dow, Inc.	399,521	18,026,387
DuPont de Nemours, Inc.	395,635	22,060,608
Eastman Chemical Co.	73,147	5,347,777
FMC Corp.	69,746	7,453,058
Freeport-McMoRan, Inc.	783,716	12,233,807
Huntsman Corp.	106,214	2,296,347
International Flavors & Fragrances, Inc.	57,568	7,126,343
International Paper Co.	211,831	7,683,110
LyondellBasell Industries N.V., Class A	138,308	9,056,408
Nucor Corp.	162,279	7,377,203
Packaging Corp. of America	51,225	5,186,019
PPG Industries, Inc.	127,108	15,303,803
Reliance Steel & Aluminum Co.	34,095	3,575,543
RPM International, Inc.	69,872	5,923,049
Sealed Air Corp.	83,953	3,299,353
Sonoco Products Co.	53,965	2,861,764
Steel Dynamics, Inc.	113,799	3,359,346
The Mosaic Co.	188,688	3,439,782
W.R. Grace & Co.	29,774	1,212,100
Westrock Co.	139,913	4,243,561
		243,102,242

Media & Entertainment 2.2%
Comcast Corp., Class A	2,455,082	110,012,224
DISH Network Corp., Class A *	138,369	4,914,867
Liberty Media Corp. - Liberty Formula One, Class A *	13,560	490,601
Liberty Media Corp. - Liberty Formula One, Class C *	109,967	4,286,514
News Corp., Class A	210,007	3,175,306
News Corp., Class B	65,115	981,283
Omnicom Group, Inc.	115,559	6,250,586
Snap, Inc., Class A *	442,777	10,002,333
The Interpublic Group of Cos., Inc.	209,820	3,726,403
ViacomCBS, Inc., Class B	297,825	8,294,426
		152,134,543

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 12.3%
AbbVie, Inc.	950,092	90,990,311
Agilent Technologies, Inc.	166,320	16,701,855
Amgen, Inc.	317,135	80,336,638
Bristol-Myers Squibb Co.	1,219,805	75,871,871
Elanco Animal Health, Inc. *	215,219	6,254,264
Eli Lilly and Co.	454,039	67,374,847
Gilead Sciences, Inc.	676,089	45,128,941
Johnson & Johnson	1,420,410	217,905,098
Merck & Co., Inc.	1,360,838	116,038,656
Mylan N.V. *	279,137	4,572,264
Perrigo Co., plc	73,567	3,847,554
Pfizer, Inc.	2,994,746	113,171,452
Royalty Pharma plc, Class A *	41,316	1,709,656
		839,903,407

Real Estate 3.3%
American Campus Communities, Inc.	73,911	2,505,583
Americold Realty Trust	108,223	4,150,352
Apartment Investment & Management Co., Class A	79,749	2,873,356
Boston Properties, Inc.	77,905	6,767,607
Brixmor Property Group, Inc.	160,727	1,896,579
Camden Property Trust	52,621	4,785,354
CubeSmart	104,309	3,298,251
Douglas Emmett, Inc.	88,590	2,473,433
Duke Realty Corp.	198,458	7,650,556
Equity Residential	188,781	10,656,687
Federal Realty Investment Trust	37,688	2,986,397
Gaming & Leisure Properties, Inc.	112,188	4,078,034
Healthcare Trust of America, Inc., Class A	117,999	3,113,994
Healthpeak Properties, Inc.	290,015	8,016,015
Highwoods Properties, Inc.	55,469	2,066,775
Host Hotels & Resorts, Inc.	381,282	4,281,797
Iron Mountain, Inc.	155,367	4,674,993
JBG SMITH Properties	63,255	1,750,266
Jones Lang LaSalle, Inc.	27,755	2,859,875
Kimco Realty Corp.	233,720	2,802,303
Lamar Advertising Co., Class A	46,671	3,231,033
Medical Properties Trust, Inc.	285,236	5,299,685
National Retail Properties, Inc.	92,939	3,293,758
Omega Healthcare Investors, Inc.	122,462	3,792,648
Park Hotels & Resorts, Inc.	126,644	1,201,851
Prologis, Inc.	398,130	40,553,522
Realty Income Corp.	185,307	11,494,593
Regency Centers Corp.	91,665	3,640,017
Simon Property Group, Inc.	165,006	11,195,657
SL Green Realty Corp.	41,449	1,938,155
The Macerich Co. (b)	62,137	492,746
UDR, Inc.	159,231	5,542,831
Ventas, Inc.	200,934	8,280,490
VEREIT, Inc.	577,351	3,879,799
VICI Properties, Inc.	252,874	5,649,205
Vornado Realty Trust	85,526	3,064,397
Welltower, Inc.	225,137	12,949,880
Weyerhaeuser Co.	401,715	12,175,982
WP Carey, Inc.	92,976	6,449,745
		227,814,201

Retailing 1.7%
Best Buy Co., Inc.	122,567	13,593,906
Foot Locker, Inc.	56,110	1,701,816
Genuine Parts Co.	77,769	7,344,504
Kohl's Corp.	84,446	1,803,767
L Brands, Inc.	125,889	3,701,137

43
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Macy's, Inc. (b)	165,744	1,155,236
Target Corp.	269,589	40,764,553
The Gap, Inc.	113,934	1,981,312
The TJX Cos., Inc.	645,795	35,383,108
Tiffany & Co.	58,827	7,206,307
Williams-Sonoma, Inc.	42,047	3,690,045
		118,325,691

Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. *	631,358	57,339,934
Analog Devices, Inc.	198,547	23,206,173
Applied Materials, Inc.	494,173	30,441,057
Intel Corp.	2,282,683	116,302,699
KLA Corp.	83,628	17,155,448
Marvell Technology Group Ltd.	357,453	13,862,027
Maxim Integrated Products, Inc.	143,908	9,849,063
Microchip Technology, Inc.	132,231	14,505,741
NXP Semiconductor N.V.	150,450	18,920,592
QUALCOMM, Inc.	606,464	72,229,862
Teradyne, Inc.	89,316	7,589,180
Texas Instruments, Inc.	494,844	70,342,075
Xilinx, Inc.	131,043	13,649,439
		465,393,290

Software & Services 2.7%
Booz Allen Hamilton Holding Corp.	74,400	6,551,664
CDK Global, Inc.	65,594	3,057,992
Ceridian HCM Holding, Inc. *	58,580	4,658,282
Citrix Systems, Inc.	62,679	9,100,991
DXC Technology Co.	136,810	2,733,464
International Business Machines Corp.	478,616	59,018,139
Leidos Holdings, Inc.	71,960	6,511,660
NortonLifeLock, Inc.	292,295	6,874,778
Nuance Communications, Inc. *	150,993	4,523,750
Oracle Corp.	1,121,960	64,198,551
Paychex, Inc.	172,195	13,167,752
Sabre Corp.	167,630	1,171,734
The Western Union Co.	221,931	5,235,352
		186,804,109

Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	42,527	3,340,921
Avnet, Inc.	53,439	1,470,107
Cisco Systems, Inc.	2,286,507	96,536,326
Corning, Inc.	409,264	13,284,709
FLIR Systems, Inc.	70,659	2,607,317
Hewlett Packard Enterprise Co.	692,436	6,695,856
HP, Inc.	770,598	15,065,191
Jabil, Inc.	73,615	2,513,952
Juniper Networks, Inc.	177,781	4,444,525
Keysight Technologies, Inc. *	100,658	9,916,826
Motorola Solutions, Inc.	91,663	14,184,849
National Instruments Corp.	62,895	2,257,302
NetApp, Inc.	119,445	5,660,499
Seagate Technology plc	121,852	5,847,677
TE Connectivity Ltd.	177,683	17,164,178
Western Digital Corp.	161,544	6,206,520
Xerox Holdings Corp.	99,494	1,876,457
		209,073,212

Telecommunication Services 3.8%
AT&T, Inc.	3,841,241	114,507,394
CenturyLink, Inc.	532,967	5,729,395
Liberty Global plc, Class A *	88,540	2,069,180
Security	Number of Shares	Value ($)
Liberty Global plc, Class C *	209,185	4,813,347
Verizon Communications, Inc.	2,230,904	132,225,680
		259,344,996

Transportation 3.4%
American Airlines Group, Inc. (b)	268,999	3,510,437
C.H. Robinson Worldwide, Inc.	72,561	7,132,746
CSX Corp.	412,811	31,563,529
Delta Air Lines, Inc.	305,759	9,432,665
Expeditors International of Washington, Inc.	89,671	7,926,020
FedEx Corp.	129,517	28,473,017
Southwest Airlines Co.	289,527	10,880,425
Union Pacific Corp.	365,811	70,396,669
United Parcel Service, Inc., Class B	379,591	62,108,679
		231,424,187

Utilities 5.6%
Alliant Energy Corp.	134,417	7,278,681
Ameren Corp.	133,236	10,540,300
American Electric Power Co., Inc.	267,077	21,053,680
American Water Works Co., Inc.	97,519	13,783,335
Atmos Energy Corp.	65,890	6,577,140
Avangrid, Inc.	30,330	1,457,053
CenterPoint Energy, Inc.	293,924	5,899,055
CMS Energy Corp.	153,963	9,313,222
Consolidated Edison, Inc.	179,994	12,840,772
Dominion Energy, Inc.	452,594	35,501,473
DTE Energy Co.	103,862	12,325,304
Duke Energy Corp.	396,425	31,848,784
Edison International	203,862	10,698,678
Entergy Corp.	107,660	10,673,412
Essential Utilities, Inc.	120,361	5,115,343
Evergy, Inc.	122,104	6,498,375
Eversource Energy	181,150	15,526,366
Exelon Corp.	525,513	19,396,685
FirstEnergy Corp.	291,290	8,327,981
National Fuel Gas Co.	48,769	2,225,817
NiSource, Inc.	206,669	4,579,785
OGE Energy Corp.	107,524	3,425,715
Pinnacle West Capital Corp.	60,684	4,451,171
PPL Corp.	414,680	11,457,608
Public Service Enterprise Group, Inc.	272,354	14,227,773
Sempra Energy	157,684	19,497,627
The AES Corp.	358,624	6,365,576
The Southern Co.	569,507	29,716,875
UGI Corp.	112,711	3,891,911
Vistra Corp.	242,836	4,669,736
WEC Energy Group, Inc.	170,185	16,011,005
Xcel Energy, Inc.	282,953	19,658,160
		384,834,398
Total Common Stock
(Cost $6,627,277,586)		6,827,762,866

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	4,211,285	4,211,285

44
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	4,667,805	4,667,805
Total Other Investment Companies
(Cost $8,879,090)		8,879,090

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/18/20	290	17,389,850	241,092
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,382,702.
(c)	The rate shown is the 7-day yield.
45
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Autoliv, Inc.	166,509	13,044,315
BorgWarner, Inc.	439,980	17,858,788
Gentex Corp.	518,770	14,032,729
Harley-Davidson, Inc.	325,533	9,020,519
Lear Corp.	115,489	13,157,662
		67,114,013

Banks 3.4%
Associated Banc-Corp.	325,252	4,371,387
Bank OZK	255,859	5,894,991
BankUnited, Inc.	195,543	4,571,795
BOK Financial Corp.	66,973	3,759,864
CIT Group, Inc.	208,351	4,098,264
Comerica, Inc.	295,449	11,679,099
Commerce Bancshares, Inc.	212,653	12,667,739
Cullen/Frost Bankers, Inc.	120,269	8,353,885
East West Bancorp, Inc.	300,565	11,054,781
Essent Group Ltd.	234,339	8,365,902
F.N.B. Corp.	683,884	5,129,130
First Citizens BancShares, Inc., Class A	16,638	6,541,230
First Hawaiian, Inc.	275,064	4,546,808
First Horizon National Corp.	1,175,424	11,225,299
Investors Bancorp, Inc.	428,752	3,322,828
MGIC Investment Corp.	718,297	6,586,783
New York Community Bancorp, Inc.	985,604	8,919,716
PacWest Bancorp	247,254	4,717,606
People's United Financial, Inc.	902,481	9,548,249
Pinnacle Financial Partners, Inc.	151,748	6,062,333
Popular, Inc.	186,267	6,899,330
Prosperity Bancshares, Inc.	196,811	10,730,136
Radian Group, Inc.	412,715	6,372,320
Signature Bank	113,340	10,997,380
Sterling Bancorp	411,745	4,805,064
Synovus Financial Corp.	313,680	6,860,182
TCF Financial Corp.	323,366	8,692,078
TFS Financial Corp.	107,072	1,654,262
Webster Financial Corp.	191,190	5,257,725
Western Alliance Bancorp	195,972	6,917,812
Wintrust Financial Corp.	122,561	5,333,855
Zions Bancorp NA	348,148	11,196,440
		227,134,273

Capital Goods 11.0%
A.O. Smith Corp.	286,875	14,048,269
Acuity Brands, Inc.	84,230	9,205,497
AECOM *	340,005	13,433,598
AGCO Corp.	132,031	9,387,404
Air Lease Corp.	224,727	6,984,515
Allegion plc	195,605	20,223,601
Allison Transmission Holdings, Inc.	239,548	8,592,587
Armstrong World Industries, Inc.	101,270	7,467,650
BWX Technologies, Inc.	202,275	11,248,513
Carlisle Cos., Inc.	116,313	15,231,187
Colfax Corp. *	177,868	5,919,447
Security	Number of Shares	Value ($)
Crane Co.	104,358	5,900,401
Curtiss-Wright Corp.	88,136	9,018,075
Donaldson Co., Inc.	267,770	13,484,897
EMCOR Group, Inc.	116,257	8,720,438
Flowserve Corp.	276,730	8,213,346
Fortune Brands Home & Security, Inc.	296,417	24,922,741
Generac Holdings, Inc. *	132,913	25,250,812
Graco, Inc.	353,439	20,506,531
GrafTech International Ltd.	117,228	780,738
HD Supply Holdings, Inc. *	343,145	13,609,131
Hexcel Corp.	177,589	6,995,231
Howmet Aerospace, Inc.	814,647	14,272,615
Hubbell, Inc.	114,794	16,635,946
Huntington Ingalls Industries, Inc.	85,762	12,994,658
IDEX Corp.	159,850	28,809,765
Ingersoll Rand, Inc. *	732,997	25,698,875
ITT, Inc.	182,643	11,471,807
Jacobs Engineering Group, Inc.	275,709	24,888,251
Lennox International, Inc.	73,806	20,690,036
Lincoln Electric Holdings, Inc.	125,792	12,165,344
MasTec, Inc. *	123,370	5,700,928
Mercury Systems, Inc. *	118,201	8,952,544
MSC Industrial Direct Co., Inc., Class A	96,163	6,337,142
Nordson Corp.	108,899	20,308,574
nVent Electric plc	332,579	6,358,910
Oshkosh Corp.	144,153	11,101,223
Owens Corning	228,422	15,450,464
Pentair plc	351,677	15,874,700
Quanta Services, Inc.	292,359	14,983,399
Regal Beloit Corp.	85,839	8,486,044
Sensata Technologies Holding plc *	333,817	13,900,140
Snap-on, Inc.	115,336	17,100,869
Spirit AeroSystems Holdings, Inc., Class A	223,411	4,593,330
Teledyne Technologies, Inc. *	77,731	24,377,219
The Middleby Corp. *	118,114	11,563,361
The Timken Co.	143,260	7,763,259
The Toro Co.	227,391	17,117,994
Trex Co., Inc. *	122,645	18,334,201
United Rentals, Inc. *	152,876	27,066,696
Watsco, Inc.	69,437	17,011,371
Westinghouse Air Brake Technologies Corp.	383,524	25,523,522
Woodward, Inc.	120,484	10,324,274
		735,002,070

Commercial & Professional Services 1.7%
ADT, Inc. (a)	224,611	2,392,107
ASGN, Inc. *	111,604	8,009,819
Cimpress plc *	50,967	4,724,641
Clean Harbors, Inc. *	108,357	6,620,613
IAA, Inc. *	284,533	14,886,766
Insperity, Inc.	77,147	5,197,393
KAR Auction Services, Inc.	274,606	4,761,668
ManpowerGroup, Inc.	122,901	9,009,872
Nielsen Holdings plc	756,999	11,566,945
Robert Half International, Inc.	243,419	12,949,891
Rollins, Inc.	298,641	16,467,065

46
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	194,125	12,445,354
TriNet Group, Inc. *	90,729	6,155,055
		115,187,189

Consumer Durables & Apparel 3.4%
Brunswick Corp.	168,040	10,399,996
Capri Holdings Ltd. *	316,200	5,008,608
Carter's, Inc.	92,769	7,386,268
Columbia Sportswear Co.	60,208	5,151,998
Hanesbrands, Inc.	739,400	11,305,426
Leggett & Platt, Inc.	281,128	11,526,248
Mattel, Inc. *	734,839	7,895,845
Mohawk Industries, Inc. *	126,011	11,634,596
Newell Brands, Inc.	810,708	12,955,114
NVR, Inc. *	7,343	30,608,121
Polaris, Inc.	122,273	12,354,464
PulteGroup, Inc.	534,925	23,852,306
PVH Corp.	150,303	8,380,895
Ralph Lauren Corp.	101,149	6,962,086
Skechers U.S.A., Inc., Class A *	289,588	8,644,202
Tapestry, Inc.	583,576	8,596,074
Toll Brothers, Inc.	244,637	10,328,574
Under Armour, Inc., Class A *	399,019	3,914,376
Under Armour, Inc., Class C *	419,816	3,715,372
Whirlpool Corp.	131,895	23,440,379
		224,060,948

Consumer Services 3.6%
Aramark	536,322	14,781,034
Bright Horizons Family Solutions, Inc. *	123,475	16,423,410
Chegg, Inc. *	249,059	18,365,611
Choice Hotels International, Inc.	66,783	6,630,884
Churchill Downs, Inc.	74,374	12,997,600
Cracker Barrel Old Country Store, Inc.	50,164	6,707,428
Domino's Pizza, Inc.	82,970	33,931,411
Dunkin' Brands Group, Inc.	174,357	13,265,081
Grand Canyon Education, Inc. *	100,545	9,455,252
H&R Block, Inc.	408,282	5,920,089
Marriott Vacations Worldwide Corp.	77,496	7,336,546
Planet Fitness, Inc., Class A *	169,933	10,330,227
Service Corp. International	377,979	17,254,741
ServiceMaster Global Holdings, Inc. *	280,284	11,183,332
Six Flags Entertainment Corp.	166,568	3,619,523
Texas Roadhouse, Inc.	138,092	8,698,415
The Wendy's Co.	378,680	7,929,559
Vail Resorts, Inc.	85,439	18,597,507
Wyndham Destinations, Inc.	180,204	5,224,114
Wyndham Hotels & Resorts, Inc.	197,086	10,319,423
		238,971,187

Diversified Financials 3.7%
Affiliated Managers Group, Inc.	100,053	6,868,639
AGNC Investment Corp.	1,185,600	16,728,816
Apollo Global Management, Inc.	436,659	20,466,207
Blackstone Mortgage Trust, Inc., Class A	307,777	7,315,859
Chimera Investment Corp.	407,309	3,620,977
Credit Acceptance Corp. *	27,703	10,715,520
Eaton Vance Corp.	241,331	9,899,398
FactSet Research Systems, Inc.	80,293	28,134,667
Invesco Ltd.	800,226	8,162,305
Janus Henderson Group plc	324,901	6,731,949
Jefferies Financial Group, Inc.	477,946	8,383,173
Lazard Ltd., Class A	239,000	7,569,130
LPL Financial Holdings, Inc.	167,431	13,756,131
MFA Financial, Inc.	963,249	2,581,507
Security	Number of Shares	Value ($)
Morningstar, Inc.	43,513	6,968,607
Navient Corp.	361,534	3,286,344
New Residential Investment Corp.	883,275	6,836,549
OneMain Holdings, Inc.	159,166	4,628,547
Raymond James Financial, Inc.	258,786	19,595,276
Santander Consumer USA Holdings, Inc.	203,773	3,506,933
SEI Investments Co.	263,653	13,804,871
SLM Corp.	795,460	6,077,314
Starwood Property Trust, Inc.	598,108	9,330,485
The Carlyle Group, Inc.	243,390	6,281,896
Two Harbors Investment Corp.	584,069	3,183,176
Voya Financial, Inc.	267,757	13,899,266
		248,333,542

Energy 1.5%
Antero Midstream Corp.	594,473	4,024,582
Apache Corp.	801,717	11,865,412
Cabot Oil & Gas Corp.	846,231	16,053,002
Cimarex Energy Co.	216,192	6,005,814
Devon Energy Corp.	813,883	8,846,908
Equitrans Midstream Corp.	861,357	8,854,750
Helmerich & Payne, Inc.	227,457	3,748,491
HollyFrontier Corp.	316,678	7,559,104
Murphy Oil Corp.	309,249	4,249,081
National Oilwell Varco, Inc.	824,837	9,898,044
Parsley Energy, Inc., Class A	655,998	7,051,979
Targa Resources Corp.	495,580	8,429,816
WPX Energy, Inc. *	865,311	4,811,129
		101,398,112

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	78,129	13,895,243
Performance Food Group Co. *	280,726	10,249,306
US Foods Holding Corp. *	466,658	11,363,122
		35,507,671

Food, Beverage & Tobacco 1.2%
Beyond Meat, Inc. *	22,350	3,036,248
Bunge Ltd.	301,768	13,766,656
Flowers Foods, Inc.	407,842	9,975,815
Ingredion, Inc.	142,214	11,439,694
Lamb Weston Holdings, Inc.	309,550	19,455,218
Lancaster Colony Corp.	42,093	7,480,768
Pilgrim's Pride Corp. *	110,573	1,769,168
Post Holdings, Inc. *	136,099	11,979,434
Seaboard Corp.	549	1,472,967
		80,375,968

Health Care Equipment & Services 6.4%
1Life Healthcare, Inc. *	61,811	1,803,027
ABIOMED, Inc. *	95,365	29,336,181
Chemed Corp.	33,702	17,427,641
DaVita, Inc. *	181,042	15,707,204
DENTSPLY SIRONA, Inc.	464,398	20,837,538
Encompass Health Corp.	211,092	13,771,642
Envista Holdings Corp. *	337,203	8,089,500
Guardant Health, Inc. *	110,428	10,545,874
Haemonetics Corp. *	106,716	9,568,157
HealthEquity, Inc. *	160,949	9,251,349
Henry Schein, Inc. *	302,624	20,106,339
Hill-Rom Holdings, Inc.	141,325	13,254,872
ICU Medical, Inc. *	41,197	8,249,287
Insulet Corp. *	138,814	30,296,155
Integra LifeSciences Holdings Corp. *	149,659	7,152,204

47
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
LivaNova plc *	103,471	4,852,790
Masimo Corp. *	105,568	23,647,232
Molina Healthcare, Inc. *	125,552	23,223,353
Penumbra, Inc. *	70,190	14,680,239
Schrodinger, Inc. *	39,444	2,384,784
STERIS plc	180,151	28,759,306
Teladoc Health, Inc. *	157,918	34,061,333
Varian Medical Systems, Inc. *	192,594	33,447,800
West Pharmaceutical Services, Inc.	156,141	44,337,798
		424,791,605

Household & Personal Products 0.2%
Coty, Inc., Class A	627,095	2,245,000
Herbalife Nutrition Ltd. *	177,091	8,704,023
Reynolds Consumer Products, Inc.	101,944	3,387,599
		14,336,622

Insurance 3.9%
Alleghany Corp.	30,378	16,846,424
American Financial Group, Inc.	157,668	10,540,106
American National Group, Inc.	19,388	1,454,294
Assurant, Inc.	126,630	15,393,143
Assured Guaranty Ltd.	183,999	3,946,779
Athene Holding Ltd., Class A *	251,750	9,203,980
Axis Capital Holdings Ltd.	178,645	8,532,085
Brighthouse Financial, Inc. *	199,700	6,062,892
Brown & Brown, Inc.	499,535	23,178,424
Erie Indemnity Co., Class A	39,160	8,358,310
Everest Re Group Ltd.	84,839	18,671,367
First American Financial Corp.	236,643	12,440,323
Globe Life, Inc.	207,825	17,141,406
Kemper Corp.	129,915	10,089,199
Old Republic International Corp.	607,203	9,782,040
Primerica, Inc.	86,379	10,784,418
Reinsurance Group of America, Inc.	144,101	13,211,180
RenaissanceRe Holdings Ltd.	106,600	19,586,684
Selective Insurance Group, Inc.	126,483	7,564,948
The Hanover Insurance Group, Inc.	80,356	8,235,686
Unum Group	432,598	7,994,411
W.R. Berkley Corp.	299,503	18,584,161
		257,602,260

Materials 6.3%
Albemarle Corp.	225,536	20,526,031
Alcoa Corp. *	394,099	5,761,727
AptarGroup, Inc.	136,175	16,121,758
Ashland Global Holdings, Inc.	128,384	9,460,617
Avery Dennison Corp.	176,683	20,387,451
Axalta Coating Systems Ltd. *	443,471	10,576,783
Berry Global Group, Inc. *	280,552	14,459,650
CF Industries Holdings, Inc.	452,939	14,779,400
Crown Holdings, Inc. *	285,701	21,956,122
Eagle Materials, Inc.	88,536	7,239,589
Eastman Chemical Co.	288,354	21,081,561
FMC Corp.	274,533	29,336,596
Graphic Packaging Holding Co.	591,451	8,268,485
Huntsman Corp.	415,355	8,979,975
International Flavors & Fragrances, Inc.	226,558	28,045,615
NewMarket Corp.	15,330	5,710,272
Packaging Corp. of America	200,975	20,346,709
Reliance Steel & Aluminum Co.	135,124	14,170,454
Royal Gold, Inc.	139,158	18,970,019
RPM International, Inc.	274,641	23,281,318
Sealed Air Corp.	330,532	12,989,908
Sonoco Products Co.	213,091	11,300,216
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	446,633	13,184,606
The Mosaic Co.	738,797	13,468,269
The Scotts Miracle-Gro Co.	83,688	14,103,939
Valvoline, Inc.	391,900	7,994,760
W.R. Grace & Co.	117,666	4,790,183
Westlake Chemical Corp.	72,994	4,330,004
Westrock Co.	550,353	16,692,206
		418,314,223

Media & Entertainment 3.7%
Altice USA, Inc., Class A *	576,503	15,899,953
Cable One, Inc.	11,160	20,538,083
Cinemark Holdings, Inc.	226,262	3,314,738
DISH Network Corp., Class A *	545,603	19,379,819
Liberty Media Corp. - Liberty Formula One, Class A *	54,958	1,988,380
Liberty Media Corp. - Liberty Formula One, Class C *	431,393	16,815,699
Madison Square Garden Entertainment Corp. *	36,930	2,776,028
Madison Square Garden Sports Corp. *	36,714	6,021,096
Match Group, Inc. *	454,678	50,778,439
News Corp., Class A	824,711	12,469,630
News Corp., Class B	257,486	3,880,314
Pinterest, Inc., Class A *	239,176	8,799,285
The Interpublic Group of Cos., Inc.	827,268	14,692,280
The New York Times Co., Class A	306,413	13,276,875
TripAdvisor, Inc.	213,318	4,985,242
Zillow Group, Inc., Class A *	74,216	6,329,140
Zillow Group, Inc., Class C *	294,735	25,276,474
Zynga, Inc., Class A *	2,026,318	18,358,441
		245,579,916

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Adaptive Biotechnologies Corp. *	48,147	2,003,397
Alkermes plc *	337,545	5,582,994
Allogene Therapeutics, Inc. *	136,665	4,872,107
Alnylam Pharmaceuticals, Inc. *	239,823	31,810,123
Avantor, Inc. *	941,481	21,249,226
Bio-Rad Laboratories, Inc., Class A *	45,325	23,051,842
Bio-Techne Corp.	81,042	20,702,989
Bluebird Bio, Inc. *	137,081	8,128,903
Bruker Corp.	216,299	9,088,884
Catalent, Inc. *	344,922	31,905,285
Charles River Laboratories International, Inc. *	104,940	22,976,613
Exelixis, Inc. *	649,759	14,437,645
FibroGen, Inc. *	169,807	7,612,448
Horizon Therapeutics plc *	429,707	32,279,590
Ionis Pharmaceuticals, Inc. *	268,982	14,659,519
Jazz Pharmaceuticals plc *	117,497	15,790,422
Mylan N.V. *	1,096,805	17,965,666
Neurocrine Biosciences, Inc. *	196,924	22,925,892
PerkinElmer, Inc.	236,186	27,803,816
Perrigo Co., plc	289,489	15,140,275
PRA Health Sciences, Inc. *	135,105	14,444,076
Repligen Corp. *	99,953	15,483,719
Sage Therapeutics, Inc. *	109,860	5,761,058
Sarepta Therapeutics, Inc. *	157,111	23,004,193
Syneos Health, Inc. *	132,384	8,353,430
United Therapeutics Corp. *	93,487	9,999,369
		427,033,481

48
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Real Estate 8.7%
American Campus Communities, Inc.	292,490	9,915,411
American Homes 4 Rent, Class A	541,679	15,513,687
Americold Realty Trust	425,204	16,306,573
Apartment Investment & Management Co., Class A	316,138	11,390,452
Brixmor Property Group, Inc.	628,270	7,413,586
Camden Property Trust	206,601	18,788,295
Cousins Properties, Inc.	314,476	9,387,109
CubeSmart	410,105	12,967,520
CyrusOne, Inc.	244,213	20,399,112
Douglas Emmett, Inc.	350,309	9,780,627
Duke Realty Corp.	781,221	30,116,070
EastGroup Properties, Inc.	82,740	11,017,658
EPR Properties	164,255	5,307,079
Equity Commonwealth	257,249	8,075,046
Equity LifeStyle Properties, Inc.	386,239	25,603,783
Federal Realty Investment Trust	149,435	11,841,229
First Industrial Realty Trust, Inc.	269,400	11,489,910
Gaming & Leisure Properties, Inc.	438,712	15,947,181
Healthcare Realty Trust, Inc.	285,728	8,243,253
Healthcare Trust of America, Inc., Class A	463,999	12,244,934
Highwoods Properties, Inc.	219,697	8,185,910
Hudson Pacific Properties, Inc.	326,108	7,657,016
Iron Mountain, Inc.	610,729	18,376,836
JBG SMITH Properties	248,780	6,883,743
Jones Lang LaSalle, Inc.	109,708	11,304,312
Kilroy Realty Corp.	224,873	13,159,568
Kimco Realty Corp.	919,244	11,021,736
Lamar Advertising Co., Class A	183,439	12,699,482
Life Storage, Inc.	99,390	10,478,688
Medical Properties Trust, Inc.	1,120,000	20,809,600
National Retail Properties, Inc.	365,262	12,944,885
Omega Healthcare Investors, Inc.	482,023	14,928,252
Paramount Group, Inc.	403,377	2,984,990
Park Hotels & Resorts, Inc.	499,296	4,738,319
PS Business Parks, Inc.	42,465	5,359,083
Rayonier, Inc.	293,258	8,586,594
Regency Centers Corp.	360,175	14,302,549
Rexford Industrial Realty, Inc.	259,909	12,470,434
RLJ Lodging Trust	349,318	3,297,562
Service Properties Trust	346,986	2,848,755
SL Green Realty Corp.	162,853	7,615,006
Spirit Realty Capital, Inc.	217,941	7,739,085
STORE Capital Corp.	472,722	12,782,403
Sun Communities, Inc.	208,412	31,070,061
The Howard Hughes Corp. *	95,341	5,635,607
The Macerich Co. (a)	244,822	1,941,438
VEREIT, Inc.	2,288,721	15,380,205
VICI Properties, Inc.	994,114	22,208,507
Weingarten Realty Investors	254,964	4,454,221
		583,613,362

Retailing 5.0%
Advance Auto Parts, Inc.	146,583	22,912,389
AutoNation, Inc. *	121,874	6,929,756
Burlington Stores, Inc. *	139,359	27,443,968
Etsy, Inc. *	251,718	30,130,644
Five Below, Inc. *	118,371	12,955,706
Floor & Decor Holdings, Inc., Class A *	162,868	11,928,452
Foot Locker, Inc.	221,636	6,722,220
GrubHub, Inc. *	194,880	14,099,568
Kohl's Corp.	334,264	7,139,879
L Brands, Inc.	494,799	14,547,090
LKQ Corp. *	645,042	20,473,633
Macy's, Inc. (a)	660,106	4,600,939
Security	Number of Shares	Value ($)
Nordstrom, Inc. (a)	229,283	3,668,528
Ollie's Bargain Outlet Holdings, Inc. *	120,076	11,472,061
Penske Automotive Group, Inc.	69,851	3,294,872
Pool Corp.	84,696	27,766,737
Qurate Retail, Inc., Class A *	820,593	9,067,553
The Gap, Inc.	450,682	7,837,360
Tractor Supply Co.	245,236	36,498,474
Wayfair, Inc., Class A *	143,545	42,569,705
Williams-Sonoma, Inc.	165,124	14,491,282
		336,550,816

Semiconductors & Semiconductor Equipment 2.8%
Cree, Inc. *	229,736	14,496,342
Entegris, Inc.	285,471	19,095,155
First Solar, Inc. *	161,914	12,400,993
MKS Instruments, Inc.	116,284	13,899,426
Monolithic Power Systems, Inc.	88,237	23,570,750
ON Semiconductor Corp. *	869,980	18,591,473
Qorvo, Inc. *	243,370	31,217,070
Silicon Laboratories, Inc. *	92,871	9,510,919
Teradyne, Inc.	351,533	29,869,759
Universal Display Corp.	89,884	15,774,642
		188,426,529

Software & Services 14.1%
Alliance Data Systems Corp.	89,751	4,048,668
Alteryx, Inc., Class A *	105,756	12,778,498
Anaplan, Inc. *	188,633	11,553,771
Aspen Technology, Inc. *	143,340	18,208,480
Avalara, Inc. *	153,640	20,343,472
Bill.com Holdings, Inc. *	44,874	4,441,629
Black Knight, Inc. *	317,952	26,739,763
Blackbaud, Inc.	105,173	6,715,296
Booz Allen Hamilton Holding Corp.	292,612	25,767,413
CACI International, Inc., Class A *	53,165	12,450,711
CDK Global, Inc.	258,206	12,037,564
Ceridian HCM Holding, Inc. *	230,661	18,342,163
Coupa Software, Inc. *	141,353	46,327,032
DocuSign, Inc. *	275,812	61,506,076
Dropbox, Inc., Class A *	474,906	10,053,760
DXC Technology Co.	537,582	10,740,888
Dynatrace, Inc. *	387,889	17,156,331
Elastic N.V. *	70,934	7,702,014
EPAM Systems, Inc. *	118,052	38,614,809
Euronet Worldwide, Inc. *	110,914	11,466,289
Fair Isaac Corp. *	61,524	25,888,684
Gartner, Inc. *	189,123	24,551,948
Genpact Ltd.	327,544	13,815,806
GoDaddy, Inc., Class A *	350,504	29,330,175
Guidewire Software, Inc. *	175,853	19,750,050
HubSpot, Inc. *	87,030	26,081,150
Jack Henry & Associates, Inc.	162,502	26,881,081
Leidos Holdings, Inc.	283,239	25,630,297
Manhattan Associates, Inc. *	134,871	13,116,205
MAXIMUS, Inc.	129,888	10,072,814
Medallia, Inc. *	58,977	2,134,378
MongoDB, Inc. *	76,785	17,952,333
New Relic, Inc. *	107,742	6,618,591
Nuance Communications, Inc. *	596,246	17,863,530
Nutanix, Inc., Class A *	319,571	9,174,883
Paylocity Holding Corp. *	76,208	11,221,628
Pegasystems, Inc.	81,469	10,466,322
Perspecta, Inc.	290,146	6,026,332
Proofpoint, Inc. *	121,696	13,346,400
PTC, Inc. *	220,885	20,191,098
Q2 Holdings, Inc. *	104,045	10,122,538

49
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
RealPage, Inc. *	184,416	11,548,130
RingCentral, Inc., Class A *	163,336	47,493,209
Sabre Corp.	660,738	4,618,559
Science Applications International Corp.	104,673	8,736,009
Slack Technologies, Inc., Class A *	135,107	4,436,914
SolarWinds Corp. *	138,112	2,904,495
SS&C Technologies Holdings, Inc.	473,742	30,186,840
Teradata Corp. *	229,725	5,593,804
The Western Union Co.	871,717	20,563,804
Tyler Technologies, Inc. *	84,351	29,127,244
WEX, Inc. *	92,223	14,728,935
Zendesk, Inc. *	242,391	23,361,645
Zscaler, Inc. *	139,857	20,047,102
		940,577,560

Technology Hardware & Equipment 4.4%
Arrow Electronics, Inc. *	166,631	13,090,531
Avnet, Inc.	209,117	5,752,809
Ciena Corp. *	325,702	18,490,103
Cognex Corp.	364,173	25,197,130
Coherent, Inc. *	51,615	5,814,946
Dell Technologies, Inc., Class C *	328,004	21,674,504
Dolby Laboratories, Inc., Class A	136,464	9,532,010
F5 Networks, Inc. *	129,181	17,094,522
FLIR Systems, Inc.	277,839	10,252,259
IPG Photonics Corp. *	75,453	12,203,014
Jabil, Inc.	290,601	9,924,024
Juniper Networks, Inc.	703,156	17,578,900
Littelfuse, Inc.	51,421	9,298,974
Lumentum Holdings, Inc. *	159,097	13,682,342
National Instruments Corp.	249,797	8,965,214
NCR Corp. *	270,277	5,524,462
SYNNEX Corp.	87,494	11,124,862
Trimble, Inc. *	529,708	27,761,996
Ubiquiti, Inc.	25,612	4,654,981
ViaSat, Inc. *	123,753	4,920,419
Xerox Holdings Corp.	387,314	7,304,742
Zebra Technologies Corp., Class A *	112,601	32,263,565
		292,106,309

Telecommunication Services 0.2%
GCI Liberty, Inc., Class A *	201,869	16,306,978

Transportation 2.5%
Alaska Air Group, Inc.	259,448	10,105,499
AMERCO	17,021	6,040,583
Expeditors International of Washington, Inc.	353,075	31,208,299
J.B. Hunt Transport Services, Inc.	178,935	25,147,525
JetBlue Airways Corp. *	572,183	6,591,548
Kirby Corp. *	127,099	5,394,081
Knight-Swift Transportation Holdings, Inc.	259,676	11,804,871
Landstar System, Inc.	81,286	10,818,354
Macquarie Infrastructure Corp.	166,438	4,663,593
Old Dominion Freight Line, Inc.	200,195	40,475,425
XPO Logistics, Inc. *	193,362	17,068,064
		169,317,842

Utilities 4.1%
ALLETE, Inc.	109,618	5,914,987
Alliant Energy Corp.	528,898	28,639,827
Atmos Energy Corp.	259,324	25,885,722
Black Hills Corp.	132,908	7,453,481
Essential Utilities, Inc.	472,987	20,101,948
Hawaiian Electric Industries, Inc.	231,111	7,998,752
Security	Number of Shares	Value ($)
IDACORP, Inc.	106,829	9,603,927
MDU Resources Group, Inc.	424,775	10,033,186
National Fuel Gas Co.	191,468	8,738,600
NiSource, Inc.	812,065	17,995,360
NRG Energy, Inc.	518,029	17,825,378
OGE Energy Corp.	424,841	13,535,434
ONE Gas, Inc.	112,428	8,333,163
Pinnacle West Capital Corp.	238,644	17,504,537
Portland General Electric Co.	189,512	7,229,883
Southwest Gas Holdings, Inc.	116,758	7,340,575
The AES Corp.	1,410,939	25,044,167
UGI Corp.	442,045	15,263,814
Vistra Corp.	954,310	18,351,381
		272,794,122
Total Common Stock
(Cost $5,981,853,756)		6,660,436,598

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (b)	2,080,333	2,080,333

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.06% (b)	9,159,635	9,159,635
Total Other Investment Companies
(Cost $11,239,968)		11,239,968

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/18/20	86	16,561,880	(4,814)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,877,431.
(b)	The rate shown is the 7-day yield.

50
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Adient plc *	317,549	5,506,300
American Axle & Manufacturing Holdings, Inc. *	408,651	3,179,305
Cooper Tire & Rubber Co.	182,544	6,310,546
Cooper-Standard Holding, Inc. *	60,061	1,088,305
Dana, Inc.	522,839	7,293,604
Delphi Technologies plc *	312,637	5,430,505
Dorman Products, Inc. *	104,704	8,867,382
Fox Factory Holding Corp. *	148,539	14,974,217
Garrett Motion, Inc. *	274,379	754,542
Gentherm, Inc. *	118,468	5,358,308
LCI Industries	91,094	10,351,011
Modine Manufacturing Co. *	181,719	1,230,238
Motorcar Parts of America, Inc. *	69,236	1,205,399
Standard Motor Products, Inc.	72,985	3,316,438
Stoneridge, Inc. *	97,798	1,975,520
Tenneco, Inc., Class A *	209,654	1,704,487
The Goodyear Tire & Rubber Co.	847,226	8,129,133
Thor Industries, Inc.	200,192	18,904,130
Veoneer, Inc. *	365,935	5,079,178
Visteon Corp. *	101,201	7,633,591
Winnebago Industries, Inc.	121,992	6,585,128
		124,877,267

Banks 7.8%
1st Source Corp.	54,360	1,872,702
Allegiance Bancshares, Inc.	68,311	1,736,466
Altabancorp	57,345	1,182,454
Ameris Bancorp	235,905	5,784,391
Arrow Financial Corp.	54,878	1,572,255
Associated Banc-Corp.	556,744	7,482,639
Atlantic Union Bankshares Corp.	284,796	6,624,355
Axos Financial, Inc. *	189,148	4,687,087
Banc of California, Inc.	160,948	1,768,819
BancFirst Corp.	65,331	2,874,564
BancorpSouth Bank	352,093	7,598,167
Bank of Hawaii Corp.	145,694	8,018,998
Bank of Marin Bancorp	42,832	1,363,343
Bank OZK	438,972	10,113,915
BankUnited, Inc.	334,541	7,821,569
Banner Corp.	126,817	4,580,630
Berkshire Hills Bancorp, Inc.	154,584	1,419,081
Boston Private Financial Holdings, Inc.	297,806	1,768,968
Bridge Bancorp, Inc.	65,494	1,310,535
Bridgewater Bancshares, Inc. *	80,217	779,709
Brookline Bancorp, Inc.	287,186	2,756,986
Bryn Mawr Bank Corp.	72,068	1,955,926
Byline Bancorp, Inc.	86,440	1,092,602
Cadence BanCorp	458,341	4,354,239
Camden National Corp.	54,292	1,772,905
Capitol Federal Financial, Inc.	515,363	4,813,490
Carter Bank & Trust	82,410	584,287
Cathay General Bancorp	273,540	6,753,703
CBTX, Inc.	63,110	993,983
Central Pacific Financial Corp.	102,289	1,584,457
Security	Number of Shares	Value ($)
CIT Group, Inc.	356,109	7,004,664
City Holding Co.	58,818	3,763,176
Columbia Banking System, Inc.	259,143	7,232,681
Columbia Financial, Inc. *	178,576	1,905,406
Community Bank System, Inc.	188,972	11,370,445
Community Trust Bancorp, Inc.	60,344	1,947,301
ConnectOne Bancorp, Inc.	122,159	1,847,044
CrossFirst Bankshares, Inc. *	26,104	240,940
Customers Bancorp, Inc. *	103,509	1,321,810
CVB Financial Corp.	466,881	8,501,903
Dime Community Bancshares, Inc.	104,346	1,346,063
Eagle Bancorp, Inc.	117,162	3,371,922
Enterprise Financial Services Corp.	95,093	2,844,232
Equity Bancshares, Inc., Class A *	49,228	782,725
Essent Group Ltd.	400,924	14,312,987
F.N.B. Corp.	1,170,198	8,776,485
FB Financial Corp.	109,920	2,967,840
Federal Agricultural Mortgage Corp., Class C	36,610	2,494,971
Financial Institutions, Inc.	58,481	1,007,628
First BanCorp	792,484	4,540,933
First Bancorp (North Carolina)	105,631	2,160,154
First Bancshares, Inc.	74,566	1,598,695
First Busey Corp.	180,075	3,208,036
First Citizens BancShares, Inc., Class A	28,575	11,234,261
First Commonwealth Financial Corp.	357,025	2,927,605
First Community Bankshares, Inc.	55,088	1,059,893
First Financial Bancorp	353,627	4,851,762
First Financial Bankshares, Inc.	515,937	15,619,993
First Financial Corp.	49,447	1,700,482
First Foundation, Inc.	139,793	2,123,456
First Hawaiian, Inc.	470,341	7,774,737
First Horizon National Corp.	2,001,373	19,113,112
First Interstate BancSystem, Inc., Class A	125,438	4,114,366
First Merchants Corp.	195,411	4,998,613
First Mid Bancshares, Inc.	48,703	1,268,226
First Midwest Bancorp, Inc.	415,456	5,176,582
Flagstar Bancorp, Inc.	148,330	4,660,529
Flushing Financial Corp.	103,396	1,254,193
Fulton Financial Corp.	585,422	5,725,427
German American Bancorp, Inc.	90,583	2,568,028
Glacier Bancorp, Inc.	322,230	11,305,440
Great Southern Bancorp, Inc.	39,852	1,535,896
Great Western Bancorp, Inc.	200,715	2,795,960
Hancock Whitney Corp.	312,321	6,249,543
Hanmi Financial Corp.	110,692	1,054,895
Harborone Bancorp, Inc. *	210,581	1,821,526
HBT Financial, Inc.	32,262	382,305
Heartland Financial USA, Inc.	119,243	4,105,536
Heritage Commerce Corp.	214,041	1,483,304
Heritage Financial Corp.	130,651	2,605,181
Hilltop Holdings, Inc.	252,959	5,210,955
Home BancShares, Inc.	556,486	9,020,638
HomeStreet, Inc.	85,153	2,330,638
HomeTrust Bancshares, Inc.	56,405	791,362
Hope Bancorp, Inc.	444,040	3,756,578
Horizon Bancorp, Inc.	133,678	1,494,520
Independent Bank Corp.	119,603	7,517,049
Independent Bank Group, Inc.	132,885	6,179,152
International Bancshares Corp.	202,173	6,384,623

51
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Investors Bancorp, Inc.	735,070	5,696,792
Kearny Financial Corp.	289,337	2,245,255
Lakeland Bancorp, Inc.	174,239	1,852,161
Lakeland Financial Corp.	93,533	4,273,523
Live Oak Bancshares, Inc.	98,112	2,176,124
Luther Burbank Corp.	51,063	474,375
Mercantile Bank Corp.	58,173	1,270,498
Merchants Bancorp	58,526	1,192,760
Meridian Bancorp, Inc.	190,585	2,218,409
Meta Financial Group, Inc.	116,099	2,238,389
Metrocity Bankshares, Inc. (a)	68,364	932,485
MGIC Investment Corp.	1,229,714	11,276,477
Midland States Bancorp, Inc.	72,168	1,054,374
Mr Cooper Group, Inc. *	266,251	4,879,050
National Bank Holdings Corp., Class A	111,242	3,163,722
NBT Bancorp, Inc.	158,860	4,840,464
Nicolet Bankshares, Inc. *	32,080	1,925,442
NMI Holdings, Inc., Class A *	308,320	5,287,688
Northfield Bancorp, Inc.	156,667	1,513,403
Northwest Bancshares, Inc.	429,322	4,340,445
OceanFirst Financial Corp.	216,747	3,383,421
Ocwen Financial Corp. *	28,920	550,058
OFG Bancorp	186,147	2,390,127
Old National Bancorp	597,427	8,352,029
Origin Bancorp, Inc.	72,239	1,710,620
Pacific Premier Bancorp, Inc.	292,130	6,599,217
PacWest Bancorp	421,528	8,042,754
Park National Corp.	51,548	4,634,681
Peapack-Gladstone Financial Corp.	56,985	968,745
PennyMac Financial Services, Inc.	152,015	8,014,231
Peoples Bancorp, Inc.	66,154	1,398,496
Peoples Financial Services Corp.	24,684	899,485
Pinnacle Financial Partners, Inc.	258,504	10,327,235
Popular, Inc.	320,159	11,858,689
Preferred Bank	48,966	1,831,328
Premier Financial Corp.	135,848	2,482,622
Prosperity Bancshares, Inc.	336,422	18,341,727
Provident Financial Services, Inc.	253,888	3,346,244
QCR Holdings, Inc.	54,405	1,630,518
Radian Group, Inc.	706,428	10,907,248
Red River Bancshares, Inc.	17,485	760,947
Renasant Corp.	202,755	5,143,894
Republic Bancorp, Inc., Class A	33,342	1,025,600
Rocket Cos., Inc., Class A *(a)	364,145	10,196,060
S&T Bancorp, Inc.	138,589	2,798,805
Sandy Spring Bancorp, Inc.	171,397	4,099,816
Seacoast Banking Corp. of Florida *	190,593	3,857,602
ServisFirst Bancshares, Inc.	168,058	6,159,326
Simmons First National Corp., Class A	394,523	6,734,508
South State Corp.	258,983	14,420,173
Southside Bancshares, Inc.	113,065	3,115,506
Sterling Bancorp	704,333	8,219,566
Sterling Bancorp, Inc.	55,478	164,770
Stock Yards Bancorp, Inc.	77,415	3,323,426
Synovus Financial Corp.	535,940	11,721,008
TCF Financial Corp.	552,423	14,849,130
Texas Capital Bancshares, Inc. *	181,741	5,886,591
TFS Financial Corp.	183,666	2,837,640
The Bancorp, Inc. *	183,667	1,744,837
The First of Long Island Corp.	82,065	1,260,929
Tompkins Financial Corp.	44,322	2,933,230
Towne Bank	235,250	4,170,982
TriCo Bancshares	93,691	2,594,304
TriState Capital Holdings, Inc. *	88,319	1,227,634
Triumph Bancorp, Inc. *	80,654	2,303,478
TrustCo Bank Corp.	350,407	2,088,426
Trustmark Corp.	229,005	5,377,037
UMB Financial Corp.	153,371	8,239,090
Security	Number of Shares	Value ($)
Umpqua Holdings Corp.	800,225	9,026,538
United Bankshares, Inc.	461,942	12,075,164
United Community Banks, Inc.	283,017	5,128,268
Univest Financial Corp.	104,784	1,685,975
Valley National Bancorp	1,421,059	10,672,153
Veritex Holdings, Inc.	167,154	3,005,429
Walker & Dunlop, Inc.	104,674	5,734,042
Washington Federal, Inc.	274,076	6,427,082
Washington Trust Bancorp, Inc.	53,936	1,800,384
Waterstone Financial, Inc.	89,342	1,383,908
Webster Financial Corp.	328,283	9,027,782
WesBanco, Inc.	234,863	5,218,656
Westamerica BanCorp	97,948	5,961,115
Western Alliance Bancorp	336,966	11,894,900
Wintrust Financial Corp.	209,238	9,106,038
WSFS Financial Corp.	182,989	5,361,578
		785,052,270

Capital Goods 10.8%
AAON, Inc.	146,991	8,368,198
AAR Corp.	120,359	2,428,845
Advanced Drainage Systems, Inc.	189,290	10,501,809
AECOM *	580,328	22,928,759
Aegion Corp. *	110,917	1,795,192
Aerojet Rocketdyne Holdings, Inc. *	262,151	10,845,187
AeroVironment, Inc. *	78,454	5,993,101
Air Lease Corp.	383,811	11,928,846
Alamo Group, Inc.	35,253	3,909,558
Albany International Corp., Class A	111,144	5,768,374
Altra Industrial Motion Corp.	234,084	9,140,980
Ameresco, Inc., Class A *	68,450	2,336,883
American Woodmark Corp. *	56,713	4,962,388
API Group Corp. *	388,387	5,491,792
Apogee Enterprises, Inc.	95,926	2,007,731
Applied Industrial Technologies, Inc.	140,121	8,436,685
Arcosa, Inc.	174,512	8,078,160
Argan, Inc.	47,359	2,004,706
Armstrong Flooring, Inc. *	64,864	251,024
Armstrong World Industries, Inc.	173,367	12,784,083
Astec Industries, Inc.	81,569	4,300,318
Astronics Corp. *	85,767	775,334
Atkore International Group, Inc. *	172,488	4,610,604
Axon Enterprise, Inc. *	227,807	19,518,504
AZZ, Inc.	95,138	3,304,143
Babcock & Wilcox Enterprises, Inc. *	125,057	301,387
Barnes Group, Inc.	171,555	6,793,578
Beacon Roofing Supply, Inc. *	250,245	8,480,803
BMC Stock Holdings, Inc. *	243,057	9,702,835
Builders FirstSource, Inc. *	422,440	12,935,113
BWX Technologies, Inc.	345,533	19,215,090
CAI International, Inc. *	59,428	1,296,125
Chart Industries, Inc. *	127,457	8,376,474
CIRCOR International, Inc. *	71,627	2,123,741
Colfax Corp. *	304,391	10,130,132
Columbus McKinnon Corp.	86,848	3,159,096
Comfort Systems USA, Inc.	131,726	6,674,556
Cornerstone Building Brands, Inc. *	167,475	1,333,101
Crane Co.	178,635	10,100,023
CSW Industrials, Inc.	54,914	3,967,537
Cubic Corp.	112,951	5,317,733
Curtiss-Wright Corp.	150,951	15,445,306
Douglas Dynamics, Inc.	82,668	3,173,625
DXP Enterprises, Inc. *	59,385	1,142,567
Dycom Industries, Inc. *	114,458	7,040,312
EMCOR Group, Inc.	198,822	14,913,638
Encore Wire Corp.	74,811	3,860,996
Energy Recovery, Inc. *	120,785	1,027,880

52
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Enerpac Tool Group Corp.	193,484	4,024,467
EnerSys	153,790	11,069,804
EnPro Industries, Inc.	74,620	4,366,762
ESCO Technologies, Inc.	94,437	8,491,775
Evoqua Water Technologies Corp. *	297,251	6,081,755
Federal Signal Corp.	218,374	7,014,173
Fluor Corp.	506,753	4,824,289
Foundation Building Materials, Inc. *	64,888	1,053,132
Franklin Electric Co., Inc.	139,013	8,251,812
Gates Industrial Corp. plc *	170,506	1,925,013
GATX Corp.	126,300	8,446,944
Generac Holdings, Inc. *	227,354	43,192,713
Gibraltar Industries, Inc. *	117,517	7,338,349
GMS, Inc. *	153,389	4,063,275
GrafTech International Ltd.	204,338	1,360,891
Graham Corp.	32,210	422,917
Granite Construction, Inc.	170,255	3,165,040
Great Lakes Dredge & Dock Corp. *	235,504	2,206,672
Griffon Corp.	184,927	4,018,464
H&E Equipment Services, Inc.	113,659	2,302,731
Helios Technologies, Inc.	105,938	4,355,111
Herc Holdings, Inc. *	88,587	3,627,638
Hillenbrand, Inc.	270,350	8,572,798
Hyster-Yale Materials Handling, Inc.	36,057	1,454,539
Ingersoll Rand, Inc. *	1,254,690	43,989,431
Insteel Industries, Inc.	66,875	1,233,175
ITT, Inc.	313,247	19,675,044
JELD-WEN Holding, Inc. *	246,002	5,178,342
John Bean Technologies Corp.	114,879	11,776,246
Kadant, Inc.	41,407	4,821,431
Kaman Corp.	100,559	4,650,854
Kennametal, Inc.	300,317	8,715,199
Kratos Defense & Security Solutions, Inc. *	381,025	7,449,039
L.B. Foster Co., Class A *	32,167	480,897
Lindsay Corp.	39,188	3,916,057
Lydall, Inc. *	64,142	1,204,587
Masonite International Corp. *	88,629	8,090,941
MasTec, Inc. *	210,947	9,747,861
Mercury Systems, Inc. *	201,677	15,275,016
Meritor, Inc. *	261,738	5,957,157
Moog, Inc., Class A	108,203	6,523,559
MRC Global, Inc. *	296,329	1,686,112
MSC Industrial Direct Co., Inc., Class A	164,775	10,858,672
Mueller Industries, Inc.	206,651	6,137,535
Mueller Water Products, Inc., Class A	573,545	6,194,286
MYR Group, Inc. *	60,912	2,363,995
National Presto Industries, Inc.	18,453	1,659,478
Navistar International Corp. *	238,037	7,612,423
NN, Inc.	155,925	709,459
NOW, Inc. *	397,360	2,888,807
NV5 Global, Inc. *	38,040	1,969,331
nVent Electric plc	566,236	10,826,432
Omega Flex, Inc.	10,630	1,400,396
Oshkosh Corp.	247,051	19,025,398
PAE, Inc. *	164,874	1,456,662
Park Aerospace Corp.	71,482	792,735
Park-Ohio Holdings Corp.	31,604	499,975
Parsons Corp. *	69,199	2,301,559
Patrick Industries, Inc.	80,408	4,519,734
PGT Innovations, Inc. *	212,652	3,855,381
Plug Power, Inc. *	1,198,413	15,555,401
Powell Industries, Inc.	31,326	845,489
Preformed Line Products Co.	9,499	516,841
Primoris Services Corp.	151,186	2,881,605
Proto Labs, Inc. *	96,613	14,202,111
Quanex Building Products Corp.	118,488	1,991,783
Raven Industries, Inc.	129,899	3,227,990
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	90,750	11,982,630
Regal Beloit Corp.	147,064	14,538,747
Resideo Technologies, Inc. *	444,995	5,945,133
REV Group, Inc.	98,805	765,739
Rexnord Corp.	433,829	12,563,688
Rush Enterprises, Inc., Class A	99,998	4,831,903
Rush Enterprises, Inc., Class B	17,786	743,277
Simpson Manufacturing Co., Inc.	143,391	14,101,071
SiteOne Landscape Supply, Inc. *	159,519	19,947,851
SPX Corp. *	161,380	6,750,525
SPX FLOW, Inc. *	154,320	6,709,834
Standex International Corp.	44,828	2,592,852
Sunrun, Inc. *	287,662	16,268,724
Systemax, Inc.	53,723	1,192,113
Tennant Co.	66,530	4,422,249
Terex Corp.	232,284	4,545,798
The Gorman-Rupp Co.	64,079	2,047,324
The Greenbrier Cos., Inc.	118,803	3,230,254
The Manitowoc Co., Inc. *	125,589	1,183,048
The Timken Co.	244,929	13,272,703
Thermon Group Holdings, Inc. *	120,158	1,581,279
Titan International, Inc.	185,235	440,859
Titan Machinery, Inc. *	68,169	920,282
TPI Composites, Inc. *	115,030	3,532,571
Trex Co., Inc. *	209,867	31,373,018
TriMas Corp. *	158,102	3,996,819
Trinity Industries, Inc.	341,346	6,987,353
Triton International Ltd.	185,494	6,688,914
Triumph Group, Inc.	189,137	1,367,461
Tutor Perini Corp. *	144,288	1,810,814
UFP Industries, Inc.	222,078	13,180,329
Univar Solutions, Inc. *	501,261	9,117,938
Valmont Industries, Inc.	77,278	9,818,170
Veritiv Corp. *	45,893	797,620
Vicor Corp. *	67,039	5,834,404
Virgin Galactic Holdings, Inc. *(a)	399,375	7,148,812
Vivint Solar, Inc. *	162,590	5,020,779
Wabash National Corp.	192,446	2,349,766
Watsco, Inc.	118,871	29,122,206
Watts Water Technologies, Inc., Class A	99,787	9,554,605
Welbilt, Inc. *	473,547	3,494,777
WESCO International, Inc. *	177,415	8,311,893
WillScot Mobile Mini Holdings Corp. *	591,540	10,588,566
		1,085,953,040

Commercial & Professional Services 3.0%
ABM Industries, Inc.	241,920	9,226,829
Acacia Research Corp. *	153,586	582,859
ACCO Brands Corp.	344,354	2,231,414
ADT, Inc.	386,652	4,117,844
Advanced Disposal Services, Inc. *	262,439	7,907,287
ASGN, Inc. *	190,502	13,672,328
Barrett Business Services, Inc.	27,129	1,561,816
Brady Corp., Class A	175,395	8,224,272
BrightView Holdings, Inc. *	111,491	1,369,109
Casella Waste Systems, Inc., Class A *	161,069	9,044,024
CBIZ, Inc. *	198,597	4,829,879
Cimpress plc *	87,283	8,091,134
Clean Harbors, Inc. *	185,156	11,313,032
CoreLogic, Inc.	288,165	19,134,156
Covanta Holding Corp.	427,015	4,031,022
Deluxe Corp.	152,503	4,331,085
Ennis, Inc.	93,578	1,715,285
Exponent, Inc.	187,102	15,053,291
Forrester Research, Inc. *	38,823	1,376,664
Franklin Covey Co. *	35,247	695,776
FTI Consulting, Inc. *	134,515	15,436,941

53
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
GP Strategies Corp. *	46,411	448,330
Harsco Corp. *	285,073	4,033,783
Healthcare Services Group, Inc.	269,677	5,609,282
Heidrick & Struggles International, Inc.	70,170	1,517,777
Heritage-Crystal Clean, Inc. *	44,051	646,669
Herman Miller, Inc.	213,443	5,086,347
HNI Corp.	153,912	4,902,097
Huron Consulting Group, Inc. *	82,774	3,590,736
ICF International, Inc.	68,513	4,680,123
InnerWorkings, Inc. *	133,812	380,026
Insperity, Inc.	132,013	8,893,716
Interface, Inc.	211,027	1,595,364
KAR Auction Services, Inc.	469,204	8,135,997
Kelly Services, Inc., Class A	119,802	2,275,040
Kforce, Inc.	69,343	2,381,239
Kimball International, Inc., Class B	134,504	1,507,790
Knoll, Inc.	181,786	2,339,586
Korn Ferry	199,057	6,071,238
Matthews International Corp., Class A	113,913	2,494,695
McGrath RentCorp	87,956	5,836,760
Mistras Group, Inc. *	66,325	315,707
MSA Safety, Inc.	129,700	16,335,715
NL Industries, Inc.	31,750	111,125
PICO Holdings, Inc. *	68,116	605,551
Pitney Bowes, Inc.	625,561	3,434,330
Quad/Graphics, Inc.	119,766	417,983
R.R. Donnelley & Sons Co.	257,545	339,959
Resources Connection, Inc.	111,487	1,370,175
SP Plus Corp. *	82,911	1,700,505
Steelcase, Inc., Class A	319,991	3,343,906
Team, Inc. *	111,262	708,739
Tetra Tech, Inc.	195,910	18,084,452
The Brink's Co.	182,783	8,839,386
TriNet Group, Inc. *	155,283	10,534,399
TrueBlue, Inc. *	131,643	2,227,400
UniFirst Corp.	55,271	10,646,300
Upwork, Inc. *	238,829	3,637,366
US Ecology, Inc.	92,369	3,429,661
Viad Corp.	74,691	1,600,628
VSE Corp.	31,982	928,437
		304,984,366

Consumer Durables & Apparel 3.4%
Acushnet Holdings Corp.	124,552	4,395,440
American Outdoor Brands, Inc. *	49,795	758,378
Beazer Homes USA, Inc. *	107,171	1,311,773
Brunswick Corp.	287,036	17,764,658
Callaway Golf Co.	340,298	7,098,616
Carter's, Inc.	158,217	12,597,238
Casper Sleep, Inc. *(a)	29,753	270,157
Cavco Industries, Inc. *	31,341	5,983,310
Century Communities, Inc. *	103,936	3,708,437
Columbia Sportswear Co.	102,938	8,808,405
Crocs, Inc. *	244,175	9,745,024
Deckers Outdoor Corp. *	101,598	20,712,784
Ethan Allen Interiors, Inc.	83,804	1,193,369
Fossil Group, Inc. *	170,613	1,097,895
G-III Apparel Group Ltd. *	156,354	1,729,275
GoPro, Inc., Class A *	470,151	2,157,993
Helen of Troy Ltd. *	91,594	18,943,471
Installed Building Products, Inc. *	77,013	6,686,269
iRobot Corp. *	100,959	7,473,995
Johnson Outdoors, Inc., Class A	21,239	1,820,395
KB Home	315,203	11,271,659
Kontoor Brands, Inc. *	170,128	3,759,829
La-Z-Boy, Inc.	165,981	5,394,383
Legacy Housing Corp. *	21,491	328,168
Security	Number of Shares	Value ($)
Levi Strauss & Co., Class A	147,547	1,817,779
LGI Homes, Inc. *	78,942	8,830,452
M.D.C Holdings, Inc.	183,224	7,948,257
M/I Homes, Inc. *	103,711	4,413,940
Malibu Boats, Inc., Class A *	74,298	3,852,351
Marine Products Corp.	24,686	356,713
Mattel, Inc. *	1,258,690	13,524,624
Meritage Homes Corp. *	128,198	12,310,854
Movado Group, Inc.	60,220	657,000
Oxford Industries, Inc.	60,966	3,019,646
Peloton Interactive, Inc., Class A *	89,619	6,871,089
Skechers U.S.A., Inc., Class A *	493,952	14,744,467
Skyline Champion Corp. *	179,810	5,131,777
Smith & Wesson Brands, Inc. *	199,434	3,641,665
Sonos, Inc. *	233,727	3,288,539
Steven Madden Ltd.	276,878	5,858,739
Sturm Ruger & Co., Inc.	60,390	4,279,235
Taylor Morrison Home Corp., Class A *	469,053	11,036,817
Tempur Sealy International, Inc. *	156,858	13,417,633
TopBuild Corp. *	120,917	18,597,035
TRI Pointe Group, Inc. *	471,399	7,957,215
Tupperware Brands Corp.	179,231	2,919,673
Unifi, Inc. *	53,748	657,338
Universal Electronics, Inc. *	50,377	2,069,487
Vera Bradley, Inc. *	86,740	457,120
Vista Outdoor, Inc. *	209,313	4,062,765
Wolverine World Wide, Inc.	294,142	7,347,667
YETI Holdings, Inc. *	242,961	12,483,336
		336,564,134

Consumer Services 4.0%
Accel Entertainment, Inc. *	151,312	1,794,560
Adtalem Global Education, Inc. *	187,823	6,235,724
American Public Education, Inc. *	53,819	1,692,069
BBX Capital Corp.	45,893	706,752
Biglari Holdings, Inc., Class A *	236	109,858
Biglari Holdings, Inc., Class B *	3,681	364,787
BJ's Restaurants, Inc.	80,726	2,544,484
Bloomin' Brands, Inc.	317,771	4,556,836
Bluegreen Vacations Corp.	28,438	158,115
Boyd Gaming Corp.	290,992	7,792,766
Brinker International, Inc.	163,104	7,346,204
Caesars Entertainment, Inc. *	555,643	25,448,449
Carriage Services, Inc.	59,590	1,319,323
Carrols Restaurant Group, Inc. *	150,408	1,001,717
Chegg, Inc. *	425,963	31,410,512
Choice Hotels International, Inc.	114,195	11,338,422
Churchill Downs, Inc.	127,190	22,227,724
Chuy's Holdings, Inc. *	60,803	1,352,259
Cracker Barrel Old Country Store, Inc.	85,786	11,470,446
Dave & Buster's Entertainment, Inc. (a)	171,530	2,852,544
Denny's Corp. *	202,613	2,321,945
Dine Brands Global, Inc.	59,758	3,559,187
Drive Shack, Inc. *	219,117	304,573
El Pollo Loco Holdings, Inc. *	71,715	1,281,547
Everi Holdings, Inc. *	306,132	2,375,584
Extended Stay America, Inc.	642,736	8,027,773
Fiesta Restaurant Group, Inc. *	72,940	730,859
frontdoor, Inc. *	309,386	13,479,948
Golden Entertainment, Inc. *	67,105	861,628
Graham Holdings Co., Class B	15,547	6,653,339
Grand Canyon Education, Inc. *	171,631	16,140,179
Hilton Grand Vacations, Inc. *	307,121	6,729,021
Houghton Mifflin Harcourt Co. *	379,500	857,670
Hyatt Hotels Corp., Class A	128,839	7,278,115
Jack in the Box, Inc.	82,083	6,762,818
K12, Inc. *	141,859	5,278,573

54
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Laureate Education, Inc., Class A *	396,012	4,958,070
Lindblad Expeditions Holdings, Inc. *	96,619	957,011
Marriott Vacations Worldwide Corp.	132,355	12,530,048
Monarch Casino & Resort, Inc. *	43,980	2,023,520
Noodles & Co. *	108,646	826,796
OneSpaWorld Holdings Ltd.	121,424	841,468
Papa John's International, Inc.	80,773	7,939,178
Penn National Gaming, Inc. *	468,808	23,956,089
Perdoceo Education Corp. *	251,570	3,615,061
Planet Fitness, Inc., Class A *	289,656	17,608,188
Playa Hotels & Resorts N.V. *	195,804	826,293
PlayAGS, Inc. *	93,213	372,852
Red Robin Gourmet Burgers, Inc. *	47,294	524,963
Red Rock Resorts, Inc., Class A	256,460	4,379,055
Regis Corp. *	90,251	666,955
Ruth's Hospitality Group, Inc.	114,089	1,172,264
Scientific Games Corp., Class A *	198,391	4,103,718
SeaWorld Entertainment, Inc. *	145,192	2,961,917
Shake Shack, Inc., Class A *	127,645	8,711,771
Six Flags Entertainment Corp.	284,396	6,179,925
Strategic Education, Inc.	87,566	8,981,645
Target Hospitality Corp. *	118,692	172,103
Texas Roadhouse, Inc.	236,082	14,870,805
The Cheesecake Factory, Inc. (a)	152,298	4,497,360
The Wendy's Co.	645,781	13,522,654
Twin River Worldwide Holdings, Inc.	74,897	1,792,285
Vivint Smart Home, Inc. *	140,241	2,489,278
Wingstop, Inc.	107,347	17,540,500
WW International, Inc. *	168,798	3,963,377
Wyndham Destinations, Inc.	308,430	8,941,386
		406,292,845

Diversified Financials 3.9%
Affiliated Managers Group, Inc.	171,286	11,758,784
AG Mortgage Investment Trust, Inc. (a)	120,182	334,106
Alerus Financial Corp.	10,464	215,454
Anworth Mortgage Asset Corp.	365,026	631,495
Apollo Commercial Real Estate Finance, Inc.	520,057	4,649,310
Arbor Realty Trust, Inc.	346,554	3,922,991
Ares Management Corp., Class A	269,026	10,882,102
Arlington Asset Investment Corp., Class A	133,666	363,572
ARMOUR Residential REIT, Inc.	234,844	2,275,638
Artisan Partners Asset Management, Inc., Class A	208,623	8,075,796
Assetmark Financial Holdings, Inc. *	45,132	1,089,938
B. Riley Financial, Inc.	48,859	1,308,444
BGC Partners, Inc., Class A	1,034,228	2,606,255
Blackstone Mortgage Trust, Inc., Class A	526,131	12,506,134
Blucora, Inc. *	174,313	2,079,554
Brightsphere Investment Group, Inc.	227,153	3,148,341
Broadmark Realty Capital, Inc.	449,909	4,409,108
Cannae Holdings, Inc. *	306,933	11,580,582
Capstead Mortgage Corp.	350,710	2,163,881
Chimera Investment Corp.	694,869	6,177,385
Cohen & Steers, Inc.	79,775	4,826,387
Colony Credit Real Estate, Inc.	303,141	1,824,909
Cowen, Inc., Class A	100,758	1,822,712
Curo Group Holdings Corp.	49,128	378,286
Diamond Hill Investment Group, Inc.	10,609	1,314,561
Donnelley Financial Solutions, Inc. *	113,339	1,235,395
Dynex Capital, Inc.	81,388	1,289,186
Ellington Financial, Inc.	150,758	1,878,445
Encore Capital Group, Inc. *	100,345	4,609,849
Enova International, Inc. *	109,437	1,869,184
Evercore, Inc., Class A	146,920	9,091,410
Security	Number of Shares	Value ($)
Exantas Capital Corp.	117,940	274,800
EZCORP, Inc., Class A *	185,652	998,808
Federated Hermes, Inc.	347,298	8,303,895
FirstCash, Inc.	150,263	8,978,214
Focus Financial Partners, Inc., Class A *	110,477	3,909,781
GAMCO Investors, Inc., Class A	17,036	214,994
Granite Point Mortgage Trust, Inc.	201,994	1,341,240
Green Dot Corp., Class A *	176,705	9,199,262
Greenhill & Co., Inc.	54,612	612,747
Hamilton Lane, Inc., Class A	104,340	7,628,297
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	266,688	11,323,572
Houlihan Lokey, Inc.	179,253	10,504,226
Interactive Brokers Group, Inc., Class A	278,484	14,765,222
Invesco Mortgage Capital, Inc. (a)	649,302	1,947,906
Janus Henderson Group plc	556,384	11,528,276
KKR Real Estate Finance Trust, Inc.	84,800	1,543,360
Ladder Capital Corp., Class A	362,588	2,701,281
LendingClub Corp. *	255,548	1,362,071
LendingTree, Inc. *	27,999	8,650,011
LPL Financial Holdings, Inc.	285,823	23,483,218
MFA Financial, Inc.	1,648,440	4,417,819
Moelis & Co., Class A	194,163	6,195,741
Navient Corp.	621,248	5,647,144
Nelnet, Inc., Class A	76,247	4,993,416
New Residential Investment Corp.	1,510,417	11,690,628
New York Mortgage Trust, Inc.	1,373,887	3,627,062
On Deck Capital, Inc. *	146,900	237,978
OneMain Holdings, Inc.	272,285	7,918,048
Oportun Financial Corp. *	23,076	289,604
PennyMac Mortgage Investment Trust	361,195	6,190,882
Piper Sandler Cos.	52,792	3,983,156
PJT Partners, Inc., Class A	76,826	4,546,563
PRA Group, Inc. *	165,606	7,729,660
Pzena Investment Management, Inc., Class A	58,112	287,654
Ready Capital Corp.	136,586	1,397,275
Redwood Trust, Inc.	415,890	2,882,118
Safeguard Scientifics, Inc.	68,382	426,704
SLM Corp.	1,361,363	10,400,813
Stifel Financial Corp.	248,365	12,594,589
StoneX Group, Inc. *	58,977	3,343,996
TPG RE Finance Trust, Inc.	211,698	1,867,176
Tradeweb Markets, Inc., Class A	280,134	16,048,877
Two Harbors Investment Corp.	994,148	5,418,107
Virtu Financial, Inc., Class A	274,515	7,090,722
Virtus Investment Partners, Inc.	26,315	3,734,098
Waddell & Reed Financial, Inc., Class A	239,085	3,765,589
Western Asset Mortgage Capital Corp.	195,739	444,328
Westwood Holdings Group, Inc.	26,542	302,048
WisdomTree Investments, Inc.	433,410	1,620,953
World Acceptance Corp. *	18,946	1,723,897
		390,407,020

Energy 1.8%
Altus Midstream Co., Class A *	9,378	123,414
Antero Midstream Corp.	1,015,537	6,875,185
Antero Resources Corp. *	685,277	2,206,592
Arch Resources, Inc.	55,578	2,093,623
Archrock, Inc.	465,817	3,055,760
Berry Corp.	148,469	584,968
Bonanza Creek Energy, Inc. *	68,791	1,378,572
Brigham Minerals, Inc., Class A	103,213	1,218,946
Bristow Group, Inc. *	24,027	454,351
Cactus, Inc., Class A	171,507	3,788,590
Callon Petroleum Co. *(a)	144,499	958,028

55
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	733,916	532,970
ChampionX Corp. *	671,267	6,873,774
Clean Energy Fuels Corp. *	482,766	1,274,502
CNX Resources Corp. *	676,262	7,411,832
Comstock Resources, Inc. *	204,372	1,177,183
CONSOL Energy, Inc. *	95,312	492,763
Core Laboratories N.V.	161,996	3,390,576
CVR Energy, Inc.	106,539	1,778,136
Delek US Holdings, Inc.	267,578	4,209,002
DMC Global, Inc.	53,720	1,903,300
Dorian LPG Ltd. *	93,593	789,925
Dril-Quip, Inc. *	127,849	4,235,637
EQT Corp.	925,018	14,680,036
Equitrans Midstream Corp.	1,475,024	15,163,247
Evolution Petroleum Corp.	95,243	260,013
Exterran Corp. *	98,229	451,853
Falcon Minerals Corp.	139,526	392,068
Forum Energy Technologies, Inc. *	288,940	158,079
Frank's International N.V. *	369,969	854,628
Geospace Technologies Corp. *	49,015	321,048
Green Plains, Inc. *	120,680	1,614,698
Gulfport Energy Corp. *	523,386	369,353
Helix Energy Solutions Group, Inc. *	510,798	1,828,657
HighPoint Resources Corp. *	440,557	138,555
International Seaways, Inc.	90,300	1,531,488
KLX Energy Services Holdings, Inc. *(a)	15,436	121,327
Kosmos Energy Ltd.	1,322,684	1,944,345
Laredo Petroleum, Inc. *	32,961	538,912
Liberty Oilfield Services, Inc., Class A	188,400	1,215,180
Magnolia Oil & Gas Corp., Class A *	369,948	2,382,465
Mammoth Energy Services, Inc. *	48,146	65,479
Matador Resources Co. *	399,095	3,883,194
Matrix Service Co. *	95,181	879,472
Murphy Oil Corp.	531,447	7,302,082
Nabors Industries Ltd. (a)	24,619	984,268
NACCO Industries, Inc., Class A	14,936	306,188
Natural Gas Services Group, Inc. *	42,423	347,020
Newpark Resources, Inc. *	331,308	646,051
NextDecade Corp. *	24,215	32,206
NexTier Oilfield Solutions, Inc. *	585,515	1,475,498
Nine Energy Service, Inc. *(a)	58,427	80,045
Northern Oil & Gas, Inc. *	858,000	582,153
Oasis Petroleum, Inc. *	1,065,000	591,501
Oceaneering International, Inc. *	361,008	1,945,833
Oil States International, Inc. *	222,295	975,875
Overseas Shipholding Group, Inc., Class A *	221,046	466,407
Ovintiv, Inc.	943,601	10,455,099
Par Pacific Holdings, Inc. *	141,894	1,231,640
Patterson-UTI Energy, Inc.	680,988	2,621,804
PBF Energy, Inc., Class A	370,489	3,171,386
PDC Energy, Inc. *	344,527	5,216,139
Peabody Energy Corp.	266,311	695,072
Penn Virginia Corp. *	49,237	562,287
ProPetro Holding Corp. *	302,701	1,900,962
QEP Resources, Inc.	892,223	1,159,890
Range Resources Corp.	766,325	5,716,784
Renewable Energy Group, Inc. *	142,101	4,750,436
REX American Resources Corp. *	19,892	1,228,928
RigNet, Inc. *(a)	43,935	219,236
Ring Energy, Inc. *	212,194	145,395
RPC, Inc. *	189,646	593,592
SandRidge Energy, Inc. *	109,072	172,334
SEACOR Holdings, Inc. *	63,822	2,017,413
SEACOR Marine Holdings, Inc. *(a)	71,911	192,721
Select Energy Services, Inc., Class A *	230,154	1,097,835
SM Energy Co.	385,450	936,643
Security	Number of Shares	Value ($)
Southwestern Energy Co. *	1,956,292	5,438,492
Talos Energy, Inc. *	73,735	553,750
Tellurian, Inc. *(a)	371,909	345,429
TETRA Technologies, Inc. *	458,764	311,960
Tidewater, Inc. *	145,427	999,083
Transocean Ltd. *	2,099,027	2,560,813
U.S. Well Services, Inc. *	62,604	17,348
US Silica Holdings, Inc.	270,819	1,207,853
W&T Offshore, Inc. *	341,725	762,047
World Fuel Services Corp.	228,134	6,022,738
		183,641,962

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	447,500	19,873,475
Casey's General Stores, Inc.	133,500	23,742,975
Grocery Outlet Holding Corp. *	230,764	9,491,323
Ingles Markets, Inc., Class A	51,474	2,079,550
Natural Grocers by Vitamin Cottage, Inc.	29,679	347,838
Performance Food Group Co. *	479,857	17,519,579
PriceSmart, Inc.	81,202	5,339,031
Rite Aid Corp. *	199,170	2,593,193
SpartanNash Co.	130,045	2,598,299
Sprouts Farmers Market, Inc. *	427,079	9,972,295
The Andersons, Inc.	118,737	2,105,207
The Chefs' Warehouse, Inc. *	112,143	1,660,838
United Natural Foods, Inc. *	194,757	3,515,364
Village Super Market, Inc., Class A	29,409	748,165
Weis Markets, Inc.	59,414	2,924,951
		104,512,083

Food, Beverage & Tobacco 1.9%
Alico, Inc.	13,744	444,206
B&G Foods, Inc.	232,179	7,230,054
Cal-Maine Foods, Inc. *	132,134	5,099,051
Calavo Growers, Inc.	59,745	3,792,015
Coca-Cola Consolidated, Inc.	16,723	4,570,396
Darling Ingredients, Inc. *	595,142	19,026,690
Farmer Bros Co. *	54,635	343,654
Flowers Foods, Inc.	698,474	17,084,674
Fresh Del Monte Produce, Inc.	109,386	2,536,661
Freshpet, Inc. *	125,634	14,272,023
Hostess Brands, Inc. *	446,646	5,734,935
J&J Snack Foods Corp.	53,960	7,335,862
John B Sanfilippo & Son, Inc.	32,288	2,571,416
Lancaster Colony Corp.	71,786	12,757,808
Landec Corp. *	107,241	1,098,148
Limoneira Co.	56,897	823,300
MGP Ingredients, Inc.	47,302	1,681,586
National Beverage Corp. *(a)	42,346	3,443,577
Sanderson Farms, Inc.	71,780	8,395,389
Seaboard Corp.	926	2,484,458
Seneca Foods Corp., Class A *	27,015	1,279,430
Simply Good Foods Co. *	296,550	7,369,268
The Boston Beer Co., Inc., Class A *	35,008	30,876,356
The Hain Celestial Group, Inc. *	284,315	9,322,689
Tootsie Roll Industries, Inc.	62,375	1,995,376
TreeHouse Foods, Inc. *	204,314	8,746,682
Turning Point Brands, Inc.	42,959	1,241,515
Universal Corp.	88,969	3,862,144
Vector Group Ltd.	434,858	4,379,020
		189,798,383

Health Care Equipment & Services 7.0%
1Life Healthcare, Inc. *	105,461	3,076,297
Acadia Healthcare Co., Inc. *	322,984	9,983,435

56
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Accelerate Diagnostics, Inc. *(a)	97,601	1,188,780
Accuray, Inc. *	332,926	775,718
AdaptHealth Corp. *	19,271	409,123
Addus HomeCare Corp. *	49,186	4,606,761
Allscripts Healthcare Solutions, Inc. *	588,647	5,256,618
Amedisys, Inc. *	117,402	28,399,544
American Renal Associates Holdings, Inc. *	53,253	358,925
AMN Healthcare Services, Inc. *	170,306	9,169,275
AngioDynamics, Inc. *	134,849	1,262,861
Antares Pharma, Inc. *	551,717	1,561,359
Apollo Medical Holdings, Inc. *	89,006	1,681,323
AtriCure, Inc. *	159,326	7,126,652
Atrion Corp.	5,175	3,269,151
Avanos Medical, Inc. *	173,841	5,632,448
AxoGen, Inc. *	130,996	1,554,922
Axonics Modulation Technologies, Inc. *	73,948	3,125,042
BioTelemetry, Inc. *	123,808	4,900,321
Brookdale Senior Living, Inc. *	667,631	1,835,985
Cantel Medical Corp.	134,332	7,049,743
Capital Senior Living Corp. *	110,485	77,351
Cardiovascular Systems, Inc. *	128,374	4,193,979
Castlight Health, Inc., Class B *	315,940	435,997
Cerus Corp. *	591,615	3,768,588
Change Healthcare, Inc. *	797,019	11,277,819
Community Health Systems, Inc. *	434,421	2,245,957
Computer Programs & Systems, Inc.	46,376	1,268,847
CONMED Corp.	103,751	8,954,749
CorVel Corp. *	31,965	2,653,734
Covetrus, Inc. *	353,915	8,108,193
CryoLife, Inc. *	135,880	2,747,494
CryoPort, Inc. *	138,606	7,689,861
Envista Holdings Corp. *	578,046	13,867,323
Enzo Biochem, Inc. *	138,323	294,628
Evolent Health, Inc., Class A *	280,055	4,013,188
GenMark Diagnostics, Inc. *	227,765	2,954,112
Glaukos Corp. *	144,045	6,889,672
Globus Medical, Inc., Class A *	274,647	15,523,048
Hanger, Inc. *	137,575	2,718,482
Health Catalyst, Inc. *	28,270	881,459
HealthEquity, Inc. *	275,760	15,850,685
HealthStream, Inc. *	91,805	1,901,741
Heska Corp. *	30,461	3,155,760
HMS Holdings Corp. *	320,358	8,934,785
ICU Medical, Inc. *	70,217	14,060,252
Inogen, Inc. *	66,759	2,018,125
Inovalon Holdings, Inc., Class A *	276,896	6,851,791
Inspire Medical Systems, Inc. *	58,960	7,042,772
Integer Holdings Corp. *	118,872	8,233,075
Integra LifeSciences Holdings Corp. *	255,412	12,206,139
Invacare Corp.	127,976	867,677
iRhythm Technologies, Inc. *	98,122	21,604,502
Lantheus Holdings, Inc. *	238,218	3,196,886
LeMaitre Vascular, Inc.	60,570	1,955,200
LHC Group, Inc. *	107,753	22,460,035
LivaNova plc *	175,889	8,249,194
Livongo Health, Inc. *	49,708	6,824,908
Magellan Health, Inc. *	80,833	6,099,658
MEDNAX, Inc. *	310,370	5,766,675
Meridian Bioscience, Inc. *	154,919	2,190,555
Merit Medical Systems, Inc. *	200,581	9,848,527
Mesa Laboratories, Inc.	14,767	3,631,501
National HealthCare Corp.	41,677	2,654,825
National Research Corp.	44,069	2,467,864
Natus Medical, Inc. *	122,922	2,232,263
Neogen Corp. *	191,926	14,624,761
Nevro Corp. *	123,240	16,950,430
NextGen Healthcare, Inc. *	178,506	2,366,990
Security	Number of Shares	Value ($)
NuVasive, Inc. *	185,712	9,681,167
Omnicell, Inc. *	154,435	10,297,726
Option Care Health, Inc. *	122,643	1,425,112
OraSure Technologies, Inc. *	258,717	3,032,163
Orthofix Medical, Inc. *	69,901	2,120,796
Owens & Minor, Inc.	229,659	3,807,746
Patterson Cos., Inc.	312,088	9,053,673
Penumbra, Inc. *	119,935	25,084,405
PetIQ, Inc. *	69,844	2,457,112
Phreesia, Inc. *	61,439	1,937,786
Premier, Inc., Class A	241,537	7,910,337
Progyny, Inc. *	36,148	1,032,025
Quidel Corp. *	138,692	24,404,244
R1 RCM, Inc. *	376,544	5,459,888
RadNet, Inc. *	151,642	2,186,678
Schrodinger, Inc. *	66,834	4,040,784
SeaSpine Holdings Corp. *	79,633	1,059,915
Select Medical Holdings Corp. *	390,336	7,834,043
Senseonics Holdings, Inc. *	612,285	287,468
Shockwave Medical, Inc. *	31,887	2,026,100
SI-BONE, Inc. *	72,208	1,575,579
Silk Road Medical, Inc. *	47,238	2,880,573
Simulations Plus, Inc.	44,413	2,646,127
SmileDirectClub, Inc. *(a)	221,310	1,797,037
STAAR Surgical Co. *	106,201	5,092,338
Surgery Partners, Inc. *	72,055	1,375,530
Surmodics, Inc. *	49,737	2,250,599
Tabula Rasa HealthCare, Inc. *	74,476	3,768,486
Tactile Systems Technology, Inc. *	69,464	2,669,501
Tandem Diabetes Care, Inc. *	207,031	23,336,534
Teladoc Health, Inc. *	270,047	58,246,437
Tenet Healthcare Corp. *	379,322	10,689,294
The Ensign Group, Inc.	182,711	10,695,902
The Pennant Group, Inc. *	94,740	3,509,170
The Providence Service Corp. *	41,503	3,842,763
Tivity Health, Inc. *	157,512	2,576,896
TransEnterix, Inc. *	142,243	57,281
TransMedics Group, Inc. *	22,749	405,615
Triple-S Management Corp., Class B *	86,622	1,611,169
US Physical Therapy, Inc.	46,310	4,116,959
Varex Imaging Corp. *	141,390	1,568,015
ViewRay, Inc. *	380,305	1,034,430
Vocera Communications, Inc. *	115,910	3,244,321
Wright Medical Group N.V. *	467,799	14,141,564
		705,307,628

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	142,476	2,769,733
Central Garden & Pet Co. *	35,214	1,432,858
Central Garden & Pet Co., Class A *	141,786	5,268,768
Edgewell Personal Care Co. *	196,848	5,651,506
elf Beauty, Inc. *	96,999	1,894,390
Energizer Holdings, Inc.	230,829	10,685,074
Inter Parfums, Inc.	64,150	2,865,581
Medifast, Inc.	42,794	6,963,440
Nu Skin Enterprises, Inc., Class A	187,939	8,883,877
Revlon, Inc., Class A *(a)	25,795	188,819
Spectrum Brands Holdings, Inc.	148,058	8,824,257
USANA Health Sciences, Inc. *	44,256	3,470,113
WD-40 Co.	49,637	10,144,810
		69,043,226

Insurance 2.7%
Ambac Financial Group, Inc. *	167,551	2,116,169
American Equity Investment Life Holding Co.	331,605	7,928,676

57
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
American National Group, Inc.	33,110	2,483,581
AMERISAFE, Inc.	70,084	4,676,705
Argo Group International Holdings Ltd.	125,684	4,667,904
Assured Guaranty Ltd.	315,034	6,757,479
Brighthouse Financial, Inc. *	340,918	10,350,270
BRP Group, Inc., Class A *	114,464	3,148,905
Citizens, Inc. *(a)	179,556	1,050,403
CNO Financial Group, Inc.	520,530	8,484,639
Crawford & Co., Class A	61,590	422,507
Crawford & Co., Class B	37,759	262,803
Donegal Group, Inc., Class A	40,440	583,549
eHealth, Inc. *	92,810	5,858,167
Employers Holdings, Inc.	110,651	3,605,010
Enstar Group Ltd. *	55,429	9,921,237
FBL Financial Group, Inc., Class A	36,178	1,340,395
First American Financial Corp.	403,570	21,215,675
Genworth Financial, Inc., Class A *	1,815,016	5,481,348
Goosehead Insurance, Inc., Class A	44,807	4,604,367
Greenlight Capital Re Ltd., Class A *	104,813	761,990
Horace Mann Educators Corp.	149,678	5,846,423
Independence Holding Co.	18,339	641,865
James River Group Holdings Ltd.	111,096	5,411,486
Kemper Corp.	222,639	17,290,145
Kinsale Capital Group, Inc.	75,027	15,547,845
MBIA, Inc. *	229,996	1,865,268
Mercury General Corp.	98,845	4,421,337
National General Holdings Corp.	239,187	8,144,317
National Western Life Group, Inc., Class A	8,075	1,776,419
NI Holdings, Inc. *	34,131	557,018
Palomar Holdings, Inc. *	64,225	7,215,679
Primerica, Inc.	147,729	18,443,966
ProAssurance Corp.	195,858	3,000,545
ProSight Global, Inc. *	29,688	281,442
RLI Corp.	144,970	13,596,736
Safety Insurance Group, Inc.	52,767	3,820,331
Selective Insurance Group, Inc.	216,711	12,961,485
State Auto Financial Corp.	62,106	958,296
Stewart Information Services Corp.	85,647	3,654,557
The Hanover Insurance Group, Inc.	137,977	14,141,263
Third Point Reinsurance Ltd. *	289,924	2,481,749
Trupanion, Inc. *	108,352	6,796,921
United Fire Group, Inc.	76,845	1,934,957
United Insurance Holdings Corp.	76,404	578,378
Universal Insurance Holdings, Inc.	108,460	2,011,933
Watford Holdings Ltd. *	11,416	182,656
White Mountains Insurance Group Ltd.	10,705	9,542,437
		268,827,233

Materials 3.8%
AdvanSix, Inc. *	102,252	1,301,668
Alcoa Corp. *	674,744	9,864,757
Allegheny Technologies, Inc. *	460,038	3,832,117
American Vanguard Corp.	94,833	1,341,887
Arconic Corp. *	347,873	7,740,174
Avient Corp.	330,925	8,445,206
Balchem Corp.	117,096	11,440,279
Boise Cascade Co.	141,807	6,494,761
Cabot Corp.	204,259	7,559,626
Carpenter Technology Corp.	173,933	3,657,811
Century Aluminum Co. *	183,367	1,809,832
Chase Corp.	26,142	2,550,675
Clearwater Paper Corp. *	60,193	2,026,096
Cleveland-Cliffs, Inc.	1,441,484	9,484,965
Coeur Mining, Inc. *	881,150	7,454,529
Commercial Metals Co.	431,512	9,005,655
Compass Minerals International, Inc.	122,862	6,994,534
Security	Number of Shares	Value ($)
Contura Energy, Inc. *	70,562	292,127
Domtar Corp.	199,069	5,677,448
Eagle Materials, Inc.	150,806	12,331,407
Element Solutions, Inc. *	792,850	8,523,137
Ferro Corp. *	296,652	3,699,250
Forterra, Inc. *	69,187	916,728
FutureFuel Corp.	94,750	1,146,475
GCP Applied Technologies, Inc. *	196,360	5,117,142
Graphic Packaging Holding Co.	1,014,407	14,181,410
Greif, Inc., Class A	94,805	3,493,564
Greif, Inc., Class B	23,393	959,815
H.B. Fuller Co.	186,063	8,962,655
Hawkins, Inc.	33,704	1,692,615
Haynes International, Inc.	46,225	866,256
Hecla Mining Co.	1,912,848	11,515,345
Ingevity Corp. *	149,342	8,388,540
Innospec, Inc.	89,293	6,669,294
Kaiser Aluminum Corp.	57,378	3,688,258
Koppers Holdings, Inc. *	76,536	1,841,456
Kraton Corp. *	116,507	1,635,758
Kronos Worldwide, Inc.	80,628	1,007,044
Livent Corp. *	532,534	4,515,888
Loop Industries, Inc. *(a)	55,604	612,756
Louisiana-Pacific Corp.	407,079	13,409,182
LSB Industries, Inc. *	77,668	169,316
Materion Corp.	73,888	4,033,546
McEwen Mining, Inc. *(a)	1,115,569	1,405,617
Mercer International, Inc.	147,236	1,233,838
Minerals Technologies, Inc.	123,262	6,255,546
Myers Industries, Inc.	130,498	1,996,619
Neenah, Inc.	61,022	2,702,054
O-I Glass, Inc.	569,119	6,192,015
Olin Corp.	570,327	6,416,179
P.H. Glatfelter Co.	159,508	2,391,025
PQ Group Holdings, Inc. *	136,957	1,595,549
Quaker Chemical Corp.	47,022	8,934,180
Ramaco Resources, Inc. *	34,198	103,278
Rayonier Advanced Materials, Inc. *	180,817	571,382
Resolute Forest Products, Inc. *	307,685	1,455,350
Schnitzer Steel Industries, Inc., Class A	97,475	1,924,156
Schweitzer-Mauduit International, Inc.	113,013	3,427,684
Sensient Technologies Corp.	154,041	8,506,144
Silgan Holdings, Inc.	280,626	10,680,626
Stepan Co.	72,659	8,376,856
Summit Materials, Inc., Class A *	414,844	6,177,027
SunCoke Energy, Inc.	301,776	1,080,358
The Chemours Co.	594,938	12,291,419
The Scotts Miracle-Gro Co.	142,983	24,096,925
TimkenSteel Corp. *	146,125	550,891
Tredegar Corp.	90,772	1,536,770
Trinseo S.A.	139,212	3,467,771
Tronox Holdings plc, Class A	345,074	3,091,863
United States Lime & Minerals, Inc.	7,482	689,317
United States Steel Corp.	800,668	6,269,230
US Concrete, Inc. *	56,949	1,519,969
Valhi, Inc.	7,383	103,067
Valvoline, Inc.	670,832	13,684,973
Venator Materials plc *	171,079	367,820
Verso Corp., Class A	126,233	1,654,915
Warrior Met Coal, Inc.	186,365	2,883,067
Worthington Industries, Inc.	132,199	5,490,224
		385,474,688

Media & Entertainment 3.0%
AMC Entertainment Holdings, Inc., Class A (a)	191,261	1,124,615
AMC Networks, Inc., Class A *	147,839	3,591,009

58
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
ANGI Homeservices, Inc., Class A *	230,242	3,194,608
Cardlytics, Inc. *	75,393	5,718,559
Cargurus, Inc. *	261,534	6,376,199
Cars.com, Inc. *	246,913	2,143,205
Central European Media Enterprises Ltd., Class A *	329,226	1,364,642
Cinemark Holdings, Inc.	385,994	5,654,812
Clear Channel Outdoor Holdings, Inc. *	1,293,794	1,513,739
Emerald Holding, Inc.	89,692	247,550
Entercom Communications Corp., Class A	430,029	645,044
Entravision Communications Corp., Class A	223,481	339,691
Eventbrite, Inc., Class A *	133,502	1,435,146
Gannett Co., Inc.	483,383	836,253
Glu Mobile, Inc. *	478,526	3,799,496
Gray Television, Inc. *	305,994	4,749,027
Hemisphere Media Group, Inc. *	65,264	580,850
iHeartMedia, Inc. Class A *	218,082	2,010,716
John Wiley & Sons, Inc., Class A	162,474	5,142,302
Liberty Media Corp. - Liberty Braves, Class A *	34,208	670,135
Liberty Media Corp. - Liberty Braves, Class C *	127,208	2,471,651
Liberty TripAdvisor Holdings, Inc., Class A *	265,538	743,506
Lions Gate Entertainment Corp., Class A *	197,076	1,919,520
Lions Gate Entertainment Corp., Class B *	402,155	3,643,524
Loral Space & Communications, Inc.	46,920	1,105,904
Madison Square Garden Entertainment Corp. *	62,957	4,732,478
Madison Square Garden Sports Corp. *	62,709	10,284,276
Match Group, Inc. *	777,522	86,833,657
Meredith Corp.	145,789	2,041,046
MSG Networks, Inc., Class A *	157,046	1,529,628
National CineMedia, Inc.	226,573	817,929
Nexstar Media Group, Inc., Class A	163,985	15,744,200
Pinterest, Inc., Class A *	409,412	15,062,267
QuinStreet, Inc. *	169,697	2,231,516
Scholastic Corp.	110,544	2,487,240
Sciplay Corp., Class A *	81,377	1,072,956
Sinclair Broadcast Group, Inc., Class A (a)	199,832	4,158,504
TechTarget, Inc. *	83,015	3,294,035
TEGNA, Inc.	792,495	9,922,037
The E.W. Scripps Co., Class A	200,416	2,228,626
The Marcus Corp.	85,502	1,339,816
The New York Times Co., Class A	523,471	22,681,998
Tribune Publishing Co.	63,071	715,856
TrueCar, Inc. *	348,137	1,646,688
Warner Music Group Corp., Class A	279,849	8,300,321
WideOpenWest, Inc. *	86,714	498,606
World Wrestling Entertainment, Inc., Class A	167,622	7,387,102
Yelp, Inc. *	236,862	5,476,249
Zynga, Inc., Class A *	3,464,193	31,385,589
		302,894,323

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
10X Genomics, Inc., Class A *	41,923	4,805,214
89bio, Inc. *	19,829	763,417
ACADIA Pharmaceuticals, Inc. *	412,710	16,339,189
Acceleron Pharma, Inc. *	185,208	18,052,224
Acorda Therapeutics, Inc. *	176,614	98,250
Security	Number of Shares	Value ($)
Adaptive Biotechnologies Corp. *	82,924	3,450,468
Adverum Biotechnologies, Inc. *	290,418	3,543,100
Aerie Pharmaceuticals, Inc. *	150,963	1,660,593
Agenus, Inc. *	498,824	2,172,379
Agios Pharmaceuticals, Inc. *	219,454	8,999,809
Aimmune Therapeutics, Inc. *(a)	154,158	5,275,287
Akcea Therapeutics, Inc. *(a)	63,241	1,156,045
Akebia Therapeutics, Inc. *	513,527	5,345,816
Akero Therapeutics, Inc. *	40,544	1,321,734
Alector, Inc. *	137,889	1,781,526
Alkermes plc *	576,083	9,528,413
Allakos, Inc. *	88,696	7,945,388
Allogene Therapeutics, Inc. *	233,271	8,316,111
AMAG Pharmaceuticals, Inc. *	124,172	1,286,422
Amicus Therapeutics, Inc. *	934,279	13,640,473
Amneal Pharmaceuticals, Inc. *	396,866	1,631,119
Amphastar Pharmaceuticals, Inc. *	122,630	2,499,199
AnaptysBio, Inc. *	89,476	1,550,619
ANI Pharmaceuticals, Inc. *	34,167	1,071,477
Anika Therapeutics, Inc. *	51,205	1,962,688
Apellis Pharmaceuticals, Inc. *	188,290	5,804,981
Aprea Therapeutics, Inc. *	22,141	600,021
Arcus Biosciences, Inc. *	149,634	3,561,289
Arcutis Biotherapeutics, Inc. *(a)	38,125	955,794
Arena Pharmaceuticals, Inc. *	202,638	14,148,185
Arrowhead Pharmaceuticals, Inc. *	369,051	15,588,714
Arvinas, Inc. *	55,976	1,452,577
Assembly Biosciences, Inc. *	105,206	2,300,855
Assertio Holdings, Inc. *	305,869	247,754
Atara Biotherapeutics, Inc. *	213,018	2,871,483
Athenex, Inc. *	176,815	2,031,604
Avrobio, Inc. *	91,548	1,585,611
Axsome Therapeutics, Inc. *	98,177	7,197,356
Beam Therapeutics, Inc. *(a)	44,074	1,106,698
BioCryst Pharmaceuticals, Inc. *	475,141	1,971,835
Biohaven Pharmaceutical Holding Co., Ltd. *	161,105	10,212,446
Black Diamond Therapeutics, Inc. *	43,602	1,254,430
Blueprint Medicines Corp. *	196,511	15,215,847
Bridgebio Pharma, Inc. *	75,006	2,239,679
Bruker Corp.	368,957	15,503,573
Cara Therapeutics, Inc. *	152,579	2,364,974
CareDx, Inc. *	141,811	4,842,846
CASI Pharmaceuticals, Inc. *	169,256	289,428
Catalyst Pharmaceuticals, Inc. *	350,960	1,151,149
Charles River Laboratories International, Inc. *	179,522	39,306,342
Chimerix, Inc. *	176,508	495,987
Clovis Oncology, Inc. *(a)	319,498	1,664,585
Codexis, Inc. *	181,596	2,506,025
Coherus Biosciences, Inc. *	220,534	4,183,530
Corcept Therapeutics, Inc. *	374,739	4,759,185
Cortexyme, Inc. *	18,316	805,355
Crinetics Pharmaceuticals, Inc. *	58,857	943,478
Cyclerion Therapeutics, Inc. *	59,765	407,597
Cymabay Therapeutics, Inc. *	235,028	1,520,631
Cytokinetics, Inc. *	241,942	5,796,930
CytomX Therapeutics, Inc. *	167,616	1,223,597
Deciphera Pharmaceuticals, Inc. *	72,962	3,284,020
Denali Therapeutics, Inc. *	272,378	8,688,858
Dicerna Pharmaceuticals, Inc. *	209,927	3,887,848
Dynavax Technologies Corp. *	368,972	2,206,453
Eagle Pharmaceuticals, Inc. *	37,114	1,472,684
Editas Medicine, Inc. *	221,681	7,809,822
Eidos Therapeutics, Inc. *	19,786	856,338
Eloxx Pharmaceuticals, Inc. *	91,036	280,846
Emergent BioSolutions, Inc. *	161,649	18,436,068
Enanta Pharmaceuticals, Inc. *	58,333	3,044,399

59
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Endo International plc *	744,000	2,239,440
Epizyme, Inc. *	279,817	3,637,621
Esperion Therapeutics, Inc. *(a)	92,515	3,339,791
Evelo Biosciences, Inc. *	43,436	192,856
Fate Therapeutics, Inc. *	252,338	9,185,103
FibroGen, Inc. *	290,902	13,041,137
Five Prime Therapeutics, Inc. *	123,029	525,334
Flexion Therapeutics, Inc. *	152,676	1,780,202
Frequency Therapeutics, Inc. *(a)	21,570	417,164
G1 Therapeutics, Inc. *	102,045	1,566,391
Geron Corp. *	1,123,351	2,302,870
Global Blood Therapeutics, Inc. *	221,007	13,874,819
Gossamer Bio, Inc. *	173,055	2,405,464
Gritstone Oncology, Inc. *	66,779	221,038
Halozyme Therapeutics, Inc. *	413,771	11,997,290
Harpoon Therapeutics, Inc. *	24,383	335,510
Heron Therapeutics, Inc. *	283,510	4,054,193
Homology Medicines, Inc. *	91,695	974,718
Horizon Therapeutics plc *	734,700	55,190,664
IGM Biosciences, Inc. *	42,864	1,843,152
IMARA, Inc. *(a)	17,301	402,075
ImmunoGen, Inc. *	630,282	2,332,043
Immunomedics, Inc. *	753,169	33,561,211
Immunovant, Inc. *	93,221	3,165,785
Innoviva, Inc. *	243,444	2,850,729
Inovio Pharmaceuticals, Inc. *(a)	538,532	6,456,999
Insmed, Inc. *	366,645	10,335,723
Intellia Therapeutics, Inc. *	165,167	3,564,304
Intercept Pharmaceuticals, Inc. *	92,223	4,600,083
Intersect ENT, Inc. *	119,250	2,394,540
Intra-Cellular Therapies, Inc. *	200,587	3,654,695
Invitae Corp. *	417,066	14,580,627
Iovance Biotherapeutics, Inc. *	484,986	16,164,583
Ironwood Pharmaceuticals, Inc. *	576,426	5,821,903
Jounce Therapeutics, Inc. *	60,125	291,005
Kaleido Biosciences, Inc. *(a)	18,962	119,271
Karuna Therapeutics, Inc. *	37,926	2,897,546
Karyopharm Therapeutics, Inc. *	232,628	3,538,272
Keros Therapeutics, Inc. *	22,105	1,183,502
Kodiak Sciences, Inc. *	90,668	4,768,230
Krystal Biotech, Inc. *	40,854	1,953,230
Kura Oncology, Inc. *	174,002	4,330,910
La Jolla Pharmaceutical Co. *(a)	75,218	315,916
Lannett Co., Inc. *	123,059	647,290
Lexicon Pharmaceuticals, Inc. *(a)	152,673	267,178
Ligand Pharmaceuticals, Inc. *	58,301	5,946,702
Luminex Corp.	153,933	4,108,472
MacroGenics, Inc. *	177,799	5,145,503
Madrigal Pharmaceuticals, Inc. *	34,190	3,682,263
Mallinckrodt plc *(a)	308,902	488,065
MannKind Corp. *	712,993	1,240,608
Medpace Holdings, Inc. *	97,453	12,648,425
Mirati Therapeutics, Inc. *	136,181	20,341,356
Moderna, Inc. *	1,071,781	69,547,869
Momenta Pharmaceuticals, Inc. *	427,047	22,279,042
Morphic Holding, Inc. *	21,952	581,728
MyoKardia, Inc. *	191,211	20,926,132
Myriad Genetics, Inc. *	269,822	3,607,520
NanoString Technologies, Inc. *	128,932	5,219,167
NantKwest, Inc. *(a)	120,774	881,650
Natera, Inc. *	239,944	15,286,832
Nektar Therapeutics *	645,061	12,475,480
NeoGenomics, Inc. *	397,689	15,489,987
NextCure, Inc. *	34,775	312,627
NGM Biopharmaceuticals, Inc. *	24,795	462,427
Novavax, Inc. *	210,293	23,203,730
Odonate Therapeutics, Inc. *	41,526	670,645
Omeros Corp. *(a)	186,349	2,226,871
Security	Number of Shares	Value ($)
OPKO Health, Inc. *	1,503,802	4,872,318
Optinose, Inc. *	91,604	416,798
Organogenesis Holdings, Inc. *	84,127	362,167
ORIC Pharmaceuticals, Inc. *(a)	27,607	691,555
Osmotica Pharmaceuticals plc *	51,385	305,227
Pacific Biosciences of California, Inc. *	511,515	3,375,999
Pacira BioSciences, Inc. *	152,805	9,553,369
Paratek Pharmaceuticals, Inc. *	141,658	651,627
Passage Bio, Inc. *	43,747	724,450
PDL BioPharma, Inc. *	424,235	1,421,187
Personalis, Inc. *	30,433	694,481
Phathom Pharmaceuticals, Inc. *	47,162	1,733,675
Phibro Animal Health Corp., Class A	72,909	1,564,627
Precigen, Inc. *(a)	276,643	1,673,690
Precision BioSciences, Inc. *	30,410	171,512
Prestige Consumer Healthcare, Inc. *	181,560	6,614,231
Principia Biopharma, Inc. *	68,078	6,808,481
Prothena Corp. plc *	137,673	1,784,242
PTC Therapeutics, Inc. *	228,067	11,272,211
Puma Biotechnology, Inc. *	124,444	1,280,529
Quanterix Corp. *	49,866	1,775,230
Radius Health, Inc. *	154,025	1,906,829
RAPT Therapeutics, Inc. *	22,604	601,266
Reata Pharmaceuticals, Inc., Class A *	96,052	10,080,657
REGENXBIO, Inc. *	114,767	3,502,689
Relmada Therapeutics, Inc. *	49,316	1,759,595
Repligen Corp. *	170,551	26,420,055
resTORbio, Inc. *	57,307	130,660
Retrophin, Inc. *	156,243	3,060,800
Revance Therapeutics, Inc. *	174,142	5,090,171
REVOLUTION Medicines, Inc. *	75,384	2,136,383
Rhythm Pharmaceuticals, Inc. *	109,556	3,232,998
Rocket Pharmaceuticals, Inc. *	127,666	3,264,420
Rubius Therapeutics, Inc. *(a)	122,658	590,598
Sangamo Therapeutics, Inc. *	423,368	4,671,866
Satsuma Pharmaceuticals, Inc. *	21,182	487,821
Seres Therapeutics, Inc. *	221,643	5,871,323
SIGA Technologies, Inc. *	196,148	1,363,229
Solid Biosciences, Inc. *	54,495	130,243
Spectrum Pharmaceuticals, Inc. *	417,733	1,758,656
SpringWorks Therapeutics, Inc. *	33,074	1,468,816
Stoke Therapeutics, Inc. *	29,715	872,730
Supernus Pharmaceuticals, Inc. *	191,164	4,203,696
Syros Pharmaceuticals, Inc. *	131,112	1,737,234
TCR2 Therapeutics, Inc. *	51,562	1,042,584
TG Therapeutics, Inc. *	352,362	8,740,339
TherapeuticsMD, Inc. *(a)	815,188	1,190,174
Theravance Biopharma, Inc. *	174,126	3,191,730
Tricida, Inc. *	97,576	1,031,378
Turning Point Therapeutics, Inc. *	72,095	5,636,387
Twist Bioscience Corp. *	107,432	7,512,720
Ultragenyx Pharmaceutical, Inc. *	203,704	17,327,062
United Therapeutics Corp. *	159,643	17,075,415
UNITY Biotechnology, Inc. *(a)	93,118	292,391
Vanda Pharmaceuticals, Inc. *	196,719	2,024,239
Veracyte, Inc. *	187,377	6,241,528
Vericel Corp. *	161,751	2,563,753
Viela Bio, Inc. *	43,286	1,458,305
Voyager Therapeutics, Inc. *	92,084	1,085,670
WaVe Life Sciences Ltd. *	64,861	812,708
Xencor, Inc. *	179,141	6,404,291
Y-mAbs Therapeutics, Inc. *	61,593	2,650,347
Zentalis Pharmaceuticals, Inc. *	34,637	1,191,513
ZIOPHARM Oncology, Inc. *	697,900	1,961,099
Zogenix, Inc. *	187,722	4,443,380
		1,094,339,529

60
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Real Estate 6.7%
Acadia Realty Trust	310,282	3,518,598
Agree Realty Corp.	195,398	13,076,034
Alexander & Baldwin, Inc.	246,760	2,988,264
Alexander's, Inc.	7,568	1,930,370
Altisource Portfolio Solutions S.A. *	34,145	384,814
American Assets Trust, Inc.	173,540	4,433,947
American Finance Trust, Inc.	394,036	2,693,236
Apple Hospitality REIT, Inc.	760,245	7,731,692
Armada Hoffler Properties, Inc.	204,859	2,069,076
Ashford Hospitality Trust, Inc. (a)	31,211	96,130
Braemar Hotels & Resorts, Inc.	110,273	263,552
Brandywine Realty Trust	617,078	6,868,078
CareTrust REIT, Inc.	346,051	6,703,008
CBL & Associates Properties, Inc. *	660,448	122,843
Cedar Realty Trust, Inc.	316,655	266,054
Chatham Lodging Trust	171,555	1,187,161
CIM Commercial Trust Corp.	5,678	58,654
City Office REIT, Inc.	173,609	1,395,816
Colony Capital, Inc.	1,735,775	4,703,950
Columbia Property Trust, Inc.	413,584	4,880,291
Community Healthcare Trust, Inc.	74,766	3,491,572
CoreCivic, Inc.	435,590	4,055,343
CorEnergy Infrastructure Trust, Inc.	44,508	397,902
CorePoint Lodging, Inc.	144,492	820,715
CoreSite Realty Corp.	146,259	17,909,415
Corporate Office Properties Trust	406,872	10,025,326
Cousins Properties, Inc.	539,131	16,093,060
DiamondRock Hospitality Co.	718,063	3,805,734
Diversified Healthcare Trust	863,337	3,280,681
Easterly Government Properties, Inc.	272,959	6,602,878
EastGroup Properties, Inc.	141,775	18,878,759
Empire State Realty Trust, Inc., Class A	528,188	3,327,584
EPR Properties	280,663	9,068,222
Equity Commonwealth	441,275	13,851,622
Essential Properties Realty Trust, Inc.	334,873	5,682,795
eXp World Holdings, Inc. *	85,121	3,786,182
First Industrial Realty Trust, Inc.	461,683	19,690,780
Forestar Group, Inc. *	58,419	1,038,106
Four Corners Property Trust, Inc.	255,629	6,454,632
Franklin Street Properties Corp.	388,198	1,719,717
Front Yard Residential Corp.	179,945	1,754,464
FRP Holdings, Inc. *	23,757	975,938
Getty Realty Corp.	125,342	3,671,267
Gladstone Commercial Corp.	123,397	2,419,815
Global Net Lease, Inc.	325,699	5,699,732
Healthcare Realty Trust, Inc.	489,483	14,121,585
Hersha Hospitality Trust	128,180	824,197
Hudson Pacific Properties, Inc.	555,559	13,044,525
Independence Realty Trust, Inc.	344,752	4,037,046
Industrial Logistics Properties Trust	235,344	5,076,370
Innovative Industrial Properties, Inc.	77,014	9,479,653
Investors Real Estate Trust	44,107	3,136,008
iStar, Inc.	264,793	3,278,137
Kennedy-Wilson Holdings, Inc.	451,866	6,457,165
Kite Realty Group Trust	303,633	3,412,835
Lexington Realty Trust	1,002,284	11,395,969
Life Storage, Inc.	170,396	17,964,850
LTC Properties, Inc.	143,075	5,220,807
Mack-Cali Realty Corp.	327,272	4,133,445
Marcus & Millichap, Inc. *	86,238	2,432,774
Monmouth Real Estate Investment Corp.	354,169	5,138,992
National Health Investors, Inc.	162,220	10,098,195
National Storage Affiliates Trust	224,272	7,694,772
New Senior Investment Group, Inc.	306,044	1,340,473
Newmark Group, Inc., Class A	572,085	2,534,337
NexPoint Residential Trust, Inc.	79,679	3,298,711
Security	Number of Shares	Value ($)
Office Properties Income Trust	175,395	4,181,417
One Liberty Properties, Inc.	57,862	1,108,636
Outfront Media, Inc.	522,824	8,851,410
Paramount Group, Inc.	688,801	5,097,127
Pebblebrook Hotel Trust	473,247	5,972,377
Pennsylvania Real Estate Investment Trust (a)	220,010	242,011
Physicians Realty Trust	735,513	13,349,561
Piedmont Office Realty Trust, Inc., Class A	456,020	6,981,666
PotlatchDeltic Corp.	242,940	11,184,958
Preferred Apartment Communities, Inc., Class A	173,356	1,144,150
PS Business Parks, Inc.	72,660	9,169,692
QTS Realty Trust, Inc., Class A	218,605	14,825,791
Rayonier, Inc.	502,321	14,707,959
RE/MAX Holdings, Inc., Class A	65,518	2,302,302
Realogy Holdings Corp. *	418,299	4,634,753
Redfin Corp. *	321,208	15,279,865
Retail Opportunity Investments Corp.	420,123	4,675,969
Retail Properties of America, Inc., Class A	778,331	4,911,269
Retail Value, Inc.	54,894	697,703
Rexford Industrial Realty, Inc.	445,221	21,361,704
RLJ Lodging Trust	597,237	5,637,917
RPT Realty	291,068	1,705,658
Ryman Hospitality Properties, Inc.	199,116	7,598,267
Sabra Health Care REIT, Inc.	744,626	11,042,804
Safehold, Inc.	48,026	2,664,002
Saul Centers, Inc.	43,026	1,205,588
Seritage Growth Properties, Class A *(a)	127,893	1,794,339
Service Properties Trust	593,288	4,870,894
SITE Centers Corp.	536,421	4,028,522
Spirit Realty Capital, Inc.	374,153	13,286,173
STAG Industrial, Inc.	539,552	17,427,530
Summit Hotel Properties, Inc.	384,545	2,264,970
Sunstone Hotel Investors, Inc.	779,979	6,497,225
Tanger Factory Outlet Centers, Inc. (a)	336,461	1,914,463
Taubman Centers, Inc.	223,181	8,547,832
Tejon Ranch Co. *	73,559	1,052,629
Terreno Realty Corp.	245,763	14,657,305
The GEO Group, Inc.	438,229	4,890,636
The Howard Hughes Corp. *	163,125	9,642,319
The RMR Group, Inc., Class A	55,161	1,556,643
The St. Joe Co. *	112,993	2,622,568
UMH Properties, Inc.	132,165	1,921,679
Uniti Group, Inc.	703,021	6,903,666
Universal Health Realty Income Trust	45,995	3,068,786
Urban Edge Properties	399,907	4,223,018
Urstadt Biddle Properties, Inc. (a)	12,736	106,473
Urstadt Biddle Properties, Inc., Class A	105,675	982,777
Washington Prime Group, Inc. (a)	694,924	472,548
Washington Real Estate Investment Trust	297,683	6,531,165
Weingarten Realty Investors	436,098	7,618,632
Whitestone REIT	151,659	975,167
Xenia Hotels & Resorts, Inc.	411,461	3,694,920
		676,082,090

Retailing 4.5%
1-800-Flowers.com, Inc., Class A *	83,829	2,509,002
Aaron's, Inc.	244,885	13,686,623
Abercrombie & Fitch Co., Class A	224,486	2,920,563
America's Car-Mart, Inc. *	22,448	2,256,024
American Eagle Outfitters, Inc.	563,059	7,100,174
Asbury Automotive Group, Inc. *	70,069	7,412,600
At Home Group, Inc. *	173,841	3,322,102
AutoNation, Inc. *	208,776	11,871,003

61
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Barnes & Noble Education, Inc. *(a)	139,343	317,702
Bed Bath & Beyond, Inc.	456,978	5,565,992
Big Lots, Inc.	142,104	6,700,204
Boot Barn Holdings, Inc. *	104,741	2,956,838
Caleres, Inc.	144,783	1,130,755
Camping World Holdings, Inc., Class A	123,381	3,585,452
Carvana Co. *	200,617	43,325,247
Chewy, Inc., Class A *	195,241	11,923,368
Chico's FAS, Inc.	446,198	571,133
Conn's, Inc. *	69,847	892,645
Core-Mark Holding Co., Inc.	164,297	5,490,806
Designer Brands, Inc., Class A	197,939	1,395,470
Dick's Sporting Goods, Inc.	236,196	12,782,928
Dillard's, Inc., Class A (a)	32,768	989,921
Duluth Holdings, Inc., Class B *	43,167	417,857
Etsy, Inc. *	430,469	51,527,139
Express, Inc. *	224,654	249,366
Five Below, Inc. *	202,229	22,133,964
Floor & Decor Holdings, Inc., Class A *	278,540	20,400,270
Funko, Inc., Class A *	60,650	354,196
GameStop Corp., Class A *(a)	233,398	1,559,099
Genesco, Inc. *	50,852	991,614
Group 1 Automotive, Inc.	62,242	5,380,198
Groupon, Inc. *	82,350	2,621,201
Guess?, Inc.	157,138	1,807,087
Haverty Furniture Cos., Inc.	62,836	1,327,096
Hibbett Sports, Inc. *	60,228	2,009,808
Lands' End, Inc. *	58,258	779,492
Liquidity Services, Inc. *	99,178	715,073
Lithia Motors, Inc., Class A	80,407	20,018,127
Lumber Liquidators Holdings, Inc. *	104,960	2,517,990
Magnite, Inc. *	339,983	2,498,875
MarineMax, Inc. *	77,409	2,276,599
Monro, Inc.	120,465	5,552,232
Murphy USA, Inc. *	99,590	13,430,707
National Vision Holdings, Inc. *	290,799	10,925,318
Nordstrom, Inc. (a)	392,231	6,275,696
Ollie's Bargain Outlet Holdings, Inc. *	205,027	19,588,280
Overstock.com, Inc. *	127,829	11,185,037
Party City Holdco, Inc. *	198,031	542,605
Penske Automotive Group, Inc.	120,094	5,664,834
PetMed Express, Inc. (a)	72,933	2,535,151
Quotient Technology, Inc. *	267,807	2,332,599
Rent-A-Center, Inc.	175,488	5,387,482
RH *	60,208	19,901,754
Sally Beauty Holdings, Inc. *	408,107	4,554,474
Shoe Carnival, Inc.	32,447	1,066,857
Shutterstock, Inc.	69,554	3,499,957
Signet Jewelers Ltd.	190,047	3,282,112
Sleep Number Corp. *	100,583	4,827,984
Sonic Automotive, Inc., Class A	87,695	3,705,991
Sportsman's Warehouse Holdings, Inc. *	145,244	2,279,605
Stamps.com, Inc. *	58,902	14,686,625
Stitch Fix, Inc., Class A *	89,476	2,160,845
The Buckle, Inc.	103,930	1,947,648
The Cato Corp., Class A	75,115	600,920
The Children's Place, Inc.	52,366	1,045,487
The Container Store Group, Inc. *	58,252	247,571
The Michaels Cos., Inc. *	275,622	3,100,747
The ODP Corp.	191,939	4,487,534
The RealReal, Inc. *	57,147	917,781
Urban Outfitters, Inc. *	256,310	6,033,537
Weyco Group, Inc.	21,723	391,014
Winmark Corp.	7,511	1,160,074
Zumiez, Inc. *	72,862	1,871,096
		453,481,157

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	138,684	10,279,258
Ambarella, Inc. *	118,092	6,223,448
Amkor Technology, Inc. *	384,199	4,685,307
Axcelis Technologies, Inc. *	119,987	2,835,293
Brooks Automation, Inc.	267,649	13,818,718
Cabot Microelectronics Corp.	105,468	16,061,722
CEVA, Inc. *	79,943	3,377,592
Cirrus Logic, Inc. *	211,542	12,817,330
Cohu, Inc.	150,230	2,583,956
Cree, Inc. *	392,333	24,756,212
Diodes, Inc. *	151,139	7,384,652
Enphase Energy, Inc. *	295,389	22,812,892
Entegris, Inc.	488,350	32,665,731
FormFactor, Inc. *	275,960	7,210,835
Ichor Holdings Ltd. *	83,196	2,093,211
Impinj, Inc. *	55,938	1,367,684
Inphi Corp. *	174,950	19,940,801
Kulicke & Soffa Industries, Inc.	226,122	5,422,406
Lattice Semiconductor Corp. *	488,306	13,965,552
MACOM Technology Solutions Holdings, Inc. *	166,415	5,929,366
Maxeon Solar Technologies Ltd. *	2,063	42,867
MaxLinear, Inc., Class A *	238,789	5,814,512
MKS Instruments, Inc.	199,012	23,787,904
NeoPhotonics Corp. *	153,165	1,020,079
Onto Innovation, Inc. *	172,043	5,374,623
PDF Solutions, Inc. *	103,344	2,139,221
Photronics, Inc. *	237,346	2,380,580
Power Integrations, Inc.	216,178	12,099,483
Rambus, Inc. *	410,279	5,510,047
Semtech Corp. *	235,789	13,829,025
Silicon Laboratories, Inc. *	158,432	16,225,021
SiTime Corp. *	15,988	1,053,289
SMART Global Holdings, Inc. *	48,838	1,230,718
SolarEdge Technologies, Inc. *	180,085	39,825,798
SunPower Corp. *	319,034	3,569,990
Synaptics, Inc. *	123,741	10,558,819
Ultra Clean Holdings, Inc. *	145,298	3,562,707
Veeco Instruments, Inc. *	179,839	2,138,286
		366,394,935

Software & Services 9.2%
2U, Inc. *	257,087	10,640,831
8x8, Inc. *	375,583	6,339,841
A10 Networks, Inc. *	207,591	1,774,903
ACI Worldwide, Inc. *	420,222	12,346,122
Agilysys, Inc. *	72,541	1,840,365
Alarm.com Holdings, Inc. *	153,681	9,200,881
Altair Engineering, Inc., Class A *	143,927	6,047,813
Appfolio, Inc., Class A *	53,320	8,959,360
Appian Corp. *(a)	125,975	7,714,709
Avalara, Inc. *	262,781	34,794,832
Avaya Holdings Corp. *	298,670	4,635,358
Benefitfocus, Inc. *	104,746	1,083,074
Blackbaud, Inc.	179,790	11,479,591
Blackline, Inc. *	157,441	13,755,620
Bottomline Technologies (DE), Inc. *	137,427	6,545,648
Box, Inc., Class A *	546,006	10,718,098
CACI International, Inc., Class A *	91,023	21,316,676
Cardtronics plc, Class A *	131,137	2,846,984
Cass Information Systems, Inc.	43,916	1,719,751
Cerence, Inc. *	132,528	7,050,490
ChannelAdvisor Corp. *	96,463	1,622,508
Cloudera, Inc. *	941,721	12,440,134
Cloudflare, Inc., Class A *	150,004	5,739,153

62
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
CommVault Systems, Inc. *	154,536	6,680,591
Conduent, Inc. *	594,635	2,009,866
Cornerstone OnDemand, Inc. *	201,350	7,101,614
Crowdstrike Holdings, Inc., Class A *	74,932	9,421,200
CSG Systems International, Inc.	119,593	5,091,074
Datadog, Inc., Class A *	102,148	8,534,465
Digimarc Corp. *	46,081	736,374
Digital Turbine, Inc. *	232,494	5,624,030
Domo, Inc., Class B *	77,109	3,139,878
Dropbox, Inc., Class A *	810,355	17,155,215
Dynatrace, Inc. *	660,820	29,228,069
Ebix, Inc.	80,544	1,858,150
Endurance International Group Holdings, Inc. *	286,676	1,866,261
Envestnet, Inc. *	194,242	16,120,144
Everbridge, Inc. *	124,582	18,514,131
EVERTEC, Inc.	215,761	7,555,950
Evo Payments, Inc., Class A *	150,409	4,321,251
Exela Technologies, Inc. *	174,862	74,823
ExlService Holdings, Inc. *	124,350	7,919,851
FireEye, Inc. *	808,389	11,867,151
Five9, Inc. *	225,033	28,678,206
GreenSky, Inc., Class A *	154,371	671,514
Grid Dynamics Holdings, Inc. *	85,455	634,076
GTT Communications, Inc. *(a)	108,956	542,601
GTY Technology Holdings, Inc. *	124,104	405,200
International Money Express, Inc. *	91,924	1,555,354
j2 Global, Inc. *	164,378	11,504,816
KBR, Inc.	515,780	12,889,342
LivePerson, Inc. *	223,590	13,339,379
LiveRamp Holdings, Inc. *	236,742	13,219,673
Manhattan Associates, Inc. *	230,325	22,399,106
ManTech International Corp., Class A	98,434	7,367,785
MAXIMUS, Inc.	222,434	17,249,757
Medallia, Inc. *	99,957	3,617,444
MicroStrategy, Inc., Class A *	27,926	4,033,631
MobileIron, Inc. *	333,475	2,177,592
Model N, Inc. *	100,922	3,968,253
MoneyGram International, Inc. *(a)	110,405	322,383
MongoDB, Inc. *	131,382	30,717,112
New Relic, Inc. *	184,325	11,323,085
NIC, Inc.	242,729	5,189,546
Nutanix, Inc., Class A *	547,077	15,706,581
OneSpan, Inc. *	119,082	2,566,217
Pagerduty, Inc. *	34,934	1,141,294
Paylocity Holding Corp. *	130,520	19,219,070
Paysign, Inc. *(a)	97,453	627,597
Pegasystems, Inc.	139,489	17,920,152
Perficient, Inc. *	120,197	5,157,653
Perspecta, Inc.	494,791	10,276,809
Ping Identity Holding Corp. *	110,251	3,800,352
Pluralsight, Inc., Class A *	353,582	6,767,559
Progress Software Corp.	162,416	6,153,942
PROS Holdings, Inc. *	142,911	5,573,529
Q2 Holdings, Inc. *	177,581	17,276,855
QAD, Inc., Class A	43,877	1,995,526
Qualys, Inc. *	121,505	12,896,541
Rapid7, Inc. *	163,080	10,530,076
RealPage, Inc. *	315,221	19,739,139
Sailpoint Technologies Holdings, Inc. *	310,092	12,164,909
Science Applications International Corp.	179,171	14,953,612
Slack Technologies, Inc., Class A *	232,014	7,619,340
Smartsheet, Inc., Class A *	333,060	18,161,762
SolarWinds Corp. *	238,654	5,018,894
Sprout Social, Inc., Class A *	31,486	1,220,083
SPS Commerce, Inc. *	126,625	10,114,805
SVMK, Inc. *	334,949	8,336,881
Switch, Inc., Class A	214,363	3,687,044
Security	Number of Shares	Value ($)
Sykes Enterprises, Inc. *	137,143	4,540,119
TeleNav, Inc. *	128,422	589,457
Tenable Holdings, Inc. *	184,818	6,956,550
Teradata Corp. *	393,178	9,573,884
TTEC Holdings, Inc.	63,971	3,626,516
Unisys Corp. *	190,243	2,218,233
Upland Software, Inc. *	75,678	2,968,091
Varonis Systems, Inc. *	114,143	14,100,085
Verint Systems, Inc. *	232,733	11,068,781
Verra Mobility Corp. *	481,055	5,082,346
VirnetX Holding Corp.	226,737	1,126,883
Virtusa Corp. *	108,829	4,303,099
Workiva, Inc. *	139,777	8,246,843
Xperi Holding Corp.	419,046	5,250,646
Yext, Inc. *	352,094	6,992,587
Zoom Video Communications, Inc., Class A *	103,296	33,581,530
Zuora, Inc., Class A *	268,362	3,647,040
		919,737,597

Technology Hardware & Equipment 3.7%
3D Systems Corp. *	431,858	2,370,900
Acacia Communications, Inc. *	137,129	9,253,465
ADTRAN, Inc.	172,949	1,918,004
Applied Optoelectronics, Inc. *	71,917	836,395
Arlo Technologies, Inc. *	282,271	1,617,413
Avid Technology, Inc. *	123,264	998,438
Badger Meter, Inc.	105,635	6,516,623
Belden, Inc.	139,368	4,693,914
Benchmark Electronics, Inc.	132,788	2,603,973
CalAmp Corp. *	122,332	999,452
Calix, Inc. *	178,398	3,469,841
Casa Systems, Inc. *	104,907	477,327
Ciena Corp. *	557,352	31,640,873
Coherent, Inc. *	87,946	9,907,996
CommScope Holding Co., Inc. *	708,489	7,297,437
Comtech Telecommunications Corp.	90,821	1,507,629
CTS Corp.	117,302	2,451,612
Daktronics, Inc.	137,065	605,827
Diebold Nixdorf, Inc. *	277,299	2,312,674
Dolby Laboratories, Inc., Class A	233,777	16,329,323
EchoStar Corp., Class A *	168,124	4,939,483
ePlus, Inc. *	49,029	3,761,505
Extreme Networks, Inc. *	438,194	1,914,908
Fabrinet *	133,019	9,282,066
FARO Technologies, Inc. *	64,057	3,619,221
Fitbit, Inc., Class A *	829,696	5,276,867
Harmonic, Inc. *	353,757	2,087,166
II-VI, Inc. *	350,110	15,579,895
Infinera Corp. *	585,354	4,267,231
Insight Enterprises, Inc. *	127,890	7,648,461
InterDigital, Inc.	111,407	6,812,538
Itron, Inc. *	129,359	7,705,916
Kimball Electronics, Inc. *	85,321	1,150,554
Knowles Corp. *	310,656	4,678,479
Littelfuse, Inc.	88,105	15,932,908
Lumentum Holdings, Inc. *	271,547	23,353,042
Methode Electronics, Inc.	134,918	3,819,529
MTS Systems Corp.	65,638	1,601,567
Napco Security Technologies, Inc. *	41,610	1,036,505
NCR Corp. *	463,039	9,464,517
NETGEAR, Inc. *	107,643	3,589,894
NetScout Systems, Inc. *	229,848	5,318,683
nLight, Inc. *	121,757	2,844,244
Novanta, Inc. *	127,277	13,640,276
OSI Systems, Inc. *	60,903	4,796,111
PC Connection, Inc.	39,834	1,764,248

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Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Plantronics, Inc.	121,301	1,499,280
Plexus Corp. *	106,001	8,063,496
Pure Storage, Inc., Class A *	842,456	12,855,879
Ribbon Communications, Inc. *	328,663	1,406,678
Rogers Corp. *	67,605	7,660,323
Sanmina Corp. *	246,871	6,986,449
ScanSource, Inc. *	91,286	2,253,851
Super Micro Computer, Inc. *	158,926	4,352,983
SYNNEX Corp.	149,408	18,997,227
TTM Technologies, Inc. *	359,304	4,117,624
ViaSat, Inc. *	211,500	8,409,240
Viavi Solutions, Inc. *	825,825	11,012,376
Vishay Intertechnology, Inc.	479,668	7,669,891
		368,980,227

Telecommunication Services 0.8%
Anterix, Inc. *	41,986	1,836,468
ATN International, Inc.	39,196	2,273,368
Bandwidth, Inc., Class A *	62,002	9,764,075
Boingo Wireless, Inc. *	162,064	2,105,211
Cincinnati Bell, Inc. *	183,906	2,769,624
Cogent Communications Holdings, Inc.	152,152	10,233,744
Consolidated Communications Holdings, Inc. *	265,407	2,064,866
Globalstar, Inc. *	2,251,616	753,166
Gogo, Inc. *	183,801	944,737
Iridium Communications, Inc. *	354,351	9,925,371
Liberty Latin America Ltd., Class A *	168,606	1,652,339
Liberty Latin America Ltd., Class C *	411,970	3,930,194
ORBCOMM, Inc. *	281,525	1,128,915
Shenandoah Telecommunications Co.	169,737	9,386,456
Spok Holdings, Inc.	65,532	710,367
Telephone and Data Systems, Inc.	354,557	8,200,903
United States Cellular Corp. *	54,676	1,989,113
Vonage Holdings Corp. *	835,519	9,566,693
		79,235,610

Transportation 1.6%
Air Transport Services Group, Inc. *	215,863	5,487,237
Allegiant Travel Co.	47,576	6,118,274
ArcBest Corp.	91,770	3,103,661
Atlas Air Worldwide Holdings, Inc. *	94,656	5,337,652
Avis Budget Group, Inc. *	193,325	6,594,316
Daseke, Inc. *	218,927	1,346,401
Echo Global Logistics, Inc. *	96,891	2,647,062
Forward Air Corp.	101,693	5,998,870
Hawaiian Holdings, Inc.	167,337	2,249,009
Heartland Express, Inc.	168,636	3,488,236
Hub Group, Inc., Class A *	121,494	6,541,237
Kirby Corp. *	217,686	9,238,594
Knight-Swift Transportation Holdings, Inc.	443,581	20,165,192
Landstar System, Inc.	139,256	18,533,581
Macquarie Infrastructure Corp.	282,820	7,924,616
Marten Transport Ltd.	211,969	3,849,357
Matson, Inc.	156,507	6,271,236
Ryder System, Inc.	194,515	7,955,664
Saia, Inc. *	94,579	12,692,502
Schneider National, Inc., Class B	123,322	3,337,093
SkyWest, Inc.	182,196	6,130,895
Spirit Airlines, Inc. *(a)	320,307	5,727,089
Universal Logistics Holdings, Inc.	28,522	613,223
Werner Enterprises, Inc.	207,852	9,563,271
		160,914,268

Security	Number of Shares	Value ($)
Utilities 2.5%
ALLETE, Inc.	187,585	10,122,087
American States Water Co.	133,709	10,172,581
Avista Corp.	243,930	8,991,260
Black Hills Corp.	227,522	12,759,434
California Water Service Group	176,943	8,022,596
Chesapeake Utilities Corp.	59,753	4,887,795
Clearway Energy, Inc., Class A	119,716	2,891,141
Clearway Energy, Inc., Class C	286,105	7,298,539
Hawaiian Electric Industries, Inc.	395,202	13,677,941
IDACORP, Inc.	183,092	16,459,971
MDU Resources Group, Inc.	727,342	17,179,818
MGE Energy, Inc.	131,073	8,518,434
Middlesex Water Co.	63,387	4,065,008
New Jersey Resources Corp.	347,524	10,474,373
Northwest Natural Holding Co.	111,055	5,676,021
NorthWestern Corp.	183,164	9,458,589
ONE Gas, Inc.	191,826	14,218,143
Ormat Technologies, Inc.	184,938	11,257,176
Otter Tail Corp.	146,969	5,709,746
PNM Resources, Inc.	288,755	12,612,818
Portland General Electric Co.	324,463	12,378,263
SJW Group	94,043	5,880,509
South Jersey Industries, Inc.	334,413	7,407,248
Southwest Gas Holdings, Inc.	200,054	12,577,395
Spire, Inc.	185,662	10,807,385
Sunnova Energy International, Inc. *	84,984	2,015,821
Unitil Corp.	54,661	2,306,694
		247,826,786
Total Common Stock
(Cost $9,304,276,312)		10,010,622,667

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Other Investment Companies 0.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (c)	9,744,598	9,744,598

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.06% (c)	67,430,328	67,430,328
Total Other Investment Companies
(Cost $77,174,926)		77,174,926

64
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2020 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	405	31,616,325	(45,372)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $64,959,728.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
65
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Banks 9.3%
1st Source Corp.	107,357	3,698,449
BancFirst Corp.	130,545	5,743,980
Bank of Hawaii Corp.	292,180	16,081,587
Bank OZK	876,210	20,187,878
Banner Corp.	256,483	9,264,166
Boston Private Financial Holdings, Inc.	604,632	3,591,514
Cathay General Bancorp	549,712	13,572,389
City Holding Co.	118,452	7,578,559
Comerica, Inc.	1,044,738	41,298,493
CVB Financial Corp.	965,740	17,586,125
East West Bancorp, Inc.	1,055,770	38,831,221
Federal Agricultural Mortgage Corp., Class C	66,567	4,536,541
Fifth Third Bancorp	5,142,916	106,252,645
First Commonwealth Financial Corp.	714,424	5,858,277
Heritage Financial Corp.	266,052	5,305,077
Huntington Bancshares, Inc.	7,485,482	70,438,386
International Bancshares Corp.	416,442	13,151,238
KeyCorp	7,137,761	87,937,215
Lakeland Financial Corp.	185,963	8,496,649
M&T Bank Corp.	956,268	98,744,234
Northwest Bancshares, Inc.	859,575	8,690,303
PacWest Bancorp	869,110	16,582,619
Premier Financial Corp.	273,101	4,990,921
Regions Financial Corp.	6,991,029	80,816,295
S&T Bancorp, Inc.	280,348	5,661,628
Stock Yards Bancorp, Inc.	154,200	6,619,806
Synovus Financial Corp.	1,061,334	23,211,375
U.S. Bancorp	10,302,617	375,015,259
Umpqua Holdings Corp.	1,597,707	18,022,135
Webster Financial Corp.	667,272	18,349,980
Zions Bancorp NA	1,235,439	39,731,718
		1,175,846,662

Capital Goods 12.7%
3M Co.	2,980,864	485,940,449
Cummins, Inc.	1,267,554	262,700,567
Eaton Corp. plc	3,420,593	349,242,545
Emerson Electric Co.	5,040,202	350,142,833
MSC Industrial Direct Co., Inc., Class A	372,462	24,545,246
Snap-on, Inc.	453,716	67,272,471
Watsco, Inc.	270,227	66,202,913
		1,606,047,024

Commercial & Professional Services 0.7%
HNI Corp.	355,080	11,309,298
Insperity, Inc.	310,981	20,950,790
Robert Half International, Inc.	973,277	51,778,336
		84,038,424

Consumer Durables & Apparel 3.5%
Hasbro, Inc.	1,052,821	83,109,690
Leggett & Platt, Inc.	1,088,759	44,639,119
Security	Number of Shares	Value ($)
Polaris, Inc.	475,731	48,067,860
VF Corp.	2,709,584	178,155,148
Whirlpool Corp.	522,865	92,923,568
		446,895,385

Diversified Financials 9.4%
Ameriprise Financial, Inc.	918,360	143,998,848
BlackRock, Inc.	875,499	520,212,751
Discover Financial Services	2,272,522	120,625,468
Eaton Vance Corp.	821,127	33,682,630
Evercore, Inc., Class A	283,485	17,542,052
Federated Hermes, Inc.	696,716	16,658,480
Franklin Resources, Inc.	2,021,690	42,576,791
Janus Henderson Group plc	1,127,502	23,361,841
Lazard Ltd., Class A	816,932	25,872,236
T. Rowe Price Group, Inc.	1,693,875	235,804,339
Waddell & Reed Financial, Inc., Class A	510,640	8,042,580
		1,188,378,016

Energy 5.3%
Delek US Holdings, Inc.	611,912	9,625,376
Exxon Mobil Corp.	9,646,749	385,291,155
ONEOK, Inc.	3,418,002	93,926,695
Valero Energy Corp.	3,397,811	178,690,880
		667,534,106

Food, Beverage & Tobacco 13.6%
Altria Group, Inc.	11,682,813	511,006,241
B&G Foods, Inc.	530,659	16,524,721
Flowers Foods, Inc.	1,593,781	38,983,883
Kellogg Co.	2,059,784	146,059,284
PepsiCo, Inc.	3,642,504	510,169,110
The Coca-Cola Co.	10,049,421	497,747,822
		1,720,491,061

Household & Personal Products 3.7%
Kimberly-Clark Corp.	2,836,165	447,433,390
Nu Skin Enterprises, Inc., Class A	459,489	21,720,045
		469,153,435

Insurance 4.9%
American Financial Group, Inc.	542,842	36,288,988
Cincinnati Financial Corp.	1,101,236	87,449,151
Employers Holdings, Inc.	230,995	7,525,817
Fidelity National Financial, Inc.	2,093,722	68,736,893
Mercury General Corp.	196,840	8,804,653
Principal Financial Group, Inc.	1,871,974	78,828,825
Prudential Financial, Inc.	2,914,321	197,503,534
Safety Insurance Group, Inc.	106,011	7,675,196
The Hartford Financial Services Group, Inc.	2,612,482	105,674,897
Unum Group	1,493,924	27,607,716
		626,095,670

66
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2020 (continued)

Security	Number of Shares	Value ($)
Materials 3.9%
Amcor plc	13,404,693	148,255,905
Eastman Chemical Co.	1,124,933	82,243,852
Huntsman Corp.	1,661,863	35,929,478
International Paper Co.	3,243,530	117,642,833
Neenah, Inc.	139,501	6,177,104
Schweitzer-Mauduit International, Inc.	256,068	7,766,542
Sonoco Products Co.	827,998	43,908,734
Steel Dynamics, Inc.	1,781,670	52,594,898
		494,519,346

Media & Entertainment 1.7%
Omnicom Group, Inc.	1,801,248	97,429,504
ViacomCBS, Inc., Class B	4,471,455	124,530,022
		221,959,526

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Pfizer, Inc.	13,601,845	514,013,723

Retailing 2.6%
Best Buy Co., Inc.	1,884,178	208,974,182
Genuine Parts Co.	1,202,113	113,527,552
PetMed Express, Inc.	167,200	5,811,872
		328,313,606

Semiconductors & Semiconductor Equipment 9.2%
QUALCOMM, Inc.	5,368,524	639,391,209
Texas Instruments, Inc.	3,718,267	528,551,654
		1,167,942,863

Software & Services 5.2%
International Business Machines Corp.	3,762,148	463,910,470
Paychex, Inc.	2,635,579	201,542,726
		665,453,196

Telecommunication Services 3.9%
Verizon Communications, Inc.	8,416,383	498,839,020

Transportation 5.9%
United Parcel Service, Inc., Class B	4,582,037	749,712,894
Total Common Stock
(Cost $11,736,406,068)		12,625,233,957

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	13,823,509	13,823,509
Total Other Investment Company
(Cost $13,823,509)		13,823,509

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	345	60,356,025	2,592,753
S&P Mid-Cap 400 Index, e-mini, expires 09/18/20	27	5,199,660	83,262
Net Unrealized Appreciation			2,676,015
(a)	The rate shown is the 7-day yield.

67
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:

Opinion on the Financial Statements, Financial Highlights, and Portfolio Holdings

We have audited the accompanying statements of assets and liabilities of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), including the condensed portfolio holdings, as of August 31, 2020, the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended, the related notes (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio holdings as of August 31, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements, financial highlights, and portfolio holdings present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended August 31, 2019 and the financial highlights for each of the four years in the period ended August 31, 2019; except for Schwab 1000 Index ETF, the financial highlights for the year ended August 31, 2019 and for the period from October 11, 2017 through August 31, 2018, were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Basis for Opinion

These financial statements, financial highlights, and portfolio holdings are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements, financial highlights, and portfolio holdings based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio holdings are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, financial highlights, and portfolio holdings, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements, financial highlights, and portfolio holdings. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights, and portfolio holdings. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Denver, Colorado

October 19, 2020

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 19, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 19, 2020